UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23147

First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)

        First Trust TCW Unconstrained Plus Bond ETF (UCON)

        First Trust TCW Securitized Plus ETF (DEED)

        First Trust TCW Emerging Markets Debt ETF (EFIX)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------


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--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter..........................................................   1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or
the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF
(the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S.
government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); U.S. corporate bonds; fixed income securities issued by non-U.S.
corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds;
collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity.
The Fund may also invest in preferred stock and common stock. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL                  CUMULATIVE
                                                                                TOTAL RETURNS                 TOTAL RETURNS
                                              6 Months       1 Year        5 Years       Inception       5 Years       Inception
                                               Ended          Ended         Ended        (2/14/17)        Ended        (2/14/17)
                                              2/28/23        2/28/23       2/28/23       to 2/28/23      2/28/23       to 2/28/23
FUND PERFORMANCE
NAV*                                           -2.79%        -11.64%        0.53%          0.65%          2.68%          4.02%
Market Price                                   -2.36%        -11.53%        0.58%          0.68%          2.92%          4.20%

INDEX PERFORMANCE
Bloomberg U.S. Aggregate Bond Index            -2.13%         -9.72%        0.53%          0.63%          2.67%          3.87%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            FEBRUARY 14, 2017 - FEBRUARY 28, 2023

              First Trust TCW            Bloomberg
            Opportunistic Fixed        U.S. Aggregate
                Income ETF               Bond Index
2/14/17           $10,000                 $10,000
2/28/17            10,068                  10,066
8/31/17            10,323                  10,342
2/28/18            10,130                  10,117
8/31/18            10,265                  10,233
2/28/19            10,470                  10,437
8/31/19            11,325                  11,274
2/29/20            11,699                  11,657
8/31/20            12,182                  12,004
2/28/21            12,048                  11,818
8/31/21            12,276                  11,994
2/28/22            11,772                  11,505
8/31/22            10,700                  10,613
2/28/23            10,402                  10,387


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     On January 3, 2023, the fair value methodology used to value the senior loan investments held by the Fund was changed. Prior to that date, the senior loans were valued using the bid side price provided by a pricing service. After such date, the senior loans were valued using the midpoint between the bid and ask price provided by a pricing service. The change in the Fund's fair value methodology on January 3, 2023, resulted in a one-time increase in the Fund's net asset value of approximately $0.005 per share on that date, which represented a positive impact on the Fund's performance of 0.01%. Without the change to the pricing methodology, the performance of the Fund on a NAV basis would have been -2.81%, -11.66%,
      0.53%, 0.65%, 2.66%, and 3.99% in the six-months, one-year, five-years average annual, since inception average annual, five-years cumulative, and since inception cumulative periods ended February 28, 2023, respectively.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                              32.5%
U.S. Government Bonds and Notes                   28.9
Corporate Bonds and Notes                         21.8
Asset-Backed Securities                           12.2
Mortgage-Backed Securities                        10.4
Foreign corporate Bonds and Notes                  6.2
Senior Floating-Rate Loan Interests                1.8
Foreign Sovereign Bonds and Notes                  1.0
Municipal Bonds                                    0.7
U.S. Government Agency Securities                  0.7
Common Stocks                                      0.0*
Rights                                             0.0*
U.S. Treasury Bills                                0.4
Money Market Funds                                 2.1
Net Other Assets and Liabilities**               (18.7)
                                                -------
   Total                                         100.0%
                                                =======

*     Amount is less than 0.1%.
**    Includes variation margin on futures contracts, unrealized appreciation/depreciation on forward foreign currency contracts and unrealized appreciation/depreciation on interest rate swap agreements.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 53.6%
AAA                                                3.0
AA+                                                0.5
AA                                                 2.0
AA-                                                1.2
A+                                                 0.7
A                                                  1.5
A-                                                 4.6
BBB+                                               5.2
BBB                                                6.7
BBB-                                               6.1
BB+                                                2.6
BB                                                 1.5
BB-                                                1.5
B+                                                 0.6
B                                                  0.8
B-                                                 1.2
CCC+                                               0.2
CCC                                                1.8
CCC-                                               0.5
CC                                                 3.1
C                                                  0.1
D                                                  1.0
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note, 4.00%, 02/29/28                5.4%
U.S. Treasury Note, 4.13%, 01/31/25                4.7
U.S. Treasury Bond, 2.00%, 11/15/41                3.6
Federal National Mortgage Association, Pool
   TBA, 4.50%, 03/15/53                            3.1
Federal National Mortgage Association, Pool
   TBA, 5.00%, 03/15/53                            2.9
U.S. Treasury Note, 4.63%, 02/28/25                2.9
U.S. Treasury Bond, 3.63%, 02/15/53                2.5
Federal National Mortgage Association, Pool
   TBA, 2.00%, 04/15/53                            2.4
Federal National Mortgage Association, Pool
   TBA, 2.50%, 04/15/53                            2.2
U.S. Treasury Bond, 2.38%, 02/15/42                1.7
                                                -------
   Total                                          31.4%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors
      Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the
"Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund's investment sub-advisor, TCW Investment Management Company
LLC, manages the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality, including up to 70% of its net assets in high yield (or "junk")
securities, up to 60% of its net assets in securities issuers with significant ties to emerging market countries and up to 50% of its net assets in securities denominated in non-U.S. currencies. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation
Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities
(CMBS); agency and non-agency asset-backed securities (ABS); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock and the Fund may utilize listed and over-the-counter derivatives.
Under normal market conditions, the Fund's average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc.
under the ticker symbol "UCON."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                          6 Months Ended    1 Year Ended    Inception (6/4/18)    Inception (6/4/18)
                                                             2/28/23          2/28/23           to 2/28/23            to 2/28/23
FUND PERFORMANCE
NAV                                                            0.56%           -3.14%             2.28%                 11.27%
Market Price                                                  -0.27%           -3.66%             2.19%                 10.80%

INDEX PERFORMANCE
ICE BofA US Dollar 3-Month Deposit Offered Rate
   Average Index                                               1.97%            2.62%             1.60%                  7.80%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JUNE 4, 2018 - FEBRUARY 28, 2023

              First Trust TCW           ICE BofA US Dollar
            Opportunistic Fixed       3-Month Deposit Offered
                Income ETF              Rate Average Index
6/4/18            $10,000                     $10,000
8/31/18            10,106                      10,057
2/28/19            10,323                      10,185
8/31/19            10,728                      10,318
2/29/20            10,960                      10,425
8/31/20            11,261                      10,475
2/28/21            11,596                      10,487
8/31/21            11,716                      10,497
2/28/22            11,489                      10,505
8/31/22            11,065                      10,572
2/28/23            11,127                      10,780


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
Mortgage-Backed Securities                        25.0%
Corporate Bonds and Notes                         21.0
Asset-Backed Securities                           20.0
U.S. Government Agency Mortgage-
   Backed Securities                              17.4
Foreign Corporate Bonds and Notes                  5.8
Foreign Sovereign Bonds and Notes                  3.4
U.S. Government Agency Securities                  1.8
Municipal Bonds                                    0.1
Common Stocks                                      0.0*
Rights                                             0.0*
U.S. Treasury Bills                               20.1
Net Other Assets and Liabilities**               (14.6)
                                                -------
   Total                                         100.0%
                                                =======

*     Amount is less than 0.1%.
**    Includes variation margin on futures contracts, unrealized appreciation/depreciation on forward foreign currency contracts and unrealized appreciation/depreciation on interest rate swap agreements.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 34.3%
AAA                                                6.1
AA+                                                0.7
AA                                                 2.7
AA-                                                1.7
A+                                                 0.5
A                                                  1.9
A-                                                 4.1
BBB+                                               3.6
BBB                                                8.1
BBB-                                               7.0
BB+                                                2.9
BB                                                 2.7
BB-                                                2.1
B+                                                 1.6
B                                                  2.0
B-                                                 2.2
CCC+                                               1.4
CCC                                                5.4
CCC-                                               1.9
CC                                                 4.8
C                                                  1.0
D                                                  1.3
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association,
   Pool TBA, 5.00%, 03/15/53                       3.4%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 04/15/53                       3.2
U.S. Treasury Bill, 0.00%, 06/08/23                3.0
Federal National Mortgage Association,
   Pool TBA, 2.00%, 04/15/53                       3.0
U.S. Treasury Bill, 0.00%, 06/01/23                2.9
U.S. Treasury Bill, 0.00%, 05/18/23                2.6
U.S. Treasury Bill, 0.00%, 07/06/23                2.3
U.S. Treasury Bill, 0.00%, 05/11/23                2.0
U.S. Treasury Bill, 0.00%, 05/25/23                1.8
Federal National Mortgage Association,
   Pool TBA, 3.00%, 03/15/53                       1.7
                                                -------
   Total                                          25.9%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors
      Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

The First Trust TCW Securitized Plus ETF seeks to maximize long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in securitized debt securities, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (CLOs). The Fund's investment sub-advisor, TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor"),
seeks to outperform the Bloomberg U.S. Mortgage-Backed Securities Index over time through the utilization of independent, bottom-up research to identify securities that are relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S.
Mortgage-Backed Securities Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "DEED."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL         CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                          6 Months Ended    1 Year Ended    Inception (4/29/20)  Inception (4/29/20)
                                                             2/28/23          2/28/23           to 2/28/23           to 2/28/23
FUND PERFORMANCE
NAV                                                           -4.22%          -12.21%             -3.19%                -8.79%
Market Price                                                  -4.23%          -12.25%             -3.33%                -9.16%

INDEX PERFORMANCE
Bloomberg U.S. Mortgage-Backed Securities Index               -2.47%           -9.10%             -4.33%               -11.80%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      APRIL 29, 2020 - FEBRUARY 28, 2023

              First Trust TCW             Bloomberg Barclays U.S.
            Securitized Plus ETF      Mortgage-Backed Securities Index
4/29/20           $10,000                         $10,000
8/31/20            10,380                          10,036
2/28/21            10,492                           9,990
8/31/21            10,684                          10,018
2/28/22            10,390                           9,703
8/31/22             9,523                           9,043
2/28/23             9,121                           8,820


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED) (CONTINUED)

----------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Agency Mortgage-
   Backed Securities                              64.1%
Mortgage-Backed Securities                        31.7
Asset-Backed Securities                           25.3
U.S. Government Bonds and Notes                    5.6
U.S. Treasury Bills                                0.7
Money Market Funds                                14.6
Net Other Assets and Liabilities*                (42.0)
                                                -------
   Total                                         100.0%
                                                =======

*     Includes variation margin on futures contracts and unrealized appreciation on forward foreign currency contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 54.3%
AAA                                                3.9
AA+                                                1.0
AA                                                 4.3
AA-                                                2.4
A+                                                 0.5
A                                                  0.5
A-                                                 1.5
BBB                                                1.6
BBB-                                               1.4
BB                                                 3.2
BB-                                                0.5
B+                                                 0.6
B                                                  1.6
B-                                                 3.3
CCC+                                               0.5
CCC                                                4.9
CCC-                                               1.7
CC                                                 6.9
C                                                  2.1
D                                                  3.3
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Government National Mortgage Association,
   Pool TBA, 2.50%, 03/15/53                       5.9%
Federal National Mortgage Association,
   Pool TBA, 2.50%, 04/15/53                       5.2
Federal National Mortgage Association,
   Pool TBA, 5.00%, 03/15/53                       4.6
Federal National Mortgage Association,
   Pool TBA, 2.00%, 04/15/53                       4.1
Federal National Mortgage Association,
   Pool TBA, 4.50%, 03/15/53                       2.7
U.S. Treasury Note, 4.63%, 02/28/25                2.2
Federal National Mortgage Association,
   Pool BQ7056, 2.00%, 01/01/52                    1.7
Federal National Mortgage Association,
   Pool CB3151, 2.00%, 03/01/52                    1.6
Federal National Mortgage Association,
   Pool TBA, 2.00%, 03/15/53                       1.6
Federal National Mortgage Association,
   Pool TBA, 3.50%, 03/15/53                       1.5
                                                -------
   Total                                          31.1%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors
      Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)

The First Trust TCW Emerging Markets Debt ETF (the "Fund") seeks to provide high total return from current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries. An "emerging market country" is a country that, at the time the Fund invests in the related security or instrument, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.
The Fund's investments include, but are not limited to, debt securities issued by sovereign entities, quasi-sovereign entities and corporations.
"Quasi-Sovereign" refers to an entity that is either 100% owned by a sovereign entity or whose debt is 100% guaranteed by a sovereign entity. The Fund may invest up to 25% of its net assets in securities issued by corporations in emerging market countries that are not Quasi-Sovereign entities. The Fund will invest at least 90% of its assets in dollar-denominated securities. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "EFIX."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL         CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                          6 Months Ended    1 Year Ended    Inception (2/17/21)  Inception (2/17/21)
                                                             2/28/23          2/28/23           to 2/28/23           to 2/28/23
FUND PERFORMANCE
NAV                                                           1.76%            -8.16%             -7.96%               -15.48%
Market Price                                                  2.30%            -6.92%             -7.86%               -15.30%

INDEX PERFORMANCE
JP Morgan Emerging Market Bond Index Global Diversified       2.13%            -8.64%             -8.76%               -16.99%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              FEBRUARY 17, 2021 - FEBRUARY 28, 2023

            First Trust TCW            JP Morgan Emerging
            Emerging Markets           Market Bond Index
                Debt ETF               Global Diversified
2/17/21         $10,000                     $10,000
2/28/21           9,825                       9,822
8/31/21          10,193                      10,264
2/28/22           9,204                       9,086
8/31/22           8,305                       8,128
2/28/23           8,452                       8,301


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX) (CONTINUED)

----------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
Foreign Sovereign Bonds and Notes                 60.9%
Foreign Corporate Bonds and Notes                 35.4
Money Market Funds                                 1.8
Net Other Assets and Liabilities*                  1.9
                                                -------
   Total                                         100.0%
                                                =======

*     Includes unrealized appreciation/depreciation on forward foreign currency contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
AA                                                 1.3%
AA-                                                2.3
A                                                  5.0
A-                                                 3.3
BBB                                                8.9
BBB-                                              22.3
BB+                                                6.2
BB                                                 7.9
BB-                                               19.0
B+                                                 5.2
B                                                  8.0
B-                                                 5.5
CCC+                                               1.6
CCC                                                0.5
CCC-                                               1.9
CC                                                 1.1
                                                -------
   Total                                         100.0%
                                                =======

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Qatar Energy (USD), 3.13%, 07/12/41                2.3%
Dominican Republic International Bond
   (USD), 4.50%, 01/30/30                          2.2
Petroleos Mexicanos (USD), 6.49%, 01/23/27         2.0
Turkey Government International Bond
   (USD), 9.38%, 01/19/33                          2.0
Bahrain Government International Bond
   (USD), 5.25%, 01/25/33                          1.8
Saudi Government International Bond
   (USD), 4.88%, 07/18/33                          1.8
Hungary Government International Bond
   (USD), 5.25%, 06/16/29                          1.7
KazMunayGas National Co. JSC (USD)
   5.75%, 04/19/47                                 1.7
Gaci First Investment Co. (USD), 5.38%,
   10/13/22                                        1.6
Indonesia Asahan Aluminium Persero PT
   (USD), 5.45%, 05/15/30                          1.6
                                                -------
   Total                                          18.7%
                                                =======

-----------------------------
(1)   The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors
      Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated
      BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S.
      Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

                                                                          Page 9


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to First
Trust TCW Opportunistic Fixed Income ETF ("FIXD"), First Trust TCW Unconstrained
Plus Bond ETF ("UCON"), First Trust TCW Securitized Plus ETF ("DEED"), and First
Trust TCW Emerging Markets Debt ETF ("EFIX") (each a "Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as investment sub-advisor to each Fund. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los
Angeles, California 90017, was founded in 1987, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $207 billion under management or committed to management, including $181.4 billion of U.S. fixed income investments and $11.4 billion of Emerging Markets Fixed Income, as of February 28, 2023.

                           PORTFOLIO MANAGEMENT TEAM

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

Bryan T. Whalen, CFA, Generalist Portfolio Manager, Co-Chief Investment Officer
and Co-Director in the Fixed Income Group of TCW

Stephen M. Kane, CFA, Generalist Portfolio Manager, Co-Chief Investment Officer
and Co-Director in the Fixed Income Group of TCW

Laird Landmann, Generalist Portfolio Manager and Co-Director in the Fixed Income
Group of TCW

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

Bryan T. Whalen, CFA, Generalist Portfolio Manager, Co-Chief Investment Officer
and Co-Director in the Fixed Income Group of TCW

Mitchell Flack, Specialist Portfolio Manager and Managing Director in the Fixed
Income Group of TCW

Elizabeth J. Crawford, Specialist Portfolio Manager and Managing Director in the
Fixed Income Group of TCW

Harrison Choi, Specialist Portfolio Manager and Managing Director in the Fixed
Income Group of TCW

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)

Penelope D. Foley, Group Managing Director at TCW

David I. Robbins, Group Managing Director at TCW

Alex Stanojevic, Group Managing Director at TCW

                                                                         Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF, First Trust
TCW Unconstrained Plus Bond ETF, First Trust TCW Securitized Plus ETF or First
Trust TCW Emerging Markets Debt ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------------
                                                                                                ANNUALIZED
                                                                                               EXPENSE RATIO   EXPENSES PAID
                                                           BEGINNING            ENDING         BASED ON THE     DURING THE
                                                         ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                       SEPTEMBER 1, 2022   FEBRUARY 28, 2023    PERIOD (a)      PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                                     $1,000.00           $  972.10           0.58%           $2.84
Hypothetical (5% return before expenses)                   $1,000.00           $1,021.92           0.58%           $2.91

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                                     $1,000.00           $1,005.60           0.79%           $3.93
Hypothetical (5% return before expenses)                   $1,000.00           $1,020.88           0.79%           $3.96

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
Actual                                                     $1,000.00           $  957.80           0.68%           $3.30
Hypothetical (5% return before expenses)                   $1,000.00           $1,021.42           0.68%           $3.41

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
Actual                                                     $1,000.00           $1,017.60           0.85%           $4.25
Hypothetical (5% return before expenses)                   $1,000.00           $1,020.58           0.85%           $4.26


(a)   These expense ratios reflect an expense waiver. See Note 3 in the Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 32.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
                Federal Home Loan Mortgage Corporation
$      279,563     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47    $      260,414
                Federal National Mortgage Association
     1,750,792     Series 2012-20, Class ZT.........................................     3.50%       03/25/42         1,618,602
     1,902,147     Series 2012-84, Class VZ.........................................     3.50%       08/25/42         1,746,626
       225,266     Series 2018-38, Class PA.........................................     3.50%       06/25/47           214,037
       646,669     Series 2018-43, Class CT.........................................     3.00%       06/25/48           573,536
       168,294     Series 2018-86, Class JA.........................................     4.00%       05/25/47           162,050
        82,842     Series 2018-94, Class KD.........................................     3.50%       12/25/48            76,934
        99,345     Series 2019-1, Class KP..........................................     3.25%       02/25/49            90,698
        56,681     Series 2019-20, Class BA.........................................     3.50%       02/25/48            54,858
        48,598     Series 2019-52, Class PA.........................................     3.00%       09/25/49            41,985
                Government National Mortgage Association
       175,594     Series 2018-115, Class DE........................................     3.50%       08/20/48           165,222
       195,611     Series 2018-124, Class NW........................................     3.50%       09/20/48           184,047
       326,474     Series 2019-12, Class QA.........................................     3.50%       09/20/48           311,165
        27,860     Series 2019-71, Class PT.........................................     3.00%       06/20/49            25,412
       368,422     Series 2019-119, Class JE........................................     3.00%       09/20/49           329,723
                                                                                                                 --------------
                                                                                                                      5,855,309
                                                                                                                 --------------

                PASS-THROUGH SECURITIES -- 32.3%
                Federal Home Loan Mortgage Corporation
        57,004     Pool C91981......................................................     3.00%       02/01/38            52,124
        51,872     Pool G07961......................................................     3.50%       03/01/45            48,557
        49,760     Pool G08692......................................................     3.00%       02/01/46            44,953
     1,443,166     Pool G08715......................................................     3.00%       08/01/46         1,301,368
        28,558     Pool G08721......................................................     3.00%       09/01/46            25,731
       327,937     Pool G08726......................................................     3.00%       10/01/46           296,053
       793,167     Pool G08732......................................................     3.00%       11/01/46           712,285
       104,427     Pool G08738......................................................     3.50%       12/01/46            96,981
       207,432     Pool G08741......................................................     3.00%       01/01/47           186,600
       144,917     Pool G08747......................................................     3.00%       02/01/47           130,309
       101,384     Pool G08748......................................................     3.50%       02/01/47            94,087
       470,608     Pool G08750......................................................     3.00%       03/01/47           422,997
       110,410     Pool G08766......................................................     3.50%       06/01/47           102,452
       292,922     Pool G08788......................................................     3.50%       11/01/47           271,431
       971,007     Pool G08792......................................................     3.50%       12/01/47           899,615
       131,059     Pool G08800......................................................     3.50%       02/01/48           121,327
       198,699     Pool G08816......................................................     3.50%       06/01/48           183,934
        54,524     Pool G08833......................................................     5.00%       07/01/48            54,609
        10,606     Pool G08838......................................................     5.00%       09/01/48            10,617
       184,147     Pool G08843......................................................     4.50%       10/01/48           180,871
        40,630     Pool G08844......................................................     5.00%       10/01/48            40,668
       117,271     Pool G08849......................................................     5.00%       11/01/48           117,300
       421,358     Pool G16085......................................................     2.50%       02/01/32           391,555
       254,216     Pool G16350......................................................     2.50%       10/01/32           234,992
       303,947     Pool G16396......................................................     3.50%       02/01/33           292,640
       884,187     Pool G16524......................................................     3.50%       05/01/33           851,254
        98,826     Pool G18670......................................................     3.00%       12/01/32            93,354
        28,590     Pool G18691......................................................     3.00%       06/01/33            26,866
        80,491     Pool G18713......................................................     3.50%       11/01/33            77,485


                        See Notes to Financial Statements                Page 13


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$    1,281,545     Pool G60038......................................................     3.50%       01/01/44    $    1,204,319
       341,097     Pool G60080......................................................     3.50%       06/01/45           319,091
       695,487     Pool G60344......................................................     4.00%       12/01/45           674,220
       221,984     Pool G60440......................................................     3.50%       03/01/46           207,340
       683,384     Pool G60582......................................................     3.50%       05/01/46           636,781
       652,701     Pool G60658......................................................     3.50%       07/01/46           616,242
       293,436     Pool G61556......................................................     3.50%       08/01/48           272,867
     2,022,505     Pool G61748......................................................     3.50%       11/01/48         1,885,693
       674,841     Pool G67700......................................................     3.50%       08/01/46           629,205
     5,594,627     Pool G67706......................................................     3.50%       12/01/47         5,216,240
     1,373,109     Pool G67707......................................................     3.50%       01/01/48         1,284,488
     7,382,778     Pool G67708......................................................     3.50%       03/01/48         6,865,113
     1,403,846     Pool G67709......................................................     3.50%       03/01/48         1,310,217
     1,596,107     Pool G67714......................................................     4.00%       07/01/48         1,541,198
     2,183,857     Pool G67717......................................................     4.00%       11/01/48         2,108,726
     3,366,376     Pool G67718......................................................     4.00%       01/01/49         3,231,494
       118,276     Pool Q44452......................................................     3.00%       11/01/46           106,318
       209,990     Pool Q50135......................................................     3.50%       08/01/47           194,713
     8,523,467     Pool QA7837......................................................     3.50%       03/01/50         7,906,010
    21,618,465     Pool QD8259......................................................     3.00%       03/01/52        19,033,279
    15,078,380     Pool QE0312......................................................     2.00%       04/01/52        12,313,633
    22,139,591     Pool QE0521......................................................     2.50%       04/01/52        18,794,901
    13,995,202     Pool RA3078......................................................     3.00%       07/01/50        12,479,350
       386,624     Pool RE6029......................................................     3.00%       02/01/50           333,785
    13,242,409     Pool SD0231......................................................     3.00%       01/01/50        11,833,307
     3,612,273     Pool SD7511......................................................     3.50%       01/01/50         3,347,195
    11,313,996     Pool SD7513......................................................     3.50%       04/01/50        10,508,283
     6,636,783     Pool SD7518......................................................     3.00%       06/01/50         5,929,659
    14,793,484     Pool SD8189......................................................     2.50%       01/01/52        12,558,264
    18,626,687     Pool SD8194......................................................     2.50%       02/01/52        15,808,230
    22,592,642     Pool SD8205......................................................     2.50%       04/01/52        19,178,329
    19,268,805     Pool SD8212......................................................     2.50%       05/01/52        16,355,766
       254,199     Pool U90772......................................................     3.50%       01/01/43           237,245
       308,923     Pool U99114......................................................     3.50%       02/01/44           288,350
       635,449     Pool ZA4692......................................................     3.50%       06/01/46           591,100
       294,781     Pool ZM0063......................................................     4.00%       08/01/45           282,874
    14,522,706     Pool ZM1779......................................................     3.00%       09/01/46        13,119,332
     3,094,168     Pool ZS4667......................................................     3.00%       06/01/46         2,789,467
     5,097,102     Pool ZS4688......................................................     3.00%       11/01/46         4,571,969
     8,238,179     Pool ZS4735......................................................     3.50%       09/01/47         7,525,900
       295,760     Pool ZS8602......................................................     3.00%       03/01/31           279,444
       586,141     Pool ZS9844......................................................     3.50%       07/01/46           544,778
     1,637,195     Pool ZT0277......................................................     3.50%       10/01/46         1,522,933
       744,297     Pool ZT0531......................................................     3.50%       04/01/47           693,159
       717,434     Pool ZT0536......................................................     3.50%       03/01/48           666,356
     2,278,728     Pool ZT0537......................................................     3.50%       03/01/48         2,124,294
       395,284     Pool ZT0542......................................................     4.00%       07/01/48           381,248
        81,996     Pool ZT1403......................................................     3.50%       11/01/33            78,854
     1,112,538     Pool ZT1703......................................................     4.00%       01/01/49         1,066,731


Page 14                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association
$    2,487,904     Pool AL8825......................................................     3.50%       06/01/46    $    2,315,017
       113,049     Pool AN2786......................................................     2.76%       09/01/36            95,310
     1,031,452     Pool AS0225......................................................     4.00%       08/01/43           992,828
     1,327,337     Pool AS3134......................................................     3.50%       08/01/44         1,241,696
       301,347     Pool AS6620......................................................     3.50%       02/01/46           280,562
        94,623     Pool AS9334......................................................     3.00%       03/01/32            89,282
        73,649     Pool AS9749......................................................     4.00%       06/01/47            70,545
        77,048     Pool BD7081......................................................     4.00%       03/01/47            73,127
     5,895,585     Pool BE3774......................................................     4.00%       07/01/47         5,655,333
       764,567     Pool BJ2692......................................................     3.50%       04/01/48           706,965
       948,162     Pool BM1903......................................................     3.50%       08/01/47           883,048
       253,246     Pool BM2000......................................................     3.50%       05/01/47           235,861
       674,473     Pool BM3260......................................................     3.50%       01/01/48           624,180
       329,016     Pool BM4299......................................................     3.00%       03/01/30           317,420
       294,019     Pool BM4304......................................................     3.00%       02/01/30           284,187
       795,329     Pool BM4472......................................................     3.50%       07/01/48           740,705
     1,698,875     Pool BM5585......................................................     3.00%       11/01/48         1,519,615
    13,230,242     Pool BN7755......................................................     3.00%       09/01/49        11,827,458
    28,606,424     Pool BQ6913......................................................     2.00%       12/01/51        23,375,477
    47,793,220     Pool BQ7006......................................................     2.00%       01/01/52        39,047,866
     9,334,012     Pool BV8515......................................................     3.00%       05/01/52         8,223,322
       977,453     Pool CA0854......................................................     3.50%       12/01/47           907,899
       459,302     Pool CA0907......................................................     3.50%       12/01/47           426,620
       383,708     Pool CA0996......................................................     3.50%       01/01/48           356,404
     2,811,145     Pool CA1182......................................................     3.50%       02/01/48         2,611,109
       468,359     Pool CA1187......................................................     3.50%       02/01/48           434,536
       326,281     Pool CA1710......................................................     4.50%       05/01/48           319,547
       214,899     Pool CA1711......................................................     4.50%       05/01/48           210,398
       126,942     Pool CA2208......................................................     4.50%       08/01/48           124,533
       469,597     Pool CA2327......................................................     4.00%       09/01/48           453,195
     2,981,460     Pool CA3633......................................................     3.50%       06/01/49         2,774,890
    12,335,517     Pool CA4534......................................................     3.00%       11/01/49        11,027,633
     4,142,249     Pool FM2870......................................................     3.00%       03/01/50         3,683,816
     7,067,612     Pool FM5397......................................................     3.00%       12/01/50         6,314,220
    29,174,461     Pool FS1598......................................................     2.00%       04/01/52        23,813,883
       224,932     Pool MA1146......................................................     4.00%       08/01/42           216,192
       406,578     Pool MA1373......................................................     3.50%       03/01/43           379,004
       412,793     Pool MA2077......................................................     3.50%       11/01/34           394,727
       111,718     Pool MA2145......................................................     4.00%       01/01/45           107,208
       463,988     Pool MA2670......................................................     3.00%       07/01/46           417,804
       446,656     Pool MA2806......................................................     3.00%       11/01/46           403,074
        12,493     Pool MA2896......................................................     3.50%       02/01/47            11,583
       406,163     Pool MA3057......................................................     3.50%       07/01/47           376,615
       182,485     Pool MA3088......................................................     4.00%       08/01/47           174,588
       424,004     Pool MA3210......................................................     3.50%       12/01/47           393,043
     4,745,652     Pool MA3238......................................................     3.50%       01/01/48         4,394,272
       403,634     Pool MA3239......................................................     4.00%       01/01/48           385,582
       198,800     Pool MA3276......................................................     3.50%       02/01/48           183,915
       575,688     Pool MA3332......................................................     3.50%       04/01/48           531,460


                        See Notes to Financial Statements                Page 15


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      155,619     Pool MA3336......................................................     3.50%       04/01/38    $      147,260
       105,032     Pool MA3410......................................................     3.50%       07/01/33           100,997
       141,233     Pool MA3537......................................................     4.50%       12/01/48           138,542
       588,235     Pool MA3846......................................................     3.00%       11/01/49           510,659
     9,313,457     Pool MA4093......................................................     2.00%       08/01/40         7,949,092
     6,412,913     Pool MA4128......................................................     2.00%       09/01/40         5,473,457
     7,145,374     Pool MA4152......................................................     2.00%       10/01/40         6,098,611
     3,834,688     Pool MA4176......................................................     2.00%       11/01/40         3,272,915
    13,676,059     Pool MA4364......................................................     2.00%       06/01/41        11,672,243
    18,798,573     Pool MA4548......................................................     2.50%       02/01/52        15,959,693
    35,450,000     Pool TBA (a).....................................................     2.00%       03/15/53        28,885,519
    36,250,000     Pool TBA (a).....................................................     2.50%       03/15/53        30,720,459
    76,775,000     Pool TBA (a).....................................................     3.00%       03/15/53        67,557,502
     2,325,000     Pool TBA (a).....................................................     3.50%       03/15/53         2,117,021
    46,525,000     Pool TBA (a).....................................................     4.00%       03/15/53        43,682,613
   133,450,000     Pool TBA (a).....................................................     4.50%       03/15/53       128,612,437
   123,700,000     Pool TBA (a).....................................................     5.00%       03/15/53       121,631,891
   123,300,000     Pool TBA (a).....................................................     2.00%       04/15/53       100,602,686
   105,900,000     Pool TBA (a).....................................................     2.50%       04/15/53        89,861,941
                Government National Mortgage Association
       180,335     Pool MA1157......................................................     3.50%       07/20/43           170,089
       531,876     Pool MA2825......................................................     3.00%       05/20/45           487,241
       179,079     Pool MA3521......................................................     3.50%       03/20/46           167,159
     7,606,271     Pool MA3662......................................................     3.00%       05/20/46         6,930,026
       687,308     Pool MA3663......................................................     3.50%       05/20/46           642,420
       463,970     Pool MA3735......................................................     3.00%       06/20/46           421,877
     9,437,167     Pool MA3937......................................................     3.50%       09/20/46         8,836,451
       129,998     Pool MA4069......................................................     3.50%       11/20/46           121,127
        75,408     Pool MA4195......................................................     3.00%       01/20/47            68,403
        89,849     Pool MA4196......................................................     3.50%       01/20/47            83,984
       451,641     Pool MA4261......................................................     3.00%       02/20/47           408,710
       115,786     Pool MA4262......................................................     3.50%       02/20/47           108,095
     2,913,345     Pool MA4322......................................................     4.00%       03/20/47         2,794,395
     3,080,043     Pool MA4382......................................................     3.50%       04/20/47         2,866,946
        36,365     Pool MA4453......................................................     4.50%       05/20/47            35,953
        38,742     Pool MA4586......................................................     3.50%       07/20/47            36,175
       248,817     Pool MA4588......................................................     4.50%       07/20/47           245,356
       681,149     Pool MA4651......................................................     3.00%       08/20/47           616,676
       983,076     Pool MA4652......................................................     3.50%       08/20/47           917,281
       340,410     Pool MA4719......................................................     3.50%       09/20/47           318,642
        41,339     Pool MA4722......................................................     5.00%       09/20/47            41,545
        33,941     Pool MA4777......................................................     3.00%       10/20/47            30,725
       848,637     Pool MA4778......................................................     3.50%       10/20/47           791,677
       811,326     Pool MA4836......................................................     3.00%       11/20/47           737,270
       842,983     Pool MA4837......................................................     3.50%       11/20/47           785,643
       282,739     Pool MA4838......................................................     4.00%       11/20/47           271,273
        46,937     Pool MA4901......................................................     4.00%       12/20/47            45,033
       217,412     Pool MA4961......................................................     3.00%       01/20/48           197,329
       292,625     Pool MA4962......................................................     3.50%       01/20/48           273,729


Page 16                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$      425,531     Pool MA4963......................................................     4.00%       01/20/48    $      408,306
       215,348     Pool MA5078......................................................     4.00%       03/20/48           206,619
       588,450     Pool MA5136......................................................     3.50%       04/20/48           548,701
       448,850     Pool MA5399......................................................     4.50%       08/20/48           441,175
       178,323     Pool MA5466......................................................     4.00%       09/20/48           170,066
        47,103     Pool MA5467......................................................     4.50%       09/20/48            45,727
       125,355     Pool MA5597......................................................     5.00%       11/20/48           125,887
       142,986     Pool MA5976......................................................     3.50%       06/20/49           130,560
        37,244     Pool MA6030......................................................     3.50%       07/20/49            33,945
       205,972     Pool MA6080......................................................     3.00%       08/20/49           181,638
    53,275,000     Pool TBA (a).....................................................     2.50%       03/15/53        46,091,199
    17,325,000     Pool TBA (a).....................................................     4.50%       03/15/53        16,803,220
                                                                                                                 --------------
                                                                                                                  1,158,872,670
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................   1,164,727,979
                (Cost $1,234,922,609)                                                                            --------------

U.S. GOVERNMENT BONDS AND NOTES -- 28.9%

   210,809,000  U.S. Treasury Bond..................................................     2.00%       11/15/41       152,461,846
    90,055,000  U.S. Treasury Bond..................................................     2.38%       02/15/42        69,347,626
   110,340,000  U.S. Treasury Bond..................................................     3.63%       02/15/53       105,081,609
     8,765,500  U.S. Treasury Inflation Indexed Note (b)............................     0.63%       07/15/32         8,108,896
   198,304,000  U.S. Treasury Note..................................................     4.13%       01/31/25       195,739,991
   121,815,000  U.S. Treasury Note..................................................     4.63%       02/28/25       121,429,570
    62,200,000  U.S. Treasury Note..................................................     4.00%       02/15/26        61,342,321
    16,806,000  U.S. Treasury Note..................................................     3.88%       12/31/27        16,561,788
    60,493,000  U.S. Treasury Note..................................................     3.50%       01/31/28        58,659,306
   228,800,000  U.S. Treasury Note..................................................     4.00%       02/29/28       227,119,750
    19,527,000  U.S. Treasury Note..................................................     3.50%       02/15/33        18,884,745
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................   1,034,737,448
                (Cost $1,080,395,971)                                                                            --------------

CORPORATE BONDS AND NOTES -- 21.8%

                AEROSPACE/DEFENSE -- 0.4%
     3,208,000  BAE Systems Holdings, Inc. (c)......................................     3.85%       12/15/25         3,080,415
     8,500,000  Boeing (The) Co.....................................................     1.43%       02/04/24         8,175,836
     1,610,000  Boeing (The) Co.....................................................     4.88%       05/01/25         1,588,043
                                                                                                                 --------------
                                                                                                                     12,844,294
                                                                                                                 --------------

                AGRICULTURE -- 0.5%
     3,715,000  BAT Capital Corp....................................................     3.56%       08/15/27         3,385,805
     1,400,000  BAT Capital Corp....................................................     2.73%       03/25/31         1,093,851
     4,530,000  BAT Capital Corp....................................................     4.39%       08/15/37         3,521,967
     1,855,000  BAT Capital Corp....................................................     4.54%       08/15/47         1,333,517
     2,500,000  BAT Capital Corp....................................................     5.65%       03/16/52         2,111,980
     4,250,000  Reynolds American, Inc..............................................     5.70%       08/15/35         3,870,221
     3,735,000  Reynolds American, Inc..............................................     5.85%       08/15/45         3,211,130
                                                                                                                 --------------
                                                                                                                     18,528,471
                                                                                                                 --------------

                AIRLINES -- 0.4%
       863,597  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           779,278


                        See Notes to Financial Statements                Page 17


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                AIRLINES (CONTINUED)
$      103,814  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27    $       94,692
     3,453,175  American Airlines Pass-Through Trust, Series 2016-1, Class AA.......     3.58%       01/15/28         3,144,514
     4,252,576  Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA.........     2.00%       06/10/28         3,726,279
     7,822,134  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32         7,204,898
       348,413  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           348,229
                                                                                                                 --------------
                                                                                                                     15,297,890
                                                                                                                 --------------

                BANKS -- 6.9%
       325,000  Bank of America Corp. (d)...........................................     1.73%       07/22/27           286,415
     3,580,000  Bank of America Corp. (d)...........................................     2.69%       04/22/32         2,904,928
     1,455,000  Bank of America Corp. (d)...........................................     2.57%       10/20/32         1,159,117
    20,965,000  Bank of America Corp., Series N (d).................................     1.66%       03/11/27        18,679,566
     1,300,000  Bank of America Corp., Series N (d).................................     2.65%       03/11/32         1,056,719
     8,965,000  Bank of America Corp., Medium-Term Note (d).........................     2.55%       02/04/28         8,018,135
     1,345,000  Bank of America Corp., Medium-Term Note (d).........................     3.97%       03/05/29         1,249,628
    11,320,000  Bank of America Corp., Medium-Term Note (d).........................     2.09%       06/14/29         9,522,578
     2,839,000  Bank of America Corp., Medium-Term Note (d).........................     3.97%       02/07/30         2,599,213
     5,265,000  Bank of America Corp., Medium-Term Note (d).........................     1.92%       10/24/31         4,084,647
     2,180,000  Citigroup, Inc. (d).................................................     0.98%       05/01/25         2,059,489
     2,375,000  Citigroup, Inc. (d).................................................     3.52%       10/27/28         2,175,710
     4,110,000  Citigroup, Inc. (d).................................................     2.98%       11/05/30         3,501,714
     2,000,000  Citigroup, Inc. (d).................................................     2.67%       01/29/31         1,665,497
     1,670,000  Citigroup, Inc. (d).................................................     4.41%       03/31/31         1,553,727
     6,040,000  Citigroup, Inc. (d).................................................     2.57%       06/03/31         4,957,082
       720,000  Citigroup, Inc. (d).................................................     2.56%       05/01/32           578,618
    15,740,000  Citigroup, Inc. (d).................................................     3.06%       01/25/33        12,933,359
    10,000,000  Goldman Sachs Group (The), Inc......................................     1.22%       12/06/23         9,697,930
     1,995,000  Goldman Sachs Group (The), Inc. (d).................................     0.93%       10/21/24         1,931,348
       950,000  Goldman Sachs Group (The), Inc. (d).................................     3.27%       09/29/25           913,734
     9,860,000  Goldman Sachs Group (The), Inc. (d).................................     1.43%       03/09/27         8,694,681
     9,105,000  Goldman Sachs Group (The), Inc. (d).................................     1.54%       09/10/27         7,910,305
       845,000  Goldman Sachs Group (The), Inc. (d).................................     2.64%       02/24/28           755,557
     1,345,000  Goldman Sachs Group (The), Inc. (d).................................     1.99%       01/27/32         1,034,190
     7,710,000  Goldman Sachs Group (The), Inc. (d).................................     2.38%       07/21/32         6,060,338
     6,060,000  Goldman Sachs Group (The), Inc. (d).................................     2.65%       10/21/32         4,835,317
    13,465,000  JPMorgan Chase & Co. (d)............................................     0.97%       06/23/25        12,640,813
     8,015,000  JPMorgan Chase & Co. (d)............................................     1.56%       12/10/25         7,453,876
     1,895,000  JPMorgan Chase & Co. (d)............................................     1.04%       02/04/27         1,664,751
    10,455,000  JPMorgan Chase & Co. (d)............................................     1.58%       04/22/27         9,253,168
     1,445,000  JPMorgan Chase & Co. (d)............................................     2.07%       06/01/29         1,218,988
     2,625,000  JPMorgan Chase & Co. (d)............................................     2.74%       10/15/30         2,215,983
     3,900,000  JPMorgan Chase & Co. (d)............................................     1.95%       02/04/32         3,030,390
     3,145,000  JPMorgan Chase & Co. (d)............................................     2.58%       04/22/32         2,550,081
     4,790,000  JPMorgan Chase & Co. (d)............................................     2.55%       11/08/32         3,832,663
       495,000  Morgan Stanley (d)..................................................     0.99%       12/10/26           435,661
     4,615,000  Morgan Stanley (d)..................................................     2.48%       09/16/36         3,445,582
     7,135,000  Morgan Stanley, Global Medium-Term Note (d).........................     1.51%       07/20/27         6,231,492
     1,975,000  Morgan Stanley, Global Medium-Term Note (d).........................     2.24%       07/21/32         1,537,372
    13,355,000  Morgan Stanley, Medium-Term Note (d)................................     1.16%       10/21/25        12,375,958
     6,860,000  Morgan Stanley, Medium-Term Note (d)................................     1.93%       04/28/32         5,243,328
     6,165,000  PNC Financial Services Group (The), Inc. (d)........................     5.07%       01/24/34         5,965,570


Page 18                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$    1,525,000  US Bancorp (d)......................................................     5.85%       10/21/33    $    1,573,290
     5,635,000  US Bancorp (d)......................................................     4.84%       02/01/34         5,397,020
     4,320,000  Wells Fargo & Co. (d)...............................................     2.19%       04/30/26         4,018,624
    10,185,000  Wells Fargo & Co., Medium-Term Note (d).............................     3.53%       03/24/28         9,435,676
     9,444,000  Wells Fargo & Co., Medium-Term Note (d).............................     2.39%       06/02/28         8,355,578
     5,790,000  Wells Fargo & Co., Medium-Term Note (d).............................     2.88%       10/30/30         4,936,263
    14,170,000  Wells Fargo & Co., Medium-Term Note (d).............................     3.35%       03/02/33        11,989,740
                                                                                                                 --------------
                                                                                                                    245,621,409
                                                                                                                 --------------

                BEVERAGES -- 0.1%
     4,300,000  Constellation Brands, Inc...........................................     2.88%       05/01/30         3,654,764
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.4%
     3,510,000  Amgen, Inc. (e).....................................................     5.25%       03/02/33         3,486,940
     3,510,000  Amgen, Inc. (e).....................................................     5.60%       03/02/43         3,468,302
     1,412,000  Amgen, Inc..........................................................     4.40%       05/01/45         1,182,239
     3,510,000  Amgen, Inc. (e).....................................................     5.65%       03/02/53         3,483,600
     1,510,000  Regeneron Pharmaceuticals, Inc......................................     1.75%       09/15/30         1,176,652
                                                                                                                 --------------
                                                                                                                     12,797,733
                                                                                                                 --------------

                CHEMICALS -- 0.2%
     5,498,000  International Flavors & Fragrances, Inc. (c)........................     2.30%       11/01/30         4,248,588
     3,114,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48         2,582,777
                                                                                                                 --------------
                                                                                                                      6,831,365
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.1%
     1,730,000  Global Payments, Inc................................................     5.40%       08/15/32         1,655,224
     2,366,000  Global Payments, Inc................................................     5.95%       08/15/52         2,191,152
                                                                                                                 --------------
                                                                                                                      3,846,376
                                                                                                                 --------------

                COMPUTERS -- 0.0%
       370,000  NCR Corp. (c).......................................................     5.25%       10/01/30           306,326
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     1,890,000  Air Lease Corp......................................................     3.25%       03/01/25         1,794,381
       940,000  Air Lease Corp......................................................     3.38%       07/01/25           886,943
     3,000,000  Air Lease Corp......................................................     4.63%       10/01/28         2,804,256
       360,000  Air Lease Corp., Medium-Term Note...................................     2.30%       02/01/25           336,304
     7,930,000  Capital One Financial Corp. (d).....................................     1.34%       12/06/24         7,644,849
     3,755,000  Discover Financial Services.........................................     3.95%       11/06/24         3,656,367
                                                                                                                 --------------
                                                                                                                     17,123,100
                                                                                                                 --------------

                ELECTRIC -- 1.5%
     4,128,000  Alliant Energy Finance LLC (c)......................................     3.75%       06/15/23         4,105,733
     2,655,000  Alliant Energy Finance LLC (c)......................................     1.40%       03/15/26         2,305,087
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47           159,389
     6,605,000  American Electric Power Co., Inc. (e)...............................     5.63%       03/01/33         6,608,856
     3,000,000  Appalachian Power Co., Series Z.....................................     3.70%       05/01/50         2,263,673
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40           741,270
       500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58           416,014
     1,695,000  Dominion Energy, Inc., Series A.....................................     3.30%       03/15/25         1,621,451
     2,375,000  Duke Energy Carolinas LLC...........................................     5.35%       01/15/53         2,344,604
     2,000,000  Duke Energy Corp....................................................     3.85%       06/15/34         1,917,885
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27           689,471


                        See Notes to Financial Statements                Page 19


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC (CONTINUED)
$    9,101,000  FirstEnergy Transmission LLC (c)....................................     2.87%       09/15/28    $    7,958,791
     3,855,000  Interstate Power and Light Co.......................................     2.30%       06/01/30         3,158,824
     1,500,000  ITC Holdings Corp. (c)..............................................     2.95%       05/14/30         1,280,908
     1,750,000  Jersey Central Power & Light Co. (c)................................     4.30%       01/15/26         1,679,760
       830,000  Metropolitan Edison Co. (c).........................................     4.00%       04/15/25           791,674
     2,253,000  Metropolitan Edison Co. (c).........................................     4.30%       01/15/29         2,104,553
    10,000,000  Niagara Mohawk Power Corp. (c)......................................     3.03%       06/27/50         6,566,872
       825,000  Public Service Co. of New Mexico....................................     3.85%       08/01/25           788,404
     3,480,000  Southwestern Public Service Co., Series 9...........................     5.15%       06/01/52         3,294,904
       700,000  Trans-Allegheny Interstate Line Co. (c).............................     3.85%       06/01/25           672,007
     2,310,000  Tucson Electric Power Co............................................     5.50%       04/15/53         2,281,211
     1,505,000  Xcel Energy, Inc....................................................     4.80%       09/15/41         1,351,464
                                                                                                                 --------------
                                                                                                                     55,102,805
                                                                                                                 --------------

                ENTERTAINMENT -- 0.5%
     9,840,000  Warnermedia Holdings, Inc. (c)......................................     5.05%       03/15/42         7,978,783
    11,190,000  Warnermedia Holdings, Inc. (c)......................................     5.14%       03/15/52         8,779,249
                                                                                                                 --------------
                                                                                                                     16,758,032
                                                                                                                 --------------

                FOOD -- 0.2%
       643,000  Chobani LLC / Chobani Finance Corp., Inc. (c).......................     4.63%       11/15/28           561,075
     2,885,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         2,663,740
     1,000,000  Pilgrim's Pride Corp. (c)...........................................     5.88%       09/30/27           981,175
     3,570,000  Pilgrim's Pride Corp................................................     3.50%       03/01/32         2,762,336
                                                                                                                 --------------
                                                                                                                      6,968,326
                                                                                                                 --------------

                GAS -- 0.1%
       500,000  Piedmont Natural Gas Co., Inc.......................................     3.35%       06/01/50           341,427
     3,856,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41         3,894,831
       200,000  Spire, Inc..........................................................     3.54%       02/27/24           195,418
                                                                                                                 --------------
                                                                                                                      4,431,676
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.2%
       525,000  Alcon Finance Corp. (c).............................................     2.75%       09/23/26           481,661
     1,500,000  Alcon Finance Corp. (c).............................................     2.60%       05/27/30         1,261,854
     3,015,000  DENTSPLY SIRONA, Inc................................................     3.25%       06/01/30         2,571,017
     5,000,000  PerkinElmer, Inc....................................................     2.55%       03/15/31         4,027,444
                                                                                                                 --------------
                                                                                                                      8,341,976
                                                                                                                 --------------

                HEALTHCARE-SERVICES -- 1.3%
     2,105,000  Bon Secours Mercy Health, Inc., Series 20-2.........................     2.10%       06/01/31         1,664,969
     1,845,000  Centene Corp........................................................     4.25%       12/15/27         1,706,533
     9,311,000  Centene Corp........................................................     2.45%       07/15/28         7,827,199
     2,982,000  Centene Corp........................................................     3.00%       10/15/30         2,439,261
     2,135,000  CommonSpirit Health.................................................     2.76%       10/01/24         2,049,737
     1,520,000  CommonSpirit Health.................................................     3.35%       10/01/29         1,320,453
       475,000  CommonSpirit Health.................................................     2.78%       10/01/30           398,264
     3,250,000  HCA, Inc. (c).......................................................     3.13%       03/15/27         2,958,955
     8,233,000  HCA, Inc............................................................     4.13%       06/15/29         7,500,692
     3,800,000  HCA, Inc............................................................     3.50%       09/01/30         3,270,393
     3,250,000  HCA, Inc. (c).......................................................     3.63%       03/15/32         2,749,710
     4,330,000  HCA, Inc. (c).......................................................     4.63%       03/15/52         3,409,548
     1,719,000  ModivCare Escrow Issuer, Inc. (c)...................................     5.00%       10/01/29         1,456,096


Page 20                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$      140,000  Molina Healthcare, Inc. (c).........................................     4.38%       06/15/28    $      127,288
     8,228,000  Molina Healthcare, Inc. (c).........................................     3.88%       05/15/32         6,763,745
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36           169,091
       160,000  UnitedHealth Group, Inc.............................................     4.45%       12/15/48           142,398
     2,630,000  Universal Health Services, Inc......................................     1.65%       09/01/26         2,284,716
                                                                                                                 --------------
                                                                                                                     48,239,048
                                                                                                                 --------------

                INSURANCE -- 1.2%
     3,505,000  Arthur J Gallagher & Co. (e)........................................     5.75%       03/02/53         3,491,494
     5,090,000  Athene Global Funding, SOFR Compound Index + 0.70% (c) (f)..........     5.28%       05/24/24         5,059,604
     2,145,000  Athene Global Funding (c)...........................................     3.21%       03/08/27         1,919,780
     5,585,000  Athene Global Funding (c)...........................................     1.99%       08/19/28         4,567,633
     2,605,000  Athene Global Funding (c)...........................................     2.72%       01/07/29         2,192,152
     1,650,000  Farmers Exchange Capital (c)........................................     7.05%       07/15/28         1,680,324
     2,200,000  Farmers Exchange Capital II (c) (d).................................     6.15%       11/01/53         2,162,480
     1,770,000  Farmers Exchange Capital III (c) (d)................................     5.45%       10/15/54         1,624,128
       600,000  Farmers Insurance Exchange (c)......................................     8.63%       05/01/24           610,932
     3,495,000  Farmers Insurance Exchange (c) (d)..................................     4.75%       11/01/57         2,744,167
     7,000,000  National General Holdings Corp. (c).................................     6.75%       05/15/24         6,977,866
     1,525,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (f)........     7.06%       12/15/24         1,525,078
     1,665,000  New York Life Insurance Co. (c).....................................     3.75%       05/15/50         1,312,932
     1,790,000  Teachers Insurance & Annuity Association of America (c).............     4.90%       09/15/44         1,652,356
     3,910,000  Teachers Insurance & Annuity Association of America (c).............     4.27%       05/15/47         3,354,129
     1,980,000  Teachers Insurance & Annuity Association of America (c) (d).........     4.38%       09/15/54         1,903,534
                                                                                                                 --------------
                                                                                                                     42,778,589
                                                                                                                 --------------

                INTERNET -- 0.1%
     1,905,000  Meta Platforms, Inc.................................................     4.45%       08/15/52         1,581,007
     1,945,000  Netflix, Inc........................................................     4.63%       05/15/29         2,048,202
                                                                                                                 --------------
                                                                                                                      3,629,209
                                                                                                                 --------------

                LODGING -- 0.1%
     4,385,000  Hyatt Hotels Corp...................................................     1.80%       10/01/24         4,138,199
                                                                                                                 --------------

                MEDIA -- 0.9%
       875,000  Cable One, Inc. (c).................................................     4.00%       11/15/30           683,051
     1,475,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25         1,443,821
     1,410,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     2.30%       02/01/32         1,038,391
     1,471,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       04/01/38         1,232,252
     6,920,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       05/01/47         5,520,460
     1,960,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.25%       04/01/53         1,534,396
     3,570,000  Cox Communications, Inc. (c)........................................     2.60%       06/15/31         2,885,643
     4,670,000  Cox Enterprises, Inc. (c)...........................................     7.38%       07/15/27         4,895,116
     5,000,000  CSC Holdings LLC (c)................................................     6.50%       02/01/29         4,243,875
     8,275,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (c)...........     5.38%       08/15/26           938,799
     8,320,000  Time Warner Cable LLC...............................................     5.50%       09/01/41         7,013,186
                                                                                                                 --------------
                                                                                                                     31,428,990
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 21


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MISCELLANEOUS MANUFACTURING -- 0.0%
$      943,000  General Electric Co., Medium-Term Note, 3 Mo. LIBOR +
                   0.38% (f)........................................................     5.19%       05/05/26    $      935,112
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.4%
     3,000,000  Amcor Finance USA, Inc..............................................     3.63%       04/28/26         2,833,697
     1,000,000  Amcor Flexibles North America, Inc..................................     2.63%       06/19/30           829,732
     4,157,000  Berry Global, Inc...................................................     1.57%       01/15/26         3,707,473
     2,125,000  Berry Global, Inc. (c)..............................................     4.88%       07/15/26         2,036,834
     2,650,000  Berry Global, Inc...................................................     1.65%       01/15/27         2,275,901
     3,670,000  WRKCo, Inc..........................................................     3.00%       06/15/33         2,964,722
                                                                                                                 --------------
                                                                                                                     14,648,359
                                                                                                                 --------------

                PHARMACEUTICALS -- 0.9%
     1,045,000  Bayer US Finance II LLC (c).........................................     3.38%       07/15/24         1,015,574
       625,000  Bayer US Finance II LLC (c).........................................     2.85%       04/15/25           589,108
     7,880,000  Bayer US Finance II LLC (c).........................................     4.25%       12/15/25         7,624,859
     3,160,000  Bayer US Finance II LLC (c).........................................     4.38%       12/15/28         2,972,762
       815,000  Bayer US Finance II LLC (c).........................................     4.63%       06/25/38           710,870
     1,750,000  Bayer US Finance II LLC (c).........................................     4.40%       07/15/44         1,401,549
     2,540,000  Bayer US Finance II LLC (c).........................................     4.88%       06/25/48         2,207,062
     2,107,000  Becton Dickinson and Co.............................................     3.73%       12/15/24         2,048,998
     2,000,000  Cigna Corp..........................................................     3.40%       03/01/27         1,873,957
        75,000  Cigna Corp..........................................................     3.05%       10/15/27            68,681
     1,225,000  CVS Health Corp.....................................................     1.75%       08/21/30           956,860
     1,850,000  CVS Health Corp.....................................................     5.13%       07/20/45         1,672,952
     8,430,000  CVS Health Corp.....................................................     5.05%       03/25/48         7,572,462
                                                                                                                 --------------
                                                                                                                     30,715,694
                                                                                                                 --------------

                PIPELINES -- 0.6%
     3,200,000  Energy Transfer L.P.................................................     4.90%       03/15/35         2,880,152
       260,000  Energy Transfer L.P.................................................     5.15%       03/15/45           218,587
     2,600,000  Energy Transfer L.P.................................................     6.13%       12/15/45         2,437,935
     3,606,000  Energy Transfer L.P.................................................     5.40%       10/01/47         3,105,892
     3,980,000  Energy Transfer L.P.................................................     5.00%       05/15/50         3,267,655
     3,640,000  NGPL PipeCo LLC (c).................................................     4.88%       08/15/27         3,480,865
       425,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           368,953
     1,350,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.80%       09/15/30         1,176,700
       716,000  Rockies Express Pipeline LLC (c)....................................     4.95%       07/15/29           623,493
     1,500,000  Rockies Express Pipeline LLC (c)....................................     4.80%       05/15/30         1,298,447
     1,360,000  Rockies Express Pipeline LLC (c)....................................     6.88%       04/15/40         1,115,318
     1,468,000  Sabine Pass Liquefaction LLC........................................     4.50%       05/15/30         1,375,914
                                                                                                                 --------------
                                                                                                                     21,349,911
                                                                                                                 --------------

                REAL ESTATE INVESTMENT TRUSTS -- 1.6%
       612,000  Alexandria Real Estate Equities, Inc................................     4.50%       07/30/29           583,302
       500,000  American Assets Trust L.P...........................................     3.38%       02/01/31           396,064
     4,665,000  American Homes 4 Rent L.P...........................................     3.38%       07/15/51         3,039,347
     3,500,000  American Tower Corp. (e)............................................     5.65%       03/15/33         3,484,040
       184,000  CubeSmart L.P.......................................................     2.25%       12/15/28           153,885
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29           696,997
     1,135,000  CubeSmart L.P.......................................................     2.50%       02/15/32           887,785
       543,000  Extra Space Storage L.P.............................................     3.90%       04/01/29           492,994


Page 22                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      615,000  Extra Space Storage L.P.............................................     2.55%       06/01/31    $      489,786
     3,300,000  Extra Space Storage L.P.............................................     2.35%       03/15/32         2,530,621
     1,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29         1,145,670
    10,798,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30         9,466,542
     1,722,000  GLP Capital L.P. / GLP Financing II, Inc............................     3.25%       01/15/32         1,369,399
       895,000  Healthcare Realty Holdings L.P......................................     3.63%       01/15/28           806,247
     2,000,000  Healthcare Realty Holdings L.P......................................     3.10%       02/15/30         1,706,358
     6,975,000  Healthcare Realty Holdings L.P......................................     2.00%       03/15/31         5,331,404
       283,000  Healthcare Realty Holdings L.P......................................     2.05%       03/15/31           210,151
     3,930,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27         3,400,643
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           850,697
       740,000  Invitation Homes Operating Partnership L.P..........................     2.30%       11/15/28           612,583
     2,825,000  Invitation Homes Operating Partnership L.P..........................     2.00%       08/15/31         2,121,872
       870,000  Invitation Homes Operating Partnership L.P..........................     2.70%       01/15/34           651,650
       860,000  Kilroy Realty L.P...................................................     2.50%       11/15/32           608,943
     1,093,000  Kilroy Realty L.P...................................................     2.65%       11/15/33           751,028
     1,135,000  Life Storage L.P....................................................     2.20%       10/15/30           907,165
       535,000  Life Storage L.P....................................................     2.40%       10/15/31           423,926
     1,605,000  LXP Industrial Trust................................................     2.70%       09/15/30         1,286,204
     1,837,000  LXP Industrial Trust................................................     2.38%       10/01/31         1,395,036
       475,000  Physicians Realty L.P...............................................     4.30%       03/15/27           452,092
       670,000  Piedmont Operating Partnership L.P..................................     3.15%       08/15/30           514,093
     1,000,000  Ventas Realty L.P...................................................     2.65%       01/15/25           945,343
     5,984,000  VICI Properties L.P.................................................     5.13%       05/15/32         5,557,640
       350,000  VICI Properties L.P. / VICI Note Co., Inc. (c)......................     4.63%       06/15/25           336,203
     1,275,000  VICI Properties L.P. / VICI Note Co., Inc. (c)......................     4.50%       09/01/26         1,190,756
        55,000  VICI Properties L.P. / VICI Note Co., Inc. (c)......................     3.75%       02/15/27            49,855
       867,000  VICI Properties L.P. / VICI Note Co., Inc. (c)......................     4.50%       01/15/28           797,842
     2,775,000  VICI Properties L.P. / VICI Note Co., Inc. (c)......................     3.88%       02/15/29         2,415,473
       600,000  VICI Properties L.P. / VICI Note Co., Inc. (c)......................     4.13%       08/15/30           518,810
                                                                                                                 --------------
                                                                                                                     58,578,446
                                                                                                                 --------------

                RETAIL -- 0.3%
     7,335,000  7-Eleven, Inc. (c)..................................................     0.80%       02/10/24         7,008,177
     5,035,000  Michaels (The) Cos., Inc. (c).......................................     7.88%       05/01/29         3,794,854
                                                                                                                 --------------
                                                                                                                     10,803,031
                                                                                                                 --------------

                SEMICONDUCTORS -- 0.1%
     2,540,000  Broadcom, Inc. (c)..................................................     3.42%       04/15/33         2,046,370
     2,000,000  Broadcom, Inc. (c)..................................................     3.47%       04/15/34         1,584,186
                                                                                                                 --------------
                                                                                                                      3,630,556
                                                                                                                 --------------

                SOFTWARE -- 0.6%
     1,400,000  Fiserv, Inc.........................................................     2.25%       06/01/27         1,243,009
       510,000  Fiserv, Inc.........................................................     2.65%       06/01/30           427,568
     4,535,000  Fiserv, Inc. (e)....................................................     5.60%       03/02/33         4,532,043
        10,000  Oracle Corp.........................................................     2.88%       03/25/31             8,295
     3,000,000  Oracle Corp.........................................................     4.13%       05/15/45         2,260,135
     2,050,000  Oracle Corp.........................................................     4.00%       11/15/47         1,501,282
     2,535,000  Oracle Corp.........................................................     3.60%       04/01/50         1,719,756
     6,267,000  Oracle Corp.........................................................     3.95%       03/25/51         4,506,541


                        See Notes to Financial Statements                Page 23


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                SOFTWARE (CONTINUED)
$    1,510,000  Oracle Corp.........................................................     6.90%       11/09/52    $    1,632,332
     2,485,000  Oracle Corp.........................................................     5.55%       02/06/53         2,278,868
                                                                                                                 --------------
                                                                                                                     20,109,829
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 1.7%
     3,175,000  AT&T, Inc...........................................................     4.50%       05/15/35         2,858,467
     3,500,000  AT&T, Inc...........................................................     5.25%       03/01/37         3,371,423
       145,000  AT&T, Inc...........................................................     4.30%       12/15/42           120,787
     5,220,000  AT&T, Inc...........................................................     4.75%       05/15/46         4,494,794
     3,880,000  AT&T, Inc...........................................................     4.50%       03/09/48         3,194,977
     2,000,000  CommScope, Inc. (c).................................................     4.75%       09/01/29         1,632,060
     2,000,000  Frontier Communications Holdings LLC (c)............................     5.00%       05/01/28         1,757,020
     4,525,000  Level 3 Financing, Inc. (c).........................................     3.75%       07/15/29         2,850,750
     4,500,000  SES GLOBAL Americas Holdings, Inc. (c)..............................     5.30%       03/25/44         3,395,549
     2,084,063  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (c).........................................     4.74%       03/20/25         2,060,601
    21,145,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (c).........................................     5.15%       03/20/28        20,918,038
     3,415,000  T-Mobile USA, Inc...................................................     3.75%       04/15/27         3,211,911
     6,980,000  T-Mobile USA, Inc...................................................     3.88%       04/15/30         6,332,268
     6,231,000  T-Mobile USA, Inc...................................................     2.55%       02/15/31         5,088,388
       750,000  T-Mobile USA, Inc...................................................     4.50%       04/15/50           622,894
                                                                                                                 --------------
                                                                                                                     61,909,927
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................     781,349,443
                (Cost $885,011,234)                                                                              --------------

ASSET-BACKED SECURITIES -- 12.2%

                ACE Securities Corp. Home Equity Loan Trust
    14,459,524     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (f)...............     4.92%       01/25/37         7,880,694
    12,728,883     Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (f)...............     4.83%       02/25/37         5,642,973
                AGL CLO Ltd.
    13,000,000     Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (c) (f)...........     5.97%       07/20/34        12,820,174
                AMSR Trust
     5,000,000     Series 2021-SFR3, Class G (c)....................................     3.80%       10/17/38         4,306,087
                Argent Securities, Inc.
       105,229     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (f)................     5.35%       10/25/35           102,474
                Asset Backed Funding Certificates Trust
     8,375,410     Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (f)..............     4.73%       01/25/37         4,866,706
                Bardot CLO Ltd.
    10,400,000     Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.60% (c) (f)............     6.42%       10/22/32        10,160,673
                Barings CLO Ltd.
       144,780     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (c) (f)............     5.61%       01/20/28           144,780
    12,500,000     Series 2019-2A, Class A2R, 3 Mo. LIBOR + 1.70% (c) (f)...........     6.49%       04/15/36        12,136,277
                Brazos Higher Education Authority, Inc.
       245,233     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (f).................     5.82%       10/27/36           242,698
                Carrington Mortgage Loan Trust
    18,000,000     Series 2006-NC4, Class A4, 1 Mo. LIBOR + 0.24% (f)...............     4.86%       10/25/36        14,813,048
       540,082     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.53% (f)..............     5.14%       02/25/36           526,044
                Carvana Auto Receivables Trust
        70,350     Series 2022-P3, Class R (c)......................................      (g)        09/10/29        14,026,242


Page 24                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                CF Hippolyta Issuer LLC
$    9,286,792     Series 2020-1, Class A1 (c)......................................     1.69%       07/15/60    $    8,323,966
                CIFC Funding Ltd.
     5,610,000     Series 2021-7A, Class A1, 3 Mo. LIBOR + 1.13% (c) (f)............     5.95%       01/23/35         5,520,520
                CIM Trust
    18,310,881     Series 2023-NR1, Class A1, steps up to 9.00% on
                   01/01/26 (c) (h) (i).............................................     6.00%       06/25/62        17,492,385
                Citigroup Mortgage Loan Trust
       222,921     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.44% (f)...............     5.05%       08/25/36           221,996
                Dryden Senior Loan Fund
       787,995     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (c) (f)...........     5.69%       04/15/29           782,707
       551,841     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (c) (f).........     6.06%       08/15/30           549,164
                ECMC Group Student Loan Trust
     1,452,647     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (c) (f).............     5.67%       05/25/67         1,389,741
                EFS Volunteer No 3 LLC
        68,647     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (c) (f).............     5.62%       04/25/33            68,028
                Elmwood CLO VI Ltd.
    13,400,000     Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (c) (f)............     6.46%       10/20/34        13,003,585
                First Franklin Mortgage Loan Trust
    16,168,202     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (f).............     4.94%       10/25/36        11,029,128
    12,071,446     Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (f)...............     4.76%       03/25/37         6,683,489
                GE-WMC Mortgage Securities LLC
       377,373     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (f).................     5.28%       10/25/35           363,725
                GoldenTree Loan Management US CLO Ltd.
     5,000,000     Series 2020-8A, Class AR, 3 Mo. LIBOR + 1.15% (c) (f)............     5.96%       10/20/34         4,938,114
                GSAA Home Equity Trust
       570,652     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (f).................     5.26%       06/25/35           564,188
                GSAMP Trust
    12,896,320     Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.30% (f)..............     4.92%       06/25/36         6,953,926
     9,318,878     Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (f)...............     4.76%       01/25/37         5,566,454
                JP Morgan Mortgage Acquisition Trust
     2,199,711     Series 2006-WF1, Class A6........................................     6.50%       07/25/36           668,407
    17,622,568     Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (f)..............     4.92%       07/25/36         8,118,858
    18,645,356     Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.50% (f)..............     5.12%       07/25/36         8,635,912
       164,095     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (f)..............     4.90%       01/25/37           163,314
                Lehman XS Trust
     2,847,741     Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (f)................     5.14%       05/25/46         2,495,483
                Long Beach Mortgage Loan Trust
       413,953     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (f).................     5.06%       02/25/36           400,818
                Magnetite VII Ltd.
     3,506,136     Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (c) (f)..........     5.59%       01/15/28         3,489,123
                Mastr Asset Backed Securities Trust
     7,062,852     Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.10% (f)..............     4.72%       08/25/36         2,503,874
                Merrill Lynch First Franklin Mortgage Loan Trust
       273,570     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.26% (f)................     4.88%       06/25/37           213,115
                Mid-State Trust
       100,937     Series 2003-11, Class A1.........................................     4.86%       07/15/38            97,432
                Morgan Stanley ABS Capital I, Inc. Trust
    10,098,456     Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (f)...............     4.92%       06/25/36         5,305,184
     5,447,627     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (f)..............     4.72%       10/25/36         2,469,419
       267,911     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (f)...............     5.19%       12/25/35           264,294
     5,877,192     Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (f)..............     4.85%       11/25/36         3,538,650


                        See Notes to Financial Statements                Page 25


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Morgan Stanley ABS Capital I, Inc. Trust (Continued)
$   25,964,754     Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (f)..............     4.83%       01/25/37    $   12,989,644
     6,646,568     Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (f)..............     4.88%       05/25/37         4,738,055
                Navient Student Loan Trust
       186,807     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (f).................     5.13%       06/25/31           183,018
     3,387,676     Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (c) (f).............     5.87%       06/25/65         3,381,847
       290,885     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (c) (f)............     5.67%       07/26/66           289,239
                New Century Home Equity Loan Trust
       566,482     Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (f).................     5.44%       09/25/35           560,942
                New Residential Mortgage Loan Trust
    16,615,000     Series 2022-SFR2, Class B (c)....................................     3.75%       09/04/39        14,987,506
    15,000,000     Series 2022-SFR2, Class E1 (c)...................................     4.00%       09/04/39        12,641,161
                OCP CLO Ltd.
     6,200,000     Series 2020-19A, Class AR, 3 Mo. LIBOR + 1.15% (c) (f)...........     5.96%       10/20/34         6,091,500
     8,530,000     Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (c) (f)............     6.51%       07/20/34         8,282,232
                Octagon Investment Partners 46 Ltd.
    14,000,000     Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (c) (f)............     5.95%       07/15/36        13,790,000
                OHA Credit Funding 4 Ltd.
    12,685,000     Series 2019-4A, Class BR, 3 Mo. LIBOR + 1.65% (c) (f)............     6.47%       10/22/36        12,396,638
                Progress Residential Trust
     9,120,000     Series 2021-SFR2, Class G (c)....................................     4.25%       04/19/38         7,987,576
     4,130,000     Series 2021-SFR3, Class G (c)....................................     4.25%       05/17/26         3,612,017
                Rad CLO 14 Ltd.
    10,000,000     Series 2021-14A, Class B, 3 Mo. LIBOR + 1.65% (c) (f)............     6.44%       01/15/35         9,832,065
                Residential Asset Securities Corp.
        75,034     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (f)..............     5.18%       04/25/36            73,899
       588,158     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (f)...............     4.84%       04/25/36           578,471
                Rockford Tower CLO Ltd.
    10,000,000     Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (c) (f).............     6.00%       10/20/30         9,946,437
                Saxon Asset Securities Trust
       547,916     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (f)................     4.86%       05/25/47           394,898
                Securitized Asset-Backed Receivables LLC Trust
    22,874,428     Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.38% (c) (f)...........     5.00%       11/25/36        12,054,050
                Skyline Aircraft Finance LLC
    12,435,456     Series 2020-1, Class A (i) (j)...................................     3.23%       05/10/38        10,939,470
                SLC Student Loan Trust
     4,473,081     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (f).................     4.93%       03/15/55         4,264,010
        94,688     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (f).................     4.93%       09/15/39            89,431
     1,097,414     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (f)................     6.37%       12/15/32         1,099,313
                SLM Student Loan Trust
       396,831     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (f)................     5.42%       01/25/41           384,332
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (f)..................     5.57%       10/27/70            69,369
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (f)..................     6.02%       01/25/83           103,248
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (f)..................     6.02%       04/26/83           630,234
     3,826,329     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (f).................     5.92%       07/25/23         3,727,036
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (f)..................     6.67%       07/26/83           300,386
     1,766,818     Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (f).................     6.32%       04/25/23         1,756,938
       576,482     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (f)..................     5.32%       01/25/29           555,773
       556,892     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (f)..................     5.27%       12/27/38           548,609
       204,525     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (f).................     5.37%       05/26/26           196,763
     3,043,379     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (f).................     5.27%       05/26/26         2,945,027
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (f)..................     6.42%       09/25/43           523,204


Page 26                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                SLM Student Loan Trust (Continued)
$      107,422     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (f)..................     5.07%       06/25/43    $      105,625
                Soundview Home Loan Trust
     6,124,023     Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (f).............     5.62%       09/25/37         4,355,607
                Structured Asset Investment Loan Trust
       603,532     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (f).................     5.42%       07/25/34           584,663
        42,733     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (f).................     5.35%       03/25/35            42,394
                Structured Asset Securities Corp. Mortgage Loan Trust
       765,879     Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (f)...............     5.55%       05/25/35           763,946
                TAL Advantage VII LLC
     8,955,000     Series 2020-1A, Class A (c)......................................     2.05%       09/20/45         7,861,421
                TIF Funding II LLC
     7,808,500     Series 2020-1A, Class A (c)......................................     2.09%       08/20/45         6,801,408
                Trestles CLO V Ltd.
    13,000,000     Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (c) (f)............     5.98%       10/20/34        12,738,947
                Voya CLO Ltd.
    13,000,000     Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.15% (c) (f)............     5.94%       07/16/34        12,838,322
                Wachovia Student Loan Trust
       587,011     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (c) (f).............     4.99%       04/25/40           562,124
                WaMu Asset-Backed Certificates WaMu Trust
     1,066,446     Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (f)..............     4.73%       04/25/37           413,096
     3,700,750     Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (f)..............     4.81%       04/25/37         1,438,481
     7,930,178     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (f)..............     4.87%       04/25/37         3,087,821
                Wellman Park CLO Ltd.
    11,650,000     Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (c) (f).............     6.39%       07/15/34        11,293,559
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     435,315,621
                (Cost $473,501,222)                                                                              --------------

MORTGAGE-BACKED SECURITIES -- 10.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.4%
                Ajax Mortgage Loan Trust
     2,497,813     Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (c) (h)...     2.86%       07/25/59         2,358,670
                Alternative Loan Trust
     5,025,042     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (f)................     5.10%       06/25/35         4,251,207
     5,691,921     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (f)...............     4.05%       11/25/35         5,109,234
     5,513,338     Series 2005-67CB, Class A1.......................................     5.50%       01/25/36         4,241,162
     2,565,765     Series 2007-13, Class A1.........................................     6.00%       06/25/47         1,398,697
                American Home Mortgage Assets Trust
    12,041,287     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (f).....     3.49%       02/25/47         4,971,594
                American Home Mortgage Investment Trust
     1,608,689     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (f)................     5.20%       11/25/45         1,403,443
                Banc of America Funding Trust
       421,952     Series 2014-R6, Class 2A13 (c) (k)...............................     4.77%       07/26/36           409,499
                Bear Stearns Mortgage Funding Trust
        92,118     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (f)..............     5.04%       07/25/36            81,210
     2,285,784     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (f)..............     4.80%       10/25/36         1,908,024
     3,115,852     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (f)..............     4.81%       01/25/37         2,718,952
       167,707     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (f).............     4.78%       06/25/47           137,823
                CIM Trust
     2,847,960     Series 2019-R1, Class A (c)......................................     3.25%       10/25/58         2,491,932
     3,207,663     Series 2019-R4, Class A1 (c).....................................     3.00%       10/25/59         2,927,654


                        See Notes to Financial Statements                Page 27


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                CIM Trust (Continued)
$    5,235,201     Series 2020-R3, Class A1A (c)....................................     4.00%       01/26/60    $    4,907,482
    21,112,000     Series 2020-R7, Class A1B (c) (l)................................     2.25%       12/27/61        14,982,488
     5,564,744     Series 2021-NR3, Class A1, steps up to 5.57% on
                      04/25/24 (c) (h)..............................................     2.57%       06/25/57         5,257,817
    17,563,126     Series 2021-NR4, Class A1, steps up to 5.82% on
                      10/25/24 (c) (h)..............................................     2.82%       10/25/61        16,389,215
    15,253,211     Series 2021-R3, Class A1A (c)....................................     1.95%       06/25/57        13,465,269
    16,137,167     Series 2023-R1, Class A1A (c) (i)................................     5.40%       04/25/62        15,633,687
                Connecticut Avenue Securities Trust
     7,425,257     Series 2019-R04, Class 2B1, 1 Mo. LIBOR + 5.25% (c) (f)..........     9.87%       06/25/39         7,642,452
     6,500,000     Series 2021-R01, Class 1B1, 30 Day Average SOFR +
                      3.10% (c) (f).................................................     7.58%       10/25/41         6,206,864
                Credit Suisse Mortgage Trust
     8,899,519     Series 2007-2, Class 1A4.........................................     5.75%       03/25/37         5,334,084
    26,675,336     Series 2007-3, Class 1A1A........................................     5.84%       04/25/37         6,754,326
    14,444,357     Series 2021-RP11 (c).............................................     3.78%       10/25/61         9,741,977
                CSMCM Trust
       622,213     Series 2021-RPL11 (c)............................................     3.78%       10/27/61           469,929
                GMACM Mortgage Loan Trust
     1,228,984     Series 2006-J1, Class A4.........................................     5.75%       04/25/36         1,049,626
     1,295,424     Series 2006-AR1, Class 1A1 (k)...................................     3.24%       04/19/36           988,535
                GreenPoint Mortgage Funding Trust
        69,665     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (f)..............     5.20%       02/25/36            59,522
                GSR Mortgage Loan Trust
    21,406,942     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (f)..............     5.14%       08/25/46         5,948,927
                HarborView Mortgage Loan Trust
       176,576     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (f)..............     5.21%       11/19/35           135,703
     1,112,264     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 2.00% (f)................     5.62%       10/25/37           925,955
                HomeBanc Mortgage Trust
       581,679     Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (f).................     5.36%       12/25/34           536,075
                Impac CMB Trust
       156,329     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (f)................     5.14%       04/25/35           146,101
       509,070     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.27% (f)...............     5.16%       05/25/35           467,486
                IndyMac INDX Mortgage Loan Trust
     1,287,461     Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (f)............     5.22%       07/25/35         1,054,117
    17,674,996     Series 2005-AR29, Class A1 (k)...................................     3.49%       01/25/36        14,924,354
     3,059,307     Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (f).............     5.02%       06/25/46         2,409,311
     3,656,259     Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (f).............     4.87%       07/25/37         3,159,133
                JP Morgan Mortgage Trust
     1,470,312     Series 2006-A4, Class 1A1 (k)....................................     3.68%       06/25/36         1,078,995
                Lehman XS Trust
       238,531     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.38% (f)..............     5.00%       11/25/46           203,451
     4,527,887     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (f)..............     5.56%       09/25/47         4,045,849
     2,313,088     Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.80% (f)..............     5.42%       09/25/47         1,918,730
                Merrill Lynch Alternative Note Asset Trust
     3,117,560     Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (f)..............     4.81%       07/25/47         2,752,335
                Morgan Stanley Mortgage Loan Trust
        27,164     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (f)................     4.88%       04/25/35            25,100


Page 28                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                MortgageIT Trust
$       45,779     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (f).................     5.14%       12/25/35    $       43,276
                Nomura Resecuritization Trust
       506,626     Series 2015-5R, Class 1A1 (c)....................................     4.00%       08/26/37           503,856
                Opteum Mortgage Acceptance Corp.
       874,322     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (f)...............     5.38%       12/25/35           801,133
       272,611     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (f)...............     5.04%       04/25/36           235,472
                Pretium Mortgage Credit Partners LLC
    10,289,652     Series 2022-RN3, Class A1 (c)....................................     5.00%       08/25/52         9,975,010
                PRKCM Trust
     7,936,712     Series 2021-AFC2, Class A1 (c)...................................     2.07%       11/25/56         6,597,905
                PRPM LLC
    10,020,453     Series 2021-7, Class A1, steps up to 4.87% on 8/25/24 (c) (h)....     1.87%       08/25/26         9,286,094
    18,766,594     Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (c) (h)..     2.49%       10/25/26        17,648,636
                RALI Trust
     6,372,259     Series 2007-QS7, Class 1A1.......................................     6.00%       05/25/37         5,134,625
     3,104,244     Series 2007-QS9, Class A33.......................................     6.50%       07/25/37         2,501,325
                RFMSI Trust
     6,457,005     Series 2007-S6, Class 1A4........................................     6.00%       06/25/37         4,904,269
                Structured Adjustable Rate Mortgage Loan Trust
        18,136     Series 2004-12, Class 3A1 (k)....................................     4.32%       09/25/34            17,385
    23,516,822     Series 2006-2, Class 4A1 (k).....................................     4.07%       03/25/36        14,879,154
                Structured Asset Mortgage Investments II Trust
     1,478,708     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (f)..............     5.08%       02/25/36         1,228,258
     4,465,449     Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.42% (f)..............     5.04%       08/25/36         3,605,469
     3,259,462     Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (f)...     4.29%       08/25/47         2,883,970
                WaMu Mortgage Pass-Through Certificates Trust
        70,148     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (f).............     5.30%       01/25/45            65,169
       143,028     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.52% (f)............     5.14%       11/25/45           130,238
       182,131     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (f).....................................................     3.79%       02/25/46           161,123
       287,214     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (f).....................................................     3.37%       05/25/46           250,493
                                                                                                                 --------------
                                                                                                                    263,876,856
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.0%
                BX Commercial Mortgage Trust
     8,789,555     Series 2019-XL, Class A, 1 Mo. CME Term SOFR +
                      1.03% (c) (f).................................................     5.60%       10/15/36         8,749,943
     4,000,000     Series 2021-ARIA, Class F, 1 Mo. LIBOR + 2.59% (c) (f)...........     7.18%       10/15/36         3,747,807
     4,633,575     Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (c) (f)............     8.48%       10/15/38         4,329,597
                BXSC Commercial Mortgage Trust
     8,450,000     Series 2022-WSS, Class D, 1 Mo. CME Term SOFR +
                      3.19% (c) (f).................................................     7.75%       03/15/35         8,410,523
                CAMB Commercial Mortgage Trust
     9,150,000     Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (c) (f)...........     7.14%       12/15/37         8,962,754
                DROP Mortgage Trust
    12,284,000     Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (c) (f)...........     6.29%       10/15/43        11,272,932
                Life Mortgage Trust
     7,863,761     Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (c) (f)............     7.54%       03/15/38         7,589,030


                        See Notes to Financial Statements                Page 29


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Manhattan West
$    3,855,000     Series 2020-1MW, Class A (c).....................................     2.13%       09/10/39    $    3,320,386
                Med Trust
     6,979,266     Series 2021-MDLN, Class D, 1 Mo. LIBOR + 2.00% (c) (f)...........     6.59%       11/15/38         6,763,562
                MSCG Trust
    12,732,059     Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (c) (f)...........     7.64%       10/15/37        12,431,081
                MSDB Trust
     4,800,000     Series 2017-712F, Class A (c) (k)................................     3.32%       07/11/39         4,246,146
                NCMF Trust
    10,000,000     Series 2022-MFP, Class C, 1 Mo. CME Term SOFR +
                      2.84% (c) (f).................................................     7.40%       03/15/39         9,830,637
                SFAVE Commercial Mortgage Securities Trust
     9,265,000     Series 2015-5AVE, Class A2A (c) (k)..............................     3.66%       01/05/43         6,771,864
                SFO Commercial Mortgage Trust
     3,787,000     Series 2021-555, Class A, 1 Mo. LIBOR + 1.15% (c) (f)............     5.74%       05/15/38         3,485,774
                SLG Office Trust
     5,000,000     Series 2021-OVA, Class F (c).....................................     2.85%       07/15/41         3,415,470
                TPGI Trust
     4,500,000     Series 2021-DGWD, Class E, 1 Mo. LIBOR + 2.35% (c) (f)...........     6.94%       06/15/26         4,297,569
                                                                                                                 --------------
                                                                                                                    107,625,075
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     371,501,931
                (Cost $424,572,710)                                                                              --------------



  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 6.2%

                AGRICULTURE -- 0.2%
     2,325,000  Imperial Brands Finance PLC (USD) (c)...............................     3.13%       07/26/24         2,231,782
     1,790,000  Imperial Brands Finance PLC (USD) (c)...............................     4.25%       07/21/25         1,721,885
     3,295,000  Imperial Brands Finance PLC (USD) (c)...............................     3.50%       07/26/26         3,036,705
                                                                                                                 --------------
                                                                                                                      6,990,372
                                                                                                                 --------------

                AIRLINES -- 0.0%
       577,200  Air Canada Pass-Through Trust, Series 2017-1, Class AA
                   (USD) (c)........................................................     3.30%       01/15/30           496,169
                                                                                                                 --------------

                BANKS -- 3.3%
    12,020,000  Credit Suisse Group AG (USD) (c) (d)................................     1.31%       02/02/27         9,716,236
     1,865,000  Credit Suisse Group AG (USD) (c)....................................     4.28%       01/09/28         1,567,283
     5,260,000  Credit Suisse Group AG (USD) (c) (d)................................     3.09%       05/14/32         3,704,087
     9,640,000  Credit Suisse Group AG (USD) (c) (d)................................     6.54%       08/12/33         8,663,844
     8,605,000  Credit Suisse Group AG (USD) (c) (d)................................     9.02%       11/15/33         9,044,106
     6,155,000  DNB Bank ASA (USD) (c) (d)..........................................     1.61%       03/30/28         5,263,235
     1,830,000  HSBC Holdings PLC (USD) (d).........................................     2.10%       06/04/26         1,684,853
     2,095,000  HSBC Holdings PLC (USD) (d).........................................     4.76%       06/09/28         2,013,722
     6,100,000  HSBC Holdings PLC (USD) (d).........................................     2.01%       09/22/28         5,168,664
     7,800,000  HSBC Holdings PLC (USD) (d).........................................     2.21%       08/17/29         6,469,915


Page 30                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
     1,755,000  HSBC Holdings PLC (USD) (d).........................................     2.36%       08/18/31    $    1,387,262
     9,845,000  HSBC Holdings PLC (USD) (d).........................................     2.80%       05/24/32         7,865,491
     3,000,000  Lloyds Banking Group PLC (USD) (d)..................................     3.87%       07/09/25         2,923,427
     5,000,000  Lloyds Banking Group PLC (USD) (d)..................................     1.63%       05/11/27         4,369,912
     3,000,000  Lloyds Banking Group PLC (USD) (d)..................................     3.57%       11/07/28         2,723,772
     1,245,000  Lloyds Banking Group PLC (USD) (d)..................................     4.98%       08/11/33         1,160,999
     7,600,000  Macquarie Group Ltd. (USD) (c) (d)..................................     1.34%       01/12/27         6,683,229
     4,775,000  Macquarie Group Ltd. (USD) (c) (d)..................................     2.87%       01/14/33         3,789,146
     1,710,000  Macquarie Group Ltd. (USD) (c) (d)..................................     4.44%       06/21/33         1,554,403
     9,800,000  NatWest Group PLC (USD) (d).........................................     4.27%       03/22/25         9,625,043
    10,775,000  Santander UK Group Holdings PLC (USD) (d)...........................     4.80%       11/15/24        10,669,257
     5,545,000  Santander UK Group Holdings PLC (USD) (d)...........................     1.09%       03/15/25         5,254,455
       930,000  Santander UK Group Holdings PLC (USD) (d)...........................     1.53%       08/21/26           831,606
     5,250,000  Santander UK Group Holdings PLC (USD) (d)...........................     1.67%       06/14/27         4,586,312
     1,735,000  Santander UK Group Holdings PLC (USD) (d)...........................     2.47%       01/11/28         1,520,213
     1,200,000  UBS Group AG (USD) (c) (d)..........................................     1.36%       01/30/27         1,059,782
                                                                                                                 --------------
                                                                                                                    119,300,254
                                                                                                                 --------------

                BEVERAGES -- 0.5%
     7,945,000  Bacardi Ltd. (USD) (c)..............................................     4.45%       05/15/25         7,703,409
     7,000,000  Becle SAB de C.V. (USD) (c).........................................     2.50%       10/14/31         5,443,981
     4,230,000  JDE Peet's NV (USD) (c).............................................     2.25%       09/24/31         3,228,113
                                                                                                                 --------------
                                                                                                                     16,375,503
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.0%
     1,380,000  Grifols Escrow Issuer S.A. (USD) (c)................................     4.75%       10/15/28         1,181,142
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.0%
     1,300,000  DP World Crescent Ltd. (USD) (c)....................................     4.85%       09/26/28         1,282,944
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.6%
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.50%       01/15/25           953,347
     1,296,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     4.45%       10/01/25         1,245,836
    11,200,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.00%       10/29/28         9,547,372
     1,755,000  Avolon Holdings Funding Ltd. (USD) (c)..............................     2.88%       02/15/25         1,633,295
       670,000  Avolon Holdings Funding Ltd. (USD) (c)..............................     3.25%       02/15/27           592,519
     5,256,000  Avolon Holdings Funding Ltd. (USD) (c)..............................     2.53%       11/18/27         4,382,660
       850,000  Park Aerospace Holdings Ltd. (USD) (c)..............................     4.50%       03/15/23           849,306
       467,000  Park Aerospace Holdings Ltd. (USD) (c)..............................     5.50%       02/15/24           461,600
                                                                                                                 --------------
                                                                                                                     19,665,935
                                                                                                                 --------------

                ELECTRIC -- 0.0%
     1,200,000  Empresas Publicas de Medellin ESP (USD) (m).........................     4.38%       02/15/31           850,800
       250,000  Mong Duong Finance Holdings B.V. (USD) (m)..........................     5.13%       05/07/29           214,081
                                                                                                                 --------------
                                                                                                                      1,064,881
                                                                                                                 --------------

                ENGINEERING & CONSTRUCTION -- 0.1%
     4,335,000  Heathrow Funding Ltd., Medium-Term Note (EUR) (m)...................     1.88%       03/14/34         3,440,333
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 31


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                FOOD -- 0.3%
       150,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     5.50%       01/15/30    $      141,390
     1,505,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     3.75%       12/01/31         1,207,762
     2,115,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     3.00%       05/15/32         1,614,474
     3,500,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     5.75%       04/01/33         3,273,270
     3,000,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     4.38%       02/02/52         2,133,378
     2,015,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (c)........................................................     6.50%       12/01/52         1,917,232
                                                                                                                 --------------
                                                                                                                     10,287,506
                                                                                                                 --------------

                INTERNET -- 0.1%
     2,775,000  Tencent Holdings Ltd. (USD) (c).....................................     3.98%       04/11/29         2,545,416
     2,380,000  Tencent Holdings Ltd. (USD) (c).....................................     3.84%       04/22/51         1,716,485
                                                                                                                 --------------
                                                                                                                      4,261,901
                                                                                                                 --------------

                MINING -- 0.0%
       600,000  Indonesia Asahan Aluminium Persero PT (USD) (c).....................     5.45%       05/15/30           585,990
                                                                                                                 --------------

                OIL & GAS -- 0.3%
       450,000  Ecopetrol S.A. (USD)................................................     8.88%       01/13/33           441,455
     1,383,000  KazMunayGas National Co. JSC (USD) (m)..............................     5.38%       04/24/30         1,250,150
     1,200,000  KazMunayGas National Co. JSC (USD) (c)..............................     3.50%       04/14/33           900,437
     2,504,000  Pertamina Persero PT (USD) (c)......................................     3.10%       08/27/30         2,153,485
     3,660,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47         2,383,442
     2,080,000  Petroleos Mexicanos (USD)...........................................     7.69%       01/23/50         1,469,709
     1,705,000  Petroleos Mexicanos (USD)...........................................     6.95%       01/28/60         1,097,309
     1,400,000  Qatar Energy (USD) (m)..............................................     2.25%       07/12/31         1,153,026
       420,063  Transocean Poseidon Ltd. (USD) (c)..................................     6.88%       02/01/27           408,387
                                                                                                                 --------------
                                                                                                                     11,257,400
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.1%
     1,500,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (c)........................................................     5.25%       08/15/27         1,233,983
     1,000,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (c)........................................................     5.25%       08/15/27           822,655
                                                                                                                 --------------
                                                                                                                      2,056,638
                                                                                                                 --------------

                PIPELINES -- 0.1%
     1,664,388  Galaxy Pipeline Assets Bidco Ltd. (USD) (c).........................     2.16%       03/31/34         1,409,189
       800,000  Southern Gas Corridor CJSC (USD) (m)................................     6.88%       03/24/26           818,664
                                                                                                                 --------------
                                                                                                                      2,227,853
                                                                                                                 --------------

                REAL ESTATE -- 0.0%
       500,000  Vonovia SE (EUR) (m)................................................     1.50%       06/14/41           309,435
                                                                                                                 --------------

                REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     1,000,000  CapitaLand Ascendas REIT, Medium-Term Note (EUR) (m)................     0.75%       06/23/28           851,404
                                                                                                                 --------------

                RETAIL -- 0.1%
     4,230,000  Alimentation Couche-Tard, Inc. (USD) (c)............................     3.80%       01/25/50         3,039,131
                                                                                                                 --------------


Page 32                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                SAVINGS & LOANS -- 0.3%
     6,645,000  Nationwide Building Society (USD) (c) (d)...........................     3.77%       03/08/24    $    6,643,665
     1,300,000  Nationwide Building Society (USD) (c) (d)...........................     4.36%       08/01/24         1,290,314
     4,055,000  Nationwide Building Society (USD) (c) (d)...........................     2.97%       02/16/28         3,641,204
                                                                                                                 --------------
                                                                                                                     11,575,183
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 0.2%
       200,000  C&W Senior Financing DAC (USD) (c)..................................     6.88%       09/15/27           181,394
     2,000,000  Intelsat Jackson Holdings S.A. (USD) (n)............................     5.50%       08/01/23            17,400
     3,860,000  Intelsat Jackson Holdings S.A. (USD) (c) (n)........................     8.50%       10/15/24            29,336
       390,000  Intelsat Jackson Holdings S.A. (USD) (c) (n)........................     9.75%       07/15/25             3,393
     2,113,000  Intelsat Jackson Holdings S.A. (USD) (c) (n)........................     6.50%       03/15/30         1,843,578
       500,000  SES S.A. (USD) (c)..................................................     3.60%       04/04/23           499,597
     1,477,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49         1,281,894
     1,375,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50         1,080,967
                                                                                                                 --------------
                                                                                                                      4,937,559
                                                                                                                 --------------

                TRANSPORTATION -- 0.0%
       326,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (c).............     3.65%       05/07/30           291,444
       500,000  Transnet SOC Ltd. (USD) (c).........................................     8.25%       02/06/28           502,368
                                                                                                                 --------------
                                                                                                                        793,812
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................     221,981,345
                (Cost $249,253,561)                                                                              --------------



  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (o)    MATURITY (p)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 1.8%

                AEROSPACE/DEFENSE -- 0.0%
$      688,156  Transdigm, Inc., Term Loan, 1 Mo. CME Term SOFR + 3.25%,
                   0.00% Floor......................................................     7.82%       08/24/28           687,512
                                                                                                                 --------------

                AIRLINES -- 0.0%
       298,565  AAdvantage Loyalty IP Ltd., Term Loan, 3 Mo. LIBOR + 4.75%,
                   0.75% Floor......................................................     9.56%       04/20/28           306,539
       383,133  United Airlines, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75%
                   Floor............................................................     8.57%       04/21/28           383,470
                                                                                                                 --------------
                                                                                                                        690,009
                                                                                                                 --------------

                BROKER ASSET MANAGEMENT EXCHANGE -- 0.0%
       169,133  Deerfield Dakota Holding LLC, Term Loan B, 1 Mo. CME Term
                   SOFR + 3.75%, 1.00% Floor........................................     8.37%       04/09/27           162,631
                                                                                                                 --------------

                CABLE AND SATELLITE -- 0.1%
       887,500  DIRECTV Financing LLC, Term Loan, 1 Mo. LIBOR + 5.00%,
                   0.75% Floor......................................................     9.63%       08/02/27           865,565
     2,302,041  EagleView Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%,
                   0.00% Floor......................................................     8.23%       08/14/25         1,970,835
       725,000  Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor......................................................     7.09%       01/31/28           712,439
                                                                                                                 --------------
                                                                                                                      3,548,839
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 33


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (o)    MATURITY (p)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CONSUMER CYCLICAL SERVICE -- 0.0%
$      353,440  Arches Buyer, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 0.50%
                   Floor............................................................     7.97%       12/06/27    $      334,001
                                                                                                                 --------------

                CONSUMER PRODUCTS -- 0.1%
       105,155  AI Aqua Merger Sub, Inc., Delayed Draw Term Loan, 1 Mo. CME
                   Term SOFR + 4.00%, 0.50% Floor...................................     8.66%       07/30/28           101,409
       602,998  AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR +
                   4.00%, 0.50% Floor...............................................     8.66%       07/30/28           581,519
       618,952  Sunshine Luxembourg VII, Term Loan B, 3 Mo. LIBOR + 3.75%,
                   0.75% Floor......................................................     8.48%       10/02/26           603,478
     2,577,031  Zep, Inc., Term Loan B, 1 Yr. LIBOR + 4.00%, 1.00% Floor............     8.73%       08/11/24         2,068,068
                                                                                                                 --------------
                                                                                                                      3,354,474
                                                                                                                 --------------

                DIVERSIFIED MANUFACTURING -- 0.0%
       136,754  AZZ, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.35%, 0.50%
                   Floor............................................................     8.97%       05/13/29           136,978
                                                                                                                 --------------

                FINANCE COMPANIES -- 0.2%
     4,924,623  Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B, 1 Mo. LIBOR +
                   2.25%, 0.50% Floor...............................................     6.85%       12/01/27         4,931,148
     1,450,000  Setanta Aircraft Leasing DAC, Term Loan B, 3 Mo. LIBOR +
                   2.00%, 0.00% Floor...............................................     6.73%       11/05/28         1,440,938
                                                                                                                 --------------
                                                                                                                      6,372,086
                                                                                                                 --------------

                FOOD AND BEVERAGE -- 0.0%
       460,850  Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     7.08%       08/03/25           460,804
         1,364  Naked Juice LLC, Delayed Draw Term Loan, 1 Mo. CME Term
                   SOFR + 3.25%, 0.50% Floor........................................     7.92%       01/24/29            27,147
       541,704  Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 3.25%,
                   0.50% Floor......................................................     7.93%       01/24/29           468,063
        41,285  Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 6.10%,
                   0.50% Floor......................................................    10.68%       01/24/30            32,185
                                                                                                                 --------------
                                                                                                                        988,199
                                                                                                                 --------------

                GAMING -- 0.1%
     1,348,464  Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR +
                   3.50%, 0.00% Floor...............................................     8.17%       07/20/25         1,348,369
     1,251,045  Churchill Downs, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00%
                   Floor............................................................     6.64%       12/27/24         1,251,633
                                                                                                                 --------------
                                                                                                                      2,600,002
                                                                                                                 --------------

                HEALTHCARE -- 0.3%
     2,112,375  ADMI Corp., Term Loan B, 1 Mo. LIBOR + 3.38%, 0.50% Floor...........     8.01%       12/23/27         1,961,868
       123,737  Gainwell Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%,
                   0.75% Floor......................................................     8.73%       10/01/27           119,499
     2,497,046  Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor...............................................     6.63%       11/15/27         2,435,407
       500,000  IQVIA, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor..........     4.00%       06/11/25           500,225
       595,500  Mozart Borrower L.P., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   0.50% Floor......................................................     7.88%       10/21/28           575,110
     1,443,469  Pathway Vet Alliance LLC, Term Loan A, 1 Mo. LIBOR + 3.75%,
                   0.00% Floor......................................................     8.38%       03/31/27         1,269,351


Page 34                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (o)    MATURITY (p)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTHCARE (CONTINUED)
$    1,985,000  Phoenix Newco, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 0.50%
                   Floor............................................................     7.88%       11/15/28    $    1,946,789
                                                                                                                 --------------
                                                                                                                      8,808,249
                                                                                                                 --------------

                INSURANCE -- 0.1%
     1,138,295  Acrisure LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00%
                   Floor............................................................     8.13%       02/15/27         1,090,629
     3,453,731  AmWINS Group, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     6.88%       02/19/28         3,402,581
       350,613  Asurion LLC (fka Asurion Corp.), Term Loan B, 1 Mo. LIBOR +
                   3.25%, 0.00% Floor...............................................     7.88%       12/23/26           334,397
                                                                                                                 --------------
                                                                                                                      4,827,607
                                                                                                                 --------------

                LEISURE -- 0.0%
       117,018  Cineworld Group PLC (Crown), Term Loan, 1 Mo. CME Term
                   SOFR + 10.10%, 1.00% Floor.......................................    14.66%       09/09/23           119,651
        79,990  Delta 2 Lux S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR +
                   3.25%, 0.50% Floor...............................................     7.04%       01/15/30            80,310
                                                                                                                 --------------
                                                                                                                        199,961
                                                                                                                 --------------

                MEDIA ENTERTAINMENT -- 0.0%
       933,339  Diamond Sports Group LLC, Term Loan B, 3 Mo. CME Term
                   SOFR + 3.40%, 0.00% Floor........................................     8.03%       08/24/26           103,251
                                                                                                                 --------------

                MEDICAL EQUIPMENT & DEVICES -- 0.1%
     2,101,865  Avantor Funding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.50%
                   Floor............................................................     6.88%       11/06/27         2,101,865
                                                                                                                 --------------

                PACKAGING -- 0.1%
     1,254,879  Berry Global, Inc., Term Loan, 1 Mo. LIBOR + 1.75%, 0.00%
                   Floor............................................................     6.33%       07/01/26         1,253,379
     1,519,000  Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75%
                   Floor............................................................     8.38%       08/03/26         1,431,658
     2,190,880  Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 3.75%,
                   0.75% Floor......................................................     8.58%       11/03/25         2,161,675
                                                                                                                 --------------
                                                                                                                      4,846,712
                                                                                                                 --------------

                PHARMACEUTICALS -- 0.2%
     1,558,366  Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor......................................................     6.32%       08/01/27         1,528,453
     2,109,536  Jazz Financing LUX S.A.R.L., Term Loan B, 1 Mo. LIBOR +
                   3.50%, 0.50% Floor...............................................     8.13%       05/05/28         2,108,598
     2,492,413  Organon & Co., Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor..........     7.75%       06/02/28         2,472,748
       746,250  Perrigo Investments LLC, Term Loan B, 1 Mo. CME Term SOFR +
                   2.60%, 0.50% Floor...............................................     7.22%       04/20/29           748,581
                                                                                                                 --------------
                                                                                                                      6,858,380
                                                                                                                 --------------

                SERVICES -- 0.0%
     1,665,338  Spin Holdco, Inc., Term Loan, 3 Mo. LIBOR + 4.00%, 0.75%
                   Floor............................................................     8.77%       03/04/28         1,410,791
                                                                                                                 --------------

                TECHNOLOGY -- 0.4%
       337,068  Central Parent Inc., Term Loan, 3 Mo. CME Term SOFR + 4.50%,
                   0.50% Floor......................................................     9.08%       07/06/29           336,490
     3,928,934  Commscope, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.00%
                   Floor............................................................     7.88%       04/04/26         3,822,853


                        See Notes to Financial Statements                Page 35


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (o)    MATURITY (p)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                TECHNOLOGY (CONTINUED)
$      145,224  DTI Holdco Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%,
                   0.75% Floor......................................................     9.43%       04/26/29    $      136,511
       770,000  Entegris, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%,
                   0.00% Floor......................................................     7.59%       07/06/29           772,726
       221,003  NortonLifeLock, Inc., Term Loan A2, 1 Mo. CME Term SOFR +
                   1.85%, 0.00% Floor...............................................     6.32%       09/12/27           217,688
       860,298  NortonLifeLock, Inc., Term Loan B, 1 Mo. CME Term SOFR +
                   2.00%, 0.50% Floor...............................................     6.62%       09/12/29           852,538
       276,326  Open Text Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.60%,
                   0.50% Floor......................................................     8.22%       01/31/30           276,305
     3,987,099  Oracle Corp., Term Loan A1, 1 Mo. CME Term SOFR + 1.70%,
                   0.00% Floor......................................................     6.08%       08/16/27         3,967,163
       166,787  RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50%
                   Floor............................................................     7.63%       04/22/28           161,856
     3,940,691  Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                   0.00% Floor......................................................     8.63%       10/23/26         3,938,228
                                                                                                                 --------------
                                                                                                                     14,482,358
                                                                                                                 --------------

                WIRELINES -- 0.1%
     1,434,125  Lumen Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%,
                   0.00% Floor......................................................     6.88%       03/15/27         1,196,103
     1,808,405  Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR
                   + 4.25%, 0.50% Floor.............................................     8.87%       03/09/27         1,547,796
       250,000  Zayo Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor......................................................     7.63%       03/09/27           208,716
                                                                                                                 --------------
                                                                                                                      2,952,615
                                                                                                                 --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................................      65,466,520
                (Cost $68,080,847)                                                                               --------------



  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES -- 1.0%

                BRAZIL -- 0.1%
     3,330,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30         2,880,939
                                                                                                                 --------------

                CHILE -- 0.1%
     1,300,000  Chile Government International Bond (USD)...........................     2.45%       01/31/31         1,087,033
     1,500,000  Chile Government International Bond (USD)...........................     2.55%       01/27/32         1,233,452
       700,000  Chile Government International Bond (USD)...........................     2.55%       07/27/33           550,623
                                                                                                                 --------------
                                                                                                                      2,871,108
                                                                                                                 --------------

                COLOMBIA -- 0.1%
     2,835,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30         2,141,680
                                                                                                                 --------------

                DOMINICAN REPUBLIC -- 0.1%
     2,485,000  Dominican Republic International Bond (USD) (c).....................     4.50%       01/30/30         2,143,164
       790,000  Dominican Republic International Bond (USD) (m).....................     4.88%       09/23/32           663,267
                                                                                                                 --------------
                                                                                                                      2,806,431
                                                                                                                 --------------


Page 36                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                EGYPT -- 0.0%
     1,300,000  Egypt Government International Bond (USD) (m).......................     5.25%       10/06/25    $    1,127,348
     1,000,000  Egypt Government International Bond (USD) (c).......................     7.60%       03/01/29           787,641
                                                                                                                 --------------
                                                                                                                      1,914,989
                                                                                                                 --------------

                HUNGARY -- 0.1%
     3,130,000  Hungary Government International Bond (USD) (c).....................     2.13%       09/22/31         2,410,460
                                                                                                                 --------------

                INDONESIA -- 0.0%
     2,000,000  Perusahaan Penerbit SBSN Indonesia III (USD) (c)....................     2.80%       06/23/30         1,755,500
                                                                                                                 --------------

                MEXICO -- 0.1%
     5,772,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31         4,666,740
                                                                                                                 --------------

                OMAN -- 0.0%
     1,100,000  Oman Government International Bond (USD) (m)........................     5.63%       01/17/28         1,082,959
                                                                                                                 --------------

                PANAMA -- 0.1%
     3,108,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30         2,676,188
       500,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           373,591
                                                                                                                 --------------
                                                                                                                      3,049,779
                                                                                                                 --------------

                PERU -- 0.1%
     2,275,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30         1,926,565
       560,000  Peruvian Government International Bond (USD)........................     2.78%       01/23/31           462,230
                                                                                                                 --------------
                                                                                                                      2,388,795
                                                                                                                 --------------

                POLAND -- 0.0%
       323,000  Republic of Poland Government International Bond (USD)..............     5.75%       11/16/32           339,239
                                                                                                                 --------------

                ROMANIA -- 0.1%
     3,000,000  Romanian Government International Bond (USD) (m)....................     3.00%       02/14/31         2,443,491
                                                                                                                 --------------

                SAUDI ARABIA -- 0.0%
       940,000  Saudi Government International Bond (USD) (m).......................     3.63%       03/04/28           888,948
                                                                                                                 --------------

                SERBIA -- 0.0%
       250,000  Serbia International Bond (USD) (c).................................     6.50%       09/26/33           243,703
                                                                                                                 --------------

                SOUTH AFRICA -- 0.1%
     2,357,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29         2,088,397
     1,750,000  Republic of South Africa Government International Bond (USD)........     5.88%       04/20/32         1,565,436
                                                                                                                 --------------
                                                                                                                      3,653,833
                                                                                                                 --------------

                TURKEY -- 0.0%
     1,200,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23         1,201,042
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      36,739,636
                (Cost $43,123,201)                                                                               --------------



  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 0.7%

                CALIFORNIA -- 0.2%
$    3,955,000  City of San Francisco CA Public Utilities Commission Water Rev......     2.83%       11/01/41         3,084,849
     4,715,000  Regents of the Univ of CA Medical Center Pooled Rev.................     3.26%       05/15/60         3,276,318
                                                                                                                 --------------
                                                                                                                      6,361,167
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 37


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                MASSACHUSETTS -- 0.0%
$    1,845,000  Massachusetts Sch Bldg Auth.........................................     2.97%       10/15/32    $    1,578,782
                                                                                                                 --------------

                NEW JERSEY -- 0.0%
     2,000,000  NJ St Turnpike Auth Rev.............................................     1.86%       01/01/31         1,610,290
       500,000  NJ St Turnpike Auth Rev.............................................     3.73%       01/01/36           442,611
                                                                                                                 --------------
                                                                                                                      2,052,901
                                                                                                                 --------------

                NEW YORK -- 0.5%
     2,285,000  City of New York NY.................................................     3.62%       04/01/31         2,087,307
     1,225,000  Metro Transprtn Auth................................................     5.18%       11/15/49         1,109,637
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27           406,564
       970,000  New York City NY Transitional Fin Auth Rev, Ser A-3.................     3.96%       08/01/32           890,946
     6,940,000  New York City NY Transitional Fin Auth Rev, Ser B-3.................     1.85%       08/01/32         5,288,470
     5,140,000  New York State Urban Development Corp...............................     2.97%       03/15/34         4,324,469
     2,690,000  NY St Dorm Auth.....................................................     5.00%       03/15/24         2,684,158
     1,405,000  NY St Dorm Auth.....................................................     2.96%       02/15/32         1,207,021
                                                                                                                 --------------
                                                                                                                     17,998,572
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................      27,991,422
                (Cost $34,803,571)                                                                               --------------

U.S. GOVERNMENT AGENCY SECURITIES -- 0.7%
    25,000,000  Federal Home Loan Bank Discount Notes...............................      (g)        08/25/23        24,399,884
                (Cost $24,391,144)                                                                               --------------



    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
        59,702  Intelsat Jackson Emergence S.A. (i) (j) (q) (r)................................................               0
                (Cost $2,000,017)                                                                                --------------

RIGHTS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
         6,251  Intelsat Jackson Holdings S.A., Series A (i) (j) (q) (r).......................................               0
         6,251  Intelsat Jackson Holdings S.A., Series B (i) (j) (q) (r).......................................               0
                                                                                                                 --------------
                TOTAL RIGHTS...................................................................................               0
                (Cost $0)                                                                                        --------------



  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS -- 0.4%

$   13,495,000  U.S. Treasury Bill..................................................      (g)        07/27/23        13,232,249
                (Cost $13,244,529)                                                                               --------------


Page 38                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.1%

    74,911,388  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 4.38% (s).....  $   74,911,388
                (Cost $74,911,388)                                                                               --------------
                TOTAL INVESTMENTS -- 118.7%....................................................................   4,252,354,866
                (Cost $4,608,212,004)
                NET OTHER ASSETS AND LIABILITIES -- (18.7)%....................................................    (670,754,094)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $3,581,600,772
                                                                                                                 ==============


FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2023 (See Note 2E - Forward
Foreign Currency Contracts in the Notes to Financial Statements):


                                                                            PURCHASE VALUE       SALE VALUE        UNREALIZED
  SETTLEMENT                           AMOUNT               AMOUNT              AS OF              AS OF          APPRECIATION
     DATE         COUNTERPARTY        PURCHASED              SOLD             2/28/2023          2/28/2023       (DEPRECIATION)
--------------   --------------   -----------------   ------------------   ----------------   ----------------   --------------
  04/13/2023          BOFA        USD     8,739,614   EUR      8,083,000    $    8,739,614     $    8,572,386    $      167,228
  04/13/2023          BOFA        USD       587,861   EUR        540,000           587,861            572,694            15,167
                                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                                                       $      182,395
                                                                                                                 ==============


Counterparty Abbreviations:
BOFA - Bank of America, N.A.


FUTURES CONTRACTS AT FEBRUARY 28, 2023 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                         NUMBER OF                                               (DEPRECIATION)/
        FUTURES CONTRACTS               POSITION         CONTRACTS       EXPIRATION DATE      NOTIONAL VALUE         VALUE
----------------------------------   --------------   ---------------   ------------------   -----------------   --------------
U.S. 2-Year Treasury Notes                Long             3,473             Jun-2023        $     707,542,350   $   (1,926,628)
U.S. 5-Year Treasury Notes                Long               167             Jun-2023               17,878,133          (48,274)
U.S. 10-Year Treasury Notes               Long               216             Jun-2023               24,117,750          (47,818)
Ultra U.S. Treasury Bond Futures          Long               112             Jun-2023               15,127,000          (45,674)
Euro-Bond Futures                         Short               35             Mar-2023               (4,920,250)         295,218
Ultra 10-Year U.S. Treasury Notes         Short               57             Jun-2023               (6,679,687)          13,937
                                                                                             -----------------   --------------
                                                                                             $     753,065,296   $   (1,759,239)
                                                                                             =================   ==============

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 28, 2023 (See Note 2F - Swap
Agreements in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                        EXPIRATION                                               (DEPRECIATION)/
          COUNTERPARTY               FLOATING RATE         DATE           NOTIONAL VALUE        FIXED RATE           VALUE
---------------------------------   ----------------  ---------------   ------------------   -----------------   --------------
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025        $  117,450,000         1.026%(1)       $   (8,391,977)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025            86,880,000         1.034%(1)           (6,194,886)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025            58,725,000         1.073%(1)           (4,145,084)
Citibank, Global Markets, Inc.      3 month LIBOR(2)    09/28/2025           145,575,000         1.390%(2)           (8,902,273)
Citibank, Global Markets, Inc.      3 month LIBOR(3)    07/24/2053             9,810,000         1.773%(3)            3,084,790
Citibank, Global Markets, Inc.      3 month LIBOR(3)    07/24/2053             7,260,000         1.785%(3)            2,266,366
Citibank, Global Markets, Inc.      3 month LIBOR(3)    07/24/2053             4,905,000         1.808%(3)            1,511,053
Citibank, Global Markets, Inc.      3 month LIBOR(4)    09/28/2053            12,425,000         1.870%(4)            3,606,839
                                                                          --------------                         --------------
                                                                          $  443,030,000                         $  (17,165,172)
                                                                          ==============                         ==============


                        See Notes to Financial Statements                Page 39


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

(1)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(2)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(3)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(4)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(a)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2K - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(b)   Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.
      (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2023, securities noted as such amounted to $866,698,129 or 24.2% of net assets.

(d)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)   When-issued security. The interest rate shown reflects the rate in effect at February 28, 2023. Interest will begin accruing on the security's first settlement date.

(f)   Floating or variable rate security.

(g)   Zero coupon security.

(h)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(i)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, securities noted as such are valued at $44,065,542 or 1.2% of net assets.

(j)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(k)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(l)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(m)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(n)   This issuer is in default.

(o)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury's Office of Financial Research, (iii)
      the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(p)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(q)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the advisor.

(r)   Non-income producing security.

(s)   Rate shown reflects yield as of February 28, 2023.

LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate
TBA   - To-Be-Announced Security

Currency Abbreviations:
EUR   - Euro
USD   - United States Dollar

Page 40                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
U.S. Government Agency Mortgage-Backed
   Securities........................................   $1,164,727,979      $           --   $1,164,727,979   $           --
U.S. Government Bonds and Notes......................    1,034,737,448                  --    1,034,737,448               --
Corporate Bonds and Notes*...........................      781,349,443                  --      781,349,443               --
Asset-Backed Securities..............................      435,315,621                  --      424,376,151       10,939,470
Mortgage-Backed Securities...........................      371,501,931                  --      371,501,931               --
Foreign Corporate Bonds and Notes*...................      221,981,345                  --      221,981,345               --
Senior Floating-Rate Loan Interests*.................       65,466,520                  --       65,466,520               --
Foreign Sovereign Bonds and Notes**..................       36,739,636                  --       36,739,636               --
Municipal Bonds***...................................       27,991,422                  --       27,991,422               --
U.S. Government Agency Securities....................       24,399,884                  --       24,399,884               --
Common Stocks*.......................................               --****              --               --               --****
Rights*..............................................               --****              --               --               --****
U.S. Treasury Bills..................................       13,232,249                  --       13,232,249               --
Money Market Funds...................................       74,911,388          74,911,388               --               --
                                                        --------------      --------------   --------------   --------------
Total Investments....................................    4,252,354,866          74,911,388    4,166,504,008       10,939,470
Forward Foreign Currency Contracts...................          182,395             182,395               --               --
Futures Contracts*****...............................          309,155             309,155               --               --
Interest Rate Swap Agreements........................       10,469,048                  --       10,469,048               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $4,263,315,464      $   75,402,938   $4,176,973,056   $   10,939,470
                                                        ==============      ==============   ==============   ==============

                                                     LIABILITIES TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Futures Contracts*****...............................   $   (2,068,394)     $   (2,068,394)  $           --   $           --
Interest Rate Swap Agreements........................      (27,634,220)                 --      (27,634,220)              --
                                                        --------------      --------------   --------------   --------------
Total................................................   $  (29,702,614)     $   (2,068,394)  $  (27,634,220)  $           --
                                                        ==============      ==============   ==============   ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
****  Investment is valued as $0.
***** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 41


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 25.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.7%
                Adjustable Rate Mortgage Trust
$       78,492     Series 2005-8, Class 3A21 (a)....................................     3.62%       11/25/35    $       61,066
                Ajax Mortgage Loan Trust
     4,248,501     Series 2020-A, Class A, steps up to 6.36% on 06/25/25 (b) (c)....     2.38%       12/25/59         4,181,508
     6,773,158     Series 2021-C, Class A (b) (c)...................................     2.12%       01/25/61         6,317,121
     3,284,846     Series 2021-D, Class A, steps up to 5.00% on 02/25/25 (b) (c)....     2.00%       03/25/60         2,977,398
                Alternative Loan Trust
       653,976     Series 2005-13CB, Class A8.......................................     5.50%       05/25/35           557,905
       232,530     Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (d)................     5.12%       06/25/35           196,914
       692,177     Series 2005-65CB, Class 2A4......................................     5.50%       12/25/35           494,020
        63,242     Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (d)...     4.27%       01/25/36            58,032
       275,004     Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36           162,090
       867,927     Series 2007-15CB, Class A6.......................................     5.75%       07/25/37           547,080
       426,041     Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.40% (d)..............     5.02%       06/25/37           376,465
                American Home Mortgage Assets Trust
     1,201,517     Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)............         4.83%       05/25/46         1,031,050
    12,779,459     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (d).....     3.49%       02/25/47         5,276,369
     3,335,698     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.13% (d).................     4.74%       03/25/47         2,936,482
                American Home Mortgage Investment Trust
       541,104     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (d)................     5.20%       11/25/45           472,067
                APS Resecuritization Trust
    14,426,514     Series 2016-3, Class 3MZ (a) (b).................................     1.18%       09/27/46         7,581,560
                Banc of America Funding Trust
       644,775     Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.32% (d)...............     4.94%       01/25/37           568,599
     2,190,264     Series 2007-2, Class TA4, 1 Mo. LIBOR + 0.80% (d)................     5.42%       03/25/37         1,989,726
                BCAP LLC Trust
       322,360     Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (d).............     5.04%       04/25/37           293,129
     5,279,047     Series 2012-RR8, Class 4A6 (a) (b)...............................     2.28%       11/20/36         4,450,504
       824,742     Series 2015-RR2, Class 25A3 (a) (b)..............................     3.39%       10/28/36           816,931
                Bear Stearns ALT-A Trust
       514,176     Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (d).................     5.53%       09/25/34           508,151
     1,348,740     Series 2006-1, Class 21A2 (a)....................................     3.76%       02/25/36           940,902
                Bear Stearns Mortgage Funding Trust
     4,287,237     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.42% (d)..............     5.04%       07/25/36         3,779,553
       459,300     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (d)..............     4.80%       10/25/36           383,394
     5,842,721     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (d)..............     4.78%       01/25/37         4,993,543
       157,364     Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (d)..............     4.76%       03/25/37           133,234
     3,803,802     Series 2007-AR5, Class 2A2, 1 Mo. LIBOR + 0.23% (d)..............     4.85%       06/25/37         3,366,138
                CIM Trust
       571,751     Series 2020-R7, Class A1A (b) (e)................................     2.25%       12/27/61           502,966
     5,155,933     Series 2021-INV1, Class A2 (b)...................................     2.50%       07/01/51         4,203,578
     5,888,943     Series 2021-NR1, Class A1 (b) (c)................................     2.57%       07/25/55         5,646,165
     1,088,651     Series 2021-R3, Class A1A (b)....................................     1.95%       06/25/57           961,042
     1,419,349     Series 2021-R5, Class A1A (b)....................................     2.00%       08/25/61         1,187,141
     7,118,174     Series 2023-R1, Class A1A (b) (f)................................     5.40%       04/25/62         6,896,087
                Citigroup Mortgage Loan Trust
       453,977     Series 2005-8, Class 2A4A........................................     5.50%       09/25/35           406,966
     1,102,925     Series 2009-10, Class 2A2 (b)....................................     7.00%       12/25/35           793,545
                COLT Mortgage Loan Trust
     2,574,409     Series 2021-2, Class A1 (b)......................................     0.92%       08/25/66         2,048,548


Page 42                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Connecticut Avenue Securities Trust
$    3,244,000     Series 2020-R01, Class 1B1, 1 Mo. LIBOR + 3.25% (b) (d)..........     7.87%       01/25/40    $    3,171,155
                Credit Suisse Mortgage Trust
        40,277     Series 2014-2R, Class 28A1 (a) (b)...............................     3.00%       06/27/37            37,881
       892,931     Series 2014-8R, Class 3A2 (a) (b)................................     4.60%       02/27/36           860,868
     1,632,800     Series 2014-11R, Class 17A2, 1 Mo. LIBOR + 0.15% (b) (d).........     4.81%       12/27/36         1,556,463
     7,468,991     Series 2020-RPL3, Class A1 (a) (b)...............................     2.69%       03/25/60         7,257,917
     7,643,559     Series 2020-RPL6, Class A1 (b)...................................     2.69%       03/25/59         7,419,856
     4,802,780     Series 2021-RP11, Class A1 (b)...................................     2.25%       10/25/61         3,757,532
     5,495,101     Series 2021-RPL4, Class A1 (b)...................................     1.80%       12/27/60         5,066,773
     3,584,838     Series 2022-RPL1, Class A1 (b)...................................     4.15%       04/25/61         3,201,323
       132,338     Series 2022-RPL1 (b).............................................     4.23%       04/25/61           113,470
     3,131,242     Series 2022-RPL1 (b).............................................     4.43%       04/25/61         2,723,808
                Deutsche Alt-A Securities Mortgage Loan Trust
     2,645,630     Series 2007-AR3, Class 2A5, 1 Mo. LIBOR + 0.40% (d)..............     5.02%       06/25/37         2,320,911
                DSLA Mortgage Loan Trust
        43,696     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (d).............     5.31%       01/19/45            34,500
     4,953,009     Series 2005-AR3, Class 1A, 1 Mo. LIBOR + 0.52% (d)...............     5.11%       07/19/45         3,814,703
                Federal Home Loan Mortgage Corporation STACR REMIC Trust
     2,975,000     Series 2021-HQA2, Class M2, 30 Day Average SOFR +
                      2.05% (b) (d).................................................     6.53%       12/25/33         2,834,810
     1,700,000     Series 2022-DNA1, Class M2, 30 Day Average SOFR +
                      2.50% (b) (d).................................................     6.98%       01/25/42         1,592,769
     4,000,000     Series 2022-DNA3, Class M1B, 30 Day Average SOFR +
                      2.90% (b) (d).................................................     7.38%       04/25/42         4,009,905
                First Horizon Alternative Mortgage Securities Trust
        25,037     Series 2004-AA4, Class A1 (a)....................................     4.04%       10/25/34            24,635
     1,603,712     Series 2005-AA4, Class 2A1 (a)...................................     4.02%       06/25/35         1,425,214
     2,434,351     Series 2007-FA1, Class A4........................................     6.25%       03/25/37         1,190,814
                GreenPoint Mortgage Funding Trust
        38,436     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (d)..............     5.20%       02/25/36            32,840
     4,007,990     Series 2006-AR6, Class A3A, 1 Mo. LIBOR + 0.44% (d)..............     5.06%       10/25/46         3,741,038
     5,283,080     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.40% (d).............     3.76%       03/25/47         4,779,806
       525,338     Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.40% (d)..............     5.02%       05/25/37           482,098
                GreenPoint MTA Trust
       257,594     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (d)..............     5.10%       08/25/45           197,146
                HarborView Mortgage Loan Trust
       155,694     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (d)...............     5.27%       06/20/35           139,849
       429,024     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (d)...............     5.49%       06/20/35           385,125
     5,723,224     Series 2007-5, Class A1A, 1 Mo. LIBOR + 0.19% (d)................     4.78%       09/19/37         4,974,383
       679,717     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 2.00% (d)................     5.62%       10/25/37           565,862
                Headlands Residential LLC
     4,240,000     Series 2021-RPL1, Class NOTE (b).................................     2.49%       09/25/26         4,034,226
                HomeBanc Mortgage Trust
     4,057,000     Series 2005-3, Class M4, 1 Mo. LIBOR + 1.01% (d).................     5.62%       07/25/35         3,838,713
                Impac CMB Trust
        43,223     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (d)................     5.14%       04/25/35            39,666
     4,443,198     Series 2005-3, Class A1, 1 Mo. LIBOR + 0.48% (d).................     5.10%       08/25/35         4,012,450
     3,898,922     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.32% (d).................     5.26%       08/25/35         3,525,826
     2,923,781     Series 2005-8, Class 1A, 1 Mo. LIBOR + 0.52% (d).................     5.14%       02/25/36         2,607,032


                        See Notes to Financial Statements                Page 43


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Impac Secured Assets Trust
$    5,517,432     Series 2007-1, Class A3, 1 Mo. LIBOR + 0.48% (d).................     5.10%       03/25/37    $    4,717,437
                IndyMac INDX Mortgage Loan Trust
     1,414,192     Series 2005-AR16IP, Class A1, 1 Mo. LIBOR + 0.64% (d)............     5.26%       07/25/45         1,179,402
     3,356,676     Series 2006-AR2, Class 1A1B, 1 Mo. LIBOR + 0.42% (d).............     5.04%       04/25/46         2,789,575
       452,837     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (d)..............     5.04%       05/25/46           398,496
       143,469     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (d).............     4.81%       04/25/37           122,106
                JP Morgan Alternative Loan Trust
     2,814,940     Series 2006-S1, Class 1A19.......................................     6.50%       03/25/36         1,653,667
       669,482     Series 2006-S1, Class 3A4........................................     6.18%       03/25/36           568,474
        48,431     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.68% (d)................     5.30%       04/25/47            45,947
                JP Morgan Mortgage Trust
     5,335,767     Series 2021-5, Class A4 (b)......................................     2.50%       08/25/51         4,641,957
                JP Morgan Resecuritization Trust Series
     6,026,157     Series 2014-6, Class 3A2, 1 Mo. LIBOR + 0.21% (b) (d)............     3.45%       07/27/46         5,465,944
                Legacy Mortgage Asset Trust
     3,849,338     Series 2020-GS2, Class A1, steps up to 5.75% on
                      03/26/23 (b) (c)..............................................     2.75%       03/25/60         3,844,772
                Lehman Mortgage Trust
       734,371     Series 2006-1, Class 1A5.........................................     5.50%       02/25/36           383,355
                Lehman XS Trust
        89,938     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (d)..............     4.92%       11/25/35            87,466
       680,281     Series 2006-2N, Class 2A1, 12 Mo. Treasury Average +
                      2.02% (d).....................................................     4.81%       02/25/36           589,920
     3,463,022     Series 2006-4N, Class A1D1, 1 Mo. LIBOR + 0.66% (d)..............     5.28%       04/25/46         3,016,580
       508,840     Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (d).............     5.02%       07/25/47           482,481
     5,776,810     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.94% (d)..............     5.56%       09/25/47         5,161,812
                MASTR Adjustable Rate Mortgages Trust
     5,479,453     Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average +
                      0.80% (d).....................................................     3.59%       12/25/46         4,016,534
     6,204,642     Series 2007-1, Class I1A, 1 Mo. LIBOR + 0.39% (d)................     5.01%       01/25/47         2,372,934
     2,270,399     Series 2007-1, Class I2A3, 12 Mo. Treasury Average +
                      0.74% (d).....................................................     3.53%       01/25/47         2,232,981
       280,551     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (d).................     4.92%       03/25/47           251,243
     4,700,000     Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (d)...............     5.72%       09/25/37         2,074,332
                Merrill Lynch Mortgage Investors Trust
        97,949     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (d)..................     5.24%       08/25/28            93,231
       134,227     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (d)................     4.90%       11/25/29           125,832
                New Residential Mortgage Loan Trust
     8,100,000     Series 2019-RPL3, Class M1 (b)...................................     3.25%       07/25/59         6,795,327
                Nomura Resecuritization Trust
     1,796,915     Series 2014-1R, Class 1A13, 1 Mo. LIBOR + 0.16% (b) (d)..........     1.83%       10/26/36         1,759,172
                Opteum Mortgage Acceptance Corp Trust
     5,348,754     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (d)...............     5.22%       04/25/36         4,711,516
                PHH Alternative Mortgage Trust
     1,081,333     Series 2007-2, Class 1A4, 1 Mo. LIBOR + 0.60% (d)................     5.22%       05/25/37           986,742
                PRPM LLC
     2,649,238     Series 2021-6, Class A1, steps up to 5.93% on 07/25/25 (b) (c)...     1.79%       07/25/26         2,461,967
     3,915,396     Series 2021-9, Class A1, steps up to 5.36% on 10/25/24 (b) (c)...     2.36%       10/25/26         3,677,387
     4,206,845     Series 2021-10, Class A1, steps up to 5.49% on 10/25/24 (b) (c)..     2.49%       10/25/26         3,956,236


Page 44                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                RALI Trust
$    1,356,567     Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (d)...............     4.92%       08/25/35    $    1,034,816
     2,288,578     Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.32% (d)..............     4.94%       01/25/37         1,942,413
       449,904     Series 2006-QS6, Class 1A15......................................     6.00%       06/25/36           366,479
     2,297,773     Series 2007-QA3, Class A1, 1 Mo. LIBOR + 0.20% (d)...............     4.82%       05/25/37         1,973,133
     2,814,771     Series 2007-QA3, Class A2, 1 Mo. LIBOR + 0.34% (d)...............     4.96%       05/25/37         2,370,040
       941,268     Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (d)...............     5.00%       05/25/37           829,665
     4,074,627     Series 2007-QH9, Class A1 (a)....................................     4.10%       11/25/37         3,406,667
     2,191,783     Series 2007-QS9, Class A33.......................................     6.50%       07/25/37         1,766,086
                Structured Adjustable Rate Mortgage Loan Trust
        13,316     Series 2005-12, Class 3A1 (a)....................................     4.12%       06/25/35            11,888
       308,779     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (d)...............     4.94%       12/25/36           278,906
       526,307     Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (d)................     5.10%       05/25/37           445,326
       519,484     Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (d)................     5.06%       05/25/37           449,744
                Structured Asset Mortgage Investments II Trust
       113,304     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (d)...............     5.28%       11/19/33           107,314
       227,749     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (d)..............     5.08%       05/25/45           202,922
       279,107     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (d)..............     5.08%       02/25/36           231,834
       335,354     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (d).............     5.06%       05/25/36           259,433
       396,661     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (d)..............     5.00%       06/25/36           330,995
        38,998     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (d)..............     5.04%       05/25/36            25,413
     1,624,973     Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (d)..............     5.00%       07/25/46         1,135,667
       570,087     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.40% (d)..............     5.02%       10/25/36           489,289
       350,312     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.32% (d)..............     4.94%       01/25/37           305,176
       155,856     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (d)..............     4.80%       01/25/37           135,633
       591,625     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (d).....................................................     4.29%       08/25/47           523,469
                TBW Mortgage-Backed Trust
        30,922     Series 2006-4, Class A4..........................................     6.66%       09/25/36            30,681
                WaMu Mortgage Pass-Through Certificates Trust
     5,031,315     Series 2005-AR15, Class A1A2, 1 Mo. LIBOR + 0.56% (d)............     5.18%       11/25/45         4,487,281
     2,223,636     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (d).....................................................     3.79%       02/25/46         1,967,149
        43,395     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average +
                      0.96% (d).....................................................     3.75%       09/25/46            35,262
     2,616,500     Series 2007-OA4, Class 1A, 12 Mo. Treasury Average +
                      0.77% (d).....................................................     3.56%       05/25/47         2,089,672
       768,462     Series 2007-OA5, Class 1A, 12 Mo. Treasury Average +
                      0.75% (d).....................................................     3.54%       06/25/47           612,886
                Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
     2,078,012     Series 2006-AR6, Class 2A, 12 Mo. Treasury Average +
                      0.96% (d).....................................................     3.75%       08/25/46         1,292,676
       632,596     Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.64% (d)...............     5.26%       01/25/47           563,663
                Wells Fargo Mortgage Backed Securities Trust
       196,065     Series 2007-AR5, Class A1 (a)....................................     4.50%       10/25/37           164,701
                                                                                                                 --------------
                                                                                                                    264,399,440
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 45


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 7.3%
                AREIT Trust
$    1,250,370     Series 2020-CRE4, Class B, 30 Day Average SOFR +
                      4.26% (b) (d).................................................     8.68%       04/15/37    $    1,258,110
                BAMLL Commercial Mortgage Securities Trust
     2,975,000     Series 2020-BHP3, Class A, 1 Mo. LIBOR + 1.90% (b) (d)...........     6.49%       03/15/37         2,949,779
                Banc of America Commercial Mortgage Trust
    12,933,187     Series 2015-UBS7, Class XA, IO (a)...............................     0.75%       09/15/48           200,014
                BANK
    29,209,715     Series 2020-BN27, Class XA, IO (a)...............................     1.16%       04/15/63         1,820,519
                Bayview Commercial Asset Trust
       649,621     Series 2005-4A, Class A1, 1 Mo. LIBOR + 0.45% (b) (d)............     5.07%       01/25/36           598,082
                BBCMS Mortgage Trust
     2,445,000     Series 2020-BID, Class A, 1 Mo. LIBOR + 2.14% (b) (d)............     6.73%       10/15/37         2,388,039
     2,300,000     Series 2020-BID, Class C, 1 Mo. LIBOR + 3.64% (b) (d)............     8.23%       10/15/37         2,202,962
                BDS Ltd.
     1,012,309     Series 2020-FL6, Class C, 30 Day Average SOFR +
                      2.36% (b) (d).................................................     6.80%       09/15/35         1,003,782
     1,125,000     Series 2020-FL6, Class D, 30 Day Average SOFR +
                      2.86% (b) (d).................................................     7.30%       09/15/35         1,106,132
     2,984,000     Series 2020-FL6, Class E, 30 Day Average SOFR +
                      3.36% (b) (d).................................................     7.80%       09/15/35         2,925,145
     2,787,663     Series 2021-FL8, Class A, 1 Mo. LIBOR + 0.92% (b) (d)............     5.51%       01/18/36         2,737,419
                Benchmark Mortgage Trust
     2,000,000     Series 2020-B18, Class AGNE (b)..................................     3.76%       07/15/53         1,711,049
     1,810,000     Series 2020-IG2, Class UBRD (a) (b)..............................     3.51%       09/15/48         1,521,036
    72,364,235     Series 2020-IG3, Class XA, IO (a) (b)............................     0.73%       09/15/48         1,659,093
                BFLD Trust
     2,304,000     Series 2019-DPLO, Class A, 1 Mo. LIBOR + 1.09% (b) (d)...........     5.68%       10/15/34         2,282,356
     2,385,000     Series 2020-OBRK, Class A, 1 Mo. LIBOR + 2.16% (b) (d)...........     6.73%       11/15/28         2,367,813
                BLOX Trust
     1,570,000     Series 2021-BLOX, Class D, 1 Mo. LIBOR + 1.75% (b) (d)...........     6.34%       09/15/26         1,439,454
                BWAY Mortgage Trust
     1,700,000     Series 2015-1740, Class A (b)....................................     2.92%       01/10/35         1,517,363
                BX Commercial Mortgage Trust
     3,420,000     Series 2020-VIV3, Class B (a) (b)................................     3.54%       03/09/44         2,916,365
     4,050,000     Series 2020-VIV4, Class A (b)....................................     2.84%       03/09/44         3,402,064
     2,462,000     Series 2021-VOLT, Class E, 1 Mo. LIBOR + 2.00% (b) (d)...........     6.59%       09/15/36         2,370,629
     3,701,300     Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (b) (d)............     8.48%       10/15/38         3,458,482
     2,845,000     Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR +
                      1.49% (b) (d).................................................     6.05%       01/17/39         2,794,681
                BX Trust
     2,800,000     Series 2019-OC11, Class A (b)....................................     3.20%       12/09/41         2,418,290
     2,040,000     Series 2021-BXMF, Class G, 1 Mo. LIBOR + 3.35% (b) (d)...........     7.94%       10/15/26         1,913,264
     2,250,000     Series 2021-VIEW, Class A, 1 Mo. LIBOR + 1.28% (b) (d)...........     5.87%       06/15/36         2,157,804
     1,500,000     Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR +
                      2.70% (b) (d).................................................     7.26%       01/15/39         1,435,146
                BXMT Ltd.
     3,375,000     Series 2020-FL3, Class A, 30 Day Average SOFR +
                      1.51% (b) (d).................................................     5.93%       11/15/37         3,369,739


Page 46                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                CAMB Commercial Mortgage Trust
$    3,050,000     Series 2019-LIFE, Class F, 1 Mo. LIBOR + 2.55% (b) (d)...........     7.14%       12/15/37    $    2,987,585
                Citigroup Commercial Mortgage Trust
    50,627,143     Series 2017-C4, Class XA, IO (a).................................     1.03%       10/12/50         1,687,352
                COMM Mortgage Trust
       361,459     Series 2012-CR1, Class B.........................................     4.61%       05/15/45           348,266
       353,894     Series 2012-CR4, Class XA, IO (a)................................     1.18%       10/15/45                34
     1,285,167     Series 2014-CR14, Class A2.......................................     3.15%       02/10/47         1,278,011
     4,601,344     Series 2020-CBM, Class XCP, IO (a) (b)...........................     0.60%       02/10/37            48,130
    21,254,000     Series 2020-SBX, Class X, IO (a) (b).............................     0.58%       01/10/38           315,455
                Credit Suisse Mortgage Trust
     3,180,000     Series 2020-TMIC, Class A, 1 Mo. LIBOR + 3.00% (b) (d)...........     8.09%       12/15/35         3,172,059
     2,450,000     Series 2020-TMIC, Class B, 1 Mo. LIBOR + 5.25% (b) (d)...........    10.09%       12/15/35         2,434,666
    25,699,000     Series 2021-980M, Class X, IO (a) (b)............................     0.99%       07/15/31           757,955
                Csail Commercial Mortgage Trust
     1,350,000     Series 2015-C2, Class C (a)......................................     4.18%       06/15/57         1,109,119
                DBWF Mortgage Trust
       600,000     Series 2016-85T, Class A (b).....................................     3.79%       12/10/36           542,404
                DROP Mortgage Trust
     3,280,000     Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (b) (d)...........     6.29%       10/15/43         3,010,031
                Extended Stay America Trust
     2,391,671     Series 2021-ESH, Class C, 1 Mo. LIBOR + 1.70% (b) (d)............     6.29%       07/15/38         2,347,800
                GS Mortgage Securities Corp Trust
     2,600,000     Series 2020-UPTN, Class XA, IO (a) (b)...........................     0.35%       02/10/37            17,133
                GS Mortgage Securities Trust
    84,133,907     Series 2016-GS4, Class XA, IO (a)................................     0.57%       11/10/49         1,417,985
                Hilton USA Trust
     3,161,000     Series 2016-SFP, Class F (b).....................................     6.16%       11/05/35         2,918,188
                JP Morgan Chase Commercial Mortgage Securities Trust
    34,738,092     Series 2016-JP3, Class XA, IO (a)................................     1.33%       08/15/49         1,293,199
     1,791,660     Series 2022-NLP, Class G, 1 Mo. CME Term SOFR +
                      4.27% (b) (d).................................................     8.84%       04/15/37         1,519,550
                Life Mortgage Trust
     2,309,980     Series 2021-BMR, Class G, 1 Mo. LIBOR + 2.95% (b) (d)............     7.54%       03/15/38         2,229,278
                Med Trust
     1,395,853     Series 2021-MDLN, Class G, 1 Mo. LIBOR + 5.25% (b) (d)...........     9.84%       11/15/38         1,315,333
                Morgan Stanley Capital I Trust
    28,078,739     Series 2018-H4, Class XA, IO (a).................................     0.83%       12/15/51         1,001,395
     1,050,000     Series 2018-MP, Class A (a) (b)..................................     4.28%       07/11/40           923,597
                MSCG Trust
     1,503,319     Series 2018-SELF, Class E, 1 Mo. LIBOR + 2.15% (b) (d)...........     6.74%       10/15/37         1,461,578
                One Bryant Park Trust
     2,800,000     Series 2019-OBP, Class A (b).....................................     2.52%       09/15/54         2,321,748
                Ready Capital Mortgage Financing LLC
     1,100,000     Series 2020-FL4, Class AS, 1 Mo. LIBOR + 3.10% (b) (d)...........     7.72%       02/25/35         1,097,919
                SFAVE Commercial Mortgage Securities Trust
       545,000     Series 2015-5AVE, Class C (a) (b)................................     4.39%       01/05/43           327,384
                SMRT
     2,730,000     Series 2022-MINI, Class F, 1 Mo. CME Term SOFR +
                      3.35% (b) (d).................................................     7.91%       01/15/39         2,542,770


                        See Notes to Financial Statements                Page 47


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                STWD Mortgage Trust
$    1,550,000     Series 2021-LIH, Class AS, 1 Mo. LIBOR + 1.26% (b) (d)...........     5.85%       11/15/36    $    1,510,906
                UBS Commercial Mortgage Trust
    58,772,171     Series 2017-C4, Class XA, IO (a).................................     1.09%       10/15/50         2,276,082
                VMC Finance LLC
       779,000     Series 2021-FL4, Class B, 1 Mo. LIBOR + 1.80% (b) (d)............     6.39%       06/16/36           741,372
     3,000,000     Series 2021-HT1, Class B, 1 Mo. LIBOR + 4.50% (b) (d)............     9.09%       01/18/37         2,826,186
                Wells Fargo Commercial Mortgage Trust
    33,616,643     Series 2016-C35, Class XA, IO (a)................................     1.88%       07/15/48         1,599,631
       975,000     Series 2019-JWDR, Class E (a) (b)................................     3.86%       09/15/31           840,072
                                                                                                                 --------------
                                                                                                                    108,144,784
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     372,544,224
                (Cost $395,482,654)                                                                              --------------

CORPORATE BONDS AND NOTES -- 21.0%

                AEROSPACE/DEFENSE -- 0.2%
       635,000  Boeing (The) Co.....................................................     1.43%       02/04/24           610,783
     2,250,000  TransDigm, Inc. (b).................................................     6.75%       08/15/28         2,241,563
                                                                                                                 --------------
                                                                                                                      2,852,346
                                                                                                                 --------------

                AGRICULTURE -- 0.3%
        30,000  BAT Capital Corp....................................................     2.73%       03/25/31            23,440
     1,250,000  BAT Capital Corp....................................................     4.54%       08/15/47           898,596
     1,870,000  BAT Capital Corp....................................................     4.76%       09/06/49         1,384,747
     1,905,000  BAT Capital Corp....................................................     5.65%       03/16/52         1,609,329
       645,000  Reynolds American, Inc..............................................     5.85%       08/15/45           554,532
                                                                                                                 --------------
                                                                                                                      4,470,644
                                                                                                                 --------------

                AIRLINES -- 0.1%
       287,866  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           259,759
       521,476  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32           480,326
       433,635  United Airlines Pass-Through Trust, Series 2013-1, Class A..........     4.30%       08/15/25           414,947
        98,981  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24            98,929
                                                                                                                 --------------
                                                                                                                      1,253,961
                                                                                                                 --------------

                AUTO MANUFACTURERS -- 0.1%
       850,000  Allison Transmission, Inc. (b)......................................     3.75%       01/30/31           706,596
     1,250,000  Ford Motor Credit Co. LLC...........................................     3.37%       11/17/23         1,226,150
                                                                                                                 --------------
                                                                                                                      1,932,746
                                                                                                                 --------------

                BANKS -- 4.3%
       815,000  Bank of America Corp. (g)...........................................     1.73%       07/22/27           718,241
     3,510,000  Bank of America Corp. (g)...........................................     2.30%       07/21/32         2,746,515
     1,665,000  Bank of America Corp. (g)...........................................     2.57%       10/20/32         1,326,412
       570,000  Bank of America Corp., Series RR (g)................................     4.38%          (h)             495,273
     3,490,000  Bank of America Corp., Medium-Term Note (g).........................     2.55%       02/04/28         3,121,393
       750,000  Bank of America Corp., Medium-Term Note (g).........................     3.97%       03/05/29           696,819
        20,000  Bank of America Corp., Medium-Term Note (g).........................     3.19%       07/23/30            17,394
       455,000  Bank of America Corp., Medium-Term Note (g).........................     1.90%       07/23/31           354,937
     4,183,000  Bank of America Corp., Medium-Term Note (g).........................     1.92%       10/24/31         3,245,219
       500,000  Citigroup, Inc. (g).................................................     0.78%       10/30/24           483,388
       520,000  Citigroup, Inc. (g).................................................     3.07%       02/24/28           472,229


Page 48                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$      225,000  Citigroup, Inc. (g).................................................     4.08%       04/23/29    $      209,593
       525,000  Citigroup, Inc. (g).................................................     2.98%       11/05/30           447,299
       315,000  Citigroup, Inc. (g).................................................     2.67%       01/29/31           262,316
     1,390,000  Citigroup, Inc. (g).................................................     4.41%       03/31/31         1,293,222
       630,000  Citigroup, Inc. (g).................................................     2.57%       06/03/31           517,047
     1,230,000  Citigroup, Inc. (g).................................................     2.56%       05/01/32           988,473
     1,540,000  Citigroup, Inc. (g).................................................     2.52%       11/03/32         1,216,208
     4,610,000  Citigroup, Inc. (g).................................................     3.06%       01/25/33         3,787,979
       135,000  Comerica, Inc. (g)..................................................     5.63%          (h)             131,895
     1,615,000  Goldman Sachs Group (The), Inc. (g).................................     0.93%       10/21/24         1,563,472
     3,025,000  Goldman Sachs Group (The), Inc. (g).................................     1.99%       01/27/32         2,325,966
     4,530,000  Goldman Sachs Group (The), Inc. (g).................................     2.38%       07/21/32         3,560,743
     4,125,000  Goldman Sachs Group (The), Inc. (g).................................     2.65%       10/21/32         3,291,367
       130,000  JPMorgan Chase & Co. (g)............................................     0.70%       03/16/24           129,684
       715,000  JPMorgan Chase & Co. (g)............................................     0.97%       06/23/25           671,235
       750,000  JPMorgan Chase & Co. (g)............................................     1.04%       02/04/27           658,872
     1,660,000  JPMorgan Chase & Co. (g)............................................     1.58%       04/22/27         1,469,178
       780,000  JPMorgan Chase & Co. (g)............................................     1.47%       09/22/27           676,606
       675,000  JPMorgan Chase & Co. (g)............................................     2.95%       02/24/28           612,558
       200,000  JPMorgan Chase & Co. (g)............................................     4.01%       04/23/29           185,949
       325,000  JPMorgan Chase & Co. (g)............................................     1.76%       11/19/31           250,103
     2,725,000  JPMorgan Chase & Co. (g)............................................     2.58%       04/22/32         2,209,529
     3,975,000  JPMorgan Chase & Co. (g)............................................     2.55%       11/08/32         3,180,550
       595,000  JPMorgan Chase & Co., Series KK (g).................................     3.65%          (h)             517,959
     1,100,000  Morgan Stanley (g)..................................................     0.73%       04/05/24         1,094,427
     4,790,000  Morgan Stanley (g)..................................................     2.48%       09/16/36         3,576,238
       865,000  Morgan Stanley, Global Medium-Term Note (g).........................     2.70%       01/22/31           722,936
     3,585,000  Morgan Stanley, Global Medium-Term Note (g).........................     2.24%       07/21/32         2,790,622
     1,245,000  PNC Financial Services Group (The), Inc. (g)........................     6.04%       10/28/33         1,294,785
     1,090,000  PNC Financial Services Group (The), Inc. (g)........................     5.07%       01/24/34         1,054,740
     1,255,000  US Bancorp (g)......................................................     5.85%       10/21/33         1,294,741
     1,760,000  US Bancorp (g)......................................................     4.84%       02/01/34         1,685,671
       555,000  US Bancorp (g)......................................................     3.70%          (h)             468,281
     1,485,000  Wells Fargo & Co., Medium-Term Note (g).............................     2.39%       06/02/28         1,313,854
     6,215,000  Wells Fargo & Co., Medium-Term Note (g).............................     3.35%       03/02/33         5,258,732
       385,000  Wells Fargo & Co., Medium-Term Note (g).............................     5.01%       04/04/51           355,020
                                                                                                                 --------------
                                                                                                                     64,745,670
                                                                                                                 --------------

                BEVERAGES -- 0.2%
       720,000  Primo Water Holdings, Inc. (b)......................................     4.38%       04/30/29           617,371
     2,867,000  Triton Water Holdings, Inc. (b).....................................     6.25%       04/01/29         2,288,569
                                                                                                                 --------------
                                                                                                                      2,905,940
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.4%
     1,500,000  Amgen, Inc. (i).....................................................     5.25%       03/02/33         1,490,145
     1,500,000  Amgen, Inc. (i).....................................................     5.60%       03/02/43         1,482,181
     1,500,000  Amgen, Inc. (i).....................................................     5.65%       03/02/53         1,488,718
     1,000,000  Illumina, Inc.......................................................     2.55%       03/23/31           799,953
                                                                                                                 --------------
                                                                                                                      5,260,997
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 49


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                CHEMICALS -- 0.3%
$      475,000  International Flavors & Fragrances, Inc. (b)........................     1.23%       10/01/25    $      420,902
     3,115,000  International Flavors & Fragrances, Inc. (b)........................     2.30%       11/01/30         2,407,121
       175,000  Unifrax Escrow Issuer Corp. (b).....................................     5.25%       09/30/28           135,981
       625,000  Unifrax Escrow Issuer Corp. (b).....................................     7.50%       09/30/29           425,767
     1,819,000  Valvoline, Inc. (b).................................................     3.63%       06/15/31         1,466,954
                                                                                                                 --------------
                                                                                                                      4,856,725
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.6%
       436,000  Adtalem Global Education, Inc. (b)..................................     5.50%       03/01/28           401,744
       375,000  Carriage Services, Inc. (b).........................................     4.25%       05/15/29           301,815
       520,000  Global Payments, Inc................................................     5.40%       08/15/32           497,524
       958,000  Global Payments, Inc................................................     5.95%       08/15/52           887,204
     2,515,000  Hertz (The) Corp. (b)...............................................     5.00%       12/01/29         2,090,732
     1,475,000  Prime Security Services Borrower LLC / Prime Finance, Inc. (b)......     3.38%       08/31/27         1,277,442
     1,250,000  Rent-A-Center, Inc. (b).............................................     6.38%       02/15/29         1,073,669
       535,000  S&P Global, Inc. (b)................................................     2.90%       03/01/32           458,213
        61,000  Service Corp. International.........................................     4.63%       12/15/27            56,861
     1,250,000  WASH Multifamily Acquisition, Inc. (b)..............................     5.75%       04/15/26         1,164,106
                                                                                                                 --------------
                                                                                                                      8,209,310
                                                                                                                 --------------

                COMPUTERS -- 0.1%
     2,175,000  NCR Corp. (b).......................................................     5.13%       04/15/29         1,859,467
                                                                                                                 --------------

                COSMETICS/PERSONAL CARE -- 0.0%
       243,000  Edgewell Personal Care Co. (b)......................................     5.50%       06/01/28           227,176
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       570,000  Air Lease Corp......................................................     3.88%       07/03/23           567,175
     1,390,000  Air Lease Corp......................................................     2.20%       01/15/27         1,222,037
       300,000  Air Lease Corp., Medium-Term Note...................................     2.88%       01/15/26           276,720
       605,000  American Express Co. (g)............................................     3.55%         (h)              515,097
     1,505,000  Capital One Financial Corp. (g).....................................     1.88%       11/02/27         1,315,970
       540,000  Charles Schwab (The) Corp. (g)......................................     5.00%         (h)              508,950
                                                                                                                 --------------
                                                                                                                      4,405,949
                                                                                                                 --------------

                ELECTRIC -- 1.4%
        75,000  Alliant Energy Finance LLC (b)......................................     3.75%       06/15/23            74,595
     2,045,000  Alliant Energy Finance LLC (b)......................................     3.60%       03/01/32         1,759,148
     1,285,000  American Electric Power Co., Inc....................................     2.03%       03/15/24         1,238,095
       365,000  Appalachian Power Co., Series X.....................................     3.30%       06/01/27           342,564
     3,000,000  Arizona Public Service Co...........................................     6.35%       12/15/32         3,191,216
       540,000  Duke Energy Carolinas LLC...........................................     3.55%       03/15/52           403,299
     1,000,000  Duke Energy Corp....................................................     3.75%       04/15/24           981,746
       600,000  Duke Energy Corp....................................................     3.85%       06/15/34           575,365
       750,000  Duke Energy Corp....................................................     3.75%       09/01/46           554,325
       100,000  Evergy Metro, Inc...................................................     4.20%       06/15/47            82,518
     1,254,000  FirstEnergy Corp., Series C.........................................     3.40%       03/01/50           848,520
       955,000  FirstEnergy Transmission LLC (b)....................................     2.87%       09/15/28           835,144
       750,000  Jersey Central Power & Light Co. (b)................................     4.70%       04/01/24           740,611
       100,000  Metropolitan Edison Co. (b).........................................     3.50%       03/15/23            99,949
       750,000  MidAmerican Energy Co...............................................     3.95%       08/01/47           623,186
     1,395,000  New England Power Co. (b)...........................................     5.94%       11/25/52         1,497,209
       345,000  NextEra Energy Capital Holdings, Inc................................     0.65%       03/01/23           345,000


Page 50                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC (CONTINUED)
$    1,910,000  Niagara Mohawk Power Corp. (b)......................................     5.78%       09/16/52    $    1,935,999
     3,000,000  Oklahoma Gas and Electric Co........................................     5.40%       01/15/33         3,013,254
       500,000  Pennsylvania Electric Co. (b).......................................     4.15%       04/15/25           476,950
       750,000  Pike Corp. (b)......................................................     5.50%       09/01/28           651,592
       100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48            84,117
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28           426,048
                                                                                                                 --------------
                                                                                                                     20,780,450
                                                                                                                 --------------

                ELECTRICAL COMPONENT & EQUIPMENT -- 0.1%
     1,122,000  Energizer Holdings, Inc. (b)........................................     4.38%       03/31/29           952,297
                                                                                                                 --------------

                ENGINEERING & CONSTRUCTION -- 0.1%
     1,113,000  Artera Services LLC (b).............................................     9.03%       12/04/25           958,415
                                                                                                                 --------------

                ENTERTAINMENT -- 0.7%
       515,000  Churchill Downs, Inc. (b)...........................................     5.50%       04/01/27           488,907
       600,000  Cinemark USA, Inc. (b)..............................................     5.25%       07/15/28           504,690
     1,220,000  Everi Holdings, Inc. (b)............................................     5.00%       07/15/29         1,074,104
       590,000  Live Nation Entertainment, Inc. (b).................................     4.75%       10/15/27           531,900
     1,580,000  Penn Entertainment, Inc. (b)........................................     4.13%       07/01/29         1,283,687
       515,000  Warnermedia Holdings, Inc. (b)......................................     4.28%       03/15/32           444,882
     2,715,000  Warnermedia Holdings, Inc. (b)......................................     5.05%       03/15/42         2,201,463
     4,888,000  Warnermedia Holdings, Inc. (b)......................................     5.14%       03/15/52         3,834,939
                                                                                                                 --------------
                                                                                                                     10,364,572
                                                                                                                 --------------

                ENVIRONMENTAL CONTROL -- 0.2%
       200,000  Clean Harbors, Inc. (b).............................................     4.88%       07/15/27           189,090
     2,453,000  Waste Pro USA, Inc. (b).............................................     5.50%       02/15/26         2,245,145
                                                                                                                 --------------
                                                                                                                      2,434,235
                                                                                                                 --------------

                FOOD -- 0.6%
     1,150,000  Chobani LLC / Chobani Finance Corp., Inc. (b).......................     4.63%       11/15/28         1,003,478
     1,170,000  H-Food Holdings LLC / Hearthside Finance Co., Inc. (b)..............     8.50%       06/01/26           726,623
       300,000  Kraft Heinz Foods Co................................................     3.75%       04/01/30           274,508
       186,000  Kraft Heinz Foods Co................................................     4.25%       03/01/31           174,364
     1,650,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         1,523,456
       240,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           196,144
       765,000  Kraft Heinz Foods Co................................................     4.88%       10/01/49           675,512
     1,020,000  Pilgrim's Pride Corp. (b)...........................................     5.88%       09/30/27         1,000,799
       286,000  Pilgrim's Pride Corp................................................     4.25%       04/15/31           239,100
     1,200,000  Pilgrim's Pride Corp................................................     3.50%       03/01/32           928,516
     1,600,000  Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet
                   Food, Inc./Simmons Feed (b)......................................     4.63%       03/01/29         1,305,616
       387,000  Smithfield Foods, Inc. (b)..........................................     5.20%       04/01/29           354,278
       561,000  TreeHouse Foods, Inc................................................     4.00%       09/01/28           481,703
                                                                                                                 --------------
                                                                                                                      8,884,097
                                                                                                                 --------------

                GAS -- 0.0%
       155,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           156,561
                                                                                                                 --------------

                HEALTHCARE-PRODUCTS -- 0.4%
     1,600,000  Alcon Finance Corp. (b).............................................     3.00%       09/23/29         1,395,886
     1,425,000  DENTSPLY SIRONA, Inc................................................     3.25%       06/01/30         1,215,157
     1,997,000  Embecta Corp. (b)...................................................     5.00%       02/15/30         1,695,413


                        See Notes to Financial Statements                Page 51


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                HEALTHCARE-PRODUCTS (CONTINUED)
$      208,000  Hologic, Inc. (b)...................................................     4.63%       02/01/28    $      194,146
       185,000  PerkinElmer, Inc....................................................     2.55%       03/15/31           149,015
       770,000  PerkinElmer, Inc....................................................     2.25%       09/15/31           597,570
                                                                                                                 --------------
                                                                                                                      5,247,187
                                                                                                                 --------------

                HEALTHCARE-SERVICES -- 1.6%
       635,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28           595,136
       700,000  Cano Health LLC (b).................................................     6.25%       10/01/28           458,500
       900,000  Catalent Pharma Solutions, Inc. (b).................................     5.00%       07/15/27           868,369
       400,000  Catalent Pharma Solutions, Inc. (b).................................     3.13%       02/15/29           345,632
     1,125,000  Centene Corp........................................................     4.25%       12/15/27         1,040,569
     1,778,000  Centene Corp........................................................     2.45%       07/15/28         1,494,658
     1,396,000  Centene Corp........................................................     3.00%       10/15/30         1,141,921
       500,000  Centene Corp........................................................     2.50%       03/01/31           390,257
       250,000  CommonSpirit Health.................................................     3.35%       10/01/29           217,180
       370,000  CommonSpirit Health.................................................     2.78%       10/01/30           310,227
        90,000  HCA, Inc............................................................     5.25%       04/15/25            89,149
       380,000  HCA, Inc............................................................     5.38%       09/01/26           374,724
       360,000  HCA, Inc............................................................     7.05%       12/01/27           380,889
       417,000  HCA, Inc............................................................     4.13%       06/15/29           379,909
     2,870,000  HCA, Inc............................................................     3.50%       09/01/30         2,470,007
     2,068,000  HCA, Inc. (b).......................................................     3.63%       03/15/32         1,749,662
     1,830,000  HCA, Inc............................................................     5.50%       06/15/47         1,648,473
       470,000  HCA, Inc............................................................     5.25%       06/15/49           406,065
     1,625,000  HCA, Inc. (b).......................................................     4.63%       03/15/52         1,279,565
       365,000  HCA, Inc., Medium-Term Note.........................................     7.58%       09/15/25           374,862
     2,000,000  ModivCare Escrow Issuer, Inc. (b)...................................     5.00%       10/01/29         1,694,120
       700,000  Molina Healthcare, Inc. (b).........................................     4.38%       06/15/28           636,440
       919,000  Molina Healthcare, Inc. (b).........................................     3.88%       11/15/30           775,189
     2,325,000  Molina Healthcare, Inc. (b).........................................     3.88%       05/15/32         1,911,243
     1,350,000  Prime Healthcare Services, Inc. (b).................................     7.25%       11/01/25         1,223,154
        62,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24            61,051
       178,000  Tenet Healthcare Corp...............................................     4.63%       06/15/28           161,209
       850,000  Tenet Healthcare Corp...............................................     4.38%       01/15/30           744,681
     1,350,000  Universal Health Services, Inc......................................     1.65%       09/01/26         1,172,763
                                                                                                                 --------------
                                                                                                                     24,395,604
                                                                                                                 --------------

                HOUSEHOLD PRODUCTS/WARES -- 0.1%
       952,000  Spectrum Brands, Inc. (b)...........................................     5.50%       07/15/30           843,081
                                                                                                                 --------------

                HOUSEWARES -- 0.1%
     1,270,000  Newell Brands, Inc..................................................     6.63%       09/15/29         1,260,081
                                                                                                                 --------------

                INSURANCE -- 0.8%
       437,000  Acrisure LLC / Acrisure Finance, Inc. (b)...........................     4.25%       02/15/29           356,157
       700,000  Acrisure LLC / Acrisure Finance, Inc. (b)...........................     6.00%       08/01/29           570,876
     1,250,000  Alliant Holdings Intermediate LLC / Alliant Holdings
                   Co-Issuer (b)....................................................     6.75%       10/15/27         1,137,100
     1,060,000  Aon Corp. / Aon Global Holdings PLC.................................     3.90%       02/28/52           816,988
       800,000  AssuredPartners, Inc. (b)...........................................     5.63%       01/15/29           678,738
     1,115,000  Athene Global Funding (b)...........................................     3.21%       03/08/27           997,927
     1,560,000  Athene Global Funding (b)...........................................     1.99%       08/19/28         1,275,829


Page 52                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                INSURANCE (CONTINUED)
$      675,000  Athene Global Funding (b)...........................................     2.72%       01/07/29    $      568,024
       760,000  Berkshire Hathaway Finance Corp.....................................     3.85%       03/15/52           614,531
       810,000  Brown & Brown, Inc..................................................     4.95%       03/17/52           683,129
       250,000  Farmers Exchange Capital III (b) (g)................................     5.45%       10/15/54           229,397
       775,000  Farmers Insurance Exchange (b)......................................     8.63%       05/01/24           789,121
       465,000  Farmers Insurance Exchange (b) (g)..................................     4.75%       11/01/57           365,104
       750,000  MassMutual Global Funding II (b)....................................     3.40%       03/08/26           712,996
     1,360,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)........     7.06%       12/15/24         1,360,069
        50,000  Teachers Insurance & Annuity Association of America (b).............     4.27%       05/15/47            42,892
       220,000  Teachers Insurance & Annuity Association of America (b).............     3.30%       05/15/50           157,821
     1,260,000  Teachers Insurance & Annuity Association of America (b) (g).........     4.38%       09/15/54         1,211,340
                                                                                                                 --------------
                                                                                                                     12,568,039
                                                                                                                 --------------

                INTERNET -- 0.3%
       600,000  Cogent Communications Group, Inc. (b)...............................     7.00%       06/15/27           581,040
     1,250,000  Gen Digital, Inc. (b)...............................................     6.75%       09/30/27         1,230,022
       860,000  Meta Platforms, Inc.................................................     4.45%       08/15/52           713,735
     1,775,000  Netflix, Inc........................................................     5.88%       02/15/25         1,788,712
                                                                                                                 --------------
                                                                                                                      4,313,509
                                                                                                                 --------------

                LODGING -- 0.1%
       569,000  Boyd Gaming Corp. (b)...............................................     4.75%       06/15/31           502,938
     1,626,000  Hilton Domestic Operating Co., Inc. (b).............................     3.63%       02/15/32         1,336,393
                                                                                                                 --------------
                                                                                                                      1,839,331
                                                                                                                 --------------

                MACHINERY-DIVERSIFIED -- 0.1%
     2,900,000  OT Merger Corp. (b).................................................     7.88%       10/15/29         1,744,205
                                                                                                                 --------------

                MEDIA -- 1.0%
     2,729,000  Cable One, Inc. (b).................................................     4.00%       11/15/30         2,130,339
       295,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     2.30%       02/01/32           217,252
       370,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       05/01/47           295,169
       325,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48           271,794
       542,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.13%       07/01/49           417,483
     1,000,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.80%       03/01/50           731,942
       690,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.25%       04/01/53           540,170
       173,000  Cox Communications, Inc. (b)........................................     3.15%       08/15/24           166,746
       680,000  Cox Communications, Inc. (b)........................................     2.60%       06/15/31           549,646
       900,000  Cox Enterprises, Inc. (b)...........................................     7.38%       07/15/27           943,384
       700,000  CSC Holdings LLC (b)................................................     5.38%       02/01/28           584,500
       700,000  CSC Holdings LLC (b)................................................     7.50%       04/01/28           469,438
     2,190,000  CSC Holdings LLC (b)................................................     6.50%       02/01/29         1,858,817
     1,772,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (b)...........     5.38%       08/15/26           201,034
     1,032,000  Directv Financing LLC / Directv Financing Co-Obligor, Inc. (b)......     5.88%       08/15/27           923,830
     1,205,000  Gray Escrow II, Inc. (b)............................................     5.38%       11/15/31           896,101
       816,000  Scripps Escrow II, Inc. (b).........................................     5.38%       01/15/31           578,597


                        See Notes to Financial Statements                Page 53


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA (CONTINUED)
$      750,000  Scripps Escrow, Inc. (b)............................................     5.88%       07/15/27    $      601,355
       630,000  Time Warner Cable LLC...............................................     5.88%       11/15/40           557,034
     1,885,000  Time Warner Cable LLC...............................................     5.50%       09/01/41         1,588,925
       390,000  Walt Disney (The) Co................................................     4.00%       10/01/23           386,980
                                                                                                                 --------------
                                                                                                                     14,910,536
                                                                                                                 --------------

                OIL & GAS -- 0.1%
     1,118,000  Occidental Petroleum Corp...........................................      (j)        10/10/36           565,781
       800,000  Sunoco L.P. / Sunoco Finance Corp...................................     4.50%       05/15/29           702,891
                                                                                                                 --------------
                                                                                                                      1,268,672
                                                                                                                 --------------

                OIL & GAS SERVICES -- 0.2%
     1,975,000  Archrock Partners L.P. / Archrock Partners Finance Corp. (b)........     6.25%       04/01/28         1,876,774
     1,190,000  USA Compression Partners L.P. / USA Compression Finance
                   Corp.............................................................     6.88%       04/01/26         1,141,763
                                                                                                                 --------------
                                                                                                                      3,018,537
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.2%
        58,000  Ball Corp...........................................................     4.00%       11/15/23            57,266
     1,830,000  Berry Global, Inc. (b)..............................................     4.88%       07/15/26         1,754,073
       295,000  Berry Global, Inc...................................................     1.65%       01/15/27           253,355
       755,000  Clearwater Paper Corp. (b)..........................................     4.75%       08/15/28           662,720
       728,000  Graphic Packaging International LLC.................................     4.13%       08/15/24           712,421
        60,000  Sealed Air Corp. (b)................................................     5.50%       09/15/25            59,100
                                                                                                                 --------------
                                                                                                                      3,498,935
                                                                                                                 --------------

                PHARMACEUTICALS -- 0.9%
       725,000  180 Medical, Inc. (b)...............................................     3.88%       10/15/29           631,950
       200,000  AbbVie, Inc.........................................................     4.45%       05/14/46           171,553
       810,000  Bayer US Finance II LLC (b).........................................     2.85%       04/15/25           763,484
       180,000  Bayer US Finance II LLC (b).........................................     4.25%       12/15/25           174,172
       880,000  Bayer US Finance II LLC (b).........................................     4.38%       12/15/28           827,858
       265,000  Bayer US Finance II LLC (b).........................................     4.63%       06/25/38           231,142
     1,960,000  Bayer US Finance II LLC (b).........................................     4.40%       07/15/44         1,569,735
       400,000  Bayer US Finance II LLC (b).........................................     4.88%       06/25/48           347,569
     1,495,000  Becton Dickinson and Co.............................................     2.82%       05/20/30         1,279,985
       330,000  Cigna Corp..........................................................     4.38%       10/15/28           317,072
       400,000  Cigna Corp..........................................................     4.90%       12/15/48           360,381
     2,280,000  CVS Health Corp.....................................................     5.05%       03/25/48         2,048,068
     2,005,000  Option Care Health, Inc. (b)........................................     4.38%       10/31/29         1,720,360
     1,431,000  Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (b).............     5.13%       04/30/31         1,216,286
       550,000  Prestige Brands, Inc. (b)...........................................     5.13%       01/15/28           517,063
     1,721,000  Prestige Brands, Inc. (b)...........................................     3.75%       04/01/31         1,400,076
                                                                                                                 --------------
                                                                                                                     13,576,754
                                                                                                                 --------------

                PIPELINES -- 0.8%
     1,535,000  Energy Transfer L.P.................................................     5.40%       10/01/47         1,322,114
     3,380,000  Energy Transfer L.P.................................................     5.00%       05/15/50         2,775,044
       594,000  Energy Transfer L.P., Series B (g)..................................     6.63%         (h)              486,901
       765,000  Global Partners L.P. / GLP Finance Corp.............................     6.88%       01/15/29           708,344
       250,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45           226,475
       607,000  NGL Energy Operating LLC / NGL Energy Finance Corp. (b).............     7.50%       02/01/26           580,248
       845,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           733,566


Page 54                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PIPELINES (CONTINUED)
$      350,000  Rockies Express Pipeline LLC (b)....................................     4.95%       07/15/29    $      304,780
       100,000  Rockies Express Pipeline LLC (b)....................................     6.88%       04/15/40            82,009
       705,000  Sabine Pass Liquefaction LLC........................................     4.50%       05/15/30           660,776
     1,274,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26         1,085,806
     2,605,000  Venture Global Calcasieu Pass LLC (b)...............................     4.13%       08/15/31         2,243,231
                                                                                                                 --------------
                                                                                                                     11,209,294
                                                                                                                 --------------

                REAL ESTATE INVESTMENT TRUSTS -- 1.9%
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25            71,962
     1,310,000  American Assets Trust L.P...........................................     3.38%       02/01/31         1,037,687
     1,070,000  American Homes 4 Rent L.P...........................................     3.63%       04/15/32           905,085
     1,165,000  American Homes 4 Rent L.P...........................................     4.30%       04/15/52           896,065
     2,230,000  American Tower Corp. (i)............................................     5.65%       03/15/33         2,219,831
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26           225,849
       200,000  Boston Properties L.P...............................................     3.40%       06/21/29           171,899
       500,000  CubeSmart L.P.......................................................     4.38%       02/15/29           464,665
     1,240,000  CubeSmart L.P.......................................................     2.50%       02/15/32           969,915
       281,000  Extra Space Storage L.P.............................................     3.90%       04/01/29           255,122
       975,000  Extra Space Storage L.P.............................................     2.55%       06/01/31           776,491
     1,450,000  Extra Space Storage L.P.............................................     2.35%       03/15/32         1,111,940
     2,500,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26         2,440,488
       175,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.75%       06/01/28           171,303
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29           175,164
     1,485,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30         1,301,891
       490,000  Healthcare Realty Holdings L.P......................................     3.63%       01/15/28           441,409
       595,000  Healthcare Realty Holdings L.P......................................     3.10%       02/15/30           507,641
     1,597,000  Healthcare Realty Holdings L.P......................................     2.40%       03/15/30         1,242,064
       755,000  Healthcare Realty Holdings L.P......................................     2.00%       03/15/31           577,091
       125,000  Healthcare Realty Holdings L.P......................................     2.05%       03/15/31            92,823
       500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27           432,652
       560,000  Hudson Pacific Properties L.P.......................................     5.95%       02/15/28           521,112
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           148,872
       405,000  Hudson Pacific Properties L.P.......................................     3.25%       01/15/30           305,605
       310,000  Invitation Homes Operating Partnership L.P..........................     2.30%       11/15/28           256,622
     1,210,000  Invitation Homes Operating Partnership L.P..........................     2.00%       08/15/31           908,837
     1,385,000  Invitation Homes Operating Partnership L.P..........................     2.70%       01/15/34         1,037,398
     1,807,000  Iron Mountain, Inc. (b).............................................     5.63%       07/15/32         1,565,458
       173,000  Kilroy Realty L.P...................................................     4.25%       08/15/29           150,344
       400,000  Kilroy Realty L.P...................................................     2.50%       11/15/32           283,229
     1,869,000  Life Storage L.P....................................................     2.40%       10/15/31         1,480,969
       505,000  LXP Industrial Trust................................................     2.70%       09/15/30           404,693
       830,000  Physicians Realty L.P...............................................     2.63%       11/01/31           663,656
       250,000  Ventas Realty L.P...................................................     2.65%       01/15/25           236,336
     2,037,000  VICI Properties L.P.................................................     5.13%       05/15/32         1,891,864
        38,000  VICI Properties L.P.................................................     5.63%       05/15/52            33,701
       399,000  VICI Properties L.P. / VICI Note Co., Inc. (b)......................     4.63%       06/15/25           383,271
       290,000  VICI Properties L.P. / VICI Note Co., Inc. (b)......................     4.50%       09/01/26           270,839
       690,000  VICI Properties L.P. / VICI Note Co., Inc. (b)......................     3.75%       02/15/27           625,452
       270,000  VICI Properties L.P. / VICI Note Co., Inc. (b)......................     4.50%       01/15/28           248,463
       487,000  VICI Properties L.P. / VICI Note Co., Inc. (b)......................     3.88%       02/15/29           423,905


                        See Notes to Financial Statements                Page 55


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      256,000  VICI Properties L.P. / VICI Note Co., Inc. (b)......................     4.13%       08/15/30    $      221,359
                                                                                                                 --------------
                                                                                                                     28,551,022
                                                                                                                 --------------

                RETAIL -- 0.4%
     1,260,000  Bloomin' Brands, Inc. / OSI Restaurant Partners LLC (b).............     5.13%       04/15/29         1,122,534
     1,817,000  Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
                   Inc. (b).........................................................     6.75%       01/15/30         1,508,128
       788,000  FirstCash, Inc. (b).................................................     5.63%       01/01/30           698,148
     2,170,000  Michaels (The) Cos., Inc. (b).......................................     7.88%       05/01/29         1,635,518
     1,400,000  Papa John's International, Inc. (b).................................     3.88%       09/15/29         1,170,659
                                                                                                                 --------------
                                                                                                                      6,134,987
                                                                                                                 --------------

                SEMICONDUCTORS -- 0.1%
        75,000  Broadcom, Inc.......................................................     3.63%       10/15/24            72,815
       316,000  Broadcom, Inc. (b)..................................................     2.60%       02/15/33           239,030
       660,000  Broadcom, Inc. (b)..................................................     3.42%       04/15/33           531,734
       415,000  Intel Corp..........................................................     3.73%       12/08/47           307,186
                                                                                                                 --------------
                                                                                                                      1,150,765
                                                                                                                 --------------

                SOFTWARE -- 0.5%
       225,000  Central Parent, Inc. / CDK Global, Inc. (b).........................     7.25%       06/15/29           220,221
     1,000,000  Fiserv, Inc. (i)....................................................     5.60%       03/02/33           999,348
       960,000  Oracle Corp.........................................................     2.88%       03/25/31           796,262
     1,755,000  Oracle Corp.........................................................     3.80%       11/15/37         1,391,520
     1,640,000  Oracle Corp.........................................................     4.00%       11/15/47         1,201,026
     1,080,000  Oracle Corp.........................................................     3.95%       03/25/51           776,618
     1,235,000  Oracle Corp.........................................................     6.90%       11/09/52         1,335,053
     1,495,000  Oracle Corp.........................................................     5.55%       02/06/53         1,370,989
                                                                                                                 --------------
                                                                                                                      8,091,037
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 1.4%
       445,000  AT&T, Inc...........................................................     2.55%       12/01/33           340,922
     2,150,000  AT&T, Inc...........................................................     4.50%       05/15/35         1,935,655
       200,000  AT&T, Inc...........................................................     5.25%       03/01/37           192,653
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39           533,980
       750,000  AT&T, Inc...........................................................     4.30%       12/15/42           624,758
        55,000  AT&T, Inc...........................................................     4.75%       05/15/46            47,359
     1,770,000  AT&T, Inc...........................................................     3.80%       12/01/57         1,244,270
       162,000  CommScope, Inc. (b).................................................     6.00%       03/01/26           156,248
     1,750,000  CommScope, Inc. (b).................................................     4.75%       09/01/29         1,428,052
     1,706,000  Frontier Communications Holdings LLC (b)............................     5.00%       05/01/28         1,498,738
       592,000  Level 3 Financing, Inc. (b).........................................     4.63%       09/15/27           443,065
     1,400,000  Level 3 Financing, Inc. (b).........................................     4.25%       07/01/28           957,488
     1,515,000  Level 3 Financing, Inc. (b).........................................     3.63%       01/15/29           974,016
       300,000  Level 3 Financing, Inc. (b).........................................     3.75%       07/15/29           189,000
       400,000  Lumen Technologies Inc (b)..........................................     4.00%       02/15/27           307,580
       342,000  Qwest Corp..........................................................     7.25%       09/15/25           337,691
       335,000  SES GLOBAL Americas Holdings, Inc. (b)..............................     5.30%       03/25/44           252,780
     2,722,500  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     4.74%       03/20/25         2,691,852
       280,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     5.15%       03/20/28           276,995


Page 56                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$    1,075,000  T-Mobile USA, Inc...................................................     2.25%       02/15/26    $      978,851
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28            71,722
     1,000,000  T-Mobile USA, Inc...................................................     2.63%       02/15/29           851,613
     1,445,000  T-Mobile USA, Inc...................................................     3.88%       04/15/30         1,310,906
       700,000  T-Mobile USA, Inc...................................................     2.55%       02/15/31           571,637
     2,000,000  T-Mobile USA, Inc...................................................     3.50%       04/15/31         1,733,174
     1,660,000  Zayo Group Holdings, Inc. (b).......................................     4.00%       03/01/27         1,275,087
                                                                                                                 --------------
                                                                                                                     21,226,092
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................     312,359,226
                (Cost $341,201,275)                                                                              --------------

ASSET-BACKED SECURITIES -- 20.0%

                321 Henderson Receivables LLC
       253,057     Series 2013-2A, Class A (b)......................................     4.21%       03/15/62           231,531
                ABFC Trust
        67,419     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (b) (d)...........     4.92%       05/25/37            61,987
       956,203     Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (d).............     5.87%       06/25/37           673,890
                ACE Securities Corp. Home Equity Loan Trust
     3,344,217     Series 2006-ASP6, Class A2C, 1 Mo. LIBOR + 0.32% (d).............     4.94%       12/25/36         1,212,591
       804,628     Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (d)..............     4.92%       06/25/36           589,688
     2,083,756     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.30% (d)...............     4.92%       01/25/37         1,135,683
     2,911,806     Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (d)...............     4.83%       02/25/37         1,290,863
                AFN ABSPROP001 LLC
     3,661,583     Series 2019-1A, Class A1 (b).....................................     3.78%       05/20/49         3,436,207
                AGL CLO Ltd.
     3,600,000     Series 2021-12A, Class A1, 3 Mo. LIBOR + 1.16% (b) (d)...........     5.97%       07/20/34         3,550,202
                AIG CLO Ltd.
     1,600,000     Series 2018-1A, Class BR, 3 Mo. LIBOR + 1.70% (b) (d)............     6.51%       04/20/32         1,568,019
                Aimco CLO Ltd.
     2,600,000     Series 2015-AA, Class BR2, 3 Mo. LIBOR + 1.60% (b) (d)...........     6.39%       10/17/34         2,556,776
     2,100,000     Series 2020-11A, Class AR, 3 Mo. LIBOR + 1.13% (b) (d)...........     5.92%       10/17/34         2,061,674
                Allegro CLO VI Ltd.
     4,000,000     Series 2017-2A, Class B, 3 Mo. LIBOR + 1.50% (b) (d).............     6.29%       01/17/31         3,903,867
                Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through
                 Certificates
       313,074     Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (d)...............     3.47%       09/25/32           305,216
                AMMC CLO Ltd.
     2,500,000     Series 2021-24A, Class B, 3 Mo. LIBOR + 1.75% (b) (d)............     6.56%       01/20/35         2,427,089
                Apidos CLO XXXVII
     1,625,000     Series 2021-37A, Class B, 3 Mo. LIBOR + 1.60% (b) (d)............     6.42%       10/22/34         1,590,170
                Arbor Realty Commercial Real Estate Notes Ltd.
     1,831,000     Series 2021-FL1, Class C, 1 Mo. LIBOR + 2.00% (b) (d)............     6.57%       12/15/35         1,744,259
     2,000,000     Series 2021-FL1, Class E, 1 Mo. LIBOR + 3.40% (b) (d)............     7.97%       12/15/35         1,876,550
                Ares LXII CLO Ltd.
     2,000,000     Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (b) (d)............     6.47%       01/25/34         1,943,073
                Argent Securities Trust
     1,262,470     Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (d)...............     5.00%       03/25/36           676,667
                Argent Securities, Inc., Asset-Backed Pass-Through Certificates
       115,744     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (d)................     5.28%       11/25/35           111,461
     2,200,000     Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (d)................     5.31%       11/25/35         1,879,290


                        See Notes to Financial Statements                Page 57


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                BCMSC Trust
$    2,369,065     Series 2000-A, Class A5..........................................     8.32%       06/15/30    $      364,763
                BlueMountain CLO XXXI Ltd
     2,500,000     Series 2021-31A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)............     6.50%       04/19/34         2,417,682
                BNC Mortgage Loan Trust
     1,047,752     Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (d).................     4.94%       11/25/36         1,015,032
                CAL Funding IV Ltd.
     2,204,174     Series 2020-1A, Class A (b)......................................     2.22%       09/25/45         1,936,675
                Carvana Auto Receivables Trust
         5,450     Series 2020-P1, Class R (b)......................................      (j)        09/08/27           795,520
         3,700     Series 2021-N2, Class R (b)......................................      (j)        03/10/28           722,765
         2,500     Series 2021-P2, Class R (b)......................................      (j)        05/10/28           733,327
         2,800     Series 2021-P4, Class R (b)......................................      (j)        09/11/28         1,180,100
        19,300     Series 2022-N1, Class R (b)......................................      (j)        12/11/28         3,718,249
        17,100     Series 2022-P2, Class R (b)......................................      (j)        05/10/29         3,144,153
                C-BASS TRUST
     2,670,843     Series 2007-CB1, Class AF2, steps up to 6.22% after Redemption
                      Date (c)......................................................     3.11%       01/25/37           868,687
     2,645,563     Series 2007-CB1, Class AF3, steps up to 6.24% after Redemption
                      Date (c)......................................................     3.11%       01/25/37           860,432
                Cedar Funding XIV CLO Ltd.
     1,850,000     Series 2021-14A, Class A, 3 Mo. LIBOR + 1.10% (b) (d)............     5.89%       07/15/33         1,833,372
                CF Hippolyta Issuer LLC
     3,670,494     Series 2020-1, Class A1 (b)......................................     1.69%       07/15/60         3,289,949
                Chase Auto Owner Trust
        10,000     Series 2022-AA, Class R1 (b).....................................      (j)        06/25/30         1,787,558
                CIM Trust
     8,102,769     Series 2023-NR1, Class A1, steps up to 9.00% on
                      01/01/26 (b) (c) (f)..........................................     6.00%       06/25/62         7,740,575
                CIT Education Loan Trust
     2,694,299     Series 2005-1, Class A4, 3 Mo. LIBOR + 0.16% (d).................     4.93%       12/15/33         2,614,604
                Citigroup Mortgage Loan Trust
     2,728,517     Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.20% (d)..............     4.82%       12/25/36         1,815,690
       259,860     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.39% (d)..............     5.01%       06/25/37           256,528
                CMFT Net Lease Master Issuer LLC
     2,841,558     Series 2021-1, Class A1 (b)......................................     2.09%       07/20/51         2,398,014
                Cologix Data Centers US Issuer LLC
     1,960,000     Series 2021-1A, Class A2 (b).....................................     3.30%       12/26/51         1,732,656
                Conseco Finance Corp.
     1,701,620     Series 1999-3, Class A8..........................................     7.06%       02/01/31         1,529,591
                CoreVest American Finance Trust
       933,655     Series 2020-1, Class XA, IO (a) (b)..............................     2.60%       03/15/50            59,385
     1,640,000     Series 2020-4, Class B (b).......................................     1.71%       12/15/52         1,446,693
                Credit-Based Asset Servicing & Securitization LLC
       748,003     Series 2006-MH1, Class B1 (b)....................................     6.75%       10/25/36           710,710
                CWABS Asset-Backed Certificates Trust
     1,950,000     Series 2005-17, Class MV2, 1 Mo. LIBOR + 0.72% (d)...............     5.34%       05/25/36         1,864,320
     9,467,000     Series 2007-12, Class 2A4, 1 Mo. LIBOR + 1.35% (d)...............     5.97%       08/25/47         8,723,675
                DataBank Issuer
     2,245,000     Series 2021-1A, Class A2 (b).....................................     2.06%       02/27/51         1,996,464


Page 58                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Dryden CLO Ltd.
$    1,600,000     Series 2018-58A, Class C, 3 Mo. LIBOR + 1.80% (b) (d)............     6.59%       07/17/31    $    1,528,875
       625,000     Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)...........     6.51%       05/15/32           609,350
                Eaton Vance CLO Ltd.
     1,800,000     Series 2019-1A, Class AR, 3 Mo. LIBOR + 1.10% (b) (d)............     5.89%       04/15/31         1,776,616
     1,750,000     Series 2020-1A, Class AR, 3 Mo. LIBOR + 1.17% (b) (d)............     5.96%       10/15/34         1,729,254
                ECMC Group Student Loan Trust
     1,614,052     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d).............     5.67%       05/25/67         1,544,157
     1,314,406     Series 2021-1A, Class A1B, 1 Mo. LIBOR + 0.57% (b) (d)...........     5.19%       11/25/70         1,261,148
                Elmwood CLO VI Ltd.
     2,600,000     Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)............     6.46%       10/20/34         2,523,084
                Exeter Automobile Receivables Trust
     1,400,000     Series 2022-6A, Class D..........................................     8.03%       04/06/29         1,447,457
                FirstKey Homes Trust
     4,760,000     Series 2020-SFR1, Class B (b)....................................     1.74%       08/17/37         4,306,949
     2,420,000     Series 2020-SFR2, Class F1 (b)...................................     3.02%       10/19/37         2,173,106
                Flatiron CLO Ltd.
     1,000,000     Series 2021-1A, Class B, 3 Mo. LIBOR + 1.60% (b) (d).............     6.40%       07/19/34           968,606
                Fremont Home Loan Trust
        26,128     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (d)................     5.30%       11/25/35            25,513
                GCI Funding I LLC
     2,613,181     Series 2021-1, Class A (b).......................................     2.38%       06/18/46         2,242,140
                Goldentree Loan Management US CLO Ltd.
     1,200,000     Series 2019-4A, Class AR, 3 Mo. LIBOR + 1.11% (b) (d)............     5.93%       04/24/31         1,187,999
                Golub Capital Partners CLO L.P.
     1,575,000     Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (b) (d)............     6.34%       08/05/33         1,542,801
                GoodLeap Sustainable Home Solutions Trust
     4,700,000     Series 2023-1GS, Class A (b).....................................     5.52%       02/22/55         4,713,346
                GSAA Home Equity Trust
     3,455,000     Series 2005-4, Class M2, 1 Mo. LIBOR + 1.05% (d).................     5.67%       03/25/35         3,282,455
       212,979     Series 2007-8, Class A3, 1 Mo. LIBOR + 0.90% (d).................     5.52%       08/25/37           205,844
                GSAMP Trust
       778,429     Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.52% (d)..............     5.14%       06/25/36           748,117
     1,571,424     Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (d)...............     4.76%       01/25/37           938,660
                HPS Loan Management Ltd.
     1,225,000     Series 10A-16, Class A1RR, 3 Mo. LIBOR + 1.14% (b) (d)...........     5.95%       04/20/34         1,204,175
     3,244,911     Series 2021-16A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)............     6.52%       01/23/35         3,153,317
                HSI Asset Securitization Corp Trust
     5,544,925     Series 2007-OPT1, Class 1A, 1 Mo. LIBOR + 0.14% (d)..............     4.76%       12/25/36         4,707,498
                Invitation Homes Trust
     1,115,588     Series 2018-SFR4, Class A, 1 Mo. LIBOR + 1.10% (b) (d)...........     5.70%       01/17/38         1,114,917
                JGWPT XXV LLC
     2,074,846     Series 2012-1A, Class A (b)......................................     4.21%       02/16/65         1,916,192
                JP Morgan Mortgage Acquisition Trust
       649,784     Series 2006-CH2, Class AF6, steps up to 6.04% after Redemption
                      Date (c)......................................................     5.54%       10/25/36           406,114
       592,696     Series 2006-WF1, Class A5........................................     6.91%       07/25/36           179,932
       917,477     Series 2007-CH2, Class AF6, steps up to 6.05% after Redemption
                      Date (c)......................................................     4.44%       01/25/37           514,069
                LAD Auto Receivables Trust
     4,950,000     Series 2023-1A, Class D (b)......................................     7.30%       06/17/30         4,915,114


                        See Notes to Financial Statements                Page 59


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Lehman XS Trust
$    1,222,527     Series 2006-15, Class A4, 1 Mo. LIBOR + 0.34% (d)................     4.96%       10/25/36    $    1,102,463
     8,619,403     Series 2006-19, Class A3, 1 Mo. LIBOR + 0.50% (d)................     5.12%       12/25/36         7,765,912
     2,060,805     Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (d)................     5.14%       02/25/47         1,820,603
                Long Beach Mortgage Loan Trust
     2,240,576     Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.32% (d)................     4.94%       09/25/36           637,829
    13,284,292     Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.32% (d)...............     4.94%       11/25/36         4,145,233
                Magnetite XXI Ltd
     2,000,000     Series 2019-21A, Class BR, 3 Mo. LIBOR + 1.35% (b) (d)...........     6.16%       04/20/34         1,932,876
                Mastr Asset Backed Securities Trust
       117,404     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.32% (d)...............     4.94%       11/25/36            71,981
     1,617,328     Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (d)...............     4.84%       08/25/36           659,190
                Merrill Lynch First Franklin Mortgage Loan Trust
     1,699,697     Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (d).................     4.90%       04/25/37           789,259
     3,108,402     Series 2007-5, Class 1A, 1 Mo. LIBOR + 0.85% (d).................     5.47%       10/25/37         2,010,820
     6,803,379     Series 2007-5, Class 2A2, 1 Mo. LIBOR + 1.00% (d)................     5.62%       10/25/37         5,687,604
                Merrill Lynch Mortgage Investors Trust
     2,885,450     Series 2006-HE6, Class A2C, 1 Mo. LIBOR + 0.46% (d)..............     5.08%       11/25/37         1,048,720
                Morgan Stanley ABS Capital I, Inc. Trust
     1,836,869     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (d)..............     4.72%       10/25/36           832,656
     1,778,437     Series 2006-HE8, Class A2C, 1 Mo. LIBOR + 0.14% (d)..............     4.76%       10/25/36           806,542
     4,563,765     Series 2007-HE2, Class A2B, 1 Mo. LIBOR + 0.09% (d)..............     4.71%       01/25/37         2,281,645
     1,274,017     Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (d)..............     4.80%       02/25/37           434,918
     3,931,656     Series 2007-NC3, Class A2D, 1 Mo. LIBOR + 0.26% (d)..............     4.88%       05/25/37         2,802,710
                Navient Student Loan Trust
        20,503     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (d).................     5.13%       06/25/31            20,088
     2,278,201     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)............     6.12%       06/25/65         2,284,958
     4,024,325     Series 2018-2A, Class A3, 1 Mo. LIBOR + 0.75% (b) (d)............     5.37%       03/25/67         3,937,643
     2,500,000     Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (b) (d).............     6.17%       07/25/68         2,370,888
                Nelnet Student Loan Trust
     2,025,000     Series 2015-3A, Class B, 1 Mo. LIBOR + 1.50% (b) (d).............     6.12%       06/25/54         1,870,470
                Neuberger Berman Loan Advisers CLO Ltd.
     1,500,000     Series 2017-26A, Class D, 3 Mo. LIBOR + 2.65% (b) (d)............     7.44%       10/18/30         1,400,106
     1,300,000     Series 2021-43A, Class A, 3 Mo. LIBOR + 1.13% (b) (d)............     5.92%       07/17/35         1,284,082
                NovaStar Mortgage Funding Trust
       561,396     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (d)................     4.82%       09/25/37           544,179
                OCP CLO Ltd.
     1,500,000     Series 2021-21A, Class B, 3 Mo. LIBOR + 1.70% (b) (d)............     6.51%       07/20/34         1,456,430
                Octagon Investment Partners 46 Ltd.
     2,100,000     Series 2020-2A, Class AR, 3 Mo. LIBOR + 1.16% (b) (d)............     5.95%       07/15/36         2,068,500
                OHA Credit Funding Ltd.
     2,000,000     Series 2019-3A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)............     5.95%       07/02/35         1,973,000
     3,000,000     Series 2020-5A, Class B, 3 Mo. LIBOR + 1.60% (b) (d).............     6.39%       04/18/33         2,950,357
                Palmer Square CLO Ltd.
     3,100,000     Series 2020-3A, Class A1AR, 3 Mo. LIBOR + 1.08% (b) (d)..........     5.94%       11/15/31         3,074,188
                Park Place Securities Inc Asset-Backed Pass-Through Certificates
     3,200,000     Series 2005-WHQ4, Class M3, 1 Mo. LIBOR + 0.78% (d)..............     5.40%       09/25/35         2,717,803
                PRET LLC
     3,698,652     Series 2022-RN2, Class A1, steps up to 9.00% on 07/25/26 (b) (c).     5.00%       06/25/52         3,605,496
                Progress Residential Trust
     1,200,000     Series 2019-SFR3, Class F (b)....................................     3.87%       09/17/36         1,152,681
     5,135,000     Series 2021-SFR2, Class E2 (b)...................................     2.65%       04/19/38         4,438,211


Page 60                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Progress Residential Trust (Continued)
$    2,000,000     Series 2021-SFR6, Class G (b)....................................     4.00%       07/17/38    $    1,731,734
     8,100,000     Series 2021-SFR9, Class F (b)....................................     4.05%       11/17/40         6,752,069
     1,605,000     Series 2021-SFR11, Class B (b)...................................     2.73%       01/17/39         1,356,023
                Regatta XII Funding Ltd.
     3,000,000     Series 2019-1A, Class BR, 3 Mo. LIBOR + 1.60% (b) (d)............     6.39%       10/15/32         2,936,349
                Regatta XX Funding Ltd
     3,200,000     Series 2021-2A, Class A, 3 Mo. LIBOR + 1.16% (b) (d).............     5.95%       10/15/34         3,145,600
                Residential Asset Mortgage Products, Inc.
     1,400,000     Series 2006-NC2, Class M1, 1 Mo. LIBOR + 0.54% (d)...............     5.16%       02/25/36         1,322,316
     1,815,496     Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.33% (d)...............     5.11%       05/25/36         1,779,511
                Residential Asset Securities Corp.
        30,652     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (d)..............     5.25%       12/25/35            30,400
                Rockford Tower CLO Ltd.
     1,325,000     Series 2019-2A, Class BR, 3 Mo. LIBOR + 1.65% (b) (d)............     6.57%       08/20/32         1,289,134
     1,800,000     Series 2020-1A, Class B, 3 Mo. LIBOR + 1.80% (b) (d).............     6.61%       01/20/32         1,769,441
                Sabey Data Center Issuer LLC
     1,785,000     Series 2020-1, Class A2 (b)......................................     3.81%       04/20/45         1,682,650
                Saxon Asset Securities Trust
     1,126,082     Series 2006-1, Class M1, 1 Mo. LIBOR + 0.47% (d).................     5.08%       03/25/36         1,075,472
                Securitized Asset Backed Receivables LLC Trust
     2,312,086     Series 2006-CB5, Class A3, 1 Mo. LIBOR + 0.28% (d)...............     4.90%       06/25/36         1,483,941
                Skyline Aircraft Finance LLC
       621,773     Series 2020-1, Class A (f) (k)...................................     3.23%       05/10/38           546,974
                SLC Student Loan Trust
       830,468     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (d)................     6.37%       12/15/32           831,905
                SLM Student Loan EDC Repackaging Trust
         1,000     Series 2013-M1, Class M1R (b)....................................      (j)        10/28/29           496,391
                SLM Student Loan Trust
     2,030,332     Series 2006-2, Class B, 3 Mo. LIBOR + 0.22% (d)..................     5.04%       01/25/41         1,874,706
         6,525     Series 2006-2, Class R...........................................      (j)        01/25/41           698,484
     2,008,249     Series 2007-1, Class B, 3 Mo. LIBOR + 0.22% (d)..................     5.04%       01/27/42         1,859,963
         1,375     Series 2007-4, Class R...........................................      (j)        01/25/42           329,933
     1,481,512     Series 2007-7, Class A4, 3 Mo. LIBOR + 0.33% (d).................     5.15%       01/25/22         1,435,141
       905,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)..................     5.57%       10/27/70           784,734
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (d)..................     6.02%       01/25/83           238,264
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (d)..................     6.02%       04/26/83           270,100
       677,891     Series 2008-4, Class A4, 3 Mo. LIBOR + 1.65% (d).................     6.47%       07/25/22           675,390
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.70% (d)..................     6.67%       07/25/73           612,673
       340,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (d)..................     6.67%       07/26/83           319,613
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (d)..................     7.07%       10/25/75           212,825
     2,394,505     Series 2008-9, Class A, 3 Mo. LIBOR + 1.50% (d)..................     6.32%       04/25/23         2,388,142
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (d)..................     7.07%       10/25/83           772,501
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (d)..................     6.42%       09/25/43            94,271
                Soundview Home Loan Trust
     2,013,356     Series 2007-OPT1, Class 2A3, 1 Mo. LIBOR + 0.21% (d).............     4.83%       06/25/37         1,370,952
       195,379     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (d).............     4.87%       07/25/37           157,655
                Specialty Underwriting & Residential Finance Trust
     2,735,826     Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (d)..............     5.10%       09/25/37         1,931,262
                Structured Asset Securities Corp Mortgage Loan Trust
     4,812,094     Series 2005-2XS, Class M1, 1 Mo. LIBOR + 0.71% (d)...............     5.32%       02/25/35         4,596,254
       960,707     Series 2006-BC3, Class A3, 1 Mo. LIBOR + 0.32% (d)...............     4.94%       10/25/36           811,827


                        See Notes to Financial Statements                Page 61


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Structured Receivables Finance LLC
$       56,807     Series 2010-B, Class A (b).......................................     3.73%       08/15/36    $       54,533
                STWD Ltd.
     2,483,000     Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR +
                      1.51% (b) (d).................................................     6.08%       07/15/38         2,428,388
                TAL Advantage VII LLC
     2,675,306     Series 2020-1A, Class A (b)......................................     2.05%       09/20/45         2,348,599
                Textainer Marine Containers Ltd.
     1,584,000     Series 2021-3A, Class A (b)......................................     1.94%       08/20/46         1,315,816
                Textainer Marine Containers VII Ltd.
     1,937,645     Series 2020-2A, Class A (b)......................................     2.10%       09/20/45         1,707,654
                Trestles CLO V Ltd.
     1,900,000     Series 2021-5A, Class A1, 3 Mo. LIBOR + 1.17% (b) (d)............     5.98%       10/20/34         1,861,846
                Tricon American Homes Trust
     1,400,000     Series 2017-SFR2, Class E (b)....................................     4.22%       01/17/36         1,372,121
                Triton Container Finance VIII LLC
     3,042,798     Series 2021-1A, Class A (b)......................................     1.86%       03/20/46         2,574,539
                TRP LLC
     5,450,509     Series 2021-1, Class A (b).......................................     2.07%       06/19/51         4,672,705
                Wachovia Student Loan Trust
     1,156,684     Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (b) (d)..............     5.06%       04/25/40         1,070,171
                WaMu Asset-Backed Certificates WaMu Trust
     1,586,036     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (d)..............     4.87%       04/25/37           617,564
       659,746     Series 2007-HE3, Class 2A3, 1 Mo. LIBOR + 0.24% (d)..............     4.86%       05/25/37           547,642
     4,313,218     Series 2007-HE3, Class 2A4, 1 Mo. LIBOR + 0.29% (d)..............     4.91%       05/25/37         3,589,000
     2,074,255     Series 2007-HE3, Class 2A5, 1 Mo. LIBOR + 0.25% (d)..............     4.87%       05/25/37         1,722,713
                Washington Mutual Asset-Backed Certificates WMABS Trust
       404,550     Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (d)...............     3.84%       10/25/36           307,055
                Westlake Automobile Receivables Trust
     5,290,000     Series 2023-1A, Class D (b)......................................     6.79%       11/15/28         5,286,305
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     298,372,019
                (Cost $314,531,880)                                                                              --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 17.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                Federal National Mortgage Association
       909,847     Series 2011-116, Class SA, IO, 1 Mo. LIBOR (x) -1 + 6.00% (l)....     1.38%       11/25/41            56,272
       106,085     Series 2012-128, Class UA........................................     2.50%       06/25/42            92,517
       935,646     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33            50,002
                Government National Mortgage Association
       919,491     Series 2003-110, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (l).....     2.00%       10/20/33            12,618
       928,473     Series 2018-63, Class IO, IO.....................................     4.00%       09/20/47           149,753
                                                                                                                 --------------
                                                                                                                        361,162
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                Federal Home Loan Mortgage Corporation Multiclass Certificates
    10,817,505     Series 2021-P009, Class X, IO (a)................................     1.44%       01/25/31           560,238
                Federal Home Loan Mortgage Corporation Multifamily PC REMIC
                 Trust
     4,095,000     Series 2019-P002, Class X, IO (e)................................     1.14%       07/25/33           315,407


Page 62                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation Multifamily Structured
                 Pass-Through Certificates
$   59,617,032     Series 2013-K031, Class X1, IO (a)...............................     0.16%       04/25/23    $       13,104
    16,558,471     Series 2013-K035, Class X1, IO (a)...............................     0.31%       08/25/23            20,220
     4,000,000     Series 2013-K035, Class X3, IO (a)...............................     1.79%       12/25/41            31,254
     2,500,000     Series 2014-K037, Class X3, IO (a)...............................     2.21%       01/25/42            45,110
    30,530,722     Series 2014-K039, Class X1, IO (a)...............................     0.69%       07/25/24           227,799
     2,145,000     Series 2014-K039, Class X3, IO (a)...............................     2.11%       08/25/42            75,602
   114,007,201     Series 2015-K043, Class X1, IO (a)...............................     0.51%       12/25/24           945,051
    11,062,726     Series 2015-K044, Class X1, IO (a)...............................     0.74%       01/25/25           132,895
    20,449,223     Series 2015-K048, Class X3, IO (a)...............................     1.49%       08/25/43           614,700
    15,615,461     Series 2015-K051, Class X1, IO (a)...............................     0.50%       09/25/25           170,244
     6,897,149     Series 2016-K056, Class X3, IO (a)...............................     2.12%       06/25/44           426,706
     1,900,000     Series 2016-K060, Class X3, IO (a)...............................     1.90%       12/25/44           114,375
    26,082,170     Series 2016-K723, Class X3, IO (a)...............................     1.91%       10/25/34           285,511
        84,379     Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (d)...............     5.05%       10/25/23            84,348
     3,600,334     Series 2016-KS06, Class X, IO (a)................................     1.05%       08/25/26            86,988
     4,797,842     Series 2016-KS07, Class X, IO (a)................................     0.62%       09/25/25            69,164
     8,432,678     Series 2017-K726, Class X1, IO (a)...............................     0.90%       04/25/24            67,786
     2,230,000     Series 2017-K728, Class X3, IO (a)...............................     1.96%       11/25/45            72,391
     1,351,023     Series 2019-KC04, Class X1, IO (a)...............................     1.25%       12/25/26            35,374
     6,942,147     Series 2019-KC05, Class X1, IO (a)...............................     1.21%       06/25/27           212,513
     4,838,134     Series 2019-KLU1, Class X3, IO (a)...............................     4.05%       01/25/31           556,288
    77,050,000     Series 2022-Q017, Class X, IO (e)................................     1.23%       04/25/30         1,081,494
                Federal National Mortgage Association
        27,182     Series 2016-M2, Class X3, IO (a).................................     2.04%       04/25/36                 5
     1,222,112     Series 2016-M4, Class X2, IO (a).................................     2.67%       01/25/39            18,518
       102,697     Series 2016-M11, Class X2, IO (a)................................     3.03%       07/25/39             2,097
       142,581     Series 2018-M10, Class A1 (a)....................................     3.36%       07/25/28           140,822
     6,100,000     Series 2019-M29, Class X4, IO....................................     0.70%       03/25/29           187,252
                FREMF Mortgage Trust
     2,282,949     Series 2019-KF64, Class B, 1 Mo. LIBOR + 2.30% (b) (d)...........     6.87%       06/25/26         2,228,576
                Government National Mortgage Association
             0     Series 2011-77, Class IO, IO (e).................................     4.28%       04/16/42                 0
       127,521     Series 2011-119, Class D.........................................     3.51%       04/16/45           124,227
       328,099     Series 2013-125, Class IO, IO (e)................................     0.20%       10/16/54             4,280
         1,704     Series 2013-162, Class C (e).....................................     3.00%       01/16/44             1,699
       705,981     Series 2014-52, Class D (e)......................................     3.63%       05/16/46           687,048
       721,595     Series 2014-125, Class IO, IO (e)................................     0.91%       11/16/54            18,070
                                                                                                                 --------------
                                                                                                                      9,657,156
                                                                                                                 --------------

                PASS-THROUGH SECURITIES -- 16.7%
                Federal Home Loan Mortgage Corporation
       556,533     Pool WN0006......................................................     3.42%       07/01/30           520,057
                Federal National Mortgage Association
       456,553     Pool AM2974......................................................     4.10%       04/01/43           426,812
     1,483,613     Pool AM9897......................................................     3.50%       09/01/35         1,363,379
     5,900,000     Pool TBA (m).....................................................     2.00%       03/15/53         4,807,463
     6,525,000     Pool TBA (m).....................................................     2.50%       03/15/53         5,529,683
    33,700,000     Pool TBA (m).....................................................     3.00%       03/15/53        29,654,026
     5,550,000     Pool TBA (m).....................................................     4.00%       03/15/53         5,210,930


                        See Notes to Financial Statements                Page 63


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$   30,300,000     Pool TBA (m).....................................................     4.50%       03/15/53    $   29,201,625
    59,500,000     Pool TBA (m).....................................................     5.00%       03/15/53        58,505,234
    63,450,000     Pool TBA (m).....................................................     2.00%       04/15/53        51,769,995
    63,625,000     Pool TBA (m).....................................................     2.50%       04/15/53        53,989,291
                Government National Mortgage Association
     7,750,000     Pool TBA.........................................................     4.50%       03/15/53         7,516,592
                                                                                                                 --------------
                                                                                                                    248,495,087
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     258,513,405
                (Cost $264,976,218)                                                                              --------------



  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 5.8%

                AGRICULTURE -- 0.1%
     1,200,000  Imperial Brands Finance PLC (USD) (b)...............................     6.13%       07/27/27         1,210,608
                                                                                                                 --------------

                BANKS -- 2.4%
     1,025,000  ABN AMRO Bank N.V. (USD) (b) (g)....................................     2.47%       12/13/29           855,044
     2,160,000  Credit Suisse Group AG (USD) (b) (g)................................     1.31%       02/02/27         1,746,013
     5,550,000  Credit Suisse Group AG (USD) (b) (g)................................     3.09%       05/14/32         3,908,305
     4,700,000  Credit Suisse Group AG (USD) (b) (g)................................     6.54%       08/12/33         4,224,073
     3,865,000  Credit Suisse Group AG (USD) (b) (g)................................     9.02%       11/15/33         4,062,228
       955,000  DNB Bank ASA (USD) (b) (g)..........................................     0.86%       09/30/25           882,349
       505,000  HSBC Holdings PLC (USD) (g).........................................     1.59%       05/24/27           442,096
     3,180,000  HSBC Holdings PLC (USD) (g).........................................     4.76%       06/09/28         3,056,628
     2,660,000  HSBC Holdings PLC (USD) (g).........................................     2.01%       09/22/28         2,253,877
     1,440,000  HSBC Holdings PLC (USD) (g).........................................     2.21%       08/17/29         1,194,446
       565,000  HSBC Holdings PLC (USD) (g).........................................     2.36%       08/18/31           446,612
     1,797,000  HSBC Holdings PLC (USD) (g).........................................     2.80%       05/24/32         1,435,682
       200,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24           196,630
       365,000  Lloyds Banking Group PLC (USD) (g)..................................     4.72%       08/11/26           356,038
       760,000  Lloyds Banking Group PLC (USD) (g)..................................     3.57%       11/07/28           690,022
     1,575,000  Lloyds Banking Group PLC (USD) (g)..................................     4.98%       08/11/33         1,468,734
       565,000  Macquarie Group Ltd. (USD) (b) (g)..................................     1.34%       01/12/27           496,845
       785,000  Macquarie Group Ltd. (USD) (b) (g)..................................     2.69%       06/23/32           622,792
     1,070,000  Macquarie Group Ltd. (USD) (b) (g)..................................     2.87%       01/14/33           849,086
     1,575,000  NatWest Group PLC (USD) (g).........................................     4.27%       03/22/25         1,546,882
     1,420,000  Santander UK Group Holdings PLC (USD) (g)...........................     4.80%       11/15/24         1,406,064
       525,000  Santander UK Group Holdings PLC (USD) (g)...........................     1.09%       03/15/25           497,491
     2,390,000  Santander UK Group Holdings PLC (USD) (g)...........................     1.67%       06/14/27         2,087,864
       430,000  Santander UK Group Holdings PLC (USD) (g)...........................     2.47%       01/11/28           376,768
                                                                                                                 --------------
                                                                                                                     35,102,569
                                                                                                                 --------------

                BEVERAGES -- 0.2%
       505,000  Bacardi Ltd. (USD) (b)..............................................     2.75%       07/15/26           459,277
       670,000  Bacardi Ltd. (USD) (b)..............................................     4.70%       05/15/28           649,714
     1,000,000  Becle SAB de C.V. (USD) (b).........................................     2.50%       10/14/31           777,712


Page 64                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                BEVERAGES (CONTINUED)
     1,895,000  JDE Peet's N.V. (USD) (b)...........................................     2.25%       09/24/31    $    1,446,164
                                                                                                                 --------------
                                                                                                                      3,332,867
                                                                                                                 --------------

                BIOTECHNOLOGY -- 0.2%
     2,536,000  Grifols Escrow Issuer S.A. (USD) (b)................................     4.75%       10/15/28         2,170,562
                                                                                                                 --------------

                BUILDING MATERIALS -- 0.0%
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24            38,856
                                                                                                                 --------------

                CHEMICALS -- 0.2%
       700,000  Axalta Coating Systems LLC / Axalta Coating Systems Dutch
                   Holding B B.V. (USD) (b).........................................     4.75%       06/15/27           646,406
     1,675,000  EverArc Escrow Sarl (USD) (b).......................................     5.00%       10/30/29         1,334,523
       275,000  Herens Holdco Sarl (USD) (b)........................................     4.75%       05/15/28           223,827
                                                                                                                 --------------
                                                                                                                      2,204,756
                                                                                                                 --------------

                COMMERCIAL SERVICES -- 0.0%
       200,000  DP World Crescent Ltd. (USD) (b)....................................     4.85%       09/26/28           197,376
                                                                                                                 --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       115,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.88%       01/23/28           104,183
     1,650,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.00%       10/29/28         1,406,533
     2,720,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust
                   (USD)............................................................     3.30%       01/30/32         2,177,960
       100,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     3.95%       07/01/24            96,748
       325,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     2.88%       02/15/25           302,462
     4,645,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     2.53%       11/18/27         3,873,184
     1,250,000  ORIX Corp. (USD)....................................................     5.20%       09/13/32         1,242,536
        82,000  Park Aerospace Holdings Ltd. (USD) (b)..............................     5.50%       02/15/24            81,052
                                                                                                                 --------------
                                                                                                                      9,284,658
                                                                                                                 --------------

                ELECTRIC -- 0.1%
       500,000  Comision Federal de Electricidad (USD) (b)..........................     4.69%       05/15/29           449,077
       250,000  Mong Duong Finance Holdings B.V. (USD) (n)..........................     5.13%       05/07/29           214,081
                                                                                                                 --------------
                                                                                                                        663,158
                                                                                                                 --------------

                ENGINEERING & CONSTRUCTION -- 0.0%
       735,000  Heathrow Funding Ltd., Medium-Term Note (EUR) (n)...................     1.88%       03/14/34           583,309
                                                                                                                 --------------

                ENVIRONMENTAL CONTROL -- 0.1%
     1,400,000  GFL Environmental, Inc. (USD) (b)...................................     4.00%       08/01/28         1,219,617
                                                                                                                 --------------

                FOOD -- 0.2%
     1,700,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (b)........................................................     3.75%       12/01/31         1,364,250
       650,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (b)........................................................     5.75%       04/01/33           607,893
     1,285,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (b)........................................................     6.50%       12/01/52         1,222,652
                                                                                                                 --------------
                                                                                                                      3,194,795
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 65


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                INTERNET -- 0.0%
       200,000  Tencent Holdings Ltd. (USD) (b).....................................     3.68%       04/22/41    $      150,256
       200,000  Tencent Holdings Ltd. (USD) (b).....................................     3.84%       04/22/51           144,242
                                                                                                                 --------------
                                                                                                                        294,498
                                                                                                                 --------------

                INVESTMENT COMPANIES -- 0.1%
     1,140,000  Gaci First Investment Co. (USD) (n).................................     5.25%       10/13/32         1,142,326
                                                                                                                 --------------

                MACHINERY-DIVERSIFIED -- 0.0%
       222,000  Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD) (b)............     7.75%       04/15/26           202,334
                                                                                                                 --------------

                MEDIA -- 0.1%
     2,500,000  VZ Secured Financing B.V. (USD) (b).................................     5.00%       01/15/32         2,058,553
                                                                                                                 --------------

                MINING -- 0.0%
       200,000  Freeport Indonesia PT (USD) (b).....................................     4.76%       04/14/27           192,911
                                                                                                                 --------------

                OIL & GAS -- 0.5%
       570,000  Ecopetrol S.A. (USD)................................................     8.88%       01/13/33           559,176
     1,100,000  KazMunayGas National Co. JSC (USD) (n)..............................     5.38%       04/24/30           994,335
     1,000,000  KazMunayGas National Co. JSC (USD) (n)..............................     3.50%       04/14/33           750,364
     1,100,000  Pertamina Persero PT (USD) (b)......................................     3.10%       08/27/30           946,020
       449,000  Petroleos Mexicanos (USD)...........................................     5.95%       01/28/31           344,485
       105,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47            68,377
       170,000  Petroleos Mexicanos (USD)...........................................     6.35%       02/12/48           106,123
       110,000  Petroleos Mexicanos (USD)...........................................     6.95%       01/28/60            70,794
     2,150,000  Qatar Energy (USD) (n)..............................................     2.25%       07/12/31         1,770,719
       200,000  Saudi Arabian Oil Co. (USD) (b).....................................     2.25%       11/24/30           164,771
       307,938  Transocean Poseidon Ltd. (USD) (b)..................................     6.88%       02/01/27           299,378
       700,000  Transocean Titan Financing Ltd. (USD) (b)...........................     8.38%       02/01/28           715,120
                                                                                                                 --------------
                                                                                                                      6,789,662
                                                                                                                 --------------

                PACKAGING & CONTAINERS -- 0.1%
     2,000,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (b)........................................................     5.25%       08/15/27         1,645,310
                                                                                                                 --------------

                PHARMACEUTICALS -- 0.1%
     1,500,000  1375209 BC Ltd. (USD) (b)...........................................     9.00%       01/30/28         1,499,070
       365,000  Jazz Securities DAC (USD) (b).......................................     4.38%       01/15/29           323,600
                                                                                                                 --------------
                                                                                                                      1,822,670
                                                                                                                 --------------

                PIPELINES -- 0.2%
     2,681,514  Galaxy Pipeline Assets Bidco Ltd. (USD) (b).........................     2.16%       03/31/34         2,270,359
       400,000  KazTransGas JSC (USD) (n)...........................................     4.38%       09/26/27           361,541
                                                                                                                 --------------
                                                                                                                      2,631,900
                                                                                                                 --------------

                REAL ESTATE -- 0.0%
       605,000  China Aoyuan Group Ltd. (USD) (n)...................................     6.35%       02/08/24            61,762
       200,000  China SCE Group Holdings Ltd. (USD) (n).............................     7.00%       05/02/25            91,060
       400,000  Sunac China Holdings Ltd. (USD) (n).................................     6.50%       01/10/25           106,889
       200,000  Times China Holdings Ltd. (USD) (n).................................     6.75%       07/08/25            33,864
       300,000  Vonovia SE (EUR) (n)................................................     1.50%       06/14/41           185,661
       415,000  Zhenro Properties Group Ltd. (USD) (n)..............................     6.63%       01/07/26            36,097
                                                                                                                 --------------
                                                                                                                        515,333
                                                                                                                 --------------


Page 66                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       510,000  CapitaLand Ascendas REIT, Medium-Term Note (EUR) (n)................     0.75%       06/23/28    $      434,216
                                                                                                                 --------------

                RETAIL -- 0.0%
       150,000  Alimentation Couche-Tard, Inc. (USD) (b)............................     3.55%       07/26/27           139,181
                                                                                                                 --------------

                SAVINGS & LOANS -- 0.2%
       135,000  Nationwide Building Society (USD) (b) (g)...........................     3.77%       03/08/24           134,973
     1,165,000  Nationwide Building Society (USD) (b) (g)...........................     4.36%       08/01/24         1,156,320
     1,520,000  Nationwide Building Society (USD) (b) (g)...........................     2.97%       02/16/28         1,364,890
                                                                                                                 --------------
                                                                                                                      2,656,183
                                                                                                                 --------------

                SOFTWARE -- 0.1%
       625,000  Open Text Corp. (USD) (b)...........................................     6.90%       12/01/27           631,813
                                                                                                                 --------------

                TELECOMMUNICATIONS -- 0.3%
       200,000  C&W Senior Financing DAC (USD) (b)..................................     6.88%       09/15/27           181,394
     1,500,000  Global Switch Finance B.V., Medium-Term Note (EUR) (n)..............     1.38%       10/07/30         1,299,642
       600,000  Intelsat Jackson Holdings S.A. (USD) (o)............................     5.50%       08/01/23             5,220
       750,000  Intelsat Jackson Holdings S.A. (USD) (b) (o)........................     8.50%       10/15/24             5,700
       303,000  Intelsat Jackson Holdings S.A. (USD) (b) (o)........................     9.75%       07/15/25             2,636
     1,929,000  Intelsat Jackson Holdings S.A. (USD) (b) (o)........................     6.50%       03/15/30         1,683,039
       200,000  SES S.A. (USD) (b)..................................................     3.60%       04/04/23           199,839
     1,235,000  Vmed O2 UK Financing I PLC (USD) (b)................................     4.25%       01/31/31           992,011
       113,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49            98,073
       580,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50           455,971
                                                                                                                 --------------
                                                                                                                      4,923,525
                                                                                                                 --------------

                TRANSPORTATION -- 0.0%
       600,000  Transnet SOC Ltd. (USD) (b).........................................     8.25%       02/06/28           602,841
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      85,886,387
                (Cost $94,209,416)                                                                               --------------

FOREIGN SOVEREIGN BONDS AND NOTES -- 3.4%

                BRAZIL -- 0.2%
     1,200,000  Brazilian Government International Bond (USD).......................     4.63%       01/13/28         1,145,599
     1,850,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30         1,600,521
                                                                                                                 --------------
                                                                                                                      2,746,120
                                                                                                                 --------------

                CHILE -- 0.3%
     1,840,000  Chile Government International Bond (USD)...........................     2.45%       01/31/31         1,538,569
     2,852,000  Chile Government International Bond (USD)...........................     2.55%       01/27/32         2,345,204
       500,000  Chile Government International Bond (USD)...........................     2.55%       07/27/33           393,302
                                                                                                                 --------------
                                                                                                                      4,277,075
                                                                                                                 --------------

                COLOMBIA -- 0.2%
       478,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26           451,456
     3,050,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30         2,304,100
       200,000  Colombia Government International Bond (USD)........................     3.13%       04/15/31           145,563
       200,000  Colombia Government International Bond (USD)........................     8.00%       04/20/33           197,820
                                                                                                                 --------------
                                                                                                                      3,098,939
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 67


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                DOMINICAN REPUBLIC -- 0.2%
     3,150,000  Dominican Republic International Bond (USD) (b).....................     4.50%       01/30/30    $    2,716,687
       825,000  Dominican Republic International Bond (USD) (n).....................     4.88%       09/23/32           692,652
                                                                                                                 --------------
                                                                                                                      3,409,339
                                                                                                                 --------------

                EGYPT -- 0.0%
       400,000  Egypt Government International Bond (USD) (b).......................     5.25%       10/06/25           346,877
       200,000  Egypt Government International Bond (USD) (n).......................     5.25%       10/06/25           173,438
                                                                                                                 --------------
                                                                                                                        520,315
                                                                                                                 --------------

                GUATEMALA -- 0.1%
       700,000  Guatemala Government Bond (USD) (n).................................     4.90%       06/01/30           660,540
     1,717,000  Guatemala Government Bond (USD) (n).................................     3.70%       10/07/33         1,419,811
                                                                                                                 --------------
                                                                                                                      2,080,351
                                                                                                                 --------------

                HUNGARY -- 0.2%
       550,000  Hungary Government International Bond (USD) (b).....................     6.13%       05/22/28           559,502
     3,200,000  Hungary Government International Bond (USD) (b).....................     2.13%       09/22/31         2,464,368
                                                                                                                 --------------
                                                                                                                      3,023,870
                                                                                                                 --------------

                INDONESIA -- 0.4%
       800,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           707,727
     1,000,000  Indonesia Government International Bond (USD).......................     4.85%       01/11/33           985,152
     4,050,000  Perusahaan Penerbit SBSN Indonesia III (USD) (b)....................     2.80%       06/23/30         3,554,888
                                                                                                                 --------------
                                                                                                                      5,247,767
                                                                                                                 --------------

                MEXICO -- 0.4%
     3,150,000  Mexico Government International Bond (USD)..........................     3.75%       01/11/28         2,953,207
     1,960,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31         1,584,686
       600,000  Mexico Government International Bond (USD)..........................     4.88%       05/19/33           558,092
       700,000  Mexico Government International Bond (USD)..........................     3.50%       02/12/34           571,868
       700,000  Mexico Government International Bond (USD)..........................     6.35%       02/09/35           719,938
                                                                                                                 --------------
                                                                                                                      6,387,791
                                                                                                                 --------------

                OMAN -- 0.2%
       600,000  Oman Government International Bond (USD) (n)........................     6.75%       10/28/27           624,563
     1,950,000  Oman Government International Bond (USD) (n)........................     5.63%       01/17/28         1,919,790
                                                                                                                 --------------
                                                                                                                      2,544,353
                                                                                                                 --------------

                PANAMA -- 0.4%
     3,700,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30         3,185,939
     2,603,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32         1,944,913
                                                                                                                 --------------
                                                                                                                      5,130,852
                                                                                                                 --------------

                PERU -- 0.2%
       950,000  Peruvian Government International Bond (USD)........................     4.13%       08/25/27           920,641
     1,203,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30         1,018,751
       700,000  Peruvian Government International Bond (USD)........................     2.78%       01/23/31           577,787
       550,000  Peruvian Government International Bond (USD)........................     1.86%       12/01/32           399,643
                                                                                                                 --------------
                                                                                                                      2,916,822
                                                                                                                 --------------


Page 68                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                POLAND -- 0.1%
       750,000  Republic of Poland Government International Bond (USD)..............     5.50%       11/16/27    $      767,909
     1,169,000  Republic of Poland Government International Bond (USD)..............     5.75%       11/16/32         1,227,773
                                                                                                                 --------------
                                                                                                                      1,995,682
                                                                                                                 --------------

                ROMANIA -- 0.2%
     1,000,000  Romanian Government International Bond (USD) (b)....................     6.63%       02/17/28         1,023,625
     2,350,000  Romanian Government International Bond (USD) (n)....................     3.00%       02/14/31         1,914,068
                                                                                                                 --------------
                                                                                                                      2,937,693
                                                                                                                 --------------

                SAUDI ARABIA -- 0.1%
     1,900,000  Saudi Government International Bond (USD) (n).......................     3.63%       03/04/28         1,796,809
       200,000  Saudi Government International Bond (USD) (n).......................     3.25%       10/22/30           180,432
                                                                                                                 --------------
                                                                                                                      1,977,241
                                                                                                                 --------------

                SOUTH AFRICA -- 0.2%
     1,693,000  Republic of South Africa Government International Bond (USD)........     4.30%       10/12/28         1,506,438
       920,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29           815,157
       400,000  Republic of South Africa Government International Bond (USD)........     5.88%       04/20/32           357,814
                                                                                                                 --------------
                                                                                                                      2,679,409
                                                                                                                 --------------

                UNITED ARAB EMIRATES -- 0.0%
       200,000  Finance Department Government of Sharjah (USD) (b)..................     6.50%       11/23/32           202,435
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      51,176,054
                (Cost $55,046,192)                                                                               --------------



  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY SECURITIES -- 1.8%

$   25,000,000  Federal Home Loan Bank Discount Notes...............................      (j)        04/13/23        24,861,865
     2,515,000  Federal Home Loan Banks.............................................     1.61%       09/04/24         2,382,874
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES........................................................      27,244,739
                (Cost $27,398,046)                                                                               --------------

MUNICIPAL BONDS -- 0.1%

                CALIFORNIA -- 0.1%
       760,000  Los Angeles CA Unif Sch Dist Build America Bonds....................     5.75%       07/01/34           800,877
                                                                                                                 --------------

                COLORADO -- 0.0%
       220,000  City & Cnty of Denver Cnty Arpt Rev.................................     2.24%       11/15/30           182,204
                                                                                                                 --------------

                NEW YORK -- 0.0%
        50,000  Metro Transprtn Auth NY Rev Txbl Green Bond, Ser C2.................     5.18%       11/15/49            45,291
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       1,028,372
                (Cost $1,186,233)                                                                                --------------


                        See Notes to Financial Statements                Page 69


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
        15,735  Intelsat Jackson Emergence S.A. (f) (k) (p) (q)................................................  $            0
                (Cost $527,123)                                                                                  --------------

RIGHTS -- 0.0%

                TELECOMMUNICATIONS -- 0.0%
         1,646  Intelsat Jackson Holdings S.A., Series A (f) (k) (p) (q).......................................               0
         1,646  Intelsat Jackson Holdings S.A., Series B (f) (k) (p) (q).......................................               0
                                                                                                                 --------------
                TOTAL RIGHTS...................................................................................               0
                (Cost $0)                                                                                        --------------



  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. TREASURY BILLS -- 20.1%

$   28,160,000  U.S. Treasury Bill..................................................      (j)        03/09/23        28,131,942
    35,000,000  U.S. Treasury Bill..................................................      (j)        05/11/23        34,678,849
    45,230,000  U.S. Treasury Bill..................................................      (j)        05/18/23        44,773,573
    31,345,000  U.S. Treasury Bill..................................................      (j)        05/25/23        31,002,338
    49,410,000  U.S. Treasury Bill..................................................      (j)        06/01/23        48,818,109
    52,515,000  U.S. Treasury Bill..................................................      (j)        06/08/23        51,842,562
    40,650,000  U.S. Treasury Bill..................................................      (j)        07/06/23        39,970,264
     8,095,000  U.S. Treasury Bill..................................................      (j)        08/03/23         7,928,888
    11,655,000  U.S. Treasury Bill..................................................      (j)        08/10/23        11,403,055
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................     298,549,580
                (Cost $298,651,251)                                                                              --------------

                TOTAL INVESTMENTS -- 114.6%....................................................................   1,705,674,006
                (Cost $1,793,210,288)
                NET OTHER ASSETS AND LIABILITIES -- (14.6)%....................................................    (217,157,262)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $1,488,516,744
                                                                                                                 ==============



FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2023 (See Note 2E - Forward
Foreign Currency Contracts in the Notes to Financial Statements):

                                                                            PURCHASE VALUE       SALE VALUE        UNREALIZED
  SETTLEMENT                           AMOUNT               AMOUNT              AS OF              AS OF          APPRECIATION
     DATE         COUNTERPARTY        PURCHASED              SOLD             2/28/2023          2/28/2023       (DEPRECIATION)
--------------   --------------   -----------------   ------------------   ----------------   ----------------   --------------
  04/13/2023          BOFA        USD     3,306,413   EUR      3,058,000    $    3,306,413     $    3,243,147    $       63,266


Counterparty Abbreviations:
BOFA  - Bank of America N.A.

Page 70                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


FUTURES CONTRACTS AT FEBRUARY 28, 2023 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                         NUMBER OF                                               (DEPRECIATION)/
         FUTURES CONTRACTS              POSITION         CONTRACTS       EXPIRATION DATE      NOTIONAL VALUE         VALUE
----------------------------------   --------------   ---------------   ------------------   -----------------   --------------
U.S. 2-Year Treasury Notes                Long                847            Jun-2023        $     172,556,398   $     (499,920)
U.S. 5-Year Treasury Notes                Long              2,493            Jun-2023              266,887,337         (719,500)
Euro-Bund Futures                         Short                13            Mar-2023               (1,827,521)         109,652
Ultra 10-Year U.S. Treasury Notes         Short             1,541            Jun-2023             (180,585,938)         383,195
Ultra U.S. Treasury Bond Futures          Short               474            Jun-2023              (64,019,625)        (359,409)
                                                                                             -----------------   --------------
                                                                                             $     193,010,651   $   (1,085,982)
                                                                                             =================   ==============

INTEREST RATE SWAP AGREEMENTS AT FEBRUARY 28, 2023 (See Note 2F - Swap
Agreements in the Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                        EXPIRATION                                               (DEPRECIATION)/
          COUNTERPARTY               FLOATING RATE         DATE           NOTIONAL VALUE        FIXED RATE            VALUE
---------------------------------   ----------------  ---------------   ------------------   -----------------   --------------
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025        $   12,290,000         1.026%(1)       $     (878,139)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025             9,080,000         1.034%(1)             (647,440)
Citibank, Global Markets, Inc.      3 month LIBOR(1)    07/24/2025             6,145,000         1.073%(1)             (433,743)
Citibank, Global Markets, Inc.      3 month LIBOR(2)    09/28/2025            20,785,000         1.390%(2)           (1,271,054)
Citibank, Global Markets, Inc.      3 month LIBOR(3)    07/24/2053             1,030,000         1.773%(3)              323,887
Citibank, Global Markets, Inc.      3 month LIBOR(3)    07/24/2053               755,000         1.785%(3)              235,690
Citibank, Global Markets, Inc.      3 month LIBOR(3)    07/24/2053               515,000         1.808%(3)              158,653
Citibank, Global Markets, Inc.      3 month LIBOR(4)    09/28/2053             1,775,000         1.870%(4)              515,263
                                                                          --------------                         --------------
                                                                          $   52,375,000                         $   (1,996,883)
                                                                          ==============                         ==============


(1)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(2)   The Fund pays the floating rate and receives the fixed rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(3)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 07/24/2023 and no interest is being accrued until that date.

(4)   The Fund pays the fixed rate and receives the floating rate. The floating rate is not effective until 09/28/2023 and no interest is being accrued until that date.

(a)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P.
      (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2023, securities noted as such amounted to $602,197,622 or 40.5% of net assets.

(c)   Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(d)   Floating or variable rate security.

(e)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(f)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, securities noted as such are valued at $15,183,636 or 1.0% of net assets.

(g)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

                        See Notes to Financial Statements                Page 71


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

(h)   Perpetual maturity.

(i)   When-issued security. The interest rate shown reflects the rate in effect at February 28, 2023. Interest will begin accruing on the security's first settlement date.

(j)   Zero coupon security.

(k)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(l)   Inverse floating rate security.

(m)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2K - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(n)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(o)   This issuer is in default.

(p)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(q)   Non-income producing security.

CME   - Chicago Mercantile Exchange
IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR - London Interbank Offered Rate
SOFR  - Secured Overnight Financing Rate
TBA   - To-Be-Announced Security

Currency Abbreviations:
EUR   - Euro
USD   - United States Dollar

Page 72                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Mortgage-Backed Securities...........................   $  372,544,224      $           --   $  372,544,224   $           --
Corporate Bonds and Notes*...........................      312,359,226                  --      312,359,226               --
Asset-Backed Securities..............................      298,372,019                  --      297,825,045          546,974
U.S. Government Agency Mortgage-Backed
   Securities........................................      258,513,405                  --      258,513,405               --
Foreign Corporate Bonds and Notes*...................       85,886,387                  --       85,886,387               --
Foreign Sovereign Bonds and Notes**..................       51,176,054                  --       51,176,054               --
U.S. Government Agency Securities....................       27,244,739                  --       27,244,739               --
Municipal Bonds***...................................        1,028,372                  --        1,028,372               --
Common Stocks*.......................................               --****              --               --               --****
Rights*..............................................               --****              --               --               --****
U.S. Treasury Bills..................................      298,549,580                  --      298,549,580               --
                                                        --------------      --------------   --------------   --------------
Total Investments....................................    1,705,674,006                  --    1,705,127,032          546,974
Forward Foreign Currency Contracts...................           63,266                  --           63,266               --
Futures Contracts*****...............................          492,847             492,847               --               --
Interest Rate Swap Agreements........................        1,233,493                  --        1,233,493               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $1,707,463,612      $      492,847   $1,706,423,791   $      546,974
                                                        ==============      ==============   ==============   ==============

                                                     LIABILITIES TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Futures Contracts*****...............................   $   (1,578,829)     $   (1,578,829)  $           --   $           --
Interest Rate Swap Agreements........................       (3,230,376)                 --       (3,230,376)              --
                                                        --------------      --------------   --------------   --------------
Total................................................   $   (4,809,205)     $   (1,578,829)  $   (3,230,376)  $           --
                                                        ==============      ==============   ==============   ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
****  Investment is valued at $0.
***** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investment values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 73


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 64.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.4%
                Federal Home Loan Mortgage Corporation
$       24,471     Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)..............     4.89%       04/15/35    $       24,436
        44,076     Series 2010-3778, Class L........................................     3.50%       12/15/25            43,107
        97,365     Series 2017-360, Class 250.......................................     2.50%       11/15/47            87,570
        44,526     Series 2020-4993, Class OP, PO...................................      (b)        10/25/58            37,486
       925,000     Series 2022-5210, Class LB.......................................     3.00%       08/25/50           707,925
                Federal Home Loan Mortgage Corporation STACR REMIC Trust
       700,000     Series 2021-HQA1, Class M2, 30 Day Average SOFR +
                      2.25% (a) (c).................................................     6.73%       08/25/33           684,330
       550,000     Series 2022-DNA1, Class M1B, 30 Day Average SOFR +
                      1.85% (a) (c).................................................     6.33%       01/25/42           528,625
                Federal National Mortgage Association
       112,675     Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)................     5.05%       07/25/36           112,234
        89,458     Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)................     5.19%       06/25/41            89,131
       111,919     Series 2018-50, Class BA.........................................     3.00%       07/25/48           100,627
         4,781     Series 2018-86, Class JA.........................................     4.00%       05/25/47             4,604
        79,120     Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)................     5.07%       11/25/49            77,537
                                                                                                                 --------------
                                                                                                                      2,497,612
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.1%
                Federal Home Loan Mortgage Corporation Multifamily Structured
                 Pass-Through Certificates
     1,000,000     Series 2018-K732, Class X3, IO (d)...............................     2.17%       05/25/46            45,828
                FREMF Mortgage Trust
    21,686,166     Series 2017-K726, Class X2B, IO (c)..............................     0.10%       07/25/49            23,237
                                                                                                                 --------------
                                                                                                                         69,065
                                                                                                                 --------------

                PASS-THROUGH SECURITIES -- 61.6%
                Federal Home Loan Mortgage Corporation
        51,455     Pool G08681......................................................     3.50%       12/01/45            47,972
        26,725     Pool G08792......................................................     3.50%       12/01/47            24,760
        96,957     Pool G60659......................................................     3.50%       08/01/46            90,295
       115,572     Pool G61748......................................................     3.50%       11/01/48           107,754
       132,143     Pool G67706......................................................     3.50%       12/01/47           123,206
       168,524     Pool G67710......................................................     3.50%       03/01/48           155,620
     1,536,385     Pool QD7088......................................................     2.00%       02/01/52         1,254,998
       603,162     Pool QE8999......................................................     4.00%       08/01/52           567,105
       319,355     Pool RA5552......................................................     3.00%       07/01/51           281,776
     1,845,799     Pool RA5855......................................................     2.50%       09/01/51         1,567,490
     1,065,689     Pool RA7659......................................................     3.50%       07/01/52           971,699
       731,571     Pool RA7773......................................................     4.00%       08/01/52           687,988
       114,320     Pool SD0499......................................................     3.00%       08/01/50           102,124
     1,039,748     Pool SD0956......................................................     2.50%       04/01/52           882,726
        58,895     Pool SD7502......................................................     3.50%       07/01/49            54,718
       120,812     Pool SD7511......................................................     3.50%       01/01/50           111,946
        75,176     Pool SD7513......................................................     3.50%       04/01/50            69,822
        75,840     Pool ZM1779......................................................     3.00%       09/01/46            68,511
                Federal National Mortgage Association
        27,491     Pool BE3619......................................................     4.00%       05/01/47            26,313
     1,503,129     Pool BQ6913......................................................     2.00%       12/01/51         1,228,268
     2,744,997     Pool BQ7056......................................................     2.00%       01/01/52         2,242,846


Page 74                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      721,102     Pool BU9074......................................................     2.00%       01/01/52    $      590,337
        70,887     Pool BV4119......................................................     2.50%       03/01/52            60,185
       751,015     Pool BV7761......................................................     2.50%       03/01/52           637,872
     1,376,500     Pool BV8463......................................................     2.50%       04/01/52         1,168,476
     1,009,952     Pool BV8464......................................................     3.00%       04/01/52           892,375
     1,426,726     Pool BV8477......................................................     3.00%       05/01/52         1,257,683
     1,425,140     Pool BV8515......................................................     3.00%       05/01/52         1,255,558
        52,286     Pool CA0995......................................................     3.50%       01/01/48            48,694
       576,094     Pool CA5689......................................................     3.00%       05/01/50           514,719
       670,574     Pool CA8110......................................................     2.00%       12/01/50           548,772
       682,081     Pool CB2096......................................................     3.00%       11/01/51           601,316
       569,071     Pool CB2802......................................................     2.00%       02/01/52           464,855
     2,493,183     Pool CB3151......................................................     2.00%       03/01/52         2,036,312
       120,105     Pool CB4365......................................................     3.50%       08/01/52           109,522
        66,724     Pool FM2870......................................................     3.00%       03/01/50            59,340
     1,442,800     Pool FS0139......................................................     2.50%       01/01/52         1,229,831
       433,767     Pool FS3160......................................................     3.00%       06/01/52           382,220
       995,351     Pool FS3781......................................................     2.00%       11/01/51           814,728
        62,402     Pool MA4093......................................................     2.00%       08/01/40            53,260
        91,248     Pool MA4152......................................................     2.00%       10/01/40            77,880
       139,769     Pool MA4176......................................................     2.00%       11/01/40           119,293
       147,366     Pool MA4204......................................................     2.00%       12/01/40           125,777
       189,542     Pool MA4333......................................................     2.00%       05/01/41           161,772
     1,133,440     Pool MA4438......................................................     2.50%       10/01/51           962,547
     2,475,000     Pool TBA (e).....................................................     2.00%       03/15/53         2,016,690
       900,000     Pool TBA (e).....................................................     3.00%       03/15/53           791,947
     2,175,000     Pool TBA (e).....................................................     3.50%       03/15/53         1,980,439
     1,725,000     Pool TBA (e).....................................................     4.00%       03/15/53         1,619,613
     3,575,000     Pool TBA (e).....................................................     4.50%       03/15/53         3,445,406
     6,100,000     Pool TBA (e).....................................................     5.00%       03/15/53         5,998,016
     6,550,000     Pool TBA (e).....................................................     2.00%       04/15/53         5,344,263
     7,900,000     Pool TBA (e).....................................................     2.50%       04/15/53         6,703,582
                Government National Mortgage Association
        45,716     Pool MA3873......................................................     3.00%       08/20/46            41,525
        57,038     Pool MA4382......................................................     3.50%       04/20/47            53,092
        42,645     Pool MA4778......................................................     3.50%       10/20/47            39,783
        29,745     Pool MA4779......................................................     4.00%       10/20/47            28,539
     8,875,000     Pool TBA (e).....................................................     2.50%       03/15/53         7,678,262
     1,925,000     Pool TBA (e).....................................................     4.50%       03/15/53         1,867,024
                                                                                                                 --------------
                                                                                                                     62,449,442
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................      65,016,119
                (Cost $68,102,045)                                                                               --------------

MORTGAGE-BACKED SECURITIES -- 31.7%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.0%
                Alternative Loan Trust
       211,390     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)................     5.10%       06/25/35           178,837
       132,809     Series 2007-5CB, Class 1A11......................................     6.00%       04/25/37            78,200
       114,346     Series 2007-15CB, Class A5.......................................     5.75%       07/25/37            72,075


                        See Notes to Financial Statements                Page 75


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Alternative Loan Trust (Continued)
$      334,643     Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.32% (a)..............     4.94%       09/25/47    $      289,173
       153,386     Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.36% (a)..............     4.98%       05/25/47           130,211
                American Home Mortgage Assets Trust
       322,358     Series 2006-1, Class 1A1, 1 Mo. LIBOR + 0.21% (a)................     4.83%       05/25/46           276,623
       104,190     Series 2006-3, Class 1A1, 12 Mo. Treasury Average +0.97% (a).....     3.76%       10/25/46            87,863
                Banc of America Funding Trust
       120,195     Series 2007-C, Class 7A1, 1 Mo. LIBOR + 0.42% (a)................     5.01%       05/20/47           106,000
                BCAP LLC Trust
        88,941     Series 2006-AA2, Class A1, 1 Mo. LIBOR + 0.34% (a)...............     4.96%       01/25/37            80,512
                Bear Stearns ALT-A Trust
       552,789     Series 2005-1, Class M2, 1 Mo. LIBOR + 1.13% (a).................     5.74%       01/25/35           506,661
       524,510     Series 2006-1, Class 21A2 (d)....................................     3.76%       02/25/36           365,906
                Bear Stearns ARM Trust
       164,186     Series 2005-1, Class 2A1 (d).....................................     4.15%       03/25/35           151,859
                CHL Mortgage Pass-Through Trust
       200,602     Series 2004-25, Class 2A1, 1 Mo. LIBOR + 0.68% (a)...............     5.30%       02/25/35           169,594
       101,291     Series 2007-20, Class A1.........................................     6.50%       01/25/38            50,417
                CIM Trust
       223,778     Series 2021-R3, Class A1A (c)....................................     1.95%       06/25/57           197,548
        84,796     Series 2021-NR3, Class A1, steps up to 5.57% on 04/25/24 (c) (f).     2.57%       06/25/57            80,119
                Citigroup Mortgage Loan Trust
       258,274     Series 2009-10, Class 2A2 (c)....................................     7.00%       12/25/35           185,826
                Connecticut Avenue Securities Trust
       500,000     Series 2021-R03, Class 1B2, 30 Day Average SOFR +
                      5.50% (a) (c).................................................     9.98%       12/25/41           449,551
       750,000     Series 2021-R03, Class 1M2, 30 Day Average SOFR +
                      1.65% (a) (c).................................................     6.13%       12/25/41           718,913
                Credit Suisse Mortgage Trust
       534,320     Series 2014-8R, Class 3A2 (c) (d)................................     4.47%       02/27/36           515,134
       281,189     Series 2020-RPL2, Class A12 (c)..................................     3.45%       02/25/60           281,882
       474,958     Series 2021-RPL4, Class A1 (c)...................................     1.80%       12/27/60           437,936
       734,159     Series 2021-RP11, Class PT (c)...................................     3.78%       10/25/61           495,152
                CSMCM Trust
        26,666     Series 2021-RPL11, Class CERT (c)................................     3.78%       10/27/61            20,140
                Deutsche Alt-A Securities Mortgage Loan Trust
       190,106     Series 2007-3, Class 2A1, 1 Mo. LIBOR + 0.75% (a)................     5.37%       10/25/47           153,268
                GreenPoint Mortgage Funding Trust
       154,855     Series 2005-AR4, Class G41B, 1 Mo. LIBOR + 0.20% (a).............     4.82%       10/25/45           138,095
                GreenPoint MTA Trust
       299,284     Series 2005-AR1, Class A2, 1 Mo. LIBOR + 0.44% (a)...............     5.06%       06/25/45           275,902
        27,115     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (a)..............     5.10%       08/25/45            20,753
                GSR Mortgage Loan Trust
       230,538     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)..............     5.14%       08/25/46            64,066
                IndyMac IMSC Mortgage Loan Trust
       994,113     Series 2007-F2, Class 1A4........................................     6.00%       07/25/37           743,926
                IndyMac INDX Mortgage Loan Trust
       136,966     Series 2005-AR29, Class A1 (d)...................................     3.49%       01/25/36           115,651
        67,995     Series 2006-AR3, Class 2A1A (d)..................................     3.31%       03/25/36            47,961
        60,094     Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)..............     4.97%       06/25/36            47,253


Page 76                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                IndyMac INDX Mortgage Loan Trust (Continued)
$      564,024     Series 2006-AR13, Class A3 (d)...................................     3.33%       07/25/36    $      419,967
       135,364     Series 2006-AR19, Class 5A2 (d)..................................     3.43%       08/25/36           103,733
       474,525     Series 2006-AR31, Class A3 (d)...................................     3.45%       11/25/36           412,831
       758,910     Series 2007-AR21, Class 6A1 (d)..................................     3.28%       09/25/37           552,040
       100,677     Series 2007-FLX2, Class A1A, 1 Mo. LIBOR + 0.16% (a).............     4.78%       04/25/37            85,612
                Lanebrook Mortgage Transaction PLC
GBP    117,132     Series 2021-1, Class X1, SONIA + 2.90% (a) (g)...................     6.73%       07/20/58           140,101
                Lehman XS Trust
$      483,454     Series 2006-10N, Class 1A4A, 1 Mo. LIBOR + 0.60% (a).............     5.22%       07/25/46           344,971
       174,077     Series 2007-12N, Class 1A3A, 1 Mo. LIBOR + 0.40% (a).............     5.02%       07/25/47           165,059
                LHOME Mortgage Trust
     1,275,000     Series 2021-RTL3, Class A1, steps up to 3.36% on
                      04/25/24 (c) (f)..............................................     2.36%       09/25/26         1,190,927
                Luminent Mortgage Trust
       916,112     Series 2007-1, Class 1A1, 1 Mo. LIBOR + 0.32% (a)................     4.94%       11/25/36           807,343
                MASTR Adjustable Rate Mortgages Trust
     1,081,471     Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average +
                      0.80% (a).....................................................     3.59%       12/25/46           792,737
       478,806     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.30% (a).................     4.92%       03/25/47           428,788
     1,800,000     Series 2007-HF2, Class A2, 1 Mo. LIBOR + 1.10% (a)...............     5.72%       09/25/37           794,425
                PRPM LLC
     1,205,525     Series 2021-3, Class A1, steps up to 4.87% on 04/25/24 (c) (f)...     1.87%       04/25/26         1,122,572
     1,217,156     Series 2021-11, Class A1, steps up to 5.49% on 11/25/24 (c) (f)..     2.49%       11/25/26         1,143,686
                RALI Trust
       423,839     Series 2005-QO1, Class A1, 1 Mo. LIBOR + 0.30% (a)...............     4.92%       08/25/35           323,313
       121,990     Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)...............     5.00%       07/25/36           106,709
     3,222,305     Series 2006-QO2, Class A1, 1 Mo. LIBOR + 0.44% (a)...............     5.06%       02/25/46           661,752
       200,267     Series 2006-QS7, Class A2........................................     6.00%       06/25/36           159,992
       311,592     Series 2007-QH4, Class A1, 1 Mo. LIBOR + 0.38% (a)...............     5.00%       05/25/37           274,648
        95,965     Series 2007-QS1, Class 1A4.......................................     6.00%       01/25/37            73,963
       162,420     Series 2007-QS2, Class A4........................................     6.25%       01/25/37           131,106
                RFMSI Trust
       557,827     Series 2006-S10, Class 1A1.......................................     6.00%       10/25/36           448,730
                Structured Adjustable Rate Mortgage Loan Trust
       674,909     Series 2005-17, Class 3A1 (d)....................................     4.10%       08/25/35           583,311
                Structured Asset Mortgage Investments II Trust
       144,271     Series 2005-AR8, Class A2, 12 Mo. Treasury Average +
                      1.48% (a).....................................................     3.91%       02/25/36           123,633
       616,696     Series 2006-AR6, Class 2A1, 1 Mo. LIBOR + 0.38% (a)..............     5.00%       07/25/46           430,998
       103,310     Series 2006-AR7, Class A1BG, 1 Mo. LIBOR + 0.12% (a).............     4.74%       08/25/36            88,388
       838,645     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)..............     4.80%       01/25/37           729,829
        29,375     Series 2007-AR3, Class 2A1, 1 Mo. LIBOR + 0.19% (a)..............     4.81%       09/25/47            25,450
                WaMu Mortgage Pass-Through Certificates Trust
        50,758     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (a).....................................................     3.79%       02/25/46            44,903


                        See Notes to Financial Statements                Page 77


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Washington Mutual Mortgage Pass-Through Certificates WMALT
                 Trust
$      623,404     Series 2006-AR6, Class 2A, 12 Mo. Treasury Average +
                      0.96% (a).....................................................     3.75%       08/25/46    $      387,803
       786,867     Series 2006-AR10, Class A2A, 1 Mo. LIBOR + 0.34% (a).............     4.96%       12/25/36           683,594
                                                                                                                 --------------
                                                                                                                     21,315,921
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.7%
                BBCMS Mortgage Trust
       545,000     Series 2020-BID, Class D, 1 Mo. LIBOR + 4.63% (a) (c)............     9.22%       10/15/37           515,594
                Benchmark Mortgage Trust
       117,000     Series 2020-B18, Class AGNF (c)..................................     4.14%       07/15/53            98,573
                BFLD Trust
       200,000     Series 2021-FPM, Class B, 1 Mo. LIBOR + 2.50% (a) (c)............     7.09%       06/15/38           191,814
                BWAY Mortgage Trust
    18,029,544     Series 2013-1515, Class XA, IO (c) (d)...........................     0.56%       03/10/33           149,427
                BX Commercial Mortgage Trust
       231,679     Series 2021-XL2, Class J, 1 Mo. LIBOR + 3.89% (a) (c)............     8.48%       10/15/38           216,480
                BX Trust
       605,000     Series 2021-VIEW, Class B, 1 Mo. LIBOR + 1.80% (a) (c)...........     6.39%       06/15/36           577,308
                CAMB Commercial Mortgage Trust
       215,000     Series 2019-LIFE, Class G, 1 Mo. LIBOR + 3.25% (a) (c)...........     7.84%       12/15/37           210,229
                Citigroup Commercial Mortgage Trust
       703,675     Series 2013-GC15, Class XA, IO (d)...............................     0.79%       09/10/46             1,354
     4,418,161     Series 2016-P3, Class XA, IO (d).................................     1.66%       04/15/49           150,947
                COMM Mortgage Trust
     1,078,178     Series 2012-CR4, Class XA, IO (d)................................     1.18%       10/15/45               104
     1,003,150     Series 2013-LC13, Class XA, IO (d)...............................     0.95%       08/10/46             2,045
    23,874,925     Series 2014-CR14, Class XA, IO (d)...............................     0.51%       02/10/47            73,528
    31,611,929     Series 2014-CR16, Class XA, IO (d)...............................     0.95%       04/10/47           245,562
     1,419,659     Series 2014-UBS2, Class XA, IO (d)...............................     1.06%       03/10/47             8,683
    20,550,647     Series 2014-UBS3, Class XA, IO (d)...............................     1.05%       06/10/47           172,821
    11,151,000     Series 2014-UBS3, Class XB, IO (c) (d)...........................     0.32%       06/10/47            37,031
     7,000,000     Series 2015-LC21, Class XE, IO (c) (d)...........................     1.08%       07/10/48           152,094
        35,000     Series 2020-CX, Class E (c) (d)..................................     2.68%       11/10/46            22,851
                Credit Suisse Mortgage Trust
       182,000     Series 2019-UVIL, Class B (c) (d)................................     3.28%       12/15/41           146,519
       801,000     Series 2021-BPNY, Class A, 1 Mo. LIBOR + 3.71% (a) (c)...........     8.30%       08/15/23           771,128
                CSAIL Commercial Mortgage Trust
     2,655,300     Series 2016-C5, Class XA, IO (d).................................     0.90%       11/15/48            51,999
                DBUBS Mortgage Trust
       120,000     Series 2017-BRBK, Class A (c)....................................     3.45%       10/10/34           113,064
                DROP Mortgage Trust
       386,000     Series 2021-FILE, Class B, 1 Mo. LIBOR + 1.70% (a) (c)...........     6.29%       10/15/43           354,229
                European Loan Conduit DAC
EUR    577,856     Series 36A, Class E, 3 Mo. EURIBOR + 3.35% (a) (c)...............     6.05%       02/17/30           569,658
                Frost CMBS DAC
GBP    798,048     Series 2021-1A, Class GBB, SONIA + 1.65% (a) (g).................     5.60%       11/20/33           917,088
                Grace Trust
$    1,000,000     Series 2020-GRCE, Class X, IO (c) (d)............................     0.30%       12/10/40            20,594


Page 78                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                GS Mortgage Securities Trust
$      130,207     Series 2011-GC5, Class AS (c)....................................     5.15%       08/10/44    $      128,330
     1,611,811     Series 2011-GC5, Class XA, IO (c) (d)............................     0.09%       08/10/44                16
    28,374,847     Series 2015-GC28, Class XA, IO (d)...............................     0.97%       02/10/48           392,293
                JP Morgan Chase Commercial Mortgage Securities Trust
     4,352,619     Series 2013-C16, Class XA, IO (d)................................     0.83%       12/15/46            10,763
     1,094,764     Series 2013-LC11, Class XA, IO (d) (h)...........................     1.25%       04/15/46               110
    15,845,305     Series 2014-C20, Class XA, IO (d)................................     0.80%       07/15/47            79,203
    10,075,284     Series 2017-JP5, Class XA, IO (d)................................     0.81%       03/15/50           253,101
                JPMBB Commercial Mortgage Securities Trust
       823,791     Series 2015-C32, Class XA, IO (d)................................     1.11%       11/15/48            13,598
                JPMDB Commercial Mortgage Securities Trust
     5,535,057     Series 2016-C2, Class XA, IO (d).................................     1.49%       06/15/49           195,309
                Last Mile Logistics Pan Euro Finance DAC
EUR    706,936     Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (a) (c)................     5.38%       08/17/33           683,936
                Morgan Stanley Bank of America Merrill Lynch Trust
$    1,721,407     Series 2013-C13, Class XA, IO (d)................................     0.92%       11/15/46             5,083
     3,599,340     Series 2014-C14, Class XA, IO (d)................................     0.91%       02/15/47            14,815
     9,286,432     Series 2015-C20, Class XA, IO (d)................................     1.24%       02/15/48           148,156
    29,649,860     Series 2015-C25, Class XA, IO (d)................................     1.04%       10/15/48           537,095
                MSCG Trust
       320,769     Series 2018-SELF, Class F, 1 Mo. LIBOR + 3.05% (a) (c)...........     7.64%       10/15/37           313,186
                SFAVE Commercial Mortgage Securities Trust
       690,000     Series 2015-5AVE, Class A2A (c) (d)..............................     3.66%       01/05/43           504,326
       340,000     Series 2015-5AVE, Class A2B (c) (d)..............................     4.14%       01/05/43           235,858
                SLG Office Trust
       385,000     Series 2021-OVA, Class G (c).....................................     2.85%       07/15/41           245,069
                SMRT
   105,000,000     Series 2022-MINI, Class XCP, IO (d) (i)..........................     0.73%       01/15/39               110
                UBS-Barclays Commercial Mortgage Trust
       824,855     Series 2012-C2, Class XA, IO (c) (d).............................     0.60%       05/10/63                25
                Wells Fargo Commercial Mortgage Trust
     8,165,437     Series 2015-C26, Class XA, IO (d)................................     1.19%       02/15/48           146,103
    14,077,456     Series 2015-C27, Class XA, IO (d)................................     0.84%       02/15/48           179,764
    27,606,662     Series 2015-C28, Class XA, IO (d)................................     0.58%       05/15/48           268,911
     1,854,625     Series 2015-LC22, Class XA, IO (d)...............................     0.76%       09/15/58            28,700
     3,620,287     Series 2016-C33, Class XA, IO (d)................................     1.57%       03/15/59           135,470
     5,823,000     Series 2016-C37, Class XEF, IO (c) (d)...........................     1.60%       12/15/49           283,920
                WFRBS Commercial Mortgage Trust
       938,609     Series 2014-C22, Class XA, IO (d)................................     0.78%       09/15/57             7,901
     4,843,503     Series 2014-C24, Class XA, IO (d)................................     0.84%       11/15/47            50,538
    26,269,125     Series 2014-LC14, Class XA, IO (d)...............................     1.24%       03/15/47           174,671
                                                                                                                 --------------
                                                                                                                     10,807,084
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      32,123,005
                (Cost $37,322,128)                                                                               --------------


                        See Notes to Financial Statements                Page 79


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES -- 25.3%

                AGL CLO 7 Ltd.
$    1,000,000     Series 2020-7A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)............     6.49%       07/15/34    $      983,107
                AMSR Trust
       572,000     Series 2020-SFR1, Class F (c)....................................     3.57%       04/17/37           529,405
       605,000     Series 2020-SFR3, Class G (c)....................................     4.99%       09/17/37           565,923
       676,000     Series 2020-SFR5, Class A (c)....................................     1.38%       11/17/37           606,750
                Ares LXII CLO Ltd.
       700,000     Series 2021-62A, Class B, 3 Mo. LIBOR + 1.65% (a) (c)............     6.47%       01/25/34           680,075
                Argent Securities Trust
       749,518     Series 2006-M1, Class A2C, 1 Mo. LIBOR + 0.30% (a)...............     4.92%       07/25/36           206,841
                Argent Securities, Inc., Asset-Backed Pass-Through Certificates
       600,000     Series 2005-W3, Class M2, 1 Mo. LIBOR + 0.69% (a)................     5.31%       11/25/35           512,534
                Boyce Park CLO Ltd.
     1,178,571     Series 2022-1A, Class M2, IO (c).................................     0.00%       04/21/35            53,399
     1,100,000     Series 2022-1A, Class SUB (c)....................................     0.00%       04/21/35           830,179
                C-BASS Mortgage Loan Trust
       838,540     Series 2007-CB3, Class A3, steps up to 6.23% after Redemption
                      Date (f)......................................................     3.28%       03/25/37           326,799
       964,321     Series 2007-CB3, Class A4, steps up to 6.47% after Redemption
                      Date (f)......................................................     3.28%       03/25/37           375,645
                CF Hippolyta Issuer LLC
     1,064,958     Series 2020-1, Class A1 (c)......................................     1.69%       07/15/60           954,546
                CIFC Funding Ltd.
       700,000     Series 2022-2A, Class INCB (c)...................................     0.00%       04/19/35           578,448
                Cologix Data Centers US Issuer LLC
       715,000     Series 2021-1A, Class A2 (c).....................................     3.30%       12/26/51           632,066
                CoreVest American Finance Trust
     2,552,133     Series 2021-2, Class XA, IO (c) (d)..............................     3.00%       07/15/54           212,034
                Credit-Based Asset Servicing and Securitization LLC
       134,410     Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (c)...........     4.16%       07/25/37            90,872
                Dryden CLO Ltd.
       315,000     Series 2019-72A, Class BR, 3 Mo. LIBOR + 1.65% (a) (c)...........     6.51%       05/15/32           307,113
                Elmwood CLO VI Ltd.
       600,000     Series 2020-3A, Class BR, 3 Mo. LIBOR + 1.65% (a) (c)............     6.46%       10/20/34           582,250
                First Franklin Mortgage Loan Trust
       565,000     Series 2006-FF7, Class 2A4, 1 Mo. LIBOR + 0.48% (a)..............     5.10%       05/25/36           470,927
                Flexential Issuer
       610,000     Series 2021-1A, Class A2 (c).....................................     3.25%       11/27/51           544,170
                Golub Capital Partners CLO L.P.
     1,100,000     Series 2021-54A, Class A, 3 Mo. LIBOR + 1.53% (a) (c)............     6.34%       08/05/33         1,077,512
                GSAA Home Equity Trust
     1,333,381     Series 2007-6, Class 3A1A, 1 Mo. LIBOR + 0.42% (a)...............     5.04%       05/25/47           939,993
                HSI Asset Securitization Corp. Trust
       207,132     Series 2006-WMC1, Class A4, 1 Mo. LIBOR + 0.50% (a)..............     5.12%       07/25/36            96,293
                JP Morgan Mortgage Acquisition Trust
     1,391,548     Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.30% (a)..............     4.92%       07/25/36           641,097
       124,047     Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a).............     4.75%       12/25/36            73,658
                Long Beach Mortgage Loan Trust
       296,436     Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.32% (a)...............     4.94%       11/25/36            92,500
                Madison Park Funding XLV Ltd.
       825,000     Series 2020-45A, Class BR, 3 Mo. LIBOR + 1.70% (a) (c)...........     6.49%       07/15/34           812,629


Page 80                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Mastr Asset Backed Securities Trust
$    1,535,500     Series 2007-HE1, Class A4, 1 Mo. LIBOR + 0.28% (a)...............     4.90%       05/25/37    $    1,202,658
                Merrill Lynch First Franklin Mortgage Loan Trust
       335,743     Series 2007-1, Class A1, 1 Mo. LIBOR + 0.28% (a).................     4.90%       04/25/37           155,903
       642,725     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.26% (a)................     4.88%       06/25/37           500,691
                Merrill Lynch Mortgage Investors Trust
     1,143,700     Series 2006-HE6, Class A2B, 1 Mo. LIBOR + 0.30% (a)..............     4.92%       11/25/37           412,876
     1,000,000     Series 2006-OPT1, Class A2D, 1 Mo. LIBOR + 0.24% (a).............     4.86%       08/25/37           739,062
                Morgan Stanley Capital I, Inc., Trust
        19,500     Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)..............     5.20%       02/25/36            19,279
                Navient Student Loan Trust
       320,000     Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)..................     6.12%       10/25/58           290,140
       975,000     Series 2019-3A, Class B, 1 Mo. LIBOR + 1.55% (a) (c).............     6.17%       07/25/68           924,646
                Nelnet Student Loan Trust
       353,604     Series 2005-4, Class B, 3 Mo. LIBOR + 0.28% (a)..................     5.03%       09/22/35           314,005
                Nomura Home Equity Loan, Inc., Home Equity Loan Trust
        11,693     Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)...............     5.23%       02/25/36            11,672
                Oakwood Mortgage Investors, Inc.
       744,883     Series 1999-C, Class A2..........................................     7.48%       08/15/27           622,811
       582,662     Series 2001-C, Class A2..........................................     5.92%       06/15/31            65,777
                Option One Mortgage Loan Trust
       344,161     Series 2007-4, Class 2A3, 1 Mo. LIBOR + 0.24% (a)................     4.86%       04/25/37           196,777
                Ownit Mortgage Loan Trust
       645,513     Series 2006-6, Class A2C, 1 Mo. LIBOR + 0.32% (a)................     4.94%       09/25/37           319,478
                Park Avenue Institutional Advisers CLO Ltd.
       150,000     Series 2018-1A, Class A2R, 3 Mo. LIBOR + 1.60% (a) (c)...........     6.41%       10/20/31           146,602
                PRET LLC
     1,078,554     Series 2022-RN1, Class A1, steps up to 6.72% on 02/25/25 (c) (f).     3.72%       07/25/51         1,012,312
                Progress Residential
     1,060,000     Series 2021-SFR1, Class H (c)....................................     5.00%       04/17/38           921,674
                Sabey Data Center Issuer LLC
       650,000     Series 2020-1, Class A2 (c)......................................     3.81%       04/20/45           612,730
                Saxon Asset Securities Trust
        65,155     Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a).................     1.67%       05/25/35            61,076
                Securitized Asset Backed Receivables LLC Trust
        54,670     Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)...............     5.10%       03/25/36            53,601
       353,117     Series 2007-NC2, Class A2B, 1 Mo. LIBOR + 0.14% (a)..............     4.76%       01/25/37           296,310
                SLM Student Loan Trust
        65,000     Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)..................     6.67%       04/25/73            62,935
        65,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)..................     6.67%       07/25/73            61,267
                Soundview Home Loan Trust
       327,756     Series 2007-OPT1, Class 2A2, 1 Mo. LIBOR + 0.15% (a).............     4.77%       06/25/37           223,179
       188,440     Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a).............     4.79%       08/25/37           163,051
                Specialty Underwriting & Residential Finance Trust
     1,166,804     Series 2006-AB3, Class A2C, 1 Mo. LIBOR + 0.48% (a)..............     5.10%       09/25/37           823,665
                Stratus CLO Ltd.
       925,000     Series 2021-3A, Class SUB (c)....................................     0.00%       12/29/29           536,457
                Structured Asset Securities Corp. Mortgage Loan Trust
        50,957     Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)..............     4.80%       04/25/36            50,352
                Textainer Marine Containers VII Ltd.
        78,008     Series 2020-3A, Class A (c)......................................     2.11%       09/20/45            68,271


                        See Notes to Financial Statements                Page 81


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                TRP LLC
$      282,259     Series 2021-1, Class A (c).......................................     2.07%       06/19/51    $      241,979
                VOYA CLO
       175,000     Series 2017-2A, Class A2AR, 3 Mo. LIBOR + 1.65% (a) (c)..........     6.44%       06/07/30           173,340
                Wachovia Student Loan Trust
       605,066     Series 2006-1, Class B, 3 Mo. LIBOR + 0.24% (a) (c)..............     5.06%       04/25/40           559,810
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      25,621,151
                (Cost $29,186,296)                                                                               --------------

U.S. GOVERNMENT BONDS AND NOTES -- 5.6%

        22,000  U.S. Treasury Bond..................................................     3.63%       02/15/53            20,952
     2,814,000  U.S. Treasury Note..................................................     4.63%       02/28/25         2,805,096
        90,000  U.S. Treasury Note..................................................     4.00%       02/15/26            88,759
     1,280,000  U.S. Treasury Note..................................................     4.00%       02/29/28         1,270,600
     1,513,000  U.S. Treasury Note..................................................     3.50%       02/15/33         1,463,236
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................       5,648,643
                (Cost $5,635,708)                                                                                --------------

U.S. TREASURY BILLS -- 0.7%

       525,000  U.S. Treasury Bill..................................................      (b)        07/20/23           515,240
       193,000  U.S. Treasury Bill..................................................      (b)        08/03/23           189,040
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................         704,280
                (Cost $704,540)                                                                                  --------------



    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 14.6%

    14,845,103  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 4.38% (j).....      14,845,103
                (Cost $14,845,103)                                                                               --------------
                TOTAL INVESTMENTS -- 142.0%....................................................................     143,958,301
                (Cost $155,795,820)
                NET OTHER ASSETS AND LIABILITIES -- (42.0)%....................................................     (42,607,242)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  101,351,059
                                                                                                                 ==============



FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2023 (See Note 2E - Forward
Foreign Currency Contracts in the Notes to Financial Statements):

                                                                            PURCHASE VALUE       SALE VALUE        UNREALIZED
  SETTLEMENT                           AMOUNT               AMOUNT              AS OF              AS OF          APPRECIATION
     DATE         COUNTERPARTY        PURCHASED              SOLD             2/28/2023          2/28/2023       (DEPRECIATION)
--------------   --------------   -----------------   ------------------   ----------------   ----------------   --------------
  04/13/2023          Citi        GBP       208,000   USD        257,191    $      250,404     $      257,191    $       (6,787)
  04/13/2023          GS          USD     1,303,208   EUR      1,206,000         1,303,208          1,279,017            24,191
  04/13/2023          Citi        USD     1,309,992   GBP      1,073,000         1,309,992          1,291,744            18,248
                                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                                                       $       35,652
                                                                                                                 ==============


Counterparty Abbreviations:
Citi  - Citibank N.A.
GS    - Goldman Sachs and Co.

Page 82                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


FUTURES CONTRACTS AT FEBRUARY 28, 2023 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION
                                                         NUMBER OF                                               (DEPRECIATION)/
        FUTURES CONTRACTS               POSITION         CONTRACTS       EXPIRATION DATE      NOTIONAL VALUE          VALUE
----------------------------------   --------------   ---------------   ------------------   -----------------   --------------
U.S. 2-Year Treasury Notes                Long               54              Jun-2023        $      11,001,234   $      (31,662)
U.S. 5-Year Treasury Notes                Long              111              Jun-2023               11,883,071          (32,110)
Ultra 10-Year U.S. Treasury Notes         Long               76              Jun-2023                8,906,250           (8,639)
Ultra U.S. Treasury Bond Futures          Long               10              Jun-2023                1,350,625           (3,236)
                                                                                             -----------------   --------------
                                                                                             $      33,141,180   $      (75,647)
                                                                                             =================   ==============


(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2023, securities noted
      as such amounted to $29,855,136 or 29.5% of net assets.

(d)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(e)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2K - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(f)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(g)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(i)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the
      Notes to Financial Statements).

(j)   Rate shown reflects yield as of February 28, 2023.

EURIBOR - Euro Interbank Offered Rate
IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based LIBOR - London Interbank Offered Rate
PO    - Principal-Only Security
SOFR  - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
TBA   - To-Be-Announced Security

Currency Abbreviations:
GBP   - British Pound Sterling
EUR   - Euro
USD   - United States Dollar

                        See Notes to Financial Statements                Page 83


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
U.S. Government Agency Mortgage-Backed Securities....   $   65,016,119      $           --   $   65,016,119   $           --
Mortgage-Backed Securities...........................       32,123,005                  --       32,123,005               --
Asset-Backed Securities..............................       25,621,151                  --       25,621,151               --
U.S. Government Bonds and Notes......................        5,648,643                  --        5,648,643               --
U.S. Treasury Bills..................................          704,280                  --          704,280               --
Money Market Funds...................................       14,845,103          14,845,103               --               --
                                                        --------------      --------------   --------------   --------------
Total Investments....................................      143,958,301          14,845,103      129,113,198               --
Forward Foreign Currency Contracts...................           42,439                  --           42,439               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $  144,000,740      $   14,845,103   $  129,155,637   $           --
                                                        ==============      ==============   ==============   ==============

                                                     LIABILITIES TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Forward Foreign Currency Contracts...................   $       (6,787)     $           --   $       (6,787)  $           --
Futures Contracts*...................................          (75,647)            (75,647)              --               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $      (82,434)     $      (75,647)  $       (6,787)  $           --
                                                        ==============      ==============   ==============   ==============


*     Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Page 84                 See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES -- 60.9%

                ANGOLA -- 1.3%
       200,000  Angolan Government International Bond (USD) (a).....................     8.00%       11/26/29    $      180,352
       220,000  Angolan Government International Bond (USD) (a).....................     8.75%       04/14/32           198,377
                                                                                                                 --------------
                                                                                                                        378,729
                                                                                                                 --------------

                ARGENTINA -- 1.3%
        18,177  Argentine Republic Government International Bond, steps up to
                   3.63% on 07/10/2023 (USD) (b)....................................     1.50%       07/09/35             5,213
       558,605  Argentine Republic Government International Bond, steps up to
                   4.25% on 07/10/2023 (USD) (b)....................................     3.88%       01/09/38           196,793
       553,894  Argentine Republic Government International Bond, steps up to
                   4.88% on 07/10/2029 (USD) (b)....................................     3.50%       07/09/41           175,319
                                                                                                                 --------------
                                                                                                                        377,325
                                                                                                                 --------------

                BAHRAIN -- 2.3%
       600,000  Bahrain Government International Bond (USD) (a).....................     5.25%       01/25/33           526,062
       200,000  Bahrain Government International Bond (USD) (a).....................     5.63%       05/18/34           175,579
                                                                                                                 --------------
                                                                                                                        701,641
                                                                                                                 --------------

                BENIN -- 0.4%
       160,000  Benin Government International Bond (EUR) (a).......................     4.88%       01/19/32           133,481
                                                                                                                 --------------

                BRAZIL -- 0.6%
       200,000  Brazilian Government International Bond (USD).......................     3.75%       09/12/31           168,614
                                                                                                                 --------------

                CHILE -- 2.5%
       510,000  Chile Government International Bond (USD)...........................     2.55%       07/27/33           401,168
       200,000  Chile Government International Bond (USD)...........................     3.50%       01/31/34           171,013
       240,000  Chile Government International Bond (USD)...........................     3.86%       06/21/47           189,850
                                                                                                                 --------------
                                                                                                                        762,031
                                                                                                                 --------------

                COLOMBIA -- 2.7%
       245,000  Colombia Government International Bond (USD)........................     3.88%       04/25/27           218,195
       200,000  Colombia Government International Bond (USD)........................     8.00%       04/20/33           197,820
       400,000  Colombia Government International Bond (USD)........................     7.50%       02/02/34           379,799
                                                                                                                 --------------
                                                                                                                        795,814
                                                                                                                 --------------

                DOMINICAN REPUBLIC -- 4.4%
       350,000  Dominican Republic International Bond (USD) (c).....................     5.50%       02/22/29           325,617
       725,000  Dominican Republic International Bond (USD) (c).....................     4.50%       01/30/30           625,269
       150,000  Dominican Republic International Bond (USD) (c).....................     7.05%       02/03/31           150,122
       250,000  Dominican Republic International Bond (USD) (c).....................     4.88%       09/23/32           209,895
                                                                                                                 --------------
                                                                                                                      1,310,903
                                                                                                                 --------------

                ECUADOR -- 1.1%
       251,603  Ecuador Government International Bond, steps up to 3.50% on
                   08/01/2023 (USD) (b) (c).........................................     2.50%       07/31/35            90,216
       472,700  Ecuador Government International Bond, steps up to 6.00% on
                   08/01/2023 (USD) (a) (b).........................................     5.50%       07/31/30           232,332
                                                                                                                 --------------
                                                                                                                        322,548
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 85


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                EGYPT -- 2.2%
       500,000  Egypt Government International Bond (USD) (a).......................     7.60%       03/01/29    $      393,820
       400,000  Egypt Government International Bond (USD) (a).......................     7.30%       09/30/33           272,925
                                                                                                                 --------------
                                                                                                                        666,745
                                                                                                                 --------------

                EL SALVADOR -- 1.0%
       310,000  El Salvador Government International Bond (USD) (a).................     6.38%       01/18/27           165,906
       140,000  El Salvador Government International Bond (USD) (a).................     8.25%       04/10/32            71,050
       170,000  El Salvador Government International Bond (USD) (a).................     7.12%       01/20/50            77,210
                                                                                                                 --------------
                                                                                                                        314,166
                                                                                                                 --------------

                GABON -- 0.5%
       200,000  Gabon Government International Bond (USD) (a).......................     6.63%       02/06/31           163,270
                                                                                                                 --------------

                GUATEMALA -- 0.6%
       200,000  Guatemala Government Bond (USD) (a).................................     4.90%       06/01/30           188,725
                                                                                                                 --------------

                HUNGARY -- 3.7%
       400,000  Hungary Government International Bond (USD) (c).....................     6.13%       05/22/28           406,910
       499,000  Hungary Government International Bond (USD) (c).....................     5.25%       06/16/29           488,036
       200,000  Hungary Government International Bond (USD) (c).....................     6.75%       09/25/52           205,562
                                                                                                                 --------------
                                                                                                                      1,100,508
                                                                                                                 --------------

                INDONESIA -- 1.3%
       440,000  Perusahaan Penerbit SBSN Indonesia III (USD) (a)....................     2.55%       06/09/31         374,990
                                                                                                                 --------------

                IRAQ -- 0.5%
       156,250  Iraq International Bond (USD) (a)...................................     5.80%       01/15/28           143,942
                                                                                                                 --------------

                IVORY COAST (COTE D'IVOIRE) -- 1.1%
       325,000  Ivory Coast Government International Bond (EUR) (c).................     4.88%       01/30/32           264,046
       100,000  Ivory Coast Government International Bond (EUR) (c).................     6.88%       10/17/40            78,481
                                                                                                                 --------------
                                                                                                                        342,527
                                                                                                                 --------------

                JORDAN -- 0.7%
       200,000  Jordan Government International Bond (USD) (c)......................     7.75%       01/15/28           205,750
                                                                                                                 --------------

                MEXICO -- 0.7%
       200,000  Mexico Government International Bond (USD)..........................     6.35%       02/09/35           205,697
                                                                                                                 --------------

                MOROCCO -- 0.4%
       200,000  Morocco Government International Bond (USD) (a).....................     4.00%       12/15/50           128,778
                                                                                                                 --------------

                MOZAMBIQUE -- 0.5%
       200,000  Mozambique International Bond, steps up to 9.00% on 09/16/2023
                   (USD) (a) (b)....................................................     5.00%       09/15/31           153,312
                                                                                                                 --------------

                NIGERIA -- 2.0%
       370,000  Nigeria Government International Bond (USD) (a).....................     8.38%       03/24/29           312,419
       400,000  Nigeria Government International Bond (USD) (c).....................     7.70%       02/23/38           280,638
                                                                                                                 --------------
                                                                                                                        593,057
                                                                                                                 --------------

                OMAN -- 3.3%
       200,000  Oman Government International Bond (USD) (a)........................     5.38%       03/08/27           197,003
       200,000  Oman Government International Bond (USD) (a)........................     6.00%       08/01/29           200,768
       393,000  Oman Government International Bond (USD) (a)........................     6.25%       01/25/31           398,363


Page 86                 See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                OMAN (CONTINUED)
       200,000  Oman Government International Bond (USD) (a)........................     6.75%       01/17/48    $      192,098
                                                                                                                 --------------
                                                                                                                        988,232
                                                                                                                 --------------

                PAKISTAN -- 0.6%
       400,000  Pakistan Government International Bond (USD) (c)....................     6.00%       04/08/26           181,000
                                                                                                                 --------------

                PANAMA -- 4.0%
       300,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           224,155
       200,000  Panama Government International Bond (USD)..........................     6.40%       02/14/35           206,739
       390,000  Panama Government International Bond (USD)..........................     6.70%       01/26/36           412,959
       450,000  Panama Government International Bond (USD)..........................     4.50%       04/16/50           341,352
                                                                                                                 --------------
                                                                                                                      1,185,205
                                                                                                                 --------------

                PARAGUAY -- 0.7%
       255,000  Paraguay Government International Bond (USD) (a)....................     3.85%       06/28/33           216,495
                                                                                                                 --------------

                PERU -- 1.6%
       450,000  Peruvian Government International Bond (USD)........................     2.78%       01/23/31           371,435
       149,000  Peruvian Government International Bond (USD)........................     3.00%       01/15/34           117,726
                                                                                                                 --------------
                                                                                                                        489,161
                                                                                                                 --------------

                PHILIPPINES -- 3.0%
       250,000  Philippine Government International Bond (USD)......................     3.56%       09/29/32           222,632
       200,000  Philippine Government International Bond (USD)......................     5.00%       07/17/33           198,793
       100,000  Philippine Government International Bond (USD)......................     6.38%       10/23/34           109,516
       200,000  Philippine Government International Bond (USD)......................     3.20%       07/06/46           144,501
       200,000  Philippine Government International Bond (USD)......................     5.95%       10/13/47           215,121
                                                                                                                 --------------
                                                                                                                        890,563
                                                                                                                 --------------

                ROMANIA -- 3.5%
       418,000  Romanian Government International Bond (USD) (c)....................     6.63%       02/17/28           427,875
       130,000  Romanian Government International Bond (USD) (c)....................     7.13%       01/17/33           136,472
       230,000  Romanian Government International Bond (USD) (c)....................     6.00%       05/25/34           224,526
       246,000  Romanian Government International Bond (USD) (c)....................     7.63%       01/17/53           266,412
                                                                                                                 --------------
                                                                                                                      1,055,285
                                                                                                                 --------------

                SAUDI ARABIA -- 1.7%
       525,000  Saudi Government International Bond (USD) (c).......................     4.88%       07/18/33           517,506
                                                                                                                 --------------

                SENEGAL -- 0.7%
       290,000  Senegal Government International Bond (EUR) (c).....................     5.38%       06/08/37           206,725
                                                                                                                 --------------

                SERBIA -- 0.6%
       200,000  Serbia International Bond (USD) (c).................................     6.50%       09/26/33           194,963
                                                                                                                 --------------

                SOUTH AFRICA -- 2.0%
       500,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29           443,020
       200,000  Republic of South Africa Government International Bond (USD)........     5.65%       09/27/47           146,487
                                                                                                                 --------------
                                                                                                                        589,507
                                                                                                                 --------------

                TUNISIA -- 0.5%
       200,000  Tunisian Republic (USD) (a).........................................     5.75%       01/30/25           137,092
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 87


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                TURKEY -- 4.3%
       200,000  Turkey Government International Bond (USD)..........................     4.25%       04/14/26    $      174,776
       200,000  Turkey Government International Bond (USD)..........................     9.88%       01/15/28           203,364
       415,000  Turkey Government International Bond (USD)..........................     5.88%       06/26/31           331,087
       600,000  Turkey Government International Bond (USD)..........................     9.38%       01/19/33           580,608
                                                                                                                 --------------
                                                                                                                      1,289,835
                                                                                                                 --------------

                UNITED ARAB EMIRATES -- 0.7%
       200,000  Finance Department Government of Sharjah (USD) (c)..................     6.50%       11/23/32           202,435
                                                                                                                 --------------

                URUGUAY -- 1.9%
       160,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           156,214
       433,000  Uruguay Government International Bond (USD).........................     5.10%       06/18/50           424,440
                                                                                                                 --------------
                                                                                                                        580,654
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      18,257,211
                (Cost $18,625,923)                                                                               --------------

FOREIGN CORPORATE BONDS AND NOTES -- 35.4%

                BANKS -- 2.6%
       200,000  Banco Mercantil del Norte S.A. (USD) (c) (d)........................     7.50%         (e)              187,700
       200,000  Bank Leumi Le-Israel BM (USD) (a) (c) (d)...........................     7.13%       07/18/33           200,777
       200,000  BBVA Bancomer S.A. (USD) (a) (d)....................................     5.13%       01/18/33           180,089
       200,000  Multibank, Inc. (USD) (c)...........................................     7.75%       02/03/28           203,680
                                                                                                                 --------------
                                                                                                                        772,246
                                                                                                                 --------------

                BUILDING MATERIALS -- 0.6%
       200,000  Cemex SAB de CV (USD) (c) (d).......................................     5.13%         (e)              181,800
                                                                                                                 --------------

                ELECTRIC -- 5.1%
       200,000  AES Andes S.A. (USD) (a) (d)........................................     7.13%       03/26/79           190,770
       400,000  Comision Federal de Electricidad (USD) (a)..........................     4.69%       05/15/29           359,262
       310,000  Eskom Holdings SOC Ltd. (USD) (a)...................................     7.13%       02/11/25           305,254
       260,000  Eskom Holdings SOC Ltd. (USD) (a)...................................     6.35%       08/10/28           244,238
       200,000  Instituto Costarricense de Electricidad (USD) (a)...................     6.75%       10/07/31           191,617
       285,000  Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
                   (USD) (a)........................................................     4.88%       07/17/49           228,188
                                                                                                                 --------------
                                                                                                                      1,519,329
                                                                                                                 --------------

                ENERGY-ALTERNATE SOURCES -- 0.7%
       250,000  India Green Power Holdings (USD) (a)................................     4.00%       02/22/27           213,664
                                                                                                                 --------------

                ENGINEERING & CONSTRUCTION -- 0.8%
       250,000  India Airport Infra (USD) (a).......................................     6.25%       10/25/25           238,613
                                                                                                                 --------------

                INVESTMENT COMPANIES -- 1.6%
       520,000  Gaci First Investment Co. (USD) (a).................................     5.38%      10/13/2122          474,904
                                                                                                                 --------------

                IRON/STEEL -- 1.2%
       200,000  CSN Resources S.A. (USD) (a)........................................     4.63%       06/10/31           157,678
       200,000  POSCO (USD) (c).....................................................     5.75%       01/17/28           202,391
                                                                                                                 --------------
                                                                                                                        360,069
                                                                                                                 --------------

                MEDIA -- 0.5%
       200,000  Globo Comunicacao e Participacoes S.A. (USD) (c)....................     5.50%       01/14/32           163,461
                                                                                                                 --------------


Page 88                 See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                MINING -- 3.1%
       300,000  Freeport Indonesia PT (USD) (c).....................................     5.32%       04/14/32    $      277,413
       200,000  Freeport Indonesia PT (USD) (a).....................................     6.20%       04/14/52           176,493
       475,000  Indonesia Asahan Aluminium Persero PT (USD) (c).....................     5.45%       05/15/30           463,909
                                                                                                                 --------------
                                                                                                                        917,815
                                                                                                                 --------------

                OIL & GAS -- 13.9%
       300,000  Ecopetrol S.A. (USD)................................................     8.88%       01/13/33           294,303
       500,000  Energean Israel Finance Ltd. (USD) (a) (c)..........................     5.38%       03/30/28           450,625
       200,000  Gran Tierra Energy, Inc. (USD) (a)..................................     7.75%       05/23/27           163,551
       200,000  KazMunayGas National Co. JSC (USD) (c)..............................     3.50%       04/14/33           150,073
       600,000  KazMunayGas National Co. JSC (USD) (a)..............................     5.75%       04/19/47           480,678
       115,000  Leviathan Bond Ltd. (USD) (a) (c)...................................     6.75%       06/30/30           107,846
       186,501  MC Brazil Downstream Trading Sarl (USD) (c).........................     7.25%       06/30/31           153,150
       200,000  Oil and Gas Holding (The) Co. BSCC (USD) (a)........................     7.50%       10/25/27           206,895
       650,000  Petroleos Mexicanos (USD)...........................................     6.49%       01/23/27           591,435
       410,000  Petroleos Mexicanos (USD)...........................................     6.84%       01/23/30           343,301
       484,000  Petroleos Mexicanos (USD)...........................................     6.70%       02/16/32           385,209
       860,000  Qatar Energy (USD) (c)..............................................     3.13%       07/12/41           655,664
       200,000  Tengizchevroil Finance Co. International Ltd. (USD) (a).............     4.00%       08/15/26           176,910
                                                                                                                 --------------
                                                                                                                      4,159,640
                                                                                                                 --------------

                PIPELINES -- 3.5%
       248,470  Acu Petroleo Luxembourg Sarl (USD) (c)..............................     7.50%       01/13/32           224,244
       290,000  Galaxy Pipeline Assets Bidco Ltd. (USD) (c).........................     2.63%       03/31/36           230,108
       193,306  Galaxy Pipeline Assets Bidco Ltd. (USD) (c).........................     2.94%       09/30/40           152,850
       200,000  Greensaif Pipelines Bidco Sarl (USD) (c)............................     6.51%       02/23/42           204,150
       240,000  TMS Issuer Sarl (USD) (c)...........................................     5.78%       08/23/32           244,459
                                                                                                                 --------------
                                                                                                                      1,055,811
                                                                                                                 --------------

                SEMICONDUCTORS -- 0.6%
       200,000  SK Hynix, Inc. (USD) (c)............................................     6.38%       01/17/28           197,012
                                                                                                                 --------------

                TRANSPORTATION -- 1.2%
       171,300  MV24 Capital BV (USD) (c)...........................................     6.75%       06/01/34           153,992
       200,000  Transnet SOC Ltd. (USD) (c).........................................     8.25%       02/06/28           200,947
                                                                                                                 --------------
                                                                                                                        354,939
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      10,609,303
                (Cost $10,676,228)                                                                               --------------



    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.8%

       545,395  JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 4.38% (f).....         545,395
                (Cost $545,395)                                                                                  --------------
                TOTAL INVESTMENTS -- 98.1%.....................................................................      29,411,909
                (Cost $29,847,546)
                NET OTHER ASSETS AND LIABILITIES -- 1.9%.......................................................         580,251
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   29,992,160
                                                                                                                 ==============


                        See Notes to Financial Statements                Page 89


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2023 (See Note 2E - Forward
Foreign Currency Contracts in the Notes to Financial Statements):

                                                                            PURCHASE VALUE       SALE VALUE        UNREALIZED
  SETTLEMENT                           AMOUNT               AMOUNT              AS OF              AS OF          APPRECIATION
     DATE         COUNTERPARTY        PURCHASED              SOLD             2/28/2023          2/28/2023       (DEPRECIATION)
--------------   --------------   -----------------   ------------------   ----------------   ----------------   --------------
  04/06/2023          BNP         USD       732,996   EUR        686,695    $      732,996     $      727,989    $        5,007
  04/06/2023          BNP         EUR       686,695   USD        745,607           727,990            745,607           (17,617)
                                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                                                       $      (12,610)
                                                                                                                 ==============


Counterparty Abbreviations:
BNP   - BNP Paribas

(a)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(b)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(c)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the
      Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February
      28, 2023, securities noted as such amounted to $10,694,707 or 35.7% of net assets.

(d)   Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(e)   Perpetual maturity.

(f)   Rate shown reflects yield as of February 28, 2023.

Currency Abbreviations:
EUR   - Euro
USD   - United States Dollar

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Foreign Sovereign Bonds and Notes*...................   $   18,257,211      $           --   $   18,257,211   $           --
Foreign Corporate Bonds and Notes**..................       10,609,303                  --       10,609,303               --
Money Market Funds...................................          545,395             545,395               --               --
                                                        --------------      --------------   --------------   --------------
Total Investments....................................       29,411,909             545,395       28,866,514               --
Forward Foreign Currency Contracts...................            5,007                  --            5,007               --
                                                        --------------      --------------   --------------   --------------
Total................................................   $   29,416,916      $      545,395   $   28,871,521  $            --
                                                        ==============      ==============   ==============   ==============

                                                     LIABILITIES TABLE
                                                                                                LEVEL 2          LEVEL 3
                                                            TOTAL              LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                           VALUE AT             QUOTED         OBSERVABLE      UNOBSERVABLE
                                                          2/28/2023             PRICES           INPUTS           INPUTS
                                                        --------------      --------------   --------------   --------------
Forward Foreign Currency Contracts...................   $      (17,617)     $           --   $      (17,617)  $           --
                                                        ==============      ==============   ==============   ==============


*     See Portfolio of Investments for country breakout.
**    See Portfolio of Investments for industry breakout.

Page 90                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                      FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW
                                                       OPPORTUNISTIC     UNCONSTRAINED      SECURITIZED        EMERGING
                                                       FIXED INCOME        PLUS BOND           PLUS          MARKETS DEBT
                                                            ETF               ETF               ETF               ETF
                                                          (FIXD)            (UCON)            (DEED)            (EFIX)
                                                      ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments, at value..............................   $ 4,252,354,866   $ 1,705,674,006   $   143,958,301   $    29,411,909
Swap contracts, at value...........................        10,469,048         1,233,493                --                --
Cash...............................................         9,155,937        31,710,733            47,151           382,612
Cash segregated as collateral for open
   futures contracts...............................        23,777,116         6,340,068           775,000                --
Cash segregated as collateral for open swap
   contracts.......................................        23,106,974         2,699,611                --                --
Unrealized appreciation on forward foreign
   currency contracts..............................           182,395            63,266            42,439             5,007
Receivables:
   Investment securities sold......................       204,373,780       106,405,648        15,197,680           220,970
   Capital shares sold.............................        30,823,048                --                --                --
   Interest........................................        18,729,876         7,958,482           496,104           388,963
   Dividends.......................................           504,000            56,020             9,113             2,866
   Variation margin................................                --                --             6,351                --
   Reclaims........................................                --                --             5,078                --
                                                      ---------------   ---------------   ---------------   ---------------
   Total Assets....................................     4,573,477,040     1,862,141,327       160,537,217        30,412,327
                                                      ---------------   ---------------   ---------------   ---------------

LIABILITIES:
Due to custodian...................................                --                --            18,569                --
Swap contracts, at value...........................        27,634,220         3,230,376                --                --
Unrealized depreciation on forward foreign
   currency contracts..............................                --                --             6,787            17,617
Payables:
   Investment securities purchased.................       962,460,173       369,291,492        59,103,686           382,612
   Investment advisory fees........................         1,737,351           976,481            57,116            19,938
   Variation margin................................            44,524           126,234                --                --
                                                      ---------------   ---------------   ---------------   ---------------
   Total Liabilities...............................       991,876,268       373,624,583        59,186,158           420,167
                                                      ---------------   ---------------   ---------------   ---------------
NET ASSETS.........................................   $ 3,581,600,772   $ 1,488,516,744   $   101,351,059   $    29,992,160
                                                      ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
Paid-in capital....................................   $ 4,485,166,892   $ 1,592,612,153   $   143,807,288   $    33,200,171
Par value..........................................           815,500           617,500            47,500            19,500
Accumulated distributable earnings (loss)..........      (904,381,620)     (104,712,909)      (42,503,729)       (3,227,511)
                                                      ---------------   ---------------   ---------------   ---------------
NET ASSETS.........................................   $ 3,581,600,772   $ 1,488,516,744   $   101,351,059   $    29,992,160
                                                      ===============   ===============   ===============   ===============
NET ASSET VALUE, per share.........................   $         43.92   $         24.11   $         21.34   $         15.38
                                                      ===============   ===============   ===============   ===============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...        81,550,002        61,750,002         4,750,002         1,950,002
                                                      ===============   ===============   ===============   ===============
Investments, at cost...............................   $ 4,608,212,004   $ 1,793,210,288   $   155,795,820   $    29,847,546
                                                      ===============   ===============   ===============   ===============
Foreign currency, at cost (proceeds)...............   $            --   $          (323)  $       (18,612)  $            --
                                                      ===============   ===============   ===============   ===============


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                      FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW
                                                       OPPORTUNISTIC     UNCONSTRAINED      SECURITIZED        EMERGING
                                                       FIXED INCOME        PLUS BOND           PLUS          MARKETS DEBT
                                                            ETF               ETF               ETF               ETF
                                                          (FIXD)            (UCON)            (DEED)            (EFIX)
                                                      ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Interest...........................................   $    63,503,516   $    32,221,290   $     3,535,501   $       510,859
Dividends..........................................         1,535,504           605,375            54,995             7,840
Foreign withholding tax............................                --                --               709                --
                                                      ---------------   ---------------   ---------------   ---------------
   Total investment income.........................        65,039,020        32,826,665         3,591,205           518,699
                                                      ---------------   ---------------   ---------------   ---------------

EXPENSES:
Investment advisory fees...........................        10,497,503         5,725,095           479,024            69,123
                                                      ---------------   ---------------   ---------------   ---------------
   Total expenses..................................        10,497,503         5,725,095           479,024            69,123
   Less fees waived by the investment advisor......        (1,072,857)         (434,100)          (46,874)           (7,276)
                                                      ---------------   ---------------   ---------------   ---------------
   Net expenses....................................         9,424,646         5,290,995           432,150            61,847
                                                      ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS).......................        55,614,374        27,535,670         3,159,055           456,852
                                                      ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.....................................      (113,327,404)      (17,040,835)      (11,115,055)         (758,440)
   Futures contracts...............................       (15,990,426)       11,951,151        (1,307,815)               --
   Purchased options contracts.....................        (1,113,442)               --                --                --
   Written options contracts.......................         1,053,958                --                --                --
   Forward foreign currency contracts..............          (197,547)          (33,628)           86,068            (4,995)
   Swap contracts..................................       (10,033,984)       (2,234,213)               --                --
   Foreign currency transactions...................            11,939              (439)          (51,987)           (1,346)
                                                      ---------------   ---------------   ---------------   ---------------
Net realized gain (loss)...........................      (139,596,906)       (7,357,964)      (12,388,789)         (764,781)
                                                      ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments.....................................       (38,011,292)      (11,760,997)          814,673           599,653
   Purchased options contracts.....................         1,100,623                --                --                --
   Written options contracts.......................        (1,034,052)               --                --                --
   Futures contracts...............................        (1,275,565)       (1,924,380)           58,641                --
   Forward foreign currency contracts..............           (80,235)          (70,727)         (116,661)          (12,610)
   Swap contracts..................................           111,304           729,887                --                --
   Foreign currency translation....................             6,095             2,460               698              (132)
                                                      ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation
   (depreciation)..................................       (39,183,122)      (13,023,757)          757,351           586,911
                                                      ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS).....................................      (178,780,028)      (20,381,721)      (11,631,438)         (177,870)
                                                      ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.......................   $  (123,165,654)  $     7,153,949   $    (8,472,383)  $       278,982
                                                      ===============   ===============   ===============   ===============


Page 92                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST TCW                     FIRST TRUST TCW
                                                                    OPPORTUNISTIC FIXED                    UNCONSTRAINED
                                                                         INCOME ETF                        PLUS BOND ETF
                                                                           (FIXD)                              (UCON)
                                                             ----------------------------------  ----------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                  ENDED              YEAR             ENDED              YEAR
                                                                2/28/2023           ENDED           2/28/2023           ENDED
                                                               (UNAUDITED)        8/31/2022        (UNAUDITED)        8/31/2022
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
Net investment income (loss)..............................   $     55,614,374  $     80,469,634  $     27,535,670  $     23,333,968
Net realized gain (loss)..................................       (139,596,906)     (340,923,588)       (7,357,964)       (3,190,864)
Net change in unrealized appreciation (depreciation)......        (39,183,122)     (392,335,084)      (13,023,757)      (83,166,440)
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................       (123,165,654)     (652,789,038)        7,153,949       (63,023,336)
                                                             ----------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................        (69,898,752)      (82,614,627)      (33,593,251)      (21,248,341)
                                                             ----------------  ----------------  ----------------  ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        700,504,965       394,188,882       285,487,219       775,430,197
Cost of shares redeemed...................................       (474,282,765)   (1,408,009,711)      (39,345,711)      (30,661,288)
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................        226,222,200    (1,013,820,829)      246,141,508       744,768,909
                                                             ----------------  ----------------  ----------------  ----------------
Total increase (decrease) in net assets...................         33,157,794    (1,749,224,494)      219,702,206       660,497,232

NET ASSETS:
Beginning of period.......................................      3,548,442,978     5,297,667,472     1,268,814,538       608,317,306
                                                             ----------------  ----------------  ----------------  ----------------
End of period.............................................   $  3,581,600,772  $  3,548,442,978  $  1,488,516,744  $  1,268,814,538
                                                             ================  ================  ================  ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         76,850,002        98,150,002        51,650,002        22,900,002
Shares sold...............................................         15,500,000         7,900,000        11,750,000        30,000,000
Shares redeemed...........................................        (10,800,000)      (29,200,000)       (1,650,000)       (1,250,000)
                                                             ----------------  ----------------  ----------------  ----------------
Shares outstanding, end of period.........................         81,550,002        76,850,002        61,750,002        51,650,002
                                                             ================  ================  ================  ================


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST TCW                     FIRST TRUST TCW
                                                                        SECURITIZED                       EMERGING MARKETS
                                                                          PLUS ETF                            DEBT ETF
                                                                           (DEED)                              (EFIX)
                                                             ----------------------------------  ----------------------------------
                                                                SIX MONTHS                          SIX MONTHS
                                                                  ENDED              YEAR             ENDED              YEAR
                                                                2/28/2023           ENDED           2/28/2023           ENDED
                                                               (UNAUDITED)        8/31/2022        (UNAUDITED)        8/31/2022
                                                             ----------------  ----------------  ----------------  ----------------
OPERATIONS:
Net investment income (loss)..............................   $      3,159,055  $      4,606,690  $        456,852  $        515,474
Net realized gain (loss)..................................        (12,388,789)      (19,754,427)         (764,781)       (1,842,757)
Net change in unrealized appreciation (depreciation)......            757,351       (13,529,922)          586,911        (1,096,210)
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         (8,472,383)      (28,677,659)          278,982        (2,423,493)
                                                             ----------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (2,545,001)       (4,631,176)         (449,251)         (549,502)
                                                             ----------------  ----------------  ----------------  ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................          7,766,374        84,294,818        22,380,532                --
Cost of shares redeemed...................................        (80,905,256)      (93,022,828)               --        (9,194,901)
                                                             ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................        (73,138,882)       (8,728,010)       22,380,532        (9,194,901)
                                                             ----------------  ----------------  ----------------  ----------------
Total increase (decrease) in net assets...................        (84,156,266)      (42,036,845)       22,210,263       (12,167,896)

NET ASSETS:
Beginning of period.......................................        185,507,325       227,544,170         7,781,897        19,949,793
                                                             ----------------  ----------------  ----------------  ----------------
End of period.............................................   $    101,351,059  $    185,507,325  $     29,992,160  $      7,781,897
                                                             ================  ================  ================  ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................          8,150,002         8,750,002           500,002         1,000,002
Shares sold...............................................            350,000         3,250,000         1,450,000                --
Shares redeemed...........................................         (3,750,000)       (3,850,000)               --          (500,000)
                                                             ----------------  ----------------  ----------------  ----------------
Shares outstanding, end of period.........................          4,750,002         8,150,002         1,950,002           500,002
                                                             ================  ================  ================  ================


Page 94                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)


                                         SIX MONTHS
                                           ENDED                                YEAR ENDED AUGUST 31,
                                         2/28/2023     ------------------------------------------------------------------------
                                        (UNAUDITED)        2022           2021           2020           2019           2018
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period...  $    46.17     $    53.98     $    55.16     $    52.97     $    49.40     $    51.01
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........        0.77           0.88           0.76           1.06           1.39           1.15
Net realized and unrealized
   gain (loss).........................       (2.07)         (7.76)         (0.34)          2.85           3.63          (1.46)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.......       (1.30)         (6.88)          0.42           3.91           5.02          (0.31)
                                         ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..................       (0.95)         (0.93)         (0.81)         (1.12)         (1.45)         (1.30)
Net realized gain......................          --             --          (0.75)         (0.60)            --          (0.00) (b)
Return of capital......................          --             --          (0.04)            --             --             --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions....................       (0.95)         (0.93)         (1.60)         (1.72)         (1.45)         (1.30)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........  $    43.92     $    46.17     $    53.98     $    55.16     $    52.97     $    49.40
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c).......................       (2.79)%       (12.84)%         0.77%          7.57%         10.33%         (0.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $3,581,601     $3,548,443     $5,297,667     $3,640,505     $  900,459     $  318,605
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets..............................        0.65% (d)      0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net expenses to average net
   assets..............................        0.58% (d)      0.55%          0.55%          0.55%          0.55%          0.55%
Ratio of net investment income (loss)
   to average net assets...............        3.44% (d)      1.74%          1.34%          1.61%          2.69%          2.29%
Portfolio turnover rate (e) (f)........         188%           445%           497%           431%           246%           358%


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)


                                         SIX MONTHS
                                            ENDED                        YEAR ENDED AUGUST 31,                        PERIOD
                                          2/28/2023    ---------------------------------------------------------      ENDED
                                          (UNAUDITED)      2022           2021           2020           2019       8/31/2018 (a)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period...  $    24.57     $    26.56     $    26.19     $    25.79     $    25.12     $    25.00
                                         ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...........        0.47           0.55           0.53           0.75           0.77           0.17
Net realized and unrealized
   gain (loss).........................       (0.34)         (2.01)          0.52           0.50           0.75           0.10
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations.......        0.13          (1.46)          1.05           1.25           1.52           0.27
                                         ----------     ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..................       (0.59)         (0.52)         (0.51)         (0.85)         (0.81)         (0.15)
Net realized gain......................          --          (0.01)         (0.17)            --          (0.04)            --
                                         ----------     ----------     ----------     ----------     ----------     ----------
Total distributions....................       (0.59)         (0.53)         (0.68)         (0.85)         (0.85)         (0.15)
                                         ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period.........  $    24.11     $    24.57     $    26.56     $    26.19     $    25.79     $    25.12
                                         ==========     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c).......................        0.56%         (5.55)%         4.04%          4.97%          6.15%          1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $1,488,517     $1,268,815     $ 608,317      $  204,295     $  207,606     $   25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets..............................        0.85% (d)      0.85%          0.85%          0.85%          0.85%          0.85% (d)
Ratio of net expenses to average net
   assets..............................        0.79% (d)      0.75%          0.75%          0.75%          0.75%          0.75% (d)
Ratio of net investment income (loss)
   to average net assets...............        4.09% (d)      2.35%          1.90%          2.88%          3.16%          2.68% (d)
Portfolio turnover rate (e)............         119% (g)       208% (g)       190% (g)       111% (g)        40% (g)        70%


(a)   Inception date for UCON is June 4, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   The portfolio turnover rate not including mortgage dollar rolls was 104%
      for the six months ending February 28, 2023 and 271%, 282%, 270%, 223% and
      241% for the years ending August 31, 2022, August 31, 2021, August 31,
      2020, August 31, 2019 and August 31, 2018, respectively.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 17%
      for the six months ending February 28, 2023, and 43%, 40%, 67% and 39% for the years ending August 31, 2022, August 31, 2021, August 31, 2020, and
      August 31, 2019, respectively.

                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)



                                                        SIX MONTHS
                                                          ENDED          YEAR ENDED AUGUST 31,         PERIOD
                                                        2/28/2023     ---------------------------       ENDED
                                                       (UNAUDITED)        2022           2021       8/31/2020 (a)
                                                       ------------   ------------   ------------   -------------
Net asset value, beginning of period..................  $    22.76     $    26.01     $    25.88     $    25.00
                                                        ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................        0.72           0.49           0.28           0.08
Net realized and unrealized gain (loss)...............       (1.68)         (3.28)          0.47           0.87
                                                        ----------     ----------     ----------     ----------
Total from investment operations......................       (0.96)         (2.79)          0.75           0.95
                                                        ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................       (0.46)         (0.39)         (0.29)         (0.07)
Net realized gain.....................................          --          (0.07)         (0.33)            --
                                                        ----------     ----------     ----------     ----------
Total distributions...................................       (0.46)         (0.46)         (0.62)         (0.07)
                                                        ----------     ----------     ----------     ----------
Net asset value, end of period........................  $    21.34     $    22.76     $    26.01     $    25.88
                                                        ==========     ==========     ==========     ==========
TOTAL RETURN (b)......................................       (4.22)%       (10.87)%         2.93%          3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................  $  101,351     $  185,507     $  227,544     $   25,877
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.........        0.75% (c)      0.75%          0.75%          0.75% (c)
Ratio of net expenses to average net assets...........        0.68% (c)      0.65%          0.65%          0.65% (c)
Ratio of net investment income (loss) to average net
   assets.............................................        4.95% (c)      1.90%          0.98%          0.94% (c)
Portfolio turnover rate (d) (e).......................         212%           678%           678%           186%


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)


                                                        SIX MONTHS
                                                          ENDED           YEAR          PERIOD
                                                        2/28/2023        ENDED           ENDED
                                                       (UNAUDITED)     8/31/2022     8/31/2021 (a)
                                                       ------------   ------------   -------------
Net asset value, beginning of period..................  $    15.56     $    19.95     $    20.00
                                                        ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................        0.47           0.70           0.40
Net realized and unrealized gain (loss)...............       (0.21)         (4.33)         (0.02)
                                                        ----------     ----------     ----------
Total from investment operations......................        0.26          (3.63)          0.38
                                                        ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................       (0.44)         (0.76)         (0.43)
                                                        ----------     ----------     ----------
Net asset value, end of period........................  $    15.38     $    15.56     $    19.95
                                                        ==========     ==========     ==========
TOTAL RETURN (b)......................................        1.76%        (18.52)%         1.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................  $   29,992     $    7,782     $   19,950
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.........        0.95% (c)      0.95%          0.95% (c)
Ratio of net expenses to average net assets...........        0.85% (c)      0.85%          0.85% (c)
Ratio of net investment income (loss) to average net
   assets.............................................        6.28% (c)      4.00%          3.75% (c)
Portfolio turnover rate (d)...........................          90%           125%           100%


(a)   Inception dates for DEED and EFIX are April 29, 2020 and February 17,
      2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 53%,
      272%, 299% and 21% for the periods ending February 28, 2023, August 31,
      2022, August 31, 2021 and August 31, 2020, respectively.

Page 96                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the four funds (each a "Fund" and collectively, the "Funds")
listed below:

    First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock Market
       LLC ("Nasdaq") ticker "FIXD")
    First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc. ("NYSE Arca")
       ticker "UCON")
    First Trust TCW Securitized Plus ETF - (NYSE Arca ticker "DEED")
    First Trust TCW Emerging Markets Debt ETF - (NYSE Arca ticker "EFIX")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. FIXD's, UCON's, and
DEED's investment objective is to seek to maximize long-term total return.
EFIX's investment objective is to seek to provide high total return from current income and capital appreciation. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80%
of its net assets (including investment borrowings) in fixed income securities.
DEED seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities. EFIX seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets
(including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor's Pricing Committee, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

                                                                         Page 97


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Options on swaps ("swaptions") are valued by a third-party pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

      Shares of open-end funds are valued based on NAV per share.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Swaps are valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price;
securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the most recent price provided by a pricing service;

      2)    the fundamental business data relating to the issuer;

      3)    an evaluation of the forces which influence the market in which these securities are purchased and sold;

      4)    the type, size and cost of a security;

      5)    the financial statements of the borrower/issuer, or financial condition of the country of issue;

      6)    the credit quality and cash flow of the issuer, or country of issue, based on the Pricing Committee's, TCW Investment Management Company
            LLC's ("TCW" or the "Sub-Advisor") or portfolio manager's analysis, as applicable, or external analysis;

      7)    the information as to any transactions in or offers for the security;

      8)    the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

      9)    the coupon payments;

     10)    the quality, value and salability of collateral, if any, securing the security;

     11)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     12)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

     13)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     14)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.

                                                                         Page 99


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates the London Interbank Offered Rates ("LIBOR") announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021.
Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of
December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The
International Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the FCA's March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Funds or their investments.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2023, FIXD and UCON held $28,555,275 and
$7,680,223 of when-issued or delayed-delivery securities, respectively. At
February 28, 2023, FIXD, UCON, and DEED held $676,566,488, $238,668,247 and
$37,445,242, respectively, of forward purchase commitments.

C. RESTRICTED SECURITIES

DEED invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2023, DEED held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. DEED does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.



                                             ACQUISITION   PRINCIPAL      CURRENT     CARRYING                    % OF
SECURITY                                        DATE         VALUE         PRICE        COST         VALUE     NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
SMRT Series 2022-MINI, Class XCP, IO,
   0.73%, 01/15/39                            01/24/22    $105,000,000    $ 0.00*        $ 0         $ 110       0.00%**


*  Amount is less than $0.01.
** Amount is less than 0.01%.

D. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of
"Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the
Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation on forward foreign currency contracts"
and "Unrealized depreciation on forward foreign currency contracts" on the
Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the
Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund's Portfolio of
Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the
Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

F. SWAP AGREEMENTS

Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss)
on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from
(or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the
Statements of Assets and Liabilities.

                                                                        Page 101


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

FIXD and UCON held interest rate swap agreements at February 28, 2023. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

G. OPTIONS AND SWAPTIONS

FIXD may invest in option contracts to adjust its exposure to interest rate risk. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the Fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the Fund loses an amount equal to the market value of the option written less the premium received.

FIXD and UCON may invest in options on swaps (swaptions), which are transacted over-the-counter ("OTC") and not on an exchange. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. Each Fund's maximum equity price risk for purchased options is limited to the premium initially paid.

FIXD may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in "Options contracts purchased, at value" on the Statements of Assets and Liabilities. When a Fund writes (sells)
an option, an amount equal to the premium received by the Fund is included in
"Options contracts written, at value" on the Statements of Assets and
Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

When a Fund purchases a call or put swaption, the premium paid represents the cost of the call or put swaption, which is included in "Swaptions contracts purchased, at value" on the Statements of Assets and Liabilities and is subsequently adjusted daily to the current market value of the option purchased.
Fluctuations in the value of the swaptions are recorded in the Statements of
Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. If a Fund elects to allow a put swaption to expire, then the interest rate risk for purchased swaptions is limited to the premium initially paid. Any gain or loss on swaptions is included in "Purchased/Written swaptions contracts" on the
Statements of Operations.

H. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs")
or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The Funds do not have the right to offset financial assets and financial liabilities related to options and swaptions contracts, forward foreign currency contracts, futures contracts or swap contracts on the Statements of Assets and
Liabilities.

I. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

J. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.

K. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

L. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                        Page 103


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2022 was as follows:


                                                                                Distributions    Distributions    Distributions
                                                                                  paid from        paid from        paid from
                                                                                  Ordinary          Capital         Return of
                                                                                   Income            Gains           Capital
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  88,246,752    $          --    $          --
First Trust TCW Unconstrained Plus Bond ETF                                        21,039,193          209,148               --
First Trust TCW Securitized Plus ETF                                                4,631,176               --               --
First Trust TCW Emerging Markets Debt ETF                                             549,502               --               --


As of August 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and      Unrealized
                                                                                  Ordinary           Other        Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $   5,406,242    $(355,844,752)   $(360,878,704)
First Trust TCW Unconstrained Plus Bond ETF                                         2,551,383       (3,077,263)     (77,747,727)
First Trust TCW Securitized Plus ETF                                                  136,775      (20,439,629)     (11,183,491)
First Trust TCW Emerging Markets Debt ETF                                            (17,233)       (1,952,666)      (1,087,343)


M. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD and UCON, the taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit.
For DEED, the taxable years ended 2020, 2021, and 2022 remain open to federal and state audit. For EFIX, the taxable years ended 2021 and 2022 remain open to federal and state audit. As of February 28, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                             Non-Expiring
                                                             Capital Loss
                                                             Carryforward
                                                           -----------------
First Trust TCW Opportunistic Fixed Income ETF               $ 355,844,752
First Trust TCW Unconstrained Plus Bond ETF                      3,077,263
First Trust TCW Securitized Plus ETF                            20,439,629
First Trust TCW Emerging Markets Debt ETF                        1,952,666



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2022, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                     Qualified Late Year Losses
                                                  ---------------------------------
                                                  Ordinary Losses   Capital Losses
                                                  ---------------   ---------------
First Trust TCW Opportunistic Fixed Income ETF      $        --       $        --
First Trust TCW Unconstrained Plus Bond ETF                  --                --
First Trust TCW Securitized Plus ETF                         --                --
First Trust TCW Emerging Markets Debt ETF                17,233                --


As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                 Net
                                                                          Gross              Gross            Unrealized
                                                                        Unrealized         Unrealized        Appreciation
                                                      Tax Cost         Appreciation      (Depreciation)     (Depreciation)
                                                  ----------------   ----------------   ----------------   ----------------
First Trust TCW Opportunistic Fixed Income ETF    $  4,608,212,004   $     19,255,368   $   (393,854,522)  $   (374,599,154)
First Trust TCW Unconstrained Plus Bond ETF          1,793,210,288          8,133,835        (98,689,716)       (90,555,881)
First Trust TCW Securitized Plus ETF                   155,795,820            338,881        (12,216,395)       (11,877,514)
First Trust TCW Emerging Markets Debt ETF               29,847,546            275,352           (723,599)          (448,247)


N. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement,
between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and
TCW, First Trust will supervise TCW and its management of the investment of each
Fund's assets and will pay TCW for its services as the Funds' sub-advisor. TCW receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor's management fee) paid to TCW will be reduced to reflect the reduction in the Advisor's management fee. First
Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund's net asset ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints                                    FIXD       UCON       DEED       EFIX
-------------------------------------------------------------------------   -----------------------------------------
Fund net assets up to and including $2.5 billion                            0.65000%   0.85000%   0.75000%   0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion    0.63375%   0.82875%   0.73125%   0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion    0.61750%   0.80750%   0.71250%   0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion   0.60125%   0.78625%   0.69375%   0.87875%
Fund net assets greater than $10 billion                                    0.58500%   0.76500%   0.67500%   0.85500%


Prior to November 1, 2022, FIXD, UCON, DEED, and EFIX each paid First Trust an annual unitary management fee equal to 0.65%, 0.85%, 0.75%, and 0.95%, respectively, of its average daily net assets.

                                                                        Page 105


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Pursuant to a contractual agreement, First Trust waived management fees of 0.10%
of average daily net assets until December 31, 2022 for FIXD, UCON and DEED and
February 10, 2023 for EFIX. During the six months ended February 28, 2023, the
Advisor waived fees of $1,072,857, $434,100, $46,874, and $7,276, for FIXD,
UCON, DEED, and EFIX, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                          Purchases          Sales
                                                       ---------------   ---------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                          $ 7,096,825,404   $ 6,840,454,074
   Non-U.S. Government securities                          283,330,562       365,145,933

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                            1,421,447,777     1,340,977,936
   Non-U.S. Government securities                          331,238,488       165,673,958

FIRST TRUST TCW SECURITIZED PLUS ETF
   U.S. Government securities                              373,187,021       443,021,680
   Non-U.S. Government securities                              743,731        39,129,132

FIRST TRUST TCW EMERGING MARKETS DEBT ETF
   U.S. Government securities                                       --                --
   Non-U.S. Government securities                           36,271,878        14,771,536


For the six months ended February 28, 2023, the Funds had no in-kind transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                     ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                                          ----------------------------------------   ----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   -----------   --------------------------   -----------
FIXD
                                          Unrealized appreciation                    Unrealized depreciation
Forward foreign                           on forward foreign                         on forward foreign
currency contracts   Currency Risk        currency contracts           $   182,395   currency contracts           $        --

                                          Unrealized appreciation                    Unrealized depreciation
Futures contracts    Interest Rate Risk   on futures contracts*            309,155   on futures contracts*          2,068,394

Swap contracts       Interest Rate Risk   Swap contracts, at value      10,469,048   Swap contracts, at value      27,634,220

UCON
                                          Unrealized appreciation                    Unrealized depreciation
Forward foreign                           on forward foreign                         on forward foreign
currency contracts   Currency Risk        currency contracts                63,266   currency contracts                    --

                                          Unrealized appreciation                    Unrealized depreciation
Futures contracts    Interest Rate Risk   on futures contracts*            492,847   on futures contracts*          1,578,829

Swap contracts       Interest Rate Risk   Swap contracts, at value       1,233,493   Swap contracts, at value       3,230,376

DEED
                                          Unrealized appreciation                    Unrealized depreciation
Forward foreign                           on forward foreign                         on forward foreign
currency contracts   Currency Risk        currency contracts                42,439   currency contracts                 6,787

                                          Unrealized appreciation                    Unrealized depreciation
Futures contracts    Interest Rate Risk   on futures contracts*                 --   on futures contracts*             75,647

EFIX
                                          Unrealized appreciation                    Unrealized depreciation
Forward foreign                           on forward foreign                         on forward foreign
currency contracts   Currency Risk        currency contracts                 5,007   currency contracts                17,617


*     Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

                                                                        Page 107


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2023, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENTS OF OPERATIONS LOCATION                                       FIXD          UCON          DEED          EFIX
--------------------------------------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts      $   (197,547) $    (33,628) $     86,068  $     (4,995)
Net change in unrealized appreciation (depreciation) on
   forward foreign currency contracts                                    (80,235)      (70,727)     (116,661)      (12,610)

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on:
   Purchased options contracts                                        (1,113,442)           --            --            --
   Written options contracts                                           1,053,958            --            --            --
   Futures contracts                                                 (15,990,426)   11,951,151    (1,307,815)           --
   Swap contracts                                                    (10,033,984)   (2,234,213)           --            --
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts                                         1,100,623            --            --            --
   Written options contracts                                          (1,034,052)           --            --            --
   Futures contracts                                                  (1,275,565)   (1,924,380)       58,641            --
   Swap contracts                                                        111,304       729,887            --            --


FIXD
During the six months ended February 28, 2023, the premiums for purchased options contracts opened were $0 and the premiums for purchased options contracts closed, exercised and expired were $1,113,442.

During the six months ended February 28, 2023, the premiums for written options contracts opened were $0 and the premiums for written options contracts closed, exercised and expired were $1,053,958.

During the six months ended February 28, 2023, the notional value of forward foreign currency contracts opened and closed were $19,409,025 and $19,882,834, respectively.

During the six months ended February 28, 2023, the notional value of futures contracts opened and closed were $1,976,853,034 and $1,972,651,307, respectively.

For the six months ended February 28, 2023, the average volume of interest rate swaps was $633,530,994.

UCON
During the six months ended February 28, 2023, the notional value of forward foreign currency contracts opened and closed were $6,508,457 and $6,758,836, respectively.

During the six months ended February 28, 2023, the notional value of futures contracts opened and closed were $1,830,729,062 and $1,547,999,219, respectively.

For the six months ended February 28, 2023, the average volume of interest rate swaps was $94,163,840.

DEED
During the six months ended February 28, 2023, the notional value of forward foreign currency contracts opened and closed were $2,290,622 and $3,011,755, respectively.

During the six months ended February 28, 2023, the notional value of futures contracts opened and closed were $131,095,745 and $140,290,576, respectively.

EFIX
During the six months ended February 28, 2023, the notional value of forward foreign currency contracts opened and closed were $1,557,700 and $79,097, respectively.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                        Page 109


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the

                                                                        Page 111


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

    BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
               MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the "Advisory Agreement Amendment" and collectively, the "Advisory Agreement Amendments") of the Investment Management
Agreements (as applicable to a specific Fund, the "Advisory Agreement" and collectively, the "Advisory Agreements") with First Trust Advisors L.P. (the
"Advisor") and the amendment (as applicable to a specific Fund, the
"Sub-Advisory Agreement Amendment" and collectively, the "Sub-Advisory Agreement
Amendments" and together with the Advisory Agreement Amendments, the
"Amendments") of the Investment Sub-Advisory Agreements (as applicable to a specific Fund, the "Sub-Advisory Agreement" and collectively, the "Sub-Advisory
Agreements" and together with the Advisory Agreements, the "Agreements") among the Trust, the Advisor and TCW Investment Management Company LLC (the
"Sub-Advisor") on behalf of the following four series of the Trust (each a
"Fund" and collectively, the "Funds"):

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)
        First Trust TCW Unconstrained Plus Bond ETF (UCON)
        First Trust TCW Securitized Plus ETF (DEED)
        First Trust TCW Emerging Markets Debt ETF (EFIX)

The Board approved the applicable Amendments for each Fund at a meeting held on
October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed
Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September
18-19, 2022. Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent
Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Advisory Agreement Amendments is to modify the unitary fee rate for each Fund under the applicable Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. In reviewing the Sub-Advisory Agreement Amendment for each Fund, the
Board considered that the purpose of the Sub-Advisory Agreement Amendments is to modify the sub-advisory fee rate for each Fund under the applicable Sub-Advisory
Agreement to reflect the modification of the unitary fee rate schedule under the applicable Advisory Agreement Amendment. The Board noted the Advisor's representations that the quality and quantity of the services provided to each
Fund by the Advisor under the applicable Advisory Agreement and by the
Sub-Advisor under the applicable Sub-Advisory Agreement will not be reduced or modified as a result of the applicable Advisory Agreement Amendment and the applicable Sub-Advisory Agreement Amendment, and that the obligations of the
Advisor under each Advisory Agreement and the obligations of the Sub-Advisor under each Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreements for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreements were fair and reasonable and that the continuation of the applicable Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

                                                                        Page 113


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for each Fund and that the modified unitary fee rate schedule for each Fund under the applicable Advisory Agreement Amendment and the modified sub-advisory fee rate schedule for each Fund under the applicable Sub-Advisory
Agreement Amendment would not be implemented until the expiration of the Fund's contractual fee waiver. The Board considered that the effective unitary fee rate paid by each Fund under the applicable Advisory Agreement after taking into account the contractual fee waiver is less than the effective unitary fee rate that the Fund would pay pursuant to the modified unitary fee rate schedule under the applicable Advisory Agreement Amendment and that the sub-advisory fee for each Fund is paid by the Advisor from the Fund's unitary fee.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.


                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or EquityCompass Investment Management, LLC (the
"Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (EquityCompass Risk Manager ETF; hereinafter referred to as the
"Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the
EquityCompass Risk Manager ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a
U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced
Short Maturity ETF (FTSM). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol "ERM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (4/10/17)   5 Years Ended   Inception (4/10/17)
                              2/28/23         2/28/23         2/28/23          to 2/28/23           2/28/23          to 2/28/23
FUND PERFORMANCE
NAV                            3.19%           -8.83%          1.89%              3.43%              9.81%             21.96%
Market Price                   3.19%           -8.75%          1.85%              3.44%              9.60%             22.02%

INDEX PERFORMANCE
S&P 500(R) Index               1.26%           -7.69%          9.82%             11.23%             59.75%             87.17%
Hedge Fund Research HFRI
   Equity Hedge Index(1)       2.32%           -3.42%          4.86%              5.75%             26.82%             38.59%
------------------------------------------------------------------------------------------------------------------------------------


(1)   Cumulative total return for the period April 30, 2017 through February 28,
      2023. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market return does not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                             20.8%
Health Care                                        13.8
Consumer Discretionary                             13.0
Financials                                         11.5
Communication Services                             11.0
Industrials                                         9.5
Consumer Staples                                    8.1
Energy                                              3.8
Utilities                                           3.3
Materials                                           2.6
Real Estate                                         2.6
                                                 -------
     Total                                        100.0%
                                                 =======

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Tesla, Inc.                                         1.0%
Catalent, Inc.                                      0.9
Meta Platforms, Inc., Class A                       0.8
NVIDIA Corp.                                        0.8
BorgWarner, Inc.                                    0.8
American Express Co.                                0.8
Wynn Resorts Ltd.                                   0.7
Generac Holdings, Inc.                              0.7
FedEx Corp.                                         0.7
FleetCor Technologies, Inc.                         0.7
                                                 -------
     Total                                          7.9%
                                                 =======


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             APRIL 10, 2017 - FEBRUARY 28, 2023

             EquityCompass          S&P 500(R)
            Risk Manager ETF          Index
4/10/17         $10,000              $10,000
8/31/17          10,244               10,571
2/28/18          11,107               11,716
8/31/18          11,804               12,649
2/28/19          10,382               12,264
8/31/19          10,190               13,019
2/29/19          10,171               13,269
8/31/20           9,644               15,875
2/28/21          11,883               17,421
8/31/21          13,647               20,822
2/28/22          13,377               20,275
8/31/22          11,820               18,484
2/28/23          12,196               18,717


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM" or the "Fund"). First Trust is
responsible for the selection and ongoing monitoring of the securities in the
Fund's portfolio and certain other services necessary for the management of the portfolio.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC ("EquityCompass Investment Management"
or the "Sub-Advisor") serves as the investment sub-advisor to the Fund.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Fund's investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

CHRISTOPHER M. MUTASCIO, SENIOR MANAGING DIRECTOR AND SENIOR PORTFOLIO MANAGER,
   EQUITYCOMPASS INVESTMENT MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Timothy
M. McCann has served as part of the portfolio management team of the Fund since
2017 and Christopher M. Mutascio has served as part of the portfolio management team of the Fund since 2020.


EQUITYCOMPASS RISK MANAGER ETF (ERM)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                           EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING             ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE        ACCOUNT VALUE        SIX MONTH        SIX MONTH
                                                 SEPTEMBER 1, 2022    FEBRUARY 28, 2023     PERIOD (a)      PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00            $1,031.90            0.65%            $3.27
Hypothetical (5% return before expenses)             $1,000.00            $1,021.57            0.65%            $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund may invest.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 49.4%
               AEROSPACE & DEFENSE -- 1.3%
          257  Boeing (The) Co. (a)                     $      51,798
          241  General Dynamics Corp.                          54,926
          121  Lockheed Martin Corp.                           57,386
          550  Raytheon Technologies Corp.                     53,950
                                                        -------------
                                                              218,060
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.7%
          291  FedEx Corp.                                     59,137
          309  United Parcel Service, Inc., Class B            56,389
                                                        -------------
                                                              115,526
                                                        -------------
               AIRLINES -- 0.3%
        1,078  Alaska Air Group, Inc. (a)                      51,561
                                                        -------------
               AUTO COMPONENTS -- 0.4%
        1,220  BorgWarner, Inc.                                61,342
                                                        -------------
               AUTOMOBILES -- 1.2%
        4,293  Ford Motor Co.                                  51,817
        1,508  General Motors Co.                              58,420
          379  Tesla, Inc. (a)                                 77,964
                                                        -------------
                                                              188,201
                                                        -------------
               BANKS -- 1.7%
        1,575  Bank of America Corp.                           54,022
        1,061  Citigroup, Inc.                                 53,782
          396  JPMorgan Chase & Co.                            56,767
        1,104  U.S. Bancorp                                    52,694
        1,216  Wells Fargo & Co.                               56,872
                                                        -------------
                                                              274,137
                                                        -------------
               BEVERAGES -- 1.0%
          905  Coca-Cola (The) Co.                             53,856
        1,045  Molson Coors Beverage Co.,
                  Class B                                      55,584
          321  PepsiCo, Inc.                                   55,703
                                                        -------------
                                                              165,143
                                                        -------------
               BIOTECHNOLOGY -- 1.0%
          371  AbbVie, Inc.                                    57,097
          212  Amgen, Inc.                                     49,112
          652  Gilead Sciences, Inc.                           52,505
                                                        -------------
                                                              158,714
                                                        -------------
               CAPITAL MARKETS -- 1.7%
        1,102  Bank of New York Mellon (The)
                  Corp.                                        56,069
           74  BlackRock, Inc.                                 51,018
          689  Charles Schwab (The) Corp.                      53,687
          157  Goldman Sachs Group (The), Inc.                 55,209
          576  Morgan Stanley                                  55,584
                                                        -------------
                                                              271,567
                                                        -------------
               CHEMICALS -- 0.7%
          946  Dow, Inc.                                       54,111
          168  Linde PLC                                       58,526
                                                        -------------
                                                              112,637
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT -- 1.0%
        1,148  Cisco Systems, Inc.                      $      55,586
          378  F5, Inc. (a)                                    54,047
        1,726  Juniper Networks, Inc.                          53,126
                                                        -------------
                                                              162,759
                                                        -------------
               CONSUMER FINANCE -- 0.7%
          351  American Express Co.                            61,070
          475  Capital One Financial Corp.                     51,813
                                                        -------------
                                                              112,883
                                                        -------------
               CONTAINERS & PACKAGING -- 0.6%
        1,054  Sealed Air Corp.                                51,245
        1,504  Westrock Co.                                    47,226
                                                        -------------
                                                               98,471
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
          176  Berkshire Hathaway, Inc.,
                  Class B (a)                                  53,712
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.6%
        2,694  AT&T, Inc.                                      50,944
        1,361  Verizon Communications, Inc.                    52,820
                                                        -------------
                                                              103,764
                                                        -------------
               ELECTRIC UTILITIES -- 1.6%
          543  Duke Energy Corp.                               51,183
        1,324  Exelon Corp.                                    53,476
          700  NextEra Energy, Inc.                            49,721
        1,669  NRG Energy, Inc.                                54,727
          818  Southern (The) Co.                              51,583
                                                        -------------
                                                              260,690
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
          615  Emerson Electric Co.                            50,867
          502  Generac Holdings, Inc. (a)                      60,245
                                                        -------------
                                                              111,112
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.6%
          975  Trimble, Inc. (a)                               50,759
          177  Zebra Technologies Corp.,
                  Class A (a)                                  53,144
                                                        -------------
                                                              103,903
                                                        -------------
               ENTERTAINMENT -- 0.9%
          716  Live Nation Entertainment, Inc. (a)             51,595
          151  Netflix, Inc. (a)                               48,642
          514  Walt Disney (The) Co. (a)                       51,199
                                                        -------------
                                                              151,436
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.3%
          254  American Tower Corp.                            50,295
          774  Boston Properties, Inc.                         50,681
          502  Federal Realty Investment Trust                 53,604
          438  Simon Property Group, Inc.                      53,475
                                                        -------------
                                                              208,055
                                                        -------------

Page 6                  See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING -- 1.0%
          111  Costco Wholesale Corp.                   $      53,744
        1,518  Walgreens Boots Alliance, Inc.                  53,935
          386  Walmart, Inc.                                   54,862
                                                        -------------
                                                              162,541
                                                        -------------
               FOOD PRODUCTS -- 0.7%
        1,379  Kraft Heinz (The) Co.                           53,698
          847  Mondelez International, Inc.,
                  Class A                                      55,208
                                                        -------------
                                                              108,906
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 1.0%
          496  Abbott Laboratories                             50,453
        1,509  DENTSPLY SIRONA, Inc.                           57,448
          678  Medtronic PLC                                   56,138
                                                        -------------
                                                              164,039
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.6%
          642  CVS Health Corp.                                53,633
          704  DaVita, Inc. (a)                                57,911
          663  Henry Schein, Inc. (a)                          51,919
          111  UnitedHealth Group, Inc.                        52,829
          375  Universal Health Services, Inc.,
                  Class B                                      50,089
                                                        -------------
                                                              266,381
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.4%
           23  Booking Holdings, Inc. (a)                      58,052
          201  McDonald's Corp.                                53,046
          515  Starbucks Corp.                                 52,576
          557  Wynn Resorts Ltd. (a)                           60,362
                                                        -------------
                                                              224,036
                                                        -------------
               HOUSEHOLD DURABLES -- 0.9%
          468  Mohawk Industries, Inc. (a)                     48,134
        3,550  Newell Brands, Inc.                             52,149
          358  Whirlpool Corp.                                 49,397
                                                        -------------
                                                              149,680
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.7%
          727  Colgate-Palmolive Co.                           53,289
          388  Procter & Gamble (The) Co.                      53,373
                                                        -------------
                                                              106,662
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 1.0%
          481  3M Co.                                          51,823
          678  General Electric Co.                            57,434
          265  Honeywell International, Inc.                   50,742
                                                        -------------
                                                              159,999
                                                        -------------
               INSURANCE -- 1.3%
          866  American International Group, Inc.              52,921
          420  Assurant, Inc.                                  53,504
        1,684  Lincoln National Corp.                          53,416
          768  MetLife, Inc.                                   55,089
                                                        -------------
                                                              214,930
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INTERACTIVE MEDIA & SERVICES -- 1.0%
          577  Alphabet, Inc., Class A (a)              $      51,965
        1,084  Match Group, Inc. (a)                           44,899
          386  Meta Platforms, Inc., Class A (a)               67,527
                                                        -------------
                                                              164,391
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 0.3%
          571  Amazon.com, Inc. (a)                            53,805
                                                        -------------
               IT SERVICES -- 2.3%
          201  Accenture PLC, Class A                          53,375
          275  FleetCor Technologies, Inc. (a)                 59,067
          389  International Business Machines
                  Corp.                                        50,298
          308  Jack Henry & Associates, Inc.                   50,586
          144  Mastercard, Inc., Class A                       51,162
          696  PayPal Holdings, Inc. (a)                       51,226
          245  Visa, Inc., Class A                             53,885
                                                        -------------
                                                              369,599
                                                        -------------
               LEISURE PRODUCTS -- 0.3%
          863  Hasbro, Inc.                                    47,474
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.9%
          227  Charles River Laboratories
                  International, Inc. (a)                      49,790
          207  Danaher Corp.                                   51,239
           95  Thermo Fisher Scientific, Inc.                  51,467
                                                        -------------
                                                              152,496
                                                        -------------
               MACHINERY -- 0.3%
          211  Caterpillar, Inc.                               50,545
                                                        -------------
               MEDIA -- 2.5%
          137  Charter Communications, Inc.,
                  Class A (a)                                  50,363
        1,373  Comcast Corp., Class A                          51,034
        3,779  DISH Network Corp., Class A (a)                 43,118
        1,627  Fox Corp., Class A                              56,978
        1,506  Interpublic Group of Cos. (The),
                  Inc.                                         53,523
        2,624  News Corp., Class B                             45,290
          633  Omnicom Group, Inc.                             57,331
        2,615  Paramount Global, Class B                       56,013
                                                        -------------
                                                              413,650
                                                        -------------
               MULTILINE RETAIL -- 0.4%
          336  Target Corp.                                    56,616
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.9%
        1,253  APA Corp.                                       48,090
          307  Chevron Corp.                                   49,356
          459  ConocoPhillips                                  47,438
        1,664  EQT Corp.                                       55,212
          486  Exxon Mobil Corp.                               53,416
          736  Targa Resources Corp.                           54,538
                                                        -------------
                                                              308,050
                                                        -------------

                        See Notes to   Financial Statements               Page 7


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS -- 2.3%
          752  Bristol-Myers Squibb Co.                 $      51,858
        1,102  Catalent, Inc. (a)                              75,179
          157  Eli Lilly & Co.                                 48,862
          324  Johnson & Johnson                               49,656
          501  Merck & Co., Inc.                               53,226
        1,772  Organon & Co.                                   43,396
        1,216  Pfizer, Inc.                                    49,333
                                                        -------------
                                                              371,510
                                                        -------------
               ROAD & RAIL -- 0.3%
          273  Union Pacific Corp.                             56,587
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.7%
          740  Advanced Micro Devices, Inc. (a)                58,149
           94  Broadcom, Inc.                                  55,863
        1,839  Intel Corp.                                     45,846
          287  NVIDIA Corp.                                    66,630
          501  Qorvo, Inc. (a)                                 50,546
          421  QUALCOMM, Inc.                                  52,006
          534  Teradyne, Inc.                                  54,009
          313  Texas Instruments, Inc.                         53,664
                                                        -------------
                                                              436,713
                                                        -------------
               SOFTWARE -- 2.3%
          153  Adobe, Inc. (a)                                 49,564
          775  Ceridian HCM Holding, Inc. (a)                  56,521
          227  Microsoft Corp.                                 56,618
          611  Oracle Corp.                                    53,402
          412  PTC, Inc. (a)                                   51,636
          353  Salesforce, Inc. (a)                            57,754
          173  Tyler Technologies, Inc. (a)                    55,576
                                                        -------------
                                                              381,071
                                                        -------------
               SPECIALTY RETAIL -- 1.0%
          371  Advance Auto Parts, Inc.                        53,780
          173  Home Depot (The), Inc.                          51,302
          267  Lowe's Cos., Inc.                               54,935
                                                        -------------
                                                              160,017
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.3%
          388  Apple, Inc.                              $      57,195
          825  NetApp, Inc.                                    53,254
          882  Seagate Technology Holdings PLC                 56,942
        1,331  Western Digital Corp. (a)                       51,217
                                                        -------------
                                                              218,608
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
          432  NIKE, Inc., Class B                             51,317
        1,264  Tapestry, Inc.                                  54,997
                                                        -------------
                                                              106,314
                                                        -------------
               TOBACCO -- 0.7%
        1,225  Altria Group, Inc.                              56,877
          530  Philip Morris International, Inc.               51,569
                                                        -------------
                                                              108,446
                                                        -------------
               WIRELESS TELECOMMUNICATION SERVICES
                  -- 0.3%
          370  T-Mobile US, Inc. (a)                           52,607
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 49.4%                                  8,049,346
               (Cost $7,260,362)                        -------------

               MONEY MARKET FUNDS -- 50.4%
    8,207,146  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                 8,207,146
               (Cost $8,207,146)                        -------------

               TOTAL INVESTMENTS -- 99.8%                  16,256,492
               (Cost $15,467,508)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          37,731
                                                        -------------
               NET ASSETS -- 100.0%                     $  16,294,223
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Common Stocks*..................................   $     8,049,346   $     8,049,346   $          --   $          --
Money Market Funds..............................         8,207,146         8,207,146              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $    16,256,492   $    16,256,492   $          --   $          --
                                                   =================================================================


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $     16,256,492
Dividends receivable...................................................                46,092
                                                                             ----------------
   Total Assets........................................................            16,302,584
                                                                             ----------------
LIABILITIES:
Investment advisory fees payable.......................................                 8,361
                                                                             ----------------
   Total Liabilities...................................................                 8,361
                                                                             ----------------
NET ASSETS.............................................................      $     16,294,223
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     35,253,521
Par value..............................................................                 7,289
Accumulated distributable earnings (loss)..............................           (18,966,587)
                                                                             ----------------
NET ASSETS.............................................................      $     16,294,223
                                                                             ================
NET ASSET VALUE, per share.............................................      $          22.35
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               728,888
                                                                             ----------------
Investments, at cost...................................................      $     15,467,508
                                                                             ================


                        See Notes to Financial Statements                 Page 9


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $        250,577
                                                                             ----------------
   Total investment income.............................................               250,577
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................                56,005
                                                                             ----------------
   Total expenses......................................................                56,005
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................               194,572
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               203,653
   In-kind redemptions.................................................               302,488
                                                                             ----------------
Net realized gain (loss)...............................................               506,141
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on investments....              (147,517)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               358,624
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $        553,196
                                                                             ================


Page 10                 See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 SIX MONTHS
                                                                    ENDED            YEAR
                                                                  2/28/2023          ENDED
                                                                 (UNAUDITED)       8/31/2022
                                                               ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $       194,572  $       274,319
Net realized gain (loss)..................................             506,141         (355,534)
Net change in unrealized appreciation (depreciation)......            (147,517)      (2,883,922)
                                                               ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................             553,196       (2,965,137)
                                                               ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (173,496)        (236,186)
                                                               ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................                  --        2,337,928
Proceeds from shares acquired through reorganization......                  --       12,184,043
Cost of shares redeemed...................................          (3,319,011)      (3,574,090)
                                                               ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (3,319,011)      10,947,881
                                                               ---------------  ---------------
Total increase (decrease) in net assets...................          (2,939,311)       7,746,558

NET ASSETS:
Beginning of period.......................................          19,233,534       11,486,976
                                                               ---------------  ---------------
End of period.............................................     $    16,294,223  $    19,233,534
                                                               ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................             878,888          450,002
Shares sold...............................................                  --          100,000
Shares issued through reorganization......................                  --          478,886
Shares redeemed...........................................            (150,000)        (150,000)
                                                               ---------------  ---------------
Shares outstanding, end of period.........................             728,888          878,888
                                                               ===============  ===============


                        See Notes to Financial Statements                Page 11


EQUITYCOMPASS RISK MANAGER ETF (ERM)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            SIX MONTHS
                                              ENDED                       YEAR ENDED AUGUST 31,
                                             2/28/202   ----------------------------------------------------------
                                            (UNAUDITED)    2022        2021        2020        2019        2018
                                            ----------  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period......   $  21.88    $  25.53    $  18.27    $  19.69    $  23.32    $  20.50
                                             --------    --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............       0.26        0.27        0.29        0.33        0.39        0.30
Net realized and unrealized gain (loss)...       0.43       (3.66)       7.24       (1.36)      (3.56)       2.80
                                             --------    --------    --------    --------    --------    --------
Total from investment operations..........       0.69       (3.39)       7.53       (1.03)      (3.17)       3.10
                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.....................      (0.22)      (0.26)      (0.27)      (0.39)      (0.46)      (0.28)
Net realized gain.........................         --          --          --          --       (0.00)(a)      --
                                             --------    --------    --------    --------    --------    --------
Total distributions.......................      (0.22)      (0.26)      (0.27)      (0.39)      (0.46)      (0.28)
                                             --------    --------    --------    --------    --------    --------
Net asset value, end of period............   $  22.35    $  21.88    $  25.53    $  18.27    $  19.69    $  23.32
                                             ========    ========    ========    ========    ========    ========
TOTAL RETURN (b)..........................       3.19%     (13.39)%     41.52%      (5.36)%    (13.68)%     15.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......   $ 16,294    $ 19,234    $ 11,487    $ 11,875    $ 20,669    $ 27,988
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c).............................       0.65% (d)   0.65%       0.65%       0.65%       0.65%       0.65%
Ratio of net expenses to average net
   assets (c).............................       0.65% (d)   0.65%       0.65%       0.65%       0.59%       0.64%
Ratio of net investment income (loss) to
   average net assets.....................       2.26% (d)   1.33%       1.27%       1.61%       1.89%       1.52%
Portfolio turnover rate (e)...............         26%        120%         79%         81%        207%        121%


(a)   Amount is less than $0.01.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers EquityCompass Risk Manager ETF (the "Fund"), which trades under the ticker "ERM" on the NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as
"Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange.
During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (the
"Sub-Advisor"), the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short Maturity ETF
("FTSM"). Certain of the ETFs in which the Fund invests may be advised by First
Trust Advisors L.P. ("First Trust" or the "Advisor").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust, in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

                                                                         Page 14


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended August 31,
2022 was as follows:

Distributions paid from:
Ordinary income                            $      236,186
Capital gains                                          --
Return of capital                                      --

As of August 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income              $       65,881
Accumulated capital and other gain (loss)     (19,839,891)
Net unrealized appreciation (depreciation)     (1,493,783)

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019,
2020, 2021, and 2022 remain open to federal and state audit. As of February 28,
2023, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. As of August 31, 2022, the
Fund had non-expiring capital loss carryforwards available for federal income tax purposes of $19,839,891. Of these losses, $4,689,721 is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $164,868 per year.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2022, the Fund had no net late year ordinary or capital losses.

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross                  Gross             Net Unrealized
                                Unrealized             Unrealized            Appreciation
       Tax Cost                Appreciation          (Depreciation)         (Depreciation)
    ---------------------  ---------------------  ---------------------  ---------------------
        $  15,467,508          $   1,209,128          $    (420,144)         $     788,984


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule
12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at a certain levels of the Fund's net assets
("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                 0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion         0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion         0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion        0.60125%
Fund net assets greater than $10 billion                                         0.58500%


In addition, the Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Fund and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in the Fund's investment portfolio. Pursuant to the Sub-Advisory
Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor's fees are paid by the Advisor out of the Advisor's management fee. Effective November
1, 2022, in connection with the introduction of the breakpoints discussed above, the Sub-Advisory Agreement was amended to introduce breakpoints with respect to the calculation of the Fund's investment sub-advisory fee. Accordingly, the investment sub-advisory fee paid to the Sub-Advisor will be reduced and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                 0.25000%
Fund net assets greater than $2.5 billion up to and including $5 billion         0.24375%
Fund net assets greater than $5 billion up to and including $7.5 billion         0.23750%
Fund net assets greater than $7.5 billion up to and including $10 billion        0.23125%
Fund net assets greater than $10 billion                                         0.22500%


Prior to November 1, 2022, for the Fund, the Sub-Advisor received a sub-advisory fee equal to 0.25% of the Fund's average daily net assets. Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust.
This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Fund's management agreement with First Trust. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

                               4. REORGANIZATION

On December 7, 2020, the Board of Trustees of EquityCompass Tactical Risk
Manager ETF ("TERM") and ERM approved a reorganization of ERM with TERM. The reorganization was completed on October 18, 2021. ERM was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of TERM were transferred to, and the liabilities of TERM were assumed by ERM in exchange for shares of ERM. The cost of the investments received from TERM was carried forward to ERM for U.S. GAAP and tax purposes. The ERM shares were then distributed to TERM shareholders and the separate existence of TERM ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on September 13, 2021, by the shareholders of TERM.
When the reorganization occurred, the transactions were based on the relative
NAVs of TERM and ERM.

The following table summarizes the asset transfers and conversion ratios for the reorganization.


                             Net Assets on   Unrealized     Accumulated      Shares      Acquiring                Net Assets on
  Acquired       Shares       October 15,    Appreciation  Net Realized    Conversion   (Surviving)    Shares      October 15,
    Fund        Redeemed         2021       (Depreciation)  Gain (Loss)      Ratio         Fund        Issued*        2021**
--------------------------------------------------------------------------------------------------------------------------------
    TERM         550,002     $  12,184,063  $   1,921,506  $ (14,628,719)   0.870700        ERM        478,887    $   11,449,161


*     Amount includes 1 share that was distributed in lieu of cash.

**    Amount reflects net assets of ERM prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period September 1, 2021 to October 15, 2021, and the operations of ERM, the
Acquiring (Surviving) Fund, for the fiscal year ended August 31, 2022, as presented in the Statement of Operations and the combined Acquired and Acquiring
(Surviving) Funds' pro-forma results of operations for the fiscal year ended
August 31, 2022, assuming the acquisition had been completed on September 1,
2021.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of TERM that have been included in ERM's Statement of Operations since October 15, 2021.


                                                                            Net Realized
                                                                           and Change in    Net Increase
                                                                Net          Unrealized      (Decrease)
                                                             Investment     Gain (Loss)         from
                                                               Income      on Investments    Operations
                                                           --------------  --------------  --------------
Acquired Fund for the period September 1, 2021 to
   October 15, 2021
   TERM                                                     $     17,515    $    (55,285)   $    (37,770)
Acquiring Fund for the fiscal year ended
   August 31, 2022
   ERM                                                           274,319      (3,239,456)     (2,965,137)
                                                            ------------    ------------    ------------
Combined Total                                              $    291,834    $ (3,294,741)   $ (3,002,907)
                                                            ============    ============    ============


                      5. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $2,280,732 and $2,509,353, respectively.

For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $1,655,397, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

                                                                         Page 21


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      EQUITYCOMPASS RISK MANAGER ETF (ERM)
                         FEBRUARY 28, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Advisory Agreement Amendment") of the Investment Management Agreement (the
"Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the amendment (the "Sub-Advisory Agreement Amendment" and together with the Advisory
Agreement Amendment, the "Amendments") of the Investment Sub-Advisory Agreement
(the "Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, the Advisor and EquityCompass Investment
Management, LLC (the "Sub-Advisor") on behalf of the EquityCompass Risk Manager
ETF (the "Fund").

The Board approved the Amendments at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the
Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Advisory Agreement Amendment, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for the Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. In reviewing the
Sub-Advisory Agreement Amendment, the Board considered that the purpose of the
Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for the
Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the Advisory Agreement Amendment. The Board noted the
Advisor's representations that the quality and quantity of the services provided to the Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the Advisory Agreement Amendment and the Sub-Advisory Agreement Amendment, and
that the obligations of the Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreements for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreements were fair and reasonable and that the continuation of the
Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of the Fund.


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

                      This page intentionally left blank.


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
One South Street, 16th Floor
Baltimore, MD 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)

        FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

        FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)

        FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)

        FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

        FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

        FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

        FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

        FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

        FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)

        FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

        FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)

        FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter..........................................................   2
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------
TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - January
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 19.04% (before fees, expenses and taxes) and 18.19% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from January
23, 2023 to January 19, 2024 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FJAN."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (1/15/21)          (1/15/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             5.10%       -0.47%          5.98%             13.11%
Market Price                                                    5.26%       -0.32%          6.01%             13.17%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          2.49%              5.36%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 15, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
              Buffer ETF - January            Price Return
1/15/21             $10,000                     $10,000
2/28/21              10,053                      10,114
8/31/21              11,101                      12,002
2/28/22              11,364                      11,607
8/31/22              10,762                      10,496
2/28/23              11,311                      10,536


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to January 23, 2023, the Fund's investment objective included an upside cap of 14.20% (before fees, expenses and taxes) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of January 24, 2022 to January 20, 2023.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
January (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.70% (before fees, expenses and taxes) and 13.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from January 23, 2023 to January 19, 2024 (the "Outcome
Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJAN."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (1/15/21)          (1/15/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             -0.88%      -5.43%          0.64%              1.36%
Market Price                                                    -1.01%      -5.52%          0.61%              1.30%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                  0.38%      -9.23%          2.49%              5.36%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 15, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - January         Price Return
1/15/21             $10,000                     $10,000
2/28/21              10,033                      10,114
8/31/21              10,625                      12,002
2/28/22              10,719                      11,607
8/31/22              10,226                      10,496
2/28/23              10,136                      10,536


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to January 23, 2023, the Fund's investment objective included an upside cap of 9.03% (before fees, expenses and taxes) and 8.18% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of January 24, 2022 to January 20, 2023.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - February
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 19.25% (before fees, expenses and taxes) and 18.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
February 21, 2023 to February 16, 2024 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FFEB."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (2/21/20)          (2/21/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.62%       -2.73%          5.81%             18.58%
Market Price                                                    2.77%       -2.75%          5.80%             18.55%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          5.92%             18.95%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  FEBRUARY 21, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - February         Price Return
2/21/20             $10,000                  $10,000
2/29/20               9,214                    8,851
8/31/20              10,260                   10,488
2/28/21              10,825                   11,418
8/31/21              12,210                   13,550
2/28/22              12,190                   13,104
8/31/22              11,555                   11,849
2/28/23              11,858                   11,895


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to February 21, 2023, the Fund's investment objective included an upside cap of 14.25% (before fees, expenses and taxes) and 13.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2022 to February 17, 2023.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
February (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.97% (before fees, expenses and taxes) and 14.12% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from February 21, 2023 to February 16, 2024 (the "Outcome
Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DFEB."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (2/21/20)          (2/21/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             -3.15%      -7.14%          2.33%              7.20%
Market Price                                                    -2.98%      -7.22%          2.33%              7.20%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                  0.38%      -9.23%          5.92%             18.95%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JANUARY 15, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - February        Price Return
2/21/20             $10,000                     $10,000
2/29/20               9,462                       8,851
8/31/20              10,182                      10,488
2/28/21              10,600                      11,418
8/31/21              11,304                      13,550
2/28/22              11,545                      13,104
8/31/22              11,069                      11,849
2/28/23              10,720                      11,895


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to February 21, 2023, the Fund's investment objective included an upside cap of 9.30% (before fees, expenses and taxes) and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2022 to February 17, 2023.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - March (the
"Fund") is to seek to provide investors with returns that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a
predetermined upside cap of 14.78% (before fees and expenses) and 13.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of
Underlying ETF losses, over the period from March 21, 2022 to March 17, 2023
(the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FMAR."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (3/19/21)          (3/19/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             3.93%       -0.18%          4.93%              9.83%
Market Price                                                    4.35%        0.06%          5.06%             10.10%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          0.75%              1.46%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   MARCH 19, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - March             Price Return
3/19/21             $10,000                     $10,000
8/31/21              10,946                      11,558
2/28/22              11,003                      11,178
8/31/22              10,568                      10,107
2/28/23              10,983                      10,146


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to March 21, 2022, the Fund's investment objective included an upside cap of 14.20% (before fees and expenses) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of March 22, 2021 to March 18, 2022.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - March
(the "Fund") is to seek to provide investors with returns that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a
predetermined upside cap of 10.02% (before fees and expenses) and 9.17% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from March 21, 2022 to March 17, 2023
(the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DMAR."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (3/19/21)          (3/19/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             -0.43%      -4.58%          1.09%              2.13%
Market Price                                                    -0.53%      -4.52%          1.07%              2.09%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                  0.38%      -9.23%          0.75%              1.46%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   MARCH 19, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - March           Price Return
3/19/21             $10,000                     $10,000
8/31/21              10,625                      11,558
2/28/22              10,703                      11,178
8/31/22              10,257                      10,107
2/28/23              10,213                      10,146


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to March 21, 2022, the Fund's investment objective included an upside cap of 9.30% (before fees and expenses) and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of March 22, 2021 to March 18, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - April (the
"Fund") is to seek to provide investors with returns that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a
predetermined upside cap of 16.35% (before fees and expenses) and 15.48% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of
Underlying ETF losses, over the period from April 18, 2022 to April 21, 2023
(the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FAPR."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (4/16/21)          (4/16/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.76%       -3.85%           0.30%             0.57%
Market Price                                                    3.13%       -3.72%           0.41%             0.77%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          -2.78%            -5.14%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 16, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - April             Price Return
4/16/21             $10,000                     $10,000
8/31/21              10,556                      10,806
2/28/22              10,460                      10,450
8/31/22               9,787                       9,449
2/28/23              10,057                       9,486


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to April 18, 2022, the Fund's investment objective included an upside cap of 12.00% (before fees and expenses) and 11.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of April 19, 2021 to April 14, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - April
(the "Fund") is to seek to provide investors with returns that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the "Underlying ETF"), up to a
predetermined upside cap of 10.96% (before fees and expenses) and 10.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from April 18, 2022 to April 21, 2023
(the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DAPR."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (4/16/21)          (4/16/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             -1.14%      -4.46%          -0.91%            -1.70%
Market Price                                                    -0.91%      -4.46%          -0.86%            -1.60%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          -2.78%            -5.14%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 16, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - April        Price Return
4/16/21             $10,000                     $10,000
8/31/21              10,346                      10,806
2/28/22              10,289                      10,450
8/31/22               9,943                       9,449
2/28/23               9,830                       9,486


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to April 18, 2022, the Fund's investment objective included an upside cap of 7.50% (before fees and expenses) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of April 19, 2021 to April 14, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - May (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 20.45% (before fees, expenses and taxes) and 19.60% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 23,
2022 to May 19, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome
Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FMAY."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (5/15/20)          (5/15/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             0.78%       -2.84%           6.27%            18.49%
Market Price                                                    1.04%       -2.86%           6.28%            18.52%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          12.41%            38.64%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 15, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
                Buffer ETF - May              Price Return
5/15/20             $10,000                     $10,000
8/31/20              11,032                      12,223
2/28/21              11,453                      13,308
8/31/21              12,291                      15,793
2/28/22              12,195                      15,273
8/31/22              11,757                      13,810
2/28/23              11,849                      13,864


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to May 23, 2022, the Fund's investment objective included an upside cap of 12.50% (before fees, expenses and taxes) and 11.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of May 24, 2021 to May 20, 2022.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - May
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 13.93% (before fees, expenses and taxes) and 13.08% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from May
23, 2022 to May 19, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "DMAY."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (5/15/20)          (5/15/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             0.54%       -6.80%           1.66%             4.71%
Market Price                                                    0.76%       -6.72%           1.66%             4.71%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          12.41%            38.64%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 15, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Deep Buffer ETF - May            Price Return
5/15/20             $10,000                     $10,000
8/31/20              10,596                      12,223
2/28/21              10,843                      13,308
8/31/21              11,284                      15,793
2/28/22              11,235                      15,273
8/31/22              10,414                      13,810
2/28/23              10,471                      13,864


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to May 23, 2022, the Fund's investment objective included an upside cap of 7.60% (before fees, expenses and taxes) and 6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of May 24, 2021 to May 20, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - June (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 22.20% (before fees, expenses and taxes) and 21.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June
21, 2022 to June 16, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FJUN."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (6/19/20)          (6/19/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.01%        0.92%          7.90%             22.74%
Market Price                                                    2.45%        0.95%          7.96%             22.94%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          9.64%             28.16%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JUNE 19, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - June              Price Return
5/19/20             $10,000                     $10,000
8/31/20              10,764                      11,300
2/28/21              11,342                      12,303
8/31/21              12,254                      14,600
2/28/22              12,161                      14,120
8/31/22              12,032                      12,767
2/28/23              12,274                      12,816


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to June 21, 2022, the Fund's investment objective included an upside cap of 11.70% (before fees, expenses and taxes) and 10.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of June 21, 2021 to June 17, 2022.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - June
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 15.59% (before fees, expenses and taxes) and 14.74% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
June 21, 2022 to June 16, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "DJUN."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (6/19/20)          (6/19/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.34%       -1.92%          3.51%              9.75%
Market Price                                                    2.66%       -1.92%          3.50%              9.72%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          9.64%             28.16%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JUNE 19, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Deep Buffer ETF - June           Price Return
6/19/20             $10,000                     $10,000
8/31/20              10,453                      11,300
2/28/21              10,751                      12,303
8/31/21              11,253                      14,600
2/28/22              11,190                      14,120
8/31/22              10,723                      12,767
2/28/23              10,975                      12,816


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to June 21, 2022, the Fund's investment objective included an upside cap of 7.06% (before fees, expenses and taxes) and 6.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of June 21, 2021 to June 17, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - July (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 21.30% (before fees, expenses and taxes) and 20.44% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July
18, 2022 to July 21, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FJUL."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (7/17/20)          (7/17/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             1.64%        0.48%          6.10%             16.77%
Market Price                                                    1.85%        0.28%          6.04%             16.60%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          8.26%             23.12%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 17, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
               Buffer ETF - July              Price Return
7/17/20             $10,000                     $10,000
8/31/20              10,453                      10,855
2/28/21              10,992                      11,819
8/31/21              11,782                      14,025
2/28/22              11,620                      13,564
8/31/22              11,488                      12,265
2/28/23              11,677                      12,312


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to July 18, 2022, the Fund's investment objective included an upside cap of 11.70% (before fees, expenses and taxes) and 10.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of July 19, 2021 to July 15, 2022.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - July
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 15.02% (before fees, expenses and taxes) and 14.16% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
July 18, 2022 to July 21, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "DJUL."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (7/17/20)          (7/17/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             1.38%       -3.93%          1.63%              4.33%
Market Price                                                    1.61%       -4.02%          1.61%              4.27%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          8.26%             23.12%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    JULY 17, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Deep Buffer ETF - July           Price Return
7/17/20             $10,000                     $10,000
8/31/20              10,238                      10,855
2/28/21              10,546                      11,819
8/31/21              10,969                      14,025
2/28/22              10,860                      13,564
8/31/22              10,291                      12,265
2/28/23              10,433                      12,312


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to July 18, 2022, the Fund's investment objective included an upside cap of 7.30% (before fees, expenses and taxes) and 6.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of July 19, 2021 to July 15, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - August
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 20.46% (before fees, expenses and taxes) and 19.61% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August
22, 2022 to August 18, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FAUG."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (11/6/19)          (11/6/19)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             0.93%       -4.01%          5.22%             18.37%
Market Price                                                    1.31%       -3.76%          5.21%             18.34%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          8.00%             29.04%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  NOVEMBER 6, 2019 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
              Buffer ETF - August             Price Return
11/6/19             $10,000                     $10,000
2/29/20               9,764                       9,602
8/31/20              10,947                      11,377
2/28/21              11,615                      12,387
8/31/21              12,458                      14,699
2/28/22              12,332                      14,216
8/31/22              11,728                      12,854
2/28/23              11,837                      12,904


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to August 22, 2022, the Fund's investment objective included an upside cap of 11.64% (before fees, expenses and taxes) and 10.79% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of August 23, 2021 to August 19, 2022.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
August (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.47% (before fees, expenses and taxes) and 13.62% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from August 22, 2022 to August 18, 2023 (the "Outcome Period").*
Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DAUG."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (11/6/19)          (11/6/19)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             -0.32%      -8.30%          1.37%              4.62%
Market Price                                                     0.13%      -8.16%          1.39%              4.68%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                  0.38%      -9.23%          8.00%             29.04%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  NOVEMBER 6, 2019 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - August          Price Return
11/6/19             $10,000                     $10,000
2/29/20               9,804                       9,602
8/31/20              10,681                      11,377
2/28/21              11,056                      12,387
8/31/21              11,548                      14,699
2/28/22              11,409                      14,216
8/31/22              10,495                      12,854
2/28/23              10,462                      12,904


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to August 22, 2022, the Fund's investment objective included an upside cap of 7.37% (before fees, expenses and taxes) and 6.52% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of August 23, 2021 to August 19, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - September
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 23.41% (before fees, expenses and taxes) and 22.56% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
September 19, 2022 to September 15, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FSEP."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (9/18/20)          (9/18/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             3.03%       -0.12%          6.08%             15.52%
Market Price                                                    2.90%       -0.09%          6.09%             15.56%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          7.59%             19.60%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 SEPTEMBER 18, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - September           Price Return
9/18/20             $10,000                     $10,000
2/28/21              10,887                      11,481
8/31/21              11,576                      13,625
2/28/22              11,566                      13,177
8/31/22              11,213                      11,915
2/28/23              11,552                      11,960


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to September 19, 2022, the Fund's investment objective included an upside cap of 12.20% (before fees, expenses and taxes) and 11.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 20, 2021 to September 16, 2022.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
September (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R)
ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 16.98%
(before fees, expenses and taxes) and 16.13% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from September 19, 2022 to September 15, 2023 (the "Outcome
Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DSEP."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (9/18/20)          (9/18/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.83%       -2.67%          2.07%              5.14%
Market Price                                                    2.83%       -2.86%          2.07%              5.14%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          7.59%             19.60%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 SEPTEMBER 18, 2020 - FEBRUARY 28, 2023

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - September       Price Return
9/18/20             #10,000                     #10,000
2/28/21              10,494                      11,481
8/31/21              10,853                      13,625
2/28/22              10,803                      13,177
8/31/22              10,225                      11,915
2/28/23              10,514                      11,960


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to September 19, 2022, the Fund's investment objective included an upside cap of 7.43% (before fees, expenses and taxes) and 6.58% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 20, 2021 to September 16, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - October
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 27.12% (before fees, expenses and taxes) and 26.27% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from October
24, 2022 to October 20, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FOCT."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (10/16/20)        (10/16/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             3.68%       -0.32%          5.75%             14.16%
Market Price                                                    3.59%       -0.29%          5.70%             14.03%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          5.67%             13.96%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  OCTOBER 16, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
              Buffer ETF - October            Price Return
10/16/20            $10,000                     $10,000
2/28/21              10,639                      10,940
8/31/21              11,517                      12,982
2/28/22              11,453                      12,555
8/31/22              11,011                      11,353
2/28/23              11,416                      11,396


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to October 24, 2022, the Fund's investment objective included an upside cap of 11.70% (before fees, expenses and taxes) and 10.84% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 18, 2021 to October 21, 2022.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
October (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 19.20% (before fees, expenses and taxes) and 18.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from October 24, 2022 to October 20, 2023 (the "Outcome
Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DOCT."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (10/16/20)        (10/16/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             4.97%        0.00%          3.11%              7.53%
Market Price                                                    4.97%       -0.16%          3.10%              7.50%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          5.67%             13.96%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  OCTOBER 16, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
            Deep Buffer ETF - October         Price Return
10/16/20            $10,000                     $10,000
2/28/21              10,372                      10,940
8/31/21              10,850                      12,982
2/28/22              10,753                      12,555
8/31/22              10,244                      11,353
2/28/23              10,753                      11,396


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to October 24, 2022, the Fund's investment objective included an upside cap of 7.22% (before fees, expenses and taxes) and 6.36% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 18, 2021 to October 21, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - November
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 23.77% (before fees, expenses and taxes) and 22.92% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
November 21, 2022 to November 17, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FNOV."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (11/15/19)        (11/15/19)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.93%       -1.03%          5.60%             19.63%
Market Price                                                    2.90%       -1.14%          5.59%             19.57%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          7.60%             27.23%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  NOVEMBER 15, 2019 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - November            Price Return
11/15/19            $10,000                     $10,000
2/29/20               9,705                       9,467
8/31/20              10,762                      11,217
2/28/21              11,603                      12,213
8/31/21              12,533                      14,494
2/28/22              12,088                      14,017
8/31/22              11,623                      12,674
2/28/23              11,963                      12,723


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to November 21, 2022, the Fund's investment objective included an upside cap of 12.10% (before fees, expenses and taxes) and 11.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 22, 2021 to November 18, 2022.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
November (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 17.19% (before fees, expenses and taxes) and 16.34% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from November 21, 2022 to November 17, 2023 (the "Outcome
Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DNOV."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (11/15/19)        (11/15/19)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             2.01%       -1.82%          2.81%              9.53%
Market Price                                                    1.98%       -1.93%          2.80%              9.49%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          7.60%             27.23%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  NOVEMBER 15, 2019 - FEBRUARY 28, 2023

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - November        Price Return
11/15/19            $10,000                     $10,000
2/29/20               9,705                       9,467
8/31/20              10,504                      11,217
2/28/21              10,949                      12,213
8/31/21              11,453                      14,494
2/28/22              11,155                      14,017
8/31/22              10,736                      12,674
2/28/23              10,953                      12,723


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to November 21, 2022, the Fund's investment objective included an upside cap of 7.60% (before fees, expenses and taxes) and 6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 22, 2021 to November 18, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - December
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 23.10% (before fees, expenses and taxes) and 22.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
December 19, 2022 to December 15, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome
Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FDEC."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (12/18/20)        (12/18/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             3.41%       -1.71%          3.68%              8.26%
Market Price                                                    3.38%       -1.41%          3.65%              8.19%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          3.14%              7.03%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  DECEMBER 18, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest U.S. Equity       S&P 500(R) Index -
             Buffer ETF - December            Price Return
12/18/20            $10,000                     $10,000
2/28/21              10,195                      10,274
8/31/21              11,160                      12,192
2/28/22              11,014                      11,791
8/31/22              10,469                      10,662
2/28/23              10,826                      10,703


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 19, 2022, the Fund's investment objective included an upside cap of 13.10% (before fees, expenses and taxes) and 12.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 20, 2021 to December 16, 2022.

                                                                         Page 25


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
December (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 16.68% (before fees, expenses and taxes) and 15.83% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from December 19, 2022 to December 15, 2023 (the "Outcome
Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DDEC."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (12/18/20)        (12/18/20)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             3.09%       -1.38%          1.59%              3.53%
Market Price                                                    3.09%       -1.35%          1.61%              3.57%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%          3.14%              7.03%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  DECEMBER 18, 2020 - FEBRUARY 28, 2023

             FT Cboe Vest U.S. Equity      S&P 500(R) Index -
            Deep Buffer ETF - December        Price Return
12/18/20            $10,000                     $10,000
2/28/21              10,089                      10,274
8/31/21              10,634                      12,192
2/28/22              10,499                      11,791
8/31/22              10,043                      10,662
2/28/23              10,353                      10,703


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 19, 2022, the Fund's investment objective included an upside cap of 8.10% (before fees, expenses and taxes) and 7.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 20, 2021 to December 16, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT)

The investment objective of the FT Cboe Vest Buffered Allocation Defensive ETF
(the "Fund") is to seek to provide investors with capital preservation. The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds that seek to provide investors with returns (before fees and expense) based on the price return of the SPDR(R) S&P 500(R) ETF Trust
("SPY"), up to a predetermined upside cap, while providing a defined buffer against losses of SPY over a defined one-year period (the "Underlying ETFs").
Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First
Trust Advisors L.P. and sub-advised by Cboe Vest(SM) Financial LLC. PDR
Services, LLC serves as SPY's sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500(R) Index. Unlike the
Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The buffer is provided only by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited to the caps of the Underlying ETFs.
The Fund is classified as non-diversified under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc., under the ticker symbol "BUFT."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (10/26/21)        (10/26/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             0.16%       -5.32%          -4.96%             -6.60%
Market Price                                                    0.21%       -5.42%          -4.99%             -6.65%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%         -10.02%            -13.22%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  OCTOBER 26, 2021 - FEBRUARY 28, 2023

             FT Cboe Vest Buffered         S&P 500(R) Index -
            Allocation Defensive ETF          Price Return
10/26/21            $10,000                     $10,000
2/28/22               9,865                       9,561
8/31/22               9,325                       8,645
2/28/23               9,340                       8,678


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 27


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG)

The investment objective of the FT Cboe Vest Buffered Allocation Growth ETF (the
"Fund") is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds that seek to provide investors with returns (before fees and expense) based on the price return of the SPDR(R) S&P 500(R) ETF Trust
("SPY"), up to a predetermined upside cap, while providing a defined buffer against losses of SPY over a defined one-year period (the "Underlying ETFs").
Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First
Trust Advisors L.P. and sub-advised by Cboe Vest(SM) Financial LLC. PDR
Services, LLC serves as SPY's sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500(R) Index. Unlike the
Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The buffer is provided only by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited to the caps of the Underlying ETFs.
The Fund is classified as non-diversified under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc., under the ticker symbol "BUFG."


------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------
                                                                                        AVERAGE ANNUAL      CUMULATIVE
                                                                                        TOTAL RETURNS      TOTAL RETURNS
                                                               6 Months     1 Year        Inception          Inception
                                                                Ended        Ended        (10/26/21)        (10/26/21)
                                                               2/28/23      2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                             1.93%       -4.54%          -5.64%             -7.50%
Market Price                                                    1.82%       -4.59%          -5.72%             -7.60%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                 0.38%       -9.23%         -10.02%            -13.22%
------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 29.)


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  OCTOBER 26, 2021 - FEBRUARY 28, 2023

             FT Cboe Vest Buffered         S&P 500(R) Index -
             Allocation Growth ETF            Price Return
10/26/21            $10,000                     $10,000
2/28/22               9,690                       9,561
8/31/22               9,075                       8,645
2/28/23               9,250                       8,678


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                         Page 29


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest U.S. Equity Buffer - January ("FJAN"), FT Cboe Vest U.S.
Equity Deep Buffer ETF - January ("DJAN"), FT Cboe Vest U.S. Equity Buffer ETF -
February ("FFEB"), FT Cboe Vest U.S. Equity Deep Buffer ETF - February ("DFEB"),
FT Cboe Vest U.S. Equity Buffer - March ("FMAR"), FT Cboe Vest U.S. Equity Deep
Buffer ETF - March ("DMAR"), FT Cboe Vest U.S. Equity Buffer ETF - April
("FAPR"), FT Cboe Vest Equity U.S. Deep Buffer - April ("DAPR"), FT Cboe Vest
U.S. Equity Buffer - May ("FMAY"), FT Cboe Vest U.S. Equity Deep Buffer ETF -
May ("DMAY"), FT Cboe Vest U.S. Equity Buffer ETF - June ("FJUN"), FT Cboe Vest
U.S. Equity Deep Buffer ETF - June ("DJUN"), FT Cboe Vest U.S. Equity Buffer -
July ("FJUL"), FT Cboe Vest U.S. Equity Deep Buffer ETF - July ("DJUL"), FT Cboe
Vest U.S. Equity Buffer ETF - August ("FAUG"), FT Cboe Vest Equity U.S. Deep
Buffer - August ("DAUG"), FT Cboe Vest U.S. Equity Buffer - September ("FSEP"),
FT Cboe Vest U.S. Equity Deep Buffer ETF - September ("DSEP"), FT Cboe Vest U.S.
Equity Buffer ETF - October ("FOCT"), FT Cboe Vest U.S. Equity Deep Buffer ETF -
October ("DOCT"), FT Cboe Vest U.S. Equity Buffer - November ("FNOV"), FT Cboe
Vest U.S. Equity Deep Buffer ETF - November ("DNOV"), FT Cboe Vest U.S. Equity
Buffer ETF - December ("FDEC"), FT Cboe Vest Equity U.S. Deep Buffer - December
("DDEC"), FT Cboe Vest Buffered Allocation Defensive ETF ("BUFT"), and FT Cboe
Vest Buffered Allocation Growth ETF ("BUFG") (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each
Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240,
McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $10.8 billion under management or committed to management as of February 28, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest U.S. Equity Buffer ETF - January, FT Cboe Vest
U.S. Equity Deep Buffer ETF - January, FT Cboe Vest U.S. Equity Buffer ETF -
February, FT Cboe Vest U.S. Equity Deep Buffer ETF - February, FT Cboe Vest U.S.
Equity Buffer ETF - March, FT Cboe Vest U.S. Equity Deep Buffer ETF - March, FT
Cboe Vest U.S. Equity Buffer ETF - April, FT Cboe Vest U.S. Equity Deep Buffer
ETF - April, FT Cboe Vest U.S. Equity Buffer ETF - May, FT Cboe Vest U.S. Equity
Deep Buffer ETF - May, FT Cboe Vest U.S. Equity Buffer ETF - June, FT Cboe Vest
U.S. Equity Deep Buffer ETF - June, FT Cboe Vest U.S. Equity Buffer ETF - July,
FT Cboe Vest U.S. Equity Deep Buffer ETF - July, FT Cboe Vest U.S. Equity Buffer
ETF - August, FT Cboe Vest U.S. Equity Deep Buffer ETF - August, FT Cboe Vest
U.S. Equity Buffer ETF - September, FT Cboe Vest U.S. Equity Deep Buffer ETF -
September, FT Cboe Vest U.S. Equity Buffer ETF - October, FT Cboe Vest U.S.
Equity Deep Buffer ETF - October, FT Cboe Vest U.S. Equity Buffer ETF -
November, FT Cboe Vest U.S. Equity Deep Buffer ETF - November, FT Cboe Vest U.S.
Equity Buffer ETF - December, FT Cboe Vest U.S. Equity Deep Buffer ETF -
December, FT Cboe Vest Buffered Allocation Defensive ETF or FT Cboe Vest
Buffered Allocation Growth ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2022     FEBRUARY 28, 2023        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)
Actual                                               $1,000.00             $1,051.00             0.85%             $4.32
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)
Actual                                               $1,000.00             $  991.20             0.85%             $4.20
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
Actual                                               $1,000.00             $1,026.20             0.85%             $4.27
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
Actual                                               $1,000.00             $  968.50             0.85%             $4.15
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26


                                                                         Page 31


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2022     FEBRUARY 28, 2023        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)
Actual                                               $1,000.00             $1,039.30             0.85%             $4.30
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)
Actual                                               $1,000.00             $  995.70             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)
Actual                                               $1,000.00             $1,027.60             0.85%             $4.27
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)
Actual                                               $1,000.00             $  988.60             0.85%             $4.19
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)
Actual                                               $1,000.00             $1,007.80             0.85%             $4.23
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
Actual                                               $1,000.00             $1,005.40             0.85%             $4.23
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
Actual                                               $1,000.00             $1,020.10             0.85%             $4.26
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
Actual                                               $1,000.00             $1,023.40             0.85%             $4.26
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
Actual                                               $1,000.00             $1,016.40             0.85%             $4.25
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
Actual                                               $1,000.00             $1,013.80             0.85%             $4.24
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
Actual                                               $1,000.00             $1,009.30             0.85%             $4.23
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
Actual                                               $1,000.00             $  996.80             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)
Actual                                               $1,000.00             $1,030.30             0.85%             $4.28
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)
Actual                                               $1,000.00             $1,028.30             0.85%             $4.27
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26



FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2022     FEBRUARY 28, 2023        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)
Actual                                               $1,000.00             $1,036.80             0.85%             $4.29
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)
Actual                                               $1,000.00             $1,049.70             0.85%             $4.32
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
Actual                                               $1,000.00             $1,029.30             0.85%             $4.28
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
Actual                                               $1,000.00             $1,020.10             0.85%             $4.26
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)
Actual                                               $1,000.00             $1,034.10             0.85%             $4.29
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)
Actual                                               $1,000.00             $1,030.90             0.85%             $4.28
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT) (b)
Actual                                               $1,000.00             $1,001.60             0.20%             $0.99
Hypothetical (5% return before expenses)             $1,000.00             $1,023.80             0.20%             $1.00

FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG) (b)
Actual                                               $1,000.00             $1,019.30             0.20%             $1.00
Hypothetical (5% return before expenses)             $1,000.00             $1,023.80             0.20%             $1.00


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

                                                                         Page 33


FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

     2,762,413  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,762,413
                (Cost $2,762,413)                                                                                --------------

                TOTAL INVESTMENTS -- 1.1%......................................................................       2,762,413
                (Cost $2,762,413)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.3%

CALL OPTIONS PURCHASED -- 97.5%
         6,254  SPDR(R) S&P 500(R) ETF Trust.......................   $ 247,821,004   $      3.96    01/19/24       241,981,145
                (Cost $243,199,622)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.8%
         6,254  SPDR(R) S&P 500(R) ETF Trust.......................     247,821,004        395.88    01/19/24        14,323,711
                (Cost $15,518,917)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     256,304,856
                (Cost $258,718,539)                                                                              --------------

WRITTEN OPTIONS -- (4.3)%

CALL OPTIONS WRITTEN -- (1.1)%
        (6,254) SPDR(R) S&P 500(R) ETF Trust.......................    (247,821,004)       471.26    01/19/24        (2,712,907)
                (Premiums received $3,970,086)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.2)%
        (6,254) SPDR(R) S&P 500(R) ETF Trust.......................    (247,821,004)       356.29    01/19/24        (7,980,915)
                (Premiums received $8,613,859)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (10,693,822)
                (Premiums received $12,583,945)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (159,014)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  248,214,433
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.1%
Purchased Options                                103.3
Written Options                                   (4.3)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 34                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,762,413    $    2,762,413    $           --    $           --
Call Options Purchased.............................         241,981,145                --       241,981,145                --
Put Options Purchased..............................          14,323,711                --        14,323,711                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  259,067,269    $    2,762,413    $  256,304,856    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (2,712,907)   $           --    $   (2,712,907)   $           --
Put Options Written................................          (7,980,915)               --        (7,980,915)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (10,693,822)   $           --    $  (10,693,822)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 35


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

     2,234,509  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,234,509
                (Cost $2,234,509)                                                                                --------------

                Total Investments -- 1.1%......................................................................       2,234,509
                (Cost $2,234,509)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.0%

CALL OPTIONS PURCHASED -- 97.6%
         5,148  SPDR(R) S&P 500(R) ETF Trust.......................   $ 203,994,648   $      3.95    01/19/24       199,192,459
                (Cost $199,881,041)                                                                              --------------

PUT OPTIONS PURCHASED -- 4.4%
         5,148  SPDR(R) S&P 500(R) ETF Trust.......................     203,994,648        376.09    01/19/24         8,880,696
                (Cost $9,894,500)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     208,073,155
                (Cost $209,775,541)                                                                              --------------

WRITTEN OPTIONS -- (3.0)%

CALL OPTIONS WRITTEN -- (2.1)%
        (5,148) SPDR(R) S&P 500(R) ETF Trust.......................    (203,994,648)       454.07    01/19/24        (4,246,118)
                (Premiums received $5,509,172)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.9)%
        (5,148) SPDR(R) S&P 500(R) ETF Trust.......................    (203,994,648)       277.12    01/19/24        (1,808,957)
                (Premiums received $1,995,183)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,055,075)
                (Premiums received $7,504,355)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (117,620)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  204,134,969
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.1%
Purchased Options                                102.0
Written Options                                   (3.0)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 36                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,234,509    $    2,234,509    $           --    $           --
Call Options Purchased.............................         199,192,459                --       199,192,459                --
Put Options Purchased..............................           8,880,696                --         8,880,696                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  210,307,664    $    2,234,509    $  208,073,155    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (4,246,118)   $           --    $   (4,246,118)   $           --
Put Options Written................................          (1,808,957)               --        (1,808,957)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (6,055,075)   $           --    $   (6,055,075)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 37


FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%

     3,756,769  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    3,756,769
                (Cost $3,756,769)                                                                                --------------

                TOTAL INVESTMENTS -- 1.2%......................................................................       3,756,769
                (Cost $3,756,769)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.6%

CALL OPTIONS PURCHASED -- 96.7%
         8,028  SPDR(R) S&P 500(R) ETF Trust.......................   $ 318,117,528   $      4.07    02/16/24       310,450,788
                (Cost $317,837,780)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.9%
         8,028  SPDR(R) S&P 500(R) ETF Trust.......................     318,117,528        407.26    02/16/24        22,149,252
                (Cost $20,532,274)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     332,600,040
                (Cost $338,370,054)                                                                              --------------

WRITTEN OPTIONS -- (4.7)%

CALL OPTIONS WRITTEN -- (0.8)%
        (8,028) SPDR(R) S&P 500(R) ETF Trust.......................    (318,117,528)       485.66    02/16/24        (2,560,932)
                (Premiums received $4,513,944)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.9)%
        (8,028) SPDR(R) S&P 500(R) ETF Trust.......................    (318,117,528)       366.53    02/16/24       (12,595,932)
                (Premiums received $11,538,516)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (15,156,864)
                (Premiums received $16,052,460)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (168,438)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  321,031,507
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.2%
Purchased Options                                103.6
Written Options                                   (4.7)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 38                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    3,756,769    $    3,756,769    $           --    $           --
Call Options Purchased.............................         310,450,788                --       310,450,788                --
Put Options Purchased..............................          22,149,252                --        22,149,252                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  336,356,809    $    3,756,769    $  332,600,040    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (2,560,932)   $           --    $   (2,560,932)   $          .--
Put Options Written................................         (12,595,932)               --       (12,595,932)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (15,156,864)   $           --    $  (15,156,864)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 39


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.1%

     2,969,148  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,969,148
                (Cost $2,969,148)                                                                                --------------

                TOTAL INVESTMENTS -- 1.1%......................................................................       2,969,148
                (Cost $2,969,148)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.5%

CALL OPTIONS PURCHASED -- 96.3%
         6,451  SPDR(R) S&P 500(R) ETF Trust.......................   $ 255,627,326   $      4.06    02/16/24       249,505,327
                (Cost $255,765,087)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.2%
         6,451  SPDR(R) S&P 500(R) ETF Trust.......................     255,627,326        386.90    02/16/24        13,437,433
                (Cost $12,383,555)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     262,942,760
                (Cost $268,148,642)                                                                              --------------

WRITTEN OPTIONS -- (2.6)%

CALL OPTIONS WRITTEN -- (1.5)%
        (6,451) SPDR(R) S&P 500(R) ETF Trust.......................    (255,627,326)       468.23    02/16/24        (4,012,522)
                (Premiums received $5,996,385)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.1)%
        (6,451) SPDR(R) S&P 500(R) ETF Trust.......................    (255,627,326)       285.08    02/16/24        (2,767,479)
                (Premiums received $2,714,040)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,780,001)
                (Premiums received $8,710,425)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.0)%.....................................................        (112,571)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  259,019,336
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.1%
Purchased Options                                101.5
Written Options                                   (2.6)
Net Other Assets and Liabilities                  (0.0) (1)
                                                -------
   Total                                         100.0%
                                                =======

(1)   Amount is less than 0.1%.

Page 40                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,969,148    $    2,969,148    $           --    $           --
Call Options Purchased.............................         249,505,327                --       249,505,327                --
Put Options Purchased..............................          13,437,433                --        13,437,433                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  265,911,908    $    2,969,148    $  262,942,760    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (4,012,522)   $           --    $   (4,012,522)   $           --
Put Options Written................................          (2,767,479)               --        (2,767,479)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (6,780,001)   $           --    $   (6,780,001)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 41


FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.4%

       900,167  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      900,167
                (Cost $900,167)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.4%......................................................................         900,167
                (Cost $900,167)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.0%

CALL OPTIONS PURCHASED -- 90.3%
         4,736  SPDR(R) S&P 500(R) ETF Trust.......................   $ 187,668,736   $      4.45    03/17/23       184,146,362
                (Cost $199,573,191)                                                                              --------------

PUT OPTIONS PURCHASED -- 11.7%
         4,736  SPDR(R) S&P 500(R) ETF Trust.......................     187,668,736        444.52    03/17/23        23,723,227
                (Cost $23,253,199)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     207,869,589
                (Cost $222,826,390)                                                                              --------------

WRITTEN OPTIONS -- (2.3)%

CALL OPTIONS WRITTEN -- (0.0)%
        (4,736) SPDR(R) S&P 500(R) ETF Trust.......................    (187,668,736)       510.22    03/17/23            (3,027)
                (Premiums received $2,648,525)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.3)%
        (4,736) SPDR(R) S&P 500(R) ETF Trust.......................    (187,668,736)       400.07    03/17/23        (4,657,745)
                (Premiums received $11,156,332)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (4,660,772)
                (Premiums received $13,804,857)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (128,773)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  203,980,211
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.4%
Purchased Options                                102.0
Written Options                                   (2.3)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 42                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      900,167    $      900,167    $           --    $           --
Call Options Purchased.............................         184,146,362                --       184,146,362                --
Put Options Purchased..............................          23,723,227                --        23,723,227                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  208,769,756    $      900,167    $  207,869,589    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $       (3,027)   $           --    $       (3,027)   $           --
Put Options Written................................          (4,657,745)               --        (4,657,745)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (4,660,772)   $           --    $   (4,660,772)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 43


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.4%

       962,410  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      962,410
                (Cost $962,410)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.4%......................................................................         962,410
                (Cost $962,410)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 99.7%

CALL OPTIONS PURCHASED -- 93.0%
         5,220  SPDR(R) S&P 500(R) ETF Trust.......................   $ 206,847,720   $      4.44    03/17/23       202,970,579
                (Cost $220,921,183)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.7%
         5,220  SPDR(R) S&P 500(R) ETF Trust.......................     206,847,720        422.29    03/17/23        14,635,758
                (Cost $19,737,307)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     217,606,337
                (Cost $240,658,490)                                                                              --------------

WRITTEN OPTIONS -- (0.0)%

CALL OPTIONS WRITTEN -- (0.0)%
        (5,220) SPDR(R) S&P 500(R) ETF Trust.......................    (206,847,720)       489.06    03/17/23            (3,677)
                (Premiums received $654,375)                                                                     --------------

PUT OPTIONS WRITTEN -- (0.0)%
        (5,220) SPDR(R) S&P 500(R) ETF Trust.......................    (206,847,720)       311.16    03/17/23           (22,878)
                (Premiums received $1,737,470)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................         (26,555)
                (Premiums received $2,391,845)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (162,375)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  218,379,817
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.4%
Purchased Options                                 99.7
Written Options                                   (0.0) (1)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

(1)   Amount is less than 0.1%.

Page 44                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      962,410    $      962,410    $           --    $           --
Call Options Purchased.............................         202,970,579                --       202,970,579                --
Put Options Purchased..............................          14,635,758                --        14,635,758                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  218,568,747    $      962,410    $  217,606,337    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $       (3,677)   $           --    $       (3,677)   $           --
Put Options Written................................             (22,878)               --           (22,878)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $      (26,555)   $           --    $      (26,555)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 45


FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

     1,295,021  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,295,021
                (Cost $1,295,021)                                                                                --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................       1,295,021
                (Cost $1,295,021)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.9%

CALL OPTIONS PURCHASED -- 92.3%
         5,860  SPDR(R) S&P 500(R) ETF Trust.......................   $ 232,208,360   $      4.38    04/21/23       228,485,876
                (Cost $246,368,610)                                                                              --------------

PUT OPTIONS PURCHASED -- 9.6%
         5,860  SPDR(R) S&P 500(R) ETF Trust.......................     232,208,360        437.79    04/21/23        23,835,155
                (Cost $23,821,781)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     252,321,031
                (Cost $270,190,391)                                                                              --------------

WRITTEN OPTIONS -- (2.3)%

CALL OPTIONS WRITTEN -- (0.0)%
        (5,860) SPDR(R) S&P 500(R) ETF Trust.......................    (232,208,360)       509.37    04/21/23            (4,497)
                (Premiums received $3,230,691)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.3)%
        (5,860) SPDR(R) S&P 500(R) ETF Trust.......................    (232,208,360)       394.01    04/21/23        (5,718,564)
                (Premiums received $13,220,301)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (5,723,061)
                (Premiums received $16,450,992)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (157,891)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  247,735,100
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.5%
Purchased Options                                101.9
Written Options                                   (2.3)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 46                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,295,021    $    1,295,021    $           --    $           --
Call Options Purchased.............................         228,485,876                --       228,485,876                --
Put Options Purchased..............................          23,835,155                --        23,835,155                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  253,616,052    $    1,295,021    $  252,321,031    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $       (4,497)   $           --    $       (4,497)   $           --
Put Options Written................................          (5,718,564)               --        (5,718,564)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (5,723,061)   $           --    $   (5,723,061)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 47


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

     1,628,884  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,628,884
                (Cost $1,628,884)                                                                                --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................       1,628,884
                (Cost $1,628,884)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 99.7%

CALL OPTIONS PURCHASED -- 94.4%
         7,700  SPDR(R) S&P 500(R) ETF Trust.......................   $ 305,120,200   $      4.37    04/21/23       300,236,525
                (Cost $309,662,201)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.3%
         7,700  SPDR(R) S&P 500(R) ETF Trust.......................     305,120,200        415.90    04/21/23        16,748,466
                (Cost $28,360,557)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     316,984,991
                (Cost $338,022,758)                                                                              --------------

WRITTEN OPTIONS -- (0.1)%

CALL OPTIONS WRITTEN -- (0.0)%
        (7,700) SPDR(R) S&P 500(R) ETF Trust.......................    (305,120,200)      485.77     04/21/23            (8,733)
                (Premiums received $4,139,567)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.1)%
        (7,700) SPDR(R) S&P 500(R) ETF Trust.......................    (305,120,200)      306.45     04/21/23          (217,436)
                (Premiums received $5,559,855)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (226,169)
                (Premiums received $9,699,422)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (197,666)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  318,190,040
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.5%
Purchased Options                                 99.7
Written Options                                   (0.1)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 48                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,628,884    $    1,628,884    $           --    $           --
Call Options Purchased.............................         300,236,525                --       300,236,525                --
Put Options Purchased..............................          16,748,466                --        16,748,466                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  318,613,875    $    1,628,884    $  316,984,991    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $       (8,733)   $           --    $       (8,733)   $           --
Put Options Written................................            (217,436)               --          (217,436)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $     (226,169)   $           --    $     (226,169)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 49


FT CBOE VEST U.S. EQUITY BUFFER - MAY (FMAY)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

     1,758,108  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,758,108
                (Cost $1,758,108)                                                                                --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................       1,758,108
                (Cost $1,758,108)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.2%

CALL OPTIONS PURCHASED -- 97.7%
         8,132  SPDR(R) S&P 500(R) ETF Trust.......................   $ 322,238,632   $      3.90    05/19/23       317,733,131
                (Cost $316,240,919)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.5%
         8,132  SPDR(R) S&P 500(R) ETF Trust.......................     322,238,632        389.63    05/19/23         8,283,818
                (Cost $28,439,229)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     326,016,949
                (Cost $344,680,148)                                                                              --------------

WRITTEN OPTIONS -- (0.7)%

CALL OPTIONS WRITTEN -- (0.0)%
        (8,132) SPDR(R) S&P 500(R) ETF Trust.......................    (322,238,632)       469.31    05/19/23           (72,704)
                (Premiums received $5,710,911)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.7)%
        (8,132) SPDR(R) S&P 500(R) ETF Trust.......................    (322,238,632)       350.67    05/19/23        (2,150,192)
                (Premiums received $14,532,323)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,222,896)
                (Premiums received $20,243,234)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (229,241)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  325,322,920
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.6%
Purchased Options                                100.2
Written Options                                   (0.7)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 50                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER - MAY (FMAY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,758,108    $    1,758,108    $           --    $           --
Call Options Purchased.............................         317,733,131                --       317,733,131                --
Put Options Purchased..............................           8,283,818                --         8,283,818                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  327,775,057    $    1,758,108    $  326,016,949    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $      (72,704)   $           --    $      (72,704)   $           --
Put Options Written................................          (2,150,192)               --        (2,150,192)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,222,896)   $           --    $   (2,222,896)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 51


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       753,026  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      753,026
                (Cost $753,026)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         753,026
                (Cost $753,026)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 99.8%

CALL OPTIONS PURCHASED -- 98.5%
         3,644  SPDR(R) S&P 500(R) ETF Trust.......................   $ 144,397,144   $      3.89    05/19/23       142,381,804
                (Cost $143,940,452)                                                                              --------------

PUT OPTIONS PURCHASED -- 1.3%
         3,644  SPDR(R) S&P 500(R) ETF Trust.......................     144,397,144        370.15    05/19/23         1,921,018
                (Cost $10,185,082)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     144,302,822
                (Cost $154,125,534)                                                                              --------------

WRITTEN OPTIONS -- (0.2)%

CALL OPTIONS WRITTEN -- (0.2)%
        (3,644) SPDR(R) S&P 500(R) ETF Trust.......................    (144,397,144)       443.91    05/19/23          (265,705)
                (Premiums received $4,091,348)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.0)%
        (3,644) SPDR(R) S&P 500(R) ETF Trust.......................    (144,397,144)       272.74    05/19/23           (74,372)
                (Premiums received $1,779,655)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (340,077)
                (Premiums received $5,871,003)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (95,034)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  144,620,737
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.5%
Purchased Options                                 99.8
Written Options                                   (0.2)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 52                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      753,026    $      753,026    $           --    $           --
Call Options Purchased.............................         142,381,804                --       142,381,804                --
Put Options Purchased..............................           1,921,018                --         1,921,018                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  145,055,848    $      753,026    $  144,302,822    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (265,705)   $           --    $     (265,705)   $           --
Put Options Written................................             (74,372)               --           (74,372)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $     (340,077)   $           --    $     (340,077)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 53


FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

     1,613,960  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,613,960
                (Cost $1,613,960)                                                                                --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................       1,613,960
                (Cost $1,613,960)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.4%

CALL OPTIONS PURCHASED -- 98.7%
         7,086  SPDR(R) S&P 500(R) ETF Trust.......................   $ 280,789,836   $      3.66    06/16/23       275,647,992
                (Cost $257,994,962)                                                                              --------------

PUT OPTIONS PURCHASED -- 1.7%
         7,086  SPDR(R) S&P 500(R) ETF Trust.......................     280,789,836        365.86    06/16/23         4,732,007
                (Cost $22,266,585)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     280,379,999
                (Cost $280,261,547)                                                                              --------------

WRITTEN OPTIONS -- (0.9)%

CALL OPTIONS WRITTEN -- (0.3)%
        (7,086) SPDR(R) S&P 500(R) ETF Trust.......................    (280,789,836)       447.08    06/16/23          (778,155)
                (Premiums received $4,966,683)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.6)%
        (7,086) SPDR(R) S&P 500(R) ETF Trust.......................    (280,789,836)       329.27    06/16/23        (1,627,252)
                (Premiums received $12,733,448)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,405,407)
                (Premiums received $17,700,131)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (180,368)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  279,408,184
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.6%
Purchased Options                                100.4
Written Options                                   (0.9)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 54                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,613,960    $    1,613,960    $           --    $           --
Call Options Purchased.............................         275,647,992                --       275,647,992                --
Put Options Purchased..............................           4,732,007                --         4,732,007                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  281,993,959    $    1,613,960    $  280,379,999    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (778,155)   $           --    $     (778,155)   $           --
Put Options Written................................          (1,627,252)               --        (1,627,252)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,405,407)   $           --    $   (2,405,407)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 55


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

       920,765  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      920,765
                (Cost $920,765)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................         920,765
                (Cost $920,765)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.9%

CALL OPTIONS PURCHASED -- 99.9%
         4,221  SPDR(R) S&P 500(R) ETF Trust.......................   $ 167,261,346   $      3.65    06/16/23       164,202,601
                (Cost $154,188,559)                                                                              --------------

PUT OPTIONS PURCHASED -- 1.0%
         4,221  SPDR(R) S&P 500(R) ETF Trust.......................     167,261,346        347.57    06/16/23         1,616,595
                (Cost $10,879,552)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     165,819,196
                (Cost $165,068,111)                                                                              --------------

WRITTEN OPTIONS -- (1.4)%

CALL OPTIONS WRITTEN -- (1.3)%
        (4,221) SPDR(R) S&P 500(R) ETF Trust.......................    (167,261,346)       422.90    06/16/23        (2,187,688)
                (Premiums received $5,792,356)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.1)%
        (4,221) SPDR(R) S&P 500(R) ETF Trust.......................    (167,261,346)       256.10    06/16/23           (86,497)
                (Premiums received $2,728,177)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,274,185)
                (Premiums received $8,520,533)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (104,663)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  164,361,113
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.6%
Purchased Options                                100.9
Written Options                                   (1.4)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 56                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      920,765    $      920,765    $           --    $           --
Call Options Purchased.............................         164,202,601                --       164,202,601                --
Put Options Purchased..............................           1,616,595                --         1,616,595                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  166,739,961    $      920,765    $  165,819,196    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (2,187,688)   $           --    $   (2,187,688)   $           --
Put Options Written................................             (86,497)               --           (86,497)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,274,185)   $           --    $   (2,274,185)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 57


FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.7%

     1,511,759  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,511,759
                (Cost $1,511,759)                                                                                --------------

                TOTAL INVESTMENTS -- 0.7%......................................................................       1,511,759
                (Cost $1,511,759)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.7%

CALL OPTIONS PURCHASED -- 97.4%
         5,588  SPDR(R) S&P 500(R) ETF Trust.......................   $ 221,430,088   $      3.85    07/21/23       217,553,652
                (Cost $213,342,823)                                                                              --------------

PUT OPTIONS PURCHASED -- 3.3%
         5,588  SPDR(R) S&P 500(R) ETF Trust.......................     221,430,088        385.13    07/21/23         7,425,675
                (Cost $17,389,076)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     224,979,327
                (Cost $230,731,899)                                                                              --------------

WRITTEN OPTIONS -- (1.3)%

CALL OPTIONS WRITTEN -- (0.1)%
        (5,588) SPDR(R) S&P 500(R) ETF Trust.......................    (221,430,088)       467.16    07/21/23          (318,617)
                (Premiums received $4,097,346)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.2)%
        (5,588) SPDR(R) S&P 500(R) ETF Trust.......................    (221,430,088)       346.62    07/21/23        (2,713,317)
                (Premiums received $10,553,578)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,031,934)
                (Premiums received $14,650,924)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (142,320)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  223,316,832
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.7%
Purchased Options                                100.7
Written Options                                   (1.3)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 58                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,511,759    $    1,511,759    $           --    $           --
Call Options Purchased.............................         217,553,652                --       217,553,652                --
Put Options Purchased..............................           7,425,675                --         7,425,675                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  226,491,086    $    1,511,759    $  224,979,327    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (318,617)   $           --    $     (318,617)   $           --
Put Options Written................................          (2,713,317)               --        (2,713,317)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (3,031,934)   $           --    $   (3,031,934)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 59


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

       938,217  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      938,217
                (Cost $938,217)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................         938,217
                (Cost $938,217)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.3%

CALL OPTIONS PURCHASED -- 98.3%
         3,723  SPDR(R) S&P 500(R) ETF Trust.......................   $ 147,527,598   $      3.84    07/21/23       144,948,574
                (Cost $144,143,028)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.0%
         3,723  SPDR(R) S&P 500(R) ETF Trust.......................     147,527,598        365.87    07/21/23         2,968,161
                (Cost $9,207,558)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     147,916,735
                (Cost $153,350,586)                                                                              --------------

WRITTEN OPTIONS -- (0.8)%

CALL OPTIONS WRITTEN -- (0.7)%
        (3,723) SPDR(R) S&P 500(R) ETF Trust.......................    (147,527,598)       442.98    07/21/23        (1,003,064)
                (Premiums received $5,004,485)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.1)%
        (3,723) SPDR(R) S&P 500(R) ETF Trust.......................    (147,527,598)       269.59    07/21/23          (238,602)
                (Premiums received $2,099,168)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,241,666)
                (Premiums received $7,103,653)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (94,610)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  147,518,676
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.6%
Purchased Options                                100.3
Written Options                                   (0.8)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 60                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      938,217    $      938,217    $           --    $           --
Call Options Purchased.............................         144,948,574                --       144,948,574                --
Put Options Purchased..............................           2,968,161                --         2,968,161                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  148,854,952    $      938,217    $  147,916,735    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (1,003,064)   $          --     $   (1,003,064)   $           --
Put Options Written................................            (238,602)              --           (238,602)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (1,241,666)   $          --     $   (1,241,666)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 61


FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

     2,696,928  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,696,928
                (Cost $2,696,928)                                                                                --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................       2,696,928
                (Cost $2,696,928)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.4%

CALL OPTIONS PURCHASED -- 95.2%
         8,125  SPDR(R) S&P 500(R) ETF Trust.......................   $ 321,961,250   $      4.22    08/18/23       316,177,691
                (Cost $331,448,090)                                                                              --------------

PUT OPTIONS PURCHASED -- 7.2%
         8,125  SPDR(R) S&P 500(R) ETF Trust.......................     321,961,250        422.14    08/18/23        23,760,605
                (Cost $31,247,400)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     339,938,296
                (Cost $362,695,490)                                                                              --------------

WRITTEN OPTIONS -- (3.1)%

CALL OPTIONS WRITTEN -- (0.0)%
        (8,125) SPDR(R) S&P 500(R) ETF Trust.......................    (321,961,250)       508.51    08/18/23           (76,630)
                (Premiums received $6,349,742)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.1)%
        (8,125) SPDR(R) S&P 500(R) ETF Trust.......................    (321,961,250)       379.93    08/18/23       (10,150,781)
                (Premiums received $17,966,447)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (10,227,411)
                (Premiums received $24,316,189)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (200,151)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  332,207,662
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.8%
Purchased Options                                102.4
Written Options                                   (3.1)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 62                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,696,928    $    2,696,928    $           --    $           --
Call Options Purchased.............................         316,177,691                --       316,177,691                --
Put Options Purchased..............................          23,760,605                --        23,760,605                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  342,635,224    $    2,696,928    $  339,938,296    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $      (76,630)   $           --    $      (76,630)   $           --
Put Options Written................................         (10,150,781)               --       (10,150,781)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (10,227,411)   $           --    $  (10,227,411)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 63


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

     3,424,031  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    3,424,031
                (Cost $3,424,031)                                                                                --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................       3,424,031
                (Cost $3,424,031)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 99.8%

CALL OPTIONS PURCHASED -- 95.1%
        10,949  SPDR(R) S&P 500(R) ETF Trust.......................   $  33,865,074   $      4.21    08/18/23       426,082,012
                (Cost $429,298,913)                                                                              --------------

PUT OPTIONS PURCHASED -- 4.7%
        10,949  SPDR(R) S&P 500(R) ETF Trust.......................     433,865,074        401.03    08/18/23        21,082,020
                (Cost $32,489,201)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     447,164,032
                (Cost $461,788,114)                                                                              --------------

WRITTEN OPTIONS -- (0.5)%

CALL OPTIONS WRITTEN -- (0.1)%
       (10,949) SPDR(R) S&P 500(R) ETF Trust.......................    (433,865,074)       483.22    08/18/23          (456,634)
                (Premiums received $7,133,762)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.4)%
       (10,949) SPDR(R) S&P 500(R) ETF Trust.......................    (433,865,074)       295.50    08/18/23        (1,901,637)
                (Premiums received $7,391,726)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,358,271)
                (Premiums received $14,525,488)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (265,694)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  447,964,098
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.8%
Purchased Options                                 99.8
Written Options                                   (0.5)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 64                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    3,424,031    $    3,424,031    $           --    $           --
Call Options Purchased.............................         426,082,012                --       426,082,012                --
Put Options Purchased..............................          21,082,020                --        21,082,020                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  450,588,063    $    3,424,031    $  447,164,032    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (456,634)   $           --    $     (456,634)   $           --
Put Options Written................................          (1,901,637)               --        (1,901,637)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,358,271)   $           --    $   (2,358,271)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 65


FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

     2,491,513  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,491,513
                (Cost $2,491,513)                                                                                --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................       2,491,513
                (Cost $2,491,513)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.3%

CALL OPTIONS PURCHASED -- 97.3%
         7,572  SPDR(R) S&P 500(R) ETF Trust.......................   $ 300,048,072   $      3.86    09/15/23       293,666,553
                (Cost $285,760,310)                                                                              --------------

PUT OPTIONS PURCHASED -- 4.0%
         7,572  SPDR(R) S&P 500(R) ETF Trust.......................     300,048,072        385.56    09/15/23        11,927,434
                (Cost $19,024,068)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     305,593,987
                (Cost $304,784,378)                                                                              --------------

WRITTEN OPTIONS -- (2.0)%

CALL OPTIONS WRITTEN -- (0.2)%
        (7,572) SPDR(R) S&P 500(R) ETF Trust.......................    (300,048,072)       475.82    09/15/23          (662,573)
                (Premiums received $5,379,822)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.8)%
        (7,572) SPDR(R) S&P 500(R) ETF Trust.......................    (300,048,072)       347.00    09/15/23        (5,524,347)
                (Premiums received $10,507,415)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,186,920)
                (Premiums received $15,887,237)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (190,600)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  301,707,980
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.8%
Purchased Options                                101.3
Written Options                                   (2.0)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 66                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2            LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS           INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,491,513    $    2,491,513    $           --    $           --
Call Options Purchased.............................         293,666,553                --       293,666,553                --
Put Options Purchased..............................          11,927,434                --        11,927,434                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  308,085,500    $    2,491,513    $  305,593,987    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (662,573)   $           --    $     (662,573)   $           --
Put Options Written................................          (5,524,347)               --        (5,524,347)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (6,186,920)   $           --    $   (6,186,920)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 67


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

     1,598,981  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,598,981
                (Cost $1,598,981)                                                                                --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................       1,598,981
                (Cost $1,598,981)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.5%

CALL OPTIONS PURCHASED -- 97.8%
         5,050  SPDR(R) S&P 500(R) ETF Trust.......................   $ 200,111,300   $      3.85    09/15/23       195,860,175
                (Cost $187,092,542)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.7%
         5,050  SPDR(R) S&P 500(R) ETF Trust.......................     200,111,300        366.28    09/15/23         5,436,344
                (Cost $14,568,123)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     201,296,519
                (Cost $201,660,665)                                                                              --------------

WRITTEN OPTIONS -- (1.2)%

CALL OPTIONS WRITTEN -- (0.8)%
        (5,050) SPDR(R) S&P 500(R) ETF Trust.......................    (200,111,300)       451.03    09/15/23        (1,684,945)
                (Premiums received $4,928,307)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.4)%
        (5,050) SPDR(R) S&P 500(R) ETF Trust.......................    (200,111,300)       269.89    09/15/23          (832,148)
                (Premiums received $3,375,172)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,517,093)
                (Premiums received $8,303,479)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (118,517)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  200,259,890
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.8%
Purchased Options                                100.5
Written Options                                   (1.2)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 68                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,598,981    $    1,598,981    $           --    $           --
Call Options Purchased.............................         195,860,175                --       195,860,175                --
Put Options Purchased..............................           5,436,344                --         5,436,344                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  202,895,500    $    1,598,981    $  201,296,519    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (1,684,945)   $           --    $   (1,684,945)   $           --
Put Options Written................................            (832,148)               --          (832,148)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,517,093)   $           --    $   (2,517,093)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 69


FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

     2,597,068  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,597,068
                (Cost $2,597,068)                                                                                --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................       2,597,068
                (Cost $2,597,068)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.3%

CALL OPTIONS PURCHASED -- 97.8%
         7,449  SPDR(R) S&P 500(R) ETF Trust.......................   $ 295,174,074   $      3.74    10/20/23       289,278,677
                (Cost $273,292,803)                                                                              --------------

PUT OPTIONS PURCHASED -- 3.5%
         7,449  SPDR(R) S&P 500(R) ETF Trust.......................     295,174,074        374.29    10/20/23        10,401,142
                (Cost $23,325,732)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     299,679,819
                (Cost $296,618,535)                                                                              --------------

WRITTEN OPTIONS -- (2.1)%

CALL OPTIONS WRITTEN -- (0.4)%
        (7,449) SPDR(R) S&P 500(R) ETF Trust.......................    (295,174,074)       475.80    10/20/23        (1,109,068)
                (Premiums received $5,058,754)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.7)%
        (7,449) SPDR(R) S&P 500(R) ETF Trust.......................    (295,174,074)       336.86    10/20/23        (5,189,300)
                (Premiums received $14,239,919)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,298,368)
                (Premiums received $19,298,673)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (188,833)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  295,789,686
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.9%
Purchased Options                                101.3
Written Options                                   (2.1)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 70                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,597,068    $    2,597,068    $           --    $           --
Call Options Purchased.............................         289,278,677                --       289,278,677                --
Put Options Purchased..............................          10,401,142                --        10,401,142                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  302,276,887    $    2,597,068    $  299,679,819    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (1,109,068)   $           --    $   (1,109,068)   $           --
Put Options Written................................          (5,189,300)               --        (5,189,300)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (6,298,368)   $           --    $   (6,298,368)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 71


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

     1,658,921  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,658,921
                (Cost $1,658,921)                                                                                --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................       1,658,921
                (Cost $1,658,921)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.2%

CALL OPTIONS PURCHASED -- 98.7%
         4,898  SPDR(R) S&P 500(R) ETF Trust.......................   $ 194,088,148   $      3.73    10/20/23       190,216,434
                (Cost $182,234,058)                                                                              --------------

PUT OPTIONS PURCHASED -- 2.5%
         4,898  SPDR(R) S&P 500(R) ETF Trust.......................     194,088,148        355.58    10/20/23         4,863,984
                (Cost $12,386,099)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     195,080,418
                (Cost $194,620,157)                                                                              --------------

WRITTEN OPTIONS -- (2.0)%

CALL OPTIONS WRITTEN -- (1.6)%
        (4,898) SPDR(R) S&P 500(R) ETF Trust.......................    (194,088,148)       446.15    10/20/23        (3,060,830)
                (Premiums received $6,839,044)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.4)%
        (4,898) SPDR(R) S&P 500(R) ETF Trust.......................    (194,088,148)       262.00    10/20/23          (859,354)
                (Premiums received $2,896,897)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (3,920,184)
                (Premiums received $9,735,941)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (123,002)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  192,696,153
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.9%
Purchased Options                                101.2
Written Options                                   (2.0)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 72                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,658,921    $    1,658,921    $           --    $           --
Call Options Purchased.............................         190,216,434                --       190,216,434                --
Put Options Purchased..............................           4,863,984                --         4,863,984                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  196,739,339    $    1,658,921    $  195,080,418    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (3,060,830)   $           --    $   (3,060,830)   $           --
Put Options Written................................            (859,354)               --          (859,354)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (3,920,184)   $           --    $   (3,920,184)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 73


FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     3,871,221  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    3,871,221
                (Cost $3,871,221)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       3,871,221
                (Cost $3,871,221)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.1%

CALL OPTIONS PURCHASED -- 96.8%
         9,736  SPDR(R) S&P 500(R) ETF Trust.......................   $ 385,798,736   $      3.96    11/17/23       377,923,232
                (Cost $374,325,786)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.3%
         9,736  SPDR(R) S&P 500(R) ETF Trust.......................     385,798,736        396.03    11/17/23        20,558,864
                (Cost $30,293,341)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     398,482,096
                (Cost $404,619,127)                                                                              --------------

WRITTEN OPTIONS -- (3.0)%

CALL OPTIONS WRITTEN -- (0.3)%
        (9,736) SPDR(R) S&P 500(R) ETF Trust.......................    (385,798,736)       490.17    11/17/23        (1,069,829)
                (Premiums received $5,317,502)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.7)%
        (9,736) SPDR(R) S&P 500(R) ETF Trust.......................    (385,798,736)       356.43    11/17/23       (10,708,378)
                (Premiums received $17,341,677)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (11,778,207)
                (Premiums received $22,659,179)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (246,945)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  390,328,165
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.0%
Purchased Options                                102.1
Written Options                                   (3.0)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 74                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    3,871,221    $    3,871,221    $           --    $           --
Call Options Purchased.............................         377,923,232                --       377,923,232                --
Put Options Purchased..............................          20,558,864                --        20,558,864                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  402,353,317    $    3,871,221    $  398,482,096    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (1,069,829)   $           --    $   (1,069,829)   $           --
Put Options Written................................         (10,708,378)               --       (10,708,378)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (11,778,207)   $           --    $  (11,778,207)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 75


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     2,884,566  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,884,566
                (Cost $2,884,566)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       2,884,566
                (Cost $2,884,566)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.7%

CALL OPTIONS PURCHASED -- 96.9%
         7,450  SPDR(R) S&P 500(R) ETF Trust.......................   $ 295,213,700   $      3.95    11/17/23       289,194,524
                (Cost $286,092,823)                                                                              --------------

PUT OPTIONS PURCHASED -- 3.8%
         7,450  SPDR(R) S&P 500(R) ETF Trust.......................     295,213,700        376.23    11/17/23        11,464,103
                (Cost $18,783,714)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     300,658,627
                (Cost $304,876,537)                                                                              --------------

WRITTEN OPTIONS -- (1.6)%

CALL OPTIONS WRITTEN -- (0.9)%
        (7,450) SPDR(R) S&P 500(R) ETF Trust.......................    (295,213,700)       464.11    11/17/23        (2,737,379)
                (Premiums received $8,442,979)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.7)%
        (7,450) SPDR(R) S&P 500(R) ETF Trust.......................    (295,213,700)       277.22    11/17/23        (2,003,755)
                (Premiums received $4,063,889)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (4,741,134)
                (Premiums received $12,506,868)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (187,968)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  298,614,091
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.0%
Purchased Options                                100.7
Written Options                                   (1.6)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 76                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,884,566    $    2,884,566    $           --    $           --
Call Options Purchased.............................         289,194,524                --       289,194,524                --
Put Options Purchased..............................          11,464,103                --        11,464,103                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  303,543,193    $    2,884,566    $  300,658,627    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (2,737,379)   $           --    $   (2,737,379)   $           --
Put Options Written................................          (2,003,755)               --        (2,003,755)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (4,741,134)   $           --    $   (4,741,134)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 77


FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     2,381,555  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    2,381,555
                (Cost $2,381,555)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       2,381,555
                (Cost $2,381,555)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.4%

CALL OPTIONS PURCHASED -- 97.7%
         5,880  SPDR(R) S&P 500(R) ETF Trust.......................   $ 233,000,880   $      3.83    12/15/23       227,231,326
                (Cost $223,395,806)                                                                              --------------

PUT OPTIONS PURCHASED -- 4.7%
         5,880  SPDR(R) S&P 500(R) ETF Trust.......................     233,000,880        383.27    12/15/23        10,900,046
                (Cost $13,244,376)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     238,131,372
                (Cost $236,640,182)                                                                              --------------

WRITTEN OPTIONS -- (3.3)%

CALL OPTIONS WRITTEN -- (0.8)%
        (5,880) SPDR(R) S&P 500(R) ETF Trust.......................    (233,000,880)       471.81    12/15/23        (1,831,661)
                (Premiums received $4,993,619)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.5)%
        (5,880) SPDR(R) S&P 500(R) ETF Trust.......................    (233,000,880)       344.94    12/15/23        (5,898,676)
                (Premiums received $6,214,418)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (7,730,337)
                (Premiums received $11,208,037)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (144,016)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  232,638,574
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.0%
Purchased Options                                102.4
Written Options                                   (3.3)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 78                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    2,381,555    $    2,381,555    $           --    $           --
Call Options Purchased.............................         227,231,326                --       227,231,326                --
Put Options Purchased..............................          10,900,046                --        10,900,046                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  240,512,927    $    2,381,555    $  238,131,372    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (1,831,661)   $           --    $   (1,831,661)   $           --
Put Options Written................................          (5,898,676)               --        (5,898,676)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (7,730,337)   $           --    $   (7,730,337)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 79


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                               DESCRIPTION                                                 VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     3,225,277  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    3,225,277
                (Cost $3,225,277)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       3,225,277
                (Cost $3,225,277)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.9%

CALL OPTIONS PURCHASED -- 98.4%
         8,200  SPDR(R) S&P 500(R) ETF Trust.......................   $ 324,933,200   $      3.82    12/15/23       316,895,083
                (Cost $310,993,253)                                                                              --------------

PUT OPTIONS PURCHASED -- 3.5%
         8,200  SPDR(R) S&P 500(R) ETF Trust.......................     324,933,200        364.11    12/15/23        11,271,417
                (Cost $16,635,153)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     328,166,500
                (Cost $327,628,406)                                                                              --------------

WRITTEN OPTIONS -- (2.8)%

CALL OPTIONS WRITTEN -- (2.1)%
        (8,200) SPDR(R) S&P 500(R) ETF Trust.......................    (324,933,200)       447.20    12/15/23        (6,888,393)
                (Premiums received $8,574,989)                                                                   --------------

PUT OPTIONS WRITTEN -- (0.7)%
        (8,200) SPDR(R) S&P 500(R) ETF Trust.......................    (324,933,200)       268.29    12/15/23        (2,264,381)
                (Premiums received $6,448,276)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (9,152,774)
                (Premiums received $15,023,265)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (202,389)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  322,036,614
                                                                                                                 ==============


(a)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.0%
Purchased Options                                101.9
Written Options                                   (2.8)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======

Page 80                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2            LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT           QUOTED          OBSERVABLE        UNOBSERVABLE
                                                           2/28/2023          PRICES            INPUTS             INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    3,225,277    $    3,225,277    $           --    $           --
Call Options Purchased.............................         316,895,083                --       316,895,083                --
Put Options Purchased..............................          11,271,417                --        11,271,417                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  331,391,777    $    3,225,277    $  328,166,500    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2            LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                           VALUE AT           QUOTED          OBSERVABLE        UNOBSERVABLE
                                                           2/28/2023          PRICES            INPUTS             INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (6,888,393)   $           --    $   (6,888,393)   $           --
Put Options Written................................          (2,264,381)               --        (2,264,381)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (9,152,774)   $           --    $   (9,152,774)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 81


FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

  SHARES                     DESCRIPTION                      VALUE
-----------  -------------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 99.8%
             CAPITAL MARKETS (a) -- 99.8%
    818,574  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - January (b)                  $  24,950,135
    704,350  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - February (b)                    23,159,028
    915,301  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - April (b)                       27,060,142
    678,694  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - June (b)                        22,555,173
    779,262  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - December (b)                    24,453,242
                                                          -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 99.8%                                    122,177,720
             (Cost $120,867,312)                          -------------

             MONEY MARKET FUNDS -- 0.2%
    246,829  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class -
                4.41% (c)                                       246,829
             (Cost $246,829)                              -------------

             TOTAL INVESTMENTS -- 100.0%                    122,424,549
             (Cost $121,114,141)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                           (19,743)
                                                          -------------
             NET ASSETS -- 100.0%                         $ 122,404,806
                                                          =============

(a)   Represents investments in affiliated funds.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Exchange-Traded Funds                            99.8%
Money Market Funds                                0.2
Net Other Assets and Liabilities                 (0.0) (1)
                                                -------
   Total                                        100.0%
                                                =======

(1)   Amount is less than 0.1%.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*.............................      $  122,177,720    $  122,177,720    $           --    $           --
Money Market Funds.................................             246,829           246,829                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments..................................      $  122,424,549    $  122,424,549    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 82                 See Notes to Financial Statements


FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

  SHARES                     DESCRIPTION                      VALUE
-----------  -------------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 99.9%
             CAPITAL MARKETS (a) -- 99.9%
    867,302  FT Cboe Vest U.S. Equity Buffer
                ETF - February (b)                        $  31,620,964
    979,980  FT Cboe Vest U.S. Equity Buffer
                ETF - March (b)                              31,965,772
    835,558  FT Cboe Vest U.S. Equity Buffer
                ETF - August (b)                             29,799,257
    771,404  FT Cboe Vest U.S. Equity Buffer
                ETF - September (b)                          26,567,462
    840,977  FT Cboe Vest U.S. Equity Buffer
                ETF - November (b)                           30,729,299
                                                          -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 99.9%                                    150,682,754
             (Cost $148,742,810)                          -------------

             MONEY MARKET FUNDS -- 0.1%
    230,456  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class -
                4.41% (c)                                       230,456
             (Cost $230,456)                              -------------

             TOTAL INVESTMENTS -- 100.0%                    150,913,210
             (Cost $148,973,266)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                           (23,727)
                                                          -------------
             NET ASSETS -- 100.0%                         $ 150,889,483
                                                          =============

(a)   Represents investments in affiliated funds.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Exchange-Traded Funds                             99.9%
Money Market Funds                                 0.1
Net Other Assets and Liabilities                  (0.0) (1)
                                                -------
   Total                                         100.0%
                                                =======

(1)   Amount is less than 0.1%.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*.............................      $  150,682,754    $  150,682,754    $           --    $           --
Money Market Funds.................................             230,456           230,456                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments..................................      $  150,913,210    $  150,913,210    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 83


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      JANUARY              JANUARY             FEBRUARY             FEBRUARY
                                                       (FJAN)              (DJAN)               (FFEB)               (DFEB)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated............  $      2,762,413    $       2,234,509    $       3,756,769    $       2,969,148
Investments, at value - Affiliated..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total investments, at value..................         2,762,413            2,234,509            3,756,769            2,969,148
Options contracts purchased, at value...........       256,304,856          208,073,155          332,600,040          262,942,760
Cash............................................             1,085                1,290                  150                7,125
Receivables:
   Capital shares sold..........................         1,700,099                   --            2,728,672            3,289,560
   Dividends....................................            10,463                7,193                5,711               13,976
   Investment securities sold...................                --                   --              130,092               85,968
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................       260,778,916          210,316,147          339,221,434          269,308,537
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............        10,693,822            6,055,075           15,156,864            6,780,001
Due to custodian................................                --                   --                   --                   --
Payables:
   Capital shares purchased.....................         1,700,098                   --                   --                   --
   Investment advisory fees.....................           170,563              126,103              174,214              166,667
   Investment securities purchased..............                --                   --            2,858,849            3,342,533
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................        12,564,483            6,181,178           18,189,927           10,289,201
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    248,214,433    $     204,134,969    $     321,031,507    $     259,019,336
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $    268,364,606    $     216,582,696    $     362,300,249    $     305,379,425
Par value.......................................            73,000               67,000               88,250               78,750
Accumulated distributable earnings (loss).......       (20,223,173)         (12,514,727)         (41,356,992)         (46,438,839)
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    248,214,433    $     204,134,969    $     321,031,507    $     259,019,336
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          34.00    $           30.47    $           36.38    $           32.89
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................         7,300,002            6,700,002            8,825,002            7,875,002
                                                  ================    =================    =================    =================
Investments, at cost - Unaffiliated.............  $      2,762,413    $       2,234,509    $       3,756,769    $       2,969,148
                                                  ================    =================    =================    =================
Investments, at cost - Affiliated...............  $             --    $              --    $              --    $              --
                                                  ================    =================    =================    =================
Total Investments, at cost......................  $      2,762,413    $       2,234,509    $       3,756,769    $       2,969,148
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $    258,718,539    $     209,775,541    $     338,370,054    $     268,148,642
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $     12,583,945    $       7,504,355    $      16,052,460    $       8,710,425
                                                  ================    =================    =================    =================


Page 84                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST         FT CBOE VEST       FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -    BUFFER ETF -       DEEP BUFFER ETF -
      MARCH               MARCH               APRIL               APRIL                 MAY                MAY
     (FMAR)              (DMAR)              (FAPR)              (DAPR)               (FMAY)             (DMAY)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$         900,167   $         962,410   $       1,295,021   $       1,628,884   $       1,758,108   $         753,026
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          900,167             962,410           1,295,021           1,628,884           1,758,108             753,026
      207,869,589         217,606,337         252,321,031         316,984,991         326,016,949         144,302,822
               --               1,720                  --                 125               1,414                 759

               --                  --                  --                  --                  --                  --
            3,350               3,861               4,770               5,526               6,684               2,780
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      208,773,106         218,574,328         253,620,822         318,619,526         327,783,155         145,059,387
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        4,660,772              26,555           5,723,061             226,169           2,222,896             340,077
            1,024                  --                 158                  --                  --                  --

               --                  --                 --                   --                  --                  --
          131,099             167,956             162,503             203,317             237,339              98,573
               --                  --                 --                   --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        4,792,895             194,511           5,885,722             429,486           2,460,235             438,650
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     203,980,211   $     218,379,817   $     247,735,100   $     318,190,040   $     325,322,920   $     144,620,737
=================   =================   =================   =================   =================   =================

$     210,932,710   $     233,149,010   $     270,441,657   $     331,854,717   $     345,992,801   $     155,594,360
           62,750              72,250              82,000             107,750              90,500              45,500
       (7,015,249)        (14,841,443)        (22,788,557)        (13,772,427)        (20,760,381)        (11,019,123)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     203,980,211   $     218,379,817   $     247,735,100   $     318,190,040   $     325,322,920   $     144,620,737
=================   =================   =================   =================   =================   =================
$           32.51               30.23   $           30.21   $           29.53   $           35.95   $           31.78
=================   =================   =================   =================   =================   =================

        6,275,002           7,225,002           8,200,002          10,775,002           9,050,002           4,550,002
=================   =================   =================   =================   =================   =================
$         900,167   $         962,410   $       1,295,021   $       1,628,884   $       1,758,108   $         753,026
=================   =================   =================   =================   =================   =================
$              --   $              --   $              --   $              --   $              --   $              --
=================   =================   =================   =================   =================   =================
$         900,167   $         962,410   $       1,295,021   $       1,628,884   $       1,758,108   $         753,026
=================   =================   =================   =================   =================   =================
$     222,826,390   $     240,658,490   $     270,190,391   $     338,022,758   $     344,680,148   $     154,125,534
=================   =================   =================   =================   =================   =================
$      13,804,857   $       2,391,845   $      16,450,992   $       9,699,422   $      20,243,234   $       5,871,003
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 85


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                        JUNE                JUNE                 JULY                 JULY
                                                       (FJUN)              (DJUN)               (FJUL)               (DJUL)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated............  $      1,613,960    $         920,765    $       1,511,759    $         938,217
Investments, at value - Affiliated..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total investments, at value..................         1,613,960              920,765            1,511,759              938,217
Options contracts purchased, at value...........       280,379,999          165,819,196          224,979,327          147,916,735
Cash............................................               891                1,324                  358                  104
Receivables:
   Capital shares sold..........................                --                   --                   --                   --
   Dividends....................................             6,806                3,183                5,290                3,340
   Investment securities sold...................                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................       282,001,656          166,744,468          226,496,734          148,858,396
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............         2,405,407            2,274,185            3,031,934            1,241,666
Due to custodian................................                --                   --                   --                   --
Payables:
   Capital shares purchased.....................                --                   --                   --                   --
   Investment advisory fees.....................           188,065              109,170              147,968               98,054
   Investment securities purchased..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................         2,593,472            2,383,355            3,179,902            1,339,720
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    279,408,184    $     164,361,113    $     223,316,832    $     147,518,676
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $    287,056,457    $     171,619,020    $     232,520,247    $     152,440,590
Par value.......................................            75,250               49,500               63,250               46,750
Accumulated distributable earnings (loss).......        (7,723,523)          (7,307,407)          (9,266,665)          (4,968,664)
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    279,408,184    $     164,361,113    $     223,316,832    $     147,518,676
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          37.13    $           33.20    $           35.31    $           31.55
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................         7,525,002            4,950,002            6,325,002            4,675,002
                                                  ================    =================    =================    =================
Investments, at cost - Unaffiliated.............  $      1,613,960    $         920,765    $       1,511,759    $         938,217
                                                  ================    =================    =================    =================
Investments, at cost - Affiliated...............  $             --    $              --    $              --    $              --
                                                  ================    =================    =================    =================
Total Investments, at cost......................  $      1,613,960    $         920,765    $       1,511,759    $         938,217
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $    280,261,547    $     165,068,111    $     230,731,899    $     153,350,586
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $     17,700,131    $       8,520,533    $      14,650,924    $       7,103,653
                                                  ================    =================    =================    =================


Page 86                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
     AUGUST              AUGUST             SEPTEMBER           SEPTEMBER            OCTOBER             OCTOBER
     (FAUG)              (DAUG)              (FSEP)              (DSEP)              (FOCT)              (DOCT)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$       2,696,928   $       3,424,031   $       2,491,513   $       1,598,981   $       2,597,068   $       1,658,921
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        2,696,928           3,424,031           2,491,513           1,598,981           2,597,068           1,658,921
      339,938,296         447,164,032         305,593,987         201,296,519         299,679,819         195,080,418
            4,584                  --               1,417               4,204                  --                 260

               --                  --                  --                  --                  --                  --
            9,003              10,980               8,960              27,011               9,518               6,141
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
      342,648,811         450,599,043         308,095,877         202,926,715         302,286,405         196,745,740
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

       10,227,411           2,358,271           6,186,920           2,517,093           6,298,368           3,920,184
               --                 196                  --                  --                 525                  --

               --                  --                  --                  --                  --                  --
          213,738             276,478             200,977             149,732             197,826             129,403
               --                  --                  --                  --                  --                  --
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       10,441,149           2,634,945           6,387,897           2,666,825           6,496,719           4,049,587
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     332,207,662   $     447,964,098   $     301,707,980   $     200,259,890   $     295,789,686   $     192,696,153
=================   =================   =================   =================   =================   =================

$     380,231,121   $     476,482,277   $     297,462,745   $     193,793,448   $     300,278,888   $     194,280,271
           93,250             142,250              87,750              64,000              86,750              60,000
      (48,116,709)        (28,660,429)          4,157,485           6,402,442          (4,575,952)         (1,644,118)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
$     332,207,662   $     447,964,098   $     301,707,980   $     200,259,890   $     295,789,686   $     192,696,153
=================   =================   =================   =================   =================   =================
$           35.63   $           31.49   $           34.38   $           31.29   $           34.10   $           32.12
=================   =================   =================   =================   =================   =================

        9,325,002          14,225,002           8,775,002           6,400,002           8,675,002           6,000,002
=================   =================   =================   =================   =================   =================
$       2,696,928   $       3,424,031   $       2,491,513   $       1,598,981   $       2,597,068   $       1,658,921
=================   =================   =================   =================   =================   =================
$              --   $              --   $              --   $              --   $              --   $              --
=================   =================   =================   =================   =================   =================
$       2,696,928   $       3,424,031   $       2,491,513   $       1,598,981   $       2,597,068   $       1,658,921
=================   =================   =================   =================   =================   =================
$     362,695,490   $     461,788,114   $     304,784,378   $     201,660,665   $     296,618,535   $     194,620,157
=================   =================   =================   =================   =================   =================
$      24,316,189   $      14,525,488   $      15,887,237   $       8,303,479   $      19,298,673   $       9,735,941
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      NOVEMBER            NOVEMBER             DECEMBER             DECEMBER
                                                       (FNOV)              (DNOV)               (FDEC)               (DDEC)
                                                  ----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated............  $      3,871,221    $       2,884,566    $       2,381,555    $       3,225,277
Investments, at value - Affiliated..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total investments, at value..................         3,871,221            2,884,566            2,381,555            3,225,277
Options contracts purchased, at value...........       398,482,096          300,658,627          238,131,372          328,166,500
Cash............................................               197                2,958                1,540                   14
Receivables:
   Capital shares sold..........................                --                   --                   --                   --
   Dividends....................................            13,832               11,152                8,075               11,743
   Investment securities sold...................                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Assets.................................       402,367,346          303,557,303          240,522,542          331,403,534
                                                  ----------------    -----------------    -----------------    -----------------
LIABILITIES:
Options contracts written, at value.............        11,778,207            4,741,134            7,730,337            9,152,774
Due to custodian................................                --                   --                   --                   --
Payables:
   Capital shares purchased.....................                --                   --                   --                   --
   Investment advisory fees.....................           260,974              202,078              153,631              214,146
   Investment securities purchased..............                --                   --                   --                   --
                                                  ----------------    -----------------    -----------------    -----------------
   Total Liabilities............................        12,039,181            4,943,212            7,883,968            9,366,920
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    390,328,165    $     298,614,091    $     232,638,574    $     322,036,614
                                                  ================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $    427,086,370    $     317,578,142    $     244,880,429    $     328,773,154
Par value.......................................           106,750               89,250               71,000              102,750
Accumulated distributable earnings (loss).......       (36,864,955)         (19,053,301)         (12,312,855)          (6,839,290)
                                                  ----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $    390,328,165    $     298,614,091    $     232,638,574    $     322,036,614
                                                  ================    =================    =================    =================
NET ASSET VALUE, per share......................  $          36.56    $           33.46    $           32.77    $           31.34
                                                  ================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................        10,675,002            8,925,002            7,100,002           10,275,002
                                                  ================    =================    =================    =================
Investments, at cost - Unaffiliated.............  $      3,871,221    $       2,884,566    $       2,381,555    $       3,225,277
                                                  ================    =================    =================    =================
Investments, at cost - Affiliated...............  $             --    $              --    $              --    $              --
                                                  ================    =================    =================    =================
Total Investments, at cost......................  $      3,871,221    $       2,884,566    $       2,381,555    $       3,225,277
                                                  ================    =================    =================    =================
Premiums paid on options contracts purchased....  $    404,619,127    $     304,876,537    $     236,640,182    $     327,628,406
                                                  ================    =================    =================    =================
Premiums received on options contracts written..  $     22,659,179    $      12,506,868    $      11,208,037    $      15,023,265
                                                  ================    =================    =================    =================


Page 88                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST
    BUFFERED            BUFFERED
   ALLOCATION          ALLOCATION
  DEFENSIVE ETF        GROWTH ETF
     (BUFT)              (BUFG)
-----------------   -----------------

$         246,829   $         230,456
      122,177,720         150,682,754
-----------------   -----------------
      122,424,549         150,913,210
               --                  --
               --                  --

               --                  --
               91                 184

               --                  --
-----------------   -----------------
      122,424,640         150,913,394
-----------------   -----------------
               --                  --
               --                  --

               --                  --
           19,834              23,911
               --                  --
-----------------   -----------------
           19,834              23,911
-----------------   -----------------
$     122,404,806   $     150,889,483
=================   =================

$     129,898,597   $     161,308,110
           65,500              81,500
       (7,559,291)        (10,500,127)
-----------------   -----------------
$     122,404,806   $     150,889,483
=================   =================
$           18.69   $           18.51
=================   =================

        6,550,002           8,150,002
=================   =================
$         246,829   $         230,456
=================   =================
$     120,867,312   $     148,742,810
=================   =================
$     121,114,141   $     148,973,266
=================   =================
$              --   $              --
=================   =================
$              --   $              --
=================   =================


                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      JANUARY              JANUARY             FEBRUARY             FEBRUARY
                                                       (FJAN)              (DJAN)               (FFEB)               (DFEB)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $         26,595    $          24,852    $          29,759    $          38,754
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................            26,595               24,852               29,759               38,754
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................           772,471              703,945            1,113,333            1,268,560
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................           772,471              703,945            1,113,333            1,268,560
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................          (745,876)            (679,093)          (1,083,574)          (1,229,806)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   In-kind redemptions - Affiliated.............                --                   --                   --                   --
   Purchased options contracts..................       (15,932,477)         (15,369,524)         (23,781,028)         (33,589,341)
   Written options contracts....................         1,781,404              987,215           16,691,740           13,767,335
   In-kind redemptions - Purchased options
      contracts.................................         1,722,118            1,784,848              105,290              777,436
   In-kind redemptions - Written options
      contracts.................................         9,389,308            5,665,432            2,795,124            3,007,287
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................        (3,039,647)          (6,932,029)          (4,188,874)         (16,037,283)
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   Purchased options contracts..................        11,582,889            9,595,331           15,698,158           19,414,534
   Written options contracts....................        (1,099,344)          (3,439,794)          (5,335,916)         (10,404,959)
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................        10,483,545            6,155,537           10,362,242            9,009,575
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................         7,443,898             (776,492)           6,173,368           (7,027,708)
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $      6,698,022    $      (1,455,585)   $       5,089,794    $      (8,257,514)
                                                  ================    =================    =================    =================


Page 90                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
      MARCH               MARCH               APRIL               APRIL                MAY                 MAY
     (FMAR)              (DMAR)              (FAPR)              (DAPR)              (FMAY)              (DMAY)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$          22,691   $          25,773   $          34,461   $          37,574   $          46,033   $          25,195
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
           22,691              25,773              34,461              37,574              46,033              25,195
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

          777,214           1,046,716           1,094,035           1,195,923           1,522,142             777,799
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
          777,214           1,046,716           1,094,035           1,195,923           1,522,142             777,799
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
         (754,523)         (1,020,943)         (1,059,574)         (1,158,349)         (1,476,109)           (752,604)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
       (1,100,699)            (35,680)           (209,503)           (233,885)           (876,816)         (1,768,902)
         (459,609)             51,644              83,667             211,394             741,444           1,502,437

        2,207,619           4,139,459             861,825           1,030,784           1,098,346           1,660,429

        1,914,102           6,986,861           1,474,892           1,417,091           5,454,422           3,898,609
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        2,561,413          11,142,284           2,210,881           2,425,384           6,417,396           5,292,573
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
       (1,441,088)         (7,307,994)         (4,386,643)         (8,791,095)        (12,866,898)         (5,228,166)
        7,016,511          (2,875,189)          9,406,256           4,338,985           9,981,645           2,038,172
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        5,575,423         (10,183,183)          5,019,613          (4,452,110)         (2,885,253)         (3,189,994)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        8,136,836             959,101           7,230,494          (2,026,726)          3,532,143           2,102,579
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$       7,382,313   $         (61,842)  $       6,170,920   $      (3,185,075)  $       2,056,034   $       1,349,975
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                        JUNE                JUNE                 JULY                 JULY
                                                       (FJUN)              (DJUN)               (FJUL)               (DJUL)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $         43,741    $          22,583    $          34,740    $          24,374
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................            43,741               22,583               34,740               24,374
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................         1,263,987              741,267              924,267              675,165
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................         1,263,987              741,267              924,267              675,165
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................        (1,220,246)            (718,684)            (889,527)            (650,791)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   In-kind redemptions - Affiliated.............                --                   --                   --                   --
   Purchased options contracts..................          (166,660)            (230,341)            (414,732)            (313,848)
   Written options contracts....................           545,441              290,281              135,733              299,631
   In-kind redemptions - Purchased options
      contracts.................................         1,886,040            1,669,163              247,103              755,968
   In-kind redemptions - Written options
      contracts.................................         2,308,098            1,164,950              494,128            2,167,637
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................         4,572,919            2,894,053              462,232            2,909,388
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   Purchased options contracts..................       (10,822,244)          (6,279,051)          (7,085,398)          (5,261,089)
   Written options contracts....................        13,409,590            8,028,260           10,297,853            5,202,627
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................         2,587,346            1,749,209            3,212,455             (58,462)
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................         7,160,265            4,643,262            3,674,687            2,850,926
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $      5,940,019    $       3,924,578    $       2,785,160    $       2,200,135
                                                  ================    =================    =================    =================


Page 92                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST        FT CBOE VEST
   U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY         U.S. EQUITY
  BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -     BUFFER ETF -      DEEP BUFFER ETF -
     AUGUST              AUGUST             SEPTEMBER           SEPTEMBER            OCTOBER             OCTOBER
     (FAUG)              (DAUG)              (FSEP)              (DSEP)              (FOCT)              (DOCT)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$          51,647   $          50,812   $          43,281   $          63,812   $          52,028   $          40,025
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
           51,647              50,812              43,281              63,812              52,028              40,025
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        1,275,490           1,258,424           1,018,470             967,922           1,081,961             787,103
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
        1,275,490           1,258,424           1,018,470             967,922           1,081,961             787,103
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       (1,223,843)         (1,207,612)           (975,189)           (904,110)         (1,029,933)           (747,078)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
               --                  --                  --                  --                  --                  --
       (2,153,537)             (1,974)        (14,505,814)         (8,384,340)        (16,748,508)        (16,280,400)
         (682,187)             29,982          (1,306,133)          1,640,614            (842,062)          3,858,229

           78,099             380,154           2,600,924           3,786,275           4,364,855           3,797,147

          167,522             183,613           5,326,095           2,612,612             923,977           2,676,046
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------
       (2,590,103)            591,775          (7,884,928)           (344,839)        (12,301,738)         (5,948,978)
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

               --                  --                  --                  --                  --                  --
       (8,582,307)         (7,842,674)         13,145,079           8,814,537          16,334,476          14,295,051
       11,927,544           9,630,623           5,874,942           4,199,805           9,727,881           1,329,795
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

        3,345,237           1,787,949          19,020,021          13,014,342          26,062,357          15,624,846
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

          755,134           2,379,724          11,135,093          12,669,503          13,760,619           9,675,868
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$        (468,709)  $       1,172,112   $      10,159,904   $      11,765,393   $      12,730,686   $       8,928,790
=================   =================   =================   =================   =================   =================


                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                    FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
                                                    BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
                                                      NOVEMBER            NOVEMBER             DECEMBER             DECEMBER
                                                       (FNOV)              (DNOV)               (FDEC)               (DDEC)
                                                  ----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $         60,598    $          63,700    $          34,945    $          44,300
                                                  ----------------    -----------------    -----------------    -----------------
   Total investment income......................            60,598               63,700               34,945               44,300
                                                  ----------------    -----------------    -----------------    -----------------
EXPENSES:
Investment advisory fees........................         1,391,872            1,454,232              887,379            1,170,273
                                                  ----------------    -----------------    -----------------    -----------------
   Total expenses...............................         1,391,872            1,454,232              887,379            1,170,273
                                                  ----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................        (1,331,274)          (1,390,532)            (852,434)          (1,125,973)
                                                  ----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   In-kind redemptions - Affiliated.............                --                   --                   --                   --
   Purchased options contracts..................       (28,030,649)         (34,977,963)         (23,991,467)         (21,164,673)
   Written options contracts....................           990,238            1,264,205           (5,582,967)             167,475
   In-kind redemptions - Purchased options
      contracts.................................         8,652,595            9,946,432            9,616,209            6,811,693
   In-kind redemptions - Written options
      contracts.................................         3,786,438           12,003,375            8,190,288            9,432,102
                                                  ----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................       (14,601,378)         (11,763,951)         (11,767,937)          (4,753,403)
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments - Affiliated.....................                --                   --                   --                   --
   Purchased options contracts..................        15,598,848           22,560,151           19,098,794           15,997,593
   Written options contracts....................        11,285,605           (2,582,546)           3,241,971           (1,134,390)
                                                  ----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................        26,884,453           19,977,605           22,340,765           14,863,203
                                                  ----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................        12,283,075            8,213,654           10,572,828           10,109,800
                                                  ----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $     10,951,801    $       6,823,122    $       9,720,394    $       8,983,827
                                                  ================    =================    =================    =================


Page 94                 See Notes to Financial Statements



  FT CBOE VEST        FT CBOE VEST
    BUFFERED            BUFFERED
   ALLOCATION          ALLOCATION
  DEFENSIVE ETF        GROWTH ETF
     (BUFT)              (BUFG)
-----------------   -----------------

$             362   $             774
-----------------   -----------------
              362                 774
-----------------   -----------------

          145,120             155,336
-----------------   -----------------
          145,120             155,336
-----------------   -----------------
         (144,758)           (154,562)
-----------------   -----------------

       (1,996,469)         (3,064,346)
          585,326           2,614,474
               --                  --
               --                  --

               --                  --

               --                  --
-----------------   -----------------
       (1,411,143)           (449,872)
-----------------   -----------------

        1,993,749           3,608,800
               --                  --
               --                  --
-----------------   -----------------

        1,993,749           3,608,800
-----------------   -----------------

          582,606           3,158,928
-----------------   -----------------

$         437,848   $       3,004,366
=================   =================


                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                             BUFFER ETF -                         DEEP BUFFER ETF -
                                                                JANUARY                                JANUARY
                                                                (FJAN)                                 (DJAN)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
                                                    (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (745,876)  $     (1,391,171)   $       (679,093)  $       (753,767)
Net realized gain (loss)........................        (3,039,647)        14,262,964          (6,932,029)         3,109,306
Net change in unrealized appreciation
   (depreciation)...............................        10,483,545        (20,809,090)          6,155,537         (7,850,906)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................         6,698,022         (7,937,297)         (1,455,585)        (5,495,367)
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       302,806,191        328,102,017         228,556,838        159,018,136
Cost of shares redeemed.........................      (250,523,041)      (257,742,698)       (155,897,071)       (70,102,594)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        52,283,150         70,359,319          72,659,767         88,915,542
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........        58,981,172         62,422,022          71,204,182         83,420,175

NET ASSETS:
Beginning of period.............................       189,233,261        126,811,239         132,930,787         49,510,612
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    248,214,433   $    189,233,261    $    204,134,969   $    132,930,787
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         5,850,002          3,800,002           4,325,002          1,550,002
Shares sold.....................................         9,000,000          9,675,000           7,500,000          4,975,000
Shares redeemed.................................        (7,550,000)        (7,625,000)         (5,125,000)        (2,200,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         7,300,002          5,850,002           6,700,002          4,325,002
                                                  ================   ================    ================   ================


Page 96                 See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
           BUFFER ETF -                         DEEP BUFFER ETF -                        BUFFER ETF -
             FEBRUARY                               FEBRUARY                                 MARCH
              (FFEB)                                 (DFEB)                                 (FMAR)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
   2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
  (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$     (1,083,574)  $     (2,252,096)   $     (1,229,806)  $     (2,397,117)   $       (754,523)  $     (1,156,015)
      (4,188,874)        21,810,047         (16,037,283)        23,889,502           2,561,413          9,014,209

      10,362,242        (38,316,344)          9,009,575        (29,241,578)          5,575,423        (16,742,715)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

       5,089,794        (18,758,393)         (8,257,514)        (7,749,193)          7,382,313         (8,884,521)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

     116,715,430        352,535,376         106,332,616        165,534,703          76,404,764        312,117,345
    (103,852,537)      (289,151,113)       (142,161,306)      (137,313,869)        (76,870,575)      (188,778,497)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      12,862,893         63,384,263         (35,828,690)        28,220,834            (465,811)       123,338,848
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      17,952,687         44,625,870         (44,086,204)        20,471,641           6,916,502        114,454,327

     303,078,820        258,452,950         303,105,540        282,633,899         197,063,709         82,609,382
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    321,031,507   $    303,078,820    $    259,019,336   $    303,105,540    $    203,980,211   $    197,063,709
================   ================    ================   ================    ================   ================

       8,550,002          6,900,002           8,925,002          8,150,002           6,300,002          2,550,002
       3,225,000          9,425,000           3,200,000          4,725,000           2,450,000          9,650,000
      (2,950,000)        (7,775,000)         (4,250,000)        (3,950,000)         (2,475,000)        (5,900,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       8,825,002          8,550,002           7,875,002          8,925,002           6,275,002          6,300,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                           DEEP BUFFER ETF -                        BUFFER ETF -
                                                                 MARCH                                  APRIL
                                                                (DMAR)                                 (FAPR)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
                                                    (UNAUDITED)          8/31/2022         (UNAUDITED)         8/31/2022
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $     (1,020,943)  $       (958,983)   $     (1,059,574)  $     (1,510,112)
Net realized gain (loss)........................        11,142,284          5,408,208           2,210,881          4,651,169
Net change in unrealized appreciation
   (depreciation)...............................       (10,183,183)       (10,843,530)          5,019,613        (19,147,024)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................           (61,842)        (6,394,305)          6,170,920        (16,005,967)
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       171,157,082        264,607,946          16,256,221        416,433,966
Cost of shares redeemed.........................      (145,508,062)      (131,473,973)        (56,203,108)      (253,668,242)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................        25,649,020        133,133,973         (39,946,887)       162,765,724
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........        25,587,178        126,739,668         (33,775,967)       146,759,757

NET ASSETS:
Beginning of period.............................       192,792,639         66,052,971         281,511,067        134,751,310
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    218,379,817   $    192,792,639    $    247,735,100   $    281,511,067
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         6,350,002          2,100,002           9,575,002          4,250,002
Shares sold.....................................         5,675,000          8,425,000             550,000         13,375,000
Shares redeemed.................................        (4,800,000)        (4,175,000)         (1,925,000)        (8,050,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         7,225,002          6,350,002           8,200,002          9,575,002
                                                  ================   ================    ================   ================


Page 98                 See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
         DEEP BUFFER ETF -                        BUFFER ETF -                         DEEP BUFFER ETF -
               APRIL                                   MAY                                    MAY
              (DAPR)                                 (FMAY)                                 (DMAY)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
   2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
  (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$     (1,158,349)  $     (1,197,189)   $     (1,476,109)  $     (1,544,625)   $       (752,604)  $       (976,308)
       2,425,384          6,280,511           6,417,396           (595,333)          5,292,573         (1,890,896)

      (4,452,110)        (9,301,745)         (2,885,253)        (3,022,511)         (3,189,994)        (2,975,092)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      (3,185,075)        (4,218,423)          2,056,034         (5,162,469)          1,349,975         (5,842,296)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      93,263,652        345,991,375          60,829,139        466,357,686          45,018,722        335,159,808
     (37,721,999)      (169,165,052)       (101,410,015)      (209,223,301)       (127,766,374)      (166,669,713)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      55,541,653        176,826,323         (40,580,876)       257,134,385         (82,747,652)       168,490,095
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      52,356,578        172,607,900         (38,524,842)       251,971,916         (81,397,677)       162,647,799

     265,833,462         93,225,562         363,847,762        111,875,846         226,018,414         63,370,615
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    318,190,040   $    265,833,462    $    325,322,920   $    363,847,762    $    144,620,737   $    226,018,414
================   ================    ================   ================    ================   ================

       8,900,002          3,000,002          10,200,002          3,000,002           7,150,002          1,850,002
       3,150,000         11,300,000           1,700,000         13,125,000           1,450,000         10,500,000
      (1,275,000)        (5,400,000)         (2,850,000)        (5,925,000)         (4,050,000)        (5,200,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
      10,775,002          8,900,002           9,050,002         10,200,002           4,550,002          7,150,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                             BUFFER ETF -                         DEEP BUFFER ETF -
                                                                 JUNE                                   JUNE
                                                                (FJUN)                                 (DJUN)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
                                                    (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $     (1,220,246)  $     (1,307,676)   $       (718,684)  $       (782,365)
Net realized gain (loss)........................         4,572,919         (2,682,145)          2,894,053         (5,967,985)
Net change in unrealized appreciation
   (depreciation)...............................         2,587,346          8,294,071           1,749,209          4,257,627
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................         5,940,019          4,304,250           3,924,578         (2,492,723)
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................        47,059,133        334,243,119          18,648,424        265,756,218
Cost of shares redeemed.........................       (72,088,831)      (153,124,271)        (38,276,099)      (129,150,213)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................       (25,029,698)       181,118,848         (19,627,675)       136,606,005
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........       (19,089,679)       185,423,098         (15,703,097)       134,113,282

NET ASSETS:
Beginning of period.............................       298,497,863        113,074,765         180,064,210         45,950,928
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    279,408,184   $    298,497,863    $    164,361,113   $    180,064,210
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         8,200,002          3,050,002           5,550,002          1,350,002
Shares sold.....................................         1,325,000          9,450,000             575,000          8,275,000
Shares redeemed.................................        (2,000,000)        (4,300,000)         (1,175,000)        (4,075,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         7,525,002          8,200,002           4,950,002          5,550,002
                                                  ================   ================    ================   ================


Page 100                See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
           BUFFER ETF -                         DEEP BUFFER ETF -                        BUFFER ETF -
               JULY                                   JULY                                  AUGUST
              (FJUL)                                 (DJUL)                                 (FAUG)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
   2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
  (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$       (889,527)  $     (1,310,125)   $       (650,791)  $       (649,564)   $     (1,223,843)  $     (1,741,152)
         462,232         (1,608,324)          2,909,388         (4,058,404)         (2,590,103)           314,717

       3,212,455           (276,815)            (58,462)          (408,532)          3,345,237        (13,578,659)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

       2,785,160         (3,195,264)          2,200,135         (5,116,500)           (468,709)       (15,005,094)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      31,268,509        256,049,793          37,129,665        138,113,236          99,527,004        505,209,564
     (31,330,212)      (156,983,382)        (48,946,595)       (30,595,982)        (89,833,736)      (322,863,018)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

         (61,703)        99,066,411         (11,816,930)       107,517,254           9,693,268        182,346,546
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       2,723,457         95,871,147          (9,616,795)       102,400,754           9,224,559        167,341,452

     220,593,375        124,722,228         157,135,471         54,734,717         322,983,103        155,641,651
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    223,316,832   $    220,593,375    $    147,518,676   $    157,135,471    $    332,207,662   $    322,983,103
================   ================    ================   ================    ================   ================

       6,350,002          3,500,002           5,050,002          1,650,002           9,150,002          4,150,002
         900,000          7,450,000           1,200,000          4,375,000           2,800,000         13,750,000
        (925,000)        (4,600,000)         (1,575,000)          (975,000)         (2,625,000)        (8,750,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       6,325,002          6,350,002           4,675,002          5,050,002           9,325,002          9,150,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                           DEEP BUFFER ETF -                        BUFFER ETF -
                                                                AUGUST                                SEPTEMBER
                                                                (DAUG)                                 (FSEP)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
                                                    (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $     (1,207,612)  $     (1,203,464)   $       (975,189)  $     (1,050,145)
Net realized gain (loss)........................           591,775         (7,582,194)         (7,884,928)         3,504,356
Net change in unrealized appreciation
   (depreciation)...............................         1,787,949         (5,122,796)         19,020,021         (6,645,284)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................         1,172,112        (13,908,454)         10,159,904         (4,191,073)
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       301,327,601        139,069,655         312,405,103        170,863,306
Cost of shares redeemed.........................       (11,684,917)       (58,381,894)       (145,978,739)       (82,894,617)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................       289,642,684         80,687,761         166,426,364         87,968,689
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........       290,814,796         66,779,307         176,586,268         83,777,616

NET ASSETS:
Beginning of period.............................       157,149,302         90,369,995         125,121,712         41,344,096
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    447,964,098   $    157,149,302    $    301,707,980   $    125,121,712
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         4,975,002          2,600,002           3,750,002          1,200,002
Shares sold.....................................         9,625,000          4,150,000           9,350,000          5,000,000
Shares redeemed.................................          (375,000)        (1,775,000)         (4,325,000)        (2,450,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............        14,225,002          4,975,002           8,775,002          3,750,002
                                                  ================   ================    ================   ================


Page 102                See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY                            U.S. EQUITY
         DEEP BUFFER ETF -                        BUFFER ETF -                         DEEP BUFFER ETF -
             SEPTEMBER                               OCTOBER                                OCTOBER
              (DSEP)                                 (FOCT)                                 (DOCT)
-----------------------------------    -----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
   2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
  (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

$       (904,110)  $       (616,042)   $     (1,029,933)  $     (1,246,010)   $       (747,078)  $       (876,082)
        (344,839)         2,114,847         (12,301,738)         8,127,411          (5,948,978)         5,993,732

      13,014,342         (6,219,566)         26,062,357        (16,678,598)         15,624,846        (12,307,775)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      11,765,393         (4,720,761)         12,730,686         (9,797,197)          8,928,790         (7,190,125)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

     294,947,858        123,483,254         250,061,618        221,146,291         176,184,261        157,311,288
    (205,352,620)       (45,704,144)       (113,370,877)      (135,510,246)       (116,349,874)       (66,698,871)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------

      89,595,238         77,779,110         136,690,741         85,636,045          59,834,387         90,612,417
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
     101,360,631         73,058,349         149,421,427         75,838,848          68,763,177         83,422,292

      98,899,259         25,840,910         146,368,259         70,529,411         123,932,976         40,510,684
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
$    200,259,890   $     98,899,259    $    295,789,686   $    146,368,259    $    192,696,153   $    123,932,976
================   ================    ================   ================    ================   ================

       3,250,002            800,002           4,450,002          2,050,002           4,050,002          1,250,002
       9,750,000          3,925,000           7,700,000          6,400,000           5,675,000          4,900,000
      (6,600,000)        (1,475,000)        (3,475,000)         (4,000,000)         (3,725,000)        (2,100,000)
----------------   ----------------    ----------------   ----------------    ----------------   ----------------
       6,400,002          3,250,002           8,675,002          4,450,002           6,000,002          4,050,002
================   ================    ================   ================    ================   ================


                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST                           FT CBOE VEST
                                                              U.S. EQUITY                            U.S. EQUITY
                                                             BUFFER ETF -                         DEEP BUFFER ETF -
                                                               NOVEMBER                               NOVEMBER
                                                                (FNOV)                                 (DNOV)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
                                                    (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $     (1,331,274)  $     (2,195,397)   $     (1,390,532)  $     (1,948,255)
Net realized gain (loss)........................       (14,601,378)        15,244,224         (11,763,951)         6,967,268
Net change in unrealized appreciation
   (depreciation)...............................        26,884,453        (35,203,791)         19,977,605        (20,288,492)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................        10,951,801        (22,154,964)          6,823,122        (15,269,479)
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................       256,097,565        371,618,707         333,708,359        419,849,301
Cost of shares redeemed.........................      (137,779,072)      (232,021,535)       (442,110,565)       (95,354,206)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................       118,318,493        139,597,172        (108,402,206)       324,495,095
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........       129,270,294        117,442,208        (101,579,084)       309,225,616

NET ASSETS:
Beginning of period.............................       261,057,871        143,615,663         400,193,175         90,967,559
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    390,328,165   $    261,057,871    $    298,614,091   $    400,193,175
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         7,350,002          3,750,002          12,200,002          2,600,002
Shares sold.....................................         7,150,000          9,775,000          10,100,000         12,425,000
Shares redeemed.................................        (3,825,000)        (6,175,000)        (13,375,000)        (2,825,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............        10,675,002          7,350,002           8,925,002         12,200,002
                                                  ================   ================    ================   ================


Page 104                See Notes to Financial Statements



           FT CBOE VEST                           FT CBOE VEST
            U.S. EQUITY                            U.S. EQUITY
           BUFFER ETF -                         DEEP BUFFER ETF -
             DECEMBER                               DECEMBER
              (FDEC)                                 (DDEC)
-----------------------------------    -----------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED
   2/28/2023          YEAR ENDED          2/28/2023          YEAR ENDED
  (UNAUDITED)         8/31/2022          (UNAUDITED)         8/31/2022
----------------   ----------------    ----------------   ----------------

$       (852,434)  $     (1,466,254)   $     (1,125,973)  $     (1,055,125)
     (11,767,937)        10,469,127          (4,753,403)         4,410,378

      22,340,765        (23,910,741)         14,863,203        (11,616,669)
----------------   ----------------    ----------------   ----------------

       9,720,394        (14,907,868)          8,983,827         (8,261,416)
----------------   ----------------    ----------------   ----------------

     326,258,844        309,044,897         384,592,598        293,161,831
    (293,482,849)      (174,937,879)       (323,131,850)       (92,853,883)
----------------   ----------------    ----------------   ----------------

      32,775,995        134,107,018          61,460,748        200,307,948
----------------   ----------------    ----------------   ----------------
      42,496,389        119,199,150          70,444,575        192,046,532

     190,142,185         70,943,035         251,592,039         59,545,507
----------------   ----------------    ----------------   ----------------
$    232,638,574   $    190,142,185    $    322,036,614   $    251,592,039
================   ================    ================   ================

       6,000,002          2,100,002           8,275,002          1,850,002
      10,100,000          9,175,000          12,550,000          9,325,000
      (9,000,000)        (5,275,000)        (10,550,000)        (2,900,000)
----------------   ----------------    ----------------   ----------------
       7,100,002          6,000,002          10,275,002          8,275,002
================   ================    ================   ================


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                           FT CBOE VEST
                                                               BUFFERED                               BUFFERED
                                                              ALLOCATION                             ALLOCATION
                                                             DEFENSIVE ETF                           GROWTH ETF
                                                                (BUFT)                                 (BUFG)
                                                  -----------------------------------    -----------------------------------
                                                  SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     2/28/2023         PERIOD ENDED         2/28/2023         PERIOD ENDED
                                                    (UNAUDITED)       8/31/2022 (a)        (UNAUDITED)       8/31/2022 (a)
                                                  ----------------   ----------------    ----------------   ----------------
OPERATIONS:
Net investment income (loss)....................  $       (144,758)  $       (153,311)   $       (154,562)  $       (196,551)
Net realized gain (loss)........................        (1,411,143)        (7,182,794)           (449,872)       (11,328,800)
Net change in unrealized appreciation
   (depreciation)...............................         1,993,749           (683,341)          3,608,800         (1,668,856)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from operations..............................           437,848         (8,019,446)          3,004,366        (13,194,207)
                                                  ----------------   ----------------    ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.......................        16,657,110        184,494,161          80,119,417        402,524,414
Cost of shares redeemed.........................       (49,529,865)       (21,635,002)        (95,652,089)      (225,912,418)
                                                  ----------------   ----------------    ----------------   ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions................       (32,872,755)       162,859,159         (15,532,672)       176,611,996
                                                  ----------------   ----------------    ----------------   ----------------
Total increase (decrease) in net assets.........       (32,434,907)       154,839,713         (12,528,306)       163,417,789

NET ASSETS:
Beginning of period.............................      154 ,839,713                 --         163,417,789                 --
                                                  ----------------   ----------------    ----------------   ----------------
End of period...................................  $    122,404,806   $    154,839,713    $    150,889,483   $    163,417,789
                                                  ================   ================    ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.........         8,300,002                 --           9,000,002                 --
Shares sold.....................................           900,000          9,400,002           4,350,000         21,000,002
Shares redeemed.................................        (2,650,000)        (1,100,000)         (5,200,000)       (12,000,000)
                                                  ----------------   ----------------    ----------------   ----------------
Shares outstanding, end of period...............         6,550,002          8,300,002           8,150,002          9,000,002
                                                  ================   ================    ================   ================


(a)   Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 106                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  32.35        $  33.37        $  30.06
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.07)          (0.19)          (0.14)
Net realized and unrealized gain (loss)........................         1.72           (0.83)           3.45
                                                                    --------        --------        --------
Total from investment operations...............................         1.65           (1.02)           3.31
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  34.00        $  32.35        $  33.37
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................         5.10%          (3.06)%         11.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $248,214        $189,233        $126,811
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  30.74        $  31.94        $  30.06
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.05)          (0.04)          (0.22)
Net realized and unrealized gain (loss)........................        (0.22)          (1.16)           2.10
                                                                    --------        --------        --------
Total from investment operations...............................        (0.27)          (1.20)            1.88
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  30.47        $  30.74        $  31.94
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.88)%         (3.76)%          6.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $204,135        $132,931        $ 49,511
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)


                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  35.45        $  37.46        $  31.48        $  30.68
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.12)          (0.22)          (0.30)          (0.08)
Net realized and unrealized gain (loss)........................         1.05           (1.79)           6.28            0.88
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.93           (2.01)           5.98            0.80
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  36.38        $  35.45        $  37.46        $  31.48
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................         2.62%          (5.37)%         19.00%           2.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $321,032        $303,079        $258,453        $210,925
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.83)% (c)     (0.84)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  33.96        $  34.68        $  31.24        $  30.68
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.18)          (0.25)          (0.52)          (0.11)
Net realized and unrealized gain (loss)........................        (0.89)          (0.47)           3.96            0.67
                                                                    --------        --------        --------        --------
Total from investment operations...............................        (1.07)          (0.72)           3.44            0.56
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  32.89        $  33.96        $  34.68        $  31.24
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................        (3.15)%         (2.08)%         11.01%           1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $259,019        $303,106        $282,634        $534,276
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.85)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%


(a)   Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 108                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - MARCH (FMAR)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  31.28        $  32.40        $  29.60
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.12)          (0.13)          (0.10)
Net realized and unrealized gain (loss)........................         1.35           (0.99)           2.90
                                                                    --------        --------        --------
Total from investment operations...............................         1.23           (1.12)           2.80
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  32.51        $  31.28        $  32.40
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................         3.93%          (3.46)%          9.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $203,980        $197,064        $ 82,609
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (c)      0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.83)% (c)     (0.84)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MARCH (DMAR)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  30.36        $  31.45        $  29.60
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13)          (0.09)          (0.10)
Net realized and unrealized gain (loss)........................        (0.00) (e)      (1.00)           1.95
                                                                    --------        --------        --------
Total from investment operations...............................        (0.13)         (1.09)            1.85
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  30.23        $  30.36        $  31.45
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (0.43)%         (3.47)%          6.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $218,380        $192,793        $ 66,053
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.83)% (c)     (0.84)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

(e)   Amount is less than $0.01.

                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - APRIL (FAPR)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  29.40        $  31.71        $  30.04
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.15)          (0.12)          (0.08)
Net realized and unrealized gain (loss)........................         0.96           (2.19)           1.75
                                                                    --------        --------        --------
Total from investment operations...............................         0.81           (2.31)           1.67
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  30.21        $  29.40        $  31.71
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................         2.76%          (7.28)%          5.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $247,735        $281,511        $134,751
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - APRIL (DAPR)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  29.87        $  31.08        $  30.04
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)          (0.07)          (0.10)
Net realized and unrealized gain (loss)........................        (0.25)          (1.14)           1.14
                                                                    --------        --------        --------
Total from investment operations...............................        (0.34)          (1.21)           1.04
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  29.53        $  29.87        $  31.08
                                                                    ========        ========        ========
TOTAL RETURN (b)...............................................        (1.14)%         (3.89)%          3.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $318,190        $265,833        $ 93,226
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%


(a)   Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 110                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)


                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  35.67        $  37.29        $  33.47        $  30.34
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.18)          (0.05)          (0.16)          (0.07)
Net realized and unrealized gain (loss)........................         0.46           (1.57)           3.98            3.20
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.28           (1.62)           3.82            3.13
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  35.95        $  35.67        $  37.29        $  33.47
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................         0.78%          (4.34)%         11.41%          10.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $325,323        $363,848        $111,876        $ 38,487
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  31.61        $  34.25        $  32.16        $  30.35
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.23)          (0.05)          (0.08)          (0.07)
Net realized and unrealized gain (loss)........................         0.40           (2.59)           2.17            1.88
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.17           (2.64)           2.09            1.81
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  31.78        $  31.61        $  34.25        $  32.16
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................         0.54%          (7.71)%          6.50%           5.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $144,621        $226,018        $ 63,371        $ 11,255
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%


(a)   Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)


                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  36.40        $  37.07        $  32.56        $  30.25
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.17)          (0.08)          (0.15)          (0.05)
Net realized and unrealized gain (loss)........................         0.90           (0.59) (b)       4.66            2.36
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.73           (0.67)           4.51            2.31
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  37.13        $  36.40        $  37.07        $  32.56
                                                                    ========        ========        ========        ========
TOTAL RETURN (c)...............................................         2.01%          (1.81)%         13.85%           7.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $279,408        $298,498        $113,075        $ 48,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.82)% (d)     (0.84)%         (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  32.44        $  34.04        $  31.62        $  30.25
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.16)          (0.07)          (0.13)          (0.04)
Net realized and unrealized gain (loss)........................         0.92           (1.53)           2.55            1.41
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.76           (1.60)           2.42            1.37
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  33.20        $  32.44        $  34.04        $  31.62
                                                                    ========        ========        ========        ========
TOTAL RETURN (c)...............................................         2.34%          (4.70)%          7.65%           4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $164,361        $180,064        $ 45,951        $ 20,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.82)% (d)     (0.84)%         (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%              0%


(a)   Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 112                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)


                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  34.74        $  35.63        $  31.61        $  30.24
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14)          (0.17)          (0.09)          (0.02)
Net realized and unrealized gain (loss)........................         0.71           (0.72)           4.11            1.39
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.57           (0.89)           4.02            1.37
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  35.31        $  34.74        $  35.63        $  31.61
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................         1.64%          (2.50)%         12.72%           4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $223,317        $220,593        $124,722        $ 33,194
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  31.12        $  33.17        $  30.96        $  30.24
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.15)          (0.08)          (0.09)          (0.02)
Net realized and unrealized gain (loss)........................         0.58           (1.97)           2.30            0.74
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.43           (2.05)           2.21            0.72
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  31.55        $  31.12        $  33.17        $  30.96
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................         1.38%          (6.18)%          7.14%           2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $147,519        $157,135        $ 54,735        $ 12,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%


(a)   Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 113


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)


                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  35.30        $  37.50        $  32.95        $  30.10
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13)          (0.12)          (0.13)          (0.08)
Net realized and unrealized gain (loss)........................         0.46           (2.08)           4.68            2.93
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.33           (2.20)           4.55            2.85
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  35.63        $  35.30        $  37.50        $  32.95
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................         0.93%          (5.87)%         13.81%           9.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $332,208        $322,983        $155,642        $ 36,246
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.84)%         (0.85)%         (0.83)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  31.59        $  34.76        $  32.15        $  30.10
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.13) (e)      (0.14)          (0.49)          (0.19)
Net realized and unrealized gain (loss)........................         0.03           (3.03)           3.10            2.24
                                                                    --------        --------        --------        --------
Total from investment operations...............................        (0.10)          (3.17)           2.61            2.05
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  31.49        $  31.59        $  34.76        $  32.15
                                                                    ========        ========        ========        ========
TOTAL RETURN (b)...............................................        (0.32)%         (9.12)%          8.12%           6.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $447,964        $157,149        $ 90,370        $133,431
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)       0.85%           0.85%           0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)     (0.85)%         (0.85)%         (0.85)% (c)
Portfolio turnover rate (d)....................................            0%              0%              0%              0%


(a)   Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

(e)   Based on average shares outstanding.

Page 114                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  33.37        $  34.45        $  29.76
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14) (b)      (0.17)          (0.16)
Net realized and unrealized gain (loss)........................         1.15           (0.91)           4.85
                                                                    --------        --------        --------
Total from investment operations...............................         1.01           (1.08)           4.69
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  34.38        $  33.37        $  34.45
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         3.03%          (3.13)%         15.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $301,708        $125,122        $ 41,344
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.81)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  30.43        $  32.30        $  29.76
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.03)          (0.27) (b)      (0.25)
Net realized and unrealized gain (loss)........................         0.89           (1.60)           2.79
                                                                    --------        --------        --------
Total from investment operations...............................         0.86           (1.87)           2.54
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  31.29        $  30.43        $  32.30
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         2.83%          (5.79)%          8.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $200,260        $ 98,899        $ 25,841
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.79)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%


(a)   Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 115


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  32.89        $  34.40        $  29.87
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14) (b)      (0.17)          (0.21)
Net realized and unrealized gain (loss)........................         1.35           (1.34)           4.74
                                                                    --------        --------        --------
Total from investment operations...............................         1.21           (1.51)           4.53
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  34.10        $  32.89        $  34.40
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         3.68%          (4.39)%         15.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $295,790        $146,368        $ 70,529
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.81)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%             0%               0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  30.60        $  32.41        $  29.87
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.04)          (0.08)          (0.21)
Net realized and unrealized gain (loss)........................         1.56           (1.73)           2.75
                                                                    --------        --------        --------
Total from investment operations...............................         1.52           (1.81)           2.54
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  32.12        $  30.60        $  32.41
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         4.97%          (5.58)%          8.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $192,696        $123,933        $ 40,511
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.81)% (d)     (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%


(a)   Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 116                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)


                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  35.52        $  38.30        $  32.89        $  30.56
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.14) (b)      (0.05)          (0.40)          (0.10)
Net realized and unrealized gain (loss)........................         1.18           (2.73)           5.81            2.43
                                                                    --------        --------        --------        --------
Total from investment operations...............................         1.04           (2.78)           5.41            2.33
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  36.56        $  35.52        $  38.30        $  32.89
                                                                    ========        ========        ========        ========
TOTAL RETURN (c)...............................................         2.93%          (7.26)%         16.45%           7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $390,328        $261,058        $143,616        $138,133
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.81)% (d)     (0.85)%         (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%              0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

                                                                   SIX MONTHS
                                                                     ENDED           YEAR ENDED AUGUST 31,           PERIOD
                                                                   2/28/2023     ------------------------------      ENDED
                                                                  (UNAUDITED)         2022            2021       8/31/2020 (a)
                                                                 --------------  --------------  --------------  --------------
Net asset value, beginning of period...........................     $  32.80        $  34.99        $  32.09        $  30.55
                                                                    --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.23)          (0.28) (b)      (0.43)          (0.10)
Net realized and unrealized gain (loss)........................         0.89           (1.91)           3.33            1.64
                                                                    --------        --------        --------        --------
Total from investment operations...............................         0.66           (2.19)           2.90            1.54
                                                                    --------        --------        --------        --------
Net asset value, end of period.................................     $  33.46        $  32.80        $  34.99        $  32.09
                                                                    ========        ========        ========        ========
TOTAL RETURN (c)...............................................         2.01%          (6.26)%          9.04%           5.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 298,614       $400,193        $ 90,968        $146,012
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.81)% (d)     (0.84)%         (0.85)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%              0%


(a)   Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 117


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  31.69        $  33.78        $  30.27
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)          (0.28) (b)      (0.17)
Net realized and unrealized gain (loss)........................         1.17           (1.81)           3.68
                                                                    --------        --------        --------
Total from investment operations...............................         1.08           (2.09)           3.51
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  32.77        $  31.69        $  33.78
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         3.41%          (6.19)%         11.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $232,639        $190,142        $ 70,943
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.82)% (d)     (0.84)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%             0%               0%

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023         ENDED           ENDED
                                                                  (UNAUDITED)      8/31/2022     8/31/2021 (a)
                                                                 --------------  --------------  --------------
Net asset value, beginning of period...........................     $  30.40        $  32.19        $  30.27
                                                                    --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)          (0.26) (b)      (0.18)
Net realized and unrealized gain (loss)........................         1.03           (1.53)           2.10
                                                                    --------        --------        --------
Total from investment operations...............................         0.94           (1.79)           1.92
                                                                    --------        --------        --------
Net asset value, end of period.................................     $  31.34        $  30.40        $  32.19
                                                                    ========        ========        ========
TOTAL RETURN (c)...............................................         3.09%          (5.56)%          6.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $322,037        $251,592        $ 59,546
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)       0.85%           0.85% (d)
Ratio of net investment income (loss) to average net assets....        (0.82)% (d)     (0.84)%         (0.85)% (d)
Portfolio turnover rate (e)....................................            0%              0%              0%


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 118                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST BUFFERED ALLOCATION DEFENSIVE ETF (BUFT)


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2023         ENDED
                                                                  (UNAUDITED)    8/31/2022 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  18.66        $  20.01
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.03)          (0.02)
Net realized and unrealized gain (loss)........................         0.06           (1.33)
                                                                    --------        --------
Total from investment operations...............................         0.03           (1.35)
                                                                    --------        --------
Net asset value, end of period.................................     $  18.69        $  18.66
                                                                    ========        ========
TOTAL RETURN (b)...............................................         0.16%          (6.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $122,405        $154,840
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)       0.20% (d)
Ratio of net investment income (loss) to average net assets ...        (0.20)% (d)     (0.20)% (d)
Portfolio turnover rate (e)....................................          229%            445%

FT CBOE VEST BUFFERED ALLOCATION GROWTH ETF (BUFG)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2023         ENDED
                                                                  (UNAUDITED)    8/31/2022 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  18.16        $  20.01
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.02)          (0.02)
Net realized and unrealized gain (loss)........................         0.37           (1.83)
                                                                    --------        --------
Total from investment operations...............................         0.35           (1.85)
                                                                    --------        --------
Net asset value, end of period.................................     $  18.51        $  18.16
                                                                    ========        ========
TOTAL RETURN (b)...............................................         1.93%          (9.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $150,889        $163,418
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............         0.20% (d)       0.20% (d)
Ratio of net investment income (loss) to average net assets ...        (0.20)% (d)     (0.20)% (d)
Portfolio turnover rate (e)....................................          255%            411%


(a)   Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the twenty-six funds (each a "Fund" and collectively, "the Funds")
listed below. The shares of each Fund are listed and traded on the Cboe BZX
Exchange, Inc. ("Cboe BZX").

        FT Cboe Vest U.S. Equity Buffer ETF - January - (ticker "FJAN")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - January - (ticker "DJAN")
        FT Cboe Vest U.S. Equity Buffer ETF - February - (ticker "FFEB")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - February - (ticker "DFEB")
        FT Cboe Vest U.S. Equity Buffer ETF - March - (ticker "FMAR")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - March - (ticker "DMAR")
        FT Cboe Vest U.S. Equity Buffer ETF - April - (ticker "FAPR")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - April - (ticker "DAPR")
        FT Cboe Vest U.S. Equity Buffer ETF - May - (ticker "FMAY")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - May - (ticker "DMAY")
        FT Cboe Vest U.S. Equity Buffer ETF - June - (ticker "FJUN")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - June - (ticker "DJUN")
        FT Cboe Vest U.S. Equity Buffer ETF - July - (ticker "FJUL")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - July - (ticker "DJUL")
        FT Cboe Vest U.S. Equity Buffer ETF - August - (ticker "FAUG")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - August - (ticker "DAUG")
        FT Cboe Vest U.S. Equity Buffer ETF - September - (ticker "FSEP")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - September - (ticker "DSEP")
        FT Cboe Vest U.S. Equity Buffer ETF - October - (ticker "FOCT")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - October - (ticker "DOCT")
        FT Cboe Vest U.S. Equity Buffer ETF - November - (ticker "FNOV")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - November - (ticker "DNOV")
        FT Cboe Vest U.S. Equity Buffer ETF - December - (ticker "FDEC")
        FT Cboe Vest U.S. Equity Deep Buffer ETF - December - (ticker "DDEC")
        FT Cboe Vest Buffered Allocation Defensive ETF - (ticker "BUFT")
        FT Cboe Vest Buffered Allocation Growth ETF - (ticker "BUFG")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund ("ETF").

The investment objective of FJAN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the SPDR(R) S&P
500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of
19.04% (before fees, expenses and taxes) and 18.19% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from January 23, 2023 to January 19, 2024. Prior to January 23, 2023, the
Fund's investment objective included an upside cap of 14.20% (before fees, expenses and taxes) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of January 24, 2022 to January 20,
2023.

The investment objective of DJAN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.70% (before fees, expenses and taxes) and 13.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from January 23,
2023 to January 19, 2024. Prior to January 23, 2023, the Fund's investment objective included an upside cap of 9.03% (before fees, expenses and taxes) and
8.18% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of January 24, 2022 to January 20, 2023.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The investment objective of FFEB is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 19.25% (before fees, expenses and taxes) and 18.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 21,
2023 to February 16, 2024. Prior to February 21, 2023, the Fund's investment objective included an upside cap of 14.25% (before fees, expenses and taxes) and
13.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2022 to February 17, 2023.

The investment objective of DFEB is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.97% (before fees, expenses and taxes) and 14.12% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from February 21,
2023 to February 16, 2024. Prior to February 21, 2023, the Fund's investment objective included an upside cap of 9.30% (before fees, expenses and taxes) and
8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 22, 2022 to February 17, 2023.

The investment objective of FMAR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.78% (before fees and expenses) and
13.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes)
of Underlying ETF losses, over the period from March 21, 2022 to March 17, 2023.
Prior to March 21, 2022, the Fund's investment objective included an upside cap of 14.20% (before fees and expenses) and 13.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of March 22,
2021 to March 18, 2022.

The investment objective of DMAR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 10.02% (before fees and expenses) and
9.17% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30%
(before fees, expenses and taxes) over the period from March 21, 2022 to March
17, 2023. Prior to March 21, 2022, the Fund's investment objective included an upside cap of 9.30% (before fees and expenses) and 8.45% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of
March 22, 2021 to March 18, 2022.

The investment objective of FAPR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 16.35% (before fees and expenses) and
15.48% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes)
of Underlying ETF losses, over the period from April 18, 2022 to April 21, 2023.
Prior to April 18, 2022, the Fund's investment objective included an upside cap of 12.00% (before fees and expenses) and 11.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of April 19,
2021 to April 14, 2022.

The investment objective of DAPR is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 10.96% (before fees and expenses) and
10.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30%
(before fees, expenses and taxes) over the period from April 18, 2022 to April
21, 2023. Prior to April 18, 2022, the Fund's investment objective included an upside cap of 7.50% (before fees and expenses) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of
April 19, 2021 to April 14, 2022.

The investment objective of FMAY is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 20.45% (before fees, expenses and taxes) and 19.60% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 23, 2022 to May 19, 2023. Prior to May 23, 2022, the Fund's investment objective included an upside cap of 12.50% (before fees, expenses and taxes) and 11.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome
Period of May 24, 2021 to May 20, 2022.

                                                                        Page 121

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The investment objective of DMAY is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 13.93% (before fees, expenses and taxes) and 13.08% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from May 23, 2022 to May 19, 2023. Prior to May 23, 2022, the Fund's investment objective included an upside cap of 7.60% (before fees, expenses and taxes) and 6.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome
Period of May 24, 2021 to May 20, 2022.

The investment objective of FJUN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 22.20% (before fees, expenses and taxes) and 21.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June 21, 2022 to June 16, 2023. Prior to June 21, 2022, the Fund's investment objective included an upside cap of 11.70% (before fees, expenses and taxes) and 10.85%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of June 21, 2021 to June 17, 2022.

The investment objective of DJUN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 15.59% (before fees, expenses and taxes) and 14.74% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from June 21,
2022 to June 16, 2023. Prior to June 21, 2022, the Fund's investment objective included an upside cap of 7.06% (before fees, expenses and taxes) and 6.21%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of June 21, 2021 to June 17, 2022.

The investment objective of FJUL is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 21.30% (before fees, expenses and taxes) and 20.44% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July 18, 2022 to July 21, 2023. Prior to July 18, 2022, the Fund's investment objective included an upside cap of 11.70% (before fees, expenses and taxes) and 10.85%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of July 19, 2021 to July 15, 2022.

The investment objective of DJUL is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 15.02% (before fees, expenses and taxes) and 14.16% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from July 18,
2022 to July 21, 2023. Prior to July 18, 2022, the Fund's investment objective included an upside cap of 7.30% (before fees, expenses and taxes) and 6.45%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of July 19, 2021 to July 15, 2022.

The investment objective of FAUG is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 20.46% (before fees, expenses and taxes) and 19.61% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August 22,
2022 to August 18, 2023. Prior to August 22, 2022, the Fund's investment objective included an upside cap of 11.64% (before fees, expenses and taxes) and
10.79% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of August 23, 2021 to August 19, 2022.

The investment objective of DAUG is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.47% (before fees, expenses and taxes) and 13.62% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from August 22,
2022 to August 18, 2023. Prior to August 22, 2022, the Fund's investment objective included an upside cap of 7.37% (before fees, expenses and taxes) and
6.52% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of August 23, 2021 to August 19, 2022.

The investment objective of FSEP is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 23.41% (before fees, expenses and taxes) and 22.56% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from September 19,
2022 to September 15, 2023. Prior to September 19, 2022, the Fund's investment objective included an upside cap of 12.20% (before fees, expenses and taxes) and
11.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 20, 2021 to September 16, 2022.

The investment objective of DSEP is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 16.98% (before fees, expenses and taxes) and 16.13% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from September
19, 2022 to September 15, 2023. Prior to September 19, 2022, the Fund's
investment objective included an upside cap of 7.43% (before fees, expenses and taxes) and 6.58% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September 20, 2021 to September 16,
2022.

The investment objective of FOCT is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 27.12% (before fees, expenses and taxes) and 26.27% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from October 24,
2022 to October 20, 2023. Prior to October 24, 2022, the Fund's investment objective included an upside cap of 11.70% (before fees, expenses and taxes) and
10.84% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 18, 2021 to October 21, 2022.

The investment objective of DOCT is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 19.20% (before fees, expenses and taxes) and 18.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from October 24,
2022 to October 20, 2023. Prior to October 24, 2022, the Fund's investment objective included an upside cap of 7.22% (before fees, expenses and taxes) and
6.36% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of October 18, 2021 to October 21, 2022.

The investment objective of FNOV is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price of the Underlying ETF, up to a predetermined upside cap of 23.77% (before fees, expenses and taxes) and
22.92% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes)
of Underlying ETF losses, over the period from November 21, 2022 to November 17,
2023. Prior to November 21, 2022, the Fund's investment objective included an upside cap of 12.10% (before fees, expenses and taxes) and 11.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome
Period of November 22, 2021 to November 18, 2022.

The investment objective of DNOV is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price of the Underlying ETF, up to a predetermined upside cap of 17.19% (before fees, expenses and taxes) and
16.34% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30%
(before fees, expenses and taxes) over the period from November 21, 2022 to
November 17, 2023. Prior to November 21, 2022, the Fund's investment objective included an upside cap of 7.60% (before fees, expenses and taxes) and 6.75%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of November 22, 2021 to November 18, 2022.

The investment objective of FDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 23.10% (before fees, expenses and taxes) and 22.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 19,
2022 to December 15, 2023. Prior to December 19, 2022, the Fund's investment objective included an upside cap of 13.10% (before fees, expenses and taxes) and
12.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 20, 2021 to December 16, 2022.

                                                                        Page 123

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The investment objective of DDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 16.68% (before fees, expenses and taxes) and 15.83% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from December 19,
2022 to December 15, 2023. Prior to December 19, 2022, the Fund's investment objective included an upside cap of 8.10% (before fees, expenses and taxes) and
7.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 20, 2021 to December 16, 2022.

Under normal market conditions, each Fund, except BUFT and BUFG, will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF.

The investment objective of BUFT is to seek to provide investors with capital preservation. BUFT seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR(R) S&P 500(R) ETF Trust ("SPY"), up to a predetermined cap, while providing a defined buffer against losses of
SPY over a defined one-year period ("SPY Underlying ETFs"). Under normal market conditions, BUFT will invest substantially all of its assets in SPY Underlying
ETFs. Unlike the SPY Underlying ETFs, BUFT itself does not pursue a defined outcome strategy. The buffer is only provided by the SPY Underlying ETFs and
BUFT itself does not provide any stated buffer against losses. In order to understand BUFT's strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.

The investment objective of BUFG is to seek to provide investors with capital appreciation. BUFG seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period.
Under normal market conditions, BUFG will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFG itself does not pursue a defined outcome strategy. The buffer is only provided by the SPY
Underlying ETFs and BUFG itself does not provide any stated buffer against losses. In order to understand BUFG's strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a
      FLEX Option contract occurs, the trade price will be used to value such
      FLEX Option contracts in lieu of the model price.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security;

     11)    and other relevant factors.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.

                                                                        Page 125

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund, with the exception of BUFT and BUFG, purchases and sells call and put
FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX
Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2023 are FLEX Options.

D. AFFILIATED TRANSACTIONS

BUFT and BUFG invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Amounts related to these investments in BUFT at February 28, 2023 and for the six months then ended are as follows:


                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                       SHARES AT     VALUE AT                                  APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME      2/28/2023    8/31/2022     PURCHASES        SALES      (DEPRECIATION)    (LOSS)      2/28/2023      INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - January          818,574   $        --  $ 63,148,991  $ (38,163,000) $       31,743  $   (67,599) $ 24,950,135  $       --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - February         704,350            --    54,792,540    (31,468,233)       (112,696)     (52,583)   23,159,028          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - March                 --            --    40,011,338    (40,054,465)             --       43,127            --          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - April            915,301            --    31,060,604     (4,010,025)         (6,548)      16,111    27,060,142          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - May                   --    27,695,088    30,220,945    (58,176,928)        561,439     (300,544)           --          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - June             678,694    33,229,031    10,055,926    (21,325,870)        429,861      166,225    22,555,173          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - July                  --    28,339,734     5,544,834    (33,881,133)        557,155     (560,590)           --          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - October               --            --    31,956,460    (31,504,297)             --     (452,163)           --          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - November              --    36,265,081    37,699,934    (73,636,580)         26,079     (354,514)           --          --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - December         779,262    29,300,856    42,238,344    (47,744,061)        506,716      151,387    24,453,242          --
                                   ------------------------------------------------------------------------------------------------
                                   $154,829,790  $346,729,916  $(379,964,592) $    1,993,749  $(1,411,143) $122,177,720  $       --
                                   ================================================================================================



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Amounts related to these investments in BUFG at February 28, 2023 and for the six months then ended are as follows:


                                                                                CHANGE IN
                                                                                UNREALIZED     REALIZED
                       SHARES AT     VALUE AT                                  APPRECIATION      GAIN        VALUE AT     DIVIDEND
    SECURITY NAME      2/28/2023    8/31/2022     PURCHASES        SALES      (DEPRECIATION)    (LOSS)      2/28/2023      INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Buffer
   ETF - January               --  $ 30,494,147  $ 73,429,556  $(105,272,784) $      868,883  $   480,198  $         --  $       --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - February         867,302    31,696,575    61,188,306    (61,163,642)        968,919   (1,069,194)   31,620,964          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - March            979,980    32,415,210    70,675,719    (72,238,680)        966,739      146,784    31,965,772          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - April                 --    34,030,426    12,398,410    (46,292,956)         87,382     (223,262)           --          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - May                   --            --    27,587,050    (26,881,554)             --     (705,496)           --          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - August           835,558    34,782,628    34,418,560    (38,400,686)       (461,941)    (539,304)   29,799,257          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - September        771,404            --    30,407,965     (3,906,549)         46,592       19,454    26,567,462          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - October               --            --    35,534,534    (35,526,482)             --       (8,052)           --          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - November         840,977            --    79,039,701    (50,384,048)      1,132,226      941,420    30,729,299          --
FT Cboe Vest U.S.
   Equity Buffer
   ETF - December              --            --    52,295,996    (52,803,576)             --      507,580            --          --
                                   ------------------------------------------------------------------------------------------------
                                   $163,418,986  $476,975,797  $(492,870,957) $    3,608,800  $  (449,872) $150,682,754  $       --
                                   ================================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFT and BUFG which are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2022.

                                                                        Page 127


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and       Unrealized
                                                                  Taxable         Ordinary        Other Gain       Appreciation
                                                                 Year End          Income           (Loss)        (Depreciation)
                                                               -------------    -------------    -------------    --------------
FT Cboe Vest U.S. Equity Buffer ETF - January                    31-Jan-22      $    (113,056)   $ (15,497,262)   $    4,128,224
FT Cboe Vest U.S. Equity Deep Buffer ETF - January               31-Jan-22            (44,122)      (5,006,751)          635,400
FT Cboe Vest U.S. Equity Buffer ETF - February                   28-Feb-22           (335,864)     (30,356,328)          984,142
FT Cboe Vest U.S. Equity Deep Buffer ETF - February              28-Feb-22           (342,052)     (25,392,305)          395,740
FT Cboe Vest U.S. Equity Buffer ETF - March                      31-Mar-22           (209,934)              --         1,338,253
FT Cboe Vest U.S. Equity Deep Buffer ETF - March                 31-Mar-22           (193,187)      (5,303,110)          599,452
FT Cboe Vest U.S. Equity Buffer ETF - April                      30-Apr-22           (431,763)     (16,407,792)       (7,138,172)
FT Cboe Vest U.S. Equity Deep Buffer ETF - April                 30-Apr-22           (266,079)      (6,121,884)       (3,248,145)
FT Cboe Vest U.S. Equity Buffer ETF - May                        31-May-22           (481,257)     (25,588,792)        9,273,448
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                   31-May-22           (321,459)     (14,162,654)        3,263,795
FT Cboe Vest U.S. Equity Buffer ETF - June                       30-Jun-22           (537,815)     (26,423,868)        3,048,407
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                  30-Jun-22           (373,396)     (16,876,921)          981,036
FT Cboe Vest U.S. Equity Buffer ETF - July                       31-Jul-22           (763,527)     (14,357,861)        8,661,196
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                  31-Jul-22           (382,679)      (7,649,376)        3,820,154
FT Cboe Vest U.S. Equity Buffer ETF - August                     31-Aug-22         (1,180,725)     (34,453,622)      (12,013,653)
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                31-Aug-22           (843,218)     (24,672,642)       (4,316,681)
FT Cboe Vest U.S. Equity Buffer ETF - September                  30-Sep-21           (190,914)      (1,636,302)         (536,323)
FT Cboe Vest U.S. Equity Deep Buffer ETF - September             30-Sep-21           (152,862)        (505,434)         (301,100)
FT Cboe Vest U.S. Equity Buffer ETF - October                    31-Oct-21           (460,448)      (6,876,924)        1,823,307
FT Cboe Vest U.S. Equity Deep Buffer ETF - October               31-Oct-21           (269,814)      (3,105,136)          650,888
FT Cboe Vest U.S. Equity Buffer ETF - November                   30-Nov-21         (1,357,803)     (23,533,670)       (4,236,888)
FT Cboe Vest U.S. Equity Deep Buffer ETF - November              30-Nov-21           (739,974)      (9,691,342)       (1,254,397)
FT Cboe Vest U.S. Equity Buffer ETF - December                   31-Dec-21                 --       (5,909,553)        2,475,112
FT Cboe Vest U.S. Equity Deep Buffer ETF - December              31-Dec-21                 --       (7,120,867)          976,931
FT Cboe Vest Buffered Allocation Defensive ETF                   31-Aug-22           (145,364)      (5,394,632)       (2,457,143)
FT Cboe Vest Buffered Allocation Growth ETF                      31-Aug-22           (185,676)      (5,105,775)       (8,213,042)


F. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FFEB, DFEB, FMAY, DMAY, FJUN,
DJUN, FJUL, DJUL, FAUG, DAUG, FNOV, and DNOV, the taxable years ended 2020,
2021, and 2022 remain open to federal and state audit. For FJAN, DJAN, FMAR,
DMAR, FAPR, DAPR, FSEP, DSEP, FOCT, DOCT, FDEC, and DDEC, the taxable years ended 2021 and 2022 remain open to federal and state audit. For BUFT and BUFG, the taxable year ended 2022 remains open to federal and state audit. As of
February 28, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund's applicable taxable year end, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.


                                                                                   Non-Expiring
                                                                Taxable            Capital Loss
                                                               Year End            Carryforward
                                                          -------------------   ------------------
FT Cboe Vest U.S. Equity Buffer ETF - January                  31-Jan-22          $   15,497,262
FT Cboe Vest U.S. Equity Deep Buffer ETF - January             31-Jan-22               5,006,751
FT Cboe Vest U.S. Equity Buffer ETF - February                 28-Feb-22              30,356,328
FT Cboe Vest U.S. Equity Deep Buffer ETF - February            28-Feb-22              25,392,305
FT Cboe Vest U.S. Equity Buffer ETF - March                    31-Mar-22                      --
FT Cboe Vest U.S. Equity Deep Buffer ETF - March               31-Mar-22               5,303,110
FT Cboe Vest U.S. Equity Buffer ETF - April                    30-Apr-22              16,407,792
FT Cboe Vest U.S. Equity Deep Buffer ETF - April               30-Apr-22               6,121,884
FT Cboe Vest U.S. Equity Buffer ETF - May                      31-May-22              25,588,792
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                 31-May-22              14,162,654
FT Cboe Vest U.S. Equity Buffer ETF - June                     30-Jun-22              26,423,868
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                30-Jun-22              16,876,921
FT Cboe Vest U.S. Equity Buffer ETF - July                     31-Jul-22              14,357,861
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                31-Jul-22               7,649,376
FT Cboe Vest U.S. Equity Buffer ETF - August                   31-Aug-22              34,453,622
FT Cboe Vest U.S. Equity Deep Buffer ETF - August              31-Aug-22              24,672,642
FT Cboe Vest U.S. Equity Buffer ETF - September                30-Sep-21               1,636,302
FT Cboe Vest U.S. Equity Deep Buffer ETF - September           30-Sep-21                 505,434
FT Cboe Vest U.S. Equity Buffer ETF - October                  31-Oct-21               6,876,924
FT Cboe Vest U.S. Equity Deep Buffer ETF - October             31-Oct-21               3,105,136
FT Cboe Vest U.S. Equity Buffer ETF - November                 30-Nov-21              23,533,670
FT Cboe Vest U.S. Equity Deep Buffer ETF - November            30-Nov-21               9,691,342
FT Cboe Vest U.S. Equity Buffer ETF - December                 31-Dec-21               5,909,553
FT Cboe Vest U.S. Equity Deep Buffer ETF - December            31-Dec-21               7,120,867
FT Cboe Vest Buffered Allocation Defensive ETF                 31-Aug-22               5,394,632
FT Cboe Vest Buffered Allocation Growth ETF                    31-Aug-22               5,105,775


During the applicable taxable year end, the Fund listed below utilized non-expiring capital loss carryforwards in the following amount:


                                                              Capital Loss
                                                              Carryforward
                                                                Utilized
                                                           -------------------
FT Cboe Vest U.S. Equity Deep Buffer ETF - February          $    17,964,075


                                                                        Page 129


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund's applicable taxable year end, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                                           Qualified Late Year Losses
                                                                Taxable         --------------------------------------------
                                                               Year End          Ordinary Losses             Capital Losses
                                                          -------------------   ------------------        ------------------
FT Cboe Vest U.S. Equity Buffer ETF - January                  31-Jan-22          $      113,056            $           --
FT Cboe Vest U.S. Equity Deep Buffer ETF - January             31-Jan-22                  44,122                        --
FT Cboe Vest U.S. Equity Buffer ETF - February                 28-Feb-22                 335,864                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - February            28-Feb-22                 342,052                        --
FT Cboe Vest U.S. Equity Buffer ETF - March                    31-Mar-22                 209,934                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - March               31-Mar-22                 193,187                        --
FT Cboe Vest U.S. Equity Buffer ETF - April                    30-Apr-22                 431,763                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - April               30-Apr-22                 266,079                        --
FT Cboe Vest U.S. Equity Buffer ETF - May                      31-May-22                 481,257                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                 31-May-22                 321,459                        --
FT Cboe Vest U.S. Equity Buffer ETF - June                     30-Jun-22                 537,815                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                30-Jun-22                 373,396                        --
FT Cboe Vest U.S. Equity Buffer ETF - July                     31-Jul-22                 763,527                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                31-Jul-22                 382,679                        --
FT Cboe Vest U.S. Equity Buffer ETF - August                   31-Aug-22               1,180,725                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - August              31-Aug-22                 843,218                        --
FT Cboe Vest U.S. Equity Buffer ETF - September                30-Sep-21                 190,914                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - September           30-Sep-21                 152,862                        --
FT Cboe Vest U.S. Equity Buffer ETF - October                  31-Oct-21                 460,448                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - October             31-Oct-21                 269,814                        --
FT Cboe Vest U.S. Equity Buffer ETF - November                 30-Nov-21               1,357,803                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - November            30-Nov-21                 739,974                        --
FT Cboe Vest U.S. Equity Buffer ETF - December                 31-Dec-21                      --                        --
FT Cboe Vest U.S. Equity Deep Buffer ETF - December            31-Dec-21                      --                        --
FT Cboe Vest Buffered Allocation Defensive ETF                 31-Aug-22                 145,364                        --
FT Cboe Vest Buffered Allocation Growth ETF                    31-Aug-22                 185,676                        --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                                Unrealized       Unrealized      Appreciation
                                                                Tax Cost       Appreciation    (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - January                $  248,897,007   $    1,890,123   $   (2,413,683)  $     (523,560)
FT Cboe Vest U.S. Equity Deep Buffer ETF - January              204,505,695        1,449,280       (1,702,386)        (253,106)
FT Cboe Vest U.S. Equity Buffer ETF - February                  326,074,363        3,569,990       (8,444,408)      (4,874,418)
FT Cboe Vest U.S. Equity Deep Buffer ETF - February             262,407,365        3,037,741       (6,313,199)      (3,275,458)
FT Cboe Vest U.S. Equity Buffer ETF - March                     209,921,700        9,614,113      (15,426,829)      (5,812,716)
FT Cboe Vest U.S. Equity Deep Buffer ETF - March                239,229,055        2,365,290      (23,052,153)     (20,686,863)
FT Cboe Vest U.S. Equity Buffer ETF - April                     255,034,420       10,741,305      (17,882,734)      (7,141,429)
FT Cboe Vest U.S. Equity Deep Buffer ETF - April                329,952,220        9,473,253      (21,037,767)     (11,564,514)
FT Cboe Vest U.S. Equity Buffer ETF - May                       326,195,022       19,512,550      (20,155,411)        (642,861)
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                  149,007,557        5,530,926       (9,822,712)      (4,291,786)
FT Cboe Vest U.S. Equity Buffer ETF - June                      264,175,376       32,947,754      (17,534,578)      15,413,176
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                 157,468,343       16,260,390       (9,262,957)       6,997,433
FT Cboe Vest U.S. Equity Buffer ETF - July                      217,592,734       15,829,819       (9,963,401)       5,866,418
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                 147,185,150        6,667,533       (6,239,397)         428,136
FT Cboe Vest U.S. Equity Buffer ETF - August                    341,076,229       14,088,778      (22,757,194)      (8,668,416)
FT Cboe Vest U.S. Equity Deep Buffer ETF - August               450,686,657       12,167,217      (14,624,082)      (2,456,865)
FT Cboe Vest U.S. Equity Buffer ETF - September                 291,388,654       17,606,560       (7,096,634)      10,509,926
FT Cboe Vest U.S. Equity Deep Buffer ETF - September            194,956,167       14,554,019       (9,131,779)       5,422,240
FT Cboe Vest U.S. Equity Buffer ETF - October                   279,916,930       28,986,179      (12,924,590)      16,061,589
FT Cboe Vest U.S. Equity Deep Buffer ETF - October              186,543,137       13,798,133       (7,522,115)       6,276,018
FT Cboe Vest U.S. Equity Buffer ETF - November                  385,831,169       14,478,418       (9,734,477)       4,743,941
FT Cboe Vest U.S. Equity Deep Buffer ETF - November             295,254,235       10,867,436       (7,319,612)       3,547,824
FT Cboe Vest U.S. Equity Buffer ETF - December                  227,813,700        7,313,220       (2,344,330)       4,968,890
FT Cboe Vest U.S. Equity Deep Buffer ETF - December             315,830,418       11,772,321       (5,363,736)       6,408,585
FT Cboe Vest Buffered Allocation Defensive ETF                  121,114,141        1,429,653         (119,245)       1,310,408
FT Cboe Vest Buffered Allocation Growth ETF                     148,973,266        2,123,096         (183,152)       1,939,944


G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee based on a percentage of each Fund's average daily net assets. In addition, BUFT and BUFG incur pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"). The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total

                                                                        Page 131


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

annual operating expenses. Effective November 1, 2022, the annual unitary management fee payable by each Fund, with the exception of BUFT and BUFG, to
First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                            0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion    0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion    0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion   0.78625%
Fund net assets greater than $10 billion                                    0.76500%


For BUFT and BUFG, the annual unitary management fee payable by each Fund will be calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                            0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion    0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion    0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion   0.185%
Fund net assets greater than $10 billion up to and including $15 billion    0.180%
Fund net assets greater than $15 billion                                    0.170%


Prior to November 1, 2022, First Trust was paid an annual unitary management fee of 0.85% of each Fund's average daily net assets with the exception of BUFT and
BUFG which paid an annual unitary management fee of 0.20%.

First Trust is responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds (other than BUFT and BUFG), the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months (or shorter period during the first eleven months of the Investment Sub-Advisory Agreement)
are subtracted from the unitary management fee for that month. Pursuant to the
Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of BUFT and BUFG, the Advisor and Cboe Vest, First Trust will supervise
Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less
Cboe Vest's 50% share of each of BUFT and BUFG's expenses for that month. During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor's management fee) paid to Cboe Vest will be reduced to reflect the reduction in the advisor's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the Funds, except BUFT and BUFG, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFT and BUFG, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments for BUFT and BUFG, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest Buffered Allocation Defensive ETF                                $  330,070,454   $  330,409,453
FT Cboe Vest Buffered Allocation Growth ETF                                      396,908,692      397,352,715


For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest U.S. Equity Buffer ETF - January                                 $           --   $  173,163,095
FT Cboe Vest U.S. Equity Deep Buffer ETF - January                                        --      114,939,236
FT Cboe Vest U.S. Equity Buffer ETF - February                                            --       52,320,471
FT Cboe Vest U.S. Equity Deep Buffer ETF - February                                       --       53,234,061
FT Cboe Vest U.S. Equity Buffer ETF - March                                               --       33,384,155
FT Cboe Vest U.S. Equity Deep Buffer ETF - March                                          --      127,984,946
FT Cboe Vest U.S. Equity Buffer ETF - April                                               --       40,928,455
FT Cboe Vest U.S. Equity Deep Buffer ETF - April                                          --       24,298,266
FT Cboe Vest U.S. Equity Buffer ETF - May                                                 --       78,378,674
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                                            --       81,372,552
FT Cboe Vest U.S. Equity Buffer ETF - June                                                --       42,287,316
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                                           --       23,383,516
FT Cboe Vest U.S. Equity Buffer ETF - July                                                --        7,715,694
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                                           --       34,186,037
FT Cboe Vest U.S. Equity Buffer ETF - August                                              --       14,537,922
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                                         --        4,522,528
FT Cboe Vest U.S. Equity Buffer ETF - September                                           --      131,165,392
FT Cboe Vest U.S. Equity Deep Buffer ETF - September                                      --      115,028,055
FT Cboe Vest U.S. Equity Buffer ETF - October                                             --       42,210,110
FT Cboe Vest U.S. Equity Deep Buffer ETF - October                                        --       70,077,630
FT Cboe Vest U.S. Equity Buffer ETF - November                                            --       98,912,274
FT Cboe Vest U.S. Equity Deep Buffer ETF - November                                       --      337,691,075
FT Cboe Vest U.S. Equity Buffer ETF - December                                            --      261,083,028
FT Cboe Vest U.S. Equity Deep Buffer ETF - December                                       --      297,522,708
FT Cboe Vest Buffered Allocation Defensive ETF                                    16,659,462       49,555,139
FT Cboe Vest Buffered Allocation Growth ETF                                       80,067,105       95,518,242


                                                                        Page 133


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
FJAN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $256,304,856   written, at value            $ 10,693,822

DJAN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           208,073,155   written, at value               6,055,075

FFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           332,600,040   written, at value              15,156,864

DFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           262,942,760   written, at value               6,780,001

FMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           207,869,589   written, at value               4,660,772

DMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           217,606,337   written, at value                  26,555

FAPR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           252,321,031   written, at value               5,723,061

DAPR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           316,984,991   written, at value                 226,169

FMAY
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           326,016,949   written, at value               2,222,896

DMAY
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           144,302,822   written, at value                 340,077

FJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           280,379,999   written, at value               2,405,407

DJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           165,819,196   written, at value               2,274,185

FJUL
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           224,979,327   written, at value               3,031,934



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
DJUL
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $147,916,735   written, at value            $  1,241,666

FAUG
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           339,938,296   written, at value              10,227,411

DAUG
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           447,164,032   written, at value               2,358,271

FSEP
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           305,593,987   written, at value               6,186,920

DSEP
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           201,296,519   written, at value               2,517,093

FOCT
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           299,679,819   written, at value               6,298,368

DOCT
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           195,080,418   written, at value               3,920,184

FNOV
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           398,482,096   written, at value              11,778,207

DNOV
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           300,658,627   written, at value               4,741,134

FDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           238,131,372   written, at value               7,730,337

DDEC
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           328,166,500   written, at value               9,152,774


                                                                        Page 135


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2023, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                                                   EQUITY RISK
                                                ----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   FJAN          DJAN          FFEB          DFEB          FMAR          DMAR
-------------------------------------           ----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $(14,210,359) $(13,584,676) $(23,675,738) $(32,811,905) $  1,106,920  $  4,103,779
   Written options contracts                      11,170,712     6,652,647    19,486,864    16,774,622     1,454,493     7,038,505

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                    11,582,889     9,595,331    15,698,158    19,414,534    (1,441,088)   (7,307,994)
   Written options contracts                      (1,099,344)   (3,439,794)   (5,335,916)  (10,404,959)    7,016,511    (2,875,189)



                                                                                   EQUITY RISK
                                                ----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   FAPR          DAPR          FMAY          DMAY          FJUN          DJUN
-------------------------------------           ----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $    652,322  $    796,899  $    221,530  $   (108,473) $  1,719,380  $  1,438,822
   Written options contracts                       1,558,559     1,628,485     6,195,866     5,401,046     2,853,539     1,455,231

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                    (4,386,643)   (8,791,095)  (12,866,898)   (5,228,166)  (10,822,244)   (6,279,051)
   Written options contracts                       9,406,256     4,338,985     9,981,645     2,038,172    13,409,590     8,028,260



                                                                                   EQUITY RISK
                                                ----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   FJUL          DJUL          FAUG          DAUG          FSEP          DSEP
-------------------------------------           ----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $   (167,629) $    442,120  $ (2,075,438) $    378,180  $(11,904,890) $ (4,598,065)
   Written options contracts                         629,861     2,467,268      (514,665)      213,595     4,019,962     4,253,226

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                    (7,085,398)   (5,261,089)   (8,582,307)   (7,842,674)   13,145,079     8,814,537
   Written options contracts                      10,297,853     5,202,627    11,927,544     9,630,623     5,874,942     4,199,805



                                                                                   EQUITY RISK
                                                ----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   FOCT          DOCT          FNOV          DNOV          FDEC          DDEC
-------------------------------------           ----------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $(12,383,653) $(12,483,253) $(19,378,054) $(25,031,531) $(14,375,258) $(14,352,980)
   Written options contracts                          81,915     6,534,275     4,776,676    13,267,580     2,607,321     9,599,577

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                    16,334,476    14,295,051    15,598,848    22,560,151    19,098,794    15,997,593
   Written options contracts                       9,727,881     1,329,795    11,285,605    (2,582,546)    3,241,971    (1,134,390)


The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28,
2023, on each Fund's options contracts.


                                                  PREMIUMS FOR                           PREMIUMS FOR
                              PREMIUMS FOR          PURCHASED                           WRITTEN OPTIONS
                                PURCHASED       OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                            OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                 OPENED            AND EXPIRED      CONTRACTS OPENED        EXPIRED
                            ----------------------------------------------------------------------------
          FJAN              $     496,503,839   $     449,724,357   $     18,085,695   $      18,421,101
          DJAN                    386,355,658         321,413,134          8,686,052           7,485,799
          FFEB                    395,338,516         395,993,921         17,614,372          24,479,147
          DFEB                    363,878,294         425,660,196          9,798,672          17,734,598
          FMAR                     79,101,199          78,755,580          4,633,303           6,437,151
          DMAR                    166,600,906         136,364,591            996,969           7,213,195
          FAPR                     16,511,114          58,035,566            755,812           4,807,849
          DAPR                     91,303,504          34,915,056            655,712           1,905,708
          FMAY                     60,338,831         101,083,079          1,649,125           8,402,959
          DMAY                     45,851,588         129,862,742          1,187,505           8,256,921
          FJUN                     47,934,510          71,224,273          2,321,980           5,301,253
          DJUN                     19,478,820          38,028,323            954,045           2,873,427
          FJUL                     27,976,260          28,476,904          1,311,485           2,184,486
          DJUL                     35,984,652          47,037,027          1,431,850           3,656,084
          FAUG                    103,766,468          98,268,820          5,199,369           6,842,705
          DAUG                    303,675,312           9,894,381          6,651,089             484,616
          FSEP                    451,308,051         286,611,580         18,873,531           9,811,312
          DSEP                    403,387,359         309,517,146         14,009,160           7,313,903
          FOCT                    445,959,279         314,058,283         28,946,964          18,573,975
          DOCT                    312,410,466         255,339,750         14,814,712           9,791,119
          FNOV                    560,294,710         456,060,822         33,984,753          29,832,181
          DNOV                    657,226,669         779,890,583         16,763,620          17,076,317
          FDEC                    539,646,142         522,689,693         26,352,453          28,417,662
          DDEC                    620,576,640         560,674,705         17,266,899          11,310,949


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the

                                                                        Page 137


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

As of March 20, 2023, the investment objective of the FT Cboe Vest U.S. Equity
Buffer ETF - March changed to include an upside cap of 19.35% (before fees and expenses) and 18.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of March 20, 2023 to March 15, 2024.

As of March 20, 2023, the investment objective of the FT Cboe Vest U.S. Equity
Deep Buffer ETF - March changed to include an upside cap of 14.36% (before fees and expenses) and 13.51% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of March 20, 2023 to March 15,
2024.

As of April 24, 2023, the investment objective of the FT Cboe Vest U.S. Equity
Buffer ETF - April changed to include an upside cap of 18.48% (before fees and expenses) and 17.63% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of April 24, 2023 to April 19, 2024.

As of April 24, 2023, the investment objective of the FT Cboe Vest U.S. Equity
Deep Buffer ETF - April changed to include an upside cap of 14.05% (before fees and expenses) and 13.20% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of April 24, 2023 to April 19,
2024.


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                        Page 139

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

                                   DISCLAIMER

The Funds are not sponsored, endorsed, sold or promoted by SPDR(R) S&P 500(R)
ETF Trust, PDR, or Standard & Poor's(R) (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the

                                                                        Page 141

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR(R) S&P 500(R) ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the
Funds or the FLEX Options.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

    BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
                     MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Advisory Agreement Amendment") of the Investment Management Agreement (the
"Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the amendment (as applicable to a specific Fund, the "Sub-Advisory Agreement
Amendment" and collectively, the "Sub-Advisory Agreement Amendments" and together with the Advisory Agreement Amendment, the "Amendments") of the
Investment Sub-Advisory Agreements (as applicable to a specific Fund, the
"Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Agreements") among the Trust, the
Advisor and Cboe Vest(SM) Financial LLC (the "Sub-Advisor") on behalf of the following twenty-six series of the Trust (each a "Fund" and collectively, the
"Funds"):

        FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)
        FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)
        FT Cboe Vest U.S. Equity Buffer ETF - March (FMAR)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - March (DMAR)
        FT Cboe Vest U.S. Equity Buffer ETF - April (FAPR)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - April (DAPR)
        FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)
        FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)
        FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)
        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)
        FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)
        FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)
        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)
        FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)
        FT Cboe Vest Buffered Allocation Defensive ETF (BUFT)
        FT Cboe Vest Buffered Allocation Growth ETF (BUFG)

The Board approved the applicable Amendments for each Fund at a meeting held on
October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed
Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September
18-19, 2022. Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent
Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for each Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. In reviewing the Sub-Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Sub-Advisory Agreement Amendments is to modify the sub-advisory fee rate for each Fund under the applicable Sub-Advisory
Agreement to reflect the modification of the unitary fee rate schedule under the
Advisory Agreement Amendment. The Board noted the Advisor's representations that


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

the quality and quantity of the services provided to each Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the applicable
Sub-Advisory Agreement will not be reduced or modified as a result of the
Advisory Agreement Amendment and the applicable Sub-Advisory Agreement
Amendment, and that the obligations of the Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under each Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreements for each Fund other than BUFT and BUFG for a one-year period ending June 30, 2023 at a meeting held on June 12-13,
2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreements were fair and reasonable and that the continuation of the applicable Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board also noted that it, including the Independent Trustees, approved the applicable Agreements for BUFT and BUFG for an initial two-year period ending
October 25, 2023 at a meeting held on September 13, 2021. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the applicable Agreements were fair and reasonable and that the approval of the applicable Agreements was in the best interests of each Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

                                                                        Page 143

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                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest International Equity Buffer ETF - March (YMAR)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - March (QMAR)

        FT Cboe Vest International Equity Buffer ETF - June (YJUN)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - June (QJUN)

        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

        FT Cboe Vest International Equity Buffer ETF - September (YSEP)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - September (QSPT)

        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September
             (XSEP)

        FT Cboe Vest International Equity Buffer ETF - December (YDEC)

        FT Cboe Vest Nasdaq-100(R) Buffer ETF - December (QDEC)

        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter...........................................................  2
Fund Performance Overview

   FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September

   FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December

Portfolio of Investments

   FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September

   FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December


--------------------------------------------------------------------------------

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2023. Please note that the FT Cboe Vest U.S. Equity Enhance &
Moderate Buffer ETF - September ("XSEP") was incepted on September 21, 2022, so information in this letter and the report prior to that date will not apply to this Fund.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
March (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 20.70% (before fees and expenses) and 19.80% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from March 21, 2022 to March 17, 2023
(the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "YMAR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                      TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year         Inception         Inception
                                                              Ended       Ended         (3/19/21)         (3/19/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                           9.46%      -0.76%          -0.90%             -1.75%
Market Price                                                  9.82%      -0.71%          -0.85%             -1.65%

INDEX PERFORMANCE
MSCI EAFE Index - Price Return                               11.58%      -5.76%          -4.17%             -7.97%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MARCH 19, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest International        MSCI EAFE Index -
            Equity Buffer ETF - March           Price Return
3/19/21              $10,000                       $10,000
8/31/21               10,559                        10,560
2/28/22                9,900                         9,766
8/31/22                8,976                         8,248
2/28/23                9,825                         9,203


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to March 21, 2022, the Fund's investment objective included an upside cap of 14.18% (before fees and expenses) and 13.29% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of March 22, 2021 to March 18, 2022.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF - March
(the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"), up to a
predetermined upside cap of 17.25% (before fees and expenses) and 16.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying ETF losses, over the period from March 21, 2022 to March 17, 2023
(the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "QMAR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (3/19/21)         (3/19/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                           2.12%      -5.65%           1.73%              3.39%
Market Price                                                  2.47%      -5.65%           1.73%              3.39%

INDEX PERFORMANCE
Nasdaq-100 Index(R) - Price Return                           -1.87%     -15.42%          -3.34%             -6.41%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MARCH 19, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest Nasdaq-100(R)      Nasdaq 100 Index(R) -
                Buffer ETF - March              Price Return
3/19/21              $10,000                       $10,000
8/31/21               11,088                        12,110
2/28/22               10,958                        11,065
8/31/22               10,125                         9,538
2/28/23               10,339                         9,359


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to March 21, 2022, the Fund's investment objective included an upside cap of 15.51% (before fees and expenses) and 14.61% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of March 22, 2021 to March 18, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
June (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 24.20% (before fees and expenses) and 23.31% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying ETF losses, over the period from June 21, 2022 to June 16, 2023 (the
"Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "YJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (6/18/21)         (6/18/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                          11.01%       0.41%          -1.75%             -2.96%
Market Price                                                 11.07%       0.41%          -1.75%             -2.96%

INDEX PERFORMANCE
MSCI EAFE Index - Price Return                               11.58%      -5.76%          -6.65%            -11.04%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JUNE 18, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest International        MSCI EAFE Index -
             Equity Buffer ETF - June           Price Return
6/18/21              $10,000                       $10,000
8/31/21               10,246                        10,207
2/28/22                9,664                         9,439
8/31/22                8,742                         7,973
2/28/23                9,704                         8,896


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to June 21, 2022, the Fund's investment objective included an upside cap of 11.81% (before fees and expenses) and 10.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of June 21, 2021 to June 17, 2022.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF - June
(the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"), up to a
predetermined upside cap of 25.19% (before fees and expenses) and 24.30% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying ETF losses, over the period from June 21, 2022 to June 16, 2023 (the
"Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "QJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (6/18/21)         (6/18/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                           1.54%      -5.96%          -2.36%             -3.98%
Market Price                                                  1.71%      -6.06%          -2.36%             -3.98%

INDEX PERFORMANCE
Nasdaq-100 Index(R) - Price Return                           -1.87%     -15.42%          -8.68%            -14.29%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JUNE 18, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest Growth-100(R)      Nasdaq-100 Index(R) -
                Buffer ETF - June               Price Return
6/18/21              $10,000                       $10,000
8/31/21               10,549                        11,091
2/28/22               10,211                        10,134
8/31/22                9,456                         8,735
2/28/23                9,602                         8,571


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to June 21, 2022, the Fund's investment objective included an upside cap of 13.00% (before fees and expenses) and 12.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of June 21, 2021 to June 17, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

The investment objective of the FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - June (the "Fund") is to seek to provide investors with returns approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.80% (before fees and expenses) and 13.95% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer (before fees and expenses)
against the first 15% of Underlying ETF losses, over the period from June 21,
2022 to June 16, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. Subsequent Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome
Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "XJUN."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (7/12/21)         (7/12/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                           4.03%       5.06%           3.69%              6.09%
Market Price                                                  4.13%       4.93%           3.67%              6.06%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                               0.38%      -9.23%          -5.90%             -9.45%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JULY 12, 2021 - FEBRUARY 28, 2023

         FT Cboe Vest U.S. Equity Enhance      S&P 500(R) Index -
           & Moderate Buffer ETF - June        Price Return
7/12/21              $10,000                       $10,000
8/31/21               10,131                        10,315
2/28/22               10,098                         9,976
8/31/22               10,199                         9,020
2/28/23               10,609                         9,055


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to June 21, 2022, the Fund's investment objective included an upside cap of 6.16% (before fees and expenses) and 5.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of June 21, 2021 to June 17, 2022.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
September (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 25.00% (before fees, expenses and taxes) and 24.10%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of
Underlying ETF losses, over the period from September 19, 2022 through September
15, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that are designed to provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "YSEP."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (9/17/21)         (9/17/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                           9.72%      -0.68%          -3.87%             -5.56%
Market Price                                                  9.92%      -0.79%          -3.91%             -5.61%

INDEX PERFORMANCE
MSCI EAFE Index - Price Return                               11.58%      -5.76%          -8.84%            -12.55%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             SEPTEMBER 17, 2021 - FEBRUARY 28, 2023

             FT Cboe Vest International       MSCI EAFE Index -
           Equity Buffer ETF - September        Price Return
9/17/21              $10,000                       $10,000
2/28/22                9,509                         9,279
8/31/22                8,607                         7,837
2/28/23                9,444                         8,745


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to September 16, 2022, the Fund's investment objective included an upside cap of 12.93% (before fees and expenses) and 12.03% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of September 20, 2021 to September 16, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF -
September (the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"),
up to a predetermined upside cap of 27.27% (before fees and expenses) and 26.37%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying ETF losses, over the period from September 19, 2022 through September
15, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that are designed to provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "QSPT."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (9/17/21)         (9/17/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                          -0.11%      -7.60%          -7.62%            -10.85%
Market Price                                                 -0.06%      -7.11%          -7.55%            -10.75%

INDEX PERFORMANCE
Nasdaq-100 Index(R) - Price Return                           -1.87%     -15.42%         -15.36%            -21.47%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             SEPTEMBER 17, 2021 - FEBRUARY 28, 2023

            FT Cboe Vest Nasdaq-100(R)      Nasdaq-100 Index(R) -
              Buffer ETF - September            Price Return
9/17/21              $10,000                       $10,000
2/28/22                9,648                         9,285
8/31/22                8,925                         8,003
2/28/23                8,915                         7,853


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to September 16, 2022, the Fund's investment objective included an upside cap of 13.65% (before fees and expenses) and 12.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of September 20, 2021 to September 16, 2022.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - SEPTEMBER (XSEP)

The investment objective of the FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - September (the "Fund") is to seek to provide investors with returns of approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 14.90% (before fees and expenses), while providing a buffer against the first 15% of Underlying
ETF losses, over the period from September 22, 2022 through September 15, 2023
(the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF. Subsequent Outcome
Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "XSEP."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                        CUMULATIVE
                                                                                                       TOTAL RETURNS
                                                                                                         Inception
                                                                                                         (9/21/22)
                                                                                                        to 2/28/23
FUND PERFORMANCE
NAV                                                                                                        5.30%
Market Price                                                                                               5.37%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                                            4.76%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             SEPTEMBER 21, 2022 - FEBRUARY 28, 2023

         FT Cboe Vest U.S. Equity Enhance     S&P 500(R) Index -
         & Moderate Buffer ETF - September       Price Return
9/21/22              $10,000                       $10,000
2/28/23               10,530                        10,476


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

The investment objective of the FT Cboe Vest International Equity Buffer ETF -
December (the "Fund") is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying ETF"), up to a
predetermined upside cap of 22.87% (before fees and expenses) and 21.97% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying ETF losses, over the period from December 19, 2022 to December 15,
2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that are designed to provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "YDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (12/18/20)        (12/18/20)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                          11.70%       2.36%           1.68%              3.74%
Market Price                                                 12.26%       2.71%           1.82%              4.04%

INDEX PERFORMANCE
MSCI EAFE Index - Price Return                               11.58%      -5.76%          -1.68%             -3.65%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 18, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest International        MSCI EAFE Index -
           Equity Buffer ETF - December         Price Return
12/18/20             $10,000                       $10,000
2/28/21               10,184                        10,175
8/31/21               10,892                        11,055
2/28/22               10,134                        10,224
8/31/22                9,287                         8,634
2/28/23               10,374                         9,635


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 19, 2022, the Fund's investment objective included an upside cap of 10.75% (before fees and expenses) and 9.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of December 20, 2021 to December 16, 2022.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

The investment objective of the FT Cboe Vest Nasdaq-100(R) Buffer ETF - December
(the "Fund") is to seek to provide investors with returns that match the price return of the Invesco QQQ Trust(SM), Series 1 (the "Underlying ETF"), up to a
predetermined upside cap of 27.03% (before fees and expenses) and 26.13% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of
Underlying ETF losses, over the period from December 19, 2022 to December 15,
2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that are designed to provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the current or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "QDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (12/18/20)        (12/18/20)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                          -1.21%      -9.73%          -0.41%             -0.91%
Market Price                                                 -0.96%      -9.09%          -0.32%             -0.71%

INDEX PERFORMANCE
Nasdaq-100 Index(R) - Price Return                           -1.87%     -15.42%          -2.52%             -5.46%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 18, 2020 - FEBRUARY 28, 2023

            FT Cboe Vest Nasdaq-100(R)      Nasdaq-100 Index(R) -
              Buffer ETF - December             Price Return
12/18/20             $10,000                       $10,000
2/28/21               10,111                        10,134
8/31/21               11,371                        12,233
2/28/22               10,978                        11,177
8/31/22               10,030                         9,634
2/28/23                9,909                         9,454


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 19, 2022, the Fund's investment objective included an upside cap of 15.89% (before fees and expenses) and 14.99% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of December 20, 2021 to December 16, 2022.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

The investment objective of the FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - December (the "Fund") is to seek to provide investors with returns of approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 15.31% (before fees and expenses) and 14.46% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 15% (before fees and expenses) of Underlying ETF losses, over the period from December 19,
2022 through December 15, 2023 (the "Outcome Period").* Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Outcome Periods will begin on the day the prior
Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the current
Outcome Period or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience result that are very different from the target outcomes sought by the Fund for that Outcome Period.
The Fund is classified as non-diversified under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc., under the ticker symbol "XDEC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL      CUMULATIVE
                                                                                     TOTAL RETURNS     TOTAL RETURNS
                                                            6 Months     1 Year        Inception         Inception
                                                              Ended       Ended        (12/17/21)        (12/17/21)
                                                             2/28/23     2/28/23       to 2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                           6.21%       2.58%           0.77%              0.92%
Market Price                                                  6.45%       2.95%           0.93%              1.12%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                               0.38%      -9.23%         -11.88%            -14.08%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 14.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              DECEMBER 17, 2021 - FEBRUARY 28, 2023

         FT Cboe Vest U.S. Equity Enhance     S&P 500(R) Index -
         & Moderate Buffer ETF - December       Price Return
12/17/21             $10,000                       $10,000
2/28/22                9,839                         9,466
8/31/22                9,502                         8,559
2/28/23               10,092                         8,592


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to December 19, 2022, the Fund's investment objective included an upside cap of 8.58% (before fees and expenses) and 7.73% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
      Outcome Period of December 20, 2021 to December 16, 2022.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest International Equity Buffer ETF - March ("YMAR"), FT
Cboe Vest Nasdaq-100(R) Buffer ETF - March ("QMAR"), FT Cboe Vest International
Equity Buffer ETF - June ("YJUN"), FT Cboe Vest Nasdaq-100(R) Buffer ETF - June
("QJUN"), FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June
("XJUN"), FT Cboe Vest International Equity Buffer ETF - September ("YSEP"), FT
Cboe Vest Nasdaq-100(R) Buffer ETF - September ("QSPT"), FT Cboe Vest U.S.
Equity Enhance & Moderate Buffer ETF - September ("XSEP"), Cboe Vest
International Equity Buffer ETF - December ("YDEC"), FT Cboe Vest Nasdaq-100(R)
Buffer ETF - December ("QDEC"), and FT Cboe Vest U.S. Equity Enhance & Moderate
Buffer ETF - December ("XDEC"), (each a "Fund" and collectively, the "Funds").
First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240,
McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $10.8 billion under management or committed to management as of February 28, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                                                         Page 15


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest International Equity Buffer ETF - March, FT
Cboe Vest Nasdaq-100(R) Buffer ETF - March, FT Cboe Vest International Equity
Buffer ETF - June, FT Cboe Vest Nasdaq-100(R) Buffer ETF - June, FT Cboe Vest
U.S. Equity Enhance & Moderate Buffer ETF - June, FT Cboe Vest International
Equity Buffer ETF - September, FT Cboe Vest Nasdaq-100(R) Buffer ETF -
September, FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September,
FT Cboe Vest International Equity Buffer ETF - December, FT Cboe Vest
Nasdaq-100(R) Buffer ETF - December or FT Cboe Vest U.S. Equity Enhance &
Moderate Buffer ETF - December (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month
(or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO        EXPENSES PAID
                                                   BEGINNING               ENDING          BASED ON THE          DURING THE
                                                 ACCOUNT VALUE          ACCOUNT VALUE       SIX-MONTH            SIX-MONTH
                                               SEPTEMBER 1, 2022      FEBRUARY 28, 2023       PERIOD             PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)
Actual                                              $1,000.00           $1,094.60             0.90%                $4.67
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)
Actual                                              $1,000.00           $1,021.20             0.90%                $4.51
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)
Actual                                              $1,000.00           $1,110.10             0.90%                $4.71
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)
Actual                                              $1,000.00           $1,015.40             0.90%                $4.50
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51



FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO        EXPENSES PAID
                                                   BEGINNING               ENDING          BASED ON THE          DURING THE
                                                 ACCOUNT VALUE          ACCOUNT VALUE       SIX-MONTH            SIX-MONTH
                                               SEPTEMBER 1, 2022      FEBRUARY 28, 2023       PERIOD             PERIOD (a)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)
Actual                                              $1,000.00           $1,040.30             0.85%                $4.30
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)
Actual                                              $1,000.00           $1,097.20             0.90%                $4.68
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)
Actual                                              $1,000.00           $  998.90             0.90%                $4.46
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)
Actual                                              $1,000.00           $1,117.00             0.90%                $4.72
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)
Actual                                              $1,000.00           $  987.90             0.90%                $4.44
Hypothetical (5% return before expenses)            $1,000.00           $1,020.33             0.90%                $4.51

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)
Actual                                              $1,000.00           $1,062.10             0.85%                $4.35
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26



---------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING             ENDING         BASED ON THE   SEPTEMBER 21, 2022 (b)
                                                   ACCOUNT VALUE        ACCOUNT VALUE    NUMBER OF DAYS            TO
                                              SEPTEMBER 21, 2022 (b)  FEBRUARY 28, 2023   IN THE PERIOD   FEBRUARY 28, 2023 (c)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - SEPTEMBER (XSEP)
Actual                                              $1,000.00           $1,053.00             0.85%                $3.85
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26


(a)  Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1,
     2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

(b) Inception date.

(c)  Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
     (September 21, 2022 through February 28, 2023), multiplied by 161/365.
     Hypothetical expenses are assumed for the most recent six-month period.

                                                                         Page 17


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       128,651  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      128,651
                (Cost $128,651)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         128,651
                (Cost $128,651)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 99.9%

CALL OPTIONS PURCHASED -- 94.0%
         3,233  iShares MSCI EAFE ETF..............................   $  22,420,855   $      0.74     03/17/23       22,174,724
                (Cost $23,233,814)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.9%
         3,233  iShares MSCI EAFE ETF..............................      22,420,855         73.77     03/17/23        1,379,124
                (Cost $1,844,066)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      23,553,848
                (Cost $25,077,880)                                                                               --------------

WRITTEN OPTIONS -- (0.3)%

CALL OPTIONS WRITTEN -- (0.0)%
        (3,233) iShares MSCI EAFE ETF..............................     (22,420,855)        89.04     03/17/23               (0)
                (Premiums received $61,053)                                                                      --------------

PUT OPTIONS WRITTEN -- (0.3)%
        (3,233) iShares MSCI EAFE ETF..............................     (22,420,855)        66.39     03/17/23          (70,553)
                (Premiums received $693,722)                                                                     --------------

                TOTAL WRITTEN OPTIONS..........................................................................         (70,553)
                (Premiums received $754,775)                                                                     --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (13,079)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   23,598,867
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.5%
Purchased Options                                 99.9
Written Options                                   (0.3)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 18                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      128,651    $      128,651    $           --    $           --
Call Options Purchased.............................          22,174,724                --        22,174,724                --
Put Options Purchased..............................           1,379,124                --         1,379,124                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   23,682,499    $      128,651    $   23,553,848    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $           --*   $           --    $           --*   $           --
Put Options Written................................             (70,553)               --           (70,553)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $      (70,553)   $           --    $      (70,553)   $           --
                                                         ==============    ==============    ==============    ==============


* Investment is valued at $(0).

                        See Notes to Financial Statements                Page 19


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       194,592  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      194,592
                (Cost $194,592)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%......................................................................         194,592
                (Cost $194,592)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 106.5%

CALL OPTIONS PURCHASED -- 89.0%
         1,207  Invesco QQQ Trust(SM), Series 1....................   $  35,432,692   $      3.52     03/17/23       35,013,863
                (Cost $41,478,805)                                                                               --------------

PUT OPTIONS PURCHASED -- 17.5%
         1,207  Invesco QQQ Trust(SM), Series 1....................      35,432,692        351.50     03/17/23        6,889,556
                                                                                                                 --------------
                (Cost $5,281,267)
                TOTAL PURCHASED OPTIONS........................................................................      41,903,419
                (Cost $46,760,072)                                                                               --------------

WRITTEN OPTIONS -- (6.9)%

CALL OPTIONS WRITTEN -- (0.0)%
        (1,207) Invesco QQQ Trust(SM), Series 1....................     (35,432,692)       412.13     03/17/23           (1,207)
                (Premiums received $693,693)                                                                     --------------

PUT OPTIONS WRITTEN -- (6.9)%
        (1,207) Invesco QQQ Trust(SM), Series 1....................     (35,432,692)       316.35     03/17/23       (2,702,473)
                (Premiums received $2,455,489)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,703,680)
                (Premiums received $3,149,182)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (30,177)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   39,364,154
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.5%
Purchased Options                                106.5
Written Options                                   (6.9)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 20                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      194,592    $      194,592    $           --    $           --
Call Options Purchased.............................          35,013,863                --        35,013,863                --
Put Options Purchased..............................           6,889,556                --         6,889,556                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   42,098,011    $      194,592    $   41,903,419    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $       (1,207)   $           --    $       (1,207)   $           --
Put Options Written................................          (2,702,473)               --        (2,702,473)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,703,680)   $           --    $   (2,703,680)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 21


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.7%

       502,296  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $     502,296
                (Cost $502,296)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.7%......................................................................         502,296
                (Cost $502,296)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 100.1%

CALL OPTIONS PURCHASED -- 99.1%
        10,790  iShares MSCI EAFE ETF..............................   $  74,828,650   $      0.61     06/16/23       72,887,040
                (Cost $66,092,408)                                                                               --------------

PUT OPTIONS PURCHASED -- 1.0%
        10,790  iShares MSCI EAFE ETF..............................      74,828,650         61.48     06/16/23          710,883
                (Cost $4,396,383)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      73,597,923
                (Cost $70,488,791)                                                                               --------------

WRITTEN OPTIONS -- (0.7)%

CALL OPTIONS WRITTEN -- (0.3)%
       (10,790) iShares MSCI EAFE ETF..............................     (74,828,650)        76.36     06/16/23         (228,690)
                (Premiums received $555,995)                                                                     --------------

PUT OPTIONS WRITTEN -- (0.4)%
       (10,790) iShares MSCI EAFE ETF..............................     (74,828,650)        55.33     06/16/23         (266,383)
                (Premiums received $2,267,398)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (495,073)
                (Premiums received $2,823,393)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (49,194)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   73,555,952
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.7%
Purchased Options                                100.1
Written Options                                   (0.7)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 22                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      502,296    $      502,296    $           --    $           --
Call Options Purchased.............................          72,887,040                --        72,887,040                --
Put Options Purchased..............................             710,883                --           710,883                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   74,100,219    $      502,296    $   73,597,923    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (228,690)   $           --    $     (228,690)   $           --
Put Options Written................................            (266,383)               --          (266,383)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $     (495,073)   $           --    $     (495,073)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 23


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.6%

       474,465  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      474,465
                (Cost $474,465)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.6%......................................................................         474,465
                (Cost $474,465)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.0%

CALL OPTIONS PURCHASED -- 98.4%
         2,811  Invesco QQQ Trust(SM), Series 1....................   $  82,519,716   $      2.76     06/16/23       81,631,440
                (Cost $78,384,995)                                                                               --------------

PUT OPTIONS PURCHASED -- 2.6%
         2,811  Invesco QQQ Trust(SM), Series 1....................      82,519,716        274.70     06/16/23        2,195,391
                (Cost $7,417,918)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      83,826,831
                (Cost $85,802,913)                                                                               --------------

WRITTEN OPTIONS -- (1.5)%

CALL OPTIONS WRITTEN -- (0.4)%
        (2,811) Invesco QQQ Trust(SM), Series 1....................     (82,519,716)       343.92     06/16/23         (356,997)
                (Premiums received $2,828,020)                                                                   --------------

PUT OPTIONS WRITTEN -- (1.1)%
        (2,811) Invesco QQQ Trust(SM), Series 1....................     (82,519,716)       247.23     06/16/23         (896,709)
                (Premiums received $4,518,640)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,253,706)
                (Premiums received $7,346,660)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (42,772)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   83,004,818
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.6%
Purchased Options                                101.0
Written Options                                   (1.5)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 24                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      474,465    $      474,465    $           --    $           --
Call Options Purchased.............................          81,631,440                --        81,631,440                --
Put Options Purchased..............................           2,195,391                --         2,195,391                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   84,301,296    $      474,465    $   83,826,831    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (356,997)   $           --    $     (356,997)   $           --
Put Options Written................................            (896,709)               --          (896,709)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (1,253,706)   $           --    $   (1,253,706)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 25


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.5%

       842,162  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      842,162
                (Cost $842,162)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.5%.......................................................................        842,162
                (Cost $842,162)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 109.7%

CALL OPTIONS PURCHASED -- 108.0%
         4,178  SPDR(R) S&P 500(R) ETF Trust.......................   $ 165,557,428   $      3.67     06/16/23      162,521,614
         4,178  SPDR(R) S&P 500(R) ETF Trust.......................     165,557,428        365.87     06/16/23       16,278,639
                                                                                                                 --------------
                TOTAL CALL OPTIONS PURCHASED...................................................................     178,800,253
                (Cost $177,184,218)                                                                              --------------

PUT OPTIONS PURCHASED -- 1.7%
         4,178  SPDR(R) S&P 500(R) ETF Trust.......................     165,557,428        365.87     06/16/23        2,790,896
                (Cost $10,153,613)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     181,591,149
                (Cost $187,337,831)                                                                              --------------

WRITTEN OPTIONS -- (10.1)%

CALL OPTIONS WRITTEN -- (9.8)%
        (8,356) SPDR(R) S&P 500(R) ETF Trust.......................    (331,114,856)       392.93     06/16/23      (16,254,964)
                (Premiums received $24,885,386)                                                                  --------------

PUT OPTIONS WRITTEN -- (0.3)%
        (4,178) SPDR(R) S&P 500(R) ETF Trust.......................    (165,557,428)       310.98     06/16/23         (558,618)
                (Premiums received $4,415,329)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (16,813,582)
                (Premiums received $29,300,715)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (100,653)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  165,519,076
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.5%
Purchased Options                                109.7
Written Options                                  (10.1)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 26                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      842,162    $      842,162    $           --    $           --
Call Options Purchased.............................         178,800,253                --       178,800,253                --
Put Options Purchased..............................           2,790,896                --         2,790,896                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  182,433,311    $      842,162    $  181,591,149    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $  (16,254,964)   $           --    $  (16,254,964)   $           --
Put Options Written................................            (558,618)               --          (558,618)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (16,813,582)   $           --    $  (16,813,582)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 27


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.9%

       277,830  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      277,830
            69  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class -
                   4.41% (a)...................................................................................              69
                                                                                                                 --------------
                TOTAL MONEY MARKET FUNDS -- 0.9%...............................................................         277,899
                (Cost $277,899)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.9%......................................................................         277,899
                (Cost $277,899)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 101.7%

CALL OPTIONS PURCHASED -- 100.1%
         4,596  iShares MSCI EAFE ETF..............................   $  31,873,260   $      0.60     09/15/23       31,129,927
                (Cost $26,737,836)                                                                               --------------

PUT OPTIONS PURCHASED -- 1.6%
         4,596  iShares MSCI EAFE ETF..............................      31,873,260         60.40     09/15/23          492,091
                (Cost $2,306,150)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      31,622,018
                (Cost $29,043,986)                                                                               --------------

WRITTEN OPTIONS -- (2.5)%

CALL OPTIONS WRITTEN -- (1.7)%
        (4,596) iShares MSCI EAFE ETF..............................     (31,873,260)        75.50     09/15/23         (524,027)
                (Premiums received $289,158)                                                                     --------------

PUT OPTIONS WRITTEN -- (0.8)%
        (4,596) iShares MSCI EAFE ETF..............................     (31,873,260)        54.36     09/15/23         (251,119)
                (Premiums received $1,343,479)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................        (775,146)
                (Premiums received $1,632,637)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (20,491)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   31,104,280
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.9%
Purchased Options                                101.7
Written Options                                   (2.5)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 28                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      277,899    $      277,899    $           --    $           --
Call Options Purchased.............................          31,129,927                --        31,129,927                --
Put Options Purchased..............................             492,091                --           492,091                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   31,899,917    $      277,899    $   31,622,018    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (524,027)   $           --    $     (524,027)   $           --
Put Options Written................................            (251,119)               --          (251,119)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $     (775,146)   $           --    $     (775,146)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 29


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 0.8%

       690,418  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      690,418
                (Cost $690,418)                                                                                  --------------

                TOTAL INVESTMENTS -- 0.8%......................................................................         690,418
                (Cost $690,418)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.7%

CALL OPTIONS PURCHASED -- 97.1%
         2,780  Invesco QQQ Trust(SM), Series 1....................   $  81,609,680   $      2.89     09/15/23       80,361,744
                (Cost $78,379,093)                                                                               --------------

PUT OPTIONS PURCHASED -- 5.6%
         2,780  Invesco QQQ Trust(SM), Series 1....................      81,609,680        289.32     09/15/23        4,610,390
                (Cost $7,522,647)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      84,972,134
                (Cost $85,901,740)                                                                               --------------

WRITTEN OPTIONS -- (3.4)%

CALL OPTIONS WRITTEN -- (0.5)%
        (2,780) Invesco QQQ Trust(SM), Series 1....................     (81,609,680)       368.22     09/15/23         (382,452)
                (Premiums received $1,731,741)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.9)%
        (2,780) Invesco QQQ Trust(SM), Series 1....................     (81,609,680)       260.39     09/15/23       (2,412,818)
                (Premiums received $4,641,696)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (2,795,270)
                (Premiums received $6,373,437)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (54,680)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   82,812,602
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 0.8%
Purchased Options                                102.7
Written Options                                   (3.4)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 30                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      690,418    $      690,418    $           --    $           --
Call Options Purchased.............................          80,361,744                --        80,361,744                --
Put Options Purchased..............................           4,610,390                --         4,610,390                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   85,662,552    $      690,418    $   84,972,134    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (382,452)   $           --    $     (382,452)   $           --
Put Options Written................................          (2,412,818)               --        (2,412,818)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (2,795,270)   $           --    $   (2,795,270)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 31


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - SEPTEMBER (XSEP)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 110.6%

CALL OPTIONS PURCHASED -- 107.2%
         4,760  SPDR(R) S&P 500(R) ETF Trust.......................   $ 188,619,760   $      3.77     09/15/23   $  184,649,759
         4,760  SPDR(R) S&P 500(R) ETF Trust.......................     188,619,760        377.39     09/15/23       18,235,692
                                                                                                                 --------------
                TOTAL CALL OPTIONS PURCHASED...................................................................     202,885,451
                (Cost $195,900,967)                                                                              --------------

PUT OPTIONS PURCHASED -- 3.4%
         4,760  SPDR(R) S&P 500(R) ETF Trust.......................     188,619,760        377.39     09/15/23        6,383,886
                (Cost $14,725,648)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     209,269,337
                (Cost $210,626,615)                                                                              --------------

WRITTEN OPTIONS -- (11.3)%

CALL OPTIONS WRITTEN -- (10.2)%
        (9,520) SPDR(R) S&P 500(R) ETF Trust.......................    (377,239,520)       405.51     09/15/23      (19,388,628)
                (Premiums received $23,715,201)                                                                  --------------

PUT OPTIONS WRITTEN -- (1.1)%
        (4,760) SPDR(R) S&P 500(R) ETF Trust.......................    (188,619,760)       320.78     09/15/23       (2,031,180)
                (Premiums received $6,318,272)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (21,419,808)
                (Premiums received $30,033,473)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- 0.7%.......................................................       1,326,290
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  189,175,819
                                                                                                                 ==============



---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Purchased Options                                110.6%
Written Options                                  (11.3)
Net Other Assets and Liabilities                   0.7
                                                -------
   Total                                         100.0%
                                                =======


Page 32                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - SEPTEMBER (XSEP)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Purchased.............................      $  202,885,451    $           --    $  202,885,451    $           --
Put Options Purchased..............................           6,383,886                --         6,383,886                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  209,269,337    $           --    $  209,269,337    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $  (19,388,628)   $           --    $  (19,388,628)   $           --
Put Options Written................................          (2,031,180)               --        (2,031,180)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (21,419,808)   $           --    $  (21,419,808)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 33


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.2%

       430,741  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $      430,741
                (Cost $430,741)                                                                                  --------------

                TOTAL INVESTMENTS -- 1.2%......................................................................         430,741
                (Cost $430,741)                                                                                  --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 102.1%

CALL OPTIONS PURCHASED -- 98.5%
         5,466  iShares MSCI EAFE ETF..............................   $  37,906,710   $      0.65     12/15/23       36,898,541
                (Cost $35,477,012)                                                                               --------------

PUT OPTIONS PURCHASED -- 3.6%
         5,466  iShares MSCI EAFE ETF..............................      37,906,710         65.42     12/15/23        1,354,361
                (Cost $2,259,997)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................      38,252,902
                (Cost $37,737,009)                                                                               --------------

WRITTEN OPTIONS -- (3.2)%

CALL OPTIONS WRITTEN -- (1.2)%
        (5,466) iShares MSCI EAFE ETF..............................     (37,906,710)        80.38     12/15/23         (463,932)
                (Premiums received $582,725)                                                                     --------------

PUT OPTIONS WRITTEN -- (2.0)%
        (5,466) iShares MSCI EAFE ETF..............................     (37,906,710)        58.88     12/15/23         (737,365)
                (Premiums received $1,296,495)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (1,201,297)
                (Premiums received $1,879,220)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (22,547)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   37,459,799
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.2%
Purchased Options                                102.1
Written Options                                   (3.2)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 34                 See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $      430,741    $      430,741    $           --    $           --
Call Options Purchased.............................          36,898,541                --        36,898,541                --
Put Options Purchased..............................           1,354,361                --         1,354,361                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   38,683,643    $      430,741    $   38,252,902    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $     (463,932)   $           --    $     (463,932)   $           --
Put Options Written................................            (737,365)               --          (737,365)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (1,201,297)   $           --    $   (1,201,297)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 35


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     1,399,229  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    1,399,229
                (Cost $1,399,229)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%.......................................................................      1,399,229
                (Cost $1,399,229)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 104.6%

CALL OPTIONS PURCHASED -- 99.5%
         4,741  Invesco QQQ Trust(SM), Series 1....................   $ 139,176,796   $      2.74     12/15/23      136,931,787
                (Cost $126,750,183)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.1%
         4,741  Invesco QQQ Trust(SM), Series 1....................     139,176,796        274.25     12/15/23        7,024,631
                (Cost $12,120,159)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     143,956,418
                (Cost $138,870,342)                                                                              --------------

WRITTEN OPTIONS -- (5.5)%

CALL OPTIONS WRITTEN -- (2.5)%
        (4,741) Invesco QQQ Trust(SM), Series 1....................    (139,176,796)       348.38     12/15/23       (3,500,378)
                (Premiums received $3,243,262)                                                                   --------------

PUT OPTIONS WRITTEN -- (3.0)%
        (4,741) Invesco QQQ Trust(SM), Series 1....................    (139,176,796)       246.83     12/15/23       (4,149,418)
                (Premiums received $7,599,202)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (7,649,796)
                (Premiums received $10,842,464)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................         (89,722)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  137,616,129
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.0%
Purchased Options                                104.6
Written Options                                   (5.5)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 36                 See Notes to Financial Statements


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    1,399,229    $    1,399,229    $           --    $           --
Call Options Purchased.............................         136,931,787                --       136,931,787                --
Put Options Purchased..............................           7,024,631                --         7,024,631                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  145,355,647    $    1,399,229    $  143,956,418    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (3,500,378)   $           --    $   (3,500,378)   $           --
Put Options Written................................          (4,149,418)               --        (4,149,418)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (7,649,796)   $           --    $   (7,649,796)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 37


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 1.0%

     3,676,051  Dreyfus Government Cash Management Fund, Institutional Shares - 4.47% (a)......................  $    3,676,051
                (Cost $3,676,051)                                                                                --------------

                TOTAL INVESTMENTS -- 1.0%......................................................................       3,676,051
                (Cost $3,676,051)                                                                                --------------



  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 112.6%

CALL OPTIONS PURCHASED -- 107.9%
         9,411  SPDR(R) S&P 500(R) ETF Trust.......................   $ 372,920,286   $      3.84     12/15/23      363,677,035
         9,411  SPDR(R) S&P 500(R) ETF Trust.......................     372,920,286        383.28     12/15/23       38,846,348
                                                                                                                 --------------
                TOTAL CALL OPTIONS PURCHASED...................................................................     402,523,383
                (Cost $391,275,145)                                                                              --------------

PUT OPTIONS PURCHASED -- 4.7%
         9,411  SPDR(R) S&P 500(R) ETF Trust.......................     372,920,286        383.28     12/15/23       17,448,280
                (Cost $26,900,523)                                                                               --------------

                TOTAL PURCHASED OPTIONS........................................................................     419,971,663
                (Cost $418,175,668)                                                                              --------------

WRITTEN OPTIONS -- (13.5)%

CALL OPTIONS WRITTEN -- (11.7)%
       (18,822) SPDR(R) S&P 500(R) ETF Trust.......................    (745,840,572)       412.60     12/15/23      (43,733,243)
                (Premiums received $47,849,512)                                                                  --------------

PUT OPTIONS WRITTEN -- (1.8)%
        (9,411) SPDR(R) S&P 500(R) ETF Trust.......................    (372,920,286)       325.79     12/15/23       (6,822,954)
                (Premiums received $12,160,561)                                                                  --------------

                TOTAL WRITTEN OPTIONS..........................................................................     (50,556,197)
                (Premiums received $60,010,073)                                                                  --------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.....................................................        (225,981)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  372,865,536
                                                                                                                 ==============


(a) Rate shown reflects yield as of February 28, 2023.


---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Money Market Funds                                 1.0%
Purchased Options                                112.6
Written Options                                  (13.5)
Net Other Assets and Liabilities                  (0.1)
                                                -------
   Total                                         100.0%
                                                =======


Page 38                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Money Market Funds.................................      $    3,676,051    $    3,676,051    $           --    $           --
Call Options Purchased.............................         402,523,383                --       402,523,383                --
Put Options Purchased..............................          17,448,280                --        17,448,280                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  423,647,714    $    3,676,051    $  419,971,663    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $  (43,733,243)   $           --    $  (43,733,243)   $           --
Put Options Written................................          (6,822,954)               --        (6,822,954)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  (50,556,197)   $           --    $  (50,556,197)   $           --
                                                         ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 39


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                     FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    INTERNATIONAL        NASDAQ-100(R)        INTERNATIONAL        NASDAQ-100(R)
                                                    EQUITY BUFFER           BUFFER            EQUITY BUFFER           BUFFER
                                                     ETF - MARCH          ETF - MARCH          ETF - JUNE           ETF - JUNE
                                                        (YMAR)              (QMAR)               (YJUN)               (QJUN)
                                                  -----------------    -----------------    -----------------    -----------------
ASSETS:
Investments, at value...........................  $         128,651    $         194,592    $         502,296    $         474,465
Options contracts purchased, at value...........         23,553,848           41,903,419           73,597,923           83,826,831
Cash............................................              2,049                   --                  430                  300
Receivables:
   Dividends....................................                425                  803                1,725                2,559
   Capital shares sold..........................                 --            1,036,064                   --                  179
   Investment securities sold...................                 --               71,638                   --              983,999
                                                  -----------------    -----------------    -----------------    -----------------
   Total Assets.................................         23,684,973           43,206,516           74,102,374           85,288,333
                                                  -----------------    -----------------    -----------------    -----------------

LIABILITIES:
Options contracts written, at value.............             70,553            2,703,680              495,073            1,253,706
Due to custodian................................                 --                  371                   --                   --
Payables:
   Capital shares purchased.....................                 --                   --                   --              954,078
   Investment advisory fees.....................             15,553               27,284               51,349               60,927
   Investment securities purchased..............                 --            1,111,027                   --               14,804
                                                  -----------------    -----------------    -----------------    -----------------
   Total Liabilities............................             86,106            3,842,362              546,422            2,283,515
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $      23,598,867    $      39,364,154    $      73,555,952    $      83,004,818
                                                  =================    =================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.................................  $      28,819,269    $      44,213,098    $      70,327,031    $      86,926,434
Par value.......................................             12,000               19,000               38,000               43,500
Accumulated distributable earnings (loss).......         (5,232,402)          (4,867,944)           3,190,921           (3,965,116)
                                                  -----------------    -----------------    -----------------    -----------------
NET ASSETS......................................  $      23,598,867    $      39,364,154    $      73,555,952    $      83,004,818
                                                  =================    =================    =================    =================
NET ASSET VALUE, per share......................  $           19.67    $           20.72    $           19.36    $           19.08
                                                  =================    =================    =================    =================
Number of shares outstanding (unlimited number
   of shares authorized, par value
   $0.01 per share).............................          1,200,002            1,900,002            3,800,002            4,350,002
                                                  =================    =================    =================    =================
Investments, at cost............................  $         128,651    $         194,592    $         502,296    $         474,465
                                                  =================    =================    =================    =================
Premiums paid on options contracts purchased....  $      25,077,880    $      46,760,072    $      70,488,791    $      85,802,913
                                                  =================    =================    =================    =================
Premiums received on options contracts written..  $         754,775    $       3,149,182    $       2,823,393    $       7,346,660
                                                  =================    =================    =================    =================


Page 40                 See Notes to Financial Statements



  FT CBOE VEST                                             FT CBOE VEST                                             FT CBOE VEST
  U.S. EQUITY        FT CBOE VEST       FT CBOE VEST        U.S. EQUITY       FT CBOE VEST       FT CBOE VEST        U.S. EQUITY
   ENHANCE &         INTERNATIONAL      NASDAQ-100(R)        ENHANCE &        INTERNATIONAL      NASDAQ-100(R)        ENHANCE &
MODERATE BUFFER      EQUITY BUFFER         BUFFER         MODERATE BUFFER     EQUITY BUFFER         BUFFER         MODERATE BUFFER
   ETF - JUNE       ETF - SEPTEMBER    ETF - SEPTEMBER    ETF - SEPTEMBER    ETF - DECEMBER     ETF - DECEMBER     ETF - DECEMBER
     (XJUN)             (YSEP)             (QSPT)             (XSEP)             (YDEC)             (QDEC)             (XDEC)
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$       842,162     $       277,899    $       690,418    $            --    $       430,741    $     1,399,229    $     3,676,051
    181,591,149          31,622,018         84,972,134        209,269,337         38,252,902        143,956,418        419,971,663
            149                 275                229          2,251,253                443                  6              1,388

          3,671                 955              2,659                 --              1,374              4,811             12,908
             --                  --                 --                176                 --                 --                 --
             --                  --                 --                 --                 --                 --                 --
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
    182,437,131          31,901,147         85,665,440        211,520,766         38,685,460        145,360,464        423,662,010
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

     16,813,582             775,146          2,795,270         21,419,808          1,201,297          7,649,796         50,556,197
             --                  --                 --                 --                 --                 --                 --

             --                  --                 --            795,222                 --                 --                 --
        104,473              21,721             57,568            129,917             24,364             94,539            240,277
             --                  --                 --                 --                 --                 --                 --
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
     16,918,055             796,867          2,852,838         22,344,947          1,225,661          7,744,335         50,796,474
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$   165,519,076     $    31,104,280    $    82,812,602    $   189,175,819    $    37,459,799    $   137,616,129    $   372,865,536
===============     ===============    ===============    ===============    ===============    ===============    ===============

$   158,730,760     $    28,740,862    $    83,458,853    $   178,816,974    $    37,902,007    $   154,054,314    $   361,930,105
         52,500              16,500             46,000             59,500             18,000             70,000            121,750
      6,735,816           2,346,918           (692,251)        10,299,345           (460,208)       (16,508,185)        10,813,681
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$   165,519,076     $    31,104,280    $    82,812,602    $   189,175,819    $    37,459,799    $   137,616,129    $   372,865,536
===============     ===============    ===============    ===============    ===============    ===============    ===============
$         31.53     $         18.85    $         18.00    $         31.79    $         20.81    $         19.66    $         30.63
===============     ===============    ===============    ===============    ===============    ===============    ===============

      5,250,002           1,650,002          4,600,002          5,950,002          1,800,002          7,000,002         12,175,002
===============     ===============    ===============    ===============    ===============    ===============    ===============
$       842,162     $       277,899    $       690,418    $            --    $       430,741    $     1,399,229    $     3,676,051
===============     ===============    ===============    ===============    ===============    ===============    ===============
$   187,337,831     $    29,043,986    $    85,901,740    $   210,626,615    $    37,737,009    $   138,870,342    $   418,175,668
===============     ===============    ===============    ===============    ===============    ===============    ===============
$    29,300,715     $     1,632,637    $     6,373,437    $    30,033,473    $     1,879,220    $    10,842,464    $    60,010,073
===============     ===============    ===============    ===============    ===============    ===============    ===============


                        See Notes to Financial Statement                 Page 41


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2023 (UNAUDITED)



                                                    FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
                                                    INTERNATIONAL        NASDAQ-100(R)        INTERNATIONAL        NASDAQ-100(R)
                                                    EQUITY BUFFER           BUFFER            EQUITY BUFFER           BUFFER
                                                     ETF - MARCH          ETF - MARCH          ETF - JUNE           ETF - JUNE
                                                       (YMAR)               (QMAR)               (YJUN)               (QJUN)
                                                  -----------------    -----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends.......................................  $           3,274    $           5,998    $          11,260    $          16,156
                                                  -----------------    -----------------    -----------------    -----------------
   Total investment income......................              3,274                5,998               11,260               16,156
                                                  -----------------    -----------------    -----------------    -----------------

EXPENSES:
Investment advisory fees........................            103,562              189,074              259,758              420,463
                                                  -----------------    -----------------    -----------------    -----------------
   Total expenses...............................            103,562              189,074              259,758              420,463
                                                  -----------------    -----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)....................           (100,288)            (183,076)            (248,498)            (404,307)
                                                  -----------------    -----------------    -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts..................           (180,406)            (608,544)             (14,851)          (1,268,008)
   Written options contracts....................           (183,366)            (228,687)              (2,973)           1,292,981
   In-kind redemptions - Purchased options
      contracts.................................         (1,343,987)             530,309              779,753              201,059
   In-kind redemptions - Written options
      contracts.................................           (628,161)              71,000              249,809              567,030
                                                  -----------------    -----------------    -----------------    -----------------
Net realized gain (loss)........................         (2,335,920)            (235,922)           1,011,738              793,062
                                                  -----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
   Purchased options contracts..................          1,638,393             (259,441)           3,512,390           (3,973,790)
   Written options contracts....................          1,673,252              877,692            2,124,971            5,140,477
                                                  -----------------    -----------------    -----------------    -----------------
Net change in unrealized appreciation
   (depreciation)...............................          3,311,645              618,251            5,637,361            1,166,687
                                                  -----------------    -----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)..................................            975,725              382,329            6,649,099            1,959,749
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS....................  $         875,437    $         199,253    $       6,400,601    $       1,555,442
                                                  =================    =================    =================    =================


(a)   Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 42                 See Notes to Financial Statements



  FT CBOE VEST                                             FT CBOE VEST                                             FT CBOE VEST
  U.S. EQUITY        FT CBOE VEST       FT CBOE VEST        U.S. EQUITY       FT CBOE VEST       FT CBOE VEST        U.S. EQUITY
   ENHANCE &         INTERNATIONAL      NASDAQ-100(R)        ENHANCE &        INTERNATIONAL      NASDAQ-100(R)        ENHANCE &
MODERATE BUFFER      EQUITY BUFFER         BUFFER         MODERATE BUFFER     EQUITY BUFFER         BUFFER         MODERATE BUFFER
   ETF - JUNE       ETF - SEPTEMBER    ETF - SEPTEMBER    ETF - SEPTEMBER    ETF - DECEMBER     ETF - DECEMBER     ETF - DECEMBER
     (XJUN)             (YSEP)             (QSPT)           (XSEP) (a)            (YDEC)             (QDEC)             (XDEC)
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$        21,234     $         4,610    $        11,226    $            --    $         4,878    $        26,799    $        45,602
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
         21,234               4,610             11,226                 --              4,878             26,799             45,602
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

        626,734             101,767            256,180            564,115             86,294            400,198            756,089
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
        626,734             101,767            256,180            564,115             86,294            400,198            756,089
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
       (605,500)            (97,157)          (244,954)          (564,115)           (81,416)          (373,399)          (710,487)
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

       (204,350)         (1,484,945)        (5,336,375)          (123,711)        (1,418,804)        (7,609,077)        (9,099,954)
        583,999            (795,674)        (1,962,053)           179,001           (160,179)        (7,274,143)          (822,895)

      1,245,755           1,274,915          3,100,485          2,402,547            511,100           (333,368)         3,388,439

      1,586,686              97,947            917,806          1,149,236            261,872           (289,426)         7,132,171
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
      3,212,090            (907,757)        (3,280,137)         3,607,073           (806,011)       (15,506,014)           597,761
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

     (8,795,441)          2,958,822          1,435,267         (1,357,278)         1,521,300         13,633,235          7,999,988
     13,369,803           1,493,481          4,106,435          8,613,665          1,212,150          5,684,584          5,073,322
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

      4,574,362           4,452,303          5,541,702          7,256,387          2,733,450         19,317,819         13,073,310
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

      7,786,452           3,544,546          2,261,565         10,863,460          1,927,439          3,811,805         13,671,071
---------------     ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$     7,180,952     $     3,447,389    $     2,016,611    $    10,299,345    $     1,846,023    $     3,438,406    $    12,960,584
===============     ===============    ===============    ===============    ===============    ===============    ===============


                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                             FT CBOE VEST
                                                         INTERNATIONAL EQUITY                         NASDAQ-100(R)
                                                          BUFFER ETF - MARCH                        BUFFER ETF - MARCH
                                                                (YMAR)                                    (QMAR)
                                                 -------------------------------------    --------------------------------------
                                                 SIX MONTHS ENDED          YEAR           SIX MONTHS ENDED           YEAR
                                                    2/28/2023              ENDED              2/28/2023              ENDED
                                                   (UNAUDITED)           8/31/2022           (UNAUDITED)           8/31/2022
                                                 ----------------    -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $       (100,288)   $        (233,241)   $        (183,076)   $        (258,774)
Net realized gain (loss).......................        (2,335,920)            (637,400)            (235,922)           1,977,483
Net change in unrealized appreciation
   (depreciation)..............................         3,311,645           (4,402,075)             618,251           (6,312,235)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................           875,437           (5,272,716)             199,253           (4,593,526)
                                                 ----------------    -----------------    -----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................         6,915,107           61,307,344            7,947,043           65,393,273
Cost of shares redeemed........................       (21,922,161)         (30,990,709)         (15,439,593)         (33,026,951)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............       (15,007,054)          30,316,635           (7,492,550)          32,366,322
                                                 ----------------    -----------------    -----------------    -----------------
Total increase (decrease) in net assets........      (14,131,617)           25,043,919           (7,293,297)          27,772,796

NET ASSETS:
Beginning of period............................        37,730,484           12,686,565           46,657,451           18,884,655
                                                 ----------------    -----------------    -----------------    -----------------
End of period..................................  $     23,598,867    $      37,730,484    $      39,364,154    $      46,657,451
                                                 ================    =================    =================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........         2,100,002              600,002            2,300,002              850,002
Shares sold....................................           350,000            3,100,000              400,000            3,050,000
Shares redeemed................................        (1,250,000)          (1,600,000)            (800,000)          (1,600,000)
                                                 ----------------    -----------------    -----------------    -----------------
Shares outstanding, end of period..............         1,200,002            2,100,002            1,900,002            2,300,002
                                                 ================    =================    =================    =================


Page 44                 See Notes to Financial Statements



            FT CBOE VEST                             FT CBOE VEST                              FT CBOE VEST
        INTERNATIONAL EQUITY                         NASDAQ-100(R)                     U.S. EQUITY ENHANCE & MODERATE
          BUFFER ETF - JUNE                        BUFFER ETF - JUNE                         BUFFER ETF - JUNE
               (YJUN)                                    (QJUN)                                    (XJUN)
-------------------------------------    --------------------------------------    --------------------------------------
SIX MONTHS ENDED          YEAR           SIX MONTHS ENDED           YEAR           SIX MONTHS ENDED           YEAR
   2/28/2023              ENDED              2/28/2023              ENDED              2/28/2023              ENDED
  (UNAUDITED)           8/31/2022           (UNAUDITED)           8/31/2022           (UNAUDITED)           8/31/2022
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

$       (248,498)   $        (143,117)   $        (404,307)   $        (331,640)   $        (605,500)   $        (198,462)
       1,011,738           (1,438,356)             793,062           (2,695,129)           3,212,090             (111,477)

       5,637,361             (449,316)           1,166,687            1,876,206            4,574,362            2,096,122
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

       6,400,601           (2,030,789)           1,555,442           (1,150,563)           7,180,952            1,786,183
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

      49,288,073           39,951,781           20,681,350          116,883,507           78,733,278          118,349,822
     (11,786,981)         (21,551,314)         (31,280,450)         (57,217,432)         (31,042,211)         (15,511,751)
----------------    -----------------    -----------------    -----------------    -----------------    -----------------

      37,501,092           18,400,467          (10,599,100)          59,666,075           47,691,067          102,838,071
----------------    -----------------    -----------------    -----------------    -----------------    -----------------
      43,901,693           16,369,678           (9,043,658)          58,515,512           54,872,019          104,624,254

      29,654,259           13,284,581           92,048,476           33,532,964          110,647,057            6,022,803
----------------    -----------------    -----------------    -----------------    -----------------    -----------------
$     73,555,952    $      29,654,259    $      83,004,818    $      92,048,476    $     165,519,076    $     110,647,057
================    =================    =================    =================    =================    =================

       1,700,002              650,002            4,900,002            1,600,002            3,650,002              200,002
       2,750,000            2,200,000            1,150,000            6,300,000            2,600,000            3,975,000
        (650,000)          (1,150,000)          (1,700,000)          (3,000,000)          (1,000,000)            (525,000)
----------------    -----------------    -----------------    -----------------    -----------------    -----------------
       3,800,002            1,700,002            4,350,002            4,900,002            5,250,002            3,650,002
================    =================    =================    =================    =================    =================


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                              FT CBOE VEST                            FT CBOE VEST
                                                          INTERNATIONAL EQUITY                        NASDAQ-100(R)
                                                         BUFFER ETF - SEPTEMBER                  BUFFER ETF - SEPTEMBER
                                                                 (YSEP)                                  (QSPT)
                                                 -------------------------------------    --------------------------------------
                                                 SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD
                                                    2/28/2023              ENDED              2/28/2023              ENDED
                                                   (UNAUDITED)         8/31/2022 (a)         (UNAUDITED)         8/31/2022 (a)
                                                 ----------------    -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $        (97,157)   $         (54,995)   $        (244,954)   $        (209,891)
Net realized gain (loss).......................          (907,757)             (29,287)          (3,280,137)             392,265
Net change in unrealized appreciation
   (depreciation)..............................         4,452,303           (1,016,780)           5,541,702           (2,893,141)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................         3,447,389           (1,101,062)           2,016,611           (2,710,767)
                                                 ----------------    -----------------    -----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................        29,328,617            9,899,510           83,213,773           45,487,054
Cost of shares redeemed........................        (7,683,055)          (2,787,119)         (26,747,596)         (18,446,473)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............        21,645,562            7,112,391           56,466,177           27,040,581
                                                 ----------------    -----------------    -----------------    -----------------
Total increase (decrease) in net assets........        25,092,951            6,011,329           58,482,788           24,329,814

NET ASSETS:
Beginning of period............................         6,011,329                   --           24,329,814                   --
                                                 ----------------    -----------------    -----------------    -----------------
End of period..................................  $     31,104,280    $       6,011,329    $      82,812,602    $      24,329,814
                                                 ================    =================    =================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........           350,002                   --            1,350,002                   --
Shares sold....................................         1,750,000              500,002            4,750,000            2,300,002
Shares redeemed................................          (450,000)            (150,000)          (1,500,000)            (950,000)
                                                 ----------------    -----------------    -----------------    -----------------
Shares outstanding, end of period..............         1,650,002              350,002            4,600,002            1,350,002
                                                 ================    =================    =================    =================


(a)   Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 46                 See Notes to Financial Statements



  FT CBOE VEST
  U.S. EQUITY
   ENHANCE &                     FT CBOE VEST                             FT CBOE VEST
MODERATE BUFFER              INTERNATIONAL EQUITY                         NASDAQ-100(R)
ETF - SEPTEMBER             BUFFER ETF - DECEMBER                     BUFFER ETF - DECEMBER
     (XSEP)                         (YDEC)                                    (QDEC)
----------------    --------------------------------------    --------------------------------------
  PERIOD ENDED      SIX MONTHS ENDED           YEAR           SIX MONTHS ENDED           YEAR
   2/28/2023            2/28/2023              ENDED              2/28/2023              ENDED
(UNAUDITED) (b)        (UNAUDITED)           8/31/2022           (UNAUDITED)           8/31/2022
----------------    -----------------    -----------------    -----------------    -----------------

$       (564,115)   $         (81,416)   $        (109,681)   $        (373,399)   $        (739,948)
       3,607,073             (806,011)             431,965          (15,506,014)           8,966,252

       7,256,387            2,733,450           (2,245,964)          19,317,819          (19,902,035)
----------------    -----------------    -----------------    -----------------    -----------------

      10,299,345            1,846,023           (1,923,680)           3,438,406          (11,675,731)
----------------    -----------------    -----------------    -----------------    -----------------

     201,042,019           42,400,701           25,417,773           71,936,386          110,993,722
     (22,165,545)         (17,964,070)         (24,333,441)          (9,387,823)        (106,641,208)
----------------    -----------------    -----------------    -----------------    -----------------

     178,876,474           24,436,631            1,084,332           62,548,563            4,352,514
----------------    -----------------    -----------------    -----------------    -----------------
     189,175,819           26,282,654             (839,348)          65,986,969           (7,323,217)

              --           11,177,145           12,016,493           71,629,160           78,952,377
----------------    -----------------    -----------------    -----------------    -----------------
$    189,175,819    $      37,459,799    $      11,177,145    $     137,616,129    $      71,629,160
================    =================    =================    =================    =================

              --              600,002              550,002            3,600,002            3,500,002
       6,650,002            2,100,000            1,200,000            3,900,000            4,900,000
        (700,000)            (900,000)          (1,150,000)            (500,000)          (4,800,000)
----------------    -----------------    -----------------    -----------------    -----------------
       5,950,002            1,800,002              600,002            7,000,002            3,600,002
================    =================    =================    =================    =================


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                              FT CBOE VEST
                                                     U.S. EQUITY ENHANCE & MODERATE
                                                          BUFFER ETF - DECEMBER
                                                                 (XDEC)
                                                 -------------------------------------
                                                 SIX MONTHS ENDED         PERIOD
                                                    2/28/2023              ENDED
                                                   (UNAUDITED)         8/31/2022 (c)
                                                 ----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $       (710,487)   $        (277,142)
Net realized gain (loss).......................           597,761              (47,215)
Net change in unrealized appreciation
   (depreciation)..............................        13,073,310           (1,823,439)
                                                 ----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................        12,960,584           (2,147,796)
                                                 ----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................       415,863,884           93,120,893
Cost of shares redeemed........................      (133,813,992)         (13,118,037)
                                                 ----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............       282,049,892           80,002,856
                                                 ----------------    -----------------
Total increase (decrease) in net assets........       295,010,476           77,855,060

NET ASSETS:
Beginning of period............................        77,855,060                   --
                                                 ----------------    -----------------
End of period..................................  $    372,865,536    $      77,855,060
                                                 ================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........         2,700,002                   --
Shares sold....................................        13,950,000            3,150,002
Shares redeemed................................        (4,475,000)            (450,000)
                                                 ----------------    -----------------
Shares outstanding, end of period..............        12,175,002            2,700,002
                                                 ================    =================


(c)   Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 48                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - MARCH (YMAR)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR            PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  17.97         $  21.14         $  20.02
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.15)           (0.08)           (0.04)
Net realized and unrealized gain (loss)........................         1.85            (3.09)            1.16
                                                                    --------         --------         --------
Total from investment operations...............................         1.70            (3.17)            1.12
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  19.67         $  17.97         $  21.14
                                                                    ========         ========         ========
TOTAL RETURN (b)...............................................         9.46%          (15.00)%           5.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 23,599         $ 37,730         $ 12,687
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90%            0.90% (c)
Ratio of net investment income (loss) to average net assets....        (0.87)% (c)      (0.89)%          (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%               0%


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - MARCH (QMAR)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR            PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  20.29         $  22.22         $  20.04
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.12)           (0.07)           (0.06)
Net realized and unrealized gain (loss)........................         0.55            (1.86)            2.24
                                                                    --------         --------         --------
Total from investment operations...............................         0.43            (1.93)            2.18
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  20.72         $  20.29         $  22.22
                                                                    ========         ========         ========
TOTAL RETURN (b)...............................................         2.12%           (8.69)%          10.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 39,364         $ 46,657         $ 18,885
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90%            0.90% (c)
Ratio of net investment income (loss) to average net assets....        (0.87)% (c)      (0.89)%          (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%               0%


(a)   Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - JUNE (YJUN)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR            PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  17.44         $  20.44         $  19.95
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.03)           (0.07)           (0.02)
Net realized and unrealized gain (loss)........................         1.95            (2.93)            0.51
                                                                    --------         --------         --------
Total from investment operations...............................         1.92            (3.00)            0.49
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  19.36         $  17.44         $  20.44
                                                                    ========         ========         ========
TOTAL RETURN (b)...............................................        11.01%          (14.68)%           2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 73,556         $ 29,654         $ 13,285
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90%            0.90% (c)
Ratio of net investment income (loss) to average net assets....        (0.86)% (c)      (0.89)%          (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%               0%


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - JUNE (QJUN)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR           PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  18.79         $  20.96         $  19.87
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)           (0.05)           (0.03)
Net realized and unrealized gain (loss)........................         0.39            (2.12)            1.12
                                                                    --------         --------         --------
Total from investment operations...............................         0.29            (2.17)            1.09
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  19.08         $  18.79         $  20.96
                                                                    ========         ========         ========
TOTAL RETURN (b)...............................................         1.54%          (10.35)%           5.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 83,005         $ 92,048         $ 33,533
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (c)        0.90%            0.90% (c)
Ratio of net investment income (loss) to average net assets....        (0.87)% (c)      (0.89)%          (0.90)% (c)
Portfolio turnover rate (d)....................................            0%               0%               0%


(a)   Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 50                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - JUNE (XJUN)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR           PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  30.31         $  30.11         $  29.72
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.10)           (0.03)           (0.03)
Net realized and unrealized gain (loss)........................         1.32             0.23             0.42
                                                                    --------         --------         --------
Total from investment operations...............................         1.22             0.20             0.39
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  31.53         $  30.31         $  30.11
                                                                    ========         ========         ========
TOTAL RETURN (b)...............................................         4.03%            0.66%            1.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $165,519         $110,647         $  6,023
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)        0.85%            0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.82)% (c)      (0.84)%          (0.85)% (c)
Portfolio turnover rate (d)....................................            0%               0%               0%


(a)   Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - SEPTEMBER (YSEP)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2023          ENDED
                                                                  (UNAUDITED)     8/31/2022 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  17.18         $  19.96
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08) (b)       (0.16)
Net realized and unrealized gain (loss)........................         1.75            (2.62)
                                                                    --------         --------
Total from investment operations...............................         1.67            (2.78)
                                                                    --------         --------
Net asset value, end of period.................................     $  18.85         $  17.18
                                                                    ========         ========
TOTAL RETURN (c)...............................................         9.72%          (13.93)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 31,104         $  6,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (d)        0.90% (d)
Ratio of net investment income (loss) to average net assets ...        (0.86)% (d)      (0.90)% (d)
Portfolio turnover rate (e)....................................            0%               0%


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - SEPTEMBER (QSPT)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2023          ENDED
                                                                  (UNAUDITED)     8/31/2022 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  18.02         $  20.19
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.07) (b)       (0.16)
Net realized and unrealized gain (loss)........................         0.05            (2.01)
                                                                    --------         --------
Total from investment operations...............................        (0.02)           (2.17)
                                                                    --------         --------
Net asset value, end of period.................................     $  18.00         $  18.02
                                                                    ========         ========
TOTAL RETURN (c)...............................................        (0.11)%         (10.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 82,813         $ 24,330
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (d)        0.90% (d)
Ratio of net investment income (loss) to average net assets ...        (0.86)% (d)      (0.89)% (d)
Portfolio turnover rate (e)....................................            0%               0%


(a)   Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - SEPTEMBER (XSEP)

                                                                     PERIOD
                                                                     ENDED
                                                                  2/28/2023 (a)
                                                                  (UNAUDITED)
                                                                 --------------
Net asset value, beginning of period...........................     $  30.19
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.09)
Net realized and unrealized gain (loss)........................         1.69
                                                                    --------
Total from investment operations...............................         1.60
                                                                    --------
Net asset value, end of period.................................     $  31.79
                                                                    ========
TOTAL RETURN (b)...............................................         5.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $189,176
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (c)
Ratio of net investment income (loss) to average net assets....        (0.85)% (c)
Portfolio turnover rate (d)....................................            0%


(a)   Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR           PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  18.63         $  21.85         $  20.06
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08) (b)       (0.18)           (0.09)
Net realized and unrealized gain (loss)........................         2.26            (3.04)            1.88
                                                                    --------         --------         --------
Total from investment operations...............................         2.18            (3.22)            1.79
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  20.81         $  18.63         $  21.85
                                                                    ========         ========         ========
TOTAL RETURN (c)...............................................        11.70%          (14.74)%           8.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 37,460         $ 11,177         $ 12,016
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (d)        0.90%            0.90% (d)
Ratio of net investment income (loss) to average net assets....        (0.85)% (d)      (0.90)%          (0.90)% (d)
Portfolio turnover rate (e)....................................            0%               0%               0%


FT CBOE VEST NASDAQ-100(R) BUFFER ETF - DECEMBER (QDEC)

                                                                   SIX MONTHS
                                                                     ENDED             YEAR           PERIOD
                                                                   2/28/2023          ENDED            ENDED
                                                                  (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                 --------------   --------------   --------------
Net asset value, beginning of period...........................     $  19.90         $  22.56         $  19.84
                                                                    --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.08) (b)       (0.20)           (0.13)
Net realized and unrealized gain (loss)........................        (0.16) (f)       (2.46)            2.85
                                                                    --------         --------         --------
Total from investment operations...............................        (0.24)           (2.66)            2.72
                                                                    --------         --------         --------
Net asset value, end of period.................................     $  19.66         $  19.90         $  22.56
                                                                    ========         ========         ========
TOTAL RETURN (c)...............................................        (1.21)%         (11.79)%          13.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $137,616         $ 71,629         $ 78,952
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.90% (d)        0.90%            0.90% (d)
Ratio of net investment income (loss) to average net assets....        (0.84)% (d)      (0.90)%          (0.90)% (d)
Portfolio turnover rate (e)....................................            0%               0%               0%


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

(f)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuations of the underlying investments.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY ENHANCE & MODERATE BUFFER ETF - DECEMBER (XDEC)

                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2023          ENDED
                                                                  (UNAUDITED)     8/31/2022 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $  28.84         $  30.35
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.11) (b)       (0.10)
Net realized and unrealized gain (loss)........................         1.90            (1.41)
                                                                    --------         --------
Total from investment operations...............................         1.79            (1.51)
                                                                    --------         --------
Net asset value, end of period.................................     $  30.63         $  28.84
                                                                    ========         ========
TOTAL RETURN (c)...............................................         6.21%           (4.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 372,866        $ 77,855
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (d)        0.85% (d)
Ratio of net investment income (loss) to average net assets ...        (0.80)% (d)      (0.84)% (d)
Portfolio turnover rate (e)....................................            0%               0%


(a)   Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the eleven funds (each a "Fund" and collectively, "the Funds")
listed below. The shares of each Fund are listed and traded on the Cboe BZX
Exchange, Inc. ("Cboe BZX").

        FT Cboe Vest International Equity Buffer ETF - March - (ticker "YMAR")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - March - (ticker "QMAR")
        FT Cboe Vest International Equity Buffer ETF - June - (ticker "YJUN")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - June - (ticker "QJUN")
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June - (ticker
           "XJUN")
        FT Cboe Vest International Equity Buffer ETF - September - (ticker
           "YSEP")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - September - (ticker "QSPT")
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September -
           (ticker "XSEP")(1)
        FT Cboe Vest International Equity Buffer ETF - December - (ticker
           "YDEC")
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - December - (ticker "QDEC")
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December -
           (ticker "XDEC")

(1)   Commenced investment operations on September 21, 2022.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of YMAR is to seek to provide investors with returns that match the price return of the iShares MSCI EAFE ETF (the "Underlying MSCI
ETF"), up to a predetermined upside cap of 20.70% (before fees and expenses) and
19.80% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 10% of
Underlying MSCI ETF losses, over the period from March 21, 2022 to March 17,
2023. Prior to March 21, 2022, the Fund's investment objective included an upside cap of 14.18% (before fees and expenses) and 13.29% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of
March 22, 2021 to March 18, 2022.

The investment objective of QMAR is to seek to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 (the
"Underlying Invesco ETF"), up to a predetermined upside cap of 17.25% (before fees and expenses) and 16.35% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer (before fees and expenses)
against the first 10% of Underlying Invesco ETF losses, over the period from
March 21, 2022 to March 17, 2023. Prior to March 21, 2022, the Fund's investment objective included an upside cap of 15.51% (before fees and expenses) and 14.61%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of March 22, 2021 to March 18, 2022.

The investment objective of YJUN is to seek to provide investors with returns that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 24.20% (before fees and expenses) and 23.31% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer
(before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from June 21, 2022 to June 16, 2023. Prior to June 21, 2022, the
Fund's investment objective included an upside cap of 11.81% (before fees and expenses) and 10.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of June 21, 2021 to June 17, 2022.

The investment objective of QJUN is to seek to provide investors with returns that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 25.19% (before fees and expenses) and 24.30% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer
(before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 21, 2022 to June 16, 2023. Prior to June 21,
2022, the Fund's investment objective included an upside cap of 13.00% (before fees and expenses) and 12.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of June 21, 2021 to June 17, 2022.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The investment objective of XJUN is to seek to provide investors with returns of approximately twice any positive price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying SPDR ETF"), up to a predetermined upside cap of 14.80%
(before fees and expenses) and 13.95% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 21, 2022 to June 16, 2023. Prior to June 21, 2022, the Fund's
investment objective included an upside cap of 6.16% (before fees and expenses)
and 5.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of June 21, 2021 to June 17, 2022.

The investment objective of YSEP is to seek to provide investors with returns that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 25.00% (before fees and expenses) and 24.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of Underlying MSCI ETF losses, over the period from September 19, 2022 through September 15, 2023. Prior to
September 19, 2022, the Fund's investment objective included an upside cap of
12.93% (before fees, expenses and taxes) and 12.03% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of September
20, 2021 to September 16, 2022.

The investment objective of QSPT is to seek to provide investors with returns that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 27.27% (before fees and expenses) and 26.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of Underlying Invesco ETF losses, over the period from September 19, 2022 through September 15, 2023.
Prior to September 19, 2022, the Fund's investment objective included an upside cap of 13.65% (before fees, expenses and taxes) and 12.75% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of
September 20, 2021 to September 16, 2022.

The investment objective of XSEP is to seek to provide investors with returns of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.90% (before fees and expenses) and 14.07%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 15% (before fees and expenses) of
Underlying SPDR ETF losses, over the period from September 22, 2022 through
September 15, 2023.

The investment objective of YDEC is to seek to provide investors with returns that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 22.87% (before fees and expenses) and 21.97% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of Underlying MSCI ETF losses, over the period from December 19, 2022 to December 15, 2023. Prior to December
19, 2022, the Fund's investment objective included an upside cap of 10.75%
(before fees and expenses) and 9.85% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 20,
2021 to December 16, 2022.

The investment objective of QDEC is to seek to provide investors with returns that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 27.03% (before fees and expenses) and 26.13% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees and expenses) of Underlying Invesco ETF losses, over the period from December 19, 2022 to December 15, 2023. Prior to
December 19, 2022, the Fund's investment objective included an upside cap of
15.89% (before fees and expenses) and 14.99% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of December 20,
2021 to December 16, 2022.

The investment objective of XDEC is to seek to provide investors with returns of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 15.31% (before fees, expenses and taxes) and
14.46% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 15% (before fees, expenses and taxes)
of Underlying SPDR ETF losses, over the period from December 19, 2022 to
December 15, 2023. Prior to December 19, 2022, the Fund's investment objective included an upside cap of 8.58% (before fees, expenses and taxes) and 7.73%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of December 20, 2021 to December 16, 2022.

Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance that match those of a specified reference ETF, either the SPDR(R)
S&P 500(R) ETF Trust, the Invesco QQQ Trust(SM), Series 1, or the iShares MSCI
EAFE ETF (the "Underlying ETF").

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a
      FLEX Option contract occurs, the trade price will be used to value such
      FLEX Option contracts in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

       2)   the type of security;

       3)   the size of the holding;

       4)   the initial cost of the security;

       5)   transactions in comparable securities;

       6)   price quotes from dealers and/or third-party pricing services;

       7)   relationships among various securities;

       8)   information obtained by contacting the issuer, analysts, or the appropriate stock exchange;


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

       9)   an analysis of the issuer's financial statements;

      10)   the existence of merger proposals or tender offers that might affect the value of the security; and 11) other relevant factors.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the
Underlying ETF will give each Fund the right to receive or deliver shares of the
Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2023 are FLEX Options.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods ended, none of the Funds paid a distribution in 2022.

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                Accumulated          Net
                                                                              Undistributed     Capital and       Unrealized
                                                                Taxable          Ordinary          Other         Appreciation
                                                                Year End          Income        Gain (Loss)     (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest International Equity Buffer ETF - March           31-Mar-22      $      (34,532)  $   (1,528,181)  $       50,392
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                  31-Mar-22             (37,327)        (157,975)         317,284
FT Cboe Vest International Equity Buffer ETF - June            30-Jun-22             (54,107)      (2,915,490)         167,652
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                   30-Jun-22            (129,139)      (8,388,555)         325,422
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - June                                                  30-Jun-22             (54,220)      (2,446,792)         106,384
FT Cboe Vest International Equity Buffer ETF - September       30-Sep-21                  --               --          (23,732)
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September              30-Sep-21                  --               --         (221,745)
FT Cboe Vest International Equity Buffer ETF - December        31-Dec-21                  --         (969,608)         100,945
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December               31-Dec-21                  --       (6,990,447)       1,647,303
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - December                                              31-Dec-21                  --               --           60,382


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021 and
2022 remain open to federal and state audit for all Funds except for XSEP. As of
February 28, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund's applicable taxable year end, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.


                                                                                                Non-Expiring
                                                                                 Taxable        Capital Loss
                                                                                 Year End       Carryforward
                                                                              --------------   --------------
FT Cboe Vest International Equity Buffer ETF - March                            31-Mar-22      $    1,528,181
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                                   31-Mar-22             157,975
FT Cboe Vest International Equity Buffer ETF - June                             30-Jun-22           2,915,490
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                                    30-Jun-22           8,388,555
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June                   30-Jun-22           2,446,792
FT Cboe Vest International Equity Buffer ETF - September                        30-Sep-21                  --
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September                               30-Sep-21                  --
FT Cboe Vest International Equity Buffer ETF - December                         31-Dec-21             969,608
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                                31-Dec-21           6,990,447
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December               31-Dec-21                  --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. At each Fund's applicable taxable year end, the following
Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                                                  Qualified Late Year Losses
                                                                                 Taxable       --------------------------------
                                                                                Year End       Ordinary Losses   Capital Losses
                                                                              --------------   ---------------   --------------
FT Cboe Vest International Equity Buffer ETF - March                            31-Mar-22      $        34,532   $           --
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                                   31-Mar-22               37,327               --
FT Cboe Vest International Equity Buffer ETF - June                             30-Jun-22               54,107               --
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                                    30-Jun-22              129,139               --
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June                   30-Jun-22               54,220               --
FT Cboe Vest International Equity Buffer ETF - September                        30-Sep-21                   --               --
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September                               30-Sep-21                   --               --
FT Cboe Vest International Equity Buffer ETF - December                         31-Dec-21                   --               --
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                                31-Dec-21                   --               --
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December               31-Dec-21                   --               --


As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                                Unrealized       Unrealized      Appreciation
                                                                Tax Cost       Appreciation    (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest International Equity Buffer ETF - March         $   24,451,756   $      684,222   $  (1,524,032)   $     (839,810)
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                    43,805,482        2,300,775      (6,711,926)       (4,411,151)
FT Cboe Vest International Equity Buffer ETF - June              68,167,694        9,122,952      (3,685,500)        5,437,452
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                     78,930,718        9,339,399      (5,222,527)        4,116,872
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - June                                                   158,879,278       17,966,319     (11,225,868)        6,740,451
FT Cboe Vest International Equity Buffer ETF - September         27,689,248        5,484,451      (2,048,928)        3,435,523
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September                80,218,721        5,560,818      (2,912,257)        2,648,561
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - September                                              180,593,142       17,063,140      (9,806,753)        7,256,387
FT Cboe Vest International Equity Buffer ETF - December          36,288,530        2,099,452        (905,636)        1,193,816
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                129,427,107       13,631,388      (5,352,644)        8,278,744
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer
   ETF - December                                               361,841,646       20,837,022      (9,587,151)       11,249,871


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

First Trust is paid an annual unitary management fee based on a percentage of each Fund's average daily net assets. Effective November 1, 2022, the annual unitary management fee payable by each Fund, with the exception of XJUN, XSEP and XDEC, to First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                 0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion         0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion         0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion        0.8325%
Fund net assets greater than $10 billion                                         0.8100%


For XJUN, XSEP and XDEC, the annual unitary management fee payable by each Fund will be calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                 0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion         0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion         0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion        0.78625%
Fund net assets greater than $10 billion                                         0.76500%


Prior to November 1, 2022, First Trust was paid an annual unitary management fee of 0.90% of each Fund's average daily net assets, with the exception of XJUN,
XSEP and XDEC, which paid an annual unitary management fee of 0.85%.

First Trust and Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First
Trust, are responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management
Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the
Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the
Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor, after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor's management fee)
paid to Cboe Vest will be reduced to reflect the reduction in the Advisor's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2023, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions.
Each Fund holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the fiscal period ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest International Equity Buffer ETF - March                          $           --   $   19,212,072
FT Cboe Vest Nasdaq-100(R) Buffer ETF - March                                             --        6,741,100
FT Cboe Vest International Equity Buffer ETF - June                                       --        6,590,361
FT Cboe Vest Nasdaq-100(R) Buffer ETF - June                                              --        4,462,665
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June                             --        8,706,334
FT Cboe Vest International Equity Buffer ETF - September                                  --        6,858,061
FT Cboe Vest Nasdaq-100(R) Buffer ETF - September                                         --       24,888,218
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September                        --       15,112,572
FT Cboe Vest International Equity Buffer ETF - December                                   --       14,903,501
FT Cboe Vest Nasdaq-100(R) Buffer ETF - December                                          --        3,799,144
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December                         --      109,494,864


                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
YMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $ 23,553,848   written, at value            $     70,553

QMAR
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            41,903,419   written, at value               2,703,680

YJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            73,597,923   written, at value                 495,073

QJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            83,826,831   written, at value               1,253,706

XJUN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            81,591,149   written, at value              16,813,582

YSEP
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            31,622,018   written, at value                 775,146

QSPT
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value            84,972,134   written, at value               2,795,270


                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
XSEP
                                         Options contracts                            Options contracts
Options              Equity Risk         purchased, at value           $209,269,337   written, at value            $ 21,419,808

YDEC
                                         Options contracts                            Options contracts
Options              Equity Risk         purchased, at value             38,252,902   written, at value               1,201,297

QDEC
                                         Options contracts                            Options contracts
Options              Equity Risk         purchased, at value            143,956,418   written, at value               7,649,796

XDEC
                                         Options contracts                            Options contracts
Options              Equity Risk         purchased, at value            419,971,663   written, at value              50,556,197


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended February 28, 2023, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                                          EQUITY RISK
                                                ----------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   YMAR         QMAR         YJUN         QJUN         XJUN
-------------------------------------           ----------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $ (1,524,393) $   (78,235) $   764,902  $(1,066,949) $ 1,041,405
   Written options contracts                        (811,527)    (157,687)     246,836    1,860,011    2,170,685
Net change in unrealized
  appreciation (depreciation) on:
   Purchased options contracts                     1,638,393     (259,441)   3,512,390   (3,973,790)  (8,795,441)
   Written options contracts                       1,673,252      877,692    2,124,971    5,140,477   13,369,803

                                                                                 EQUITY RISK
                                                -----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION                   YSEP         QSPT         XSEP         YDEC         QDEC         XDEC
-------------------------------------           -----------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $   (210,030) $(2,235,890) $ 2,278,836  $  (907,704) $(7,942,445) $(5,711,515)
   Written options contracts                        (697,727)  (1,044,247)   1,328,237      101,693   (7,563,569)   6,309,276
Net change in unrealized
  appreciation (depreciation) on:
   Purchased options contracts                     2,958,822    1,435,267   (1,357,278)   1,521,300   13,633,235    7,999,988
   Written options contracts                       1,493,481    4,106,435    8,613,665    1,212,150    5,684,584    5,073,322


The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 28, 2023, on each Fund's options contracts.


                                                  PREMIUMS FOR                           PREMIUMS FOR
                              PREMIUMS FOR          PURCHASED                           WRITTEN OPTIONS
                                PURCHASED       OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                            OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                 OPENED            AND EXPIRED      CONTRACTS OPENED        EXPIRED
                            ----------------------------------------------------------------------------
          YMAR              $       6,948,724   $      25,819,035   $         34,870   $       1,710,179
          QMAR                      8,790,736          17,601,631            872,544           2,005,873
          YJUN                     49,743,754          10,377,249          1,839,289             619,075
          QJUN                     22,022,098          33,510,724          1,531,550           3,234,750
          XJUN                     85,455,656          29,467,422         11,830,473           6,358,435
          YSEP                     37,586,234          15,831,352          2,760,445           1,417,779
          QSPT                    115,510,623          58,919,180          9,672,164           5,464,849
          XSEP                    233,649,647          23,023,032         34,671,318           4,637,845
          YDEC                     57,478,124          33,101,492          2,717,771           1,566,144
          QDEC                    141,082,872          92,271,827         11,157,962           8,173,842
          XDEC                    580,371,347         249,066,302         61,780,463           9,436,781


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 65

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023 for
YMAR, QMAR, YJUN, QJUN, XJUN, YDEC, QDEC, YSEP, QSPT and XDEC, and September 20,
2024 for XSEP.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

As of March 20, 2023, the investment objective of the FT Cboe Vest International
Equity Buffer ETF - March changed to include an upside cap of 24.78% (before fees and expenses) and 23.88% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee) and an Outcome Period of March 20, 2023 to March 15,
2024.

As of March 20, 2023, the investment objective of the FT Cboe Vest Nasdaq-100(R)
Buffer ETF - March changed to include an upside cap of 22.15% (before fees and expenses) and 21.25% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of March 20, 2023 to March 15, 2024.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 67


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.

                                                                         Page 69

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

                                   DISCLAIMER

The Funds are not sponsored, endorsed, sold or promoted by Invesco QQQ
Trust(SM), Series 1, Invesco, or Nasdaq, Inc., (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the
Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ Trust(SM). The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the
FLEX Options.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
    INVESTMENT SUB-ADVISORY AGREEMENT FOR FT CBOE VEST U.S. EQUITY ENHANCE &
                        MODERATE BUFFER ETF - SEPTEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September
(the "Fund"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory
Agreement" and together with the Advisory Agreement, the "Agreements") among the
Trust, on behalf of the Fund, the Advisor and Cboe Vest(SM) Financial LLC (the
"Sub-Advisor") for an initial two-year term at a meeting held on June 7, 2021.
The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 7, 2021 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund, and the
Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Fund in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the
Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest U.S. Equity Buffer ETF and FT
Cboe Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund
Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The
Board considered that the Sub-Advisor would be paid by the Advisor from the
Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

                                                                         Page 71


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

    BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
                     MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Advisory Agreement Amendment") of the Investment Management Agreement (the
"Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the amendment (the "Sub-Advisory Agreement Amendment" and together with the Advisory
Agreement Amendment, the "Amendments") of the Investment Sub-Advisory Agreement
(the "Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, the Advisor and Cboe VestSM Financial LLC (the
"Sub-Advisor") on behalf of the following eleven series of the Trust (each a
"Fund" and collectively, the "Funds"):

        FT Cboe Vest International Equity Buffer ETF - March (YMAR)
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - March (QMAR)
        FT Cboe Vest International Equity Buffer ETF - June (YJUN)
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - June (QJUN)
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
        FT Cboe Vest International Equity Buffer ETF - September (YSEP)
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - September (QSPT)
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - September
           (XSEP)
        FT Cboe Vest International Equity Buffer ETF - December (YDEC)
        FT Cboe Vest Nasdaq-100(R) Buffer ETF - December (QDEC)
        FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

The Board approved the Amendments for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for each Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. In reviewing the Sub-Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for each Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the Advisory
Agreement Amendment. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the Advisory Agreement Amendment and the Sub-Advisory Agreement Amendment, and that the obligations of the
Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreements for YMAR, QMAR, YJUN, QJUN, XJUN, YDEC and QDEC
for a one-year period ending June 30, 2023 at a meeting held on June 12-13,
2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the
Agreements were fair and reasonable and that the continuation of the Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board also noted that it, including the Independent Trustees, approved the
Agreements for YSEP and QSPT for an initial two-year period ending September 16,
2023 at a meeting held on December 7, 2020 and the Agreements for XSEP and XDEC
for an initial two-year period ending September 20, 2024 and December 4, 2023, respectively, at a meeting held on June 7, 2021. The Board noted that in connection with such approvals it had determined for each Fund, based upon the information provided, that the terms of the Agreements were fair and reasonable and that the approval of the Agreements was in the best interest of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest Fund of Buffer ETFs (BUFR)

        FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

        FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs (BUFQ)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

The investment objective of the FT Cboe Vest Fund of Buffer ETFs (the "Fund") is
to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large cap equity market exposure while limiting downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity Buffer ETFs ("Underlying ETFs"). Under normal market conditions the Fund will invest substantially all of its assets in the
Underlying ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses, over a defined one-year period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying
ETFs and the Fund itself does not provide any stated buffer against losses. The
Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX
Exchange, Inc., under the ticker symbol "BUFR."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL     CUMULATIVE
                                                                                    TOTAL RETURNS     TOTAL RETURNS
                                                                                      Inception         Inception
                                                6 Months Ended     1 Year Ended       (8/10/20)         (8/10/20)
                                                   2/28/23            2/28/23         to 2/28/23       to 2/28/23
FUND PERFORMANCE
NAV                                                  2.84%            -1.38%             5.23%            13.92%
Market Price                                         2.93%            -1.30%             5.23%            13.92%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                      0.38%            -9.23%             6.75%            18.14%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 5.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               AUGUST 10, 2020 - FEBRUARY 28, 2023

               FT Cboe Vest Fund         S&P 500(R) Index -
                of Buffer ETFs              Price Return
8/10/20            $10,000                  $10,000
8/31/20             10,180                   10,416
2/28/21             10,773                   11,341
8/31/21             11,621                   13,458
2/28/22             11,551                   13,016
8/31/22             11,077                   11,769
2/28/23             11,392                   11,814


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

The investment objective of the FT Cboe Vest Fund of Deep Buffer ETFs (the
"Fund") is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large cap equity market exposure while limiting downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity Deep Buffer ETFs ("Underlying
ETFs"). Under normal market conditions the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the SPDR(R) S&P
500(R) ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against losses between -5% and -30% (before fees, expenses and taxes) of
SPY, over a defined one-year period. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the
Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund is classified as non-diversified under the Investment Company
Act of 1940, as amended. The shares of the Fund are listed and traded on the
Cboe BZX Exchange, Inc., under the ticker symbol "BUFD."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL     CUMULATIVE
                                                                                    TOTAL RETURNS     TOTAL RETURNS
                                                                                      Inception         Inception
                                                6 Months Ended     1 Year Ended       (1/20/21)         (1/20/21)
                                                   2/28/23           2/28/23          to 2/28/23       to 2/28/23
FUND PERFORMANCE
NAV                                                  0.91%            -4.17%            -0.24%            -0.50%
Market Price                                         0.81%            -4.32%            -0.28%            -0.60%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                      0.38%            -9.23%             1.45%             3.07%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 5.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JANUARY 20, 2021 - FEBRUARY 28, 2023

             FT Cboe Vest Fund of        S&P 500(R) Index -
               Deep Buffer ETFs             Price Return
1/20/21            $10,000                  $10,000
2/28/21              9,980                    9,894
8/31/21             10,424                   11,741
2/28/22             10,384                   11,355
8/31/22              9,860                   10,268
2/28/23              9,950                   10,307


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF NASDAQ-100(R) BUFFER ETFS (BUFQ)

The investment objective of the FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs
(the "Fund") is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Cboe Vest Nasdaq-100(R) Buffer ETFs (the
"Underlying ETFs"). Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Invesco QQQ Trust(SM), Series 1 ("QQQ"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of QQQ losses, over a defined one-year period. Unlike the
Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "BUFQ."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                                                       Inception
                                                                                   6 Months Ended      (6/15/22)
                                                                                       2/28/23        to 2/28/23
FUND PERFORMANCE
NAV                                                                                      0.61%             5.47%
Market Price                                                                             0.61%             5.32%

INDEX PERFORMANCE
Nasdaq-100 Index(R) - Price Return                                                      -1.87%             3.87%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 5.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JUNE 15, 2022 - FEBRUARY 28, 2023

             FT Cboe Vest Fund of       Nasdaq-100 Index(R) -
          Nasdaq-100(R) Buffer ETFs         Price Return
6/15/22            $10,000                  $10,000
8/31/22             10,484                   10,585
2/28/23             10,547                   10,387


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                          Page 5


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest of Buffer ETFs ("BUFR"), FT Cboe Vest Fund of Deep
Buffer ETFs ("BUFD") and FT Cboe Vest Fund of Nasdaq-100(R) ETFs ("BUFQ") (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240,
McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $10.8 billion under management or committed to management as of February 28, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest Fund of Buffer ETFs, FT Cboe Vest Fund of Deep
Buffer ETFs or FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                 SEPTEMBER 1, 2022   FEBRUARY 28, 2023     PERIOD (a)        PERIOD (a) (b)
--------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST FUND OF BUFFER ETFS (BUFR)
Actual                                              $1,000.00           $1,028.40            0.20%                 $1.01
Hypothetical (5% return before expenses)            $1,000.00           $1,023.80            0.20%                 $1.00

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)
Actual                                              $1,000.00           $1,009.10            0.20%                 $1.00
Hypothetical (5% return before expenses)            $1,000.00           $1,023.80            0.20%                 $1.00

FT CBOE VEST FUND OF NASDAQ-100(R) BUFFER ETFS (BUFQ)
Actual                                              $1,000.00           $1,006.10            0.20%                 $0.99
Hypothetical (5% return before expenses)            $1,000.00           $1,023.80            0.20%                 $1.00


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 7


FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 100.0%
             CAPITAL MARKETS (a) -- 100.0%
  2,121,123  FT Cboe Vest U.S. Equity Buffer
                ETF - January (b)                       $  72,216,178
  1,978,893  FT Cboe Vest U.S. Equity Buffer
                ETF - February (b)                         72,148,460
  2,229,840  FT Cboe Vest U.S. Equity Buffer
                ETF - March (b)                            72,734,705
  2,394,366  FT Cboe Vest U.S. Equity Buffer
                ETF - April (b)                            72,488,712
  1,995,234  FT Cboe Vest U.S. Equity Buffer
                ETF - May (b)                              71,748,614
  1,934,623  FT Cboe Vest U.S. Equity Buffer
                ETF - June (b)                             71,990,224
  2,038,083  FT Cboe Vest U.S. Equity Buffer
                ETF - July (b)                             71,970,825
  2,021,881  FT Cboe Vest U.S. Equity Buffer
                ETF - August (b)                           72,108,162
  2,089,389  FT Cboe Vest U.S. Equity Buffer
                ETF - September (b)                        71,959,393
  2,112,468  FT Cboe Vest U.S. Equity Buffer
                ETF - October (b)                          71,971,785
  1,966,581  FT Cboe Vest U.S. Equity Buffer
                ETF - November (b)                         71,858,870
  2,210,154  FT Cboe Vest U.S. Equity Buffer
                ETF - December (b)                         72,316,239
                                                        -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 100.0%                                 865,512,167
             (Cost $875,521,171)                        -------------

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             MONEY MARKET FUNDS -- 0.0%
    212,700  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class 4.41% (c)           $     212,700
             (Cost $212,700)                            -------------

             TOTAL INVESTMENTS -- 100.0%                  865,724,867
             (Cost $875,733,871)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                        (130,552)
                                                        -------------
             NET ASSETS -- 100.0%                       $ 865,594,315
                                                        =============

(a)   Represents investments in affiliated funds.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2023.

------------------------------------------------------------
FUND ALLOCATION                              % OF NET ASSETS
------------------------------------------------------------
Exchange-Traded Funds                           100.0%
Money Market Funds                                0.0 (1)
Net Other Assets and Liabilities                 (0.0) (1)
                                               ------
   Total                                        100.0%
                                               ======

(1) Amount is less than 0.1%.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*................................   $  865,512,167    $  865,512,167    $           --    $           --
Money Market Funds....................................          212,700           212,700                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments.....................................   $  865,724,867    $  865,724,867    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 100.0%
             CAPITAL MARKETS (a)-- 100.0%
  1,382,808  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - January (b)                $  42,147,988
  1,276,717  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - February (b)                  41,978,455
  1,399,493  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - March (b)                     42,271,686
  1,426,264  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - April (b)                     42,166,354
  1,318,016  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - May (b)                       41,886,548
  1,269,025  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - June (b)                      42,173,762
  1,330,755  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - July (b)                      42,026,707
  1,329,606  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - August (b)                    41,922,477
  1,341,828  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - September (b)                 42,022,698
  1,310,671  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - October (b)                   42,059,432
  1,256,408  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - November (b)                  42,102,232
  1,350,173  FT Cboe Vest U.S. Equity Deep
                Buffer ETF - December (b)                  42,368,429
                                                        -------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 100.0%                                 505,126,768
             (Cost $524,508,350)                        -------------

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             MONEY MARKET FUNDS -- 0.0%
    146,566  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class 4.41% (c)           $     146,566
             (Cost $146,566)                            -------------

             TOTAL INVESTMENTS -- 100.0%                  505,273,334
             (Cost $524,654,916)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                         (78,665)
                                                        -------------
             NET ASSETS -- 100.0%                       $ 505,194,669
                                                        =============

(a)   Represents investments in affiliated funds.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2023.

------------------------------------------------------------
FUND ALLOCATION                              % OF NET ASSETS
------------------------------------------------------------
Exchange-Traded Funds                           100.0%
Money Market Funds                                0.0 (1)
Net Other Assets and Liabilities                 (0.0) (1)
                                               ------
   Total                                        100.0%
                                               ======

(1) Amount is less than 0.1%.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*................................   $  505,126,768    $  505,126,768    $           --    $           --
Money Market Funds....................................          146,566           146,566                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments.....................................   $  505,273,334    $  505,273,334    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                 Page 9


FT CBOE VEST FUND OF NASDAQ-100(R) BUFFER ETFS (BUFQ)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

  SHARES                    DESCRIPTION                     VALUE
-----------  -----------------------------------------  -------------
             EXCHANGE-TRADED FUNDS -- 100.0%
             CAPITAL MARKETS (a) -- 100.0%
    249,015  FT Cboe Vest Nasdaq-100(R)
                Buffer ETF - March (b)                  $   5,163,899
    268,020  FT Cboe Vest Nasdaq-100(R)
                Buffer ETF - June (b)                       5,116,314
    283,667  FT Cboe Vest Nasdaq-100(R)
                Buffer ETF - September (b)                  5,115,111
    259,490  FT Cboe Vest Nasdaq-100(R)
                Buffer ETF - December (b)                   5,117,143
                                                        -------------
             TOTAL INVESTMENTS -- 100.0%                   20,512,467
             (Cost $20,305,514)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                          (3,082)
                                                        -------------
             NET ASSETS -- 100.0%                       $  20,509,385
                                                        =============

(a)   Represents investments in affiliated funds.

(b)   Non-income producing security.

------------------------------------------------------------
FUND ALLOCATION                              % OF NET ASSETS
------------------------------------------------------------
Exchange-Traded Funds                           100.0%
Net Other Assets and Liabilities                 (0.0) (1)
                                               ------
   Total                                        100.0%
                                               ======

(1) Amount is less than 0.1%.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*................................   $   20,512,467    $   20,512,467    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 10                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                                                                                 FT CBOE VEST
                                                                         FT CBOE VEST        FT CBOE VEST           FUND OF
                                                                            FUND OF             FUND OF          NASDAQ-100(R)
                                                                          BUFFER ETFS      DEEP BUFFER ETFS       BUFFER ETFS
                                                                            (BUFR)              (BUFD)              (BUFQ)
                                                                       -----------------   -----------------   -----------------
ASSETS:
Investments, at value - Affiliated.................................    $     865,512,167   $     505,126,768   $      20,512,467
Investments, at value - Unaffiliated...............................              212,700             146,566                  --
                                                                       -----------------   -----------------   -----------------
   Total investments, at value.....................................          865,724,867         505,273,334          20,512,467
Cash...............................................................                   --           1,170,589                  --
Receivables:
   Capital shares sold.............................................            7,994,885             998,408                  --
   Dividends.......................................................                  269                 111                   2
                                                                       -----------------   -----------------   -----------------
   Total Assets....................................................          873,720,021         507,442,442          20,512,469
                                                                       -----------------   -----------------   -----------------

LIABILITIES:
Due to custodian...................................................                   --                  --                 230
Payables:
   Investment securities purchased.................................            7,993,919           2,168,884                  --
   Investment advisory fees........................................              131,787              78,889               2,854
                                                                       -----------------   -----------------   -----------------
   Total Liabilities...............................................            8,125,706           2,247,773               3,084
                                                                       -----------------   -----------------   -----------------
NET ASSETS.........................................................    $     865,594,315   $     505,194,669   $      20,509,385
                                                                       =================   =================   =================

NET ASSETS CONSIST OF:
Paid-in capital....................................................    $     877,252,230   $     525,300,287   $      20,316,032
Par value..........................................................              379,000             253,000               9,500
Accumulated distributable earnings (loss)..........................          (12,036,915)        (20,358,618)            183,853
                                                                       -----------------   -----------------   -----------------
NET ASSETS.........................................................    $     865,594,315   $     505,194,669   $      20,509,385
                                                                       =================   =================   =================
NET ASSET VALUE, per share.........................................    $           22.84   $           19.97   $           21.59
                                                                       =================   =================   =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..........................           37,900,002          25,300,002             950,002
                                                                       =================   =================   =================
Investments, at cost - Affiliated..................................    $     875,521,171   $     524,508,350   $      20,305,514
                                                                       =================   =================   =================
Investments, at cost - Unaffiliated................................    $         212,700   $         146,566   $              --
                                                                       =================   =================   =================
Total Investments, at cost.........................................    $     875,733,871   $     524,654,916   $      20,305,514
                                                                       =================   =================   =================


                        See Notes to Financial Statements                Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                                                                                 FT CBOE VEST
                                                                         FT CBOE VEST        FT CBOE VEST           FUND OF
                                                                            FUND OF             FUND OF          NASDAQ-100(R)
                                                                          BUFFER ETFS      DEEP BUFFER ETFS       BUFFER ETFS
                                                                            (BUFR)              (BUFD)              (BUFQ)
                                                                       -----------------   -----------------   -----------------
INVESTMENT INCOME:
Dividends..........................................................    $             927   $             418   $              51
                                                                       -----------------   -----------------   -----------------
   Total investment income.........................................                  927                 418                  51
                                                                       -----------------   -----------------   -----------------

EXPENSES:
Investment advisory fees...........................................              754,109             522,243              14,545
                                                                       -----------------   -----------------   -----------------
   Total expenses..................................................              754,109             522,243              14,545
                                                                       -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS).......................................             (753,182)           (521,825)            (14,494)
                                                                       -----------------   -----------------   -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated........................................             (288,555)           (305,900)             (8,606)
   In-kind redemptions - Affiliated................................              377,500             682,939                  --
                                                                       -----------------   -----------------   -----------------
Net realized gain (loss)...........................................               88,945             377,039              (8,606)
                                                                       -----------------   -----------------   -----------------
Net change in unrealized appreciation (depreciation) on
   investments - Affiliated........................................           21,750,710           4,642,282             451,286
                                                                       -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)............................           21,839,655           5,019,321             442,680
                                                                       -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.................................................    $      21,086,473   $       4,497,496   $         428,186
                                                                       =================   =================   =================


Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                             FT CBOE VEST                              FT CBOE VEST
                                                                FUND OF                                  FUND OF
                                                              BUFFER ETFS                            DEEP BUFFER ETFS
                                                                (BUFR)                                    (BUFD)
                                                 -------------------------------------    --------------------------------------
                                                 SIX MONTHS ENDED          YEAR           SIX MONTHS ENDED           YEAR
                                                    2/28/2023              ENDED              2/28/2023              ENDED
                                                   (UNAUDITED)           8/31/2022           (UNAUDITED)           8/31/2022
                                                 ----------------    -----------------    -----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $       (753,182)   $      (1,237,254)   $        (521,825)   $        (714,116)
Net realized gain (loss).......................            88,945            3,985,220              377,039            1,702,212
Net change in unrealized appreciation
   (depreciation)..............................        21,750,710          (39,802,887)           4,642,282          (26,289,634)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................        21,086,473          (37,054,921)           4,497,496          (25,301,538)
                                                 ----------------    -----------------    -----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................       181,398,898          609,077,785           87,157,123          472,088,210
Cost of shares redeemed........................       (65,454,853)        (145,221,514)        (127,592,442)         (66,763,156)
                                                 ----------------    -----------------    -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............       115,944,045          463,856,271          (40,435,319)         405,325,054
                                                 ----------------    -----------------    -----------------    -----------------
Total increase (decrease) in net assets........       137,030,518          426,801,350          (35,937,823)         380,023,516

NET ASSETS:
Beginning of period............................       728,563,797          301,762,447          541,132,492          161,108,976
                                                 ----------------    -----------------    -----------------    -----------------
End of period..................................  $    865,594,315    $     728,563,797    $     505,194,669    $     541,132,492
                                                 ================    =================    =================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........        32,800,002           12,950,002           27,350,002            7,700,002
Shares sold....................................         8,100,000           26,200,000            4,400,000           22,900,000
Shares redeemed................................        (3,000,000)          (6,350,000)          (6,450,000)          (3,250,000)
                                                 ----------------    -----------------    -----------------    -----------------
Shares outstanding, end of period..............        37,900,002           32,800,002           25,300,002           27,350,002
                                                 ================    =================    =================    =================


                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                             FT CBOE VEST
                                                                FUND OF
                                                       NASDAQ-100(R) BUFFER ETFS
                                                                (BUFQ)
                                                 -------------------------------------
                                                 SIX MONTHS ENDED          PERIOD
                                                    2/28/2023              ENDED
                                                   (UNAUDITED)           8/31/2022 (a)
                                                 ----------------    -----------------
OPERATIONS:
Net investment income (loss)...................  $        (14,494)   $          (1,852)
Net realized gain (loss).......................            (8,606)                  --
Net change in unrealized appreciation
   (depreciation)..............................           451,286             (244,333)
                                                 ----------------    -----------------
Net increase (decrease) in net assets resulting
   from operations.............................           428,186             (246,185)
                                                 ----------------    -----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................         9,351,587           10,975,797
Cost of shares redeemed........................                --                   --
                                                 ----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions...............         9,351,587           10,975,797
                                                 ----------------    -----------------
Total increase (decrease) in net assets........         9,779,773           10,729,612

NET ASSETS:
Beginning of period............................        10,729,612                   --
                                                 ----------------    -----------------
End of period..................................  $     20,509,385    $      10,729,612
                                                 ================    =================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........           500,002                   --
Shares sold....................................           450,000              500,002
Shares redeemed................................                --                   --
                                                 ----------------    -----------------
Shares outstanding, end of period..............           950,002              500,002
                                                 ================    =================


(a)   Inception date is June 15, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

                                                                  SIX MONTHS          YEAR ENDED AUGUST 31,            PERIOD
                                                                   2/28/2023     -------------------------------       ENDED
                                                                  (UNAUDITED)         2022             2021         8/31/2020 (a)
                                                                --------------   --------------   --------------   --------------
Net asset value, beginning of period..........................     $  22.21         $  23.30         $  20.41         $  20.05
                                                                   --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................        (0.02)           (0.03)           (0.02)              --
Net realized and unrealized gain (loss).......................         0.65            (1.06)            2.91             0.36
                                                                   --------         --------         --------         --------
Total from investment operations..............................         0.63            (1.09)            2.89             0.36
                                                                   --------         --------         --------         --------
Net asset value, end of period................................     $  22.84         $  22.21         $  23.30         $  20.41
                                                                   ========         ========         ========         ========
TOTAL RETURN (b)..............................................         2.84%           (4.68)%          14.16%            1.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................     $865,594         $728,564         $301,762         $  6,124
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c).............         0.20% (d)        0.20%            0.20%            0.20% (d)
Ratio of net investment income (loss) to average net assets...        (0.20)% (d)      (0.20)%          (0.20)%          (0.20)% (d)
Portfolio turnover rate (e)...................................            1%               2%               1%               0%


FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

                                                                  SIX MONTHS
                                                                    ENDED             YEAR            PERIOD
                                                                  2/28/2023          ENDED            ENDED
                                                                 (UNAUDITED)       8/31/2022      8/31/2021 (a)
                                                                --------------   --------------   --------------
Net asset value, beginning of period..........................     $  19.79         $  20.92         $  20.07
                                                                   --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................        (0.02)           (0.03)           (0.01)
Net realized and unrealized gain (loss).......................         0.20            (1.10)            0.86
                                                                   --------         --------         --------
Total from investment operations..............................         0.18            (1.13)            0.85
                                                                   --------         --------         --------
Net asset value, end of period................................     $  19.97         $  19.79         $  20.92
                                                                   ========         ========         ========
TOTAL RETURN (b)..............................................         0.91%           (5.40)%           4.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................     $505,195         $541,132         $161,109
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c).............         0.20% (d)        0.20%            0.20% (d)
Ratio of net investment income (loss) to average net assets...        (0.20)% (d)      (0.20)%          (0.20)% (d)
Portfolio turnover rate (e)...................................            1%               2%               6%


(a)   Inception dates for BUFR and BUFD are August 10, 2020 and January 20,
      2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST FUND OF NASDAQ-100(R) BUFFER ETFS (BUFQ)

                                                                  SIX MONTHS
                                                                    ENDED            PERIOD
                                                                  2/28/2023          ENDED
                                                                 (UNAUDITED)     8/31/2022 (a)
                                                                --------------   --------------
Net asset value, beginning of period..........................     $  21.46         $  20.47
                                                                   --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................        (0.02)           (0.00) (b)
Net realized and unrealized gain (loss).......................         0.15             0.99 (c)
                                                                   --------         --------
Total from investment operations..............................         0.13             0.99
                                                                   --------         --------
Net asset value, end of period................................     $  21.59         $  21.46
                                                                   ========         ========
TOTAL RETURN (d)..............................................         0.61%            4.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................     $ 20,509         $ 10,730
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (e).............         0.20% (f)        0.20% (f)
Ratio of net investment income (loss) to average net assets...        (0.20)% (f)      (0.20)% (f)
Portfolio turnover rate (g)...................................            1%               0%


(a)   Inception date is June 15, 2022, which is consistent with commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(f)   Annualized.

(g)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 16                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the three funds (each a "Fund" and collectively, "the Funds")
listed below. The shares of each Fund are listed and traded on the Cboe BZX
Exchange, Inc. ("Cboe BZX").

        FT Cboe Vest Fund of Buffer ETFs - (ticker "BUFR")
        FT Cboe Vest Fund of Deep Buffer ETFs - (ticker "BUFD")
        FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs - (ticker "BUFQ")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity
Buffer ETFs ("FT ETFs"). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes)
of SPY losses, over a defined one-year period. Unlike the FT ETFs, BUFR itself does not pursue a defined outcome strategy. The buffer is only provided by the
FT ETFs and BUFR itself does not provide any stated buffer against losses. In order to understand BUFR's strategy and risks, it is important to understand the strategies and risks of the FT ETFs.

The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Cboe Vest U.S. Equity
Deep Buffer ETFs ("FT DB ETFs"). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPY, up to a predetermined upside cap, while providing a deep buffer against losses between -5% and -30% (before fees, expenses and taxes) of
SPY, over a defined one-year period. Unlike the FT DB ETFs, BUFD itself does not pursue a defined outcome strategy. The buffer is only provided by the FT DB ETFs and BUFD itself does not provide any stated buffer against losses. In order to understand BUFD's strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.

The investment objective of BUFQ is to seek to provide investors with capital appreciation. BUFQ seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Cboe Vest Nasdaq-100(R)
Buffer ETFs ("Nasdaq ETFs"). Under normal market conditions, the BUFQ will invest substantially all of its assets in the Nasdaq ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Invesco QQQ Trust(SM), Series 1 ("QQQ"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of QQQ losses, over a defined one-year period. Unlike the
Nasdaq ETFs, BUFQ itself does not pursue a target outcome strategy. The buffer is only provided by the Nasdaq ETFs and the BUFQ itself does not provide any stated buffer against losses. In order to understand the BUFQ's strategy and risks, it is important to understand the strategies and risks of the Nasdaq
ETFs.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

       2)   the type of security;

       3)   the size of the holding;

       4)   the initial cost of the security;

       5)   transactions in comparable securities;

       6)   price quotes from dealers and/or third-party pricing services;

       7)   relationships among various securities;

       8)   information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       9)   an analysis of the issuer's financial statements;

      10)   the existence of merger proposals or tender offers that might affect the value of the security: and

      11)   other relevant factors.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

Each of the Funds invests in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Amounts related to these investments in BUFQ at February 28, 2023 and for the six months then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED    REALIZED
                       SHARES AT     VALUE AT                                 APPRECIATION     GAIN        VALUE AT      DIVIDEND
   SECURITY NAME       2/28/2023    8/31/2022     PURCHASES        SALES     (DEPRECIATION)   (LOSS)      2/28/2023       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest
   Nasdaq-100(R)
   Buffer ETF
   - March                249,015  $ 2,664,074   $2,339,249    $(14,915)      $176,839      $(1,348)     $ 5,163,899   $         --
FT Cboe Vest
   Nasdaq-100(R)
   Buffer ETF
   - June                 268,020    2,648,451    2,341,801      (4,690)       131,106         (354)       5,116,314             --
FT Cboe Vest
   Nasdaq-100(R)
   Buffer ETF
   - September            283,667    2,709,359    2,369,637     (44,294)        85,430       (5,021)       5,115,111             --
FT Cboe Vest
   Nasdaq-100(R)
   Buffer ETF
   - December             259,490    2,702,076    2,381,807     (22,768)        57,911       (1,883)       5,117,143             --
                                   ------------------------------------------------------------------------------------------------
                                   $10,723,960   $9,432,494    $(86,667)      $451,286      $(8,606)     $20,512,467   $         --
                                   ================================================================================================


                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Amounts related to these investments in BUFR at February 28, 2023 and for the six months then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED    REALIZED
                       SHARES AT     VALUE AT                                 APPRECIATION     GAIN        VALUE AT      DIVIDEND
   SECURITY NAME       2/28/2023    8/31/2022     PURCHASES        SALES     (DEPRECIATION)   (LOSS)      2/28/2023       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Buffer ETF
   - January            2,121,123  $ 60,682,608  $ 15,271,861  $ (7,029,608)  $ 3,289,554   $   1,763    $ 72,216,178  $         --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - February           1,978,893    60,429,555    15,570,248    (5,750,095)    1,879,836      18,916      72,148,460            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - March              2,229,840    60,488,044    15,408,459    (6,015,428)    2,839,519      14,111      72,734,705            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - April              2,394,366    60,316,852    15,661,514    (5,553,374)    2,071,060      (7,340)     72,488,712            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - May                1,995,234    60,582,440    16,101,124    (5,452,905)      476,585      41,370      71,748,614            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - June               1,934,623    60,628,669    15,319,964    (5,545,178)    1,512,572      74,197      71,990,224            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - July               2,038,083    60,622,142    15,648,809    (5,457,297)    1,128,758      28,413      71,970,825            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - August             2,021,881    60,335,052    16,318,558    (5,432,379)      886,917          14      72,108,162            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - September          2,089,389    61,411,730    15,321,721    (6,626,795)    1,878,883     (26,146)     71,959,393            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - October            2,112,468    61,195,449    15,189,998    (6,583,310)    2,198,802     (29,154)     71,971,785            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - November           1,966,581    60,870,709    15,127,156    (5,832,314)    1,698,810      (5,491)     71,858,870            --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - December           2,210,154    60,870,020    15,698,940    (6,120,427)    1,889,414     (21,708)     72,316,239            --
                                   ------------------------------------------------------------------------------------------------
                                   $728,433,270  $186,638,352  $(71,399,110)  $21,750,710   $  88,945    $865,512,167  $         --
                                   ================================================================================================



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Amounts related to these investments in BUFD at February 28, 2023 and for the six months then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED    REALIZED
                       SHARES AT     VALUE AT                                 APPRECIATION     GAIN        VALUE AT      DIVIDEND
   SECURITY NAME       2/28/2023    8/31/2022     PURCHASES        SALES     (DEPRECIATION)   (LOSS)      2/28/2023       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - January        1,382,808  $ 44,934,921  $ 8,314,847   $ (10,605,629) $  (476,217)  $ (19,934)   $ 42,147,988  $         --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - February       1,276,717    44,918,776    8,959,814     (10,556,637)  (1,320,547)    (22,951)     41,978,455            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - March          1,399,493    44,895,378    8,290,045     (10,584,991)    (318,234)    (10,512)     42,271,686            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - April          1,426,264    44,818,949    8,330,497     (10,560,510)    (420,461)     (2,121)     42,166,354            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - May            1,318,016    45,068,957    7,242,186     (10,676,058)     207,150      44,313      41,886,548            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - June           1,269,025    45,182,625    7,284,230     (11,377,589)     994,858      89,638      42,173,762            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - July           1,330,755    45,013,332    7,240,978     (10,918,223)     653,404      37,216      42,026,707            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - August         1,329,606    44,842,801    7,647,386     (10,566,147)     111,377    (112,940)     41,922,477            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - September      1,341,828    45,397,249    7,312,453     (11,894,800)   1,181,382      26,414      42,022,698            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - October        1,310,671    45,259,383    7,355,947     (12,689,303)   1,954,650     178,755      42,059,432            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - November       1,256,408    45,526,388    7,352,077     (11,653,639)     804,750      72,656      42,102,232            --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - December       1,350,173    45,215,808    7,575,352     (11,789,406)   1,270,170      96,505      42,368,429            --
                                   ------------------------------------------------------------------------------------------------
                                   $541,074,567  $92,905,812   $(133,872,932) $ 4,642,282   $ 377,039    $505,126,768  $         --
                                   ================================================================================================


                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2022.

As of August 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                          Accumulated          Net
                                                        Undistributed     Capital and       Unrealized
                                                          Ordinary           Other         Appreciation
                                                           Income         Gain (Loss)     (Depreciation)
                                                        -------------    -------------    --------------
FT Cboe Vest Fund of Buffer ETFs                        $   (938,038)    $          --    $ (32,185,350)
FT Cboe Vest Fund of Deep Buffer ETFs                       (558,235)               --      (24,297,879)
FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs                    --                --         (244,333)


E. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For BUFR, the taxable years ended
2020, 2021, and 2022 remain open to federal and state audit. For BUFD, the taxable years ended 2021 and 2022 remain open to federal and state audit. For
BUFQ, the taxable year ended 2022 remains open to federal and state audit. As of
February 28, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, the
Funds had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At August 31, 2022, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                                               Qualified Late Year Losses
                                                                  Taxable               ----------------------------------------
                                                                 Year End               Ordinary Losses           Capital Losses
                                                              ---------------           ---------------           --------------
FT Cboe Vest Fund of Buffer ETFs                                31-Aug-22               $       938,038           $           --
FT Cboe Vest Fund of Deep Buffer ETFs                           31-Aug-22                       558,235                       --
FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs                  31-Aug-22                            --                       --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                               Unrealized        Unrealized      Appreciation
                                                                Tax Cost      Appreciation     (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest Fund of Buffer ETFs                             $  875,733,871   $    2,548,003   $  (12,557,007)  $  (10,009,004)
FT Cboe Vest Fund of Deep Buffer ETFs                           524,654,916               --      (19,381,582)     (19,381,582)
FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs                   20,305,514          209,378           (2,425)         206,953


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee based on a percentage of each Fund's average daily net assets. In addition, each Fund incurs pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"). The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:



                             Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                  0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion          0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion          0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion         0.185%
Fund net assets greater than $10 billion up to and including $15 billion          0.180%
Fund net assets greater than $15 billion                                          0.170%


Prior to November 1, 2022, First Trust was paid an annual unitary management fee of 0.20% of each Fund's average daily net assets.

First Trust is responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and
Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the
Funds' sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Cboe Vest's 50% share of each Fund's expenses for that month. During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor's management fee) paid to Cboe
Vest will be reduced to reflect the reduction in the Advisor's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

                                                                         Page 23


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest Fund of Buffer ETFs                                              $    5,235,568   $    5,943,147
FT Cboe Vest Fund of Deep Buffer ETFs                                              5,740,977        6,272,012
FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs                                        82,035           86,667


For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
FT Cboe Vest Fund of Buffer ETFs                                              $  181,402,784   $   65,455,963
FT Cboe Vest Fund of Deep Buffer ETFs                                             87,164,835      127,600,920
FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs                                     9,350,459               --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact- based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023 for
BUFR and BUFD and June 14, 2024 for BUFQ.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

    BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
                     MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Advisory Agreement Amendment") of the Investment Management Agreement (the
"Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the amendment (the "Sub-Advisory Agreement Amendment" and together with the Advisory
Agreement Amendment, the "Amendments") of the Investment Sub-Advisory Agreement
(the "Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, the Advisor and Cboe VestSM Financial LLC (the
"Sub-Advisor") on behalf of the following three series of the Trust (each a
"Fund" and collectively, the "Funds"):

        FT Cboe Vest Fund of Buffer ETFs (BUFR)
        FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)
        FT Cboe Vest Fund of Nasdaq-100(R) Buffer ETFs (BUFQ)

The Board approved the Amendments for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for each Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. In reviewing the Sub-Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for each Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the Advisory
Agreement Amendment. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the Advisory Agreement Amendment and the Sub-Advisory Agreement Amendment, and that the obligations of the
Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreements for BUFR and BUFD for a one-year period ending
June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the Agreements were fair and reasonable and that the continuation of the Agreements was in the best interests of the
Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board also noted that it, including the Independent Trustees, approved the
Agreements for BUFQ for an initial two-year period ending June 14, 2024 at a meeting held on June 13, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreements were fair and reasonable and that the approval of the
Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

                                                                         Page 29

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        FT Cboe Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

        FT Cboe Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest(SM) Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the FT
Cboe Vest U.S. Equity Moderate Buffer ETF - January and the FT Cboe Vest U.S.
Equity Moderate Buffer ETF - February (the "Funds"), which contains detailed information about the Funds for the period ended February 28, 2023. Please note that the FT Cboe Vest U.S. Equity Moderate Buffer ETF - January was incepted on
January 20, 2023 and the FT Cboe Vest U.S. Equity Moderate Buffer ETF - February
was incepted on February 17, 2023, so information in this letter and the report prior to a Fund's inception date will not apply to that Fund.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - JANUARY (GJAN)

The investment objective of the FT Cboe Vest U.S. Equity Moderate Buffer ETF -
January (the "Fund") is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR(R) S&P 500(R) ETF Trust
(the "Underlying ETF"), up to a predetermined upside cap of 15.75% while providing a buffer (before fees and expenses) against the first 15% of
Underlying ETF losses, over the period from January 23, 2023 through January 19,
2024 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that are designed to provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of a Outcome Period and/or sells Fund shares prior to the end of a
Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "GJAN."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                                                       Inception
                                                                                                       (1/20/23)
                                                                                                        2/28/23
FUND PERFORMANCE
NAV                                                                                                      0.33%
Market Price                                                                                             0.70%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                                         -0.06%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 4.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JANUARY 20, 2023 - FEBRUARY 28, 2023

             FT Cboe Vest U.S. Equity           S&P 500(R) Index
           Moderate Buffer ETF - January          Price Return
1/20/23              $10,000                        $10,000
2/28/23               10,033                          9,994


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - FEBRUARY (GFEB)

The investment objective of the FT Cboe Vest U.S. Equity Moderate Buffer ETF -
February (the "Fund") is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR(R) S&P 500(R) ETF Trust
(the "Underlying ETF"), up to a predetermined upside cap of 15.20% while providing a buffer (before fees and expenses) against the first 15% of
Underlying ETF losses, over the period from February 21, 2023 through February
16, 2024 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange Options ("FLEX
Options") that reference the price performance of the Underlying ETF. Subsequent
Outcome Periods will begin on the day the prior Outcome Period ends and will end on the approximate one-year anniversary of that new Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that are designed to provide a new cap for the new Outcome Period.
This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Outcome Period. An investor that purchases Fund shares other than on the first day of a Outcome Period and/or sells Fund shares prior to the end of a
Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "GFEB."


--------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURNS
                                                                                                       Inception
                                                                                                       (2/17/23)
                                                                                                        2/28/23
FUND PERFORMANCE
NAV                                                                                                     -1.50%
Market Price                                                                                            -1.40%

INDEX PERFORMANCE
S&P 500(R) Index - Price Return                                                                         -2.67%
--------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 4.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              FEBRUARY 17, 2023 - FEBRUARY 28, 2023

               FT Cboe Vest U.S. Equity          S&P 500(R) Index -
            Moderate Buffer ETF - February          Price Return
2/17/23                $10,000                         $10,000
2/28/23                  9,850                           9,733


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the FT Cboe Vest U.S. Equity Moderate Buffer ETF - January ("GJAN")
and the FT Cboe Vest U.S. Equity Moderate Buffer ETF - February ("GFEB") (each a
"Fund" and collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 8350 Broad Street, Suite 240,
McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $10.8 billion under management or committed to management as of February 28, 2023.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                                                          Page 5


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of FT Cboe Vest U.S. Equity Moderate Buffer ETF - January or FT
Cboe Vest U.S. Equity Moderate Buffer ETF - February (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE    JANUARY 20, 2023 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               JANUARY 20, 2023 (a)  FEBRUARY 28, 2023    IN THE PERIOD   FEBRUARY 28, 2023 (b)
-------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - JANUARY (GJAN)
Actual                                              $1,000.00           $1,003.30             0.85%                $0.93
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE    FEBRUARY 17, 2023 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               FEBRUARY 17, 2023 (a) FEBRUARY 28, 2023    IN THE PERIOD   FEBRUARY 28, 2023 (c)
-------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - FEBRUARY (GFEB)
Actual                                              $1,000.00           $  985.00             0.85%                $0.28
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                $4.26


(a)   Inception date.

(b)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January
      20, 2023 through February 28, 2023), multiplied by 40/365. Hypothetical expenses are assumed for the most recent six-month period.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (February 17, 2023 through February 28, 2023), multiplied by 12/365.
      Hypothetical expenses are assumed for the most recent six-month period.


FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - JANUARY (GJAN)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.1%

CALL OPTIONS PURCHASED -- 97.3%
         3,914  SPDR(R) S&P 500(R) ETF Trust.......................   $ 155,096,164   $      3.98     01/19/24   $  151,221,304
                (Cost $154,027,946)                                                                              --------------

PUT OPTIONS PURCHASED -- 5.8%
         3,914  SPDR(R) S&P 500(R) ETF Trust.......................     155,096,164        395.90     01/19/24        8,994,372
                (Cost $8,458,800)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     160,215,676
                (Cost $162,486,746)                                                                              --------------

WRITTEN OPTIONS -- (4.1)%

CALL OPTIONS WRITTEN -- (1.8)%
        (3,914) SPDR(R) S&P 500(R) ETF Trust.......................    (155,096,164)       458.24     01/19/24       (2,747,628)
                (Premiums received $3,895,884)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.3)%
        (3,914) SPDR(R) S&P 500(R) ETF Trust.......................    (155,096,164)       336.50     01/19/24       (3,600,880)
                (Premiums received $3,509,149)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (6,348,508)
                (Premiums received $7,405,033)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- 1.0%.......................................................       1,630,764
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  155,497,932
                                                                                                                 ==============



---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Purchased Options                                103.1%
Written Options                                   (4.1)
Net Other Assets and Liabilities                   1.0
                                                -------
   Total                                         100.0%
                                                =======


                        See Notes to Financial Statements                 Page 7


FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - JANUARY (GJAN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Purchased.............................      $  151,221,304    $           --    $  151,221,304    $           --
Put Options Purchased..............................           8,994,372                --         8,994,372                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  160,215,676    $           --    $  160,215,676    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (2,747,628)   $           --    $   (2,747,628)   $           --
Put Options Written................................          (3,600,880)               --        (3,600,880)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (6,348,508)   $           --    $   (6,348,508)   $           --
                                                         ==============    ==============    ==============    ==============


Page 8                  See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - FEBRUARY (GFEB)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  NUMBER OF                                                             NOTIONAL       EXERCISE     EXPIRATION
  CONTRACTS                         DESCRIPTION                          AMOUNT          PRICE         DATE          VALUE
--------------  ---------------------------------------------------   -------------   -----------   -----------  --------------
PURCHASED OPTIONS -- 103.2%

CALL OPTIONS PURCHASED -- 96.3%
         2,628  SPDR(R) S&P 500(R) ETF Trust.......................   $ 104,137,128   $      4.09     02/16/24   $  101,524,896
                (Cost $101,997,372)                                                                              --------------

PUT OPTIONS PURCHASED -- 6.9%
         2,628  SPDR(R) S&P 500(R) ETF Trust.......................     104,137,128        407.28     02/16/24        7,242,768
                (Cost $7,328,226)                                                                                --------------

                TOTAL PURCHASED OPTIONS........................................................................     108,767,664
                (Cost $109,325,598)                                                                              --------------

WRITTEN OPTIONS -- (4.3)%

CALL OPTIONS WRITTEN -- (1.4)%
        (2,628) SPDR(R) S&P 500(R) ETF Trust.......................    (104,137,128)       469.17     02/16/24       (1,534,752)
                (Premiums received $1,838,415)                                                                   --------------

PUT OPTIONS WRITTEN -- (2.9)%
        (2,628) SPDR(R) S&P 500(R) ETF Trust.......................    (104,137,128)       346.17     02/16/24       (3,024,828)
                (Premiums received $3,107,892)                                                                   --------------

                TOTAL WRITTEN OPTIONS..........................................................................      (4,559,580)
                (Premiums received $4,946,307)                                                                   --------------

                NET OTHER ASSETS AND LIABILITIES -- 1.1%.......................................................       1,189,891
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  105,397,975
                                                                                                                 ==============



---------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
---------------------------------------------------------
Purchased Options                                103.2%
Written Options                                   (4.3)
Net Other Assets and Liabilities                   1.1
                                                -------
   Total                                         100.0%
                                                =======


                        See Notes to Financial Statements                 Page 9


FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - FEBRUARY (GFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                        ASSETS TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Purchased.............................      $  101,524,896    $           --    $  101,524,896    $           --
Put Options Purchased..............................           7,242,768                --         7,242,768                --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $  108,767,664    $           --    $  108,767,664    $           --
                                                         ==============    ==============    ==============    ==============

                                                      LIABILITIES TABLE
                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                           VALUE AT            QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Call Options Written...............................      $   (1,534,752)   $           --    $   (1,534,752)   $           --
Put Options Written................................          (3,024,828)               --        (3,024,828)               --
                                                         --------------    --------------    --------------    --------------
Total..............................................      $   (4,559,580)   $           --    $   (4,559,580)   $           --
                                                         ==============    ==============    ==============    ==============


Page 10                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                          FT CBOE VEST      FT CBOE VEST
                                                           U.S. EQUITY       U.S. EQUITY
                                                         MODERATE BUFFER   MODERATE BUFFER
                                                          ETF - JANUARY    ETF - FEBRUARY
                                                             (GJAN)            (GFEB)
                                                         --------------    --------------
ASSETS:
Options contracts purchased, at value.................   $  160,215,676    $  108,767,664
Cash..................................................        1,553,701         1,101,760
Receivables:
   Capital shares sold................................       15,098,860         8,663,968
   Investment securities sold.........................          615,368           374,196
                                                         --------------    --------------
   Total Assets.......................................      177,483,605       118,907,588
                                                         --------------    --------------

LIABILITIES:
Options contracts written, at value...................        6,348,508         4,559,580
Payables:
   Investment securities purchased....................       15,555,908         8,940,369
   Investment advisory fees...........................           81,257             9,664
                                                         --------------    --------------
   Total Liabilities..................................       21,985,673        13,509,613
                                                         --------------    --------------
NET ASSETS............................................   $  155,497,932    $  105,397,975
                                                         ==============    ==============

NET ASSETS CONSIST OF:
Paid-in capital.......................................   $  156,751,982    $  105,542,346
Par value.............................................           51,500            36,500
Accumulated distributable earnings (loss).............       (1,305,550)         (180,871)
                                                         --------------    --------------
NET ASSETS............................................   $  155,497,932    $  105,397,975
                                                         ==============    ==============
NET ASSET VALUE, per share............................   $        30.19    $        28.88
                                                         ==============    ==============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)......        5,150,002         3,650,002
                                                         ==============    ==============
Premiums paid on options contracts purchased..........   $  162,486,746    $  109,325,598
                                                         ==============    ==============
Premiums received on options contracts written........   $    7,405,033    $    4,946,307
                                                         ==============    ==============


                        See Notes to Financial Statements                Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                          FT CBOE VEST      FT CBOE VEST
                                                           U.S. EQUITY       U.S. EQUITY
                                                         MODERATE BUFFER   MODERATE BUFFER
                                                          ETF - JANUARY    ETF - FEBRUARY
                                                           (GJAN) (a)        (GFEB) (b)
                                                         --------------    --------------
INVESTMENT INCOME:
   Total investment income............................   $           --    $           --
                                                         --------------    --------------

EXPENSES:
Investment advisory fees..............................           92,687             9,664
                                                         --------------    --------------
   Total expenses.....................................           92,687             9,664
                                                         --------------    --------------
NET INVESTMENT INCOME (LOSS)..........................          (92,687)           (9,664)
                                                         --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts........................           28,444                --
   Written options contracts..........................          (26,762)               --
                                                         --------------    --------------
Net realized gain (loss)..............................            1,682                --
                                                         --------------    --------------
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts........................       (2,271,070)         (557,934)
   Written options contracts..........................        1,056,525           386,727
                                                         --------------    --------------
Net change in unrealized appreciation (depreciation)..       (1,214,545)         (171,207)
                                                         --------------    --------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)........................................       (1,212,863)         (171,207)
                                                         --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..........................   $   (1,305,550)   $     (180,871)
                                                         ==============    ==============


(a)   Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                          FT CBOE VEST      FT CBOE VEST
                                                          U.S. EQUITY       U.S. EQUITY
                                                         MODERATE BUFFER   MODERATE BUFFER
                                                         ETF - JANUARY     ETF - FEBRUARY
                                                             (GJAN)            (GFEB)
                                                         --------------    --------------
                                                          PERIOD ENDED      PERIOD ENDED
                                                         2/28/2023 (a)     2/28/2023 (b)
                                                          (UNAUDITED)       (UNAUDITED)
                                                         --------------    --------------
OPERATIONS:
Net investment income (loss)..........................   $      (92,687)   $       (9,664)
Net realized gain (loss)..............................            1,682                --
Net change in unrealized appreciation
   (depreciation).....................................       (1,214,545)         (171,207)
                                                         --------------    --------------
Net increase (decrease) in net assets resulting
   from operations....................................       (1,305,550)         (180,871)
                                                         --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................      162,155,722       105,578,846
Cost of shares redeemed...............................       (5,352,240)               --
                                                         --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions......................      156,803,482       105,578,846
                                                         --------------    --------------
Total increase (decrease) in net assets...............      155,497,932       105,397,975

NET ASSETS:
Beginning of period...................................               --                --
                                                         --------------    --------------
End of period.........................................   $  155,497,932    $  105,397,975
                                                         ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............               --                --
Shares sold...........................................        5,325,002         3,650,002
Shares redeemed.......................................         (175,000)               --
                                                         --------------    --------------
Shares outstanding, end of period.....................        5,150,002         3,650,002
                                                         ==============    ==============


(a)   Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - JANUARY (GJAN)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2023 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   30.09
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.02)
Net realized and unrealized gain (loss)........................          0.12 (b)
                                                                    ---------
Total from investment operations...............................          0.10
                                                                    ---------
Net asset value, end of period.................................     $   30.19
                                                                    =========
TOTAL RETURN (c)...............................................          0.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 155,498
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)
Ratio of net investment income (loss) to average net assets....         (0.85)% (d)
Portfolio turnover rate (e)....................................             0%


FT CBOE VEST U.S. EQUITY MODERATE BUFFER ETF - FEBRUARY (GFEB)

                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2023 (f)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   29.32
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.00) (g)
Net realized and unrealized gain (loss)........................         (0.44)
                                                                    ---------
Total from investment operations...............................         (0.44)
                                                                    ---------
Net asset value, end of period.................................     $   28.88
                                                                    =========
TOTAL RETURN (c)...............................................         (1.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 105,398
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)
Ratio of net investment income (loss) to average net assets....         (0.85)% (d)
Portfolio turnover rate (e)....................................             0%


(a)   Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

(f)   Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(g)   Amount is less than $0.01.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the two funds (each a "Fund" and collectively, "the Funds") listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange,
Inc. ("Cboe BZX").

    FT Cboe Vest U.S. Equity Moderate Buffer ETF - January - (ticker "GJAN")(1)
    FT Cboe Vest U.S. Equity Moderate Buffer ETF - February - (ticker "GFEB")(2)

      (1)   Commenced investment operations on January 20, 2023.
      (2)   Commenced investment operations on February 17, 2023.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of GJAN is to seek to provide investors with returns
(before fees and expenses) that match the price return of the SPDR(R) S&P 500(R)
ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 15.75%
while providing a buffer (before fees and expenses) against the first 15% of
Underlying ETF losses, over the period from January 23, 2023 through January 29,
2024.

The investment objective of GFEB is to seek to provide investors with returns
(before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.20% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from February 21, 2023 through February 16, 2024.

Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules there under. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are valued at the mean of their most

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

      recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a
      FLEX Option contract occurs, the trade price will be used to value such
      FLEX Option contracts in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq")and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

       2)   the type of security;

       3)   the size of the holding;

       4)   the initial cost of the security;

       5)   transactions in comparable securities;

       6)   price quotes from dealers and/or third-party pricing services;

       7)   relationships among various securities;

       8)   information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       9)   an analysis of the issuer's financial statements;

      10)   the existence of merger proposals or tender offers that might affect the value of the security; and

      11)   other relevant factors.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the
Underlying ETF will give each Fund the right to receive or deliver shares of the
Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2023 are FLEX Options.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                                                     Net
                                                                                  Gross            Gross          Unrealized
                                                                               Unrealized        Unrealized      Appreciation
                                                                Tax Cost      Appreciation     (Depreciation)   (Depreciation)
                                                             --------------   --------------   --------------   --------------
FT Cboe Vest U.S. Equity Moderate Buffer ETF - January       $  155,081,713   $    1,683,828   $   (2,898,373)  $   (1,214,545)
FT Cboe Vest U.S. Equity Moderate Buffer ETF - February         104,379,291          386,727         (557,934)        (171,207)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of each Fund's average daily net assets. The annual unitary management fee payable by each Fund for these services will be reduced at certain levels of each Fund's net assets
("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                 0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion         0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion         0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion        0.78625%
Fund net assets greater than $10 billion                                         0.76500%


First Trust and Cboe Vest(SM) Financial LLC ("Cboe Vest"), an affiliate of First
Trust, are responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management
Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the
Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the
Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor, after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor's management fee)
paid to Cboe Vest will be reduced to reflect the reduction in the Advisor's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2023, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions.
Each Fund holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the fiscal period ended February 28, 2023, the Funds had no in-kind transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                      ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                          -----------------------------------------   -----------------------------------------
DERIVATIVES                                STATEMENTS OF ASSETS AND                    STATEMENTS OF ASSETS AND
INSTRUMENT             RISK EXPOSURE         LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------   ------------------   --------------------------   ------------   --------------------------   ------------
GJAN
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value          $160,215,676   written, at value            $  6,348,508

GFEB
                                          Options contracts                           Options contracts
Options              Equity Risk          purchased, at value           108,767,664   written, at value               4,559,580


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended February 28, 2023, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                       EQUITY RISK
                                                -------------------------
STATEMENTS OF OPERATIONS LOCATION                   GJAN         GFEB
-------------------------------------           -------------------------
Net realized gain (loss) on:
   Purchased options contracts                  $     28,444  $        --
   Written options contracts                         (26,762)          --
Net change in unrealized appreciation
   (depreciation) on:
   Purchased options contracts                    (2,271,070)    (557,934)
   Written options contracts                       1,056,525      386,727


The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the fiscal period ended February
28, 2023, on each Fund's options contracts.


                                                  PREMIUMS FOR                           PREMIUMS FOR
                              PREMIUMS FOR          PURCHASED                           WRITTEN OPTIONS
                                PURCHASED       OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                            OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                 OPENED            AND EXPIRED      CONTRACTS OPENED        EXPIRED
                            ----------------------------------------------------------------------------
          GJAN              $  168,028,534      $    5,541,788      $    7,654,858     $      249,825
          GFEB                 109,325,598                  --           4,946,307                 --


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 12, 2025 for
GJAN and February 10, 2025 for GFEB.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.

                                                                         Page 23

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

                                   DISCLAIMER

The Funds are not sponsored, endorsed, sold or promoted by SPDR(R) S&P 500(R)
ETF Trust, PDR, or Standard & Poor's(R) (together with their affiliates hereinafter referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the
Funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR(R) S&P 500(R) ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the
Funds or the FLEX Options.

          NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                 ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
                       INVESTMENT SUB-ADVISORY AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and
Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        FT Cboe Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
        FT Cboe Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on December 12, 2022. The Board determined for each Fund that the
Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 12, 2022 meeting, the Board also received a presentation from representatives of the
Sub-Advisor discussing the services that the Sub-Advisor will provide to the
Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style.
The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First
Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted
that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the
Advisor and the Sub-Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each
Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the
Board noted that the unitary fee rate for each Fund was above the median total
(net) expense ratio of the peer funds in its Expense Group. With respect to the
Expense Groups, the Board discussed with representatives of the Advisor how the
Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the
Advisor's statement that the Funds will be unique to the market and the First
Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest
U.S. Equity Buffer ETF and FT Cboe Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The
Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the
Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the
Sub-Advisor would be paid by the Advisor from each Fund's unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund's unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm's length negotiation.
The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory
Agreement. The Board considered the Advisor's estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor's estimate of the profitability of the
Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of

                                                                         Page 25

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the
Board's analysis.

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest(SM) Financial LLC
8350 Broad Street, Suite 240
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust Income Opportunities ETF (FCEF)

        First Trust Flexible Municipal High Income ETF (MFLX)

        First Trust Low Duration Strategic Focus ETF (LDSF)

        First Trust Active Factor Large Cap ETF (AFLG)

        First Trust Active Factor Mid Cap ETF (AFMC)

        First Trust Active Factor Small Cap ETF (AFSM)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter...........................................................  2
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmark(s).

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST INCOME OPPORTUNITIES ETF (FCEF)

The First Trust Income Opportunities ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of closed-end investment companies and exchange-traded funds that are listed and traded in the United States on registered exchanges. The Fund may invest in closed-end funds and/or ETFs that utilize leverage. The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market
LLC under the ticker symbol "FCEF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (9/27/16)   5 Years Ended   Inception (9/27/16)
                              2/28/23         2/28/23         2/28/23          to 2/28/23           2/28/23          to 2/28/23
FUND PERFORMANCE
NAV                            -0.36%          -7.59%          4.11%              5.56%             22.32%              41.55%
Market Price                   -0.36%          -7.64%          4.11%              5.56%             22.32%              41.54%

INDEX PERFORMANCE
Russell 3000(R) Index           1.51%          -8.07%          9.42%             11.54%             56.88%             101.63%
Blended Benchmark (1)           0.45%          -6.98%          3.73%              5.03%             20.12%              37.05%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

-----------------------------
(1)   A blended benchmark (the "Blended Benchmark") comprised 60% of the First
      Trust Equity Closed-End Fund Total Return Index, a cap-weighted index
      (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed
      Income Closed-End Fund Total Return Index, a cap-weighted index (based on
      NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INCOME OPPORTUNITIES ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
TOP TEN HOLDINGS                            INVESTMENTS
----------------------------------------------------------
Eaton Vance Tax-Advantaged Global Dividend
   Income Fund                                   4.5%
Ares Dynamic Credit Allocation Fund, Inc.        3.9
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                   3.6
Tekla Healthcare Investors                       3.6
John Hancock Tax-Advantaged Dividend
   Income Fund                                   3.6
Tekla Healthcare Opportunities Fund              3.5
Cohen & Steers REIT and Preferred and
   Income Fund, Inc.                             3.5
Gabelli Dividend & Income Trust (The)            3.4
Source Capital, Inc.                             3.4
Eaton Vance Tax-Advantaged Global Dividend
   Opportunities Fund                            3.4
                                              --------
   Total                                        36.4%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
WORLD REGIONS                               INVESTMENTS
----------------------------------------------------------
North America                                   81.4%
Europe                                          13.3
Asia                                             5.3
                                              --------
   Total                                       100.0%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
MARKET CAPITALIZATION                       INVESTMENTS
----------------------------------------------------------
Mega                                            24.8%
Large                                           36.7
Mid                                             27.8
Small                                            7.6
Micro                                            3.1
                                              --------
   Total                                       100.0%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
CREDIT QUALITY(2)                           INVESTMENTS
----------------------------------------------------------
AAA                                              5.5%
AA                                               0.2
A                                                1.9
BBB                                             17.8
BB                                              28.6
B                                               31.6
CCC-D                                            8.5
NR                                               5.9
                                              --------
   Total                                       100.0%
                                              ========


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   SEPTEMBER 27, 2016 - FEBRUARY 28, 2023

            First Trust Income       Russell 3000(R)        Blended
            Opportunities ETF             Index            Benchmark
9/28/16          $10,000                 $10,000            $10,000
2/28/17           10,698                  11,058             10,693
8/31/17           11,348                  11,637             11,267
2/28/18           11,572                  12,853             11,410
8/31/18           12,267                  13,993             12,041
2/28/19           12,044                  13,502             11,833
8/31/19           12,658                  14,177             12,452
2/29/20           12,451                  14,434             12,117
8/31/20           12,401                  17,216             12,258
2/28/21           14,636                  19,532             14,085
8/31/21           16,638                  22,903             15,935
2/28/22           15,317                  21,932             14,733
8/31/22           14,205                  19,862             13,645
2/28/23           14,155                  20,162             13,705


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
(2)   The ratings are provided by Morningstar except where otherwise indicated.
      A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX)

The First Trust Flexible Municipal High Income ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund may invest in municipal debt securities of any duration, maturity or credit quality, but will focus on longer duration, higher yielding municipal debt securities, including municipal debt securities that are rated below investment grade or unrated and determined by the Fund's investment advisor, to be of comparable quality, also known as "junk"
bonds. In addition, the Fund may invest up to 10% of its net assets in closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund is classified as "diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq
Stock Market LLC under the ticker symbol "MFLX."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                          CUMULATIVE
                                                                      TOTAL RETURNS                         TOTAL RETURNS
                           6 Months Ended   1 Year Ended   5 Years Ended   Inception (9/27/16)   5 Years Ended   Inception (9/27/16)
                              2/28/23         2/28/23         2/28/23          to 2/28/23           2/28/23          to 2/28/23
FUND PERFORMANCE
NAV                            -0.54%          -9.97%          1.82%              0.47%              9.44%              3.04%
Market Price                   -0.35%         -10.17%          1.76%              0.44%              9.13%              2.85%

INDEX PERFORMANCE
Bloomberg Municipal
   Long Bond (22+)
   Index(1)                     0.03%         -10.94%          1.18%              0.96%              6.04%              6.32%
Blended Benchmark(2)           -0.55%          -7.23%          2.38%              2.04%             12.50%             13.83%
Bloomberg Municipal Bond
   Index                        0.66%          -5.10%          1.66%              1.30%              8.59%              8.62%
First Trust Municipal
   Closed-End Fund Index(3)    -5.49%         -16.18%          1.06%             -0.15%              5.40%             -0.94%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

-----------------------------
(1)   The Bloomberg Municipal Long Bond (22+) Index serves as the Fund's new primary benchmark index. The Fund's investment advisor has determined that the Bloomberg Municipal Long Bond (22+) Index provides a more appropriate comparison to Fund returns.

(2)   The Blended Benchmark returns are a 50/50 split between the Bloomberg
      Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

(3)   The First Trust Municipal Closed-End Fund Index is a cap-weighted index
      (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. The Fund's investment advisor has determined that the First Trust Municipal Closed-End Fund Index no longer serves as an appropriate comparison to Fund returns, and therefore, intends to remove it as a benchmark index for the Fund.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX) (CONTINUED)

----------------------------------------------------------
                                                % OF
FUND ALLOCATION                              NET ASSETS
----------------------------------------------------------
Municipal Bonds                                 91.2%
Closed-End Funds                                 4.2
Net Other Assets and Liabilities(4)              4.6
                                              --------
   Total                                       100.0%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                            INVESTMENTS
CREDIT QUALITY(5)                         (INCLUDING CASH)
----------------------------------------------------------
AAA                                              0.3%
AA                                              10.8
A                                               31.9
BBB                                             13.4
BB                                               7.3
B                                                3.4
CCC-D                                            0.0*
NR                                              29.5
Cash                                             3.4
                                              --------
   Total                                       100.0%
                                              ========

* Amount is less than 0.1%.


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         SEPTEMBER 27, 2016 - FEBRUARY 28, 2023

            First Trust Flexible        Bloomberg                       Bloomberg       First Trust Municipal
               Municipal High         Municipal Long       Blended      Municipal            Closed-End
                 Income ETF          Bond (22+) Index     Benchmark     Bond Index           Fund Index
9/28/16           $10,000                $10,000           $10,000       $10,000               $10,000
2/28/17             9,433                  9,614             9,765         9,758                 9,359
8/31/17             9,919                 10,105            10,161        10,128                 9,978
2/28/18             9,415                 10,027            10,118        10,003                 9,399
8/31/18             9,613                 10,235            10,497        10,178                 9,693
2/28/19             9,889                 10,235            10,679        10,416                10,017
8/31/19            10,858                 11,375            11,470        11,066                11,182
2/29/20            11,086                 11,875            11,950        11,402                11,415
8/31/20            10,977                 11,722            11,722        11,424                11,273
2/28/21            11,636                 11,884            12,102        11,522                11,971
8/31/21            12,775                 12,372            12,625        11,813                13,231
2/28/22            11,446                 11,939            12,270        11,448                11,818
8/31/22            10,360                 10,629            11,445        10,791                10,482
2/28/23            10,304                 10,632            11,383        10,862                 9,907


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
(4)   Includes variation margin on futures contracts.

(5)   This represents the municipal and closed-end fund holdings in the Fund.
      The ratings for the Municipal Bond portion of the Fund are by S&P Global
      Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one
      NRSRO and the ratings are not equivalent, the highest ratings are used.
      The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as
"diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended    1 Year Ended    Inception (1/3/19)    Inception (1/3/19)
                                                            2/28/23          2/28/23           to 2/28/23            to 2/28/23
FUND PERFORMANCE
NAV                                                          -0.10%           -3.45%              0.69%                 2.88%
Market Price                                                 -0.05%           -3.45%              0.69%                 2.88%

INDEX PERFORMANCE
Blended Benchmark(1)                                         -0.02%           -4.23%              1.29%                 5.46%
Bloomberg 1-5 Year Government/Credit Index                   -0.63%           -4.00%              0.61%                 2.56%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                                % OF
FUND ALLOCATION                              NET ASSETS
----------------------------------------------------------
Exchange-Traded Funds                           99.9%
Money Market Funds                               0.1
Net Other Assets and Liabilities                 0.0*
                                              --------
   Total                                       100.0%
                                              ========

* Amount is less than 0.1%.

-----------------------------
(1)   The Blended Benchmark consists of the following two indexes: 80% of the
      Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index
      which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a
      80-20 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)


                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JANUARY 3, 2019 - FEBRUARY 28, 2023

            First Trust Low Duration        Blended          Bloomberg 1-5 Year
              Strategic Focus ETF          Benchmark       Government/Credit Index
1/3/19              $10,000                 $10,000                $10,000
2/28/19              10,210                  10,151                 10,037
8/31/19              10,453                  10,564                 10,433
2/29/20              10,648                  10,789                 10,676
8/31/20              10,672                  11,059                 10,926
2/28/21              10,781                  11,190                 10,924
8/31/21              10,839                  11,309                 10,962
2/28/22              10,655                  11,012                 10,683
8/31/22              10,299                  10,547                 10,321
2/28/23              10,288                  10,546                 10,256


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

The First Trust Active Factor Large Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The
Fund is classified as "diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc.
under the ticker symbol "AFLG."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended    1 Year Ended    Inception (12/3/19)   Inception (12/3/19)
                                                            2/28/23          2/28/23           to 2/28/23            to 2/28/23
FUND PERFORMANCE
NAV                                                          2.23%            -6.32%              7.06%                24.71%
Market Price                                                 2.19%            -6.51%              7.01%                24.55%

INDEX PERFORMANCE
S&P 500(R) Index                                             1.26%            -7.69%              9.80%                35.35%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
SECTOR CLASSIFICATION                       INVESTMENTS
----------------------------------------------------------
Information Technology                          26.7%
Health Care                                     13.3
Industrials                                     10.8
Financials                                      10.6
Consumer Discretionary                          10.3
Materials                                        5.4
Communication Services                           5.4
Energy                                           5.1
Consumer Staples                                 4.6
Utilities                                        4.0
Real Estate                                      3.8
                                              --------
   Total                                       100.0%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
TOP TEN HOLDINGS                            INVESTMENTS
----------------------------------------------------------
Apple, Inc.                                      5.6%
Microsoft Corp.                                  3.6
Exxon Mobil Corp.                                2.2
NVR, Inc.                                        1.3
Alphabet, Inc., Class A                          1.1
Gilead Sciences, Inc.                            1.1
Broadcom, Inc.                                   1.0
Cisco Systems, Inc.                              1.0
Nucor Corp.                                      1.0
Consolidated Edison, Inc.                        0.9
                                              --------
   Total                                        18.8%
                                              ========

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 3, 2019 - FEBRUARY 28, 2023

             First Trust Active        S&P 500(R)
            Factor Large Cap ETF         Index
12/3/19           $10,000               $10,000
2/29/20             9,344                 9,595
8/31/20            10,667                11,479
2/28/21            11,677                12,597
8/31/21            13,733                15,058
2/28/22            13,311                14,663
8/31/22            12,198                13,367
2/28/23            12,471                13,535


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

The First Trust Active Factor Mid Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum;
(iii) quality; and (iv) low volatility. The Fund is classified as "diversified"
under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol "AFMC."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended    1 Year Ended    Inception (12/3/19)   Inception (12/3/19)
                                                            2/28/23          2/28/23           to 2/28/23            to 2/28/23
FUND PERFORMANCE
NAV                                                          8.10%            -2.24%              6.93%                24.22%
Market Price                                                 8.15%            -2.08%              6.94%                24.27%

INDEX PERFORMANCE
S&P MidCap 400(R) Index                                      7.89%            -0.62%             10.39%                37.71%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
SECTOR CLASSIFICATION                       INVESTMENTS
----------------------------------------------------------
Industrials                                     20.3%
Information Technology                          15.6
Financials                                      13.6
Consumer Discretionary                          13.1
Health Care                                     11.1
Materials                                        7.7
Real Estate                                      7.0
Consumer Staples                                 3.0
Utilities                                        3.0
Energy                                           2.9
Communication Services                           2.7
                                              --------
   Total                                       100.0%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
TOP TEN HOLDINGS                            INVESTMENTS
----------------------------------------------------------
Steel Dynamics, Inc.                             2.1%
Reliance Steel & Aluminum Co.                    1.9
Builders FirstSource, Inc.                       1.5
AutoNation, Inc.                                 1.3
Dick's Sporting Goods, Inc.                      1.1
Taylor Morrison Home Corp.                       0.9
EMCOR Group, Inc.                                0.9
Bank OZK                                         0.9
Cirrus Logic, Inc.                               0.9
PulteGroup, Inc.                                 0.9
                                              --------
   Total                                        12.4%
                                              ========

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 3, 2019 - FEBRUARY 28, 2023

            First Trust Active        S&P MidCap
            Factor Mid Cap ETF       400(R) Index
12/3/19          $10,000               $10,000
2/29/20            9,126                 9,181
8/31/20            9,314                 9,838
2/28/21           11,858                12,834
8/31/21           13,367                14,242
2/28/22           12,705                13,857
8/31/22           11,491                12,764
2/28/23           12,422                13,771


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

The First Trust Active Factor Small Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies. The Fund defines small capitalization companies as those that, at the time of investment, have a market capitalization between a minimum of $250 million and the maximum market capitalization of a widely recognized index of small capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The
Fund is classified as "diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc.
under the ticker symbol "AFSM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             AVERAGE ANNUAL          CUMULATIVE
                                                                                              TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended    1 Year Ended    Inception (12/3/19)   Inception (12/3/19)
                                                            2/28/23          2/28/23           to 2/28/23            to 2/28/23
FUND PERFORMANCE
NAV                                                          7.19%            -3.44%              7.21%                25.30%
Market Price                                                 7.10%            -3.52%              7.17%                25.15%

INDEX PERFORMANCE
Russell 2000(R) Index                                        3.63%            -6.02%              6.68%                23.30%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 15.)

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
SECTOR CLASSIFICATION                       INVESTMENTS
----------------------------------------------------------
Health Care                                     16.9%
Industrials                                     16.4
Financials                                      14.9
Information Technology                          13.4
Consumer Discretionary                          13.1
Energy                                           7.3
Consumer Staples                                 5.2
Real Estate                                      5.1
Materials                                        4.1
Communication Services                           1.9
Utilities                                        1.7
                                              --------
   Total                                       100.0%
                                              ========

----------------------------------------------------------
                                             % OF TOTAL
                                             LONG-TERM
TOP TEN HOLDINGS                            INVESTMENTS
----------------------------------------------------------
Encore Wire Corp.                                1.3%
Atkore, Inc.                                     1.1
elf Beauty, Inc.                                 1.1
Axcelis Technologies, Inc.                       1.0
Mueller Industries, Inc.                         1.0
Otter Tail Corp.                                 0.9
ArcBest Corp.                                    0.9
Sanmina Corp.                                    0.9
Arch Resources, Inc.                             0.9
Amphastar Pharmaceuticals, Inc.                  0.8
                                              --------
   Total                                         9.9%
                                              ========

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 3, 2019 - FEBRUARY 28, 2023

             First Trust Active        Russell 2000(R)
            Factor Small Cap ETF            Index
12/3/19           $10,000                  $10,000
2/29/20             8,981                    9,244
8/31/20             9,297                    9,851
2/28/21            12,461                   13,958
8/31/21            13,518                   14,489
2/28/22            12,977                   13,118
8/31/22            11,690                   11,898
2/28/23            12,530                   12,330


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                         Page 15


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Income Opportunities ETF (the "Fund"), and is
responsible for the selection and ongoing monitoring of the securities in the
Fund's portfolio and certain other services necessary for the management of the portfolio.

PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, is the Fund's portfolio manager and has responsibility for the day-to-day management of the Fund's investment portfolio. Mr. Fincher has nearly 30 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual
Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by
financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust serves as the investment advisor to the First Trust Flexible
Municipal High Income ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The following persons serve as portfolio managers of the Fund.

JOHNATHAN N. WILHELM, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
   FIRST TRUST
KEN FINCHER, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF FIRST TRUST
TOM BYRON, SENIOR VICE PRESIDENT AND SENIOR PORTFOLIO MANAGER OF
   FIRST TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Ken Fincher has served as part of the portfolio management team of the Fund since 2016 and Johnathan Wilhelm and Tom Byron have each served as part of the portfolio management team of the Fund since 2022.

                                                                         Page 17


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust serves as the investment advisor to the First Trust Low Duration
Strategic Focus ETF (the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The Fund's portfolio is managed by a team of portfolio managers consisting of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST
STEVE COLLINS, VICE PRESIDENT OF FIRST TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since 2019.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust serves as the investment advisor to the First Trust Active Factor
Large Cap ETF ("AFLG"), the First Trust Active Factor Mid Cap ETF ("AFMC"), and
the First Trust Active Factor Small Cap ETF ("AFSM") (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios, managing the
Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

                           PORTFOLIO MANAGEMENT TEAM

Each Fund's portfolio is managed by a team (the "Investment Committee")
consisting of:

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST .
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS BUSH, VICE PRESIDENT OF FIRST TRUST
ERIK RUSSO, VICE PRESIDENT OF FIRST TRUST

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds. Each Investment Committee member has served as a part of the portfolio management team of the Funds since 2019, except for
Chris Bush, who has served as a part of the portfolio management team since
2021, and Erik Russo, who has served as a member of the portfolio management team since 2022.

                                                                         Page 19


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of First Trust Income Opportunities ETF, First Trust Flexible
Municipal High Income ETF, First Trust Low Duration Strategic Focus ETF, First
Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF or
First Trust Active Factor Small Cap ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                              ANNUALIZED
                                                                                             EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING              ENDING           BASED ON THE       DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                 SEPTEMBER 1, 2022     FEBRUARY 28, 2023        PERIOD          PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INCOME OPPORTUNITIES ETF (FCEF) (b)
Actual                                               $1,000.00             $  996.40             0.85%             $4.21
Hypothetical (5% return before expenses)             $1,000.00             $1,020.58             0.85%             $4.26

FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX) (b) (c)
Actual                                               $1,000.00             $  994.60             0.55%             $2.72
Hypothetical (5% return before expenses)             $1,000.00             $1,022.07             0.55%             $2.76

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (b)
Actual                                               $1,000.00             $  999.00             0.20%             $0.99
Hypothetical (5% return before expenses)             $1,000.00             $1,023.80             0.20%             $1.00

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
Actual                                               $1,000.00             $1,022.30             0.55%             $2.76
Hypothetical (5% return before expenses)             $1,000.00             $1,022.07             0.55%             $2.76

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
Actual                                               $1,000.00             $1,081.00             0.65%             $3.35
Hypothetical (5% return before expenses)             $1,000.00             $1,021.57             0.65%             $3.26

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (b)
Actual                                               $1,000.00             $1,071.90             0.75%             $3.85
Hypothetical (5% return before expenses)             $1,000.00             $1,021.08             0.75%             $3.76


(a)  Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September 1,
     2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

(b)  Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests, or the underlying securities in which the Fund invests.

(c)  MFLX expense ratios reflect an expense waiver. See Note 3 in the Notes to
     Financial Statements.


FIRST TRUST INCOME OPPORTUNITIES ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 90.4%
               CAPITAL MARKETS -- 90.4%
       19,145  abrdn Global Infrastructure
                  Income Fund                           $     337,335
       21,530  Adams Natural Resources Fund,
                  Inc.                                        458,158
       14,854  Angel Oak Financial Strategies
                  Income Term Trust                           193,102
       17,939  Apollo Tactical Income Fund, Inc.              229,799
       78,805  Ares Dynamic Credit Allocation
                  Fund, Inc.                                  998,459
        5,423  Barings Global Short Duration
                  High Yield Fund                              73,699
       12,681  BlackRock Health Sciences
                  Trust II                                    201,755
       13,625  BlackRock Multi-Sector Income
                  Trust                                       205,465
       19,940  BlackRock Resources &
                  Commodities Strategy Trust                  199,599
       19,147  BlackRock Science & Technology
                  Trust                                       602,173
        2,990  BlackRock Utilities Infrastructure
                  & Power Opportunities Trust                  66,797
       57,584  Blackstone Strategic Credit Fund               639,182
       15,086  Central Securities Corp.                       532,715
       25,082  Cohen & Steers Infrastructure
                  Fund, Inc.                                  613,506
       41,794  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.             887,287
       28,260  DoubleLine Income Solutions
                  Fund                                        345,055
       38,493  Eaton Vance Short Duration
                  Diversified Income Fund                     408,796
       39,510  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                        919,003
       71,391  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,133,689
       39,308  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        858,880
       70,179  FS Credit Opportunities Corp.                  321,420
       41,014  Gabelli Dividend & Income Trust
                  (The)                                       876,879
       16,068  General American Investors Co.,
                  Inc.                                        615,886
       39,204  John Hancock Tax-Advantaged
                  Dividend Income Fund                        905,220
       15,246  Kayne Anderson Energy
                  Infrastructure Fund                         135,842
       28,185  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     649,664
       39,308  MainStay CBRE Global
                  Infrastructure Megatrends Fund              560,532
        6,074  Nuveen Corporate Income 2023
                  Target Term Fund                             56,245
      132,570  Nuveen Credit Strategies Income
                  Fund                                        706,598

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       57,537  Nuveen Floating Rate Income
                  Fund                                  $     487,914
        8,180  Nuveen Mortgage and Income
                  Fund                                        135,461
       77,201  Nuveen Preferred & Income
                  Opportunities Fund                          572,831
       31,787  Nuveen Real Asset Income and
                  Growth Fund                                 383,987
       25,632  Nuveen Variable Rate Preferred
                  & Income Fund                               460,607
       59,580  PGIM Global High Yield Fund,
                  Inc.                                        691,128
        4,470  PIMCO Access Income Fund                        68,436
       43,702  PIMCO Dynamic Income
                  Opportunities Fund                          599,591
       17,117  PIMCO Energy & Tactical Credit
                  Opportunities Fund                          262,917
       36,911  Principal Real Estate Income
                  Fund                                        408,605
       11,295  Reaves Utility Income Fund                     317,277
       14,965  Royce Micro-Cap Trust, Inc.                    140,222
       35,977  Royce Value Trust, Inc.                        514,471
       22,858  Source Capital, Inc.                           869,747
       50,766  Tekla Healthcare Investors                     912,773
       47,782  Tekla Healthcare Opportunities
                  Fund                                        899,735
       17,714  Tekla Life Sciences Investors                  247,287
        5,073  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                    65,949
       28,859  Tri-Continental Corp.                          777,462
       12,284  Virtus Equity & Convertible
                  Income Fund                                 241,503
       47,530  Western Asset High Income
                  Opportunity Fund, Inc.                      192,021
       33,037  Western Asset Inflation-Linked
                  Opportunities & Income Fund                 300,967
        4,074  Western Asset Investment Grade
                  Defined Opportunity Trust, Inc.              67,425
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 90.4%                                 24,351,056
               (Cost $27,816,335)                       -------------

               EXCHANGE-TRADED FUNDS -- 4.2%
               CAPITAL MARKETS -- 4.2%
        3,934  Financial Select Sector SPDR
                  Fund                                        140,522
       10,937  Invesco Variable Rate Investment
                  Grade ETF                                   272,878
        2,481  iShares iBoxx $ Investment Grade
                  Corporate Bond ETF                          262,788
        7,089  ProShares Short 20+ Year
                  Treasury                                    158,226
       18,181  ProShares Short S&P500                         283,442
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 4.2%                                   1,117,856
               (Cost $1,136,274)                        -------------

                        See Notes to Financial Statements                Page 21


FIRST TRUST INCOME OPPORTUNITIES ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MONEY MARKET FUNDS -- 5.2%
    1,403,357  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (a)                             $   1,403,357
               (Cost $1,403,357)                        -------------

               TOTAL INVESTMENTS -- 99.8%                  26,872,269
               (Cost $30,355,966)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          57,211
                                                        -------------
               NET ASSETS -- 100.0%                     $  26,929,480
                                                        =============

(a)   Rate shown reflects yield as of February 28, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Closed-End Funds*...............................   $    24,351,056   $    24,351,056   $          --   $          --
Exchange-Traded Funds*..........................         1,117,856         1,117,856              --              --
Money Market Funds..............................         1,403,357         1,403,357              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $    26,872,269   $    26,872,269   $          --   $          --
                                                   =================================================================


* See Portfolio of Investments for industry breakout.

Page 22                 See Notes to Financial Statements


FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                           STATED         STATED
    VALUE                                 DESCRIPTION                                 COUPON        MATURITY         VALUE
-------------  ------------------------------------------------------------------  -------------  -------------  -------------
MUNICIPAL BONDS -- 91.2%
               ALABAMA -- 4.0%
$     250,000  Black Belt Energy Gas Dist (Mandatory put 12/01/26)...............      4.00%        10/01/52     $     248,750
      250,000  Southeast Energy Auth A Cooperative Dist, Ser B (Mandatory
                  put 12/01/31)..................................................      4.00%        12/01/51           243,662
                                                                                                                 -------------
                                                                                                                       492,412
                                                                                                                 -------------
               ARIZONA -- 3.6%
      250,000  AZ Indl Dev Auth (a)..............................................      4.00%        12/15/51           183,747
      250,000  Industrial Dev Auth of The Cnty of Pima (The), Ser A (a)..........      6.25%        11/15/35           254,152
                                                                                                                 -------------
                                                                                                                       437,899
                                                                                                                 -------------
               ARKANSAS -- 0.8%
      100,000  AR Dev Fin Auth, AMT (a)..........................................      5.45%        09/01/52            98,556
                                                                                                                 -------------
               CALIFORNIA -- 11.1%
      250,000  CA Muni Fin Auth, Ser A...........................................      5.00%        10/01/44           255,320
      300,000  City of Long Beach CA Arpt System Rev, Ser A, AGM.................      5.00%        06/01/37           333,151
      250,000  Elk Grove Fin Auth................................................      4.00%        09/01/50           211,324
      300,000  San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B...........      4.00%        11/01/42           298,126
      245,000  Tobacco Securitization Auth of Southern CA........................      5.00%        06/01/35           264,139
                                                                                                                 -------------
                                                                                                                     1,362,060
                                                                                                                 -------------
               COLORADO -- 3.2%
      200,000  City & Cnty of Denver CO, AMT.....................................      5.00%        10/01/32           195,487
      250,000  CO Hlth Facs Auth, Ser 2023A......................................      4.00%        05/15/41           195,995
                                                                                                                 -------------
                                                                                                                       391,482
                                                                                                                 -------------
               FLORIDA -- 12.8%
      250,000  Black Creek Cmnty Dev Dist........................................      5.13%        06/15/32           249,615
      265,000  Cnty of Miami-Dade FL Aviation Rev, Ser B, AMT....................      5.00%        10/01/40           271,242
      250,000  North Sumter Cnty Util Dependent Dist, AGM........................      4.00%        10/01/41           239,958
      365,000  Palm Beach Cnty Hlth Facs Auth, Ser A.............................      5.00%        11/01/41           370,929
      250,000  Ridge At Apopka Cmnty Dev Dist....................................      5.38%        05/01/42           244,030
      250,000  Sawyers Landing Cmnty Dev Dist....................................      4.25%        05/01/53           194,494
                                                                                                                 -------------
                                                                                                                     1,570,268
                                                                                                                 -------------
               GEORGIA -- 2.0%
      250,000  Main Street Natural Gas, Inc., Ser A (Mandatory put 12/01/29).....      4.00%        09/01/52           245,433
                                                                                                                 -------------
               GUAM -- 2.1%
      250,000  Territory of Guam, Ser F..........................................      5.00%        01/01/28           261,513
                                                                                                                 -------------
               ILLINOIS -- 6.7%
      300,000  Chicago Brd of Edu, Ser B.........................................      5.00%        12/01/30           312,516
      250,000  IL Fin Auth, Ser A................................................      5.00%        10/01/34           269,106
      250,000  St of IL, Ser B...................................................      4.00%        12/01/37           234,662
                                                                                                                 -------------
                                                                                                                       816,284
                                                                                                                 -------------
               IOWA -- 2.0%
      250,000  IA Fin Auth (Mandatory put 12/01/42)..............................      5.00%        12/01/50           250,938
                                                                                                                 -------------
               KANSAS -- 4.0%
      250,000  Wyandotte Cnty-Kansas City Unif Govt (a)..........................      5.75%        09/01/39           237,002
      250,000  Wyandotte Cnty-Kansas City Unif Govt Util Sys Rev, Ser A..........      5.00%        09/01/40           254,609
                                                                                                                 -------------
                                                                                                                       491,611
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 23


FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


  PRINCIPAL                                                                           STATED         STATED
    VALUE                                 DESCRIPTION                                 COUPON        MATURITY         VALUE
-------------  ------------------------------------------------------------------  -------------  -------------  -------------
MUNICIPAL BONDS (CONTINUED)
               MISSISSIPPI -- 2.4%
$     300,000  MS Busn Fin Corp., AMT (b)........................................      3.15%        05/01/28     $     300,000
                                                                                                                 -------------
               MISSOURI -- 1.9%
      250,000  Hlth & Eductnl Facs Auth of The St of MO..........................      5.00%        02/01/42           234,288
                                                                                                                 -------------
               NEW YORK -- 2.2%
      250,000  NY St Dorm Auth...................................................      5.00%        05/01/38           266,036
                                                                                                                 -------------
               NORTH CAROLINA -- 1.6%
      250,000  NC Med Care Commn.................................................      4.00%        03/01/41           194,267
                                                                                                                 -------------
               OHIO -- 11.0%
      250,000  Buckeye Tobacco Stlmt Fing Auth, Ser B-2..........................      5.00%        06/01/55           227,360
      300,000  Cnty of Montgomery OH.............................................      4.00%        08/01/41           289,095
      100,000  Cnty of Washington OH.............................................      6.63%        12/01/42            99,400
      250,000  OH Air Quality Dev Auth, AMT (Mandatory put 06/01/27).............      4.25%        11/01/39           248,584
      250,000  OH Air Quality Dev Auth, AMT (a)..................................      5.00%        07/01/49           217,990
      250,000  OH Higher Eductnl Fac Commn.......................................      5.00%        02/01/35           271,890
                                                                                                                 -------------
                                                                                                                     1,354,319
                                                                                                                 -------------
               OREGON -- 6.4%
      250,000  Clackamas Cnty Hosp Facs Auth, Ser A..............................      5.38%        11/15/55           221,860
      300,000  OR St Facs Auth, Ser A............................................      5.00%        06/01/52           308,161
      250,000  Union Cnty Hosp Facs Auth.........................................      5.00%        07/01/41           253,949
                                                                                                                 -------------
                                                                                                                       783,970
                                                                                                                 -------------
               PUERTO RICO -- 5.6%
      250,000  Comwlth of Puerto Rico, Ser A1....................................      4.00%        07/01/35           218,976
      250,000  Puerto Rico Hwy & Transprtn Auth, Ser A...........................      5.00%        07/01/62           231,875
      250,000  Puerto Rico Sales Tax Fing Corp. Sales Tax Rev, Ser A-1...........      4.55%        07/01/40           233,468
                                                                                                                 -------------
                                                                                                                       684,319
                                                                                                                 -------------
               SOUTH CAROLINA -- 1.8%
      250,000  SC Jobs-Econ Dev Auth.............................................      4.00%        11/15/32           223,294
                                                                                                                 -------------
               TEXAS -- 4.0%
      250,000  City of Austin TX Arpt Sys Rev, AMT...............................      5.00%        11/15/41           262,185
      250,000  N Parkway Muni Mgmt Dis #1 (a)....................................      5.00%        09/15/51           229,045
                                                                                                                 -------------
                                                                                                                       491,230
                                                                                                                 -------------
               VERMONT -- 2.0%
      300,000  VT Econ Dev Auth..................................................      4.00%        05/01/37           240,551
                                                                                                                 -------------
               TOTAL MUNICIPAL BONDS.........................................................................       11,190,730
               (Cost $11,516,388)                                                                                -------------



   SHARES                                                DESCRIPTION                                                 VALUE
-------------  ------------------------------------------------------------------------------------------------  -------------
CLOSED-END FUNDS -- 4.2%
               CAPITAL MARKETS -- 4.2%
        2,995  BlackRock Municipal Income Fund, Inc............................................................         33,844
        3,183  BlackRock Municipal Income Quality Trust........................................................         35,681
        2,770  BlackRock MuniHoldings Fund, Inc................................................................         32,243
        2,925  BlackRock MuniYield Quality Fund II, Inc........................................................         29,806
        3,032  BlackRock MuniYield Quality Fund III, Inc.......................................................         33,079
        3,479  Eaton Vance Municipal Bond Fund.................................................................         34,686
        3,374  Eaton Vance Municipal Income Trust..............................................................         33,808
        3,428  Invesco Quality Municipal Income Trust..........................................................         32,463


Page 24                 See Notes to Financial Statements


FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)


   SHARES                                                DESCRIPTION                                                 VALUE
-------------  ------------------------------------------------------------------------------------------------  -------------
CLOSED-END FUNDS (CONTINUED)
               CAPITAL MARKETS (CONTINUED)
        3,576  Invesco Trust for Investment Grade Municipals...................................................  $      34,794
        2,587  Nuveen AMT-Free Municipal Credit Income Fund....................................................         30,423
        2,921  Nuveen AMT-Free Quality Municipal Income Fund...................................................         31,430
        2,745  Nuveen Municipal Credit Income Fund.............................................................         32,199
        3,548  Nuveen Municipal Value Fund, Inc................................................................         31,613
        2,860  Nuveen Quality Municipal Income Fund............................................................         32,204
        4,168  Nuveen Select Tax-Free Income Portfolio.........................................................         60,853
                                                                                                                 -------------
               TOTAL CLOSED-END FUNDS..........................................................................        519,126
               (Cost $658,935)                                                                                   -------------

               TOTAL INVESTMENTS -- 95.4%.......................................................................    11,709,856
               (Cost $12,175,323)
               NET OTHER ASSETS AND LIABILITIES -- 4.6%.........................................................       566,733
                                                                                                                 -------------
               NET ASSETS -- 100.0%............................................................................. $  12,276,589
                                                                                                                 =============



FUTURES CONTRACTS AT FEBRUARY 28, 2023 (See Note 2D - Futures Contracts in the
Notes to Financial Statements):

                                                                                                                  UNREALIZED
                                                                                                                 APPRECIATION
                                                                NUMBER OF       EXPIRATION        NOTIONAL      (DEPRECIATION)/
            FUTURES CONTRACTS                  POSITION         CONTRACTS          DATE             VALUE            VALUE
-----------------------------------------    -------------    -------------    -------------    -------------    -------------
U.S. 10-Year Treasury Notes                      Short              2            Jun-2023       $    (223,312)   $        (224)
Ultra 10-Year U.S. Treasury Notes                Short              1            Jun-2023            (117,188)            (315)
                                                                                                -------------    -------------
                                                                                                $    (340,500)   $        (539)
                                                                                                =============    =============


(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2023, securities noted as such amounted to $1,220,492 or 9.9% of net assets.

(b)   Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM    - Assured Guaranty Municipal Corp
AMT  - Alternative Minimum Tax

                        See Notes to Financial Statements                Page 25


FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE

                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Municipal Bonds*................................   $    11,190,730   $            --   $  11,190,730   $          --
Closed-End Funds**..............................           519,126           519,126              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $    11,709,856   $       519,126   $  11,190,730   $          --
                                                   =================================================================

                                                 LIABILITIES TABLE

                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Futures Contracts***............................   $          (539)  $          (539)  $          --   $          --
                                                   =================================================================


*     See Portfolio of Investments for state and territory breakout.

**    See Portfolio of Investments for industry breakout.

***   Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Page 26                 See Notes to Financial Statements


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 99.9%
               CAPITAL MARKETS -- 99.9%
      307,271  First Trust Enhanced Short
                  Maturity ETF (a)                      $  18,267,261
    2,439,607  First Trust Limited Duration
                  Investment Grade Corporate
                  ETF (a)                                  45,327,898
    1,541,086  First Trust Low Duration
                  Opportunities ETF (a)                    73,432,748
      469,969  First Trust Tactical High Yield
                  ETF (a)                                  18,587,274
      568,319  First Trust TCW Unconstrained
                  Plus Bond ETF (a)                        13,651,023
      168,678  iShares 1-3 Year Treasury Bond
                  ETF, Class 3                             13,661,231
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 99.9%                                182,927,435
               (Cost $191,174,044)                      -------------

               MONEY MARKET FUNDS -- 0.1%
       77,778  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                    77,778
               (Cost $77,778)                           -------------

               TOTAL INVESTMENTS -- 100.0%                183,005,213
               (Cost $191,251,822)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                          31,824
                                                        -------------
               NET ASSETS -- 100.0%                     $ 183,037,037
                                                        =============

(a)   Investment in an affiliated fund.

(b)   Rate shown reflects yield as of February 28, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Exchange-Traded Funds*..........................   $   182,927,435   $   182,927,435   $          --   $          --
Money Market Funds..............................            77,778            77,778              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $   183,005,213   $   183,005,213   $          --   $          --
                                                   =================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 1.3%
           99  General Dynamics Corp.                   $      22,563
           32  Lockheed Martin Corp.                           15,176
          343  Textron, Inc.                                   24,878
                                                        -------------
                                                               62,617
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.8%
          158  C.H. Robinson Worldwide, Inc.                   15,794
          215  Expeditors International of
                  Washington, Inc.                             22,480
           56  FedEx Corp.                                     11,380
          187  United Parcel Service, Inc.,
                  Class B                                      34,126
                                                        -------------
                                                               83,780
                                                        -------------
               AUTO COMPONENTS -- 0.3%
          322  BorgWarner, Inc.                                16,190
                                                        -------------
               BANKS -- 0.8%
          436  Regions Financial Corp.                         10,168
          513  Wells Fargo & Co.                               23,993
           44  Zions Bancorp N.A.                               2,227
                                                        -------------
                                                               36,388
                                                        -------------
               BIOTECHNOLOGY -- 3.0%
          254  AbbVie, Inc.                                    39,091
           48  Amgen, Inc.                                     11,120
           12  Biogen, Inc. (a)                                 3,238
          630  Gilead Sciences, Inc.                           50,734
           36  Moderna, Inc. (a)                                4,997
           28  Neurocrine Biosciences, Inc. (a)                 2,887
           20  Regeneron Pharmaceuticals,
                  Inc. (a)                                     15,208
           51  Vertex Pharmaceuticals, Inc. (a)                14,805
                                                        -------------
                                                              142,080
                                                        -------------
               BUILDING PRODUCTS -- 1.7%
          417  A.O. Smith Corp.                                27,368
           48  Carlisle Cos., Inc.                             12,395
           64  Carrier Global Corp.                             2,882
          131  Fortune Brands Innovations, Inc.                 8,115
           48  Johnson Controls International
                  PLC                                           3,011
          266  Masco Corp.                                     13,946
           68  Trane Technologies PLC                          12,578
                                                        -------------
                                                               80,295
                                                        -------------
               CAPITAL MARKETS -- 2.4%
           88  Ameriprise Financial, Inc.                      30,173
          239  Bank of New York Mellon (The)
                  Corp.                                        12,160
           47  LPL Financial Holdings, Inc.                    11,729
           32  MarketAxess Holdings, Inc.                      10,926
           24  MSCI, Inc.                                      12,532
          195  Nasdaq, Inc.                                    10,932
          103  Raymond James Financial, Inc.                   11,171
          140  State Street Corp.                              12,415
                                                        -------------
                                                              112,038
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS -- 2.5%
          194  CF Industries Holdings, Inc.             $      16,663
          209  Corteva, Inc.                                   13,019
          466  Dow, Inc.                                       26,655
           91  FMC Corp.                                       11,753
           48  Linde PLC                                       16,722
          147  LyondellBasell Industries N.V.,
                  Class A                                      14,110
          143  Mosaic (The) Co.                                 7,606
          115  RPM International, Inc.                         10,192
                                                        -------------
                                                              116,720
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.5%
           36  Cintas Corp.                                    15,785
          286  Rollins, Inc.                                   10,067
                                                        -------------
                                                               25,852
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.2%
           68  Arista Networks, Inc. (a)                        9,432
          972  Cisco Systems, Inc.                             47,064
           20  F5, Inc. (a)                                     2,860
          475  Juniper Networks, Inc.                          14,620
           99  Motorola Solutions, Inc.                        26,018
           24  Ubiquiti, Inc.                                   6,439
                                                        -------------
                                                              106,433
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
          128  AECOM                                           11,054
                                                        -------------
               CONSUMER FINANCE -- 1.4%
          633  Ally Financial, Inc.                            19,021
          235  Capital One Financial Corp.                     25,634
           24  Discover Financial Services                      2,688
          562  Synchrony Financial                             20,069
                                                        -------------
                                                               67,412
                                                        -------------
               CONTAINERS & PACKAGING -- 0.4%
          339  International Paper Co.                         12,336
          235  Westrock Co.                                     7,379
                                                        -------------
                                                               19,715
                                                        -------------
               DISTRIBUTORS -- 0.7%
          147  Genuine Parts Co.                               25,999
          139  LKQ Corp.                                        7,963
                                                        -------------
                                                               33,962
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
          100  Berkshire Hathaway, Inc.,
                  Class B (a)                                  30,518
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
        1,695  AT&T, Inc.                                      32,053
        2,248  Lumen Technologies, Inc.                         7,643
                                                        -------------
                                                               39,696
                                                        -------------

Page 28                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 2.4%
          298  Constellation Energy Corp.               $      22,317
          203  Evergy, Inc.                                    11,939
          457  Exelon Corp.                                    18,458
          334  FirstEnergy Corp.                               13,206
          676  NRG Energy, Inc.                                22,166
          879  PPL Corp.                                       23,795
                                                        -------------
                                                              111,881
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.6%
           28  AMETEK, Inc.                                     3,964
           92  Hubbell, Inc.                                   23,142
            8  Rockwell Automation, Inc.                        2,359
                                                        -------------
                                                               29,465
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.4%
          179  Amphenol Corp., Class A                         13,876
           60  CDW Corp.                                       12,145
           99  Keysight Technologies, Inc. (a)                 15,836
          207  TE Connectivity Ltd.                            26,356
                                                        -------------
                                                               68,213
                                                        -------------
               ENTERTAINMENT -- 0.3%
           20  Electronic Arts, Inc.                            2,219
           16  Netflix, Inc. (a)                                5,154
          180  Warner Music Group Corp.,
                  Class A                                       5,681
                                                        -------------
                                                               13,054
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.2%
           32  AvalonBay Communities, Inc.                      5,521
          171  Boston Properties, Inc.                         11,197
          207  Equity Residential                              12,942
           12  Essex Property Trust, Inc.                       2,737
          461  Gaming and Leisure Properties,
                  Inc.                                         24,839
          724  Host Hotels & Resorts, Inc.                     12,163
          302  Iron Mountain, Inc.                             15,930
           36  Mid-America Apartment
                  Communities, Inc.                             5,764
           52  Public Storage                                  15,545
          180  Regency Centers Corp.                           11,322
          733  Weyerhaeuser Co.                                22,906
          132  WP Carey, Inc.                                  10,713
                                                        -------------
                                                              151,579
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.6%
          258  Albertsons Cos., Inc., Class A                   5,129
          615  Kroger (The) Co.                                26,531
          159  Sysco Corp.                                     11,857
          299  Walgreens Boots Alliance, Inc.                  10,623
          143  Walmart, Inc.                                   20,325
                                                        -------------
                                                               74,465
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               FOOD PRODUCTS -- 2.0%
          266  Archer-Daniels-Midland Co.               $      21,174
          220  Campbell Soup Co.                               11,554
          338  General Mills, Inc.                             26,874
           52  Hershey (The) Co.                               12,393
           36  Mondelez International, Inc.,
                  Class A                                       2,347
          331  Tyson Foods, Inc., Class A                      19,608
                                                        -------------
                                                               93,950
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.7%
          414  DENTSPLY SIRONA, Inc.                           15,761
          514  Hologic, Inc. (a)                               40,935
           20  IDEXX Laboratories, Inc. (a)                     9,465
          195  Medtronic PLC                                   16,146
                                                        -------------
                                                               82,307
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 6.1%
           60  AmerisourceBergen Corp.                          9,333
          199  Cardinal Health, Inc.                           15,066
           40  Centene Corp. (a)                                2,736
          107  Cigna Group (The)                               31,255
          298  CVS Health Corp.                                24,895
           79  Elevance Health, Inc.                           37,104
          283  Henry Schein, Inc. (a)                          22,162
           48  Humana, Inc.                                    23,761
           99  Laboratory Corp. of America
                  Holdings                                     23,697
           64  McKesson Corp.                                  22,388
          219  Quest Diagnostics, Inc.                         30,301
           76  UnitedHealth Group, Inc.                        36,171
           95  Universal Health Services, Inc.,
                  Class B                                      12,689
                                                        -------------
                                                              291,558
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.4%
            4  Booking Holdings, Inc. (a)                      10,096
           32  McDonald's Corp.                                 8,445
           20  Yum! Brands, Inc.                                2,543
                                                        -------------
                                                               21,084
                                                        -------------
               HOUSEHOLD DURABLES -- 3.1%
          207  D.R. Horton, Inc.                               19,143
          318  Lennar Corp., Class A                           30,763
           12  NVR, Inc. (a)                                   62,084
          481  PulteGroup, Inc.                                26,296
           72  Whirlpool Corp.                                  9,935
                                                        -------------
                                                              148,221
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.0%
            7  Colgate-Palmolive Co.                              513
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.2%
          469  AES (The) Corp.                                 11,575
                                                        -------------

                        See Notes to Financial Statements                Page 29


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDUSTRIAL CONGLOMERATES -- 0.5%
          215  3M Co.                                   $      23,164
                                                        -------------
               INSURANCE -- 5.4%
          624  Aflac, Inc.                                     42,526
           32  Allstate (The) Corp.                             4,121
           32  American Financial Group, Inc.                   4,291
          457  American International Group,
                  Inc.                                         27,927
           24  Aon PLC, Class A                                 7,297
          299  Arch Capital Group Ltd. (a)                     20,930
           20  Assurant, Inc.                                   2,548
           88  Erie Indemnity Co., Class A                     20,714
           28  Everest Re Group Ltd.                           10,751
          120  Globe Life, Inc.                                14,603
          350  Hartford Financial Services
                  Group (The), Inc.                            27,398
          262  Loews Corp.                                     16,006
           76  Marsh & McLennan Cos., Inc.                     12,323
           44  MetLife, Inc.                                    3,156
           72  Principal Financial Group, Inc.                  6,448
          123  Prudential Financial, Inc.                      12,300
           16  Travelers (The) Cos., Inc.                       2,962
          278  W.R. Berkley Corp.                              18,401
           12  Willis Towers Watson PLC                         2,812
                                                        -------------
                                                              257,514
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.8%
          572  Alphabet, Inc., Class A (a)                     51,514
          199  Meta Platforms, Inc., Class A (a)               34,813
                                                        -------------
                                                               86,327
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 0.7%
          308  Amazon.com, Inc. (a)                            29,023
           20  Etsy, Inc. (a)                                   2,428
                                                        -------------
                                                               31,451
                                                        -------------
               IT SERVICES -- 4.3%
          111  Automatic Data Processing, Inc.                 24,400
          415  Cognizant Technology Solutions
                  Corp., Class A                               25,991
          286  DXC Technology Co. (a)                           7,934
           72  Gartner, Inc. (a)                               23,602
          115  International Business Machines
                  Corp.                                        14,869
           48  Jack Henry & Associates, Inc.                    7,884
           64  Mastercard, Inc., Class A                       22,739
          159  Paychex, Inc.                                   17,554
          414  SS&C Technologies Holdings,
                  Inc.                                         24,302
           56  Visa, Inc., Class A                             12,317
        1,588  Western Union (The) Co.                         20,580
                                                        -------------
                                                              202,172
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
            4  Mettler-Toledo International,
                  Inc. (a)                              $       5,735
                                                        -------------
               MACHINERY -- 2.2%
           60  Cummins, Inc.                                   14,585
           56  Illinois Tool Works, Inc.                       13,057
           87  Ingersoll Rand, Inc.                             5,052
           64  Otis Worldwide Corp.                             5,416
          168  PACCAR, Inc.                                    12,130
           52  Pentair PLC                                      2,909
          127  Snap-on, Inc.                                   31,582
          103  Toro (The) Co.                                  11,375
           76  Westinghouse Air Brake
                  Technologies Corp.                            7,929
                                                        -------------
                                                              104,035
                                                        -------------
               MEDIA -- 2.2%
          958  Comcast Corp., Class A                          35,609
          771  Fox Corp., Class A                              27,000
          405  Interpublic Group of (The) Cos.,
                  Inc.                                         14,394
          828  News Corp., Class A                             14,200
          128  Omnicom Group, Inc.                             11,593
                                                        -------------
                                                              102,796
                                                        -------------
               METALS & MINING -- 2.5%
          270  Nucor Corp.                                     45,209
           80  Reliance Steel & Aluminum Co.                   19,827
          148  Southern Copper Corp.                           10,906
          346  Steel Dynamics, Inc.                            43,634
                                                        -------------
                                                              119,576
                                                        -------------
               MULTILINE RETAIL -- 0.2%
           52  Target Corp.                                     8,762
                                                        -------------
               MULTI-UTILITIES -- 1.3%
          290  CenterPoint Energy, Inc.                         8,068
          501  Consolidated Edison, Inc.                       44,764
           76  Sempra Energy                                   11,397
                                                        -------------
                                                               64,229
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.1%
           52  APA Corp.                                        1,996
          163  Chesapeake Energy Corp.                         13,172
          179  Chevron Corp.                                   28,778
          147  ConocoPhillips                                  15,192
          376  Coterra Energy, Inc.                             9,388
          963  Exxon Mobil Corp.                              105,843
          151  HF Sinclair Corp.                                7,508
          445  Marathon Oil Corp.                              11,192
          275  Marathon Petroleum Corp.                        33,990
            4  Texas Pacific Land Corp.                         7,121
           64  Valero Energy Corp.                              8,431
                                                        -------------
                                                              242,611
                                                        -------------
               PHARMACEUTICALS -- 2.3%
          624  Bristol-Myers Squibb Co.                        43,031
           79  Eli Lilly & Co.                                 24,587

Page 30                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
          867  Pfizer, Inc.                             $      35,174
          543  Viatris, Inc.                                    6,190
                                                        -------------
                                                              108,982
                                                        -------------
               PROFESSIONAL SERVICES -- 1.1%
          191  Booz Allen Hamilton Holding
                  Corp.                                        18,093
          131  CoStar Group, Inc. (a)                           9,257
          295  Robert Half International, Inc.                 23,783
                                                        -------------
                                                               51,133
                                                        -------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.6%
          335  CBRE Group, Inc., Class A (a)                   28,522
                                                        -------------
               ROAD & RAIL -- 0.3%
           36  Old Dominion Freight Line, Inc.                 12,213
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 5.5%
           76  Analog Devices, Inc.                            13,944
          302  Applied Materials, Inc.                         35,077
           80  Broadcom, Inc.                                  47,543
           44  Enphase Energy, Inc. (a)                         9,263
          406  Intel Corp.                                     10,122
           64  KLA Corp.                                       24,280
           24  Lam Research Corp.                              11,664
          291  Microchip Technology, Inc.                      23,580
          175  Micron Technology, Inc.                         10,119
            8  Monolithic Power Systems, Inc.                   3,874
          203  ON Semiconductor Corp. (a)                      15,714
          203  Qorvo, Inc. (a)                                 20,481
          231  QUALCOMM, Inc.                                  28,536
           64  Teradyne, Inc.                                   6,473
                                                        -------------
                                                              260,670
                                                        -------------
               SOFTWARE -- 6.0%
           99  Aspen Technology, Inc. (a)                      20,989
          104  Cadence Design Systems, Inc. (a)                20,066
           40  Ceridian HCM Holding, Inc. (a)                   2,917
           56  Dynatrace, Inc. (a)                              2,382
           32  Fair Isaac Corp. (a)                            21,676
           21  Gen Digital, Inc.                                  410
            8  HubSpot, Inc. (a)                                3,095
          689  Microsoft Corp.                                171,850
           48  Palo Alto Networks, Inc. (a)                     9,042
           95  PTC, Inc. (a)                                   11,906
           52  Synopsys, Inc. (a)                              18,916
                                                        -------------
                                                              283,249
                                                        -------------
               SPECIALTY RETAIL -- 3.8%
           12  AutoZone, Inc. (a)                              29,838
          139  Bath & Body Works, Inc.                          5,681
          262  Best Buy Co., Inc.                              21,775
           76  Home Depot (The), Inc.                          22,537
           72  Lowe's Cos., Inc.                               14,814
           12  O'Reilly Automotive, Inc. (a)                    9,961

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
           92  Ross Stores, Inc.                        $      10,170
          239  TJX (The) Cos., Inc.                            18,307
           60  Tractor Supply Co.                              13,996
           16  Ulta Beauty, Inc. (a)                            8,301
          203  Victoria's Secret & Co. (a)                      8,047
          131  Williams-Sonoma, Inc.                           16,364
                                                        -------------
                                                              179,791
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 7.2%
        1,789  Apple, Inc.                                    263,716
          294  Dell Technologies, Inc., Class C                11,948
          668  HP, Inc.                                        19,719
          350  NetApp, Inc.                                    22,593
          375  Seagate Technology Holdings
                  PLC                                          24,210
                                                        -------------
                                                              342,186
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.1%
          182  Ralph Lauren Corp.                              21,511
          616  Tapestry, Inc.                                  26,802
          243  Under Armour, Inc., Class A (a)                  2,413
                                                        -------------
                                                               50,726
                                                        -------------
               TOBACCO -- 1.0%
          664  Altria Group, Inc.                              30,829
          183  Philip Morris International, Inc.               17,806
                                                        -------------
                                                               48,635
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.6%
           48  Fastenal Co.                                     2,475
           40  W.W. Grainger, Inc.                             26,737
                                                        -------------
                                                               29,212
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
           99  T-Mobile US, Inc. (a)                           14,076
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.7%                                  4,740,382
               (Cost $4,715,522)                        -------------

               MONEY MARKET FUNDS -- 0.3%
       13,391  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                    13,391
               (Cost $13,391)                           -------------

               TOTAL INVESTMENTS -- 100.0%                  4,753,773
               (Cost $4,728,913)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                           (17)
                                                        -------------
               NET ASSETS -- 100.0%                     $   4,753,756
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2023.

                        See Notes to Financial Statements                Page 31


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Common Stocks*..................................   $     4,740,382   $     4,740,382   $          --   $          --
Money Market Funds..............................            13,391            13,391              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $     4,753,773   $     4,753,773   $          --   $          --
                                                   =================================================================


* See Portfolio of Investments for industry breakout.

Page 32                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.1%
           44  Curtiss-Wright Corp.                     $       7,691
          106  Parsons Corp. (a)                                4,773
                                                        -------------
                                                               12,464
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.1%
            7  C.H. Robinson Worldwide, Inc.                      700
                                                        -------------
               AUTO COMPONENTS -- 0.5%
           56  BorgWarner, Inc.                                 2,815
           19  Visteon Corp. (a)                                3,174
                                                        -------------
                                                                5,989
                                                        -------------
               AUTOMOBILES -- 0.6%
           79  Thor Industries, Inc.                            7,188
                                                        -------------
               BANKS -- 4.2%
          239  Bank OZK                                        11,001
           57  BOK Financial Corp.                              5,967
           74  Cathay General Bancorp                           3,176
           27  Commerce Bancshares, Inc.                        1,786
           25  Cullen/Frost Bankers, Inc.                       3,296
           94  CVB Financial Corp.                              2,249
          298  F.N.B. Corp.                                     4,253
          127  International Bancshares Corp.                   6,163
           75  Popular, Inc.                                    5,355
          173  United Bankshares, Inc.                          7,053
                                                        -------------
                                                               50,299
                                                        -------------
               BIOTECHNOLOGY -- 2.6%
            1  Emergent BioSolutions, Inc. (a)                     12
          413  Exelixis, Inc. (a)                               7,054
          132  Halozyme Therapeutics, Inc. (a)                  6,335
           64  Neurocrine Biosciences, Inc. (a)                 6,598
           42  United Therapeutics Corp. (a)                   10,334
                                                        -------------
                                                               30,333
                                                        -------------
               BUILDING PRODUCTS -- 3.1%
          214  Builders FirstSource, Inc. (a)                  18,143
           10  Fortune Brands Innovations, Inc.                   619
           10  Masterbrand, Inc. (a)                               97
          102  Owens Corning                                    9,975
          100  UFP Industries, Inc.                             8,553
                                                        -------------
                                                               37,387
                                                        -------------
               CAPITAL MARKETS -- 1.9%
           26  Evercore, Inc., Class A                          3,411
          192  Federated Hermes, Inc.                           7,555
           47  Interactive Brokers Group, Inc.,
                  Class A                                       4,047
          140  Janus Henderson Group PLC                        3,845
          108  Jefferies Financial Group, Inc.                  4,081
                                                        -------------
                                                               22,939
                                                        -------------
               CHEMICALS -- 1.7%
            7  Ashland, Inc.                                      712
          237  Huntsman Corp.                                   6,954
            2  NewMarket Corp.                                    687
          156  Olin Corp.                                       9,009

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS (CONTINUED)
           38  RPM International, Inc.                  $       3,368
                                                        -------------
                                                               20,730
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
          100  HNI Corp.                                        3,125
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.7%
            9  Calix, Inc. (a)                                    460
           75  Ciena Corp. (a)                                  3,617
            9  F5, Inc. (a)                                     1,287
          158  Juniper Networks, Inc.                           4,863
           71  Lumentum Holdings, Inc. (a)                      3,821
          214  NetScout Systems, Inc. (a)                       6,086
                                                        -------------
                                                               20,134
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 2.5%
           52  AECOM                                            4,491
            5  Comfort Systems USA, Inc.                          727
           66  EMCOR Group, Inc.                               11,037
           75  Fluor Corp. (a)                                  2,750
           23  Valmont Industries, Inc.                         7,299
           56  WillScot Mobile Mini Holdings
                  Corp. (a)                                     2,878
                                                        -------------
                                                               29,182
                                                        -------------
               CONSUMER FINANCE -- 0.9%
          112  Ally Financial, Inc.                             3,366
          401  Navient Corp.                                    7,238
                                                        -------------
                                                               10,604
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
           34  Grand Canyon Education, Inc. (a)                 3,852
          165  H&R Block, Inc.                                  6,072
                                                        -------------
                                                                9,924
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.9%
          146  Voya Financial, Inc.                            10,876
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.0%
          279  EchoStar Corp., Class A (a)                      5,569
           69  Iridium Communications, Inc. (a)                 4,235
          673  Lumen Technologies, Inc.                         2,288
                                                        -------------
                                                               12,092
                                                        -------------
               ELECTRIC UTILITIES -- 1.2%
          168  NRG Energy, Inc.                                 5,509
          249  OGE Energy Corp.                                 8,894
                                                        -------------
                                                               14,403
                                                        -------------
               ELECTRICAL EQUIPMENT -- 3.0%
           17  Acuity Brands, Inc.                              3,297
           59  Atkore, Inc. (a)                                 8,615
           37  EnerSys                                          3,356
          817  GrafTech International Ltd.                      4,616

                        See Notes to Financial Statements                Page 33


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
           33  Hubbell, Inc.                            $       8,301
          160  nVent Electric PLC                               7,334
                                                        -------------
                                                               35,519
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 4.5%
           42  Arrow Electronics, Inc. (a)                      4,956
          142  Avnet, Inc.                                      6,349
           89  Belden, Inc.                                     7,510
           21  Insight Enterprises, Inc. (a)                    2,812
           59  IPG Photonics Corp. (a)                          7,271
           64  Jabil, Inc.                                      5,314
           84  National Instruments Corp.                       4,243
           62  Sanmina Corp. (a)                                3,749
          422  Vishay Intertechnology, Inc.                     8,959
           54  Vontier Corp.                                    1,413
            2  Zebra Technologies Corp.,
                  Class A (a)                                     600
                                                        -------------
                                                               53,176
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
          101  ChampionX Corp.                                  3,088
                                                        -------------
               ENTERTAINMENT -- 0.8%
           10  Madison Square Garden Sports
                  Corp.                                         1,911
           86  World Wrestling Entertainment,
                  Inc., Class A                                 7,224
                                                        -------------
                                                                9,135
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.1%
          224  Brixmor Property Group, Inc.                     5,071
          266  Corporate Office Properties Trust                6,764
          240  Cousins Properties, Inc.                         5,878
           20  First Industrial Realty Trust, Inc.              1,055
          199  Highwoods Properties, Inc.                       5,273
          420  Hudson Pacific Properties, Inc.                  3,877
           86  Iron Mountain, Inc.                              4,537
           83  Kilroy Realty Corp.                              2,990
          159  Kite Realty Group Trust                          3,453
           37  Lamar Advertising Co., Class A                   3,869
          558  Medical Properties Trust, Inc.                   5,747
          149  National Retail Properties, Inc.                 6,753
          241  Omega Healthcare Investors, Inc.                 6,456
          162  PotlatchDeltic Corp.                             7,478
           43  Regency Centers Corp.                            2,705
                                                        -------------
                                                               71,906
                                                        -------------
               FOOD & STAPLES RETAILING -- 0.6%
          245  Sprouts Farmers Market, Inc. (a)                 7,421
                                                        -------------
               FOOD PRODUCTS -- 1.8%
          159  Flowers Foods, Inc.                              4,433
           95  Hostess Brands, Inc. (a)                         2,346
            4  J.M. Smucker (The) Co.                             592

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
           15  Lancaster Colony Corp.                   $       2,880
          121  Pilgrim's Pride Corp. (a)                        2,830
           97  Post Holdings, Inc. (a)                          8,726
                                                        -------------
                                                               21,807
                                                        -------------
               GAS UTILITIES -- 1.6%
          169  National Fuel Gas Co.                            9,680
           29  ONE Gas, Inc.                                    2,325
          201  UGI Corp.                                        7,483
                                                        -------------
                                                               19,488
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 3.4%
          168  DENTSPLY SIRONA, Inc.                            6,396
           60  Enovis Corp. (a)                                 3,457
          153  Envista Holdings Corp. (a)                       5,915
           74  Haemonetics Corp. (a)                            5,755
           11  Inspire Medical Systems, Inc. (a)                2,859
           36  Lantheus Holdings, Inc. (a)                      2,662
           63  Merit Medical Systems, Inc. (a)                  4,446
           13  Penumbra, Inc. (a)                               3,380
           23  QuidelOrtho Corp. (a)                            2,000
           19  Shockwave Medical, Inc. (a)                      3,615
                                                        -------------
                                                               40,485
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.1%
            5  Amedisys, Inc. (a)                                 460
           75  AMN Healthcare Services, Inc. (a)                6,751
           61  Cardinal Health, Inc.                            4,618
            6  Chemed Corp.                                     3,129
            6  DaVita, Inc. (a)                                   494
          109  Enhabit, Inc. (a)                                1,673
          113  Henry Schein, Inc. (a)                           8,849
           15  Molina Healthcare, Inc. (a)                      4,130
          169  Option Care Health, Inc. (a)                     5,183
           41  Patterson Cos., Inc.                             1,087
          163  Premier, Inc., Class A                           5,247
           57  Universal Health Services, Inc.,
                  Class B                                       7,614
                                                        -------------
                                                               49,235
                                                        -------------
               HOUSEHOLD DURABLES -- 3.3%
           72  Meritage Homes Corp. (a)                         7,864
          201  PulteGroup, Inc.                                10,989
          314  Taylor Morrison Home Corp. (a)                  11,251
           64  Toll Brothers, Inc.                              3,836
          153  Tri Pointe Homes, Inc. (a)                       3,647
           11  Whirlpool Corp.                                  1,518
                                                        -------------
                                                               39,105
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.1%
           79  Vistra Corp.                                     1,737
                                                        -------------
               INSURANCE -- 3.8%
           19  American Financial Group, Inc.                   2,548
          134  Brighthouse Financial, Inc. (a)                  7,749
          152  CNO Financial Group, Inc.                        3,894

Page 34                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
           23  Erie Indemnity Co., Class A              $       5,414
           15  First American Financial Corp.                     852
           11  Kinsale Capital Group, Inc.                      3,506
          137  Loews Corp.                                      8,369
          166  Old Republic International Corp.                 4,378
           20  RLI Corp.                                        2,758
          125  Unum Group                                       5,569
                                                        -------------
                                                               45,037
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 0.1%
          529  Qurate Retail, Inc., Series A (a)                1,116
                                                        -------------
               IT SERVICES -- 2.0%
           80  DXC Technology Co. (a)                           2,219
           40  Euronet Worldwide, Inc. (a)                      4,354
           35  ExlService Holdings, Inc. (a)                    5,758
           23  Genpact Ltd.                                     1,098
           44  Maximus, Inc.                                    3,611
          482  Western Union (The) Co.                          6,247
                                                        -------------
                                                               23,287
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.5%
           13  Bruker Corp.                                       896
            8  Medpace Holdings, Inc. (a)                       1,551
           76  Syneos Health, Inc. (a)                          3,057
                                                        -------------
                                                                5,504
                                                        -------------
               MACHINERY -- 3.5%
           66  Allison Transmission Holdings,
                  Inc.                                          3,135
           14  Crane Holdings Co.                               1,677
            6  Franklin Electric Co., Inc.                        573
          240  Kennametal, Inc.                                 6,799
           36  Lincoln Electric Holdings, Inc.                  6,046
           25  Snap-on, Inc.                                    6,217
           59  Terex Corp.                                      3,493
           97  Timken (The) Co.                                 8,289
           38  Toro (The) Co.                                   4,197
            9  Watts Water Technologies, Inc.,
                  Class A                                       1,577
                                                        -------------
                                                               42,003
                                                        -------------
               MEDIA -- 0.9%
           43  Interpublic Group of (The) Cos.,
                  Inc.                                          1,528
           91  New York Times (The) Co.,
                  Class A                                       3,503
           32  Nexstar Media Group, Inc.                        5,949
                                                        -------------
                                                               10,980
                                                        -------------
               METALS & MINING -- 5.4%
          143  Cleveland-Cliffs, Inc. (a)                       3,050
          139  Commercial Metals Co.                            7,193
           89  Reliance Steel & Aluminum Co.                   22,058
          195  Steel Dynamics, Inc.                            24,591

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               METALS & MINING (CONTINUED)
          249  United States Steel Corp.                $       7,627
                                                        -------------
                                                               64,519
                                                        -------------
               MULTILINE RETAIL -- 1.2%
           23  Dillard's, Inc., Class A                         8,198
          305  Macy's, Inc.                                     6,240
                                                        -------------
                                                               14,438
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.6%
           27  Chesapeake Energy Corp.                          2,182
           20  Chord Energy Corp.                               2,692
           93  Coterra Energy, Inc.                             2,322
           15  Denbury, Inc. (a)                                1,250
           59  EQT Corp.                                        1,958
           98  HF Sinclair Corp.                                4,872
           21  Magnolia Oil & Gas Corp.,
                  Class A                                         459
          232  Marathon Oil Corp.                               5,835
           87  PBF Energy, Inc., Class A                        3,803
           63  PDC Energy, Inc.                                 4,228
           53  Peabody Energy Corp. (a)                         1,447
           12  Vitesse Energy, Inc. (a)                           209
                                                        -------------
                                                               31,257
                                                        -------------
               PAPER & FOREST PRODUCTS -- 0.5%
          108  Louisiana-Pacific Corp.                          6,319
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
          163  Nu Skin Enterprises, Inc., Class A               6,494
                                                        -------------
               PHARMACEUTICALS -- 0.5%
           24  Organon & Co.                                      588
           98  Prestige Consumer Healthcare,
                  Inc. (a)                                      5,904
                                                        -------------
                                                                6,492
                                                        -------------
               PROFESSIONAL SERVICES -- 2.8%
           16  ASGN, Inc. (a)                                   1,421
            1  CACI International, Inc.,
                  Class A (a)                                     293
           23  FTI Consulting, Inc. (a)                         4,225
           32  Insperity, Inc.                                  3,971
           57  KBR, Inc.                                        3,141
           80  ManpowerGroup, Inc.                              6,790
           37  Robert Half International, Inc.                  2,983
           39  Science Applications International
                  Corp.                                         4,159
           79  TriNet Group, Inc. (a)                           6,547
                                                        -------------
                                                               33,530
                                                        -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT
                  -- 0.9%
           32  Howard Hughes (The) Corp. (a)                    2,660
           46  Jones Lang LaSalle, Inc. (a)                     8,025
                                                        -------------
                                                               10,685
                                                        -------------
               ROAD & RAIL -- 2.5%
          159  Knight-Swift Transportation
                  Holdings, Inc.                                9,038

                        See Notes to Financial Statements                Page 35


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
           36  Landstar System, Inc.                    $       6,508
          242  Schneider National, Inc., Class B                6,791
          156  Werner Enterprises, Inc.                         7,246
                                                        -------------
                                                               29,583
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.5%
           18  Allegro MicroSystems, Inc. (a)                     786
           15  Axcelis Technologies, Inc. (a)                   1,928
          107  Cirrus Logic, Inc. (a)                          10,994
           81  Lattice Semiconductor Corp. (a)                  6,882
           31  MKS Instruments, Inc.                            3,005
           59  Qorvo, Inc. (a)                                  5,952
          130  Rambus, Inc. (a)                                 5,750
           91  Semtech Corp. (a)                                2,804
            5  Silicon Laboratories, Inc. (a)                     893
           26  Synaptics, Inc. (a)                              3,058
                                                        -------------
                                                               42,052
                                                        -------------
               SOFTWARE -- 3.1%
            5  Appfolio, Inc., Class A (a)                        660
           18  Aspen Technology, Inc. (a)                       3,816
          153  Box, Inc., Class A (a)                           5,103
           23  CommVault Systems, Inc. (a)                      1,354
            7  Dolby Laboratories, Inc., Class A                  576
           55  Dropbox, Inc., Class A (a)                       1,122
           13  Fair Isaac Corp. (a)                             8,806
           23  Gen Digital, Inc.                                  449
           89  InterDigital, Inc.                               6,496
           12  Manhattan Associates, Inc. (a)                   1,725
           20  Qualys, Inc. (a)                                 2,363
           18  SPS Commerce, Inc. (a)                           2,711
           35  Teradata Corp. (a)                               1,427
                                                        -------------
                                                               36,608
                                                        -------------
               SPECIALTY RETAIL -- 5.2%
          119  Aaron's (The) Co., Inc.                          1,708
           37  Academy Sports & Outdoors, Inc.                  2,189
          109  AutoNation, Inc. (a)                            14,880
           31  Bath & Body Works, Inc.                          1,267
           98  Dick's Sporting Goods, Inc.                     12,606
           79  Foot Locker, Inc.                                3,454
           24  Murphy USA, Inc.                                 6,122
           56  Penske Automotive Group, Inc.                    8,072
           57  Victoria's Secret & Co. (a)                      2,259
           70  Williams-Sonoma, Inc.                            8,744
                                                        -------------
                                                               61,301
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
           40  NetApp, Inc.                                     2,582
           76  Pure Storage, Inc., Class A (a)                  2,169
           47  Super Micro Computer, Inc. (a)                   4,605
                                                        -------------
                                                                9,356
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.4%
           19  Capri Holdings Ltd. (a)                  $         942
           13  Deckers Outdoor Corp. (a)                        5,412
           86  PVH Corp.                                        6,901
           11  Ralph Lauren Corp.                               1,300
           36  Tapestry, Inc.                                   1,566
                                                        -------------
                                                               16,121
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.8%
          172  Essent Group Ltd.                                7,388
          432  MGIC Investment Corp.                            5,944
           42  PennyMac Financial Services, Inc.                2,540
          275  Radian Group, Inc.                               5,871
                                                        -------------
                                                               21,743
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.5%
           31  Applied Industrial Technologies,
                  Inc.                                          4,429
           14  MSC Industrial Direct Co., Inc.,
                  Class A                                       1,183
          311  Univar Solutions, Inc. (a)                      10,807
            5  Watsco, Inc.                                     1,524
                                                        -------------
                                                               17,943
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.8%                                  1,186,839
               (Cost $1,184,983)                        -------------

               MONEY MARKET FUNDS -- 0.3%
        3,119  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                     3,119
               (Cost $3,119)                            -------------

               TOTAL INVESTMENTS -- 100.1%                  1,189,958
               (Cost $1,188,102)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                        (1,516)
                                                        -------------
               NET ASSETS -- 100.0%                     $   1,188,442
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2023.

Page 36                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                       TOTAL             LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                     2/28/2023           PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Common Stocks*..................................   $     1,186,839   $     1,186,839   $          --   $          --
Money Market Funds..............................             3,119             3,119              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $     1,189,958   $     1,189,958   $          --   $          --
                                                   =================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 37


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 0.2%
          310  Parsons Corp. (a)                        $      13,959
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.5%
          140  Forward Air Corp.                               14,449
          205  Hub Group, Inc., Class A (a)                    18,805
                                                        -------------
                                                               33,254
                                                        -------------
               AUTO COMPONENTS -- 0.8%
        1,105  Modine Manufacturing Co. (a)                    26,973
          315  Patrick Industries, Inc.                        22,948
                                                        -------------
                                                               49,921
                                                        -------------
               AUTOMOBILES -- 0.3%
          265  Winnebago Industries, Inc.                      16,843
                                                        -------------
               BANKS -- 5.7%
          471  Bancorp (The), Inc. (a)                         16,292
          855  BankUnited, Inc.                                30,284
        1,049  Berkshire Hills Bancorp, Inc.                   30,484
          340  City Holding Co.                                33,388
          595  CVB Financial Corp.                             14,238
          100  Dime Community Bancshares,
                  Inc.                                          3,064
        1,077  First BanCorp                                   15,627
          145  Hancock Whitney Corp.                            7,122
          454  Heritage Financial Corp.                        12,653
          535  Hilltop Holdings, Inc.                          17,746
          939  HomeStreet, Inc.                                23,691
          329  NBT Bancorp, Inc.                               13,354
        1,124  Northwest Bancshares, Inc.                      15,534
          540  OFG Bancorp                                     16,427
          384  Popular, Inc.                                   27,418
          200  Preferred Bank                                  14,080
          415  S&T Bancorp, Inc.                               15,463
          275  TriCo Bancshares                                13,890
          424  Trustmark Corp.                                 12,466
          460  WesBanco, Inc.                                  16,629
                                                        -------------
                                                              349,850
                                                        -------------
               BIOTECHNOLOGY -- 5.2%
          945  Alkermes PLC (a)                                25,269
          285  Amicus Therapeutics, Inc. (a)                    3,759
          100  Anika Therapeutics, Inc. (a)                     3,170
        2,260  Catalyst Pharmaceuticals, Inc. (a)              34,488
          684  Chinook Therapeutics, Inc. (a)                  14,925
          659  Deciphera Pharmaceuticals,
                  Inc. (a)                                      9,556
        1,032  Dynavax Technologies Corp. (a)                  10,630
          814  Eagle Pharmaceuticals, Inc. (a)                 22,792
          379  Halozyme Therapeutics, Inc. (a)                 18,188
        2,963  Ironwood Pharmaceuticals,
                  Inc. (a)                                     33,393
          225  Kiniksa Pharmaceuticals Ltd.,
                  Class A (a)                                   2,894
          210  Prometheus Biosciences, Inc. (a)                25,702
        1,087  REGENXBIO, Inc. (a)                             24,186
          319  Rhythm Pharmaceuticals, Inc. (a)                 7,755

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
          524  Syndax Pharmaceuticals, Inc. (a)         $      13,283
          521  TG Therapeutics, Inc. (a)                        8,346
        2,884  Vanda Pharmaceuticals, Inc. (a)                 18,573
          125  Veracyte, Inc. (a)                               3,076
          789  Vir Biotechnology, Inc. (a)                     17,989
          665  Xencor, Inc. (a)                                21,366
                                                        -------------
                                                              319,340
                                                        -------------
               BUILDING PRODUCTS -- 1.1%
          934  Insteel Industries, Inc.                        27,786
          456  UFP Industries, Inc.                            39,002
                                                        -------------
                                                               66,788
                                                        -------------
               CAPITAL MARKETS -- 1.4%
        1,175  Avantax, Inc. (a)                               33,593
          370  Donnelley Financial Solutions,
                  Inc. (a)                                     15,655
          540  Federated Hermes, Inc.                          21,249
           85  Houlihan Lokey, Inc.                             8,135
           60  Piper Sandler Cos.                               9,059
                                                        -------------
                                                               87,691
                                                        -------------
               CHEMICALS -- 0.3%
          584  American Vanguard Corp.                         12,188
           45  Cabot Corp.                                      3,579
          334  LSB Industries, Inc. (a)                         4,539
                                                        -------------
                                                               20,306
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
          505  Digi International, Inc. (a)                    16,852
        1,065  Extreme Networks, Inc. (a)                      19,937
          579  Harmonic, Inc. (a)                               7,637
        1,314  NetScout Systems, Inc. (a)                      37,370
                                                        -------------
                                                               81,796
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.5%
          329  Comfort Systems USA, Inc.                       47,850
          160  EMCOR Group, Inc.                               26,755
          485  Fluor Corp. (a)                                 17,785
                                                        -------------
                                                               92,390
                                                        -------------
               CONSUMER FINANCE -- 1.4%
          364  Encore Capital Group, Inc. (a)                  18,812
          490  Enova International, Inc. (a)                   23,887
        2,033  Navient Corp.                                   36,696
           90  PRA Group, Inc. (a)                              3,830
                                                        -------------
                                                               83,225
                                                        -------------
               CONTAINERS & PACKAGING -- 0.3%
          786  O-I Glass, Inc. (a)                             17,465
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.9%
          155  Grand Canyon Education, Inc. (a)                17,560

          740  H&R Block, Inc.                                 27,232
        1,143  Laureate Education, Inc.                        13,556
        2,853  Perdoceo Education Corp. (a)                    39,328

Page 38                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                 (CONTINUED)
          175  Strategic Education, Inc.                $      14,919
                                                        -------------
                                                              112,595
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.9%
          844  Cannae Holdings, Inc. (a)                       19,057
          770  Jackson Financial, Inc., Class A                34,943
                                                        -------------
                                                               54,000
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
        1,384  EchoStar Corp., Class A (a)                     27,624
          310  Iridium Communications, Inc. (a)                19,025
                                                        -------------
                                                               46,649
                                                        -------------
               ELECTRIC UTILITIES -- 1.4%
          329  Hawaiian Electric Industries, Inc.              13,308
          755  Otter Tail Corp.                                53,522
          414  Portland General Electric Co.                   19,789
                                                        -------------
                                                               86,619
                                                        -------------
               ELECTRICAL EQUIPMENT -- 3.0%
           40  Acuity Brands, Inc.                              7,759
          460  Atkore, Inc. (a)                                67,169
          414  Encore Wire Corp.                               79,906
        5,211  GrafTech International Ltd.                     29,442
                                                        -------------
                                                              184,276
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.7%
           75  Badger Meter, Inc.                               9,122
          285  Belden, Inc.                                    24,048
          374  CTS Corp.                                       16,198
          130  Insight Enterprises, Inc. (a)                   17,410
          804  Knowles Corp. (a)                               13,652
          310  Methode Electronics, Inc.                       15,106
          364  PC Connection, Inc.                             15,943
          865  Sanmina Corp. (a)                               52,298
          389  ScanSource, Inc. (a)                            12,129
        1,074  TTM Technologies, Inc. (a)                      14,274
        1,554  Vishay Intertechnology, Inc.                    32,991
                                                        -------------
                                                              223,171
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
          270  Helmerich & Payne, Inc.                         11,361
          724  RPC, Inc.                                        6,349
          315  Tidewater, Inc. (a)                             15,385
          290  Weatherford International PLC (a)               19,320
                                                        -------------
                                                               52,415
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.0%
          305  CareTrust REIT, Inc.                             5,999
          574  Equity Commonwealth                             12,186
          591  Four Corners Property Trust, Inc.               16,046

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
          935  Getty Realty Corp.                       $      32,098
          514  Highwoods Properties, Inc.                      13,621
        1,352  Hudson Pacific Properties, Inc.                 12,479
          379  LTC Properties, Inc.                            13,576
          294  National Health Investors, Inc.                 16,170
        1,688  Office Properties Income Trust                  27,751
           15  Park Hotels & Resorts, Inc.                        206
        2,540  Piedmont Office Realty Trust,
                  Inc., Class A                                23,241
          670  PotlatchDeltic Corp.                            30,927
        1,007  SITE Centers Corp.                              13,464
          981  Tanger Factory Outlet Centers,
                  Inc.                                         18,531
          374  Urban Edge Properties                            5,760
                                                        -------------
                                                              242,055
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.2%
          200  BJ's Wholesale Club Holdings,
                  Inc. (a)                                     14,360
          314  Ingles Markets, Inc., Class A                   28,072
          994  SpartanNash Co.                                 26,599
          715  Sprouts Farmers Market, Inc. (a)                21,657
          561  Weis Markets, Inc.                              42,883
                                                        -------------
                                                              133,571
                                                        -------------
               FOOD PRODUCTS -- 1.0%
          545  Cal-Maine Foods, Inc.                           30,956
          599  Hostess Brands, Inc. (a)                        14,796
          275  Tootsie Roll Industries, Inc.                   12,108
                                                        -------------
                                                               57,860
                                                        -------------
               GAS UTILITIES -- 0.3%
          190  ONE Gas, Inc.                                   15,230
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 4.4%
        1,264  AngioDynamics, Inc. (a)                         15,648
        1,152  Avanos Medical, Inc. (a)                        32,337
           75  Cutera, Inc. (a)                                 2,432
          495  Enovis Corp. (a)                                28,522
           50  Globus Medical, Inc., Class A (a)                2,917
          205  Haemonetics Corp. (a)                           15,943
          160  Inspire Medical Systems, Inc. (a)               41,589
          511  Lantheus Holdings, Inc. (a)                     37,793
          110  Neogen Corp. (a)                                 1,946
          105  Orthofix Medical, Inc. (a)                       2,163
          270  QuidelOrtho Corp. (a)                           23,474
          130  Shockwave Medical, Inc. (a)                     24,731
          175  TransMedics Group, Inc. (a)                     14,012
          130  UFP Technologies, Inc. (a)                      15,304
          449  Varex Imaging Corp. (a)                          7,943
                                                        -------------
                                                              266,754
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.9%
          100  Addus HomeCare Corp. (a)                        10,864
           25  Amedisys, Inc. (a)                               2,299

                        See Notes to Financial Statements                Page 39


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                 (CONTINUED)
          394  AMN Healthcare Services,
                  Inc. (a)                              $      35,464
           90  CorVel Corp. (a)                                16,225
          180  Cross Country Healthcare, Inc. (a)               4,761
          585  Fulgent Genetics, Inc. (a)                      19,182
        1,145  Option Care Health, Inc. (a)                    35,117
          819  Owens & Minor, Inc. (a)                         12,555
        1,002  Pediatrix Medical Group, Inc. (a)               15,772
          835  Premier, Inc., Class A                          26,879
                                                        -------------
                                                              179,118
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.8%
          629  NextGen Healthcare, Inc. (a)                    11,391
           90  Phreesia, Inc. (a)                               3,312
        1,889  Veradigm, Inc. (a)                              31,376
                                                        -------------
                                                               46,079
                                                        -------------
               HOUSEHOLD DURABLES -- 3.8%
          925  Ethan Allen Interiors, Inc.                     27,334
        1,334  Green Brick Partners, Inc. (a)                  41,621
          515  M.D.C. Holdings, Inc.                           19,055
          324  M/I Homes, Inc. (a)                             18,740
          215  Meritage Homes Corp. (a)                        23,484
          485  Skyline Champion Corp. (a)                      33,179
        1,223  Taylor Morrison Home Corp. (a)                  43,820
          924  Tri Pointe Homes, Inc. (a)                      22,028
                                                        -------------
                                                              229,261
                                                        -------------
               INSURANCE -- 3.0%
          399  American Equity Investment Life
                  Holding Co.                                  16,618
          580  Brighthouse Financial, Inc. (a)                 33,542
          764  CNO Financial Group, Inc.                       19,574
          440  Employers Holdings, Inc.                        19,541
          110  Kinsale Capital Group, Inc.                     35,057
          140  RLI Corp.                                       19,307
          160  Safety Insurance Group, Inc.                    12,910
          230  Selective Insurance Group, Inc.                 23,352
                                                        -------------
                                                              179,901
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.5%
        1,541  Cars.com, Inc. (a)                              29,587
           40  Ziff Davis, Inc. (a)                             3,159
                                                        -------------
                                                               32,746
                                                        -------------
               IT SERVICES -- 1.5%
          354  CSG Systems International, Inc.                 19,895
          210  ExlService Holdings, Inc. (a)                   34,547
        1,496  International Money Express,
                  Inc. (a)                                     38,223
                                                        -------------
                                                               92,665
                                                        -------------
               LEISURE PRODUCTS -- 0.5%
        1,811  Smith & Wesson Brands, Inc.                     19,812
          409  Vista Outdoor, Inc. (a)                         11,681
                                                        -------------
                                                               31,493
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
           20  AbCellera Biologics, Inc. (a)            $         168
          854  Maravai LifeSciences Holdings,
                  Inc., Class A (a)                            12,596
           45  Medpace Holdings, Inc. (a)                       8,725
           53  OmniAb, Inc. - 12.5 Earnout
                  Shares (a) (b) (c) (d) (e)                        0
           53  OmniAb, Inc. - 15 Earnout
                  Shares (a) (b) (c) (d) (e)                        0
           60  Syneos Health, Inc. (a)                          2,413
                                                        -------------
                                                               23,902
                                                        -------------
               MACHINERY -- 2.3%
          115  Enerpac Tool Group Corp.                         3,097
           75  Hillenbrand, Inc.                                3,535
          800  Mueller Industries, Inc.                        59,176
          225  SPX Technologies, Inc. (a)                      15,849
           55  Terex Corp.                                      3,257
          275  Titan International, Inc. (a)                    3,413
        1,225  Wabash National Corp.                           33,565
          105  Watts Water Technologies, Inc.,
                  Class A                                      18,399
                                                        -------------
                                                              140,291
                                                        -------------
               MARINE -- 1.5%
          555  Eagle Bulk Shipping, Inc.                       36,225
        1,504  Genco Shipping & Trading Ltd.                   28,651
          425  Matson, Inc.                                    28,267
                                                        -------------
                                                               93,143
                                                        -------------
               MEDIA -- 0.4%
          511  Scholastic Corp.                                23,307
          165  Sinclair Broadcast Group, Inc.,
                  Class A                                       2,684
                                                        -------------
                                                               25,991
                                                        -------------
               METALS & MINING -- 3.0%
          235  Alcoa Corp.                                     11,501
          255  Alpha Metallurgical Resources,
                  Inc.                                         42,774
          335  Commercial Metals Co.                           17,336
          860  Ryerson Holding Corp.                           30,900
          490  Schnitzer Steel Industries, Inc.,
                  Class A                                      16,018
        1,197  TimkenSteel Corp. (a)                           21,893
        1,148  Warrior Met Coal, Inc.                          43,934
                                                        -------------
                                                              184,356
                                                        -------------
               MULTILINE RETAIL -- 1.0%
          105  Dillard's, Inc., Class A                        37,423
        1,279  Macy's, Inc.                                    26,168
                                                        -------------
                                                               63,591
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.4%
          329  Arch Resources, Inc.                            51,768
          861  Ardmore Shipping Corp.                          15,627
          430  California Resources Corp.                      18,146

Page 40                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
          150  Chesapeake Energy Corp.                  $      12,122
           90  Chord Energy Corp.                              12,116
          265  Civitas Resources, Inc.                         18,595
           50  CONSOL Energy, Inc.                              2,737
           85  CVR Energy, Inc.                                 2,697
        1,457  DHT Holdings, Inc.                              16,858
        1,744  Dorian LPG Ltd.                                 38,281
          255  International Seaways, Inc.                     13,117
          195  Magnolia Oil & Gas Corp.,
                  Class A                                       4,261
          305  Murphy Oil Corp.                                11,901
          285  Ovintiv, Inc.                                   12,189
          145  Par Pacific Holdings, Inc. (a)                   4,028
          340  PBF Energy, Inc., Class A                       14,861
          425  PDC Energy, Inc.                                28,522
          384  Peabody Energy Corp. (a)                        10,483
          641  Permian Basin Royalty Trust                     16,012
          465  REX American Resources
                  Corp. (a)                                    15,350
          494  SandRidge Energy, Inc. (a)                       7,207
           70  Scorpio Tankers, Inc.                            4,225
          285  SM Energy Co.                                    8,410
          539  Talos Energy, Inc. (a)                           9,600
          860  Teekay Tankers Ltd., Class A (a)                38,829
                                                        -------------
                                                              387,942
                                                        -------------
               PAPER & FOREST PRODUCTS -- 0.5%
          480  Louisiana-Pacific Corp.                         28,085
                                                        -------------
               PERSONAL PRODUCTS -- 2.0%
          881  elf Beauty, Inc. (a)                            65,855
          130  Inter Parfums, Inc.                             15,653
          140  Medifast, Inc.                                  15,698
          420  USANA Health Sciences, Inc. (a)                 25,528
                                                        -------------
                                                              122,734
                                                        -------------
               PHARMACEUTICALS -- 3.2%
        1,505  Amphastar Pharmaceuticals,
                  Inc. (a)                                     47,949
          150  Axsome Therapeutics, Inc. (a)                   10,228
          429  Corcept Therapeutics, Inc. (a)                   8,936
          334  Harmony Biosciences Holdings,
                  Inc. (a)                                     14,706
          414  Innoviva, Inc. (a)                               4,997
          245  Intra-Cellular Therapies, Inc. (a)              12,012
          315  Ligand Pharmaceuticals, Inc. (a)                22,724
          334  Prestige Consumer Healthcare,
                  Inc. (a)                                     20,124
          305  Revance Therapeutics, Inc. (a)                  10,584
        1,034  SIGA Technologies, Inc.                          7,083
          930  Supernus Pharmaceuticals,
                  Inc. (a)                                     34,959
                                                        -------------
                                                              194,302
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               PROFESSIONAL SERVICES -- 2.3%
          671  CBIZ, Inc. (a)                           $      33,610
           25  CRA International, Inc.                          3,112
          962  Heidrick & Struggles
                  International, Inc.                          33,026
          431  Huron Consulting Group, Inc. (a)                30,252
           25  Insperity, Inc.                                  3,102
          230  Kforce, Inc.                                    14,373
          369  Korn Ferry                                      20,623
                                                        -------------
                                                              138,098
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.1%
        1,257  Anywhere Real Estate, Inc. (a)                   7,278
        3,459  Douglas Elliman, Inc.                           14,597
          751  Marcus & Millichap, Inc.                        25,812
          609  RMR Group (The), Inc., Class A                  17,137
                                                        -------------
                                                               64,824
                                                        -------------
               ROAD & RAIL -- 2.2%
          555  ArcBest Corp.                                   53,391
        1,846  Daseke, Inc. (a)                                15,045
        1,022  Heartland Express, Inc.                         16,485
          716  Marten Transport Ltd.                           15,802
        1,232  Schneider National, Inc., Class B               34,570
                                                        -------------
                                                              135,293
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.6%
          230  Aehr Test Systems (a)                            7,670
          475  Axcelis Technologies, Inc. (a)                  61,056
          250  Cirrus Logic, Inc. (a)                          25,687
          735  Cohu, Inc. (a)                                  27,342
          220  Diodes, Inc. (a)                                20,172
          105  Impinj, Inc. (a)                                13,925
          635  Kulicke & Soffa Industries, Inc.                33,846
          185  Lattice Semiconductor Corp. (a)                 15,718
          695  Photronics, Inc. (a)                            12,246
          535  Rambus, Inc. (a)                                23,663
          565  Semtech Corp. (a)                               17,408
           25  Silicon Laboratories, Inc. (a)                   4,463
          155  Synaptics, Inc. (a)                             18,230
                                                        -------------
                                                              281,426
                                                        -------------
               SOFTWARE -- 1.4%
          155  A10 Networks, Inc.                               2,359
          776  Adeia, Inc.                                      7,651
          394  Box, Inc., Class A (a)                          13,140
          250  CommVault Systems, Inc. (a)                     14,720
          260  InterDigital, Inc.                              18,978
           75  Model N, Inc. (a)                                2,490
           55  Progress Software Corp.                          3,159
          125  Qualys, Inc. (a)                                14,769
           35  SPS Commerce, Inc. (a)                           5,272
           80  Teradata Corp. (a)                               3,261
                                                        -------------
                                                               85,799
                                                        -------------

                        See Notes to Financial Statements                Page 41


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL -- 4.0%
          779  Aaron's (The) Co., Inc.                  $      11,179
          454  Abercrombie & Fitch Co.,
                  Class A (a)                                  13,352
          410  Academy Sports & Outdoors, Inc.                 24,252
          639  Big 5 Sporting Goods Corp.                       5,642
          661  Buckle (The), Inc.                              26,962
          441  Caleres, Inc.                                   11,515
          155  Children's Place (The), Inc. (a)                 6,490
           95  Citi Trends, Inc. (a)                            2,664
           55  Genesco, Inc. (a)                                2,473
           90  Group 1 Automotive, Inc.                        19,896
          606  Haverty Furniture Cos., Inc.                    22,871
           60  Hibbett, Inc.                                    4,316
          830  MarineMax, Inc. (a)                             27,871
          135  Murphy USA, Inc.                                34,437
           65  ODP (The) Corp. (a)                              2,943
          100  Signet Jewelers Ltd.                             7,162
          889  Zumiez, Inc. (a)                                20,678
                                                        -------------
                                                              244,703
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
          464  Avid Technology, Inc. (a)                       13,484
          375  Super Micro Computer, Inc. (a)                  36,739
                                                        -------------
                                                               50,223
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.8%
          649  G-III Apparel Group Ltd. (a)                    10,783
           70  Kontoor Brands, Inc.                             3,651
          300  Movado Group, Inc.                              10,386
          175  Oxford Industries, Inc.                         20,582
           60  PVH Corp.                                        4,814
                                                        -------------
                                                               50,216
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.4%
          855  Essent Group Ltd.                               36,722
        2,818  Kearny Financial Corp.                          28,293
        1,272  MGIC Investment Corp.                           17,503
          340  Mr. Cooper Group, Inc. (a)                      15,786
          260  PennyMac Financial Services, Inc.               15,722
        1,613  Radian Group, Inc.                              34,438
                                                        -------------
                                                              148,464
                                                        -------------
               TOBACCO -- 0.1%
          230  Vector Group Ltd.                                3,052
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 1.6%
           35  Applied Industrial Technologies,
                  Inc.                                          5,000
          289  BlueLinx Holdings, Inc. (a)                     24,389
          445  Boise Cascade Co.                               30,754
           60  Rush Enterprises, Inc., Class A                  3,401
          345  Titan Machinery, Inc. (a)                       15,797
           25  Veritiv Corp.                                    3,786

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS
                 (CONTINUED)
           95  WESCO International, Inc. (a)            $      15,730
                                                        -------------
                                                               98,857
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
          449  United States Cellular Corp. (a)                10,834
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.7%                                  6,075,412
               (Cost $5,626,089)                        -------------

               MONEY MARKET FUNDS -- 0.2%
       10,406  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (f)                                    10,406
               (Cost $10,406)                           -------------

               TOTAL INVESTMENTS -- 99.9%                   6,085,818
               (Cost $5,636,495)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           4,187
                                                        -------------
               NET ASSETS -- 100.0%                     $   6,090,005
                                                        =============

(a)   Non-income producing security.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Restricted security as to resale, excluding Rule 144A securities (see Note
      2E - Restricted Securities in the Notes to Financial Statements).

(f)   Rate shown reflects yield as of February 28, 2023.

Page 42                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Common Stocks:
   Life Sciences Tools & Services...............   $        23,902   $        23,902   $          --   $          --**
   Other Industry Categories*...................         6,051,510         6,051,510              --              --
Money Market Funds..............................            10,406            10,406              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $     6,085,818   $     6,085,818   $          --   $          --**
                                                   =================================================================


*     See Portfolio of Investments for industry breakout.
**    Investment is valued at $0.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                Page 43


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                                                            FIRST TRUST
                                                                       FIRST TRUST           FLEXIBLE            FIRST TRUST
                                                                          INCOME             MUNICIPAL          LOW DURATION
                                                                      OPPORTUNITIES         HIGH INCOME        STRATEGIC FOCUS
                                                                        ETF (FCEF)          ETF (MFLX)           ETF (LDSF)
                                                                     ----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated.............................    $     26,872,269    $      11,709,856    $      13,739,009
Investments, at value - Affiliated...............................                  --                   --          169,266,204
                                                                     ----------------    -----------------    -----------------
   Total investments, at value...................................          26,872,269           11,709,856          183,005,213
Cash.............................................................                  --              408,400                   --
Cash segregated as collateral for open futures contracts.........                  --                6,650                   --
Receivables:
   Dividends.....................................................              75,163                1,314               62,548
   Interest......................................................                  --              155,689                   --
   Investment securities sold....................................                  --                   --              923,883
                                                                     ----------------    -----------------    -----------------
   Total Assets..................................................          26,947,432           12,281,909          183,991,644
                                                                     ----------------    -----------------    -----------------
LIABILITIES:
Payables:
   Investment advisory fees......................................              17,952                5,132               30,178
   Capital shares purchased......................................                  --                   --              924,429
   Investment securities purchased...............................                  --                   --                   --
   Variation margin..............................................                  --                  188                   --
                                                                     ----------------    -----------------    -----------------
   Total Liabilities.............................................              17,952                5,320              954,607
                                                                     ----------------    -----------------    -----------------
NET ASSETS.......................................................    $     26,929,480    $      12,276,589    $     183,037,037
                                                                     ================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital..................................................    $     30,781,207    $      16,442,497    $     203,976,015
Par value........................................................              13,550                7,500               99,000
Accumulated distributable earnings (loss)........................          (3,865,277)          (4,173,408)         (21,037,978)
                                                                     ----------------    -----------------    -----------------
NET ASSETS.......................................................    $     26,929,480    $      12,276,589    $     183,037,037
                                                                     ================    =================    =================
NET ASSET VALUE, per share.......................................    $          19.87    $           16.37    $           18.49
                                                                     ================    =================    =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................           1,355,000              750,002            9,900,002
                                                                     ================    =================    =================
Investments, at cost - Unaffiliated..............................    $     30,355,966    $      12,175,323    $      13,796,224
                                                                     ================    =================    =================
Investments, at cost - Affiliated................................    $             --    $              --    $     177,455,598
                                                                     ================    =================    =================
Total investments, at cost.......................................    $     30,355,966    $      12,175,323    $     191,251,822
                                                                     ================    =================    =================


Page 44                 See Notes to Financial Statements



  FIRST TRUST          FIRST TRUST          FIRST TRUST
 ACTIVE FACTOR        ACTIVE FACTOR        ACTIVE FACTOR
 LARGE CAP ETF         MID CAP ETF         SMALL CAP ETF
     (AFLG)              (AFMC)               (AFSM)
----------------    -----------------    -----------------

$      4,753,773    $       1,189,958    $       6,085,818
              --                   --                   --
----------------    -----------------    -----------------
       4,753,773            1,189,958            6,085,818
              --                   --                   --
              --                   --                   --

           8,839                  978                8,707
              --                   --                   --
         451,022              104,914              553,672
----------------    -----------------    -----------------
       5,213,634            1,295,850            6,648,197
----------------    -----------------    -----------------

           2,060                  603                3,545
              --                   --                   --
         457,818              106,805              554,647
              --                   --                   --
----------------    -----------------    -----------------
         459,878              107,408              558,192
----------------    -----------------    -----------------
$      4,753,756    $       1,188,442    $       6,090,005
================    =================    =================

$      5,246,544    $       1,624,067    $       6,268,888
           2,000                  500                2,500
        (494,788)            (436,125)            (181,383)
----------------    -----------------    -----------------
$      4,753,756    $       1,188,442    $       6,090,005
================    =================    =================
$          23.77    $           23.77    $           24.36
================    =================    =================

         200,002               50,002              250,002
================    =================    =================
$      4,728,913    $       1,188,102    $       5,636,495
================    =================    =================
$             --    $              --    $              --
================    =================    =================
$      4,728,913    $       1,188,102    $       5,636,495
================    =================    =================


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                                                            FIRST TRUST
                                                                       FIRST TRUST           FLEXIBLE            FIRST TRUST
                                                                          INCOME             MUNICIPAL          LOW DURATION
                                                                      OPPORTUNITIES         HIGH INCOME        STRATEGIC FOCUS
                                                                        ETF (FCEF)          ETF (MFLX)           ETF (LDSF)
                                                                     ----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends - Unaffiliated.........................................    $      1,150,737    $          14,041    $         575,664
Dividends - Affiliated...........................................                  --                   --            3,083,575
Interest.........................................................                  --              259,649                   --
Foreign withholding tax..........................................                  --                   --                   --
                                                                     ----------------    -----------------    -----------------
   Total investment income.......................................           1,150,737              273,690            3,659,239
                                                                     ----------------    -----------------    -----------------

EXPENSES:
Investment advisory fees.........................................             110,270               45,838              200,430
                                                                     ----------------    -----------------    -----------------
   Total expenses................................................             110,270               45,838              200,430
                                                                     ----------------    -----------------    -----------------
   Less fees waived by the investment advisor ...................                  --              (12,223)                  --
                                                                     ----------------    -----------------    -----------------
   Net expenses .................................................             110,270               33,615              200,430
                                                                     ----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS).....................................           1,040,467              240,075            3,458,809
                                                                     ----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated....................................            (447,955)            (250,249)          (2,705,822)
   Investments - Affiliated......................................                  --                   --           (3,368,710)
   In-kind redemptions - Unaffiliated............................            (136,975)                  --              (92,344)
   In-kind redemptions - Affiliated..............................                  --                   --             (503,596)
   Distribution of capital gains from investment companies.......             101,893                   --                   --
   Futures contracts.............................................                  --                3,828                   --
                                                                     ----------------    -----------------    -----------------
Net realized gain (loss).........................................            (483,037)            (246,421)          (6,670,472)
                                                                     ----------------    -----------------    -----------------
Net increase from payment by the advisor.........................                   7                   --                   --
                                                                     ----------------    -----------------    -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated....................................            (772,895)            (170,835)           2,256,188
   Investments - Affiliated......................................                  --                   --              544,291
   Futures contracts.............................................                  --                 (539)                  --
                                                                     ----------------    -----------------    -----------------
Net change in unrealized appreciation (depreciation).............            (772,895)            (171,374)           2,800,479
                                                                     ----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................          (1,255,925)            (417,795)          (3,869,993)
                                                                     ----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................    $       (215,458)   $        (177,720)   $        (411,184)
                                                                     ================    =================    =================


Page 46                 See Notes to Financial Statements



     FIRST TRUST         FIRST TRUST         FIRST TRUST
    ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
    LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
       (AFLG)              (AFMC)              (AFSM)
----------------    -----------------    -----------------

$         50,893    $          11,154    $          51,030
              --                   --                   --
              --                   --                   --
              --                   (8)                 (68)
----------------    -----------------    -----------------
          50,893               11,146               50,962
----------------    -----------------    -----------------

          12,821                3,630               15,919
----------------    -----------------    -----------------
          12,821                3,630               15,919
----------------    -----------------    -----------------
              --                   --                   --
----------------    -----------------    -----------------
          12,821                3,630               15,919
----------------    -----------------    -----------------
          38,072                7,516               35,043
----------------    -----------------    -----------------

        (128,432)             (46,246)            (143,019)
              --                   --                   --
              --                   --                   --
              --                   --                   --
              --                   --                   --
              --                   --                   --
----------------    -----------------    -----------------
        (128,432)             (46,246)            (143,019)
----------------    -----------------    -----------------
              --                   --                   --
----------------    -----------------    -----------------

         192,904              127,475              533,981
              --                   --                   --
              --                   --                   --
----------------    -----------------    -----------------
         192,904              127,475              533,981
----------------    -----------------    -----------------
          64,472               81,229              390,962
----------------    -----------------    -----------------

$        102,544    $          88,745    $         426,005
================    =================    =================


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      FIRST TRUST                           FIRST TRUST
                                                                        INCOME                          FLEXIBLE MUNICIPAL
                                                                   OPPORTUNITIES ETF                      HIGH INCOME ETF
                                                                        (FCEF)                                (MFLX)
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                             2/28/2023          YEAR ENDED         2/28/2023          YEAR ENDED
                                                            (UNAUDITED)         8/31/2022         (UNAUDITED)         8/31/2022
                                                          ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................  $      1,040,467   $      1,330,037   $        240,075   $        645,710
Net realized gain (loss)................................          (483,037)           449,449           (246,421)        (3,580,386)
Net increase from payment by the advisor................                 7                 --                 --                 --
Net change in unrealized appreciation (depreciation)....          (772,895)        (7,342,772)          (171,374)        (1,191,248)
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations...........................................          (215,458)        (5,563,286)          (177,720)        (4,125,924)
                                                          ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................          (937,650)        (2,022,212)          (243,001)          (717,089)
Return of capital.......................................                --                 --                 --            (10,763)
                                                          ----------------   ----------------   ----------------   ----------------
Total distributions to shareholders.....................          (937,650)        (2,022,212)          (243,001)          (727,852)
                                                          ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................           999,804          2,433,703            845,655         12,143,517
Cost of shares redeemed.................................          (922,553)        (5,518,237)        (2,420,570)       (11,345,363)
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................            77,251        (3,084,534)         (1,574,915)           798,154
                                                          ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................        (1,075,857)       (10,670,032)        (1,995,636)        (4,055,622)

NET ASSETS:
Beginning of period.....................................        28,005,337         38,675,369         14,272,225         18,327,847
                                                          ----------------   ----------------   ----------------   ----------------
End of period...........................................  $     26,929,480   $     28,005,337   $     12,276,589   $     14,272,225
                                                          ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................         1,355,000          1,505,000            850,002            850,002
Shares sold.............................................            50,000            100,000             50,000            600,000
Shares redeemed.........................................           (50,000)          (250,000)          (150,000)          (600,000)
                                                          ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................         1,355,000          1,355,000            750,002            850,002
                                                          ================   ================   ================   ================


Page 48                 See Notes to Financial Statements



            FIRST TRUST                           FIRST TRUST
           LOW DURATION                          ACTIVE FACTOR
        STRATEGIC FOCUS ETF                      LARGE CAP ETF
              (LDSF)                                (AFLG)
-----------------------------------   -----------------------------------
SIX MONTHS ENDED                      SIX MONTHS ENDED
   2/28/2023          YEAR ENDED         2/28/2023          YEAR ENDED
  (UNAUDITED)         8/31/2022         (UNAUDITED)         8/31/2022
----------------   ----------------   ----------------   ----------------

$      3,458,809   $      3,680,944   $         38,072   $         55,265
      (6,670,472)        (6,902,198)          (128,432)          (138,755)
              --                 --                 --                 --
       2,800,479        (10,702,212)           192,904           (441,602)
----------------   ----------------   ----------------   ----------------

        (411,184)       (13,923,466)           102,544           (525,092)
----------------   ----------------   ----------------   ----------------

      (3,328,101)        (4,397,151)           (46,361)           (46,676)
              --           (729,900)                --                 --
----------------   ----------------   ----------------   ----------------
      (3,328,101)        (5,127,051)           (46,361)           (46,676)
----------------   ----------------   ----------------   ----------------

      37,180,130        175,760,526                 --          1,261,886
     (61,161,083)      (130,024,664)                --                 --
----------------   ----------------   ----------------   ----------------

     (23,980,953)        45,735,862                 --          1,261,886
----------------   ----------------   ----------------   ----------------
     (27,720,238)        26,685,345             56,183            690,118

     210,757,275        184,071,930          4,697,573          4,007,455
----------------   ----------------   ----------------   ----------------
$    183,037,037   $    210,757,275   $      4,753,756   $      4,697,573
================   ================   ================   ================

      11,200,002          9,100,002            200,002            150,002
       2,000,000          8,900,000                 --             50,000
      (3,300,000)        (6,800,000)                --                 --
----------------   ----------------   ----------------   ----------------
       9,900,002         11,200,002            200,002            200,002
================   ================   ================   ================


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      FIRST TRUST                           FIRST TRUST
                                                                     ACTIVE FACTOR                         ACTIVE FACTOR
                                                                      MID CAP ETF                          SMALL CAP ETF
                                                                        (AFMC)                                (AFSM)
                                                          -----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                             2/28/2023          YEAR ENDED         2/28/2023          YEAR ENDED
                                                            (UNAUDITED)         8/31/2022         (UNAUDITED)         8/31/2022
                                                          ----------------   ----------------   ----------------   ----------------
OPERATIONS:
Net investment income (loss)............................  $          7,516   $         21,595   $         35,043   $         25,429
Net realized gain (loss)................................           (46,246)          (176,499)          (143,019)          (164,820)
Net increase from payment by the advisor................                --                 --                 --                 --
Net change in unrealized appreciation (depreciation)....           127,475           (251,819)           533,981           (219,832)
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   operations...........................................            88,745           (406,723)           426,005           (359,223)
                                                          ----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................           (10,186)           (19,566)           (35,460)           (18,130)
Return of capital.......................................                --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
Total distributions to shareholders.....................           (10,186)           (19,566)           (35,460)           (18,130)
                                                          ----------------   ----------------   ----------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................                --          1,306,411          3,404,983                 --
Cost of shares redeemed.................................                --         (1,076,295)                --                 --
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................                --            230,116          3,404,983                 --
                                                          ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in net assets.................            78,559           (196,173)         3,795,528           (377,353)

NET ASSETS:
Beginning of period.....................................         1,109,883          1,306,056          2,294,477          2,671,830
                                                          ----------------   ----------------   ----------------   ----------------
End of period...........................................  $      1,188,442   $      1,109,883   $      6,090,005   $      2,294,477
                                                          ================   ================   ================   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................            50,002             50,002            100,002            100,002
Shares sold.............................................                --             50,000            150,000                 --
Shares redeemed.........................................                --            (50,000)                --                 --
                                                          ----------------   ----------------   ----------------   ----------------
Shares outstanding, end of period.......................            50,002             50,002            250,002            100,002
                                                          ================   ================   ================   ================


Page 50                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INCOME OPPORTUNITIES ETF (FCEF)



                                               SIX MONTHS
                                                  ENDED                              YEAR ENDED AUGUST 31,
                                                2/28/2023     -------------------------------------------------------------------
                                               (UNAUDITED)       2022          2021          2020          2019          2018
                                               -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period..........  $   20.67      $   25.70     $   20.12     $   21.75     $   22.26     $   21.66
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.79           0.87          0.65          0.82          0.82          0.78
Net realized and unrealized gain (loss).......      (0.88) (a)     (4.53)         6.07         (1.29)        (0.18)         0.93
                                                ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations..............      (0.09)         (3.66)         6.72         (0.47)         0.64          1.71
                                                ---------      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................      (0.71)         (1.26)        (0.84)        (1.10)        (0.96)        (1.01)
Net realized gain.............................         --          (0.11)        (0.30)        (0.06)        (0.19)        (0.10)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Total distributions...........................      (0.71)         (1.37)        (1.14)        (1.16)        (1.15)        (1.11)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period................  $   19.87      $   20.67     $   25.70     $   20.12     $   21.75     $   22.26
                                                =========      =========     =========     =========     =========     =========
TOTAL RETURN (b)..............................      (0.36)% (a)   (14.62)%       34.19%        (2.04)%        3.18%         8.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $  26,929      $  28,005     $  38,675     $  33,301     $  37,085     $  45,754
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c).................................       0.85% (d)      0.85%         0.85%         0.85%         0.85%         0.85%
Ratio of net investment income (loss) to
   average net assets.........................       8.02% (d)      3.87%         2.79%         4.01%         3.92%         3.14%
Portfolio turnover rate (e)...................          8%            16%            8%            6%           13%           15%


FIRST TRUST FLEXIBLE MUNICIPAL HIGH INCOME ETF (MFLX)



                                               SIX MONTHS
                                                  ENDED                              YEAR ENDED AUGUST 31,
                                                2/28/2023     -------------------------------------------------------------------
                                               (UNAUDITED)       2022          2021          2020          2019          2018
                                               -----------    -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period..........  $   16.79      $   21.56     $   19.21     $   19.61     $   17.94     $   19.20
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.32           0.67          0.70          0.68          0.62          0.64
Net realized and unrealized gain (loss).......      (0.42)         (4.68)         2.39         (0.48)         1.65         (1.24)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Total from investment operations..............      (0.10)         (4.01)         3.09          0.20          2.27         (0.60)
                                                ---------      ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................      (0.32)         (0.72)        (0.74)        (0.60)        (0.60)        (0.64)
Net realized gain.............................         --          (0.03)        (0.00) (f)       --            --            --
Return of capital.............................         --          (0.01)           --            --            --         (0.02)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Total distributions...........................      (0.32)         (0.76)        (0.74)        (0.60)        (0.60)        (0.66)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period................  $   16.37      $   16.79     $   21.56     $   19.21     $   19.61     $   17.94
                                                =========      =========     =========     =========     =========     =========
TOTAL RETURN (b)..............................      (0.54)%       (18.91)%       16.37%         1.10%        12.96%        (3.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $  12,277      $  14,272     $  18,328     $   8,646     $  10,785     $  13,454
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c).................................       0.75% (d)      0.75%         0.75%         0.75%         0.75%         0.75%
Ratio of net expenses to average net
   assets (c).................................       0.55% (d)      0.69%           --            --            --            --
Ratio of net investment income (loss) to
   average net assets.........................       3.93% (d)      3.55%         3.57%         3.49%         3.49%         3.54%
Portfolio turnover rate (e)...................         21%           109% (g)       17%            7%           20%           11%


(a)   The Fund received a payment from the advisor in the amount of $7, which represents less than $0.01 per share. Since the advisor reimbursed the
      Fund, there was no effect on the Fund's total return.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. MFLX total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount is less than $0.01.

(g)   The variation in the portfolio turnover rate is due to the change in the
      Fund's investment strategy effective April 14, 2022 which resulted in a rebalance of the Fund's portfolio.

                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)


                                               SIX MONTHS
                                                  ENDED                YEAR ENDED AUGUST 31,               PERIOD
                                                2/28/2023     ---------------------------------------       ENDED
                                               (UNAUDITED)       2022          2021          2020       8/31/2019 (a)
                                               -----------    -----------   -----------   -----------   -------------
Net asset value, beginning of period..........  $   18.82      $   20.23     $   20.42     $   20.50      $   20.03
                                                ---------      ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.32           0.29          0.38          0.49           0.43
Net realized and unrealized gain (loss).......      (0.34)         (1.29)        (0.06)        (0.07)          0.47
                                                ---------      ---------     ---------     ---------      ---------
Total from investment operations..............      (0.02)         (1.00)         0.32          0.42           0.90
                                                ---------      ---------     ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................      (0.31)         (0.35)        (0.51)        (0.50)         (0.43)
Return of capital.............................         --          (0.06)           --            --             --
                                                ---------      ---------     ---------     ---------      ---------
Total distributions...........................      (0.31)         (0.41)        (0.51)        (0.50)         (0.43)
                                                ---------      ---------     ---------     ---------      ---------
Net asset value, end of period................  $   18.49      $   18.82     $   20.23     $   20.42      $   20.50
                                                =========      =========     =========     =========      =========
TOTAL RETURN (b)..............................      (0.10)%        (4.98)%        1.57%         2.09%          4.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $ 183,037      $ 210,757     $ 184,072     $ 130,701      $  50,228
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (c).................................       0.20% (d)      0.20%         0.20%         0.20%          0.20% (d)
Ratio of net investment income (loss) to
   average net assets.........................       3.45% (d)      1.53%         1.85%         2.36%          3.16% (d)
Portfolio turnover rate (e)...................         34%            50%           54%           71%            14%


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)



                                               SIX MONTHS
                                                  ENDED         YEAR ENDED AUGUST 31,        PERIOD
                                                2/28/2023     -------------------------       ENDED
                                               (UNAUDITED)       2022          2021       8/31/2020 (a)
                                               -----------    -----------   -----------   -------------
Net asset value, beginning of period..........  $   23.49      $   26.72     $   20.99      $   19.87
                                                ---------      ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.19           0.30          0.27           0.23
Net realized and unrealized gain (loss).......       0.32          (3.26)         5.72           1.07
                                                ---------      ---------     ---------      ---------
Total from investment operations..............       0.51          (2.96)         5.99           1.30
                                                ---------      ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................      (0.23)         (0.27)        (0.26)         (0.18)
                                                ---------      ---------     ---------      ---------
Net asset value, end of period................  $   23.77      $   23.49     $   26.72      $   20.99
                                                =========      =========     =========      =========
TOTAL RETURN (b)..............................       2.23%        (11.18)%       28.74%          6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $   4,754      $   4,698     $   4,007      $   2,099
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.....................................       0.55% (d)      0.55%         0.55%          0.55% (d)
Ratio of net investment income (loss) to
   average net assets.........................       1.63% (d)      1.24%         1.12%          1.62% (d)
Portfolio turnover rate (e)...................         32%            61%           70%            55%


(a)   Inception dates for LDSF and AFLG are January 3, 2019 and December 3,
      2019, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)


                                               SIX MONTHS
                                                  ENDED         YEAR ENDED AUGUST 31,        PERIOD
                                                2/28/2023     -------------------------       ENDED
                                               (UNAUDITED)       2022          2021       8/31/2020 (a)
                                               -----------    -----------   -----------   -------------
Net asset value, beginning of period..........  $   22.20      $   26.12     $   18.37      $   19.88
                                                ---------      ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.15           0.32          0.19           0.18
Net realized and unrealized gain (loss).......       1.62          (3.96)         7.76          (1.55)
                                                ---------      ---------     ---------      ---------
Total from investment operations..............       1.77          (3.64)         7.95          (1.37)
                                                ---------      ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................      (0.20)         (0.28)        (0.20)         (0.14)
                                                ---------      ---------     ---------      ---------
Net asset value, end of period................  $   23.77      $   22.20     $   26.12      $   18.37
                                                =========      =========     =========      =========
TOTAL RETURN (b)..............................       8.10%        (14.04)%       43.52%         (6.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $   1,188      $   1,110     $   1,306      $   1,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets.....................................       0.65% (c)      0.65%         0.65%          0.65% (c)
Ratio of net investment income (loss) to
   average net assets.........................       1.35% (c)      1.21%         0.81%          1.34% (c)
Portfolio turnover rate (d)...................         32%            80%           80%            66%


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)


                                               SIX MONTHS
                                                  ENDED         YEAR ENDED AUGUST 31,        PERIOD
                                                2/28/2023     -------------------------       ENDED
                                               (UNAUDITED)       2022          2021       8/31/2020 (a)
                                               -----------    -----------   -----------   -------------
Net asset value, beginning of period..........  $   22.94      $   26.72     $   18.45      $   19.95
                                                ---------      ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................       0.16           0.25          0.05           0.12
Net realized and unrealized gain (loss).......       1.47          (3.85)         8.30          (1.52)
                                                ---------      ---------     ---------      ---------
Total from investment operations..............       1.63          (3.60)         8.35          (1.40)
                                                ---------      ---------     ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................      (0.21)         (0.18)        (0.08)         (0.10)
                                                ---------      ---------     ---------      ---------
Net asset value, end of period................  $   24.36      $   22.94     $   26.72      $   18.45
                                                =========      =========     =========      =========
TOTAL RETURN (b)..............................       7.19%        (13.52)%       45.40%         (7.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $   6,090      $   2,294     $   2,672      $   1,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets (e).................................       0.75% (c)      0.75%         0.75%          0.75% (c)
Ratio of net investment income (loss) to
   average net assets.........................       1.65% (c)      1.01%         0.27%          0.91% (c)
Portfolio turnover rate (d)...................         38%            73%           86%            65%


(a)   Inception date for AFMC and AFSM is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

                        See Notes to Financial Statements                Page 53


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the six funds (each a "Fund" and collectively, the "Funds") listed below:

        First Trust Income Opportunities ETF - (The Nasdaq Stock Market LLC
           ("Nasdaq") ticker "FCEF")
        First Trust Flexible Municipal High Income ETF - (Nasdaq ticker "MFLX")
        First Trust Low Duration Strategic Focus ETF - (Nasdaq ticker "LDSF")
        First Trust Active Factor Large Cap ETF - (NYSE Arca, Inc. ("NYSE Arca")
           ticker "AFLG")
        First Trust Active Factor Mid Cap ETF - (NYSE Arca ticker "AFMC")
        First Trust Active Factor Small Cap ETF - (NYSE Arca ticker "AFSM")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MFLX's investment objective is to provide current income. AFLG, AFMC and
AFSM's investment objective seeks to provide capital appreciation. LDSF's primary investment objective seeks to generate current income, with a secondary objective of preservation of capital.

Under normal market conditions, FCEF will invest its net assets in a portfolio of closed-end investment companies ("Closed-End Funds") and exchanged-traded funds ("ETFs") that are listed and traded in the United States on registered exchanges.

Under normal market conditions, MFLX will invest at least 80% of its net assets
(plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.

Under normal market conditions, LDSF will invest at least 80% of its net assets
(including investment borrowings) in a portfolio of U.S.-listed ETFs that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust Advisors L.P.
("First Trust" or the "Advisor"). The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities
(including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the
Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10%
of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

Under normal market conditions, AFLG will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.

Under normal market conditions, AFMC will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.

Under normal market conditions, AFSM will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.

There can be no assurance that a Fund will achieve its investment objective(s).
The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's
Pricing Committee in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor's Pricing Committee, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications

      Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3)    the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4)    issuer-specific conditions (such as significant credit
            deterioration); and

      5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

                                                                         Page 55


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

MFLX may invest in when-issued or delayed-delivery securities. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. MFLX maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At February 28, 2023, MFLX held no when-issued or delayed-delivery securities.

C. AFFILIATED TRANSACTIONS

LDSF invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the
Statements of Operations.

Amounts related to these investments at February 28, 2023 and for the six months then ended are as follows:


                                                                                 CHANGE IN
                                                                                UNREALIZED     REALIZED
                      SHARES AT     VALUE AT                                   APPRECIATION      GAIN        VALUE AT      DIVIDEND
SECURITY NAME         2/28/2023     8/31/2022      PURCHASES        SALES      (DEPRECIATION)   (LOSS)       2/28/2023      INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust
   Enhanced
   Short Maturity
   ETF                   307,271  $  26,154,896  $   3,735,735  $ (11,631,742) $      17,632  $    (9,260) $  18,267,261  $  343,416
First Trust
   Limited Duration
   Investment
   Grade
   Corporate ETF       2,439,607             --     54,442,019     (8,761,056)      (351,587)      (1,478)    45,327,898     309,017
First Trust
   Low Duration
   Opportunities ETF   1,541,086     83,828,430     15,179,763    (24,430,409)      (686,684)    (458,352)    73,432,748   1,176,232
First Trust
   Tactical High
   Yield ETF             469,969     32,671,917      3,867,056    (16,829,758)     1,142,793   (2,264,734)    18,587,274     718,062
First Trust TCW
   Unconstrained
   Plus Bond ETF         568,319     26,306,800      4,406,971    (16,346,403)       422,137   (1,138,482)    13,651,023     536,848
                                  --------------------------------------------------------------------------------------------------
                                  $ 168,962,043  $  81,631,544  $ (77,999,368) $     544,291  $(3,872,306) $ 169,266,204  $3,083,575
                                  ==================================================================================================


D. FUTURES CONTRACTS

MFLX may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. RESTRICTED SECURITIES

As of February 28, 2023, AFSM held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by AFSM's Board of Trustees.


                                             ACQUISITION                   CURRENT      CARRYING                      % OF
SECURITIES                                      DATE         SHARES         PRICE         COST          VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
OmniAb, Inc. - 12.5 Earnout Shares           11/02/2022        53          $ 0.00        $ 0.00        $ 0.00         0.00%
OmniAb, Inc. - 15 Earnout Shares             11/02/2022        53            0.00          0.00          0.00         0.00
                                                                                       ---------------------------------------
                                                                                         $ 0.00        $ 0.00         0.00%
                                                                                       =======================================


                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of FCEF, MFLX and LDSF which declare and pay monthly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2022, was as follows:


                                                                Distributions    Distributions    Distributions     Distributions
                                                                  paid from        paid from        paid from         paid from
                                                                  Ordinary          Capital        Tax-Exempt         Return of
                                                                   Income            Gains           Income            Capital
                                                                -------------    -------------    --------------    --------------
First Trust Income Opportunities ETF                            $   1,853,122    $     169,090    $           --    $           --
First Trust Flexible Municipal High Income ETF                         18,745           29,680           668,664            10,763
First Trust Low Duration Strategic Focus ETF                        4,397,151               --                --           729,900
First Trust Active Factor Large Cap ETF                                46,676               --                --                --
First Trust Active Factor Mid Cap ETF                                  19,566               --                --                --
First Trust Active Factor Small Cap ETF                                18,130               --                --                --


As of August 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                  Accumulated          Net
                                                                Undistributed     Capital and       Unrealized
                                                                  Ordinary           Other         Appreciation
                                                                   Income         Gain (Loss)     (Depreciation)
                                                                -------------    -------------    --------------
First Trust Income Opportunities ETF                            $          --    $          --    $   (2,712,169)
First Trust Flexible Municipal High Income ETF                             --       (3,455,798)         (296,889)
First Trust Low Duration Strategic Focus ETF                               --       (6,147,684)      (11,151,009)
First Trust Active Factor Large Cap ETF                                17,567         (381,050)         (187,488)
First Trust Active Factor Mid Cap ETF                                   3,450         (392,394)         (125,740)
First Trust Active Factor Small Cap ETF                                 7,523         (489,975)          (89,476)


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, MFLX intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal
Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FCEF, MFLX and LDSF, the taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. For AFLG, AFMC and AFSM, the taxable years ended 2020, 2021, and 2022 remain open to federal and state audit. As of February 28, 2023, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.


                                                              Non-Expiring
                                                              Capital Loss
                                                             Carryforwards
                                                             --------------
First Trust Income Opportunities ETF                         $           --
First Trust Flexible Municipal High Income ETF                    3,455,798
First Trust Low Duration Strategic Focus ETF                      6,147,684
First Trust Active Factor Large Cap ETF                             381,050
First Trust Active Factor Mid Cap ETF                               392,394
First Trust Active Factor Small Cap ETF                             489,975


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2022, the Funds had no net late year ordinary or capital losses.

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                     Gross            Gross         Net Unrealized
                                                                                  Unrealized        Unrealized       Appreciation
                                                                  Tax Cost       Appreciation     (Depreciation)    (Depreciation)
                                                                -------------    -------------    --------------    --------------
First Trust Income Opportunities ETF                            $  30,355,966    $     406,373    $   (3,890,070)   $   (3,483,697)
First Trust Flexible Municipal High Income ETF                     12,175,323           62,866          (528,872)         (466,006)
First Trust Low Duration Strategic Focus ETF                      191,251,822               --        (8,246,609)       (8,246,609)
First Trust Active Factor Large Cap ETF                             4,728,913          306,274          (281,414)           24,860
First Trust Active Factor Mid Cap ETF                               1,188,102           90,344           (88,488)            1,856
First Trust Active Factor Small Cap ETF                             5,636,495          626,941          (177,618)          449,323


H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund's net asset ("breakpoints") and calculated pursuant to the schedule below:


                    Breakpoints                         FCEF       MFLX
---------------------------------------------------   -------------------
Fund net assets up to and including $2.5 billion      0.85000%   0.75000%
Fund net assets greater than $2.5 billion up to and
   including $5 billion                               0.82875%   0.73125%
Fund net assets greater than $5 billion up to and
   including $7.5 billion                             0.80750%   0.71250%
Fund net assets greater than $7.5 billion up to and
   including $10 billion                              0.78625%   0.69375%
Fund net assets greater than $10 billion              0.76500%   0.67500%



                    Breakpoints                         LDSF       AFLG       AFMC       AFSM
---------------------------------------------------   -----------------------------------------
Fund net assets up to and including $2.5 billion        0.200%   0.55000%   0.65000%   0.75000%
Fund net assets greater than $2.5 billion up to and
   including $5 billion                                 0.195%   0.53625%   0.63375%   0.73125%
Fund net assets greater than $5 billion up to and
   including $7.5 billion                               0.190%   0.52250%   0.61750%   0.71250%
Fund net assets greater than $7.5 billion up to and
   including $10 billion                                0.185%   0.50875%   0.60125%   0.69375%
Fund net assets greater than $10 billion up to and
   including $15 billion                                0.180%   0.49500%   0.58500%   0.67500%
Fund net assets greater than $15 billion                0.170%   0.46750%   0.55250%   0.63750%


During any period in which the MFLX fee waiver described below is in effect,
MFLX will not be eligible for any breakpoints discounts.

Prior to November 1, 2022, the Funds paid First Trust an annual unitary management fee based on each Fund's average daily net assets at the following rates:


                                                                    Rate
                                                               --------------
First Trust Income Opportunities ETF                               0.85%
First Trust Flexible Municipal High Income ETF                     0.75%
First Trust Low Duration Strategic Focus ETF                       0.20%
First Trust Active Factor Large Cap ETF                            0.55%
First Trust Active Factor Mid Cap ETF                              0.65%
First Trust Active Factor Small Cap ETF                            0.75%


For MFLX, pursuant to a contractual agreement, the Advisor agreed to waive management fees of 0.20% of average daily net assets through April 14, 2023. The waiver agreement may be terminated by action of the Board of Trustees at any time upon 60 days' written notice by the Trust, on behalf of MFLX, or by the
Advisor only after April 14, 2023. First Trust does not have the right to recover the fees waived. During the six months ended February 28, 2023, the
Advisor waived MFLX's fees of $12,223.

In addition, FCEF, MFLX and LDSF incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

For the six months ended February 28, 2023, FCEF received a payment from the
Advisor of $7 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust Income Opportunities ETF                                          $    2,555,501   $    2,038,867
First Trust Flexible Municipal High Income ETF                                     2,449,267        4,066,384
First Trust Low Duration Strategic Focus ETF                                      67,742,040       67,686,252
First Trust Active Factor Large Cap ETF                                            1,496,324        1,506,560
First Trust Active Factor Mid Cap ETF                                                362,897          365,985
First Trust Active Factor Small Cap ETF                                            1,636,442        1,636,239


For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust Income Opportunities ETF                                          $      930,056   $      842,855
First Trust Flexible Municipal High Income ETF                                            --               --
First Trust Low Duration Strategic Focus ETF                                      37,150,537       61,119,829
First Trust Active Factor Large Cap ETF                                                   --               --
First Trust Active Factor Mid Cap ETF                                                     --               --
First Trust Active Factor Small Cap ETF                                            3,397,564               --


                           5. DERIVATIVE TRANSACTIONS

The following table presents the type of derivatives held by MFLX at February
28, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                     ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                          ----------------------------------------   ----------------------------------------
DERIVATIVE      RISK       STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENTS   EXPOSURE       LIABILITIES LOCATION         VALUE         LIABILITIES LOCATION         VALUE
-----------  -----------  ---------------------------  -----------   ---------------------------  -----------
Futures      Interest     Unrealized appreciation on                 Unrealized depreciation on
contracts    Rate Risk    futures contracts*           $        --   futures contracts*           $       539


* Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund's Portfolio of Investments. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENTS OF OPERATIONS LOCATION
------------------------------------------------------------------------------------
INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                               $  3,828
Net change in unrealized appreciation (depreciation) on futures contracts       (539)


                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

During the six months ended February 28, 2023, the notional value of futures contracts opened and closed were $682,813 and $342,852, respectively.

MFLX does not have the right to offset financial assets and financial liabilities related to futures and options contracts on the Statements of Assets and Liabilities.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                9. OTHER MATTERS

By operation of law, AFLG, AFMC and AFSM each now operate as a diversified open-end management investment company as defined in Section 5(b) of the 1940
Act.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 63


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight

                                                                         Page 65


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
MANAGEMENT AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the "Amendment" and collectively, the
"Amendments") of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following six series of the
Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Income Opportunities ETF (FCEF)
        First Trust Flexible Municipal High Income ETF (MFLX)
        First Trust Low Duration Strategic Focus ETF (LDSF)
        First Trust Active Factor Large Cap ETF (AFLG)
        First Trust Active Factor Mid Cap ETF (AFMC)
        First Trust Active Factor Small Cap ETF (AFSM)

The Board approved the Amendment for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendments is to modify the unitary fee rate for each Fund under the applicable Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the
Advisor under the applicable Agreement will not be reduced or modified as a result of the applicable Amendment, and that the obligations of the Advisor under each Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreement were fair and reasonable and that the continuation of the applicable Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for MFLX and that the modified unitary fee rate schedule for the
Fund under the applicable Amendment would not be implemented until the expiration of the Fund's contractual fee waiver. The Board considered that the effective unitary fee rate paid by the Fund under the applicable Agreement after taking into account the contractual fee waiver is less than the effective unitary fee rate that the Fund would pay pursuant to the modified unitary fee rate schedule under the applicable Amendment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

                                                                         Page 67


                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Innovation Leaders ETF (ILDR)

        First Trust Expanded Technology ETF (XPND)

        First Trust Multi-Strategy Alternative ETF (LALT)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

Shareholder Letter...........................................................  2
Fund Performance Overview

Portfolio of Investments


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmark(s).

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six-month period ended
February 28, 2023. Please note that the First Trust Multi-Strategy Alternative
ETF ("LALT") was incepted on January 31, 2023, so information in this letter and the report prior to that date will not apply to this Fund.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST INNOVATION LEADERS ETF (ILDR)

The First Trust Innovation Leaders ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.
This includes, but is not limited to, companies that are poised to benefit from new products or services, scientific research, technological improvements and/or enhancements to existing products or services related to automation, advanced medicine, networks, advanced computing, enhanced mobility, energy revolution and
e-commerce. The Fund is classified as "non-diversified" under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker symbol "ILDR."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                      AVERAGE ANNUAL     CUMULATIVE
                                                                                      TOTAL RETURNS     TOTAL RETURNS
                                                               6 Months    1 Year       Inception         Inception
                                                                Ended       Ended       (5/25/21)         (5/25/21)
                                                               2/28/23     2/28/23      to 2/28/23       to 2/28/23
FUND PERFORMANCE
NAV                                                              1.05%     -17.17%       -14.05%           -23.45%
Market Price                                                     0.59%     -17.19%       -13.96%           -23.30%

INDEX PERFORMANCE
Russell 3000(R) Growth Index                                    -0.98%     -13.01%        -5.54%            -9.56%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 9.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            42.5%
Health Care                                       26.8
Industrials                                       15.7
Communication Services                             8.6
Consumer Discretionary                             5.7
Financials                                         0.7
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Microsoft Corp.                                    5.0%
Amazon.com, Inc.                                   4.2
Uber Technologies, Inc.                            3.4
Siemens AG                                         3.1
NVIDIA Corp.                                       2.9
ServiceNow, Inc.                                   2.9
Seagen, Inc.                                       2.9
Alphabet, Inc., Class C                            2.7
Regeneron Pharmaceuticals, Inc.                    2.6
Keysight Technologies, Inc.                        2.2
                                                --------
     Total                                        31.9%
                                                ========

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INNOVATION LEADERS ETF (ILDR) (CONTINUED)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                MAY 25, 2021 - FEBRUARY 28, 2023

            First Trust Innovation       Russell 3000(R)
                 Leaders ETF              Growth Index
5/25/21            $10,000                   $10,000
8/31/21             11,435                    11,337
2/28/22              9,242                    10,396
8/31/22              7,575                     9,133
2/28/23              7,655                     9,044


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)

The First Trust Expanded Technology ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund's investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology. Prior to March 16, 2023 consumer discretionary companies were included in the Fund's strategy. As of that date financial companies replaced consumer discretionary companies in the strategy. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc.
under the ticker symbol "XPND."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                      AVERAGE ANNUAL     CUMULATIVE
                                                                                      TOTAL RETURNS     TOTAL RETURNS
                                                               6 Months    1 Year       Inception         Inception
                                                                Ended       Ended       (6/14/21)         (6/14/21)
                                                               2/28/23     2/28/23      to 2/28/23       to 2/28/23
FUND PERFORMANCE
NAV                                                             1.50%      -12.35%        -8.70%           -14.41%
Market Price                                                    1.44%      -12.40%        -8.73%           -14.46%

INDEX PERFORMANCE
S&P 500(R) Information Technology Index                         1.21%      -10.96%        -2.24%            -3.80%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 9.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            90.0%
Communication Services                            10.0
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Visa, Inc., Class A                                4.7%
Mastercard, Inc., Class A                          4.5
Apple, Inc.                                        4.5
Microsoft Corp.                                    4.5
Broadcom, Inc.                                     4.4
Alphabet, Inc., Class A                            4.1
Cisco Systems, Inc.                                3.8
Salesforce, Inc.                                   3.5
Texas Instruments, Inc.                            3.3
Netflix, Inc.                                      3.3
                                                --------
     Total                                        40.6%
                                                ========

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND) (CONTINUED)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JUNE 14, 2021 - FEBRUARY 28, 2023

            First Trust Expanded       S&P 500(R) Information
               Technology ETF             Technology Index
6/14/21           $10,000                     $10,000
8/31/21            10,837                      11,097
2/28/22             9,764                      10,804
8/31/22             8,432                       9,505
2/28/23             8,559                       9,620


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-STRATEGY ALTERNATIVE ETF (LALT)

The First Trust Multi-Strategy Alternative ETF (the "Fund") seeks to provide long-term total return. The Fund is an actively managed exchange-traded fund
("ETF") that seeks to achieve long-term total return by allocating its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500(R) Index or
Bloomberg Aggregate Bond Index) over various market cycles. The alternative asset categories and strategies the Fund may employ include, but are not limited to, hedged equity, long/short, event driven, managed futures, commodities, real estate, opportunistic fixed income, relative value, currencies and global macro.
The Fund will primarily gain exposure to these alternative asset categories and strategies through investments in exchange-traded products ("ETPs") (including
ETFs, exchange-traded notes ("ETNs") and trusts backed by physical commodities or currencies). The Fund is classified as "non-diversified" under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc. under the ticker "LALT."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                                         CUMULATIVE
                                                                                                        TOTAL RETURNS
                                                                                                          Inception
                                                                                                          (1/31/23)
                                                                                                         to 2/28/23
FUND PERFORMANCE
NAV                                                                                                        -1.10%
Market Price                                                                                               -0.70%

INDEX PERFORMANCE
Hedge Fund Research HFRX Global Hedge Fund Index                                                           -0.47%
---------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 9.)

----------------------------------------------------------
                                                  % OF
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
Exchange-Traded Funds                             99.9%
Net Other Assets and Liabilities                   0.1
                                                --------
     Total                                       100.0%
                                                ========

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-STRATEGY ALTERNATIVE ETF (LALT) (CONTINUED)


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     JANUARY 31, 2023 - FEBRUARY 28, 2023

            First Trust Multi-Strategy       Hedge Fund Research HFRX
                 Alternative ETF             Golbal Hedge Fund Index
1/31/23              $10,000                         $10,000
2/28/23                9,890                           9,953


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                          Page 9


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Innovation Leaders ETF (the "Fund"). First Trust is
responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The following persons serve as portfolio managers of the Fund:

BOB HENSLEY, CFA, VICE PRESIDENT OF FIRST TRUST
DAVID MCGAREL, CFA, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND
   MANAGING DIRECTOR OF FIRST TRUST
CHRIS PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST
JARED WOLLEN, CFA, VICE PRESIDENT OF FIRST TRUST

Each portfolio manager has served in such capacity for the Fund since May 2021.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the First Trust Expanded Technology ETF (the "Fund").
First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The Fund's portfolio is managed by a team (the "Investment Committee")
consisting of:

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST
JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST
ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST
STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST
CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST
ERIK RUSSO, VICE PRESIDENT OF FIRST TRUST
OMAR SEPULVEDA, VICE PRESIDENT OF FIRST TRUST

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund. Each Investment Committee member has served as a part of the portfolio management team for the Fund since June 2021.

                                                                         Page 11


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Strategy Alternative ETF (the "Fund"). First
Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

The following persons serve as the portfolio managers of the Fund:

JOHN GAMBLA, CFA, FRM, PRM, SENIOR VICE PRESIDENT, CO-HEAD OF THE ALTERNATIVES
   INVESTMENT TEAM OF FIRST TRUST
ROB A. GUTTSCHOW, CFA, SENIOR VICE PRESIDENT, CO-HEAD OF THE ALTERNATIVES
   INVESTMENT TEAM OF FIRST TRUST
DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING
   DIRECTOR OF FIRST TRUST
DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST
CHRIS A. PETERSEN, CFA, SENIOR VICE PRESIDENT AND HEAD OF RESEARCH STRATEGY
   OF FIRST TRUST

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as a part of the portfolio management team of the Fund since January 2023.


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of First Trust Innovation Leaders ETF, First Trust Expanded
Technology ETF or First Trust Multi-Strategy Alternative ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                        EXPENSE RATIO       EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE        ACCOUNT VALUE      SIX-MONTH           SIX-MONTH
                                                SEPTEMBER 1, 2022    FEBRUARY 28, 2023      PERIOD           PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INNOVATION LEADERS ETF (ILDR)
Actual                                              $1,000.00            $1,010.50          0.75%               $3.74
Hypothetical (5% return before expenses)            $1,000.00            $1,021.08          0.75%               $3.76

FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)
Actual                                              $1,000.00            $1,015.00          0.65%               $3.25
Hypothetical (5% return before expenses)            $1,000.00            $1,021.57          0.65%               $3.26



-----------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED        EXPENSES PAID
                                                                                        EXPENSE RATIO     DURING THE PERIOD
                                                    BEGINNING             ENDING         BASED ON THE   JANUARY 31, 2023 (b)
                                                  ACCOUNT VALUE        ACCOUNT VALUE    NUMBER OF DAYS           TO
                                               JANUARY 31, 2023 (b)  FEBRUARY 28, 2023  IN THE PERIOD   FEBRUARY 28, 2023 (c)
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-STRATEGY ALTERNATIVE ETF (LALT) (d)
Actual                                              $1,000.00            $  989.00          0.20%               $0.16
Hypothetical (5% return before expenses)            $1,000.00            $1,023.80          0.20%               $1.00


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

(b)   Inception date.

(c)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January
      31, 2023 through February 28, 2023), multiplied by 29/365. Hypothetical expenses are assumed for the most recent six-month period.

(d)   Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

                                                                         Page 13


FIRST TRUST INNOVATION LEADERS ETF (ILDR)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 96.5%
               AEROSPACE & DEFENSE -- 3.7%
          499  AeroVironment, Inc. (a)                  $      42,784
          110  L3Harris Technologies, Inc.                     23,231
          101  Northrop Grumman Corp.                          46,875
                                                        -------------
                                                              112,890
                                                        -------------
               AUTOMOBILES -- 1.0%
          150  Tesla, Inc. (a)                                 30,856
                                                        -------------
               BIOTECHNOLOGY -- 17.4%
          235  Alnylam Pharmaceuticals, Inc. (a)               44,991
          750  Apellis Pharmaceuticals, Inc. (a)               49,110
        1,443  Arcus Biosciences, Inc. (a)                     26,277
          550  BioMarin Pharmaceutical, Inc. (a)               54,775
        4,295  Coherus Biosciences, Inc. (a)                   29,077
          448  Intellia Therapeutics, Inc. (a)                 17,996
        1,181  Myovant Sciences Ltd. (a)                       31,840
          101  Regeneron Pharmaceuticals,
                  Inc. (a)                                     76,802
          804  REGENXBIO, Inc. (a)                             17,889
          475  Seagen, Inc. (a)                                85,353
        1,350  SpringWorks Therapeutics,
                  Inc. (a)                                     43,065
          200  Vertex Pharmaceuticals, Inc. (a)                58,058

                                                        -------------
                                                              535,233
                                                        -------------
               CAPITAL MARKETS -- 0.7%
          300  Tradeweb Markets, Inc., Class A                 21,267
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
          270  Arista Networks, Inc. (a)                       37,449
          499  Ciena Corp. (a)                                 24,062
                                                        -------------
                                                               61,511
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
          240  MasTec, Inc. (a)                                23,453
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
        1,200  Radius Global Infrastructure, Inc.,
                  Class A (a)                                  16,356
                                                        -------------
               ELECTRICAL EQUIPMENT -- 4.4%
        1,000  Bloom Energy Corp., Class A (a)                 21,690
          479  Emerson Electric Co.                            39,618
          150  Generac Holdings, Inc. (a)                      18,002
          349  Schneider Electric SE (EUR)                     56,153
                                                        -------------
                                                              135,463
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 4.0%
          400  Keysight Technologies, Inc. (a)                 63,984
          250  TE Connectivity Ltd.                            31,830
           90  Zebra Technologies Corp.,
                  Class A (a)                                  27,022
                                                        -------------
                                                              122,836
                                                        -------------
               ENTERTAINMENT -- 1.5%
          326  Activision Blizzard, Inc.                       24,857

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               ENTERTAINMENT (CONTINUED)
          200  Take-Two Interactive Software,
                  Inc. (a)                              $      21,910
                                                        -------------
                                                               46,767
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 5.1%
          180  Align Technology, Inc. (a)                      55,710
          212  Dexcom, Inc. (a)                                23,534
          693  Globus Medical, Inc., Class A (a)               40,430
           68  Intuitive Surgical, Inc. (a)                    15,599
          898  Outset Medical, Inc. (a)                        20,483
                                                        -------------
                                                              155,756
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.9%
          599  Castle Biosciences, Inc. (a)                    15,083
          400  Fulgent Genetics, Inc. (a)                      13,116
                                                        -------------
                                                               28,199
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 3.0%
          599  Siemens AG (EUR)                                91,676
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 5.1%
          900  Alphabet, Inc., Class C (a)                     81,270
          300  Meta Platforms, Inc., Class A (a)               52,482
          999  ZoomInfo Technologies, Inc. (a)                 24,146
                                                        -------------
                                                              157,898
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 4.5%
        1,317  Amazon.com, Inc. (a)                           124,101
          110  Etsy, Inc. (a)                                  13,355
                                                        -------------
                                                              137,456
                                                        -------------
               IT SERVICES -- 6.4%
           15  Adyen N.V. (EUR) (a) (b) (c)                    21,342
          448  Block, Inc. (a)                                 34,375
          120  MongoDB, Inc. (a)                               25,142
          350  Shopify, Inc., Class A (a)                      14,399
          799  Toast, Inc., Class A (a)                        15,117
          374  Twilio, Inc., Class A (a)                       25,137
          275  Visa, Inc., Class A                             60,484
                                                        -------------
                                                              195,996
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.4%
        1,751  Cytek Biosciences, Inc. (a)                     18,035
          105  Thermo Fisher Scientific, Inc.                  56,885
                                                        -------------
                                                               74,920
                                                        -------------
               MEDIA -- 1.1%
          599  Trade Desk (The), Inc., Class A (a)             33,520
                                                        -------------
               ROAD & RAIL -- 3.3%
        2,996  Uber Technologies, Inc. (a)                     99,647
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 7.8%
        1,249  Allegro MicroSystems, Inc. (a)                  54,556
          175  Enphase Energy, Inc. (a)                        36,843

Page 14                 See Notes to Financial Statements


FIRST TRUST INNOVATION LEADERS ETF (ILDR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          374  NVIDIA Corp.                             $      86,828
          200  NXP Semiconductors N.V.                         35,696
          574  Rambus, Inc. (a)                                25,388
                                                        -------------
                                                              239,311
                                                        -------------
               SOFTWARE -- 20.9%
          125  Aspen Technology, Inc. (a)                      26,501
          299  Autodesk, Inc. (a)                              59,408
          399  Bentley Systems, Inc., Class B                  16,144
          450  Crowdstrike Holdings, Inc.,
                  Class A (a)                                  54,311
          599  Datadog, Inc., Class A (a)                      45,835
          110  Intuit, Inc.                                    44,790
          598  Microsoft Corp.                                149,153
        2,995  Palantir Technologies, Inc.,
                  Class A (a)                                  23,481
           75  Paylocity Holding Corp. (a)                     14,446
          200  ServiceNow, Inc. (a)                            86,434
          250  Sprout Social, Inc., Class A (a)                15,245
        1,548  SUSE S.A. (EUR) (a)                             30,503
          175  Workday, Inc., Class A (a)                      32,457
          266  Workiva, Inc. (a)                               23,727
          133  Zscaler, Inc. (a)                               17,443
                                                        -------------
                                                              639,878
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 96.5%                                  2,960,889
               (Cost $3,383,407)                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MONEY MARKET FUNDS -- 3.5%
      107,159  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (d)                             $     107,159
               (Cost $107,159)                          -------------

               TOTAL INVESTMENTS -- 100.0%                  3,068,048
               (Cost $3,490,566)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                          (156)
                                                        -------------
               NET ASSETS -- 100.0%                     $   3,067,892
                                                        =============

(a)   Non-income producing security.

(b)   This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(d)   Rate shown reflects yield as of February 28, 2023.

---------------------------------------------------------------------
                                                         % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                        INVESTMENTS
---------------------------------------------------------------------
USD                                                         93.5%
EUR                                                          6.5
                                                          --------
Total                                                      100.0%
                                                          ========

Currency Abbreviations:
EUR   - Euro
USD   - United States Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*........................................   $    2,960,889    $    2,960,889    $           --    $           --
Money Market Funds....................................          107,159           107,159                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments.....................................   $    3,068,048    $    3,068,048    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 15


FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               COMMUNICATIONS EQUIPMENT
                  -- 5.8%
          900  Arista Networks, Inc. (a)                $     124,830
        4,686  Cisco Systems, Inc.                            226,896
                                                        -------------
                                                              351,726
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 8.0%
        1,603  Amphenol Corp., Class A                        124,264
          604  CDW Corp.                                      122,262
        3,396  Corning, Inc.                                  115,294
          658  Keysight Technologies, Inc. (a)                105,254
           39  Teledyne Technologies, Inc. (a)                 16,773
                                                        -------------
                                                              483,847
                                                        -------------
               ENTERTAINMENT -- 3.2%
          607  Netflix, Inc. (a)                              195,533
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 4.1%
        2,713  Alphabet, Inc., Class A (a)                    244,333
                                                        -------------
               IT SERVICES -- 19.8%
          160  Akamai Technologies, Inc. (a)                   11,616
          640  Automatic Data Processing, Inc.                140,685
           96  Broadridge Financial Solutions,
                  Inc.                                         13,515
           40  EPAM Systems, Inc. (a)                          12,306
        1,346  Fiserv, Inc. (a)                               154,911
           79  FleetCor Technologies, Inc. (a)                 16,968
        1,250  International Business Machines
                  Corp.                                       161,625
           87  Jack Henry & Associates, Inc.                   14,289
          768  Mastercard, Inc., Class A                      272,863
        1,014  Paychex, Inc.                                  111,945
        1,270  Visa, Inc., Class A                            279,324
                                                        -------------
                                                            1,190,047
                                                        -------------
               MEDIA -- 2.7%
          351  Charter Communications, Inc.,
                  Class A (a)                                 129,031
          448  Interpublic Group of (The) Cos.,
                  Inc.                                         15,922
          195  Omnicom Group, Inc.                             17,661
                                                        -------------
                                                              162,614
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 26.6%
          899  Analog Devices, Inc.                           164,940
        1,455  Applied Materials, Inc.                        168,998
          441  Broadcom, Inc.                                 262,082
          392  Enphase Energy, Inc. (a)                        82,528
          335  KLA Corp.                                      127,092
          299  Lam Research Corp.                             145,317
        1,583  Microchip Technology, Inc.                     128,270
        1,570  ON Semiconductor Corp. (a)                     121,534
        1,511  QUALCOMM, Inc.                                 186,654

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          156  Skyworks Solutions, Inc.                 $      17,405
        1,141  Texas Instruments, Inc.                        195,624
                                                        -------------
                                                            1,600,444
                                                        -------------
               SOFTWARE -- 24.4%
          595  Adobe, Inc. (a)                                192,750
           54  ANSYS, Inc. (a)                                 16,395
          621  Autodesk, Inc. (a)                             123,387
          384  Bentley Systems, Inc., Class B                  15,537
          750  Cadence Design Systems, Inc. (a)               144,705
          419  Intuit, Inc.                                   170,608
        1,081  Microsoft Corp.                                269,623
          771  Palo Alto Networks, Inc. (a)                   145,233
           51  Paycom Software, Inc. (a)                       14,742
           70  Paylocity Holding Corp. (a)                     13,483
          121  PTC, Inc. (a)                                   15,165
        1,274  Salesforce, Inc. (a)                           208,439
          390  Synopsys, Inc. (a)                             141,866
                                                        -------------
                                                            1,471,933
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 5.0%
        1,847  Apple, Inc.                                    272,266
          903  Hewlett Packard Enterprise Co.                  14,096
          228  NetApp, Inc.                                    14,718
                                                        -------------
                                                              301,080
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.6%                                  6,001,557
               (Cost $6,461,226)                        -------------

               MONEY MARKET FUNDS -- 0.3%
       17,990  Morgan Stanley Institutional Liquidity
                   Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                    17,990
               (Cost $17,990)                           -------------

               TOTAL INVESTMENTS -- 99.9%                   6,019,547
               (Cost $6,479,216)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           4,040
                                                        -------------
               NET ASSETS -- 100.0%                     $   6,023,587
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2023.

Page 16                 See Notes to Financial Statements


FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*........................................   $    6,001,557    $    6,001,557    $           --    $           --
Money Market Funds....................................           17,990            17,990                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments.....................................   $    6,019,547    $    6,019,547    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 17


FIRST TRUST MULTI-STRATEGY ALTERNATIVE ETF (LALT)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 99.9%
               CAPITAL MARKETS -- 99.9%
        7,144  First Trust Alternative Absolute
                  Return Strategy ETF (a)               $     212,963
        4,066  First Trust Global Tactical
                  Commodity Strategy Fund (a)                  95,917
        2,033  First Trust Long/Short Equity
                  ETF (a)                                     100,207
        2,099  First Trust Low Duration
                  Opportunities ETF (a)                       100,017
        4,506  First Trust Managed Futures
                  Strategy Fund (a)                           212,593
        5,913  First Trust Merger Arbitrage
                  ETF (a)                                     118,970
        4,121  First Trust TCW Unconstrained
                  Plus Bond ETF (a)                            98,986
          516  Invesco Currencyshares Swiss
                  Franc Trust (b)                              48,841
                                                        -------------

               TOTAL INVESTMENTS -- 99.9%                     988,494
               (Cost $999,992)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           1,034
                                                        -------------
               NET ASSETS -- 100.0%                     $     989,528
                                                        =============

(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Exchange-Traded Funds*................................   $      988,494    $      988,494    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

Page 18                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


                                                                          FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                           INNOVATION           EXPANDED          MULTI-STRATEGY
                                                                          LEADERS ETF        TECHNOLOGY ETF       ALTERNATIVE ETF
                                                                             (ILDR)              (XPND)               (LALT)
                                                                        ----------------    -----------------    -----------------
ASSETS:
Investments, at value - Unaffiliated................................    $      3,068,048    $       6,019,547    $          48,841
Investments, at value - Affiliated..................................                  --                   --              939,653
                                                                        ----------------    -----------------    -----------------
   Total investments, at value......................................           3,068,048            6,019,547              988,494
Cash................................................................                  --                   --                1,187
Receivables:
   Dividends........................................................               1,344                7,143                   --
   Reclaims.........................................................                 315                   --                   --
                                                                        ----------------    -----------------    -----------------
   Total Assets.....................................................           3,069,707            6,026,690              989,681
                                                                        ----------------    -----------------    -----------------

LIABILITIES:
Investment advisory fees payable....................................               1,815                3,103                  153
                                                                        ----------------    -----------------    -----------------
   Total Liabilities................................................               1,815                3,103                  153
                                                                        ----------------    -----------------    -----------------
NET ASSETS..........................................................    $      3,067,892    $       6,023,587    $         989,528
                                                                        ================    =================    =================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $      4,272,713    $       8,877,901    $       1,000,028
Par value...........................................................               2,000                3,500                  500
Accumulated distributable earnings (loss)...........................          (1,206,821)          (2,857,814)             (11,000)
                                                                        ----------------    -----------------    -----------------
NET ASSETS..........................................................    $      3,067,892    $       6,023,587    $         989,528
                                                                        ================    =================    =================
NET ASSET VALUE, per share..........................................    $          15.34    $           17.21    $           19.79
                                                                        ================    =================    =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................             200,002              350,002               50,002
                                                                        ================    =================    =================
Investments, at cost - Unaffiliated.................................    $      3,490,566    $       6,479,216    $          50,269
                                                                        ================    =================    =================
Investments, at cost - Affiliated...................................    $             --    $              --    $         949,723
                                                                        ================    =================    =================
Total investments, at cost..........................................    $      3,490,566    $       6,479,216    $         999,992
                                                                        ================    =================    =================


                        See Notes to Financial Statements                Page 19


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2023 (UNAUDITED)


                                                                          FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                           INNOVATION           EXPANDED          MULTI-STRATEGY
                                                                          LEADERS ETF        TECHNOLOGY ETF       ALTERNATIVE ETF
                                                                             (ILDR)              (XPND)             (LALT) (a)
                                                                        ----------------    -----------------    -----------------
INVESTMENT INCOME:
Dividends - Unaffiliated............................................    $          7,170    $          76,943    $              --
Dividends - Affiliated..............................................                  --                   --                  654
Foreign withholding tax.............................................                (148)                  --                   --
                                                                        ----------------    -----------------    -----------------
   Total investment income..........................................               7,022               76,943                  654
                                                                        ----------------    -----------------    -----------------

EXPENSES:
Investment advisory fees............................................              10,974               45,703                  153
                                                                        ----------------    -----------------    -----------------
   Total expenses...................................................              10,974               45,703                  153
                                                                        ----------------    -----------------    -----------------
NET INVESTMENT INCOME (LOSS)........................................              (3,952)              31,240                  501
                                                                        ----------------    -----------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Unaffiliated.......................................            (214,118)          (1,010,589)                  (1)
   Investments - Affiliated.........................................                  --                   --                   (2)
   In-kind redemptions - Unaffiliated...............................                  --              202,201                   --
   In-kind redemptions - Affiliated.................................                  --                   --                   --
   Foreign currency transactions....................................                 (39)                  --                   --
                                                                        ----------------    -----------------    -----------------
Net realized gain (loss)............................................            (214,157)            (808,388)                  (3)
                                                                        ----------------    -----------------    -----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Unaffiliated.......................................             250,320            1,318,985               (1,428)
   Investments - Affiliated.........................................                  --                   --              (10,070)
   Foreign currency translation.....................................                  (5)                  --                   --
                                                                        ----------------    -----------------    -----------------
Net change in unrealized appreciation (depreciation)................             250,315            1,318,985              (11,498)
                                                                        ----------------    -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................              36,158              510,597              (11,501)
                                                                        ----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................    $         32,206    $         541,837    $         (11,000)
                                                                        ================    =================    =================


(a)   Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 20                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST                         FIRST TRUST
                                                                     INNOVATION                           EXPANDED
                                                                    LEADERS ETF                        TECHNOLOGY ETF
                                                                       (ILDR)                              (XPND)
                                                          --------------------------------    --------------------------------
                                                            SIX MONTHS                          SIX MONTHS
                                                              ENDED                               ENDED
                                                            2/28/2023         YEAR ENDED        2/28/2023         YEAR ENDED
                                                           (UNAUDITED)        8/31/2022        (UNAUDITED)        8/31/2022
                                                          --------------    --------------    --------------    --------------
OPERATIONS:
Net investment income (loss)............................  $       (3,952)   $      (16,898)   $       31,240    $       31,444
Net realized gain (loss)................................        (214,157)         (345,905)         (808,388)       (1,562,992)
Net change in unrealized appreciation (depreciation)....         250,315          (994,121)        1,318,985        (2,600,150)
                                                          --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   operations...........................................          32,206        (1,356,924)          541,837        (4,131,698)
                                                          --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................              --            (5,085)          (39,630)          (16,900)
                                                          --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................              --         2,079,627         2,346,235         4,886,380
Cost of shares redeemed.................................              --        (1,125,105)      (12,124,808)       (1,837,015)
                                                          --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................              --           954,522        (9,778,573)        3,049,365
                                                          --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.................          32,206          (407,487)       (9,276,366)       (1,099,233)

NET ASSETS:
Beginning of period.....................................       3,035,686         3,443,173        15,299,953        16,399,186
                                                          --------------    --------------    --------------    --------------
End of period...........................................  $    3,067,892    $    3,035,686    $    6,023,587    $   15,299,953
                                                          ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................         200,002           150,002           900,002           750,002
Shares sold.............................................              --           100,000           150,000           250,000
Shares redeemed.........................................              --           (50,000)         (700,000)         (100,000)
                                                          --------------    --------------    --------------    --------------
Shares outstanding, end of period.......................         200,002           200,002           350,002           900,002
                                                          ==============    ==============    ==============    ==============


                        See Notes to Financial Statements                Page 21


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                           FIRST TRUST
                                                          MULTI-STRATEGY
                                                          ALTERNATIVE ETF
                                                              (LALT)
                                                          --------------
                                                           PERIOD ENDED
                                                            2/28/2023
                                                          (UNAUDITED) (a)
                                                          --------------
OPERATIONS:
Net investment income (loss)............................  $          501
Net realized gain (loss)................................              (3)
Net change in unrealized appreciation (depreciation)....         (11,498)
                                                          --------------
Net increase (decrease) in net assets resulting from
   operations...........................................         (11,000)
                                                          --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................              --
                                                          --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       1,000,528
Cost of shares redeemed.................................              --
                                                          --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions.............................       1,000,528
                                                          --------------
Total increase (decrease) in net assets.................         989,528

NET ASSETS:
Beginning of period.....................................              --
                                                          --------------
End of period...........................................  $      989,528
                                                          ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................              --
Shares sold.............................................          50,002
Shares redeemed.........................................              --
                                                          --------------
Shares outstanding, end of period.......................          50,002
                                                          ==============


(a)   Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 22                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INNOVATION LEADERS ETF (ILDR)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR            PERIOD
                                                                   2/28/2023          ENDED           ENDED
                                                                  (UNAUDITED)       8/31/2022     8/31/2021 (a)
                                                                 --------------   -------------   --------------
Net asset value, beginning of period...........................     $  15.18        $   22.95        $  20.07
                                                                    --------        ---------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.02)           (0.08)          (0.02)
Net realized and unrealized gain (loss)........................         0.18            (7.66)           2.90
                                                                    --------        ---------        --------
Total from investment operations...............................         0.16            (7.74)           2.88
                                                                    --------        ---------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................           --            (0.00) (b)         --
Net realized gain..............................................           --            (0.03)             --
                                                                    --------        ---------        --------
Total distributions............................................           --            (0.03)             --
                                                                    --------        ---------        --------
Net asset value, end of period.................................     $  15.34        $   15.18        $  22.95
                                                                    ========        =========        ========
TOTAL RETURN (c)...............................................         1.05%          (33.75)%         14.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  3,068        $   3,036        $  3,443
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.75% (d)        0.75%           0.75% (d)
Ratio of net investment income (loss) to average net assets....        (0.27)% (d)      (0.51)%         (0.49)% (d)
Portfolio turnover rate (e)....................................           22%              58%              9%


FIRST TRUST EXPANDED TECHNOLOGY ETF (XPND)


                                                                   SIX MONTHS
                                                                     ENDED            YEAR           PERIOD
                                                                   2/28/2023          ENDED           ENDED
                                                                  (UNAUDITED)       8/31/2022     8/31/2021 (a)
                                                                 --------------   -------------  --------------
Net asset value, beginning of period...........................     $  17.00        $   21.87        $  20.18
                                                                    --------        ---------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         0.04             0.04           (0.00) (b)
Net realized and unrealized gain (loss)........................         0.21            (4.89)           1.69
                                                                    --------        ---------        --------
Total from investment operations...............................         0.25            (4.85)           1.69
                                                                    --------        ---------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................        (0.04)           (0.02)             --
                                                                    --------        ---------        --------
Net asset value, end of period.................................     $  17.21        $   17.00        $  21.87
                                                                    ========        =========        ========
TOTAL RETURN (c)...............................................         1.50%          (22.19)%          8.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  6,024        $  15,300        $ 16,399
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.65% (d)        0.65%           0.65% (d)
Ratio of net investment income (loss) to average net assets....         0.44% (d)        0.19%          (0.03)% (d)
Portfolio turnover rate (e)....................................           43%              88%              0%


(a)   Inception dates for ILDR and XPND are May 25, 2021 and June 14, 2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 23


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST MULTI-STRATEGY ALTERNATIVE ETF (LALT)


                                                                     PERIOD
                                                                     ENDED
                                                                   2/28/2023
                                                                 (UNAUDITED) (a)
                                                                 --------------
Net asset value, beginning of period...........................     $  20.01
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         0.01
Net realized and unrealized gain (loss)........................        (0.23)
                                                                    --------
Total from investment operations...............................        (0.22)
                                                                    --------
Net asset value, end of period.................................     $  19.79
                                                                    ========
TOTAL RETURN (b)...............................................        (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $    990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.20% (c)
Ratio of net investment income (loss) to average net assets....         0.66% (c)
Portfolio turnover rate (d)....................................            0%


(a)   Inception date is January 31, 2023, which is consistent with the Fund's commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 24                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the three funds (each a "Fund" and collectively, the "Funds")
listed below. The shares of each Fund are listed and traded on the NYSE Arca,
Inc.

        First Trust Innovation Leaders ETF - (ticker "ILDR")
        First Trust Expanded Technology ETF - (ticker "XPND")
        First Trust Multi-Strategy Alternative ETF - (ticker "LALT")(1)

(1)   Commenced investment operations on January 31, 2023.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. ILDR's investment objective seeks to provide capital appreciation. XPND's investment objective seeks to provide long-term capital appreciation. LALT's investment objective is long-term total return.

Under normal market conditions, ILDR will invest at least 80% of its net assets
(plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.

Under normal market conditions, XPND will invest at least 80% of its net assets
(plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund's investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology. Prior to March 16, 2023 consumer discretionary companies were included in the Fund's strategy. As of that date financial companies replaced consumer discretionary companies in the strategy.

Under normal market conditions, LALT allocates its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500(R) Index or Bloomberg Aggregate Bond
Index) over various market cycles.

There can be no assurance that a Fund will achieve its investment objective. The
Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities.
Each Fund's NAV is calculated by dividing the value of all assets of the Fund
(including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor"), in accordance with valuation procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments.
Each Fund's investments are valued as follows:

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur;

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2023, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. AFFILIATED TRANSACTIONS

LALT invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the
Statements of Operations.

                                                                         Page 27


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

Amounts related to these investments at February 28, 2023 and for the fiscal period then ended are as follows:


                                                                                 CHANGE IN
                                                                                UNREALIZED     REALIZED
                      SHARES AT     VALUE AT                                   APPRECIATION      GAIN        VALUE AT      DIVIDEND
SECURITY NAME         2/28/2023     1/31/2023      PURCHASES        SALES      (DEPRECIATION)   (LOSS)       2/28/2023      INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust
   Alternative
   Absolute Return
   Strategy ETF            7,144  $          --  $     214,530  $        (211) $      (1,357) $         1  $     212,963  $       --
First Trust
   Global Tactical
   Commodity
   Strategy Fund           4,066             --        100,325            (96)        (4,310)          (2)        95,917          --
First Trust
   Long/Short
   Equity ETF              2,033             --        102,442           (101)        (2,134)          --        100,207          --
First Trust
   Low Duration
   Opportunities ETF       2,099             --        100,934            (96)          (821)          --        100,017         283
First Trust
   Managed Futures
   Strategy Fund           4,506             --        212,287           (235)            541          --        212,593          --
First Trust Merger
   Arbitrage ETF           5,913             --        118,853           (120)            237          --        118,970          --
First Trust TCW
   Unconstrained
   Plus Bond ETF           4,121             --        101,311            (98)        (2,226)          (1)        98,986         371
                                  --------------------------------------------------------------------------------------------------
                                  $          --  $     950,682  $        (957) $     (10,070) $        (2) $     939,653  $      654
                                  ==================================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2022, was as follows:


                                                                Distributions                     Distributions
                                                                  paid from      Distributions      paid from
                                                                  Ordinary         paid from        Return of
                                                                   Income        Capital Gains       Capital
                                                                -------------    -------------    --------------
First Trust Innovation Leaders ETF                              $       5,085    $          --    $           --
First Trust Expanded Technology ETF                                    16,900               --                --


As of August 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                  Accumulated          Net
                                                                Undistributed     Capital and       Unrealized
                                                                  Ordinary           Other         Appreciation
                                                                   Income         Gain (Loss)     (Depreciation)
                                                                -------------    -------------    --------------
First Trust Innovation Leaders ETF                              $     (10,531)   $    (528,761)   $     (699,735)
First Trust Expanded Technology ETF                                    14,544       (1,548,181)       (1,826,384)



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

F. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For ILDR and XPND the taxable years ending 2021 and 2022 remain open to federal and state audit. As of
February 28, 2023, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulators, to offset future capital gains.


                                                                Non-Expiring
                                                                Capital Loss
                                                                Carryforward
                                                                -------------
First Trust Innovation Leaders ETF                              $     528,761
First Trust Expanded Technology ETF                                 1,548,181


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2022, the Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                   Qualified Late Year Losses
                                                 -------------------------------
                                                 Ordinary Losses  Capital Losses
                                                 ---------------  --------------
First Trust Innovation Leaders ETF                  $   10,531       $      --
First Trust Expanded Technology ETF                         --              --


As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                   Gross            Gross        Net Unrealized
                                                                 Unrealized       Unrealized      Appreciation
                                                 Tax Cost       Appreciation    (Depreciation)   (Depreciation)
                                              --------------   --------------   --------------   --------------
First Trust Innovation Leaders ETF            $    3,490,566   $      220,529   $     (643,047)  $     (422,518)
First Trust Expanded Technology ETF                6,479,216          254,883         (714,552)        (459,669)
First Trust Multi-Strategy Alternative ETF           999,992              778          (12,276)         (11,498)


G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1

                                                                         Page 29


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

plan, if any, and extraordinary expenses. Effective November 1, 2022, for ILDR and XPND, and for LALT from its date of inception, January 31, 2023, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints                                     ILDR
-------------------------------------------------------------------------    --------
Fund net assets up to and including $2.5 billion                             0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion     0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion     0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion    0.69375%
Fund net assets greater than $10 billion                                     0.67500%



                               Breakpoints                                     XPND       LALT
-------------------------------------------------------------------------    -------------------
Fund net assets up to and including $2.5 billion                             0.65000%   0.20000%
Fund net assets greater than $2.5 billion up to and including $5 billion     0.63375%   0.19500%
Fund net assets greater than $5 billion up to and including $7.5 billion     0.61750%   0.19000%
Fund net assets greater than $7.5 billion up to and including $10 billion    0.60125%   0.18500%
Fund net assets greater than $10 billion up to and including $15 billion     0.58500%   0.18000%
Fund net assets greater than $15 billion                                     0.55250%   0.17000%


Prior to November 1, 2022, ILDR and XPND paid First Trust an annual unitary management fee based on each Fund's average daily net assets at the rates set forth below:


                                                                    Rate
                                                               --------------
First Trust Innovation Leaders ETF                                 0.75%
First Trust Expanded Technology ETF                                0.65%


The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2023, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust Innovation Leaders ETF                                            $      625,448   $      694,895
First Trust Expanded Technology ETF                                                5,667,012        5,684,932
First Trust Multi-Strategy Alternative ETF                                                --            1,053


For the fiscal period ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                                Purchases          Sales
                                                                              --------------   --------------
First Trust Innovation Leaders ETF                                            $           --   $           --
First Trust Expanded Technology ETF                                                2,338,984       12,093,187
First Trust Multi-Strategy Alternative ETF                                         1,001,048               --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023 for
ILDR and XPND, and January 27, 2025 for LALT.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 31


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in

                                                                         Page 33

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

              NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                              ADVISORY AGREEMENTS

   BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

                   FIRST TRUST MULTI-STRATEGY ALTERNATIVE ETF

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of
First Trust Multi-Strategy Alternative ETF (the "Fund"), for an initial two-year term at a meeting held on December 12, 2022. The Board determined that the
Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the
Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the
Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by
Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund's perspective.

In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund
Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services.
The Board noted that the Fund will be an actively-managed ETF and considered that the Advisor manages other ETFs with a similar structure in the First Trust
Fund Complex. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. At the meeting, the Trustees received a presentation from members of the portfolio management team and were able to ask questions about the proposed investment strategy for the Fund. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.

The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.20% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that because the Fund will

                                                                         Page 35

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

invest in underlying ETFs, including ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the
Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point.
Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted
that the Fund's total (net) expense ratio (including the estimated acquired fund fees and expenses) was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the
Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by the Advisor, the Board considered the Advisor's statement that the Fund will be most comparable to two other ETFs in the First Trust Fund Complex that invest in underlying ETFs, including ETFs in the First Trust Fund Complex, each of which has a unitary fee rate schedule starting at an annual rate of 0.20% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreement, the Board determined that the proposed unitary fee was fair and reasonable.

The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The
Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor's estimate of the profitability of the Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable. The Board considered indirect benefits described by the
Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted
that the Advisor will not utilize soft dollars in connection with the Fund. In addition, the Board considered that the Advisor, as the investment advisor to certain of the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund's investment causes their assets to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

     BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO THE INVESTMENT
                             MANAGEMENT AGREEMENTS

                      FIRST TRUST INNOVATION LEADERS ETF
                      FIRST TRUST EXPANDED TECHNOLOGY ETF

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Amendment") of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the following two series of the
Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Innovation Leaders ETF (ILDR)
        First Trust Expanded Technology ETF (XPND)

The Board approved the Amendment for each Fund at a meeting held on October 24,
2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022.
Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the
October meeting.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2023 (UNAUDITED)

In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendment is to modify the unitary fee rate for each Fund under the
Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to each Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreement for each Fund for a one-year period ending June
30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the continuation of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of each Fund.

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Multi-Manager Large Growth ETF (MMLG)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------

                                               Wellington Management Company LLP
                                                   Sands Capital Management, LLC


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               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Wellington Management Company LLP ("Wellington")
and/or Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor"
and together, "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Multi-Manager Large Growth ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Multi-Manager Large Growth ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

The First Trust Multi-Manager Large Growth ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The
Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol "MMLG."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL           CUMULATIVE
                                                                              TOTAL RETURNS          TOTAL RETURNS
                                         6 Months Ended    1 Year Ended    Inception (7/21/20)    Inception (7/21/20)
                                            2/28/23          2/28/23           to 2/28/23             to 2/28/23
FUND PERFORMANCE
NAV                                          -0.50%          -20.59%             -3.47%                 -8.79%
Market Price                                 -0.55%          -20.61%             -3.51%                 -8.89%

INDEX PERFORMANCE
Russell 1000(R) Growth Index                 -1.24%          -13.34%              5.52%                 15.05%
Russell 1000(R) Index                         1.37%           -8.21%              9.22%                 25.85%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            46.7%
Consumer Discretionary                            14.5
Health Care                                       14.3
Communication Services                            10.5
Industrials                                        8.3
Consumer Staples                                   2.3
Financials                                         1.2
Real Estate                                        0.9
Materials                                          0.7
Energy                                             0.6
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                                   6.0%
ServiceNow, Inc.                                   4.7
Visa, Inc., Class A                                4.6
Microsoft Corp.                                    4.4
Dexcom, Inc.                                       3.8
Apple, Inc.                                        3.6
NVIDIA Corp.                                       3.2
Block, Inc.                                        3.0
CoStar Group, Inc.                                 2.3
Alphabet, Inc., Class A                            2.3
                                                --------
     Total                                        37.9%
                                                ========


                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           JULY 21, 2020 - FEBRUARY 28, 2023

            First Trust Multi-Manager      Russell 1000(R)      Russell 1000(R)
                Large Growth ETF            Growth Index             Index
1/3/19               $10,000                   $10,000              $10,000
8/31/20               11,018                    11,198               10,785
2/28/21               12,233                    11,796               12,056
8/31/21               14,285                    14,392               14,264
2/28/22               11,485                    13,277               13,711
8/31/22                9,166                    11,649               12,415
2/28/23                9,121                    11,505               12,585


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Manager Large Growth ETF ("MMLG" or the
"Fund"). The following serve as investment sub-advisors (each, a "Sub-Advisor")
to the Fund: Wellington Management Company LLP ("Wellington") and Sands Capital
Management, LLC ("Sands Capital"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

THE ADVISOR'S INVESTMENT COMMITTEE, WHICH MANAGES THE FUND'S INVESTMENTS,
CONSISTS OF:
o     Daniel J. Lindquist, Managing Director of First Trust
o     Jon C. Erickson, Senior Vice President of First Trust
o     David G. McGarel, Chief Investment Officer, Chief Operating Officer and
      Managing Director of First Trust
o     Roger F. Testin, Senior Vice President of First Trust
o     Stan Ueland, Senior Vice President of First Trust
o     Chris A. Peterson, CFA, Senior Vice President of First Trust
o     Erik Russo, Vice President of First Trust

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while each of the Sub-Advisor portfolio managers provides non-discretionary investment advice to the Investment
Committee.

                         SUB-ADVISOR PORTFOLIO MANAGERS
WELLINGTON
o     Douglas W. McLane, CFA, Senior Managing Director, Partner and Equity
      Portfolio Manager

SANDS CAPITAL
o     Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer
o     Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst
o     Thomas H. Trentman, CFA, Portfolio Manager and Senior Research Analyst

Effective December 31, 2022, Michael A. Sramek retired from Sands Capital
Management, LLC, and will no longer serve as a portfolio manager of the Fund.


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of First Trust Multi-Manager Large Growth ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2022   FEBRUARY 28, 2023      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
Actual                                               $1,000.00           $  995.00           0.85%           $4.20
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%           $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 98.8%
               AEROSPACE & DEFENSE -- 0.7%
        2,525  Raytheon Technologies Corp.              $     247,677
                                                        -------------
               AUTOMOBILES -- 0.6%
        1,037  Tesla, Inc. (a)                                213,321
                                                        -------------
               BEVERAGES -- 1.5%
        1,118  Constellation Brands, Inc.,
                  Class A                                     250,096
        3,047  Monster Beverage Corp. (a)                     310,063
                                                        -------------
                                                              560,159
                                                        -------------
               BIOTECHNOLOGY -- 1.4%
        2,729  Sarepta Therapeutics, Inc. (a)                 333,293
        1,009  Seagen, Inc. (a)                               181,307
                                                        -------------
                                                              514,600
                                                        -------------
               BUILDING PRODUCTS -- 1.0%
        2,303  Fortune Brands Innovations, Inc.               142,671
        4,000  Johnson Controls International
                  PLC                                         250,880
                                                        -------------
                                                              393,551
                                                        -------------
               CHEMICALS -- 0.7%
        1,221  Sherwin-Williams (The) Co.                     270,268
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.5%
        1,331  Republic Services, Inc.                        171,606
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
        1,155  Motorola Solutions, Inc.                       303,546
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
        4,538  WillScot Mobile Mini Holdings
                  Corp. (a)                                   233,253
                                                        -------------
               CONSUMER FINANCE -- 0.5%
        1,062  American Express Co.                           184,777
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.8%
        3,038  Amphenol Corp., Class A                        235,506
        1,417  CDW Corp.                                      286,829
        4,181  Corning, Inc.                                  141,945
                                                        -------------
                                                              664,280
                                                        -------------
               ENTERTAINMENT -- 5.1%
        2,583  Netflix, Inc. (a)                              832,062
        6,241  Sea Ltd., ADR (a)                              390,000
        1,703  Walt Disney (The) Co. (a)                      169,636
       17,115  Warner Music Group Corp.,
                  Class A                                     540,149
                                                        -------------
                                                            1,931,847
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.9%
          842  Alexandria Real Estate Equities,
                  Inc.                                        126,115
        2,837  Equity LifeStyle Properties, Inc.              194,363
                                                        -------------
                                                              320,478
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 7.8%
        1,088  Abbott Laboratories                      $     110,671
        2,453  Align Technology, Inc. (a)                     759,203
       12,968  Dexcom, Inc. (a)                             1,439,578
        3,966  Edwards Lifesciences Corp. (a)                 319,025
        2,593  Hologic, Inc. (a)                              206,507
          577  Teleflex, Inc.                                 137,459
                                                        -------------
                                                            2,972,443
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.8%
          530  Laboratory Corp. of America
                  Holdings                                    126,861
        1,170  UnitedHealth Group, Inc.                       556,850
                                                        -------------
                                                              683,711
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.1%
        4,153  Airbnb, Inc., Class A (a)                      511,982
          198  Chipotle Mexican Grill, Inc. (a)               295,234
                                                        -------------
                                                              807,216
                                                        -------------
               INSURANCE -- 0.7%
        1,204  Chubb Ltd.                                     254,068
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 4.5%
        9,566  Alphabet, Inc., Class A (a)                    861,514
        2,633  Alphabet, Inc., Class C (a)                    237,760
       10,193  Match Group, Inc. (a)                          422,194
          757  Meta Platforms, Inc., Class A (a)              132,430
        2,583  ZoomInfo Technologies, Inc. (a)                 62,431
                                                        -------------
                                                            1,716,329
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 7.0%
       23,982  Amazon.com, Inc. (a)                         2,259,824
        7,371  DoorDash, Inc., Class A (a)                    402,899
                                                        -------------
                                                            2,662,723
                                                        -------------
               IT SERVICES -- 15.9%
       14,821  Block, Inc. (a)                              1,137,215
       10,320  Cloudflare, Inc., Class A (a)                  619,303
        1,036  Concentrix Corp.                               141,766
          826  FleetCor Technologies, Inc. (a)                177,417
        1,283  Global Payments, Inc.                          143,953
        1,645  GoDaddy, Inc., Class A (a)                     124,543
        1,635  Mastercard, Inc., Class A                      580,899
       18,803  Shopify, Inc., Class A (a)                     773,556
        3,843  Snowflake, Inc., Class A (a)                   593,282
        7,901  Visa, Inc., Class A                          1,737,746
                                                        -------------
                                                            6,029,680
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.0%
        6,294  10X Genomics, Inc., Class A (a)                299,091
          725  Danaher Corp.                                  179,459
          512  Thermo Fisher Scientific, Inc.                 277,381
                                                        -------------
                                                              755,931
                                                        -------------

Page 6                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 1.0%
          941  Deere & Co.                              $     394,505
                                                        -------------
               MEDIA -- 0.7%
          763  Charter Communications, Inc.,
                  Class A (a)                                 280,486
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.6%
        1,138  Pioneer Natural Resources Co.                  228,067
                                                        -------------
               PERSONAL PRODUCTS -- 0.8%
        1,306  Estee Lauder (The) Cos., Inc.,
                  Class A                                     317,423
                                                        -------------
               PHARMACEUTICALS -- 1.2%
        1,401  Eli Lilly & Co.                                436,019
                                                        -------------
               PROFESSIONAL SERVICES -- 2.3%
       12,400  CoStar Group, Inc. (a)                         876,184
                                                        -------------
               ROAD & RAIL -- 2.1%
       24,230  Uber Technologies, Inc. (a)                    805,890
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 7.9%
        2,748  Advanced Micro Devices, Inc. (a)               215,938
        5,141  Entegris, Inc.                                 438,167
        1,288  Lam Research Corp.                             625,981
        3,500  Marvell Technology, Inc.                       158,025
        5,132  NVIDIA Corp.                                 1,191,445
        2,079  Texas Instruments, Inc.                        356,445
                                                        -------------
                                                            2,986,001
                                                        -------------
               SOFTWARE -- 16.2%
        4,580  Atlassian Corp., Class A (a)                   752,631
        6,193  Datadog, Inc., Class A (a)                     473,888
        1,910  Intuit, Inc.                                   777,714
        6,563  Microsoft Corp.                              1,636,943
        1,281  Palo Alto Networks, Inc. (a)                   241,302
          365  Paycom Software, Inc. (a)                      105,507
        1,449  Salesforce, Inc. (a)                           237,071
        4,087  ServiceNow, Inc. (a)                         1,766,279
          757  Workday, Inc., Class A (a)                     140,401
                                                        -------------
                                                            6,131,736
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SPECIALTY RETAIL -- 2.8%
        6,111  Floor & Decor Holdings, Inc.,
                  Class A (a)                           $     561,051
          182  O'Reilly Automotive, Inc. (a)                  151,078
        4,719  TJX (The) Cos., Inc.                           361,476
                                                        -------------
                                                            1,073,605
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 3.6%
        9,249  Apple, Inc.                                  1,363,395
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.7%
          827  Lululemon Athletica, Inc. (a)                  255,708
        3,333  NIKE, Inc., Class B                            395,927
                                                        -------------
                                                              651,635
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 98.8%                                 37,436,410
               (Cost $53,249,647)                       -------------

               MONEY MARKET FUNDS -- 2.0%
      752,594  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                   752,594
               (Cost $752,594)                          -------------

               TOTAL INVESTMENTS -- 100.8%                 38,189,004
               (Cost $54,002,241)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.8)%                      (289,824)
                                                        -------------
               NET ASSETS -- 100.0%                     $  37,899,180
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2023.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks*.........................................  $   37,436,410    $   37,436,410    $           --    $           --
Money Market Funds.....................................         752,594           752,594                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $   38,189,004    $   38,189,004    $           --    $           --
                                                         ==============    ==============    ==============    ==============


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                 Page 7


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $    38,189,004
Receivables:
   Investment securities sold..........................................              884,384
   Dividends...........................................................               22,884
                                                                             ---------------
   Total Assets........................................................           39,096,272
                                                                             ---------------
LIABILITIES:
Payables:
   Capital shares purchased............................................              901,414
   Investment securities purchased.....................................              269,024
   Investment advisory fees............................................               26,654
                                                                             ---------------
   Total Liabilities...................................................            1,197,092
                                                                             ---------------
NET ASSETS.............................................................      $    37,899,180
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    73,152,309
Par value..............................................................               21,000
Accumulated distributable earnings (loss)..............................          (35,274,129)
                                                                             ---------------
NET ASSETS.............................................................      $    37,899,180
                                                                             ===============
NET ASSET VALUE, per share.............................................      $         18.05
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            2,100,002
                                                                             ===============
Investments, at cost...................................................      $    54,002,241
                                                                             ===============


Page 8                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $       136,435
                                                                             ---------------
   Total investment income.............................................              136,435
                                                                             ---------------
EXPENSES:
Investment advisory fees...............................................              202,506
                                                                             ---------------
   Total expenses......................................................              202,506
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)...........................................              (66,071)
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (6,351,155)
   In-kind redemptions.................................................           (4,792,879)
                                                                             ---------------
Net realized gain (loss)...............................................          (11,144,034)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on investments....            9,524,788
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           (1,619,246)
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    (1,685,317)
                                                                             ===============


                        See Notes to Financial Statements                 Page 9


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SIX MONTHS
                                                                                                ENDED             YEAR
                                                                                              2/28/2023           ENDED
                                                                                             (UNAUDITED)        8/31/2022
                                                                                           ---------------   ---------------
OPERATIONS:
Net investment income (loss).........................................................      $       (66,071)  $      (545,799)
Net realized gain (loss).............................................................          (11,144,034)       (7,350,581)
Net change in unrealized appreciation (depreciation).................................            9,524,788       (40,729,422)
                                                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from operations......................           (1,685,317)      (48,625,802)
                                                                                           ---------------   ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................                   --        11,734,001
Cost of shares redeemed..............................................................          (23,893,811)      (70,634,728)
                                                                                           ---------------   ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........          (23,893,811)      (58,900,727)
                                                                                           ---------------   ---------------
Total increase (decrease) in net assets..............................................          (25,579,128)     (107,526,529)

NET ASSETS:
Beginning of period..................................................................           63,478,308       171,004,837
                                                                                           ---------------   ---------------
End of period........................................................................      $    37,899,180   $    63,478,308
                                                                                           ===============   ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................            3,500,002         6,050,002
Shares sold..........................................................................                   --           550,000
Shares redeemed......................................................................           (1,400,000)       (3,100,000)
                                                                                           ---------------   ---------------
Shares outstanding, end of period....................................................            2,100,002         3,500,002
                                                                                           ===============   ===============


Page 10                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                     ENDED         YEAR ENDED AUGUST 31,         PERIOD
                                                                   2/28/2023     --------------------------      ENDED
                                                                  (UNAUDITED)        2022          2021      8/31/2020 (a)
                                                                 --------------  ------------  ------------  --------------
Net asset value, beginning of period...........................    $    18.14     $    28.27    $    21.86     $    19.84
                                                                   ----------     ----------    ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.08)         (0.18)         0.01          (0.00) (b)
Net realized and unrealized gain (loss)........................         (0.01)         (9.95)         6.46           2.02
                                                                   ----------     ----------    ----------     ----------
Total from investment operations...............................         (0.09)        (10.13)         6.47           2.02
                                                                   ----------     ----------    ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................            --             --         (0.04)            --
Net realized gain..............................................            --             --         (0.02)            --
                                                                   ----------     ----------    ----------     ----------
Total distributions............................................            --             --         (0.06)            --
                                                                   ----------     ----------    ----------     ----------
Net asset value, end of period.................................    $    18.05     $    18.14    $    28.27     $    21.86
                                                                   ==========     ==========    ==========     ==========
TOTAL RETURN (c)...............................................         (0.50)%       (35.83)%       29.65%         10.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   37,899     $   63,478    $  171,005     $    2,186
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (d)      0.85%         0.85%          0.85% (d)
Ratio of net investment income (loss) to average net assets....         (0.28)%(d)     (0.49)%       (0.49)%        (0.21)% (d)
Portfolio turnover rate (e)....................................            11%            31%           21%             2%


(a)   Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 11


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the First Trust Multi-Manager Large Growth ETF (the "Fund"), which trades under the ticker "MMLG" on the NYSE Arca, Inc. ("NYSE Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust.
Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The
Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor") in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services; 7)
            relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Fund did not pay a distribution during its fiscal year ended August 31,
2022.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

As of August 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................  $    (251,746)
Accumulated capital and other gain (loss).......     (6,999,162)
Net unrealized appreciation (depreciation)......    (26,337,904)

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020,
2021, and 2022 remain open to federal and state audit. As of February 28, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, for federal income tax purposes, the Fund had $6,999,162 capital loss carryforward available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund's shareholders.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2022, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

                      Qualified Late Year Losses
               -----------------------------------------
               Ordinary Losses            Capital Losses
               ----------------           --------------
               $        251,746           $           --

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

                             Gross           Gross       Net Unrealized
                           Unrealized      Unrealized     Appreciation
            Tax Cost      Appreciation   (Depreciation)  (Depreciation)
         --------------  --------------  --------------  --------------
         $   54,002,241  $      956,505  $  (16,769,742) $  (15,813,237)

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the Fund's portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at a certain levels of the Fund's net assets
("breakpoints") and calculated pursuant to the schedule below.


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                             0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion     0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion     0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion    0.78625%
Fund net assets greater than $10 billion up to and including $15 billion     0.76500%
Fund net assets greater than $15 billion                                     0.72250%


Prior to November 1, 2022, the Fund paid First Trust an annual management fee equal to 0.85% of its average daily net assets.

The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP ("Wellington")
and Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor" and together, "Sub-Advisors"), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the "Sub-Advisory Agreements").
In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund's portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust
has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund's assets allocated to that sub-advisor). Each Sub-Advisor's fees are paid by First Trust out of First
Trust's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $5,260,553 and $5,279,182, respectively.

For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $0 and $23,453,608, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2023 (UNAUDITED)

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO THE INVESTMENT
MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Amendment") of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Multi-Manager
Large Growth ETF (the "Fund").

The Board approved the Amendment at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the
Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Amendment, the Board considered that the purpose of the
Amendment is to modify the unitary fee rate for the Fund under the Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to the Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreement for a one-year period ending June 30, 2023 at a meeting held on June 12-13, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the continuation of the
Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of the Fund.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Sands Capital Management, LLC
1000 Wilson Boulevard, Suite 3000
Arlington, VA 22209

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII

--------------------------------------------------------------------------------

        First Trust SkyBridge Crypto Industry and Digital
           Economy ETF (CRPT)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or SkyBridge Capital II, LLC ("SkyBridge" or the
"Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust SkyBridge Crypto Industry and Digital Economy ETF;
hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust SkyBridge Crypto Industry and Digital Economy ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended
February 28, 2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)

The First Trust SkyBridge Crypto Industry and Digital Economy ETF's (the "Fund")
investment objective is to provide investors with capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets
(plus any investment borrowings) in the common stocks and American Depositary
Receipts ("ADRs") of Crypto Industry Companies and Digital Economy Companies.
Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund's net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. The Fund's selection universe includes common stocks and ADRs listed on global securities exchanges, including
U.S. dollar denominated and non-U.S. dollar denominated securities issued by
U.S. and non-U.S. companies, including companies operating in emerging market countries.

"Crypto Industry Companies" are those companies that (i) derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the crypto industry ecosystem and/or (ii) have at least
50% of their net assets accounted for by direct holdings of bitcoin, ether or another cryptocurrency. "Digital Economy Companies" are those companies that derive at least 50% of their revenue or profits directly from goods produced or sold, investments made, or services performed in the digital economy ecosystem.
The Fund will not directly invest in digital assets (including bitcoin, other cryptocurrencies or initial coin offerings), or indirectly through the use of derivatives or through investments in funds or trusts that hold digital assets.
As the Fund does not directly or indirectly invest in cryptocurrencies or other digital assets, the Fund does not expect to track the price movement of any cryptocurrencies or other digital assets.

The Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended (the "1940 Act").


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL            CUMULATIVE
                                                                             TOTAL RETURNS           TOTAL RETURNS
                                    6 Months Ended       1 Year Ended     Inception (9/20/21)     Inception (9/20/21)
                                       2/28/23             2/28/23            to 2/28/23              to 2/28/23
FUND PERFORMANCE
NAV                                    -27.25%             -67.16%              -62.42%                 -75.60%
Market Price                           -27.73%             -67.42%              -62.59%                 -75.76%

INDEX PERFORMANCE
S&P 500(R) Index                         1.26%              -7.69%               -4.75%                  -6.78%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT) (CONTINUED)

----------------------------------------------------------
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            51.5%
Financials                                        40.2
Communication Services                             7.4
Consumer Discretionary                             0.9
                                                --------
    Total                                        100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
COUNTRY ALLOCATION(1)                          INVESTMENTS
----------------------------------------------------------
United States                                     90.6%
Cayman Islands                                     8.5
Canada                                             0.5
Netherlands                                        0.4
                                                --------
    Total                                        100.0%
                                                ========

(1) Portfolio securities are categorized based on their country of incorporation.

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
MicroStrategy, Inc., Class A                      22.1%
Coinbase Global, Inc., Class A                    19.2
Galaxy Digital Holdings Ltd.                       8.5
Marathon Digital Holdings, Inc.                    4.4
Riot Platforms, Inc.                               4.4
PayPal Holdings, Inc.                              4.1
SoFi Technologies, Inc.                            4.0
Block, Inc.                                        3.9
Meta Platforms, Inc., Class A                      3.9
Signature Bank                                     3.9
                                                --------
    Total                                         78.4%
                                                ========


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
           SEPTEMBER 20, 2021 - FEBRUARY 28, 2023

            First Trust SkyBridge
             Crypto Industry and       S&P 500(R)
             Digital Economy ETF         Index
9/20/21            $10,000              $10,000
2/28/22              7,431               10,099
8/31/22              3,354                9,206
2/28/23              2,440                9,322


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors, L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust SkyBridge Crypto Industry and Digital Economy ETF
("CRPT" or the "Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

                                  SUB-ADVISOR

SkyBridge Capital II, LLC ("SkyBridge" or the "Sub-Advisor") is the sub-advisor to the Fund and is a registered investment advisor based in New York, New York.

              SKYBRIDGE CAPITAL II, LLC PORTFOLIO MANAGEMENT TEAM

The following persons serve as portfolio managers of the Fund:

ANTHONY SCARAMUCCI - FOUNDER AND MANAGING PARTNER

BRETT MESSING - PRESIDENT AND CO-CHIEF INVESTMENT OFFICER

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served as part of the portfolio management team of the Fund since September 2021.


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of First Trust SkyBridge Crypto Industry and Digital Economy
ETF (CRPT) (the "Fund"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2022   FEBRUARY 28, 2023      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL
   ECONOMY ETF (CRPT)
Actual                                               $1,000.00           $  727.50           0.85%           $3.64
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%           $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.2%
               BANKS -- 3.8%
        5,538  Signature Bank                           $     637,147
                                                        -------------
               CAPITAL MARKETS -- 32.1%
           97  BlackRock, Inc.                                 66,874
       48,778  Coinbase Global, Inc., Class A (a)           3,162,278
      403,983  Galaxy Digital Holdings Ltd.
                  (CAD) (a)                                 1,397,435
        2,144  Interactive Brokers Group, Inc.,
                  Class A                                     184,620
       52,647  Robinhood Markets, Inc.,
                  Class A (a)                                 530,155
                                                        -------------
                                                            5,341,362
                                                        -------------
               CONSUMER FINANCE -- 4.0%
       99,679  SoFi Technologies, Inc. (a)                    657,881
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 7.3%
        6,318  Alphabet, Inc., Class C (a)                    570,515
        3,689  Meta Platforms, Inc., Class A (a)              645,354
                                                        -------------
                                                            1,215,869
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 0.9%
           73  MercadoLibre, Inc. (a)                          89,060
        3,010  Overstock.com, Inc. (a)                         58,304
                                                        -------------
                                                              147,364
                                                        -------------
               IT SERVICES -- 16.1%
        8,488  Block, Inc. (a)                                651,284
        1,475  Cloudflare, Inc., Class A (a)                   88,515
        1,648  Mastercard, Inc., Class A                      585,518
        9,272  PayPal Holdings, Inc. (a)                      682,419
        1,831  Shopify, Inc., Class A (a)                      75,328
        2,666  Visa, Inc., Class A                            586,360
                                                        -------------
                                                            2,669,424
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.8%
        1,225  Advanced Micro Devices, Inc. (a)                96,260
          283  Analog Devices, Inc.                            51,922

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          119  ASML Holding N.V.                        $      73,510
          937  Microchip Technology, Inc.                      75,925
          514  NVIDIA Corp.                                   119,330
          310  Texas Instruments, Inc.                         53,150
                                                        -------------
                                                              470,097
                                                        -------------
               SOFTWARE -- 32.2%
          447  BILL Holdings, Inc. (a)                         37,830
        2,589  HashiCorp, Inc., Class A (a)                    75,599
          248  HubSpot, Inc. (a)                               95,941
      102,427  Marathon Digital Holdings,
                  Inc. (a)                                    727,232
       13,901  MicroStrategy, Inc., Class A (a)             3,645,815
      115,364  Riot Platforms, Inc. (a)                       721,025
        1,712  Unity Software, Inc. (a)                        52,113
                                                        -------------
                                                            5,355,555
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.2%                                 16,494,699
               (Cost $31,355,024)                       -------------

               MONEY MARKET FUNDS -- 0.1%
       10,366  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (b)                                    10,366
               (Cost $10,366)                           -------------

               TOTAL INVESTMENTS -- 99.3%                  16,505,065
               (Cost $31,365,390)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.7%                         123,350
                                                        -------------
               NET ASSETS -- 100.0%                     $  16,628,415
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2023.

Currency Abbreviation:
CAD - Canadian Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                          LEVEL 2         LEVEL 3
                                                        TOTAL            LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                      VALUE AT           QUOTED         OBSERVABLE     UNOBSERVABLE
                                                      2/28/2023          PRICES           INPUTS          INPUTS
                                                   -----------------------------------------------------------------
Common Stocks*..................................   $    16,494,699   $    16,494,699   $          --   $          --
Money Market Funds..............................            10,366            10,366              --              --
                                                   -----------------------------------------------------------------
Total Investments...............................   $    16,505,065   $    16,505,065   $          --   $          --
                                                   =================================================================


* See Portfolio of Investments for industry breakout.

Page 6                  See Notes to Financial Statements


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $     16,505,065
Receivables:
   Investment securities sold..........................................             2,941,152
   Dividends...........................................................                 1,016
                                                                             ----------------
   Total Assets........................................................            19,447,233
                                                                             ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             2,807,286
   Investment advisory fees............................................                11,532
                                                                             ----------------
   Total Liabilities...................................................             2,818,818
                                                                             ----------------
NET ASSETS.............................................................      $     16,628,415
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     73,613,061
Par value..............................................................                36,500
Accumulated distributable earnings (loss)..............................           (57,021,146)
                                                                             ----------------
NET ASSETS.............................................................      $     16,628,415
                                                                             ================
NET ASSET VALUE, per share.............................................      $           4.56
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             3,650,002
                                                                             ================
Investments, at cost...................................................      $     31,365,390
                                                                             ================


                        See Notes to Financial Statements                 Page 7


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $         11,667
Foreign withholding tax................................................                   (27)
                                                                             ----------------
   Total investment income.............................................                11,640
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................                79,205
                                                                             ----------------
   Total expenses......................................................                79,205
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................               (67,565)
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................           (18,074,580)
   In-kind redemptions.................................................               463,042
   Foreign currency transactions.......................................                     2
                                                                             ----------------
Net realized gain (loss)...............................................           (17,611,536)
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................            11,064,125
   Foreign currency translation........................................                   (62)
                                                                             ----------------
Net change in unrealized appreciation (depreciation)...................            11,064,063
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            (6,547,473)
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     (6,615,038)
                                                                             ================


Page 8                  See Notes to Financial Statements


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                  ENDED              PERIOD
                                                                                2/28/2023            ENDED
                                                                               (UNAUDITED)       8/31/2022 (a)
                                                                             ----------------   ----------------
OPERATIONS:
Net investment income (loss)...........................................      $        (67,565)  $       (254,388)
Net realized gain (loss)...............................................           (17,611,536)       (27,787,045)
Net change in unrealized appreciation (depreciation)...................            11,064,063        (25,924,450)
                                                                             ----------------   ----------------
Net increase (decrease) in net assets resulting from operations........            (6,615,038)       (53,965,883)
                                                                             ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations..................................................                (4,358)          (500,000)
                                                                             ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................               936,850         89,544,101
Cost of shares redeemed................................................            (4,325,568)        (8,441,689)
                                                                             ----------------   ----------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................            (3,388,718)        81,102,412
                                                                             ----------------   ----------------
Total increase (decrease) in net assets................................           (10,008,114)        26,636,529

NET ASSETS:
Beginning of period....................................................            26,636,529                 --
                                                                             ----------------   ----------------
End of period..........................................................      $     16,628,415   $     26,636,529
                                                                             ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             4,250,002                 --
Shares sold............................................................               250,000          5,450,002
Shares redeemed........................................................              (850,000)        (1,200,000)
                                                                             ----------------   ----------------
Shares outstanding, end of period......................................             3,650,002          4,250,002
                                                                             ================   ================


(a)   Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                     ENDED            PERIOD
                                                                   2/28/2023          ENDED
                                                                  (UNAUDITED)     8/31/2022 (a)
                                                                 --------------   --------------
Net asset value, beginning of period...........................     $   6.27         $  18.91
                                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.05)           (0.08) (b)
Net realized and unrealized gain (loss)........................        (1.66)          (12.36)
                                                                    --------         --------
Total from investment operations...............................        (1.71)          (12.44)
                                                                    --------         --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................        (0.00) (c)       (0.20)
Net realized gain..............................................           --            (0.00) (c)
                                                                    --------         --------
Total distributions............................................        (0.00) (c)       (0.20)
                                                                    --------         --------
Net asset value, end of period.................................     $   4.56         $   6.27
                                                                    ========         ========
TOTAL RETURN (d)...............................................       (27.25)%         (66.46)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $ 16,628         $ 26,637
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.85% (e)        0.85% (e)
Ratio of net investment income (loss) to average net assets ...        (0.73)% (e)      (0.76)% (e)
Portfolio turnover rate (f)....................................           91%              90%


(a)   Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Based on average shares outstanding.

(c)   Amount is less than $0.01.

(d)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 10                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the First Trust SkyBridge Crypto Industry and Digital Economy ETF
(the "Fund"), which trades under the ticker "CRPT" on the NYSE Arca, Inc. ("NYSE
Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide investors with capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts ("ADRs") of Crypto Industry
Companies and Digital Economy Companies. Under normal market conditions, the
Fund will invest at least 50% of its net assets (plus any investment borrowings)
in Crypto Industry Companies. The remainder of the Fund's net assets used to satisfy the 80% test set forth above will be invested in Digital Economy
Companies.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor") in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.

      Shares of open-end funds are valued based on NAV per share.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value

                                                                         Page 11


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services;

      7)    relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

If the securities in question are foreign securities, the following additional information may be considered:

      1)    the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5)    the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8)    whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and

      9)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2023, is included with the Fund's Portfolio of Investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates would be included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and would be shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions during the fiscal period ended August 31,
2022 was as follows:

Distributions paid from:
Ordinary income                            $      500,000
Capital gains                                          --
Return of capital                                      --

As of August 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income              $     (593,091)
Accumulated capital and other gain (loss)     (14,652,625)
Net unrealized appreciation (depreciation)    (35,156,034)

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 remains open to federal and state audit. As of February 28, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

                                                                         Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, the
Fund had no capital loss carryforward for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2022, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

                              Qualified Late Year Losses
                           --------------------------------
                           Ordinary Losses   Capital Losses
                           ---------------   --------------
                           $       597,238   $   14,652,625

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                   Gross                  Gross             Net Unrealized
                                Unrealized             Unrealized            Appreciation
          Tax Cost             Appreciation          (Depreciation)         (Depreciation)
    ---------------------  ---------------------  ---------------------  ---------------------
        $  31,365,390          $     8500,313         $ (15,360,638)         $ (14,860,325)


F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the
Fund.

SkyBridge Capital II, LLC ("SkyBridge" or the "Sub-Advisor") serves as the
Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory
Agreement among the Trust, on behalf of the Fund, the Advisor and SkyBridge,
First Trust will supervise SkyBridge and its management of the investment of the
Fund's assets and will pay SkyBridge for its services as the Fund's sub-advisor.
SkyBridge receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the
Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective
November 1, 2022, the annual unitary management fee payable by the Fund to First
Trust for these services will be reduced at certain levels of the Fund's net assets ("breakpoints") and calculated pursuant to the schedule below:


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                                 0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion         0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion         0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion        0.78625%
Fund net assets greater than $10 billion                                         0.76500%


During any period in which the Advisor's management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor's management fee) paid to SkyBridge will be reduced to reflect the reduction in the Advisor's management fee.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $17,588,725 and $17,811,799, respectively.

For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $937,344 and $4,288,338, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                                                                         Page 15


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On March 12, 2023, Signature Bank which was held in the Fund as of February 28,
2023, was placed in receivership under the Federal Deposit Insurance Company.
Prior to that event, CRPT liquidated its position in Signature Bank at prices below where it was priced on February 28, 2023.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

      FIRST TRUST SKYBRIDGE CRYPTO INDUSTRY AND DIGITAL ECONOMY ETF (CRPT)
                         FEBRUARY 28, 2023 (UNAUDITED)

generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENTS TO THE INVESTMENT
MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Advisory Agreement Amendment") of the Investment Management Agreement (the
"Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the amendment (the "Sub-Advisory Agreement Amendment" and together with the Advisory
Agreement Amendment, the "Amendments") of the Investment Sub-Advisory Agreement
(the "Sub-Advisory Agreement" and together with the Advisory Agreement, the
"Agreements") among the Trust, the Advisor and SkyBridge Capital II, LLC (the
"Sub-Advisor") on behalf of the First Trust SkyBridge Crypto Industry and
Digital Economy ETF (the "Fund").

The Board approved the Amendments at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the
Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Advisory Agreement Amendment, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for the Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. In reviewing the
Sub-Advisory Agreement Amendment, the Board considered that the purpose of the
Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for the
Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the Advisory Agreement Amendment. The Board noted the
Advisor's representations that the quality and quantity of the services provided to the Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the Advisory Agreement Amendment and the Sub-Advisory Agreement Amendment, and
that the obligations of the Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, approved the
Advisory Agreement for an initial two-year period ending September 16, 2023 and the Sub-Advisory Agreement for an initial two-year period ending September 13,
2023 at a meeting held on August 23, 2021. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreements were fair and reasonable and that the approval of the Agreements was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of the Fund.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
SkyBridge Capital II, LLC
527 Madison Avenue, 4th Floor
New York, NY 10022

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2023
----------------------------

                                                 Driehaus Capital Management LLC
                                       Stephens Investment Management Group, LLC


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2023

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Driehaus Capital Management LLC and/or Stephens
Investment Management Group, LLC (each, a "Sub-Advisor" and together,
"Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Multi-Manager Small Cap Opportunities ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2023

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Multi-Manager Small Cap Opportunities ETF (the "Fund"), which contains detailed information about the Fund for the six-month period ended February 28,
2023.

As I write this letter in late March, the global financial and banking sectors are sifting through the rubble of several bank failures in the U.S. and absorbing the news of a merger between two of Switzerland's largest banks. As many investors may be aware, despite this news, the Federal Reserve (the "Fed")
announced an additional 25 basis point increase to the Federal Funds target rate
(upper bound) at their March 22, 2023 meeting. This brings the Federal Funds target rate (upper bound) to 5.0%, its highest level since June 2006. The Fed's resolve in fighting inflation is notable, but they find themselves in an unenviable situation, in my opinion. On the one hand, if the Fed becomes overly restrictive, they could run the risk of ushering in an economic recession. On the other hand, inflation (which we will discuss further in a moment) is still well-above the Fed's stated target level of 2.0%, which could indicate that higher rates may be required to rein in stubbornly high prices.

Since peaking at 9.1% in June 2022, inflation, as measured by the trailing
12-month rate of change in the Consumer Price Index ("CPI"), has been trending downward. While this is welcome news, the CPI, which stood at 6.0% on February
28, 2023, is still at a level not seen since 1990, according to data from the
U.S. Bureau of Labor Statistics (excluding October 2021, when it was trending towards its June 2022 peak of 9.1%). In a positive sign, inflation does not appear to have slowed the pace of U.S. consumer spending. In January 2023, consumer spending, as measured by personal consumption expenditures ("PCE"), grew by 1.8% month-over-month, the largest increase in the metric since March
2021, according to Reuters. There is no way to know if this trend will continue, but a healthy consumer, as measured by continued growth in PCE, may be the key to the U.S. avoiding a recession, in my opinion.

The Federal Reserve Bank of New York reported that an inverted U.S. yield curve is a historically reliable signal that a recession could occur in the next twelve months, according to Forbes. As of March 22, 2023, the yield on the
2-Year Treasury Note ("T-Note") stood 50 basis points above the yield on the
10-Year T-Note. Brian Wesbury, Chief Economist at First Trust, recently noted
that an inverted yield curve "is consistent with risk aversion among investors and in Corporate America. We expect prolonged weakness in business investment in equipment as well as in commercial construction. And, after surging rapidly last year, the pace of inventory accumulation should cool off too. Combined, these should pose a big headwind for gross domestic product growth later this year."
Whether these headwinds grow into an economic recession remains to be seen, but the Fed will be paying close attention as they try to achieve their best-case scenario of a "soft landing" for the U.S. economy.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)

The First Trust Multi-Manager Small Cap Opportunities ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes)
in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the
United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on the NYSE Arca, Inc. under the ticker symbol "MMSC."


---------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
                                                                                      AVERAGE ANNUAL     CUMULATIVE
                                                                                      TOTAL RETURNS     TOTAL RETURNS
                                                                                        Inception         Inception
                                                    6 Months Ended    1 Year Ended      (10/13/21)       (10/13/21)
                                                       2/28/23          2/28/23         to 2/28/23       to 2/28/23
FUND PERFORMANCE
NAV                                                     0.73%           -12.54%          -18.31%           -24.32%
Market Price                                            0.72%           -12.48%          -18.27%           -24.27%

INDEX PERFORMANCE
Russell 2000(R) Growth Index                            3.06%            -7.92%          -15.54%           -20.77%
---------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            26.7%
Industrials                                       20.2
Health Care                                       19.5
Consumer Discretionary                            10.5
Financials                                         7.4
Consumer Staples                                   6.8
Energy                                             5.3
Materials                                          2.5
Communication Services                             1.1
                                                --------
     Total                                       100.0%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Axon Enterprise, Inc.                              1.9%
Wingstop, Inc.                                     1.7
Halozyme Therapeutics, Inc.                        1.6
SPS Commerce, Inc.                                 1.6
BellRing Brands, Inc.                              1.3
CyberArk Software Ltd.                             1.2
Celsius Holdings, Inc.                             1.2
MGP Ingredients, Inc.                              1.1
Visteon Corp.                                      1.1
Manhattan Associates, Inc.                         1.1
                                                --------
     Total                                        13.8%
                                                ========


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                OCTOBER 13, 2021 - FEBRUARY 28, 2023

             First Trust Multi-Manager       Russell 2000(R)
            Small Cap Opportunities ETF       Growth Index
10/13/21              $10,000                    $10,000
2/28/22                 8,653                      8,604
8/31/22                 7,513                      7,688
2/28/23                 7,568                      7,923


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2023 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Manager Small Cap Opportunities ETF ("MMSC" or
the "Fund"). The following serve as investment sub-advisors (each, a
"Sub-Advisor") to the Fund: Driehaus Capital Management LLC ("DCM") and Stephens
Investment Management Group, LLC ("SIMG"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

THE ADVISOR'S INVESTMENT COMMITTEE, WHICH MANAGES THE FUND'S INVESTMENTS,
CONSISTS OF:
o     Daniel J. Lindquist, Managing Director of First Trust
o     Jon C. Erickson, Senior Vice President of First Trust
o     David G. McGarel, Chief Investment Officer, Chief Operating Officer and
      Managing Director of First Trust
o     Roger F. Testin, Senior Vice President of First Trust
o     Stan Ueland, Senior Vice President of First Trust
o     Chris A. Peterson, CFA, Senior Vice President of First Trust
o     Erik Russo, Vice President of First Trust

                         SUB-ADVISOR PORTFOLIO MANAGERS

DRIEHAUS CAPITAL MANAGEMENT LLC
o     Jeffrey James, Lead Portfolio Manager
o     Michael Buck, Portfolio Manager
o     Prakash Vijayan, CFA, Assistant Portfolio Manager

STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
o     Ryan E. Crane, Chief Investment Officer
o     Kelly Ranucci, Senior Portfolio Manager
o     John Keller, Portfolio Manager
o     John M. Thornton, Senior Portfolio Manager
o     Samuel M. Chase III, Senior Portfolio Manager

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Fund, while each of the Sub-Advisor portfolio managers provides non-discretionary investment advice to the Investment
Committee. Each portfolio manager and member of the Advisor's Investment
Committee has served as a part of the portfolio management team of the Fund since October 2021.


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2023 (UNAUDITED)

As a shareholder of First Trust Multi-Manager Small Cap Opportunities ETF (the
"Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2023.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE    DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH      SIX-MONTH
                                                 SEPTEMBER 1, 2022   FEBRUARY 28, 2023       PERIOD       PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
Actual                                               $1,000.00           $1,007.30            0.95%          $4.73
Hypothetical (5% return before expenses)             $1,000.00           $1,020.08            0.95%          $4.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2022 through February 28, 2023), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 96.7%
               AEROSPACE & DEFENSE -- 4.4%
          268  AeroVironment, Inc. (a)                  $      22,979
          280  Axon Enterprise, Inc. (a)                       56,087
          141  HEICO Corp., Class A                            18,351
        1,448  Kratos Defense & Security
                  Solutions, Inc. (a)                          18,317
        1,424  Leonardo DRS, Inc. (a)                          18,512
                                                        -------------
                                                              134,246
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.5%
          164  Hub Group, Inc., Class A (a)                    15,044
                                                        -------------
               AUTO COMPONENTS -- 1.6%
           60  Fox Factory Holding Corp. (a)                    7,050
          141  Gentherm, Inc. (a)                               8,955
          201  Visteon Corp. (a)                               33,575
                                                        -------------
                                                               49,580
                                                        -------------
               BEVERAGES -- 2.5%
          377  Celsius Holdings, Inc. (a)                      34,231
          543  Duckhorn Portfolio (The), Inc. (a)               8,281
          331  MGP Ingredients, Inc.                           33,577
                                                        -------------
                                                               76,089
                                                        -------------
               BIOTECHNOLOGY -- 6.2%
          123  Apellis Pharmaceuticals, Inc. (a)                8,054
          679  Crinetics Pharmaceuticals, Inc. (a)             13,336
          116  Cytokinetics, Inc. (a)                           5,030
        1,056  Exelixis, Inc. (a)                              18,036
          996  Halozyme Therapeutics, Inc. (a)                 47,798
          337  IVERIC bio, Inc. (a)                             7,003
           37  Karuna Therapeutics, Inc. (a)                    7,378
           33  Krystal Biotech, Inc. (a)                        2,703
          268  Merus N.V. (a)                                   5,111
          537  Nuvalent, Inc., Class A (a)                     16,266
           43  Prometheus Biosciences, Inc. (a)                 5,263
          345  Relay Therapeutics, Inc. (a)                     5,572
          517  TG Therapeutics, Inc. (a)                        8,282
          191  Vaxcyte, Inc. (a)                                7,825
          788  Xenon Pharmaceuticals, Inc. (a)                 31,094
                                                        -------------
                                                              188,751
                                                        -------------
               BUILDING PRODUCTS -- 1.4%
          131  AAON, Inc.                                      11,916
          701  AZEK (The) Co., Inc. (a)                        16,887
          271  Trex Co., Inc. (a)                              13,856
                                                        -------------
                                                               42,659
                                                        -------------
               CAPITAL MARKETS -- 1.3%
           67  Evercore, Inc., Class A                          8,789
           24  MarketAxess Holdings, Inc.                       8,195
          148  Piper Sandler Cos.                              22,346
                                                        -------------
                                                               39,330
                                                        -------------
               CHEMICALS -- 0.8%
          772  Aspen Aerogels, Inc. (a)                         8,376
          127  Balchem Corp.                                   16,510
                                                        -------------
                                                               24,886
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.5%
          305  Driven Brands Holdings, Inc. (a)         $       8,532
          397  Montrose Environmental Group,
                  Inc. (a)                                     19,330
           45  MSA Safety, Inc.                                 6,046
           96  Tetra Tech, Inc.                                13,142
                                                        -------------
                                                               47,050
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
          225  Calix, Inc. (a)                                 11,509
          288  Digi International, Inc. (a)                     9,610
          536  Extreme Networks, Inc. (a)                      10,034
          540  Harmonic, Inc. (a)                               7,123
                                                        -------------
                                                               38,276
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 3.8%
          411  Ameresco, Inc., Class A (a)                     18,064
          153  Comfort Systems USA, Inc.                       22,252
           96  EMCOR Group, Inc.                               16,053
          469  Fluor Corp. (a)                                 17,198
           43  Valmont Industries, Inc.                        13,645
          592  WillScot Mobile Mini Holdings
                  Corp. (a)                                    30,429
                                                        -------------
                                                              117,641
                                                        -------------
               CONSUMER FINANCE -- 2.7%
          192  Encore Capital Group, Inc. (a)                   9,922
        2,096  EZCORP, Inc., Class A (a)                       18,487
          331  FirstCash Holdings, Inc.                        29,211
          593  PRA Group, Inc. (a)                             25,238
                                                        -------------
                                                               82,858
                                                        -------------
               CONTAINERS & PACKAGING -- 0.3%
          433  O-I Glass, Inc. (a)                              9,621
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.4%
          168  Bright Horizons Family
                  Solutions, Inc. (a)                          13,245
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.8%
          405  Iridium Communications, Inc. (a)                24,855
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.9%
          489  Array Technologies, Inc. (a)                     9,164
          531  Shoals Technologies Group, Inc.,
                  Class A (a)                                  13,031
           83  Vicor Corp. (a)                                  3,901
                                                        -------------
                                                               26,096
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.2%
          131  Badger Meter, Inc.                              15,932
          215  Cognex Corp.                                    10,196
          116  Fabrinet (a)                                    14,137
          245  National Instruments Corp.                      12,375
          784  nLight, Inc. (a)                                 8,859

Page 6                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS (CONTINUED)
           64  Plexus Corp. (a)                         $       6,137
                                                        -------------
                                                               67,636
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.9%
          341  Cactus, Inc., Class A                           15,669
          264  ChampionX Corp.                                  8,070
          428  ProFrac Holding Corp.,
                  Class A (a)                                   8,188
        1,688  TechnipFMC PLC (a)                              25,810
                                                        -------------
                                                               57,737
                                                        -------------
               ENTERTAINMENT -- 0.2%
           83  World Wrestling Entertainment,
                  Inc., Class A                                 6,972
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.2%
          724  Chefs' Warehouse (The), Inc. (a)                23,566
          227  Performance Food Group Co. (a)                  12,846
                                                        -------------
                                                               36,412
                                                        -------------
               FOOD PRODUCTS -- 0.3%
          667  Mission Produce, Inc. (a)                        7,684
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 4.2%
          111  Inspire Medical Systems, Inc. (a)               28,852
           32  Insulet Corp. (a)                                8,844
          104  iRhythm Technologies, Inc. (a)                  12,239
          639  Neogen Corp. (a)                                11,304
          252  NuVasive, Inc. (a)                              10,894
          253  Omnicell, Inc. (a)                              13,773
          263  PROCEPT BioRobotics Corp. (a)                    9,849
          341  Tandem Diabetes Care, Inc. (a)                  12,228
          251  TransMedics Group, Inc. (a)                     20,098
                                                        -------------
                                                              128,081
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.9%
          387  Acadia Healthcare Co., Inc. (a)                 28,061
          359  HealthEquity, Inc. (a)                          23,396
          228  Option Care Health, Inc. (a)                     6,993
                                                        -------------
                                                               58,450
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.6%
          444  HealthStream, Inc. (a)                          11,388
          331  Schrodinger, Inc. (a)                            7,193
                                                        -------------
                                                               18,581
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.2%
          160  Boyd Gaming Corp.                               10,421
          292  Papa John's International, Inc.                 24,513
        1,180  Playa Hotels & Resorts N.V. (a)                 10,525
          157  Texas Roadhouse, Inc.                           15,942
          299  Wingstop, Inc.                                  50,935

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
          664  Xponential Fitness, Inc.,
                  Class A (a)                           $      16,859
                                                        -------------
                                                              129,195
                                                        -------------
               HOUSEHOLD DURABLES -- 0.8%
           71  Meritage Homes Corp. (a)                         7,755
          157  Skyline Champion Corp. (a)                      10,741
        1,201  Traeger, Inc. (a)                                4,780
                                                        -------------
                                                               23,276
                                                        -------------
               INSURANCE -- 3.1%
          125  Kemper Corp.                                     7,700
          100  Kinsale Capital Group, Inc.                     31,870
          271  Palomar Holdings, Inc. (a)                      16,260
           87  RenaissanceRe Holdings Ltd.                     18,696
          500  Ryan Specialty Holdings, Inc. (a)               21,060
                                                        -------------
                                                               95,586
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.0%
        1,868  aka Brands Holding Corp. (a)                     2,634
        1,495  Farfetch Ltd., Class A (a)                       7,669
          367  Revolve Group, Inc. (a)                          9,938
          336  Xometry, Inc., Class A (a)                      10,218
                                                        -------------
                                                               30,459
                                                        -------------
               IT SERVICES -- 3.1%
           87  ExlService Holdings, Inc. (a)                   14,313
          495  Flywire Corp. (a)                               12,241
           76  Globant S.A. (a)                                12,546
          252  Maximus, Inc.                                   20,684
          164  Shift4 Payments, Inc., Class A (a)              10,578
          411  Toast, Inc., Class A (a)                         7,776
           91  WEX, Inc. (a)                                   17,546
                                                        -------------
                                                               95,684
                                                        -------------
               LEISURE PRODUCTS -- 0.2%
           79  BRP, Inc.                                        6,830
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.2%
          284  Alpha Teknova, Inc. (a)                          1,539
          295  Azenta, Inc. (a)                                12,947
          360  BioLife Solutions, Inc. (a)                      8,374
          211  Bio-Techne Corp.                                15,327
           87  ICON PLC (a)                                    19,630
           56  Medpace Holdings, Inc. (a)                      10,857
          299  OmniAb, Inc. (a)                                 1,247
           46  OmniAb, Inc. - 12.5 Earnout
                  Shares (a) (b) (c) (d) (e)                        0
           46  OmniAb, Inc. - 15 Earnout
                  Shares (a) (b) (c) (d) (e)                        0
          141  Repligen Corp. (a)                              24,586
           95  Syneos Health, Inc. (a)                          3,821
                                                        -------------
                                                               98,328
                                                        -------------

                        See Notes to Financial Statements                 Page 7


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 3.1%
           96  Chart Industries, Inc. (a)               $      12,816
          181  Federal Signal Corp.                             9,551
          429  Kornit Digital Ltd. (a)                          8,794
           95  Lindsay Corp.                                   14,297
          100  RBC Bearings, Inc. (a)                          22,981
          435  Shyft Group (The), Inc.                         11,280
          212  SPX Technologies, Inc. (a)                      14,933
                                                        -------------
                                                               94,652
                                                        -------------
               METALS & MINING -- 1.3%
          588  ATI, Inc. (a)                                   23,902
          189  Carpenter Technology Corp.                       9,135
          565  Osisko Gold Royalties Ltd.                       7,407
                                                        -------------
                                                               40,444
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.3%
          835  Cameco Corp.                                    22,829
           96  Denbury, Inc. (a)                                8,003
          833  Magnolia Oil & Gas Corp.,
                  Class A                                      18,201
          175  Matador Resources Co.                            9,413
        2,359  Southwestern Energy Co. (a)                     12,503
          995  Viper Energy Partners, L.P.                     28,487
                                                        -------------
                                                               99,436
                                                        -------------
               PERSONAL PRODUCTS -- 2.7%
        1,272  BellRing Brands, Inc. (a)                       39,279
          404  elf Beauty, Inc. (a)                            30,199
          101  Inter Parfums, Inc.                             12,162
                                                        -------------
                                                               81,640
                                                        -------------
               PHARMACEUTICALS -- 2.7%
          101  Axsome Therapeutics, Inc. (a)                    6,887
          524  DICE Therapeutics, Inc. (a)                     15,636
          161  Ligand Pharmaceuticals, Inc. (a)                11,615
          363  Pacira BioSciences, Inc. (a)                    15,453
          557  Supernus Pharmaceuticals, Inc. (a)              20,938
          293  Ventyx Biosciences, Inc. (a)                    12,672
                                                        -------------
                                                               83,201
                                                        -------------
               PROFESSIONAL SERVICES -- 1.1%
           93  Exponent, Inc.                                   9,570
           47  FTI Consulting, Inc. (a)                         8,634
          153  ICF International, Inc.                         15,222
                                                        -------------
                                                               33,426
                                                        -------------
               ROAD & RAIL -- 0.5%
           61  Saia, Inc. (a)                                  16,523
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.7%
          289  Allegro MicroSystems, Inc. (a)                  12,624
          279  Ambarella, Inc. (a)                             26,313
          211  Axcelis Technologies, Inc. (a)                  27,122
          699  Credo Technology Group
                  Holding Ltd. (a)                              7,416
          179  Impinj, Inc. (a)                                23,739

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          156  Lattice Semiconductor Corp. (a)          $      13,254
          224  Maxeon Solar Technologies
                  Ltd. (a)                                      3,942
          195  Onto Innovation, Inc. (a)                       16,082
          169  Power Integrations, Inc.                        13,900
          157  Rambus, Inc. (a)                                 6,944
           96  Silicon Laboratories, Inc. (a)                  17,139
           40  Synaptics, Inc. (a)                              4,704
                                                        -------------
                                                              173,179
                                                        -------------
               SOFTWARE -- 12.7%
          120  Agilysys, Inc. (a)                               9,589
           35  Aspen Technology, Inc. (a)                       7,420
          400  Box, Inc., Class A (a)                          13,340
          403  Clear Secure, Inc., Class A                     12,388
          251  CyberArk Software Ltd. (a)                      36,337
          216  Descartes Systems Group (The),
                  Inc. (a)                                     15,915
          865  EngageSmart, Inc. (a)                           18,200
          389  Envestnet, Inc. (a)                             24,316
          156  Five9, Inc. (a)                                 10,296
          159  Guidewire Software, Inc. (a)                    11,163
          307  Instructure Holdings, Inc. (a)                   7,911
          232  Manhattan Associates, Inc. (a)                  33,350
          257  Model N, Inc. (a)                                8,532
          104  Monday.com Ltd. (a)                             16,091
           91  Paylocity Holding Corp. (a)                     17,528
          496  PROS Holdings, Inc. (a)                         12,941
          285  Q2 Holdings, Inc. (a)                            9,200
          124  Qualys, Inc. (a)                                14,651
          319  Rapid7, Inc. (a)                                15,089
          181  Sprout Social, Inc., Class A (a)                11,037
          309  SPS Commerce, Inc. (a)                          46,548
          435  Tenable Holdings, Inc. (a)                      19,240
           15  Tyler Technologies, Inc. (a)                     4,819
          441  Varonis Systems, Inc. (a)                       11,942
                                                        -------------
                                                              387,843
                                                        -------------
               SPECIALTY RETAIL -- 1.5%
          120  Boot Barn Holdings, Inc. (a)                     9,294
           41  Five Below, Inc. (a)                             8,376
          105  Floor & Decor Holdings, Inc.,
                  Class A (a)                                   9,640
          175  Foot Locker, Inc.                                7,651
          155  Leslie's, Inc. (a)                               1,955
        1,033  Sportsman's Warehouse
                  Holdings, Inc. (a)                            9,287
                                                        -------------
                                                               46,203
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
          272  Super Micro Computer, Inc. (a)                  26,648
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.4%
          105  Crocs, Inc. (a)                                 12,780
                                                        -------------

Page 8                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2023 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS
                  -- 2.3%
          112  Applied Industrial Technologies,
                  Inc.                                  $      16,000
          363  Core & Main, Inc., Class A (a)                   8,462
           92  Herc Holdings, Inc.                             13,210
          215  SiteOne Landscape Supply,
                  Inc. (a)                                     31,893
                                                        -------------
                                                               69,565
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 96.7%                                  2,956,678
               (Cost $2,963,626)                        -------------

               MONEY MARKET FUNDS -- 2.5%
       76,299  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  4.41% (f)                                    76,299
               (Cost $76,299)                           -------------

               TOTAL INVESTMENTS -- 99.2%                   3,032,977
               (Cost $3,039,925)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.8%                          23,331
                                                        -------------
               NET ASSETS -- 100.0%                     $   3,056,308
                                                        =============

(a)   Non-income producing security.

(b)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures approved by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(c)   This security's value was determined using significant unobservable inputs
      (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(d)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's Advisor.

(e)   Restricted security as to resale, excluding Rule 144A securities (see Note
      2D - Restricted Securities in the Notes to Financial Statements).

(f)   Rate shown reflects yield as of February 28, 2023.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                                LEVEL 2           LEVEL 3
                                                             TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                           2/28/2023           PRICES            INPUTS            INPUTS
                                                         --------------    --------------    --------------    --------------
Common Stocks:
   Life Sciences Tools & Services......................  $       98,328    $       98,328    $           --    $           --**
   Other Industry Categories*..........................       2,858,350         2,858,350                --                --
Money Market Funds.....................................          76,299            76,299                --                --
                                                         --------------    --------------    --------------    --------------
Total Investments......................................  $    3,032,977    $    3,032,977    $           --    $           --**
                                                         ==============    ==============    ==============    ==============


*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 investments are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 investments values are based on unobservable and non-quantitative inputs.

                        See Notes to Financial Statements                 Page 9


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2023 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $     3,032,977
Cash...................................................................                1,413
Receivables:
   Capital shares sold.................................................              764,810
   Dividends...........................................................                  612
                                                                             ---------------
   Total Assets........................................................            3,799,812
                                                                             ---------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................              741,784
   Investment advisory fees............................................                1,720
                                                                             ---------------
   Total Liabilities...................................................              743,504
                                                                             ---------------
NET ASSETS.............................................................      $     3,056,308
                                                                             ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     3,543,564
Par value..............................................................                2,000
Accumulated distributable earnings (loss)..............................             (489,256)
                                                                             ---------------
NET ASSETS.............................................................      $     3,056,308
                                                                             ===============
NET ASSET VALUE, per share.............................................      $         15.28
                                                                             ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................              200,002
                                                                             ===============
Investments, at cost...................................................      $     3,039,925
                                                                             ===============


Page 10                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $         3,901
Foreign withholding tax................................................                  (24)
                                                                             ---------------
   Total investment income.............................................                3,877
                                                                             ---------------
EXPENSES:
Investment advisory fees...............................................               10,273
                                                                             ---------------
Total expenses.........................................................               10,273
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)...........................................               (6,396)
                                                                             ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments................................             (156,548)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) on investments....              171,847
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               15,299
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $         8,903
                                                                             ===============


                        See Notes to Financial Statements                Page 11


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                              SIX MONTHS
                                                                                                 ENDED             PERIOD
                                                                                               2/28/2023           ENDED
                                                                                              (UNAUDITED)      8/31/2022 (a)
                                                                                            ---------------    --------------
OPERATIONS:
Net investment income (loss).........................................................       $        (6,396)   $       (8,447)
Net realized gain (loss).............................................................              (156,548)         (314,371)
Net change in unrealized appreciation (depreciation).................................               171,847          (178,795)
                                                                                            ---------------    --------------
Net increase (decrease) in net assets resulting from operations......................                 8,903          (501,613)
                                                                                            ---------------    --------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................             1,530,394         2,018,624
Cost of shares redeemed..............................................................                    --                --
                                                                                            ---------------    --------------
Net increase (decrease) in net assets resulting from shareholder transactions........             1,530,394         2,018,624
                                                                                            ---------------    --------------
Total increase (decrease) in net assets..............................................             1,539,297         1,517,011

NET ASSETS:
Beginning of period..................................................................             1,517,011                --
                                                                                            ---------------    --------------
End of period........................................................................       $     3,056,308    $    1,517,011
                                                                                            ===============    ==============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................               100,002                --
Shares sold..........................................................................               100,000           100,002
Shares redeemed......................................................................                    --                --
                                                                                            ---------------    --------------
Shares outstanding, end of period....................................................               200,002           100,002
                                                                                            ===============    ==============


(a)   Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                     ENDED           PERIOD
                                                                   2/28/2023         ENDED
                                                                  (UNAUDITED)    8/31/2022 (a)
                                                                 --------------  --------------
Net asset value, beginning of period...........................     $  15.17        $  20.19
                                                                    --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................        (0.01)          (0.08)
Net realized and unrealized gain (loss)........................         0.12           (4.94)
                                                                    --------        --------
Total from investment operations...............................         0.11           (5.02)
                                                                    --------        --------
Net asset value, end of period.................................     $  15.28        $  15.17
                                                                    ========        ========
TOTAL RETURN (b)...............................................         0.73%         (24.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  3,056        $  1,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................         0.95% (c)       0.95% (c)
Ratio of net investment income (loss) to average net assets ...        (0.59)% (c)     (0.55)% (c)
Portfolio turnover rate (d)....................................           39%             74%


(a)   Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 13


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of fifty-nine funds that are offering shares. This report covers the First Trust Multi-Manager Small Cap Opportunities ETF (the
"Fund"), which trades under the ticker "MMSC" on the NYSE Arca, Inc. ("NYSE
Arca"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the
United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing
Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First
Trust" or the "Advisor") in accordance with valuation procedures approved by the
Trust's Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The
Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.

      Shares of open-end funds are valued based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor's Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;

      2)    the type of security;

      3)    the size of the holding;

      4)    the initial cost of the security;

      5)    transactions in comparable securities;

      6)    price quotes from dealers and/or third-party pricing services; 7)
            relationships among various securities;

      8)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      9)    an analysis of the issuer's financial statements;

     10)    the existence of merger proposals or tender offers that might affect the value of the security; and

     11)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2023, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates would be shown in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and would be included in "Net realized gain (loss) on foreign currency transactions" on the Statement of
Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

D. RESTRICTED SECURITIES

As of February 28, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees.



                                             ACQUISITION                   CURRENT      CARRYING                      % OF
SECURITIES                                      DATE         SHARES         PRICE         COST          VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
OmniAb, Inc. - 12.5 Earnout Shares           11/02/2022        46          $ 0.00        $ 0.00        $ 0.00         0.00%
OmniAb, Inc. - 15 Earnout Shares             11/02/2022        46            0.00          0.00          0.00         0.00%
                                                                                       ---------------------------------------
                                                                                         $ 0.00        $ 0.00         0.00%
                                                                                       =======================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The Fund did not pay a distribution during its fiscal period ended August 31,
2022.

As of August 31, 2022, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $     (4,995)
Accumulated capital and other gain (loss).......       (296,685)
Net unrealized appreciation (depreciation)......       (196,479)

F. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 remains open to federal and state audit. As of February 28, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2022, for federal income tax purposes, the Fund had $296,685 capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund's shareholders.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2022, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

                      Qualified Late Year Losses
             ---------------------------------------------
               Ordinary Losses             Capital Losses
             ------------------           ----------------
               $        4,995               $          --


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

As of February 28, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

                             Gross           Gross       Net Unrealized
                           Unrealized      Unrealized     Appreciation
            Tax Cost      Appreciation   (Depreciation)  (Depreciation)
         --------------  --------------  --------------  --------------
         $    3,039,925  $      228,751  $     (235,699) $       (6,948)

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the Fund's portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at a certain levels of the Fund's net assets
("breakpoints") and calculated pursuant to the schedule below.


                               Breakpoints
-------------------------------------------------------------------------
Fund net assets up to and including $2.5 billion                            0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion    0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion    0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion   0.87875%
Fund net assets greater than $10 billion up to and including $15 billion    0.85500%
Fund net assets greater than $15 billion                                    0.80750%


Prior to November 1, 2022, the Fund paid First Trust an annual management fee equal to 0.95% of its average daily net assets.

The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Driehaus Capital Management LLC ("DCM") and
Stephens Investment Management Group, LLC ("SIMG") (each, a "Sub-Advisor" and together, "Sub-Advisors"), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the "Sub-Advisory Agreements").
In this capacity, DCM and SIMG are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund's portfolio they have been allocated by
First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.35% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.35% of the average daily net assets of the portion of the Fund's assets allocated to that sub-advisor). Each Sub-Advisor's fees are paid by First Trust out of First
Trust's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2023, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $852,678 and $871,325, respectively.

For the six months ended February 28, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $1,475,233 and $0, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2023.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

                                                                         Page 19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

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ADDITIONAL INFORMATION (CONTINUED)
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          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

                                                                         Page 21

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

MARKET RISK. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February
2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia,
Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the
U.S. has resumed "reasonably" normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund's portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund's shares and result in increased market volatility. During any such events, a fund's shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund's shares may widen.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date.
Preferred securities may also be substantially less liquid than other securities, including common stock.

VALUATION RISK. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions
(sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots.
If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST MULTI-MANAGER SMALL CAP OPPORTUNITIES ETF (MMSC)
                         FEBRUARY 28, 2023 (UNAUDITED)

                               ADVISORY AGREEMENT

     BOARD CONSIDERATIONS REGARDING APPROVAL OF AMENDMENT TO THE INVESTMENT
                              MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the amendment (the
"Amendment") of the Investment Management Agreement (the "Agreement") with First
Trust Advisors L.P. (the "Advisor") on behalf of the First Trust Multi-Manager
Small Cap Opportunities ETF (the "Fund").

The Board approved the Amendment at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12-13, 2022 and September 18-19, 2022. Following those preliminary discussions, the Board requested and received information from the
Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.

In reviewing the Amendment, the Board considered that the purpose of the
Amendment is to modify the unitary fee rate for the Fund under the Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. The Board noted the Advisor's representations that the quality and quantity of the services provided to the Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.

The Board noted that it, including the Independent Trustees, approved the
Agreement for an initial two-year period ending October 8, 2023 at a meeting held on September 13, 2021. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the approval of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Based on all of the information considered, the Board, including the Independent
Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of the Fund.

                                                                         Page 23

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606


[BLANK BACK COVER]


(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 8, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 8, 2023

* Print the name and title of each signing officer under his or her signature.